UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08236
Northern Funds
(Exact name of registrant as specified in charter)

50 South LaSalle Street
Chicago, IL 60603
(Address of principal executive offices) (Zip code)
Name and Address of Agent for Service:
Michael D. Mabry
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
with a copy to:
Kevin P. O’Rourke
Jose J. Del Real, Esq.
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Registrant's telephone number, including area code:
(800) 595-9111
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2024
Item 1. Reports to Stockholders.
(a)

Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).
U.S. GOVERNMENT MONEY MARKET FUND
SHARES/NOGXX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	$ 18	0.35%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period.
GROWTH OF $
10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	5.15%	2.10%	1.42%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 19,965,895
Total number of portfolio holdings	125
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	49.2%
U.S. Government Agencies	33.2%
U.S. Government Obligations	18.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fun
d's
prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance

Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at anytime, including during periods of market stress.

U.S. GOVERNMENT SELECT MONEY
MARKET FUND
SHARES/NOSXX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the U.S. Government Select Money Market Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	$ 18	0.35%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an
initial
$10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting peri
od.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	5.18%	2.16%	1.45%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fu nd
performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 4,597,519
Total number of portfolio holdings	121
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	47.8%
U.S. Government Agencies	32.7%
U.S. Government Obligations	19.6%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance

Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at anytime, including during periods of market stress.

U.S. TREASURY INDEX FUND
SHARES/BTIAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the U.S. Treasury Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. TREASURY INDEX FUND (SHARES/BTIAX)	$ 8	0.16%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
U.S. TREASURY INDEX FUND (SHARES/BTIAX)	9.58%	-0.35%	1.18%
BLOOMBERG U.S. AGGREGATE BOND INDEX 2	11.57%	0.33%	1.84%
BLOOMBERG U.S. TREASURY INDEX	9.72%	-0.20%	1.34%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2
Effective July 31, 2024, the Fund changed its broad-based securities market index from the
Bloomberg
U.S. Treasury Index to the Bloombe
rg
U.S. Aggregate Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 77,948
Total number of portfolio holdings	286
Portfolio turnover rate as of the end of the reporting period	17.34%
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	99.2%
Other less than 5%	0.2%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
How Has the Fund Changed?
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees (the “Board”) of Northern Funds (the "Trust"), upon the recommendation of Northern Trust Investments, Inc., investment adviser to the Trust, has determined that it is in the best interests of the Fund and its shareholders that the Fund be liquidated and terminated pursuant to a plan of liquidation and termination approved by the Board.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund,
in
clu
ding
t
he
Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

SMALL CAP CORE FUND
CLASS I/NSGRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting
period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
SMALL CAP CORE FUND (CLASS I/NSGRX)	$ 30	0.59%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in Class I shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index. Class I commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP CORE FUND (CLASS I/NSGRX)	26.82%	10.30%	9.14%
RUSSELL 3000 ® INDEX 1	35.19%	15.26%	12.83%
RUSSELL 2000 ® INDEX	26.76%	9.39%	8.78%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000 ® Index to the Russell 3000 ® Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 422,165
Total number of portfolio holdings	1,538
Portfolio turnover rate as of the end of the reporting period	11.26%
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	17.4%
Financials	16.7%
Health Care	16.4%
Information Technology	11.6%
Consumer Discretionary	9.9%
Real Estate	5.9%
Energy	5.1%
All other industries less than 5%	17.1%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How Has the Fund Changed?
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees of Northern Funds has approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee will be 0.40% and 0.38%, respectively.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholder
s
who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

SMALL CAP CORE FUND
CLASS K/NSCKX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
SMALL CAP CORE FUND (CLASS K/NSCKX)	$ 25	0.49%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in Class K shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index. Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP CORE FUND (CLASS K/NSCKX)	26.92%	10.38%	9.18%
RUSSELL 3000 ® INDEX 1	35.19%	15.26%	12.83%
RUSSELL 2000 ® INDEX	26.76%	9.39%	8.78%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000 ® Index to the Russell 3000 ® Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 422,165
Total number of portfolio holdings	1,538
Portfolio turnover rate as of the end of the reporting period	11.26%
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	17.4%
Financials	16.7%
Health Care	16.4%
Information Technology	11.6%
Consumer Discretionary	9.9%
Real Estate	5.9%
Energy	5.1%
All other industries less than 5%	17.1%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How Has the Fund Changed?
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review the
Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees of Northern Funds has approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee will be 0.40% and 0.38%, respectively.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

HIGH YIELD FIXED INCOME FUND
SHARES/NHFIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the High Yield Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	$31	0.60%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the
Shares
class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the
Fund's
broad-based securities market index and a style-specific index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	15.45%	4.61%	4.47%
BLOOMBERG UNIVERSAL INDEX 1	12.08%	0.70%	2.15%
BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX	15.73%	4.70%	5.04%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index to the Bloomberg Universal Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers
and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,810,046
Total number of portfolio holdings	515
Portfolio turnover rate as of the end of the reporting period	23.47%
TYPE OF SECURITY AS A % OF NET ASSETS
Corporate Bonds	80.8%
Foreign Issuer Bonds	14.5%
Other less than 5%	5.1%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

CORE BOND FUND
SHARES/NOCBX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Core Bond Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
CORE BOND FUND (SHARES/NOCBX)	$ 21	0.41%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 inves
t
ment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the
Fund's broad-based
securities
market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
CORE BOND FUND (SHARES/NOCBX)	11.87%	0.25%	1.72%
BLOOMBERG U.S. AGGREGATE BOND INDEX	11.57%	0.33%	1.84%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers
and/
or
expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 95,352
Total number of portfolio holdings	377
Portfolio turnover rate as of the end of the reporting period	61.45%
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	32.4%
Corporate Bonds	23.9%
U.S. Government Obligations	23.9%
Foreign Issuer Bonds	10.3%
Asset-Backed Securities	6.5%
Other less than 5%	4.2%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

SHORT BOND FUND
SHARES/BSBAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Short Bond Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
SHORT BOND FUND (SHARES/BSBAX)	$ 20	0.40%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the
Shares
class of the Fund and compares the initial and subsequent account values at the end of each of the most recently
completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
SHORT BOND FUND (SHARES/BSBAX)	7.41%	1.79%	1.72%
BLOOMBERG U.S. AGGREGATE BOND INDEX 2	11.57%	0.33%	1.84%
BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX	7.19%	1.70%	1.64%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-3 Year U.S. Government/Credit Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable
fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 296,945
Total number of portfolio holdings	211
Portfolio turnover rate as of the end of the reporting period	42.25%
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	46.4%
Corporate Bonds	26.4%
Foreign Issuer Bonds	9.3%
U.S. Government Agencies	8.4%
Asset-Backed Securities	5.5%
Other less than 5%	5.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

GLOBAL TACTICAL ASSET ALLOCATION FUND
SHARES/BBALX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Global Tactical Asset Allocation Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2,3
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	$ 14	0.27%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio reflects only the direct expenses of the Fund and not any expenses associated with the underlying funds.
3	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market indices and a blended benchmark.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	19.13%	5.89%	5.28%
MSCI ACWI INDEX	31.76%	12.19%	9.39%
BLOOMBERG U.S. AGGREGATE BOND INDEX	11.57%	0.33%	1.84%
BLENDED INDEX (60% MSCI ALL COUNTRY WORLD INDEX AND 40% BLOOMBERG U.S. AGGREGATE BOND INDEX)	23.38%	7.58%	6.54%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable
fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 83,646
Total number of portfolio holdings	15
Portfolio turnover rate as of the end of the reporting period	76.94%
ASSET CLASS WEIGHTINGS

AS A % OF INVESTMENTS
U.S. Equity	41.7%
U.S. Bonds - Investment Grade	27.8%
Non U.S. Equity - Developed	15.3%
Non U.S. Equity - Emerging Markets	7.6%
U.S. Bonds - High Yield	4.9%
Global Infrastructure	1.0%
Global Real Estate	1.0%
Cash	0.7%
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

MULTI-MANAGER HIGH YIELD
OPPORTUNITY FUND
SHARES/NMHYX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Multi-Manager High Yield Opportunity Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	$ 35	0.68%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial
and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	14.35%	4.69%	4.52%
BLOOMBERG UNIVERSAL INDEX 1	12.08%	0.70%	2.15%
ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX	15.67%	4.53%	4.95%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA U.S. High Yield Constrained Index to the Bloomberg Universal Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 188,227
Total number of portfolio holdings	1,542
Portfolio turnover rate as of the end of the reporting period	27.84%
TYPE OF SECURITY AS A % OF NET ASSETS
Corporate Bonds	79.6%
Foreign Issuer Bonds	9.0%
Other less than 5%	10.6%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

SMALL CAP INDEX FUND
SHARES/NSIDX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Small Cap Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
SMALL CAP INDEX FUND (SHARES/NSIDX)	$ 5	0.10%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP INDEX FUND (SHARES/NSIDX)	26.64%	9.21%	8.63%
RUSSELL 3000 ® INDEX 2	35.19%	15.26%	12.83%
RUSSELL 2000 ® INDEX	26.76%	9.39%	8.78%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000 ® Index to the Russell 3000 ® Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,257,354
Total number of portfolio holdings	1,993
Portfolio turnover rate as of the end of the reporting period	12.42%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	17.3%
Health Care	17.3%
Industrials	16.6%
Information Technology	12.5%
Consumer Discretionary	9.8%
Real Estate	6.2%
Energy	5.2%
All other industries less than 5%	15.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

U.S. QUALITY ESG FUND
CLASS I/NUEIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	$ 26	0.49%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in Class I shares of the Fund and compares the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since the Fund's inception on October 2, 2017 and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index. Class I commenced operations on August 21, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	32.17%	15.68%	14.04%
RUSSELL 1000 ® INDEX	35.68%	15.64%	14.12%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 506,559
Total number of portfolio holdings	173
Portfolio turnover rate as of the end of the reporting period	16.81%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.2%
Financials	13.0%
Consumer Discretionary	11.7%
Health Care	10.9%
Industrials	10.8%
Communication Services	7.9%
Consumer Staples	5.6%
All other industries less than 5%	8.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

U.S. QUALITY ESG FUND
CLASS K/NUESX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. QUALITY ESG FUND (CLASS K/NUESX)	$ 20	0.39%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in Class K shares of the Fund and compares the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since the Fund's inception on October 2, 2017 and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index. Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. QUALITY ESG FUND (CLASS K/NUESX)	32.35%	15.77%	14.10%
RUSSELL 1000 ® INDEX	35.68%	15.64%	14.12%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 506,559
Total number of portfolio holdings	173
Portfolio turnover rate as of the end of the reporting period	16.81%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.2%
Financials	13.0%
Consumer Discretionary	11.7%
Health Care	10.9%
Industrials	10.8%
Communication Services	7.9%
Consumer Staples	5.6%
All other industries less than 5%	8.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

HIGH YIELD MUNICIPAL FUND
SHARES/NHYMX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
HIGH YIELD MUNICIPAL FUND (SHARES/NHYMX)	$ 30	0.58%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period
. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific ind ex
.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
HIGH YIELD MUNICIPAL FUND (SHARES/NHYMX)	14.83%	0.73%	2.51%
BLOOMBERG U.S. MUNICIPAL BOND INDEX 1	10.37%	1.39%	2.52%
BLOOMBERG MUNICIPAL BOND 60% HIGH YIELD/40% INVESTMENT GRADE INDEX	14.53%	2.42%	3.73%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Municipal Bond 60% High Yield/40% Investment Grade Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 390,913
Total number of portfolio holdings	282
Portfolio turnover rate as of the end of the reporting period	13.35%
STATE ALLOCATION

AS A % OF NET ASSETS
California	10.6%
Texas	8.6%
Florida	8.2%
Indiana	5.0%
All other states less than 5%	65.9%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How Has the Fund Changed?
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review the
Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees (the “Board”) of Northern Funds (the "Trust"), upon the recommendation of Northern Trust Investments, Inc., investment adviser to the Trust, has determined that it is in the best interests of the Fund and its shareholders that the Fund be liquidated and terminated on or about January 31, 2025, pursuant to a plan of liquidation and termination approved by the Board. The liquidation date may be changed at the discretion of the Trust's officers.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

SMALL CAP VALUE FUND
SHARES/NOSGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Small Cap Value Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
SMALL CAP VALUE FUND (SHARES/NOSGX)	$ 51	1.00%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP VALUE FUND (SHARES/NOSGX)	23.91%	8.14%	7.72%
RUSSELL 3000 ® INDEX 1	35.19%	15.26%	12.83%
RUSSELL 2000® VALUE INDEX	25.88%	9.29%	8.22%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000 ® Value Index to the Russell 3000 ® Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,054,689
Total number of portfolio holdings	512
Portfolio turnover rate as of the end of the reporting period	14.51%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	28.7%
Industrials	12.6%
Consumer Discretionary	10.4%
Real Estate	10.4%
Health Care	8.7%
Energy	7.8%
Information Technology	5.5%
Materials	5.2%
All other industries less than 5%	10.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How Has the Fund Changed?
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete inf orma
tion, you may review
the
Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees of Northern Funds has approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee will be 0.50% and 0.45%, respectively.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including t he
Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

INTERMEDIATE TAX-EXEMPT FUND
SHARES/NOITX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	$ 23	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	8.56%	0.91%	1.90%
BLOOMBERG U.S. MUNICIPAL BOND INDEX 1	10.37%	1.39%	2.52%
BLOOMBERG MUNICIPAL 1-15 YEAR INDEX	8.47%	1.45%	2.24%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Municipal 1-15 Year Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,190,676
Total number of portfolio holdings	362
Portfolio turnover rate as of the end of the reporting period	26.04%
STATE ALLOCATION

AS A % OF NET ASSETS
New York	14.6%
Florida	7.5%
Texas	6.8%
Illinois	5.6%
Washington	5.4%
All other states less than 5%	60.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

MULTI-MANAGER GLOBAL LISTED
INFRASTRUCTURE FUND
SHARES/NMFIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Multi-Manager Global Listed Infrastructure Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	$ 51	0.96%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-
specific
index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	25.43%	5.31%	5.00%
MSCI ACWI INDEX 1	31.76%	12.19%	9.39%
S&P GLOBAL INFRASTRUCTURE INDEX	29.68%	5.97%	5.38%
1	Effective July 31, 2024 , the Fund changed its broad-based securities market index from the S&P Global Infrastructure Index to the MSCI ACWI Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,021,349
Total number of portfolio holdings	102
Portfolio turnover rate as of the end of the reporting period	20.34%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	46.1%
Euro	19.2%
British Pound	14.1%
All other currencies less than 5%	19.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

INCOME EQUITY FUND
SHARES/NOIEX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Income Equity Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
INCOME EQUITY FUND (SHARES/NOIEX)	$ 26	0.49%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
INCOME EQUITY FUND (SHARES/NOIEX)	35.64%	14.31%	11.69%
S&P 500 ® INDEX	36.35%	15.98%	13.38%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, f und
performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 208,928
Total number of portfolio holdings	153
Portfolio turnover rate as of the end of the reporting period	9.25%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.4%
Financials	11.3%
Health Care	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Discretionary	7.8%
Consumer Staples	7.4%
All other industries less than 5%	15.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

INTERNATIONAL EQUITY FUND
SHARES/NOIGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the International Equity Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	$ 26	0.50%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	23.93%	8.20%	4.62%
MSCI WORLD EX USA INDEX	24.98%	8.36%	5.68%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 146,681
Total number of portfolio holdings	220
Portfolio turnover rate as of the end of the reporting period	14.49%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
Euro	28.1%
Japanese Yen	19.5%
British Pound	12.9%
Canadian Dollar	10.2%
Swiss Franc	8.1%
Australian Dollar	5.6%
All other currencies less than 5%	14.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

FIXED INCOME FUND
SHARES/NOFIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
FIXED INCOME FUND (SHARES/NOFIX)	$ 23	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
FIXED INCOME FUND (SHARES/NOFIX)	12.24%	0.68%	1.99%
BLOOMBERG U.S. AGGREGATE BOND INDEX	11.57%	0.33%	1.84%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 356,680
Total number of portfolio holdings	436
Portfolio turnover rate as of the end of the reporting period	61.69%
TYPE OF SECURITY AS A % OF NET ASSETS
Corporate Bonds	35.0%
U.S. Government Agencies	33.3%
U.S. Government Obligations	11.6%
Foreign Issuer Bonds	10.4%
Asset-Backed Securities	7.4%
Other less than 5%	2.0%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

U.S. GOVERNMENT FUND
SHARES/NOUGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the U.S. Government Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT FUND (SHARES/NOUGX)	$ 23	0.44%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT FUND (SHARES/NOUGX)	8.59%	0.56%	1.21%
BLOOMBERG U.S. AGGREGATE BOND INDEX 1	11.57%	0.33%	1.84%
BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX	8.33%	0.84%	1.50%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Intermediate U.S. Government Bond Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 24,146
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	17.13%
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	93.9%
U.S. Government Agencies	5.2%
Other less than 5%	0.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

STOCK INDEX FUND
SHARES/NOSIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Stock Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
STOCK INDEX FUND (SHARES/NOSIX)	$ 3	0.05%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
STOCK INDEX FUND (SHARES/NOSIX)	36.27%	15.87%	13.27%
S&P 500 ® INDEX	36.35%	15.98%	13.38%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fun
d
performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 14,730,833
Total number of portfolio holdings	506
Portfolio turnover rate as of the end of the reporting period	2.09%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.6%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	10.1%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.8%
All other industries less than 5%	10.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

TAX-EXEMPT FUND
SHARES/NOTEX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TAX-EXEMPT FUND (SHARES/NOTEX)	$ 23	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
TAX-EXEMPT FUND (SHARES/NOTEX)	10.03%	0.67%	2.14%
BLOOMBERG U.S. MUNICIPAL INDEX	10.37%	1.39%	2.52%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 781,734
Total number of portfolio holdings	306
Portfolio turnover rate as of the end of the reporting period	18.56%
STATE ALLOCATION

AS A % OF NET ASSETS
New York	12.1%
Texas	8.6%
Florida	8.3%
Colorado	6.6%
Massachusetts	5.4%
Illinois	5.0%
All other states less than 5%	55.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

CALIFORNIA TAX-EXEMPT FUND
SHARES/NCATX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30,
2024
This semi-annual shareholder report contains important information about the California Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	$ 23	0.46%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	10.00%	0.77%	2.27%
BLOOMBERG U.S. MUNICIPAL BOND INDEX 2	10.37%	1.39%	2.52%
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX	9.87%	1.32%	2.48%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2
Effective July 31, 2024, the Fund changed its broad-based securities market index from
the Bloomberg California Municipal Bond
Index
to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund
performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 150,642
Total number of portfolio holdings	132
Portfolio turnover rate as of the end of the reporting period	23.19%
TYPE OF SECURITY AS A % OF NET ASSETS
Revenue Bonds	59.3%
General Obligation Unlimited Bonds	37.2%
Certificates of Participation	2.7%
Money Market Funds	2.3%
Special Tax Bonds	1.2%
Tax Allocation Bonds	0.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

ARIZONA TAX-EXEMPT FUND
SHARES/NOAZX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Arizona Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	$ 24	0.47%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	9.67%	0.64%	1.98%
BLOOMBERG U.S. MUNICIPAL BOND INDEX1	10.37%	1.39%	2.52%
BLOOMBERG ARIZONA MUNICIPAL BOND INDEX	10.10%	1.22%	2.33%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Arizona Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 60,513
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	31.13%
TYPE OF SECURITY AS A % OF NET ASSETS
Revenue Bonds	65.2%
General Obligation Unlimited Bonds	24.5%
Certificates of Participation	3.8%
Money Market Funds	3.6%
Special Assessment Bonds	1.3%
General Obligation Limited Bonds	0.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

CALIFORNIA INTERMEDIATE
TAX-EXEMPT FUND
SHARES/NCITX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the California Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	$ 23	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	9.01%	0.73%	1.83%
BLOOMBERG U.S. MUNICIPAL BOND INDEX 1	10.37%	1.39%	2.52%
BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX	8.14%	1.20%	2.07%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg California Intermediate Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 248,523
Total number of portfolio holdings	132
Portfolio turnover rate as of the end of the reporting period	22.47%
TYPE OF SECURITY AS A % OF NET ASSETS
Revenue Bonds	62.0%
General Obligation Unlimited Bonds	31.3%
Money Market Funds	2.9%
Certificates of Participation	2.5%
Special Tax Bonds	1.7%
Tax Allocation Bonds	0.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

ULTRA-SHORT FIXED INCOME FUND
SHARES/NUSFX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	$ 13	0.25%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	6.85%	2.58%	2.10%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX 1	11.98%	-0.83%	0.57%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX	5.87%	1.99%	1.55%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA 1-Year U.S. Treasury Note Index to the Bloomberg Global Aggregate Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.

KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,648,432
Total number of portfolio holdings	208
Portfolio turnover rate as of the end of the reporting period	22.04%
TYPE OF SECURITY AS A % OF NET ASSETS
Foreign Issuer Bonds	42.7%
Corporate Bonds	39.1%
U.S. Government Obligations	7.3%
Asset-Backed Securities	5.9%
Other less than 5%	4.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

ULTRA-SHORT FIXED INCOME FUND
SIEBERT WILLIAMS SHANK SHARES/SWSFX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	$ 13	0.25%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index. Siebert Williams Shank Shares commenced operations on September 13, 2022. Performance prior to that date is for the Shares class. Siebert Williams Shank Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	6.85%	2.58%	2.10%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX 1	11.98%	-0.83%	0.57%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX	5.87%	1.99%	1.55%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA 1-Year U.S. Treasury Note Index to the Bloomberg Global Aggregate Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,648,432
Total number of portfolio holdings	208
Portfolio turnover rate as of the end of the reporting period	22.04%
TYPE OF SECURITY AS A % OF NET ASSETS
Foreign Issuer Bonds	42.7%
Corporate Bonds	39.1%
U.S. Government Obligations	7.3%
Asset-Backed Securities	5.9%
Other less than 5%	4.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

TAX-ADVANTAGED ULTRA-SHORT
FIXED INCOME FUND
SHARES/NTAUX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tax-Advantaged Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	$ 13	0.25%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative, purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index, two style-specific indices and a blended index.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	5.18%	1.80%	1.43%
BLOOMBERG U.S. MUNICIPAL BOND INDEX 2	10.37%	1.39%	2.52%
ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX	4.07%	1.57%	1.24%
ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX	5.47%	1.40%	1.30%
75% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX	4.42%	1.53%	1.26%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2
Effective July 31, 2024, the Fund changed its broad-based securities market index from the 75% ICE BofA 6-12 Month Municipal Securities Index and 25% ICE BofA 1-3 Year US Municipal Securities Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,562,803
Total number of portfolio holdings	442
Portfolio turnover rate as of the end of the reporting period	27.86%
TYPE OF SECURITY AS A % OF NET ASSETS
Municipal Bonds	64.9%
Short-Term Investments	13.3%
Foreign Issuer Bonds	10.7%
Corporate Bonds	7.7%
Other less than 5%	6.6%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

MULTI-MANAGER GLOBAL REAL ESTATE FUND
SHARES/NMMGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Multi-Manager Global Real Estate Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	$ 48	0.92%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	26.27%	2.36%	4.70%
MSCI ACWI INDEX 1	31.76%	12.19%	9.39%
FTSE EPRA NAREIT DEVELOPED INDEX	28.86%	1.39%	4.06%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the FTSE EPRA Nareit Developed Index to the MSCI ACWI Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee
waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers
and
/or expense
reimbursements
, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 139,638
Total number of portfolio holdings	96
Portfolio turnover rate as of the end of the reporting period	31.85%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	69.0%
British Pound	6.7%
Japanese Yen	6.0%
Australian Dollar	5.9%
Euro	5.7%
All other currencies less than 5%	6.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

ACTIVE M EMERGING MARKETS EQUITY FUND
SHARES/NMMEX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Active M Emerging Markets Equity Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	$ 58	1.11%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	22.39%	5.02%	3.30%
MSCI EM (EMERGING MARKETS) INDEX	26.05%	5.75%	4.02%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 167,259
Total number of portfolio holdings	177
Portfolio turnover rate as of the end of the reporting period	77.75%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	19.2%
Indian Rupee	17.7%
Hong Kong Dollar	14.5%
Taiwan Dollar	13.3%
Korean Won	12.7%
South African Rand	5.7%
All other currencies less than 5%	19.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

How Has the Fund
Changed
?
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review t he
Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved the termination of Ashmore Investment Management Limited as a sub-adviser to the Fund effective September 17, 2024, and the appointment of FIAM LLC as a sub-adviser to the Fund effective September 30, 2024.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

GLOBAL SUSTAINABILITY INDEX FUND
CLASS I/NSRIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Global Sustainability Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
GLOBAL SUSTAINABILITY INDEX FUND (CLASS I/NSRIX)	$ 15	0.29%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in Class I shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index. Class I commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL SUSTAINABILITY INDEX FUND (CLASS I/NSRIX)	33.12%	13.36%	10.30%
MSCI WORLD INDEX 2	32.43%	13.04%	10.07%
MSCI WORLD ESG LEADERS INDEX	32.89%	13.29%	10.19%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI World ESG Leaders Index to the MSCI World Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,027,243
Total number of portfolio holdings	717
Portfolio turnover rate as of the end of the reporting period	9.58%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	72.2%
Euro	7.3%
Japanese Yen	6.0%
All other currencies less than 5%	13.9%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

GLOBAL SUSTAINABILITY INDEX FUND
CLASS K/NSRKX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Global Sustainability Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
GLOBAL SUSTAINABILITY INDEX FUND (CLASS K/NSRKX)	$ 12	0.24%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in Class K shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index. Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL SUSTAINABILITY INDEX FUND (CLASS K/NSRKX)	33.21%	13.41%	10.32%
MSCI WORLD INDEX 2	32.43%	13.04%	10.07%
MSCI WORLD ESG LEADERS INDEX	32.89%	13.29%	10.19%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI World ESG Leaders Index to the MSCI World Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund
performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,027,243
Total number of portfolio holdings	717
Portfolio turnover rate as of the end of the reporting period	9.58%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	72.2%
Euro	7.3%
Japanese Yen	6.0%
All other currencies less than 5%	13.9%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the
Fund
, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

LIMITED TERM TAX-EXEMPT FUND
SHARES/NSITX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Limited Term Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	$ 23	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	6.13%	1.34%	1.33%
BLOOMBERG U.S. MUNICIPAL BOND INDEX 1	10.37%	1.39%	2.52%
BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX	6.41%	1.36%	1.50%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year Blend Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 384,507
Total number of portfolio holdings	189
Portfolio turnover rate as of the end of the reporting period	21.37%
STATE ALLOCATION

AS A % OF
NET
ASSETS
Texas	14.4%
New York	11.6%
Alabama	5.4%
Colorado	5.1%
All other states less than 5%	64.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

LIMITED TERM U.S. GOVERNMENT FUND
SHARES/NSIUX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Limited Term U.S. Government Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	$ 22	0.44%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	7.21%	0.84%	1.06%
BLOOMBERG U.S. AGGREGATE BOND INDEX 1	11.57%	0.33%	1.84%
BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX	7.49%	1.24%	1.47%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year U.S. Government Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 24,067
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	20.70%
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	96.6%
Other less than 5%	3.2%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional
information
about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

BOND INDEX FUND
SHARES/NOBOX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Bond Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
BOND INDEX FUND (SHARES/NOBOX)	$ 4	0.07%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
BOND INDEX FUND (SHARES/NOBOX)	11.53%	0.24%	1.73%
BLOOMBERG U.S. AGGREGATE BOND INDEX	11.57%	0.33%	1.84%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,426,243
Total number of portfolio holdings	3,641
Portfolio turnover rate as of the end of the reporting period	22.97%
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	42.8%
U.S. Government Agencies	26.7%
Corporate Bonds	21.2%
Foreign Issuer Bonds	6.3%
Other less than 5%	3.9%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund,
including
the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

ACTIVE M INTERNATIONAL EQUITY FUND
SHARES/NMIEX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Active M International Equity Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	$ 44	0.85%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	25.66%	9.85%	5.98%
MSCI WORLD EX USA IMI INDEX	24.77%	8.14%	5.71%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 512,621
Total number of portfolio holdings	462
Portfolio turnover rate as of the end of the reporting period	18.65%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
Euro	29.1%
United States Dollar	20.9%
British Pound	19.2%
Japanese Yen	11.6%
All other currencies less than 5%	18.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

EMERGING MARKETS EQUITY INDEX FUND
SHARES/NOEMX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Emerging Markets Equity Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	$ 8	0.15%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	24.58%	4.92%	3.46%
MSCI EM (EMERGING MARKETS) INDEX	26.05%	5.75%	4.02%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,911,369
Total number of portfolio holdings	1,334
Portfolio turnover rate as of the end of the reporting period	8.29%
CONCENTRATION BY
CURRENCY
AS A

% OF NET ASSETS
Hong Kong Dollar	22.4%
Indian Rupee	19.0%
Taiwan Dollar	17.3%
Korean Won	10.2%
United States Dollar	7.2%
All other currencies less than 5%	24.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

LARGE CAP CORE FUND
SHARES/NOLCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Large Cap Core Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
LARGE CAP CORE FUND (SHARES/NOLCX)	$ 24	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
LARGE CAP CORE FUND (SHARES/NOLCX)	37.30%	16.04%	12.11%
S&P 500 ® INDEX	36.35%	15.98%	13.38%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers
and/or
expense
reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 301,688
Total number of portfolio holdings	168
Portfolio turnover rate as of the end of the reporting period	11.46%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.0%
Financials	12.8%
Health Care	11.8%
Consumer Discretionary	10.0%
Communication Services	9.0%
Industrials	8.7%
Consumer Staples	6.0%
All other industries less than 5%	10.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information
.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

MID CAP INDEX FUND
SHARES/NOMIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Mid Cap Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
MID CAP INDEX FUND (SHARES/NOMIX)	$ 5	0.10%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
MID CAP INDEX FUND (SHARES/NOMIX)	26.66%	11.64%	10.17%
RUSSELL 3000 ® INDEX 2	35.19%	15.26%	12.83%
S&P MIDCAP 400® INDEX	26.79%	11.78%	10.32%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2	Effective July 31, 2024, the Fund changed its broad-based securities market index from the S&P Midcap 400 ® Index to the Russell 3000 ® Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable
fee waivers and/or expense reimbursements in effect during the period shown.
In
the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,120,139
Total number of portfolio holdings	407
Portfolio turnover rate as of the end of the reporting period	9.88%
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	22.5%
Financials	16.5%
Consumer Discretionary	14.2%
Health Care	9.9%
Information Technology	8.9%
Real Estate	7.3%
Materials	6.4%
All other industries less than 5%	14.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

INTERNATIONAL EQUITY INDEX FUND
SHARES/NOINX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the International Equity Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	$ 5	0.10%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	25.47%	8.20%	5.69%
MSCI EAFE INDEX	24.77%	8.20%	5.71%
The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable
fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 5,321,795
Total number of portfolio holdings	748
Portfolio turnover rate as of the end of the reporting period	7.49%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
Euro	32.7%
Japanese Yen	21.9%
British Pound	14.4%
Swiss Franc	9.7%
Australian Dollar	7.5%
All other currencies less than 5%	12.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

LARGE CAP VALUE FUND
SHARES/NOLVX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Large Cap Value Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
LARGE CAP VALUE FUND (SHARES/NOLVX)	$ 29	0.57%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
LARGE CAP VALUE FUND (SHARES/NOLVX)	25.17%	10.82%	8.84%
RUSSELL 1000 ® INDEX 1	35.68%	15.64%	13.10%
RUSSELL 1000 ® VALUE INDEX	27.76%	10.69%	9.23%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 1000 ® Value Index to the Russell 1000 ® Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 65,839
Total number of portfolio holdings	164
Portfolio turnover rate as of the end of the reporting period	37.60%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	22.0%
Health Care	16.6%
Industrials	13.8%
Information Technology	10.0%
Consumer Discretionary	7.4%
Consumer Staples	6.5%
Energy	5.6%
Utilities	5.5%
All other industries less than 5%	12.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

GLOBAL REAL ESTATE INDEX FUND
SHARES/NGREX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Global Real Estate Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	$ 25	0.47%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and the reporting period. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	29.73%	1.80%	4.33%
MSCI WORLD INDEX 2	29.30%	1.39%	4.23%
MSCI ACWI IMI CORE REAL ESTATE INDEX	32.43%	13.04%	10.07%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI IMI Core Real Estate Index to the MSCI World Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Performance data current to the most recent month-end is available at
northerntrust.com/funds#performance
.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,189,522
Total number of portfolio holdings	547
Portfolio turnover rate as of the end of the reporting period	5.69%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	58.0%
Japanese Yen	8.6%
Australian Dollar	5.2%
Euro	5.0%
All other currencies less than 5%	22.2%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

NORTHERN FUNDS EQUITY FUNDS
Semi-Annual Financial Statements and Additional Information
September 30, 2024

EQUITY FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES
6	STATEMENTS OF OPERATIONS
10	STATEMENTS OF CHANGES IN NET ASSETS
16	FINANCIAL HIGHLIGHTS
38	SCHEDULES OF INVESTMENTS
38	ACTIVE M EMERGING MARKETS EQUITY FUND (Ticker Symbol: NMMEX)
43	ACTIVE M INTERNATIONAL EQUITY FUND (Ticker Symbol: NMIEX)
51	EMERGING MARKETS EQUITY INDEX FUND (Ticker Symbol: NOEMX)
73	GLOBAL REAL ESTATE INDEX FUND (Ticker Symbol: NGREX)
83	GLOBAL SUSTAINABILITY INDEX FUND (Ticker Symbols: Class I: NSRIX, Class K: NSRKX)
94	GLOBAL TACTICAL ASSET ALLOCATION FUND (Ticker Symbol: BBALX)
95	INCOME EQUITY FUND (Ticker Symbol: NOIEX)
99	INTERNATIONAL EQUITY FUND (Ticker Symbol: NOIGX)
104	INTERNATIONAL EQUITY INDEX FUND (Ticker Symbol: NOINX)
115	LARGE CAP CORE FUND (Ticker Symbol: NOLCX)
119	LARGE CAP VALUE FUND (Ticker Symbol: NOLVX)
123	MID CAP INDEX FUND (Ticker Symbol: NOMIX)
130	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (Ticker Symbol: NMFIX)
133	MULTI-MANAGER GLOBAL REAL ESTATE FUND (Ticker Symbol: NMMGX)
136	SMALL CAP CORE FUND (Ticker Symbols: Class I: NSGRX, Class K: NSCKX)
158	SMALL CAP INDEX FUND (Ticker Symbol: NSIDX)
185	SMALL CAP VALUE FUND (Ticker Symbol: NOSGX)
194	STOCK INDEX FUND (Ticker Symbol: NOSIX)
203	U.S. QUALITY ESG FUND (Ticker Symbols: Class I: NUEIX, Class K: NUESX)
208	NOTES TO THE FINANCIAL STATEMENTS
230	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
231	PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
232	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

NORTHERN FUNDS SEMIANNUAL REPORT 1 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	Active M Emerging Markets Equity Fund	Active M International Equity Fund	Emerging Markets Equity Index Fund	Global Real Estate Index Fund
ASSETS:
Investments, at value	$166,574	$487,891	$1,862,257	$1,154,045
Investments in affiliates, at value	5,425	20,803	63,179	23,963
Cash	—	—	1,233	91
Cash held at broker	—	—	2,748 (1)	1,465 (1)
Foreign currencies held at broker, at value	—	—	—	244 (2)
Foreign currencies, at value	475	1,285	4,164	2,591
Dividend income receivable	255	1,233	3,600	3,703
Receivable for capital gains tax	7	1	5	—
Receivable for foreign tax reclaims	33	1,791	95	927
Receivable for securities sold	87	2,169	—	1,416
Receivable for variation margin on futures contracts	—	—	1	18
Receivable for fund shares sold	3	—	475	3,136
Receivable from investment adviser	9	9	47	3
Unrealized appreciation on forward foreign currency exchange contracts	—	—	2	31
Prepaid and other assets	11	16	21	15
Total Assets	172,879	515,198	1,937,827	1,191,648
LIABILITIES:
Cash overdraft	—	19	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	88	65
Payable for securities purchased	202	2,272	—	1
Payable for variation margin on futures contracts	59	38	1,235	103
Payable for fund shares redeemed	3,674	27	1,467	261
Payable to affiliates:
Management fees	31	69	64	77
Custody fees	16	24	37	14
Shareholder servicing fees	4	3	31	24
Transfer agent fees	5	16	57	35
Accrued Trustee fees and expenses	2	2	7	6
Outstanding options written, at value (premiums received $(32))	—	—	—	—
Deferred foreign capital gains tax payable	1,432	65	23,227	1,479
Accrued other liabilities	195	42	245	61
Total Liabilities	5,620	2,577	26,458	2,126
Net Assets	$167,259	$512,621	$1,911,369	$1,189,522
ANALYSIS OF NET ASSETS:
Capital stock	$157,812	$351,255	$1,692,865	$1,039,554
Distributable earnings (loss)	9,447	161,366	218,504	149,968
Net Assets	$167,259	$512,621	$1,911,369	$1,189,522
Net Assets:
Shares	$167,259	$512,621	$1,911,369	$1,189,522
Class K	—	—	—	—
Class I	—	—	—	—
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	10,556	38,826	154,430	112,139
Class K	—	—	—	—
Class I	—	—	—	—
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$15.84	$13.20	$12.38	$10.61
Class K	—	—	—	—
Class I	—	—	—	—
Investments, at cost	$133,286	$371,715	$1,206,779	$781,953
Investments in affiliates, at cost	5,425	20,803	63,179	23,963
Foreign currencies held at broker, at cost	—	—	—	242
Foreign currencies, at cost	461	1,257	4,128	2,590

(1)	Includes restricted cash held at broker of $2,709, $1,465 and $1,256, respectively.
(2)	Includes restricted foreign currencies held at broker of $194, $492, $197 and $4,200, respectively.
See Notes to the Financial Statements.
EQUITY FUNDS 2 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)

Global Sustainability Index Fund	Global Tactical Asset Allocation Fund	Income Equity Fund	International Equity Fund	International Equity Index Fund	Large Cap Core Fund

$1,997,807	$5,023	$206,660	$143,531	$5,257,472	$298,152
16,482	78,515	2,053	1,240	10,589	3,340
—	—	4	—	—	—
1,768 (1)	—	—	14	3	—
1,802 (2)	—	—	232 (2)	5,418 (2)	—
3,397	—	—	687	13,207	—
2,259	18	275	459	15,081	209
—	—	—	—	—	—
2,360	—	—	684	20,990	4
—	15	—	—	—	—
77	—	9	11	64	14
3,811	127	190	7	2,024	49
4	2	5	3	54	5
14	—	—	—	168	—
35	11	8	7	18	3
2,029,816	83,711	209,204	146,875	5,325,088	301,776

80	13	—	—	9	—
22	—	—	—	125	—
—	—	—	—	5	—
116	—	—	26	1,062	—
2,041	13	196	96	1,632	2

60	3	16	11	93	22
—	—	—	15	—	2
120	12	12	9	67	13
64	3	6	5	168	9
3	4	4	9	16	16
—	—	22	—	—	—
—	—	—	—	—	—
67	17	20	23	116	24
2,573	65	276	194	3,293	88
$2,027,243	$83,646	$208,928	$146,681	$5,321,795	$301,688

$1,155,043	$75,647	$123,445	$161,186	$3,787,234	$145,827
872,200	7,999	85,483	(14,505)	1,534,561	155,861
$2,027,243	$83,646	$208,928	$146,681	$5,321,795	$301,688

$—	$83,646	$208,928	$146,681	$5,321,795	$301,688
1,010,357	—	—	—	—	—
1,016,886	—	—	—	—	—

—	6,254	12,076	13,287	340,205	10,035
41,596	—	—	—	—	—
41,901	—	—	—	—	—

$—	$13.37	$17.30	$11.04	$15.64	$30.06
24.29	—	—	—	—	—
24.27	—	—	—	—	—
$1,192,462	$4,805	$128,924	$116,596	$3,031,246	$163,192
15,536	67,793	2,053	1,240	10,589	3,340
1,765	—	—	223	5,176	—
2,523	—	—	673	13,078	—
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  3 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	Large Cap Value Fund	Mid Cap Index Fund	Multi-Manager Global Listed Infrastructure Fund	Multi-Manager Global Real Estate Fund
ASSETS:
Investments, at value	$65,340	$2,096,213	$976,389	$130,818
Investments in affiliates, at value	515	27,386	35,899	8,855
Cash	2	—	161	—
Foreign currencies, at value	—	—	2,491	30
Interest income receivable	—	—	—	—
Dividend income receivable	58	1,904	1,775	355
Receivable for foreign tax reclaims	2	4	1,443	82
Receivable for securities sold	—	10	3,778	273
Receivable for variation margin on futures contracts	2	24	52	—
Receivable for fund shares sold	—	1,308	2,969	28
Receivable from investment adviser	2	19	12	4
Prepaid and other assets	13	6	17	12
Total Assets	65,934	2,126,874	1,024,986	140,457
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for securities purchased	—	5,866	2,941	735
Payable for variation margin on futures contracts	—	1	44	—
Payable for fund shares redeemed	55	642	319	—
Payable to affiliates:
Management fees	6	31	150	20
Custody fees	2	9	17	8
Shareholder servicing fees	5	62	88	7
Transfer agent fees	2	67	33	5
Accrued Trustee fees and expenses	7	7	3	2
Accrued other liabilities	18	50	42	42
Total Liabilities	95	6,735	3,637	819
Net Assets	$65,839	$2,120,139	$1,021,349	$139,638
ANALYSIS OF NET ASSETS:
Capital stock	$51,129	$1,200,198	$905,511	$124,849
Distributable earnings (loss)	14,710	919,941	115,838	14,789
Net Assets	$65,839	$2,120,139	$1,021,349	$139,638
Net Assets:
Shares	$65,839	$2,120,139	$1,021,349	$139,638
Class K	—	—	—	—
Class I	—	—	—	—
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	2,940	93,631	78,224	12,143
Class K	—	—	—	—
Class I	—	—	—	—
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$22.39	$22.64	$13.06	$11.50
Class K	—	—	—	—
Class I	—	—	—	—
Investments, at cost	$54,591	$1,339,866	$859,397	$108,312
Investments in affiliates, at cost	515	27,386	35,899	8,855
Foreign currencies, at cost	—	—	2,450	30
See Notes to the Financial Statements.
EQUITY FUNDS 4 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)

Small Cap Core Fund	Small Cap Index Fund	Small Cap Value Fund	Stock Index Fund	U.S. Quality ESG Fund

$402,959	$1,233,008	$1,031,502	$14,658,124	$505,040
19,050	22,688	22,589	62,842	1,174
—	—	—	1,173	—
—	—	—	—	—
—	7	—	—	—
401	1,143	1,595	7,352	328
1	7	5	145	4
—	781	—	2,382	88
44	56	60	209	6
26	409	195	2,974	54
6	21	29	150	4
37	17	7	72	26
422,524	1,258,137	1,055,982	14,735,423	506,724

—	5	—	—	90
—	—	—	1,173	—
—	—	—	—	—
224	641	627	2,548	—

32	19	163	96	31
—	3	23	—	—
63	35	394	73	6
13	39	34	465	16
4	7	11	27	—
23	34	41	208	22
359	783	1,293	4,590	165
$422,165	$1,257,354	$1,054,689	$14,730,833	$506,559

$193,335	$770,512	$264,354	$3,686,973	$345,301
228,830	486,842	790,335	11,043,860	161,258
$422,165	$1,257,354	$1,054,689	$14,730,833	$506,559

$—	$1,257,354	$1,054,689	$14,730,833	$—
187,665	—	—	—	474,251
234,500	—	—	—	32,308

—	84,879	49,947	248,880	—
6,197	—	—	—	22,640
7,761	—	—	—	1,545

$—	$14.81	$21.12	$59.19	$—
30.28	—	—	—	20.95
30.22	—	—	—	20.91
$233,417	$785,760	$559,424	$3,753,392	$341,937
19,064	22,650	22,589	54,225	1,174
—	—	—	—	—
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  5 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	Active M Emerging Markets Equity Fund	Active M International Equity Fund	Emerging Markets Equity Index Fund	Global Real Estate Index Fund
INVESTMENT INCOME:
Dividend income	$2,179 (1)	$7,826 (1)	$30,430 (1)	$19,917 (1)
Dividend income from investments in affiliates	182	482	1,126	204
Interest income (Note 6)	14	773	75	36
Total Investment Income	2,375	9,081	31,631	20,157
EXPENSES:
Management fees	905	2,025	1,214	1,968
Custody fees	113	77	648	92
Transfer agent fees	32	95	334	189
Blue sky fees	10	8	9	10
Printing fees	4	6	12	8
Audit fees	11	11	14	14
Legal fees	7	7	10	10
Shareholder servicing fees (Shares)	30	15	78	58
Shareholder servicing fees (Class I)	—	—	—	—
Trustee fees and expenses	4	3	7	7
Interest expense	—	—	—	—
Other	37	30	76	18
Total Expenses	1,153	2,277	2,402	2,374
Less expenses reimbursed by investment adviser	(226)	(177)	(1,120)	(51)
Less custodian credits	—	—	—	—
Net Expenses	927	2,100	1,282	2,323
Net Investment Income	1,448	6,981	30,349	17,834
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	8,664 (2)	25,508 (2)	(14,613)(2)	(6,984)(2)
Investments in affiliates	—	—	—	—
Options written	—	—	—	—
Futures contracts	361	(2)	814	426
Foreign currency transactions	(108)	(40)	(532)	12
Forward foreign currency exchange contracts	—	—	192	19
Net changes in unrealized appreciation (depreciation) on:
Investments	3,824 (3)	(1,455)(3)	195,349 (3)	116,366 (3)
Investments in affiliates	—	—	—	—
Options written	—	—	—	—
Futures contracts	4	73	4,260	120
Foreign currency translations	(72)	118	110	83
Forward foreign currency exchange contracts	—	—	(145)	(84)
Net Gains	12,673	24,202	185,435	109,958
Net Increase in Net Assets Resulting from Operations	$14,121	$31,183	$215,784	$127,792

(1)	Net of $263, $609, $3,674, $880, $1,092, $4, $239 and $6,867, respectively, in foreign withholding taxes.
(2)	Net of foreign capital gains tax paid of $350, $25, $425 and $63, respectively.
(3)	Net change in unrealized of deferred foreign capital gains tax of $(777), $(52), $(12,404) and $(827), respectively.
See Notes to the Financial Statements.
EQUITY FUNDS 6 NORTHERN FUNDS SEMIANNUAL REPORT

For the Six Months Ended September 30, 2024 (UNAUDITED)

Global Sustainability Index Fund	Global Tactical Asset Allocation Fund	Income Equity Fund	International Equity Fund	International Equity Index Fund	Large Cap Core Fund

$19,126 (1)	$304	$2,068 (1)	$2,855 (1)	$89,963 (1)	$2,149
600	1,216	86	12	379	71
84	—	4	13	196	4
19,810	1,520	2,158	2,880	90,538	2,224

1,890	98	418	332	2,271	630
100	1	9	19	278	13
404	16	35	27	972	55
19	11	9	8	11	11
16	3	4	4	31	4
17	10	11	11	23	11
12	8	7	7	16	7
—	24	58	29	215	43
296	—	—	—	—	—
11	4	4	3	17	4
18	2	—	—	—	—
34	5	5	10	69	5
2,817	182	560	450	3,903	783
(25)	(70)	(119)	(95)	(1,292)	(134)
(2)	—	—	—	(1)	—
2,790	112	441	355	2,610	649
17,020	1,408	1,717	2,525	87,928	1,575

65,421	(361)	6,965	2,272	6,874	13,381
1	3,804	—	—	—	—
—	—	(360)	—	—	—
1,194	—	264	(52)	1,120	249
(747)	—	—	25	899	—
(104)	—	—	—	313	—

84,727	759	11,981	5,949	243,605	12,228
250	311	—	—	—	—
—	—	(120)	—	—	—
(3)	—	(27)	(25)	(630)	(1)
1,048	—	—	73	1,363	—
47	—	—	—	219	—
151,834	4,513	18,703	8,242	253,763	25,857
$168,854	$5,921	$20,420	$10,767	$341,691	$27,432
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  7 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	Large Cap Value Fund	Mid Cap Index Fund	Multi-Manager Global Listed Infrastructure Fund	Multi-Manager Global Real Estate Fund
INVESTMENT INCOME:
Dividend income	$736	$15,762 (1)	$21,473 (1)	$2,033 (1)
Dividend income from investments in affiliates	18	648	651	122
Interest income (Note 6)	1	40	32	—
Total Investment Income	755	16,450	22,156	2,155
EXPENSES:
Management fees	167	938	4,335	555
Custody fees	7	82	73	19
Transfer agent fees	12	401	186	24
Blue sky fees	8	14	10	9
Printing fees	3	15	8	3
Audit fees	11	17	11	11
Legal fees	7	12	8	7
Shareholder servicing fees (Shares)	16	142	214	19
Shareholder servicing fees (Class I)	—	—	—	—
Trustee fees and expenses	4	10	4	3
Other	4	13	23	17
Total Expenses	239	1,644	4,872	667
Less expenses reimbursed by investment adviser	(61)	(582)	(227)	(91)
Less custodian credits	—	(1)	(7)	—
Net Expenses	178	1,061	4,638	576
Net Investment Income	577	15,389	17,518	1,579
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	3,121	64,014	13,395	1,788
Investments in affiliates	—	—	—	—
Futures contracts	52	74	797	—
Foreign currency transactions	—	—	54	(9)
Net changes in unrealized appreciation (depreciation) on:
Investments	(657)	(15,783)	76,088	9,466
Investments in affiliates	—	—	—	—
Futures contracts	4	(399)	406	—
Foreign currency translations	—	—	96	7
Net Gains	2,520	47,906	90,836	11,252
Net Increase in Net Assets Resulting from Operations	$3,097	$63,295	$108,354	$12,831

(1)	Net of $6, $1,188, $55, $5, $17, $9 and $40, respectively, in foreign withholding taxes.
See Notes to the Financial Statements.
EQUITY FUNDS 8 NORTHERN FUNDS SEMIANNUAL REPORT

For the Six Months Ended September 30, 2024 (UNAUDITED)

Small Cap Core Fund	Small Cap Index Fund	Small Cap Value Fund	Stock Index Fund	U.S. Quality ESG Fund

$3,084 (1)	$8,397 (1)	$10,737 (1)	$93,300 (1)	$3,486
401	484	805	5,402	100
29	35	56	274	5
3,514	8,916	11,598	98,976	3,591

983	529	4,999	2,773	870
18	56	62	425	17
81	226	203	2,669	91
16	8	21	19	13
5	9	9	80	5
11	14	14	51	11
7	10	10	36	7
—	64	699	282	—
109	—	—	—	15
4	7	7	49	4
6	10	12	52	5
1,240	933	6,036	6,436	1,038
(101)	(339)	(763)	(2,892)	(100)
—	—	—	(1)	(1)
1,139	594	5,273	3,543	937
2,375	8,322	6,325	95,433	2,654

51,732	66,037	144,479	97,950	6,809
(43)	—	—	143	—
1,092	(227)	2,773	13,816	293
—	—	—	—	—

(36,126)	(6,774)	(102,883)	1,193,287	31,505
41	(3)	—	1,139	—
335	(166)	145	(2,821)	(26)
—	—	—	—	—
17,031	58,867	44,514	1,303,514	38,581
$19,406	$67,189	$50,839	$1,398,947	$41,235
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  9 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Active M Emerging Markets Equity Fund		Active M International Equity Fund		Emerging Markets Equity Index Fund
Amounts in thousands	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024
OPERATIONS:
Net investment income (Note 6)	$1,448	$2,145	$6,981	$8,319	$30,349	$37,872
Net realized gains (losses)	8,917	1,316	25,466	35,765	(14,139)	8,825
Net change in unrealized appreciation (depreciation)	3,756	11,911	(1,264)	28,539	199,574	60,538
Net Increase in Net Assets Resulting from Operations	14,121	15,372	31,183	72,623	215,784	107,235
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	(5,802)	(27,162)	(5,225)	(34,797)	76,792	51,387
Net increase (decrease) in net assets resulting from Class K transactions	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from Class I transactions	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,802)	(27,162)	(5,225)	(34,797)	76,792	51,387
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	—	(2,577)	—	(30,341)	—	(55,030)
Total Distributions to Shares Shareholders	—	(2,577)	—	(30,341)	—	(55,030)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class K Shareholders	—	—	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class I Shareholders	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	8,319	(14,367)	25,958	7,485	292,576	103,592
NET ASSETS:
Beginning of period	158,940	173,307	486,663	479,178	1,618,793	1,515,201
End of period	$167,259	$158,940	$512,621	$486,663	$1,911,369	$1,618,793
See Notes to the Financial Statements.
EQUITY FUNDS 10 NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED September 30, 2024, (UNAUDITED) OR THE FISCAL YEAR ENDED March 31, 2024

Global Real Estate Index Fund		Global Sustainability Index Fund		Global Tactical Asset Allocation Fund		Income Equity Fund
Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024

$17,834	$30,524	$17,020	$29,660	$1,408	$3,593	$1,717	$3,169
(6,527)	(15,443)	65,765	11,021	3,443	(3,160)	6,869	5,613
116,485	65,683	86,069	416,537	1,070	9,024	11,834	26,857
127,792	80,764	168,854	457,218	5,921	9,457	20,420	35,639

90,310	(66,200)	—	—	(12,384)	(16,243)	20,334	5,851
—	—	76,218	(67,589)	—	—	—	—
—	—	(364,383)	258,671	—	—	—	—
90,310	(66,200)	(288,165)	191,082	(12,384)	(16,243)	20,334	5,851

(16,929)	(25,125)	—	—	(1,323)	(3,617)	(1,646)	(10,213)
(16,929)	(25,125)	—	—	(1,323)	(3,617)	(1,646)	(10,213)

—	—	—	(13,913)	—	—	—	—
—	—	—	(13,913)	—	—	—	—

—	—	—	(17,062)	—	—	—	—
—	—	—	(17,062)	—	—	—	—
201,173	(10,561)	(119,311)	617,325	(7,786)	(10,403)	39,108	31,277

988,349	998,910	2,146,554	1,529,229	91,432	101,835	169,820	138,543
$1,189,522	$988,349	$2,027,243	$2,146,554	$83,646	$91,432	$208,928	$169,820
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  11 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	International Equity Fund		International Equity Index Fund		Large Cap Core Fund
Amounts in thousands	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024
OPERATIONS:
Net investment income (Note 6)	$2,525	$3,914	$87,928	$134,217	$1,575	$3,229
Net realized gains (losses)	2,245	2,154	9,206	20,896	13,630	22,651
Net change in unrealized appreciation (depreciation)	5,997	12,733	244,557	485,921	12,227	45,120
Net Increase in Net Assets Resulting from Operations	10,767	18,801	341,691	641,034	27,432	71,000
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	(3,755)	4,435	85,772	(78,971)	(10,040)	(6,109)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,755)	4,435	85,772	(78,971)	(10,040)	(6,109)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	—	(7,629)	—	(147,537)	(1,634)	(21,567)
Total Distributions to Shares Shareholders	—	(7,629)	—	(147,537)	(1,634)	(21,567)
Total Increase (Decrease) in Net Assets	7,012	15,607	427,463	414,526	15,758	43,324
NET ASSETS:
Beginning of period	139,669	124,062	4,894,332	4,479,806	285,930	242,606
End of period	$146,681	$139,669	$5,321,795	$4,894,332	$301,688	$285,930
See Notes to the Financial Statements.
EQUITY FUNDS 12 NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED September 30, 2024, (UNAUDITED) OR THE FISCAL YEAR ENDED March 31, 2024

Large Cap Value Fund		Mid Cap Index Fund		Multi-Manager Global Listed Infrastructure Fund		Multi-Manager Global Real Estate Fund
Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024

$577	$1,184	$15,389	$29,183	$17,518	$27,056	$1,579	$2,591
3,173	1,486	64,088	169,030	14,246	(22,728)	1,779	(3,498)
(653)	8,928	(16,182)	205,903	76,590	10,094	9,473	9,665
3,097	11,598	63,295	404,116	108,354	14,422	12,831	8,758

(2,385)	(2,270)	(83,253)	(119,177)	(39,161)	(4,123)	2,231	(1,118)
(2,385)	(2,270)	(83,253)	(119,177)	(39,161)	(4,123)	2,231	(1,118)

—	(3,208)	—	(144,393)	(16,560)	(29,059)	(1,777)	(2,460)
—	(3,208)	—	(144,393)	(16,560)	(29,059)	(1,777)	(2,460)
712	6,120	(19,958)	140,546	52,633	(18,760)	13,285	5,180

65,127	59,007	2,140,097	1,999,551	968,716	987,476	126,353	121,173
$65,839	$65,127	$2,120,139	$2,140,097	$1,021,349	$968,716	$139,638	$126,353
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  13 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	Small Cap Core Fund		Small Cap Index Fund		Small Cap Value Fund
Amounts in thousands	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024
OPERATIONS:
Net investment income (Note 6)	$2,375	$4,734	$8,322	$14,686	$6,325	$17,095
Net realized gains (losses)	52,781	14,670	65,810	11,239	147,252	277,250
Net change in unrealized appreciation (depreciation)	(35,750)	65,443	(6,943)	174,803	(102,738)	(51,175)
Net Increase in Net Assets Resulting from Operations	19,406	84,847	67,189	200,728	50,839	243,170
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	—	—	6,706	(158,056)	(101,172)	(646,827)
Net increase (decrease) in net assets resulting from Class K transactions	(84,209)	(5,606)	—	—	—	—
Net increase (decrease) in net assets resulting from Class I transactions	2,370	1,244	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(81,839)	(4,362)	6,706	(158,056)	(101,172)	(646,827)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	—	—	—	(22,290)	—	(108,991)
Total Distributions to Shares Shareholders	—	—	—	(22,290)	—	(108,991)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:
Distributable earnings	—	(16,654)	—	—	—	—
Total Distributions to Class K Shareholders	—	(16,654)	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
Distributable earnings	—	(13,625)	—	—	—	—
Total Distributions to Class I Shareholders	—	(13,625)	—	—	—	—
Total Increase (Decrease) in Net Assets	(62,433)	50,206	73,895	20,382	(50,333)	(512,648)
NET ASSETS:
Beginning of period	484,598	434,392	1,183,459	1,163,077	1,105,022	1,617,670
End of period	$422,165	$484,598	$1,257,354	$1,183,459	$1,054,689	$1,105,022
See Notes to the Financial Statements.
EQUITY FUNDS 14 NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED September 30, 2024, (UNAUDITED) OR THE FISCAL YEAR ENDED March 31, 2024

Stock Index Fund		U.S. Quality ESG Fund
Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024

$95,433	$179,041	$2,654	$5,034
111,909	379,364	7,102	14,932
1,191,605	2,533,592	31,479	78,890
1,398,947	3,091,997	41,235	98,856

136,293	55,774	—	—
—	—	10,632	(36,580)
—	—	1,669	4,434
136,293	55,774	12,301	(32,146)

(95,104)	(586,855)	—	—
(95,104)	(586,855)	—	—

—	—	(2,491)	(4,771)
—	—	(2,491)	(4,771)

—	—	(158)	(285)
—	—	(158)	(285)
1,440,136	2,560,916	50,887	61,654

13,290,697	10,729,781	455,672	394,018
$14,730,833	$13,290,697	$506,559	$455,672
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  15 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

Active M Emerging Markets Equity Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$14.57	$13.40	$15.38	$22.17	$14.61	$19.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.20	0.22	0.24 (1)	0.15 (2)	0.59
Net realized and unrealized gains (losses)	1.14	1.22	(2.09)	(2.11)	8.93 (3)	(3.84)
Total from Investment Operations	1.27	1.42	(1.87)	(1.87)	9.08	(3.25)
LESS DISTRIBUTIONS PAID:
From net investment income(4)	—	(0.25)	(0.11)	(0.36)	(0.20)	(0.88)
From net realized gains	—	—	—	(4.56)	(1.32)	(0.75)
Total Distributions Paid	—	(0.25)	(0.11)	(4.92)	(1.52)	(1.63)
Net Asset Value, End of Period	$15.84	$14.57	$13.40	$15.38	$22.17	$14.61
Total Return(5)	8.72%	10.74%	(12.09)%(6)	(9.64)%	62.55%	(18.77)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$167,259	$158,940	$173,307	$313,365	$438,809	$338,370
Ratio to average net assets of:(7)
Expenses, net of reimbursements and credits(8)	1.11%(9)	1.11%(9)	1.10%	1.10%	1.10%	1.10%
Expenses, before reimbursements and credits	1.38%	1.41%	1.30%	1.26%	1.25%	1.26%
Net investment income, net of reimbursements and credits(8)	1.73%(9)	1.45%(9)	1.45%	1.01%	0.72%	1.85%
Net investment income, before reimbursements and credits	1.46%	1.15%	1.25%	0.85%	0.57%	1.69%
Portfolio Turnover Rate	77.75%	97.82%	115.02%	99.51%	134.29%	81.32%

(1)	The Northern Trust Company reimbursed the Fund approximately $14,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(2)	The Northern Trust Company reimbursed the Fund approximately $41,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 62.53%.
(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $3,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(5)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(7)	Annualized for periods less than one year.
(8)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $8,000, $10,000, $10,000, less than $1,000 and approximately $10,000 and $17,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023,
2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(9)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 16 NORTHERN FUNDS SEMIANNUAL REPORT

Active M International Equity Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$12.41	$11.34	$11.45	$12.81	$8.09	$10.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.24	0.21	0.16 (1)	0.13 (2)	0.21
Net realized and unrealized gains (losses)	0.61	1.63	(0.16)	(0.21)	4.69 (3)	(1.85)
Total from Investment Operations	0.79	1.87	0.05	(0.05)	4.82	(1.64)
LESS DISTRIBUTIONS PAID:
From net investment income(4)	—	(0.37)	(0.16)	(0.20)	(0.10)	(0.26)
From net realized gains	—	(0.43)	—	(1.11)	—	(0.39)
Total Distributions Paid	—	(0.80)	(0.16)	(1.31)	(0.10)	(0.65)
Net Asset Value, End of Period	$13.20	$12.41	$11.34	$11.45	$12.81	$8.09
Total Return(5)	6.37%	17.10%	0.55%	(1.04)%	59.61%	(17.49)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$512,621	$486,663	$479,178	$584,015	$683,128	$558,183
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits(7)	0.85%(8)	0.85%(8)	0.85%	0.84%	0.85%	0.85%
Expenses, before reimbursements and credits	0.92%	0.93%	0.93%	0.90%	0.92%	0.93%
Net investment income, net of reimbursements and credits(7)	2.83%(8)	1.81%(8)	1.66%	1.10%	0.93%	1.86%
Net investment income, before reimbursements and credits	2.76%	1.73%	1.58%	1.04%	0.86%	1.78%
Portfolio Turnover Rate	18.65%	37.54%	51.69%	41.19%	51.34%	39.52%

(1)	The Northern Trust Company reimbursed the Fund approximately $20,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	The Northern Trust Company reimbursed the Fund approximately $26,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 59.59%.
(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $6,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(5)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.
(7)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $21,000, $34,000, $23,000, less than $1,000 and approximately $17,000, and $45,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023,
2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  17 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Emerging Markets Equity Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$10.97	$10.64	$12.15	$14.32	$9.25	$11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.30	0.34	0.29 (1)	0.20 (2)	0.37
Net realized and unrealized gains (losses)	1.21	0.44	(1.60)	(2.08)	5.20	(2.43)
Total from Investment Operations	1.41	0.74	(1.26)	(1.79)	5.40	(2.06)
LESS DISTRIBUTIONS PAID:
From net investment income(3)	—	(0.41)	(0.25)	(0.38)	(0.33)	(0.39)
Total Distributions Paid	—	(0.41)	(0.25)	(0.38)	(0.33)	(0.39)
Net Asset Value, End of Period	$12.38	$10.97	$10.64	$12.15	$14.32	$9.25
Total Return(4)	12.85%	7.17%	(10.30)%(5)	(12.69)%	58.51%	(18.36)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,911,369	$1,618,793	$1,515,201	$1,949,107	$2,412,779	$1,594,038
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits	0.15%(7)	0.14%(7)	0.22%(8)	0.30%(8)	0.30%(8)	0.30%(8)
Expenses, before reimbursements and credits	0.28%	0.29%	0.33%	0.34%	0.34%	0.35%
Net investment income, net of reimbursements and credits	3.50%(7)	2.67%(7)	3.10%(8)	2.18%(8)	1.76%(8)	3.07%(8)
Net investment income, before reimbursements and credits	3.37%	2.52%	2.99%	2.14%	1.72%	3.02%
Portfolio Turnover Rate	8.29%	44.18%	57.68%	20.35%	74.68%	45.08%

(1)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $10,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(2)	The Northern Trust Company reimbursed the Fund approximately $151,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 58.44%.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	The Northern Trust Company reimbursed the Fund approximately $5,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(6)	Annualized for periods less than one year.
(7)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(8)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $1,000, $21,000 and $26,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 18 NORTHERN FUNDS SEMIANNUAL REPORT

Global Real Estate Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$9.51	$8.97	$11.62	$10.67	$8.22	$11.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.28	0.26	0.24 (1)	0.04	0.34
Net realized and unrealized gains (losses)	1.09	0.50	(2.67)	1.03	2.64	(2.67)
Total from Investment Operations	1.26	0.78	(2.41)	1.27	2.68	(2.33)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.16)	(0.24)	(0.15)	(0.32)	(0.23)	(0.50)
Return of capital	—	—	(0.09)	—	—	—
Total Distributions Paid	(0.16)	(0.24)	(0.24)	(0.32)	(0.23)	(0.50)
Net Asset Value, End of Period	$10.61	$9.51	$8.97	$11.62	$10.67	$8.22
Total Return(3)	13.52%	8.85%	(20.74)%(4)	11.84%	33.25%(5)	(22.11)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,189,522	$988,349	$998,910	$1,492,882	$1,432,173	$1,780,428
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits(7)	0.47%(8)	0.47%(8)	0.47%	0.48%	0.48%	0.49%
Expenses, before reimbursements and credits	0.48%	0.48%	0.49%	0.48%	0.48%	0.49%
Net investment income, net of reimbursements and credits(7)	3.63%(8)	3.18%(8)	2.96%	2.23%	2.55%	2.81%
Net investment income, before reimbursements and credits	3.62%	3.17%	2.94%	2.23%	2.55%	2.81%
Portfolio Turnover Rate	5.69%	5.96%	7.48%	5.75%	7.27%	6.91%

(1)	The Northern Trust Company reimbursed the Fund approximately $7,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	The Northern Trust Company reimbursed the Fund approximately $10,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(5)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 33.11%.
(6)	Annualized for periods less than one year.
(7)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $30,000, $18,000, $1,000, $8,000 and $32,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022, 2021 and 2020, respectively.
Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  19 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Global Sustainability Index Fund	Class K
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	PERIOD ENDED Mar 31, 2021(1)
Net Asset Value, Beginning of Period	$22.43	$17.92	$19.57	$18.67	$15.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.31	0.31	0.30 (2)	0.19
Net realized and unrealized gains (losses)	1.68	4.53	(1.64)	1.70	3.27
Total from Investment Operations	1.86	4.84	(1.33)	2.00	3.46
LESS DISTRIBUTIONS PAID:
From net investment income(3)	—	(0.33)	(0.26)	(0.28)	(0.29)
From net realized gains	—	—	(0.06)	(0.82)	(— )(4)
Total Distributions Paid	—	(0.33)	(0.32)	(1.10)	(0.29)
Net Asset Value, End of Period	$24.29	$22.43	$17.92	$19.57	$18.67
Total Return(5)	8.29%	27.20%	(6.67)%	10.48%	22.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,010,357	$857,489	$736,028	$740,470	$513,860
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits(7)	0.24%(8)	0.24%(8)	0.24%	0.24%	0.25%
Expenses, before reimbursements and credits	0.24%	0.24%	0.24%	0.24%	0.27%
Net investment income, net of reimbursements and credits(7)	1.63%(8)	1.67%(8)	1.86%	1.49%	1.62%(9)
Net investment income, before reimbursements and credits	1.63%	1.67%	1.86%	1.49%	1.60%(9)
Portfolio Turnover Rate	9.58%	15.57%	19.49%	8.31%	29.04%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(2)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)	Per share amounts were less than $0.01 per share.
(5)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.
(7)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $11,000, $28,000, $12,000, $1,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024, for the fiscal years ended March 31, 2024, 2023, 2022 and for the period July 30, 2020
(commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(9)	As the Fund commenced operation of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.
EQUITY FUNDS 20 NORTHERN FUNDS SEMIANNUAL REPORT

Global Sustainability Index Fund	Class I
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	PERIOD ENDED Mar 31, 2021(1)
Net Asset Value, Beginning of Period	$22.41	$17.91	$19.56	$18.66	$15.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	0.24	0.29	0.23 (2)	0.19
Net realized and unrealized gains (losses)	1.58	4.58	(1.62)	1.77	3.26
Total from Investment Operations	1.86	4.82	(1.33)	2.00	3.45
LESS DISTRIBUTIONS PAID:
From net investment income(3)	—	(0.32)	(0.26)	(0.28)	(0.29)
From net realized gains	—	—	(0.06)	(0.82)	(— )(4)
Total Distributions Paid	—	(0.32)	(0.32)	(1.10)	(0.29)
Net Asset Value, End of Period	$24.27	$22.41	$17.91	$19.56	$18.66
Total Return(5)	8.30%	27.11%	(6.72)%	10.47%	22.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,016,886	$1,289,065	$793,201	$732,245	$474,771
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits(7)	0.29%(8)	0.29%(8)	0.29%	0.29%	0.30%
Expenses, before reimbursements and credits	0.29%	0.29%	0.29%	0.29%	0.31%
Net investment income, net of reimbursements and credits(7)	1.61%(8)	1.62%(8)	1.83%	1.48%	1.57%(9)
Net investment income, before reimbursements and credits	1.61%	1.62%	1.83%	1.48%	1.56%(9)
Portfolio Turnover Rate	9.58%	15.57%	19.49%	8.31%	29.04%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(2)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)	Per share amounts were less than $0.01 per share.
(5)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.
(7)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $14,000, $34,000, $12,000, $1,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024, for the fiscal years ended March 31, 2024, 2023, 2022 and for the period July 30, 2020
(commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(9)	As the Fund commenced operation of Class I shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  21 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Global Tactical Asset Allocation Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$12.64	$11.92	$13.68	$13.74	$11.11	$12.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	0.44	0.38	0.33 (1)	0.31	0.36
Net realized and unrealized gains (losses)	0.72	0.72	(1.26)	0.22	3.18	(1.60)
Total from Investment Operations	0.94	1.16	(0.88)	0.55	3.49	(1.24)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.21)	(0.44)	(0.37)	(0.31)	(0.32)	(0.34)
From net realized gains	—	—	(0.51)	(0.30)	(0.54)	—
Total Distributions Paid	(0.21)	(0.44)	(0.88)	(0.61)	(0.86)	(0.34)
Net Asset Value, End of Period	$13.37	$12.64	$11.92	$13.68	$13.74	$11.11
Total Return(2)	7.47%	9.95%	(6.27)%	3.92%	31.94%	(10.14)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$83,646	$91,432	$101,835	$128,119	$120,727	$101,156
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.27%(5)(6)	0.27%(5)(6)	0.26%(6)	0.26%	0.26%(6)	0.26%(6)
Expenses, before reimbursements and credits(4)	0.43%	0.40%	0.39%	0.39%	0.40%	0.40%
Net investment income, net of reimbursements and credits	3.31%(5)(6)	3.58%(5)(6)	3.01%(6)	2.45%	2.32%(6)	2.85%(6)
Net investment income, before reimbursements and credits	3.15%	3.45%	2.88%	2.32%	2.18%	2.71%
Portfolio Turnover Rate	76.94%	38.30%	34.86%	60.88%	50.89%	48.38%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.
(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, less than $1,000, approximately $1,000 and less than $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 22 NORTHERN FUNDS SEMIANNUAL REPORT

Income Equity Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$15.67	$13.26	$15.07	$14.81	$10.42	$12.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.30	0.28	0.19	0.20	0.26
Net realized and unrealized gains (losses)	1.63	3.10	(1.33)	2.24	5.28	(1.63)
Total from Investment Operations	1.78	3.40	(1.05)	2.43	5.48	(1.37)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)	(0.31)	(0.28)	(0.18)	(0.25)	(0.26)
From net realized gains	—	(0.68)	(0.48)	(1.99)	(0.84)	(0.90)
Total Distributions Paid	(0.15)	(0.99)	(0.76)	(2.17)	(1.09)	(1.16)
Net Asset Value, End of Period	$17.30	$15.67	$13.26	$15.07	$14.81	$10.42
Total Return(1)	11.39%	26.54%	(6.78)%	16.31%	53.57%	(12.44)%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$208,928	$169,820	$138,543	$164,466	$149,908	$115,562
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.49%(5)	0.49%(5)	0.66%	1.01%	1.01%	1.02%
Expenses, before reimbursements and credits	0.62%	0.63%	0.80%	1.16%	1.18%	1.12%
Net investment income, net of reimbursements and credits(4)	1.89%(5)	2.14%(5)	2.10%	1.18%	1.51%	1.89%
Net investment income, before reimbursements and credits	1.76%	2.00%	1.96%	1.03%	1.34%	1.79%
Portfolio Turnover Rate	9.25%	25.40%	34.87%	30.55%	27.94%	76.34%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	During the fiscal year ended March 31, 2020, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been (12.98)%.
(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $3,000, $1,000, $1,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022, 2021 and 2020, respectively.
Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  23 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

International Equity Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$10.24	$9.42	$9.70	$9.68	$7.14	$9.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.29	0.29	0.25 (1)	0.45	0.37
Net realized and unrealized gains (losses)	0.61	1.10	(0.31)	0.10	2.63	(2.23)
Total from Investment Operations	0.80	1.39	(0.02)	0.35	3.08	(1.86)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	—	(0.57)	(0.26)	(0.33)	(0.54)	(0.36)
Total Distributions Paid	—	(0.57)	(0.26)	(0.33)	(0.54)	(0.36)
Net Asset Value, End of Period	$11.04	$10.24	$9.42	$9.70	$9.68	$7.14
Total Return(3)	7.81%	15.07%	(0.02)%	3.49%	43.53%	(20.78)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$146,681	$139,669	$124,062	$124,543	$106,032	$122,189
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.50%(5)(6)	0.51%(5)(6)	0.51%(6)	0.51%	0.52%(6)	0.55%(6)
Expenses, before reimbursements and credits	0.64%	0.65%	0.65%	0.65%	0.75%	0.67%
Net investment income, net of reimbursements and credits	3.58%(5)(6)	3.01%(5)(6)	3.28%(6)	2.91%	2.73%(6)	3.14%(6)
Net investment income, before reimbursements and credits	3.44%	2.87%	3.14%	2.77%	2.50%	3.02%
Portfolio Turnover Rate	14.49%	47.19%	46.55%	41.96%	63.81%	33.97%

(1)	The Northern Trust Company reimbursed the Fund approximately $5,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 3.48%.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $2,000, $1,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 24 NORTHERN FUNDS SEMIANNUAL REPORT

International Equity Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$14.65	$13.13	$13.50	$13.92	$9.84	$11.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	0.43	0.40	0.37 (1)	0.28	0.35 (2)
Net realized and unrealized gains (losses)	0.73	1.56	(0.44)	(0.33)	4.08	(1.98)
Total from Investment Operations	0.99	1.99	(0.04)	0.04	4.36	(1.63)
LESS DISTRIBUTIONS PAID:
From net investment income(3)	—	(0.47)	(0.33)	(0.46)	(0.28)	(0.39)
Total Distributions Paid	—	(0.47)	(0.33)	(0.46)	(0.28)	(0.39)
Net Asset Value, End of Period	$15.64	$14.65	$13.13	$13.50	$13.92	$9.84
Total Return(4)	6.76%	15.38%	(0.11)%	0.13%	44.22%	(14.46)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,321,795	$4,894,332	$4,479,806	$4,851,381	$5,379,675	$4,100,160
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits	0.10%(6)	0.10%(6)	0.17%(7)	0.24%	0.24%(7)	0.25%(7)
Expenses, before reimbursements and credits	0.15%	0.16%	0.20%	0.24%	0.24%	0.26%
Net investment income, net of reimbursements and credits	3.48%(6)	3.06%(6)	3.20%(7)	2.61%	2.26%(7)	2.85%(7)
Net investment income, before reimbursements and credits	3.43%	3.00%	3.17%	2.61%	2.26%	2.84%
Portfolio Turnover Rate	7.49%	21.42%	20.88%	20.76%	21.26%	10.17%

(1)	The Northern Trust Company reimbursed the Fund approximately $6,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	The Northern Trust Company reimbursed the Fund approximately $69,000. The reimbursement represents less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.
(6)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(7)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $12,000 and $30,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  25 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Large Cap Core Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$27.48	$22.78	$25.71	$25.24	$16.46	$19.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.32	0.31	0.30	0.31	0.39
Net realized and unrealized gains (losses)	2.58	6.56	(2.16)	4.09	8.79	(2.44)
Total from Investment Operations	2.74	6.88	(1.85)	4.39	9.10	(2.05)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.31)	(0.31)	(0.30)	(0.32)	(0.39)
From net realized gains	—	(1.87)	(0.77)	(3.62)	—	(0.46)
Total Distributions Paid	(0.16)	(2.18)	(1.08)	(3.92)	(0.32)	(0.85)
Net Asset Value, End of Period	$30.06	$27.48	$22.78	$25.71	$25.24	$16.46
Total Return(1)	10.00%	31.46%	(7.00)%	17.18%	55.62%	(11.28)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$301,688	$285,930	$242,606	$289,337	$270,545	$164,695
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.45%(4)	0.45%(4)	0.45%	0.45%	0.45%	0.46%
Expenses, before reimbursements and credits	0.55%	0.55%	0.56%	0.55%	0.57%	0.56%
Net investment income, net of reimbursements and credits(3)	1.11%(4)	1.27%(4)	1.35%	1.10%	1.47%	1.85%
Net investment income, before reimbursements and credits	1.01%	1.17%	1.24%	1.00%	1.35%	1.75%
Portfolio Turnover Rate	11.46%	44.46%	38.46%	44.93%	38.54%	37.90%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $3,000, $3,000, less than $1,000 and approximately $2,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 26 NORTHERN FUNDS SEMIANNUAL REPORT

Large Cap Value Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$21.33	$18.61	$21.27	$20.39	$12.85	$16.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.42	0.39	0.35	0.38	0.41
Net realized and unrealized gains (losses)	0.86	3.38	(1.49)	2.28	7.42	(3.62)
Total from Investment Operations	1.06	3.80	(1.10)	2.63	7.80	(3.21)
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.65)	(0.24)	(0.43)	(0.26)	(0.36)
From net realized gains	—	(0.43)	(1.32)	(1.32)	—	—
Total Distributions Paid	—	(1.08)	(1.56)	(1.75)	(0.26)	(0.36)
Net Asset Value, End of Period	$22.39	$21.33	$18.61	$21.27	$20.39	$12.85
Total Return(1)	4.97%	21.04%	(5.18)%	13.00%	61.02%	(20.16)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$65,839	$65,127	$59,007	$67,714	$63,821	$45,786
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.57%(3)(4)	0.57%(3)(4)	0.56%(4)	0.57%	0.57%(4)	0.55%(4)
Expenses, before reimbursements and credits	0.76%	0.76%	0.75%	0.80%	0.89%	0.83%
Net investment income, net of reimbursements and credits	1.83%(3)(4)	1.99%(3)(4)	1.99%(4)	1.55%	2.05%(4)	2.04%(4)
Net investment income, before reimbursements and credits	1.64%	1.80%	1.80%	1.32%	1.73%	1.76%
Portfolio Turnover Rate	37.60%	38.42%	78.33%	75.05%	74.86%	80.40%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, less than $1,000, $1,000 and approximately $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  27 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Mid Cap Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$21.94	$19.23	$22.41	$23.76	$13.59	$17.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.33	0.32	0.28	0.26	0.28
Net realized and unrealized gains (losses)	0.53	3.98	(1.57)	0.80	10.91	(4.21)
Total from Investment Operations	0.70	4.31	(1.25)	1.08	11.17	(3.93)
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.34)	(0.30)	(0.25)	(0.26)	(0.27)
From net realized gains	—	(1.26)	(1.63)	(2.18)	(0.74)	(0.16)
Total Distributions Paid	—	(1.60)	(1.93)	(2.43)	(1.00)	(0.43)
Net Asset Value, End of Period	$22.64	$21.94	$19.23	$22.41	$23.76	$13.59
Total Return(1)	3.19%	23.25%	(5.28)%	4.44%	83.26%	(22.61)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,120,139	$2,140,097	$1,999,551	$2,439,401	$2,523,727	$1,700,510
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.10%(3)	0.10%(3)	0.12%(4)	0.15%(4)	0.15%(4)	0.15%(4)
Expenses, before reimbursements and credits	0.16%	0.16%	0.18%	0.19%	0.19%	0.18%
Net investment income, net of reimbursements and credits	1.48%(3)	1.54%(3)	1.48%(4)	1.13%(4)	1.25%(4)	1.52%(4)
Net investment income, before reimbursements and credits	1.42%	1.48%	1.42%	1.09%	1.21%	1.49%
Portfolio Turnover Rate	9.88%	21.60%	13.39%	15.17%	18.73%	18.15%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $2,000, $17,000 and $72,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 28 NORTHERN FUNDS SEMIANNUAL REPORT

Multi-Manager Global Listed Infrastructure Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$11.87	$11.96	$13.02	$12.92	$10.48	$12.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	0.32	0.26	0.32 (1)	0.21	0.31
Net realized and unrealized gains (losses)	1.16	(0.07)	(0.85)	1.10	2.47 (2)	(1.61)
Total from Investment Operations	1.40	0.25	(0.59)	1.42	2.68	(1.30)
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.21)	(0.34)	(0.33)	(0.28)	(0.20)	(0.31)
From net realized gains	—	—	(0.14)	(1.04)	(0.04)	—
Total Distributions Paid	(0.21)	(0.34)	(0.47)	(1.32)	(0.24)	(0.31)
Net Asset Value, End of Period	$13.06	$11.87	$11.96	$13.02	$12.92	$10.48
Total Return(4)	11.93%	2.17%	(4.43)%	11.46%	25.81%	(11.09)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,021,349	$968,716	$987,476	$1,103,323	$1,167,594	$896,220
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.96%(7)	0.96%(7)	0.96%	0.97%	0.96%	0.98%
Expenses, before reimbursements and credits	1.01%	1.01%	0.99%	0.97%	0.96%	0.98%
Net investment income, net of reimbursements and credits(6)	3.64%(7)	2.72%(7)	2.27%	2.38%	1.78%	2.45%
Net investment income, before reimbursements and credits	3.59%	2.67%	2.24%	2.38%	1.78%	2.45%
Portfolio Turnover Rate	20.34%	48.35%	57.83%	62.31%	60.11%	80.41%

(1)	The Northern Trust Company reimbursed the Fund approximately $13,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $5,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.
(6)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $29,000, $72,000, $57,000, $1,000, $41,000 and $77,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022, 2021 and 2020, respectively.
Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(7)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  29 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Multi-Manager Global Real Estate Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$10.55	$10.02	$12.72	$11.37	$8.67	$11.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.22	0.24	0.15 (1)	0.21	0.29
Net realized and unrealized gains (losses)	0.97	0.52	(2.74)	1.56	2.68 (2)	(2.28)
Total from Investment Operations	1.10	0.74	(2.50)	1.71	2.89	(1.99)
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.15)	(0.21)	(0.20)	(0.20)	(0.19)	(0.46)
From net realized gains	—	—	—	(0.16)	—	—
Total Distributions Paid	(0.15)	(0.21)	(0.20)	(0.36)	(0.19)	(0.46)
Net Asset Value, End of Period	$11.50	$10.55	$10.02	$12.72	$11.37	$8.67
Total Return(4)	10.50%	7.47%	(19.64)%	15.03%(5)	33.59%(6)	(18.86)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$139,638	$126,353	$121,173	$204,893	$181,192	$98,568
Ratio to average net assets of:(7)
Expenses, net of reimbursements and credits(8)	0.92%(9)	0.92%(9)	0.92%	0.91%	0.92%	0.94%
Expenses, before reimbursements and credits	1.07%	1.08%	1.06%	1.00%	1.04%	1.10%
Net investment income, net of reimbursements and credits(8)	2.53%(9)	2.17%(9)	2.06%	1.20%	1.73%	2.18%
Net investment income, before reimbursements and credits	2.38%	2.01%	1.92%	1.11%	1.61%	2.02%
Portfolio Turnover Rate	31.85%	56.04%	59.41%	42.01%	81.36%	62.47%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $1,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 14.55%.
(6)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 33.09%.
(7)	Annualized for periods less than one year.
(8)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $9,000, $7,000, less than $1,000 and approximately $6,000 and $5,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(9)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 30 NORTHERN FUNDS SEMIANNUAL REPORT

Small Cap Core Fund	Class K
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	PERIOD ENDED Mar 31, 2021(1)
Net Asset Value, Beginning of Period	$28.67	$25.40	$27.82	$32.58	$23.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.31	0.28	0.24	0.13
Net realized and unrealized gains (losses)	1.58	4.84	(2.53)	(0.33)	10.42
Total from Investment Operations	1.61	5.15	(2.25)	(0.09)	10.55
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.56)	(0.09)	(0.17)	(0.21)
From net realized gains	—	(1.32)	(0.08)	(4.50)	(1.22)
Total Distributions Paid	—	(1.88)	(0.17)	(4.67)	(1.43)
Net Asset Value, End of Period	$30.28	$28.67	$25.40	$27.82	$32.58
Total Return(2)	5.62%	20.74%	(8.08)%	(0.54)%	45.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$187,665	$264,729	$240,538	$279,376	$287,618
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.49%(5)	0.49%(5)	0.49%	0.49%	0.49%
Expenses, before reimbursements and credits	0.54%	0.54%	0.54%	0.54%	0.57%
Net investment income, net of reimbursements and credits(4)	1.17%(5)	1.12%(5)	1.13%	0.70%	0.67%(6)
Net investment income, before reimbursements and credits	1.12%	1.07%	1.08%	0.65%	0.59%(6)
Portfolio Turnover Rate	11.26%	15.33%	13.01%	15.47%	26.59%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $8,000, $12,000, $12,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022 and for the period July 30, 2020
(commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)	As the Fund commenced operation of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  31 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued
Small Cap Core Fund	Class I
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	PERIOD ENDED Mar 31, 2021(1)
Net Asset Value, Beginning of Period	$28.62	$25.37	$27.77	$32.56	$23.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.29	0.30	0.17	0.12
Net realized and unrealized gains (losses)	1.45	4.83	(2.56)	(0.30)	10.41
Total from Investment Operations	1.60	5.12	(2.26)	(0.13)	10.53
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.55)	(0.06)	(0.16)	(0.21)
From net realized gains	—	(1.32)	(0.08)	(4.50)	(1.22)
Total Distributions Paid	—	(1.87)	(0.14)	(4.66)	(1.43)
Net Asset Value, End of Period	$30.22	$28.62	$25.37	$27.77	$32.56
Total Return(2)	5.59%	20.62%	(8.18)%	(0.63)%	45.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$234,500	$219,869	$193,854	$226,545	$254,387
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.59%(5)	0.59%(5)	0.59%	0.59%	0.59%
Expenses, before reimbursements and credits	0.64%	0.64%	0.64%	0.64%	0.67%
Net investment income, net of reimbursements and credits(4)	1.11%(5)	1.02%(5)	1.03%	0.59%	0.57%(6)
Net investment income, before reimbursements and credits	1.06%	0.97%	0.98%	0.54%	0.49%(6)
Portfolio Turnover Rate	11.26%	15.33%	13.01%	15.47%	26.59%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $10,000, $10,000, $1,000 and $1,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022 and for the period July 30, 2020
(commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)	As the Fund commenced operation of Class I shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.
See Notes to the Financial Statements.
EQUITY FUNDS 32 NORTHERN FUNDS SEMIANNUAL REPORT

Small Cap Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$14.02	$11.96	$14.40	$17.24	$9.18	$12.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.18	0.18	0.15	0.12	0.14
Net realized and unrealized gains (losses)	0.69	2.15	(1.88)	(1.10)	8.48	(3.07)
Total from Investment Operations	0.79	2.33	(1.70)	(0.95)	8.60	(2.93)
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.21)	(0.14)	(0.13)	(0.15)	(0.14)
From net realized gains	—	(0.06)	(0.60)	(1.76)	(0.39)	(0.09)
Total Distributions Paid	—	(0.27)	(0.74)	(1.89)	(0.54)	(0.23)
Net Asset Value, End of Period	$14.81	$14.02	$11.96	$14.40	$17.24	$9.18
Total Return(1)	5.64%	19.59%	(11.68)%	(5.88)%	94.41%	(24.28)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,257,354	$1,183,459	$1,163,077	$1,535,414	$1,606,895	$887,429
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.10%(3)	0.10%(3)	0.12%(4)	0.15%(4)	0.15%(4)	0.15%(4)
Expenses, before reimbursements and credits	0.16%	0.16%	0.18%	0.19%	0.19%	0.19%
Net investment income, net of reimbursements and credits	1.42%(3)	1.34%(3)	1.38%(4)	0.88%(4)	0.93%(4)	1.13%(4)
Net investment income, before reimbursements and credits	1.36%	1.28%	1.32%	0.84%	0.89%	1.09%
Portfolio Turnover Rate	12.42%	11.87%	13.66%	25.57%	20.62%	18.36%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $1,000, $14,000 and $32,000, which represent less than 0.01 percent of average net assets for the fiscal years ended and for the fiscal years ended March 31, 2023, 2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  33 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Small Cap Value Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$20.09	$18.10	$20.71	$23.46	$13.49	$20.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.22	0.22	0.18	0.20	0.22
Net realized and unrealized gains (losses)	0.90	3.13	(1.78)	0.56	10.15	(5.45)
Total from Investment Operations	1.03	3.35	(1.56)	0.74	10.35	(5.23)
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.30)	(0.16)	(0.19)	(0.22)	(0.23)
From net realized gains	—	(1.06)	(0.89)	(3.30)	(0.16)	(1.23)
Total Distributions Paid	—	(1.36)	(1.05)	(3.49)	(0.38)	(1.46)
Net Asset Value, End of Period	$21.12	$20.09	$18.10	$20.71	$23.46	$13.49
Total Return(1)	5.13%	18.78%	(7.50)%	3.29%	77.32%	(28.43)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,054,689	$1,105,022	$1,617,670	$2,293,215	$2,974,261	$2,076,900
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	1.00%	1.00%(4)	1.00%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.15%	1.15%	1.13%	1.15%	1.13%	1.10%
Net investment income, net of reimbursements and credits(3)	1.21%	1.14%(4)	1.08%	0.69%	1.05%	1.09%
Net investment income, before reimbursements and credits	1.06%	0.99%	0.95%	0.54%	0.92%	0.99%
Portfolio Turnover Rate	14.51%	18.61%	13.25%	20.41%	27.79%	14.18%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $36,000, $85,000, $63,000, $3,000, $59,000 and $138,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022, 2021 and 2020, respectively.
Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 34 NORTHERN FUNDS SEMIANNUAL REPORT

Stock Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$53.98	$43.69	$49.65	$44.44	$29.61	$32.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.38	0.75	0.71	0.62	0.61	0.65
Net realized and unrealized gains (losses)	5.21	11.99	(4.72)	6.29	15.87	(2.87)
Total from Investment Operations	5.59	12.74	(4.01)	6.91	16.48	(2.22)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.38)	(0.75)	(0.71)	(0.62)	(0.61)	(0.65)
From net realized gains	—	(1.70)	(1.24)	(1.08)	(1.04)	(0.26)
Total Distributions Paid	(0.38)	(2.45)	(1.95)	(1.70)	(1.65)	(0.91)
Net Asset Value, End of Period	$59.19	$53.98	$43.69	$49.65	$44.44	$29.61
Total Return(1)	10.38%	29.82%	(7.82)%	15.51%(2)	56.22%	(7.10)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$14,730,833	$13,290,697	$10,729,781	$12,467,719	$11,225,431	$7,933,222
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.05%(4)	0.05%(4)	0.07%(5)	0.10%(5)	0.10%(5)	0.10%(5)
Expenses, before reimbursements and credits	0.09%	0.09%	0.11%	0.13%	0.13%	0.12%
Net investment income, net of reimbursements and credits	1.38%(4)	1.55%(4)	1.62%(5)	1.26%(5)	1.54%(5)	1.88%(5)
Net investment income, before reimbursements and credits	1.34%	1.51%	1.58%	1.23%	1.51%	1.86%
Portfolio Turnover Rate	2.09%	2.74%	2.96%	3.11%	4.66%	5.15%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	The Northern Trust Company reimbursed the Fund approximately $2,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Annualized for periods less than one year.
(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $39,000, $7,000, $85,000 and $205,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  35 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. Quality ESG Fund	Class K
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	PERIOD ENDED Mar 31, 2021(1)
Net Asset Value, Beginning of Period	$19.35	$15.30	$17.26	$16.12	$13.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.22	0.22	0.16	0.10
Net realized and unrealized gains (losses)	1.60	4.05	(1.58)	2.09	3.21
Total from Investment Operations	1.71	4.27	(1.36)	2.25	3.31
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)	(0.22)	(0.22)	(0.16)	(0.11)
From net realized gains	—	—	(0.38)	(0.95)	(0.08)
Total Distributions Paid	(0.11)	(0.22)	(0.60)	(1.11)	(0.19)
Net Asset Value, End of Period	$20.95	$19.35	$15.30	$17.26	$16.12
Total Return(2)	8.86%	28.06%	(7.70)%	13.71%	25.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$474,251	$427,431	$375,837	$482,259	$298,204
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.39%(5)	0.39%(5)	0.39%	0.39%	0.39%
Expenses, before reimbursements and credits	0.44%	0.44%	0.44%	0.44%	0.51%
Net investment income, net of reimbursements and credits(4)	1.14%(5)	1.27%(5)	1.37%	0.95%	1.06%(6)
Net investment income, before reimbursements and credits	1.09%	1.22%	1.32%	0.90%	0.94%(6)
Portfolio Turnover Rate	16.81%	36.53%	45.72%	29.11%	28.66%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $6,000, $7,000, $3,000 and $3,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022 and for the period July 30, 2020
(commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)	As the Fund commenced operation of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.
EQUITY FUNDS 36 NORTHERN FUNDS SEMIANNUAL REPORT

U.S. Quality ESG Fund	Class I
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	PERIOD ENDED Mar 31, 2021(1)
Net Asset Value, Beginning of Period	$19.33	$15.28	$17.25	$16.12	$13.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.21	0.18	0.15	0.08
Net realized and unrealized gains (losses)	1.58	4.04	(1.56)	2.09	2.56
Total from Investment Operations	1.68	4.25	(1.38)	2.24	2.64
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)	(0.20)	(0.21)	(0.16)	(0.10)
From net realized gains	—	—	(0.38)	(0.95)	(0.08)
Total Distributions Paid	(0.10)	(0.20)	(0.59)	(1.11)	(0.18)
Net Asset Value, End of Period	$20.91	$19.33	$15.28	$17.25	$16.12
Total Return(2)	8.73%	28.01%	(7.79)%	13.62%	19.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$32,308	$28,241	$18,181	$2,186	$83
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.49%(4)(5)	0.49%(4)(5)	0.49%(5)	0.49%	0.49%
Expenses, before reimbursements and credits	0.54%	0.54%	0.55%	0.53%	0.61%
Net investment income, net of reimbursements and credits	1.04%(4)(5)	1.17%(4)(5)	1.27%(5)	1.02%	0.91%(6)
Net investment income, before reimbursements and credits	0.99%	1.12%	1.21%	0.98%	0.79%(6)
Portfolio Turnover Rate	16.81%	36.53%	45.72%	29.11%	28.66%

(1)	For the period from August 21, 2020 (commencement of class operations) through March 31, 2021.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, $1,000 and $1,000 which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024 and 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	As the Fund commenced operation of Class I shares on August 21, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  37 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)
Argentina – 0.3%
Banco Macro S.A. ADR*	5,230	$332
Grupo Financiero Galicia S.A. ADR*	2,430	102
		434
Austria – 0.2%
Erste Group Bank A.G.	6,496	356
Brazil – 4.5%
Ambev S.A. ADR*	685,618	1,673
Azzas 2154 S.A.	88,158	680
Banco BTG Pactual S.A.*	9,100	56
Embraer S.A.*	151,000	1,336
Embraer S.A. ADR*	3,192	113
MercadoLibre, Inc.*	705	1,447
NU Holdings Ltd., Class A*	33,245	454
Petroleo Brasileiro S.A. ADR (New York Exchange)	69,500	1,001
Smartfit Escola de Ginastica e Danca S.A.*	14,600	57
TIM S.A.	38,800	134
WEG S.A.	59,400	595
		7,546
Canada – 1.0%
Barrick Gold Corp.	79,600	1,583
Celestica, Inc.*	3,075	157
		1,740
Chile – 0.6%
Antofagasta PLC	38,500	1,040
China – 16.7%
China Construction Bank Corp., Class H	1,294,000	970
China Life Insurance Co. Ltd., Class H	1,232,000	2,425
Eastroc Beverage Group Co. Ltd., Class A	12,500	483
Giant Biogene Holding Co. Ltd.	31,700	203
Hansoh Pharmaceutical Group Co. Ltd.	596,000	1,586
Henan Pinggao Electric Co. Ltd., Class A	170,900	511
Kweichow Moutai Co. Ltd., Class A	5,500	1,346
Meituan, Class B*	162,620	3,461
Midea Group Co. Ltd.*	202,400	1,933
New Oriental Education & Technology Group, Inc.	100,400	763
PDD Holdings, Inc. ADR*	12,600	1,699
Shandong Sinocera Functional Material Co. Ltd., Class A	31,900	92
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 16.7%continued
Shangri-La Asia Ltd.	738,000	$535
Tencent Holdings Ltd.	173,800	9,732
Topsports International Holdings Ltd.	612,956	272
Trip.com Group Ltd. ADR*	2,497	148
Want Want China Holdings Ltd.	1,097,740	748
WuXi AppTec Co. Ltd., Class H	141,500	980
		27,887
Denmark – 0.1%
Novo Nordisk A/S, Class B	972	116
Egypt – 0.7%
Commercial International Bank - Egypt (CIB)	677,569	1,186
Greece – 1.6%
Eurobank Ergasias Services and Holdings S.A.	596,000	1,365
National Bank of Greece S.A.	76,798	660
OPAP S.A.	21,134	376
Piraeus Financial Holdings S.A.	73,614	314
		2,715
Hong Kong – 0.4%
Pacific Basin Shipping Ltd.	1,941,000	609
Techtronic Industries Co. Ltd.	5,200	79
		688
India – 18.0%
ABB India Ltd.	6,683	644
Adani Ports & Special Economic Zone Ltd.	52,196	902
Ashok Leyland Ltd.	87,393	246
Axis Bank Ltd.	71,000	1,046
Bajaj Finance Ltd.	371	34
Bharat Electronics Ltd.	327,957	1,120
Bharat Heavy Electricals Ltd.	126,400	424
Bharti Airtel Ltd.	29,338	600
Central Depository Services India Ltd.	31,820	545
Cipla Ltd.	8,335	164
Cummins India Ltd.	5,417	247
DLF Ltd.	41,339	443
Dr. Reddy's Laboratories Ltd.	1,384	112
HDFC Bank Ltd.	154,568	3,199
Hero MotoCorp Ltd.	46,642	3,183
ICICI Bank Ltd.	132,093	2,011
Indian Hotels (The) Co. Ltd.	105,851	865
JK Cement Ltd.	11,100	615
See Notes to the Financial Statements.
EQUITY FUNDS 38 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
India – 18.0%continued
Kaynes Technology India Ltd.*	3,026	$197
Larsen & Toubro Ltd.	17,297	758
Macrotech Developers Ltd.	24,133	355
Mahindra & Mahindra Ltd.	23,233	860
MakeMyTrip Ltd.*	5,595	520
Max Healthcare Institute Ltd.	52,531	619
PB Fintech Ltd.*	20,652	399
Polycab India Ltd.	11,015	917
Reliance Industries Ltd.	13,347	471
Siemens Ltd.	6,730	584
Solar Industries India Ltd.	4,100	565
State Bank of India	28,222	265
Sun Pharmaceutical Industries Ltd.	7,556	174
Tata Consultancy Services Ltd.	98,501	5,026
Trent Ltd.	1,331	121
Triveni Turbine Ltd.	32,311	264
TVS Motor Co. Ltd.	9,436	320
UltraTech Cement Ltd.	1,722	243
Varun Beverages Ltd.	76,249	553
Zomato Ltd.*	173,165	566
		30,177
Indonesia – 2.1%
Astra International Tbk PT	4,057,154	1,355
Bank Central Asia Tbk PT	799,900	545
Bank Mandiri Persero Tbk PT	1,148,600	525
Sumber Alfaria Trijaya Tbk PT	665,300	139
Telkom Indonesia Persero Tbk PT	5,208,500	1,029
		3,593
Italy – 0.2%
Ferrari N.V. (New York Exchange)	567	267
Malaysia – 0.3%
Gamuda Bhd.	45,400	89
Public Bank Bhd.	452,500	501
		590
Mexico – 3.8%
America Movil S.A.B. de C.V. ADR	78,191	1,279
BBB Foods, Inc., Class A*	11,550	346
Corp. Inmobiliaria Vesta S.A.B. de C.V.	12,900	35
Fomento Economico Mexicano S.A.B. de C.V. ADR	279	28
Grupo Financiero Banorte S.A.B. de C.V., Class O	131,622	937
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Mexico – 3.8%continued
Vista Energy S.A.B. de C.V. ADR*	3,980	$176
Wal-Mart de Mexico S.A.B. de C.V.	1,158,175	3,494
		6,295
Peru – 2.7%
Cia de Minas Buenaventura S.A.A. ADR	72,951	1,010
Credicorp Ltd.	19,342	3,500
		4,510
Philippines – 0.5%
BDO Unibank, Inc.	133,700	377
International Container Terminal Services, Inc.	71,900	519
		896
Poland – 1.2%
Allegro.eu S.A.*	60,900	550
Powszechna Kasa Oszczednosci Bank Polski S.A.	92,500	1,348
Powszechny Zaklad Ubezpieczen S.A.	4,275	47
		1,945
Saudi Arabia – 0.9%
Al Rajhi Bank	11,910	277
Alinma Bank	25,341	193
Dr. Sulaiman Al Habib Medical Services Group Co.	4,002	316
Elm Co.	1,233	383
Leejam Sports Co. JSC	3,448	190
Riyadh Cables Group Co.	2,794	74
Saudi Tadawul Group Holding Co.	858	52
		1,485
Singapore – 0.2%
Sea Ltd. ADR*	4,030	380
South Africa – 5.7%
Anglo American Platinum Ltd.	62,141	2,233
Bid Corp. Ltd.	45,835	1,176
Bidvest Group (The) Ltd.	130,479	2,215
FirstRand Ltd.	282,800	1,363
Standard Bank Group Ltd.	98,832	1,387
Truworths International Ltd.	188,953	1,192
		9,566
South Korea – 12.6%
Amorepacific Corp.	8,538	967
DB Insurance Co. Ltd.	3,989	343
Hanwha Aerospace Co. Ltd.	3,499	798
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  39 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
South Korea – 12.6%continued
Hanwha Industrial Solutions Co. Ltd.*	3,876	$99
HD Hyundai Electric Co. Ltd.	3,202	816
HD HYUNDAI MIPO*	8,650	662
Hyundai Mobis Co. Ltd.	8,732	1,456
Hyundai Motor Co.	19,652	3,640
Hyundai Rotem Co. Ltd.	33,690	1,372
KB Financial Group, Inc.	10,453	649
Kia Corp.	6,091	467
NCSoft Corp.	6,491	950
Samsung Biologics Co. Ltd.*	2,191	1,641
Samsung Electronics Co. Ltd.	141,388	6,701
SK Hynix, Inc.	3,375	455
		21,016
Taiwan – 13.3%
Accton Technology Corp.	62,400	1,052
E Ink Holdings, Inc.	37,100	346
Eclat Textile Co. Ltd.	64,000	1,107
Fubon Financial Holding Co. Ltd.	189,950	544
Globalwafers Co. Ltd.	37,000	534
Hiwin Technologies Corp.	129,000	875
Hon Hai Precision Industry Co. Ltd.	514,596	3,076
MediaTek, Inc.	9,600	358
Nien Made Enterprise Co. Ltd.	6,800	109
Taiwan Semiconductor Manufacturing Co. Ltd.	408,800	12,481
Voltronic Power Technology Corp.	2,050	131
Wiwynn Corp.	8,300	454
Yageo Corp.	56,000	1,109
		22,176
Thailand – 1.8%
Advanced Info Service PCL NVDR	53,900	436
Bangkok Dusit Medical Services PCL NVDR	421,100	393
Bumrungrad Hospital PCL NVDR	27,200	227
Central Pattana PCL NVDR	55,100	115
CP ALL PCL (Registered)	577,500	1,176
CP ALL PCL NVDR	69,500	141
PTT Exploration & Production PCL NVDR	67,700	276
WHA Corp. PCL NVDR	1,411,000	239
		3,003
Turkey – 0.1%
BIM Birlesik Magazalar A.S.	11,153	162
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
United Arab Emirates – 2.7%
Adnoc Gas PLC	794,000	$688
Aldar Properties PJSC	93,972	193
Emaar Properties PJSC	1,349,503	3,203
Salik Co. PJSC	323,790	364
		4,448
United Kingdom – 0.5%
BAE Systems PLC	16,163	268
Coca-Cola Europacific Partners PLC	2,064	162
Unilever PLC	6,267	406
		836
United States – 3.2%
Meta Platforms, Inc., Class A	2,044	1,170
Microsoft Corp.	2,308	993
Netflix, Inc.*	250	178
NVIDIA Corp.	11,394	1,384
Tenaris S.A. ADR	50,497	1,605
		5,330
Total Common Stocks
(Cost $127,998)		160,383

PREFERRED STOCKS – 2.7% (1)
Brazil – 2.6%
Banco Bradesco S.A.*	69,800	189
Gerdau S.A. ADR, 2.51%(2)	257,700	902
Itau Unibanco Holding S.A., 3.12%(2)	137,600	917
Itau Unibanco Holding S.A. ADR, 3.38%(2)	348,763	2,319
Petroleo Brasileiro S.A., 5.85%(2)	12,100	80
		4,407
South Korea – 0.1%
Samsung Electronics Co. Ltd., 2.84%(2)	4,214	165
Total Preferred Stocks
(Cost $3,835)		4,572

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.1%
FPT Corp., Exp. 8/24/26, Strike $0.00*	46,600	$255
Total Warrants
(Cost $252)		255

See Notes to the Financial Statements.
EQUITY FUNDS 40 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.0%
iShares Core S&P 500 ETF	2,147	$1,239
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(3) (4)	5,424,936	5,425
Total Investment Companies
(Cost $6,501)		6,664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.05%, 10/3/24(5) (6)	$125	$125
Total Short-Term Investments
(Cost $125)		125

Total Investments – 102.8%
(Cost $138,711)		171,999
Liabilities less Other Assets – (2.8%)		(4,740)
Net Assets – 100.0%		$167,259

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2024 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
MSCI Emerging Markets Index (United States Dollar)	1	$59	Long	12/24	$4

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$434	$—	$—	$434
Brazil	7,546	—	—	7,546
Canada	1,740	—	—	1,740
China	3,780	24,107	—	27,887
India	520	29,657	—	30,177
Italy	267	—	—	267
Mexico	6,295	—	—	6,295
Peru	4,510	—	—	4,510
Singapore	380	—	—	380
South Korea	99	20,917	—	21,016
United Kingdom	162	674	—	836
United States	5,330	—	—	5,330
All Other Countries(1)	—	53,965	—	53,965
Total Common Stocks	31,063	129,320	—	160,383
Preferred Stocks:
Brazil	4,407	—	—	4,407
South Korea	—	165	—	165
Total Preferred Stocks	4,407	165	—	4,572
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  41 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued	September 30, 2024 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Warrants	$—	$255	$—	$255
Investment Companies	6,664	—	—	6,664
Short-Term Investments	—	125	—	125
Total Investments	$42,134	$129,865	$—	$171,999
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$4	$—	$—	$4

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 42 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND	September 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)
Australia – 0.7%
AGL Energy Ltd.	34,649	$283
Champion Iron Ltd.	43,943	222
Charter Hall Group	28,586	317
JB Hi-Fi Ltd.	7,577	420
Magellan Financial Group Ltd.	43,891	306
OceanaGold Corp.	138,112	391
Paladin Energy Ltd.*	24,822	200
Ramelius Resources Ltd.	307,405	461
Super Retail Group Ltd.	27,482	347
Technology One Ltd.	31,016	513
Ventia Services Group Pty. Ltd.	100,645	317
		3,777
Austria – 0.5%
ams-OSRAM A.G.*	18,166	253
Erste Group Bank A.G.	28,338	1,555
Mondi PLC	46,842	892
		2,700
Belgium – 0.7%
Ageas S.A./N.V.	19,064	1,017
Anheuser-Busch InBev S.A./N.V.	30,414	2,015
Proximus S.A.DP	44,869	350
		3,382
Brazil – 2.6%
Ambev S.A.*	337,937	815
Atacadao S.A.*	250,880	426
Caixa Seguridade Participacoes S/A	51,616	138
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP*	36,280	601
Karoon Energy Ltd.	135,504	148
Lojas Renner S.A.*	193,361	639
MercadoLibre, Inc.*	2,677	5,493
NU Holdings Ltd., Class A*	275,370	3,759
Telefonica Brasil S.A.*	93,958	970
Ultrapar Participacoes S.A.	51,039	199
		13,188
Burkina Faso – 0.1%
Endeavour Mining PLC	27,572	655
Canada – 3.7%
Alamos Gold, Inc., Class A	27,167	541
ARC Resources Ltd.	30,440	515
AtkinsRealis Group, Inc.	5,543	225
Barrick Gold Corp.	52,962	1,053
Boardwalk Real Estate Investment Trust	7,904	501
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Canada – 3.7%continued
Bombardier, Inc., Class B*	4,906	$373
Boralex, Inc., Class A	11,648	310
Canadian Natural Resources Ltd.	76,286	2,533
Canadian Pacific Kansas City Ltd. (New York Exchange)	54,681	4,677
Canadian Pacific Kansas City Ltd. (Toronto Exchange)	21,347	1,826
Celestica, Inc.*	17,552	897
CI Financial Corp.	15,591	212
Docebo, Inc.*	4,054	179
Dundee Precious Metals, Inc.	50,792	515
EQB, Inc.	4,717	364
Finning International, Inc.	15,925	523
Headwater Exploration, Inc.	63,540	297
Linamar Corp.	5,369	251
NuVista Energy Ltd.*	29,297	241
Secure Energy Services, Inc.	26,563	240
Shopify, Inc., Class A*	23,658	1,896
Stella-Jones, Inc.	6,184	406
Vermilion Energy, Inc.	24,985	244
Whitecap Resources, Inc.	39,771	297
		19,116
Chile – 0.0%
Lundin Mining Corp.	9,133	96
China – 1.1%
Alibaba Group Holding Ltd.	61,172	813
Baidu, Inc., Class A*	50,975	672
China Mengniu Dairy Co. Ltd.	276,545	651
Dongfeng Motor Group Co. Ltd., Class H	455,066	145
Li Ning Co. Ltd.	134,000	332
Meituan, Class B*	68,700	1,462
Tencent Holdings Ltd.	27,100	1,518
		5,593
Denmark – 2.4%
Ascendis Pharma A/S ADR*	1,704	254
Bavarian Nordic A/S*	8,923	308
ISS A/S	10,143	203
Jyske Bank A/S (Registered)	4,592	358
Netcompany Group A/S*	4,691	216
Novo Nordisk A/S, Class B	83,786	9,977
Pandora A/S	2,671	440
ROCKWOOL A/S, Class B	834	392
		12,148
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  43 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Finland – 0.4%
Konecranes OYJ	7,462	$561
Nokia OYJ	241,081	1,054
Orion OYJ, Class B	4,480	245
Valmet OYJ	6,823	219
		2,079
France – 9.3%
Accor S.A.	8,881	386
Air Liquide S.A.	5,734	1,107
Alstom S.A.*	195,856	4,071
Arkema S.A.	4,899	467
AXA S.A.	79,196	3,048
BNP Paribas S.A.	34,999	2,402
Carrefour S.A.	128,392	2,190
Cie de Saint-Gobain S.A.	33,919	3,092
Danone S.A.	21,411	1,559
Dassault Systemes S.E.	31,928	1,267
Eiffage S.A.	4,105	396
Elis S.A.	18,526	387
Engie S.A.	103,095	1,781
Ipsen S.A.	2,158	266
Kering S.A.	13,316	3,814
Klepierre S.A.	15,794	518
La Francaise des Jeux S.A.E.M.	7,574	312
L'Oreal S.A.	6,734	3,019
LVMH Moet Hennessy Louis Vuitton S.E.	419	322
Nexans S.A.	1,548	227
Orange S.A.	101,185	1,159
Renault S.A.	26,281	1,142
Rexel S.A.	8,048	233
Safran S.A.	25,469	6,009
Societe Generale S.A.	63,250	1,577
Sodexo S.A.	6,616	542
Sopra Steria Group	1,991	418
SPIE S.A.	12,103	463
Technip Energies N.V.	12,400	299
Teleperformance S.E.	13,861	1,438
TotalEnergies S.E.	37,146	2,408
Valeo S.E.	45,255	547
Vallourec SACA*	21,037	318
Virbac S.A.CA	565	241
		47,425
Germany – 5.9%
adidas A.G.	7,642	2,023
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Germany – 5.9%continued
AIXTRON S.E.	9,715	$172
Allianz S.E. (Registered)	2,503	821
BASF S.E.	24,942	1,320
Bechtle A.G.	6,308	282
Continental A.G.	10,032	649
CTS Eventim A.G. & Co. KGaA	4,777	496
Daimler Truck Holding A.G.	32,022	1,197
Deutsche Telekom A.G. (Registered)	68,460	2,011
Evonik Industries A.G.	52,075	1,217
Freenet A.G.	11,586	345
Fresenius S.E. & Co. KGaA*	34,315	1,307
GEA Group A.G.	7,740	379
Gerresheimer A.G.	2,867	256
Heidelberg Materials A.G.	16,179	1,759
Infineon Technologies A.G.	58,605	2,051
Mercedes-Benz Group A.G.	8,899	575
Nordex S.E.*	13,674	212
RTL Group S.A.	9,651	328
RWE A.G.	33,149	1,206
SAP S.E.	29,809	6,771
Scout24 S.E.	3,750	323
Siemens Healthineers A.G.	51,085	3,063
SUSS MicroTec S.E.	3,776	289
TAG Immobilien A.G.*	30,599	566
TeamViewer S.E.*	11,425	145
TUI A.G.*	29,017	221
		29,984
Guatemala – 0.1%
Millicom International Cellular S.A. SDR*	10,553	287
Hong Kong – 1.3%
CK Asset Holdings Ltd.	176,326	766
Kerry Properties Ltd.	78,000	166
Link REIT	111,600	558
Prudential PLC	404,184	3,771
United Laboratories International Holdings (The) Ltd.	246,000	316
WH Group Ltd.	1,124,163	889
		6,466
India – 1.2%
Canara Bank	381,922	509
See Notes to the Financial Statements.
EQUITY FUNDS 44 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
India – 1.2%continued
HDFC Bank Ltd.	99,971	$2,069
ICICI Bank Ltd. ADR	127,289	3,800
		6,378
Ireland – 0.6%
Accenture PLC, Class A	1,151	407
AIB Group PLC	2,462	14
AIB Group PLC	291	2
AIB Group PLC (London Exchange)	152,541	886
Bank of Ireland Group PLC	41,098	460
Bank of Ireland Group PLC (London Stock Exchange)	75,325	847
Dalata Hotel Group PLC	51,934	237
Glanbia PLC	21,572	380
		3,233
Israel – 0.1%
Check Point Software Technologies Ltd.*	3,044	587
Italy – 3.8%
Azimut Holding S.p.A.	9,088	235
Banco BPM S.p.A.	67,701	457
BPER Banca SPA	195,305	1,100
Brunello Cucinelli S.p.A.	2,094	226
Buzzi S.p.A.	12,287	490
Coca-Cola HBC A.G. - CDI*	13,380	477
Enel S.p.A.	321,488	2,569
Eni S.p.A.	126,713	1,939
Ferrari N.V.	12,939	6,061
Iren S.p.A.	99,346	225
Iveco Group N.V.	13,815	139
Leonardo S.p.A.	10,438	233
Reply S.p.A.	1,612	243
UniCredit S.p.A.	115,907	5,093
		19,487
Japan – 11.6%
ABC-Mart, Inc.	13,900	295
Adastria Co. Ltd.	9,300	216
Alfresa Holdings Corp.	27,293	429
Alps Alpine Co. Ltd.	33,089	357
Amada Co. Ltd.	25,560	260
Asics Corp.	13,200	277
Citizen Watch Co. Ltd.	35,400	225
Credit Saison Co. Ltd.	21,400	536
Daicel Corp.	36,500	340
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Japan – 11.6%continued
Daido Steel Co. Ltd.	45,600	$448
Dai-ichi Life Holdings, Inc.	31,139	802
DeNA Co. Ltd.	22,960	286
Dentsu Group, Inc.	34,620	1,066
Dexerials Corp.	15,000	213
DMG Mori Co. Ltd.	8,900	188
Ebara Corp.	23,300	386
Eisai Co. Ltd.	5,076	189
FANUC Corp.	85,100	2,487
Fuji Soft, Inc.	3,200	201
Fujikura Ltd.	21,100	713
Fujitsu Ltd.	107,700	2,209
Fuyo General Lease Co. Ltd.	2,800	215
GS Yuasa Corp.	10,300	205
Hakuhodo DY Holdings, Inc.	49,850	407
Hino Motors Ltd.*	67,074	218
Hitachi Zosen Corp.	28,700	199
Honda Motor Co. Ltd.	16,953	179
Horiba Ltd.	3,400	223
INFRONEER Holdings, Inc.	29,900	245
Invincible Investment Corp.	651	282
Isuzu Motors Ltd.	51,504	695
Japan Airlines Co. Ltd.	27,373	481
Japan Post Insurance Co. Ltd.	39,290	715
Jeol Ltd.	7,300	284
JGC Holdings Corp.	45,570	399
Kaneka Corp.	6,700	183
KDX Realty Investment Corp.	151	159
Kinden Corp.	10,400	229
Kirin Holdings Co. Ltd.	23,163	353
Koito Manufacturing Co. Ltd.	49,090	678
Kubota Corp.	94,170	1,337
Kyushu Railway Co.	11,400	328
Makita Corp.	17,397	589
Mebuki Financial Group, Inc.	105,900	425
Mitsubishi Estate Co. Ltd.	41,870	661
Mitsubishi Gas Chemical Co., Inc.	41,550	804
Mitsubishi Heavy Industries Ltd.	301,200	4,476
Morinaga Milk Industry Co. Ltd.	11,700	286
MS&AD Insurance Group Holdings, Inc.	34,573	807
Murata Manufacturing Co. Ltd.	54,900	1,078
NET One Systems Co. Ltd.	14,300	356
NHK Spring Co. Ltd.	17,100	217
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  45 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Japan – 11.6%continued
Nikon Corp.	33,906	$352
Nippon Accommodations Fund, Inc.	41	182
Nippon Electric Glass Co. Ltd.	7,900	185
Nippon Television Holdings, Inc.	37,642	590
Nissan Motor Co. Ltd.	229,528	646
Nissui Corp.	55,900	358
Nitto Boseki Co. Ltd.	5,500	227
Ono Pharmaceutical Co. Ltd.	35,608	474
Park24 Co. Ltd.*	22,100	277
Persol Holdings Co. Ltd.	338,930	608
Renesas Electronics Corp.	186,500	2,721
Rengo Co. Ltd.	46,600	325
Resona Holdings, Inc.	129,497	903
Resorttrust, Inc.	13,500	270
Rinnai Corp.	22,268	549
Rohm Co. Ltd.	79,728	895
Round One Corp.	54,200	415
Sankyo Co. Ltd.	32,800	481
Sankyu, Inc.	5,900	198
Santen Pharmaceutical Co. Ltd.	32,600	394
Sanwa Holdings Corp.	22,700	599
Sawai Group Holdings Co. Ltd.	19,800	281
Sega Sammy Holdings, Inc.	24,660	493
Seven & i Holdings Co. Ltd.	108,000	1,617
SMC Corp.	2,800	1,246
Socionext, Inc.	8,300	165
Stanley Electric Co. Ltd.	26,939	501
Subaru Corp.	46,042	800
Sumitomo Bakelite Co. Ltd.	9,000	253
Sumitomo Forestry Co. Ltd.	9,100	452
Sumitomo Heavy Industries Ltd.	17,073	411
Sumitomo Mitsui Trust Group, Inc.	62,924	1,494
Sumitomo Rubber Industries Ltd.	45,491	498
T&D Holdings, Inc.	90,861	1,587
Taiheiyo Cement Corp.	16,141	381
Takashimaya Co. Ltd.	32,500	260
Takeda Pharmaceutical Co. Ltd.	62,872	1,798
Takeuchi Manufacturing Co. Ltd.	7,200	223
THK Co. Ltd.	28,836	508
Tohoku Electric Power Co., Inc.	27,700	265
Tokyo Electron Ltd.	6,581	1,169
Tokyo Seimitsu Co. Ltd.	5,400	285
Tokyo Tatemono Co. Ltd.	17,600	282
Tokyu Fudosan Holdings Corp.	36,100	249
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Japan – 11.6%continued
Toyo Suisan Kaisha Ltd.	5,700	$372
Toyo Tire Corp.	17,900	261
Toyoda Gosei Co. Ltd.	12,900	220
Tsumura & Co.	8,300	262
Tsuruha Holdings, Inc.	8,207	518
Ulvac, Inc.	4,400	235
Yamaguchi Financial Group, Inc.	36,500	396
Yamato Holdings Co. Ltd.	50,950	581
		59,548
Jersey – 0.0%
Birkenstock Holding PLC*	3,997	197
Jordan – 0.1%
Hikma Pharmaceuticals PLC	15,044	384
Luxembourg – 0.3%
ArcelorMittal S.A.	59,579	1,564
Macau – 0.1%
MGM China Holdings Ltd.	189,600	302
Mexico – 0.1%
Fresnillo PLC	59,914	492
Netherlands – 6.2%
ABN AMRO Bank N.V. - C.V.A.	73,499	1,327
Adyen N.V.*	2,739	4,290
Akzo Nobel N.V.	42,089	2,969
ASM International N.V.	7,720	5,087
ASML Holding N.V.	2,602	2,169
ASML Holding N.V. (Registered)	4,955	4,129
ASR Nederland N.V.	9,066	444
BE Semiconductor Industries N.V.	2,677	340
Euronext N.V.	3,834	416
Fugro N.V.	19,780	451
Heineken N.V.	8,761	777
ING Groep N.V.	136,678	2,486
Koninklijke Philips N.V.*	136,562	4,475
NN Group N.V.	26,128	1,303
OCI N.V.	7,696	219
Randstad N.V.	16,675	829
		31,711
Norway – 0.0%
Norsk Hydro ASA	19,375	126
Pakistan – 0.0%
VEON Ltd. ADR*	6,908	210
See Notes to the Financial Statements.
EQUITY FUNDS 46 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Russia – 0.0%
Gazprom PJSC ADR(2) *	54,380	$—
LUKOIL PJSC ADR(2) *	4,766	—
Mobile TeleSystems PJSC ADR(2) (3) *	64,508	—
Sberbank of Russia PJSC (Moscow Exchange)(2) (3)	186,456	—
		—
Singapore – 1.4%
Frasers Logistics & Commercial Trust	197,400	177
Sea Ltd. ADR*	55,745	5,256
Sembcorp Industries Ltd.	95,600	411
United Overseas Bank Ltd.	42,300	1,061
		6,905
South Africa – 0.4%
Anglo American PLC	23,454	762
MTN Group Ltd.	103,732	551
Old Mutual Ltd.	716,855	569
		1,882
South Korea – 3.3%
Classys, Inc.	10,043	413
Coupang, Inc.*	157,315	3,862
Coway Co. Ltd.	10,738	549
Hankook Tire & Technology Co. Ltd.	9,236	291
Hanmi Pharm Co. Ltd.	999	247
HD Hyundai Electric Co. Ltd.	1,247	318
Hyundai Mobis Co. Ltd.	5,493	916
KB Financial Group, Inc.	20,115	1,249
Kolmar Korea Co. Ltd.	4,247	243
KT Corp. ADR	68,665	1,056
LEENO Industrial, Inc.	1,396	204
LG Innotek Co. Ltd.	1,095	184
LIG Nex1 Co. Ltd.	1,492	242
LOTTE Fine Chemical Co. Ltd.	4,505	165
LS Electric Co. Ltd.	1,821	230
NongShim Co. Ltd.	494	146
PharmaResearch Co. Ltd.	1,822	269
Samsung E&A Co. Ltd.*	11,998	203
Samsung Electronics Co. Ltd.	75,418	3,574
Shinhan Financial Group Co. Ltd.	54,961	2,340
SOOP Co. Ltd.	3,312	255
		16,956
Spain – 1.0%
Acerinox S.A.	25,566	275
Aena S.M.E. S.A.	2,694	593
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Spain – 1.0%continued
Amadeus IT Group S.A.	31,403	$2,267
Bankinter S.A.	61,907	547
Indra Sistemas S.A.	16,335	299
Laboratorios Farmaceuticos Rovi S.A.	1,294	103
Logista Integral S.A.	9,352	282
Mapfre S.A.	95,511	254
Merlin Properties Socimi S.A.	37,976	480
		5,100
Sweden – 1.2%
AFRY AB	11,831	215
Avanza Bank Holding AB	11,608	288
Axfood AB	7,801	220
Evolution AB	21,146	2,078
Loomis AB	6,349	209
NCC AB, Class B	14,762	247
SKF AB, Class B	46,120	917
Telefonaktiebolaget LM Ericsson, Class B	158,377	1,197
Trelleborg AB, Class B	7,754	298
Wihlborgs Fastigheter AB	27,617	319
		5,988
Switzerland – 2.9%
Accelleron Industries A.G.	6,907	359
Adecco Group A.G. (Registered)	23,427	797
BKW A.G.	1,201	218
Bucher Industries A.G. (Registered)	463	210
Clariant A.G. (Registered)*	31,825	482
DKSH Holding A.G.	2,694	214
Flughafen Zurich A.G. (Registered)	1,218	293
Galenica A.G.	4,482	395
Julius Baer Group Ltd.	14,464	872
Logitech International S.A. (Registered)	2,191	196
Novartis A.G. (Registered)	20,335	2,341
On Holding A.G., Class A*	9,002	451
PSP Swiss Property A.G. (Registered)	3,555	521
Siegfried Holding A.G. (Registered)*	389	524
Sulzer A.G. (Registered)	3,231	529
Swatch Group (The) A.G. (Bearer)	5,155	1,106
Swissquote Group Holding S.A. (Registered)	1,679	605
Temenos A.G. (Registered)	7,010	491
UBS Group A.G. (Registered)	140,412	4,335
		14,939
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  47 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Taiwan – 1.3%
Catcher Technology Co. Ltd.	23,429	$176
Taiwan Semiconductor Manufacturing Co. Ltd.	220,000	6,716
		6,892
Thailand – 0.3%
Kasikornbank PCL (Registered)	169,765	791
Kasikornbank PCL NVDR	165,064	770
		1,561
Turkey – 0.1%
Eldorado Gold Corp.*	14,880	259
United Kingdom – 14.0%
3i Group PLC	97,313	4,308
4imprint Group PLC	4,742	317
AstraZeneca PLC	49,717	7,744
Babcock International Group PLC	49,892	316
BAE Systems PLC	231,116	3,826
Balfour Beatty PLC	61,390	353
Barclays PLC	1,206,159	3,630
Beazley PLC	44,172	450
Bellway PLC	4,502	188
Berkeley Group Holdings PLC	11,303	714
British American Tobacco PLC	122,097	4,453
British Land (The) Co. PLC	141,578	825
BT Group PLC	589,059	1,167
Bunzl PLC	23,972	1,134
Burberry Group PLC	49,300	463
CK Hutchison Holdings Ltd.	142,658	810
Compass Group PLC	107,362	3,440
Computacenter PLC	11,355	376
ConvaTec Group PLC	81,956	249
CVS Group PLC	10,949	166
DCC PLC	2,612	178
Deliveroo PLC*	111,050	229
Diageo PLC	68,369	2,386
Drax Group PLC	31,260	269
easyJet PLC	166,160	1,157
Harbour Energy PLC	47,927	171
IMI PLC	10,809	263
Inchcape PLC	31,592	337
Intermediate Capital Group PLC	12,924	386
Investec PLC	40,428	308
J Sainsbury PLC	124,709	493
JET2 PLC	13,471	253
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
United Kingdom – 14.0%continued
Kingfisher PLC	468,919	$2,023
Land Securities Group PLC	65,304	569
Legal & General Group PLC	308,039	932
LondonMetric Property PLC	114,643	315
Man Group PLC/Jersey	100,701	286
Marks & Spencer Group PLC	113,016	564
MONY Group PLC	58,551	166
National Grid PLC	22,117	305
NatWest Group PLC	128,951	596
Nomad Foods Ltd.	9,620	183
OSB Group PLC	43,770	228
Playtech PLC*	30,145	303
QinetiQ Group PLC	47,915	288
Reckitt Benckiser Group PLC	74,545	4,565
RELX PLC (London Stock Exchange)	22,081	1,037
Rolls-Royce Holdings PLC*	895,785	6,326
Safestore Holdings PLC	20,400	245
Sage Group (The) PLC	297,191	4,078
Segro PLC	62,978	737
Serco Group PLC	153,533	366
Spectris PLC	4,817	176
Standard Chartered PLC	276,904	2,945
Tate & Lyle PLC	59,730	545
Taylor Wimpey PLC	134,871	297
Tritax Big Box REIT PLC	131,411	280
Unilever PLC	9,828	636
Weir Group (The) PLC	7,816	227
WPP PLC	132,180	1,351
		71,928
United States – 15.4%
Aon PLC, Class A	19,123	6,616
Arch Capital Group Ltd.*	43,286	4,843
Atlassian Corp., Class A*	14,154	2,248
BP PLC	828,778	4,372
CSL Ltd.	3,664	727
EPAM Systems, Inc.*	7,112	1,415
Experian PLC	98,257	5,176
Ferguson Enterprises, Inc.	14,727	2,901
Globant S.A.*	4,083	809
GSK PLC	235,896	4,798
Holcim A.G.*	9,278	907
ICON PLC*	38,035	10,928
IMAX Corp.*	17,953	368
Linde PLC	6,624	3,159
See Notes to the Financial Statements.
EQUITY FUNDS 48 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
United States – 15.4%continued
Medtronic PLC	29,102	$2,620
Monday.com Ltd.*	12,469	3,464
Roche Holding A.G. (Genusschein)	8,747	2,800
Sanofi S.A.	14,813	1,707
Schneider Electric S.E.	12,922	3,419
Shell PLC	98,970	3,226
Shell PLC (CBOE Exchange)	33,162	1,097
Smurfit WestRock PLC	12,920	638
Spotify Technology S.A.*	11,915	4,391
STERIS PLC	14,480	3,512
Waste Connections, Inc.	17,012	3,042
		79,183
Total Common Stocks
(Cost $366,479)		482,708

PREFERRED STOCKS – 0.8%
Brazil – 0.4%
Banco Bradesco S.A. ADR*	595,769	1,585
Raizen S.A., 0.32%(4)	899,200	511
		2,096
Germany – 0.4%
Henkel A.G. & Co. KGaA, 2.19%(4)	6,242	587
Volkswagen A.G., 9.55%(4)	14,054	1,487
		2,074
Total Preferred Stocks
(Cost $4,269)		4,170

INVESTMENT COMPANIES – 4.2%
iShares Core MSCI EAFE ETF	1,582	123
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(5) (6)	20,803,025	20,803
Vanguard FTSE Developed Markets ETF	10,788	570
Total Investment Companies
(Cost $21,450)		21,496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
4.84%, 10/3/24(7) (8)	$320	$320
Total Short-Term Investments
(Cost $320)		320

Total Investments – 99.2%
(Cost $392,518)		508,694
Other Assets less Liabilities – 0.8%		3,927
Net Assets – 100.0%		$512,621

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Restricted security that has been deemed illiquid. At September 30, 2024, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Mobile TeleSystems PJSC ADR	1/28/22-2/11/22	$498
Sberbank of Russia PJSC (Moscow Exchange)	1/3/19-11/25/20	625

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2024 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  49 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued	September 30, 2024 (UNAUDITED)

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

SDR – Swedish Depositary Receipt

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
MSCI EAFE Index (United States Dollar)	72	$8,956	Long	12/24	$128

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$391	$3,386	$—	$3,777
Brazil	13,040	148	—	13,188
Burkina Faso	655	—	—	655
Canada	19,116	—	—	19,116
Chile	96	—	—	96
Denmark	254	11,894	—	12,148
India	3,800	2,578	—	6,378
Ireland	409	2,824	—	3,233
Israel	587	—	—	587
Jersey	197	—	—	197
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Netherlands	$4,129	$27,582	$—	$31,711
Pakistan	210	—	—	210
Singapore	5,256	1,649	—	6,905
South Korea	4,918	12,038	—	16,956
Switzerland	451	14,488	—	14,939
Turkey	259	—	—	259
United Kingdom	183	71,745	—	71,928
United States	48,053	31,130	—	79,183
All Other Countries(1)	—	201,242	—	201,242
Total Common Stocks	102,004	380,704	—	482,708
Preferred Stocks:
Brazil	2,096	—	—	2,096
Germany	—	2,074	—	2,074
Total Preferred Stocks	2,096	2,074	—	4,170
Investment Companies	21,496	—	—	21,496
Short-Term Investments	—	320	—	320
Total Investments	$125,596	$383,098	$—	$508,694
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$128	$—	$—	$128

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 50 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND	September 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)
Brazil – 3.5%
Ambev S.A.*	1,067,960	$2,574
Atacadao S.A.*	165,200	281
B3 S.A. - Brasil Bolsa Balcao	1,238,095	2,441
Banco Bradesco S.A.*	371,177	895
Banco BTG Pactual S.A.*	269,100	1,654
Banco do Brasil S.A.	388,488	1,945
BB Seguridade Participacoes S.A.	161,401	1,058
BRF S.A.*	136,200	593
Caixa Seguridade Participacoes S/A	130,500	349
CCR S.A.	224,000	504
Centrais Eletricas Brasileiras S.A.	265,400	1,915
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP*	101,971	1,690
Cia Siderurgica Nacional S.A.	118,890	282
Cosan S.A.	256,088	616
CPFL Energia S.A.	50,400	315
Embraer S.A.*	157,300	1,392
Energisa S/A	55,700	460
Engie Brasil Energia S.A.	39,547	309
Equatorial Energia S.A.*	15,705	91
Equatorial Energia S.A.(A Bolsa do Brasil Exchange)	243,407	1,455
Hapvida Participacoes e Investimentos S/A(2) *	1,111,584	820
Hypera S.A.*	86,258	416
Inter & Co., Inc., Class A	53,884	359
Klabin S.A.	173,475	673
Localiza Rent a Car S.A.(3) *	210,684	1,595
Natura & Co. Holding S.A.	205,501	530
NU Holdings Ltd., Class A*	664,770	9,074
Pagseguro Digital Ltd., Class A*	44,016	379
Petroleo Brasileiro S.A.	835,734	6,026
PRIO S.A.	182,800	1,457
Raia Drogasil S.A.	280,227	1,318
Rede D'Or Sao Luiz S.A.*	179,100	1,021
Rumo S.A.	283,894	1,046
Sendas Distribuidora S/A*	297,454	410
StoneCo Ltd., Class A*	56,075	631
Suzano S.A.*	174,485	1,742
Telefonica Brasil S.A.*	93,873	969
TIM S.A.	192,895	665
TOTVS S.A.*	134,055	705
Ultrapar Participacoes S.A.	165,248	646
Vale S.A.	762,013	8,906
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Brazil – 3.5%continued
Vibra Energia S.A.	222,100	$951
WEG S.A.	379,948	3,809
XP, Inc., Class A	82,658	1,483
		66,450
Chile – 0.3%
Banco de Chile	10,508,939	1,340
Banco de Credito e Inversiones S.A.	19,954	621
Banco Santander Chile	15,405,744	801
Cencosud S.A.	259,542	524
Empresas CMPC S.A.	264,204	459
Empresas Copec S.A.	88,849	595
Enel Americas S.A.	4,777,703	487
Enel Chile S.A.	5,939,190	327
Falabella S.A.*	203,582	754
Latam Airlines Group S.A.	33,010,164	425
		6,333
China – 26.4%
360 Security Technology, Inc., Class A	89,800	113
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	24,100	62
AAC Technologies Holdings, Inc.	164,500	677
Accelink Technologies Co. Ltd., Class A	11,600	56
ACM Research Shanghai, Inc., Class A	3,200	48
Advanced Micro-Fabrication Equipment, Inc. China, Class A	7,398	173
AECC Aero-Engine Control Co. Ltd., Class A	19,700	62
AECC Aviation Power Co. Ltd., Class A	36,300	214
Agricultural Bank of China Ltd., Class A	1,136,900	778
Agricultural Bank of China Ltd., Class H	6,144,367	2,868
Aier Eye Hospital Group Co. Ltd., Class A	124,676	283
Air China Ltd., Class A*	182,100	205
Airtac International Group	31,765	922
Akeso, Inc.*	140,000	1,235
Alibaba Group Holding Ltd.	3,409,280	45,315
Alibaba Health Information Technology Ltd.*	1,370,000	918
Aluminum Corp. of China Ltd., Class A	145,900	181
Aluminum Corp. of China Ltd., Class H	949,435	742
Amlogic Shanghai Co. Ltd., Class A	6,175	62
Angel Yeast Co. Ltd., Class A	9,100	47
Anhui Conch Cement Co. Ltd., Class A	47,700	175
Anhui Conch Cement Co. Ltd., Class H	297,575	874
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  51 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
Anhui Gujing Distillery Co. Ltd., Class A	5,400	$156
Anhui Gujing Distillery Co. Ltd., Class B	25,100	396
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	21,800	78
Anhui Kouzi Distillery Co. Ltd., Class A	9,600	64
Anhui Yingjia Distillery Co. Ltd., Class A	9,500	97
Anjoy Foods Group Co. Ltd., Class A	4,100	57
Anker Innovations Technology Co. Ltd., Class A	5,330	64
ANTA Sports Products Ltd.	289,232	3,456
Asymchem Laboratories Tianjin Co. Ltd., Class A	4,340	52
Autobio Diagnostics Co. Ltd., Class A	8,000	54
Autohome, Inc. ADR	13,396	437
Avary Holding Shenzhen Co. Ltd., Class A	36,700	188
AviChina Industry & Technology Co. Ltd., Class H	554,313	271
AVICOPTER PLC, Class A	9,300	55
BAIC BluePark New Energy Technology Co. Ltd., Class A*	115,700	132
Baidu, Inc., Class A*	510,332	6,724
Bank of Beijing Co. Ltd., Class A	267,900	223
Bank of Changsha Co. Ltd., Class A	50,200	59
Bank of Chengdu Co. Ltd., Class A	57,700	130
Bank of China Ltd., Class A	427,900	305
Bank of China Ltd., Class H	17,883,652	8,372
Bank of Communications Co. Ltd., Class A	545,100	568
Bank of Communications Co. Ltd., Class H	1,981,117	1,503
Bank of Hangzhou Co. Ltd., Class A	81,220	161
Bank of Jiangsu Co. Ltd., Class A	277,844	333
Bank of Nanjing Co. Ltd., Class A	129,396	201
Bank of Ningbo Co. Ltd., Class A	95,350	349
Bank of Shanghai Co. Ltd., Class A	207,971	232
Bank of Suzhou Co. Ltd., Class A	26,200	30
Baoshan Iron & Steel Co. Ltd., Class A	326,396	319
BeiGene Ltd.*	155,034	2,748
Beijing Enlight Media Co. Ltd., Class A	44,400	56
Beijing Enterprises Holdings Ltd.	109,771	390
Beijing Enterprises Water Group Ltd.	833,886	260
Beijing Kingsoft Office Software, Inc., Class A	5,789	220
Beijing New Building Materials PLC, Class A	37,300	175
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	15,500	$30
Beijing Roborock Technology Co. Ltd., Class A	1,894	75
Beijing Tiantan Biological Products Corp. Ltd., Class A	30,000	108
Beijing Tong Ren Tang Co. Ltd., Class A	17,800	107
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	11,158	130
Beijing Yanjing Brewery Co. Ltd., Class A	68,900	108
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	701,500	604
Bethel Automotive Safety Systems Co. Ltd., Class A	8,120	57
Bilibili, Inc., Class Z*	51,011	1,199
Bloomage Biotechnology Corp. Ltd., Class A	4,950	50
BOC Aviation Ltd.	45,100	373
BOC International China Co. Ltd., Class A	28,600	51
BOE Technology Group Co. Ltd., Class A	535,700	342
Bosideng International Holdings Ltd.	902,000	512
BYD Co. Ltd., Class A	25,500	1,106
BYD Co. Ltd., Class H	232,199	8,340
BYD Electronic International Co. Ltd.	180,500	758
By-health Co. Ltd., Class A	24,200	51
C&D International Investment Group Ltd.	150,814	327
Caitong Securities Co. Ltd., Class A	58,910	73
Cambricon Technologies Corp. Ltd., Class A*	4,731	195
Cathay Biotech, Inc., Class A	7,200	49
CGN Power Co. Ltd., Class A	261,900	168
CGN Power Co. Ltd., Class H	2,339,000	902
Changchun High-Tech Industry Group Co. Ltd., Class A	5,100	80
Changjiang Securities Co. Ltd., Class A	97,000	100
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	6
Chaozhou Three-Circle Group Co. Ltd., Class A	27,200	144
Chifeng Jilong Gold Mining Co. Ltd., Class A	25,500	73
China CITIC Bank Corp. Ltd., Class H	2,033,286	1,286
See Notes to the Financial Statements.
EQUITY FUNDS 52 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
China Coal Energy Co. Ltd., Class H	469,000	$586
China Communications Services Corp. Ltd., Class H	527,035	286
China Construction Bank Corp., Class A	102,900	116
China Construction Bank Corp., Class H	21,593,693	16,188
China CSSC Holdings Ltd., Class A	67,300	401
China Eastern Airlines Corp. Ltd., Class A*	279,200	165
China Energy Engineering Corp. Ltd., Class A	430,300	148
China Everbright Bank Co. Ltd., Class A	663,400	336
China Everbright Bank Co. Ltd., Class H	712,000	242
China Feihe Ltd.	788,000	596
China Galaxy Securities Co. Ltd., Class A	101,300	222
China Galaxy Securities Co. Ltd., Class H	837,500	782
China Gas Holdings Ltd.	600,895	559
China Great Wall Securities Co. Ltd., Class A	23,300	31
China Greatwall Technology Group Co. Ltd., Class A*	30,000	44
China Hongqiao Group Ltd.	657,500	1,100
China Huishan Dairy Holdings Co. Ltd.(4) *	1,922,380	—
China International Capital Corp. Ltd., Class A	32,300	178
China International Capital Corp. Ltd., Class H	355,600	636
China Jushi Co. Ltd., Class A	7,422	12
China Life Insurance Co. Ltd., Class A	35,600	223
China Life Insurance Co. Ltd., Class H	1,698,544	3,343
China Literature Ltd.*	87,600	358
China Longyuan Power Group Corp. Ltd., Class H	765,473	694
China Mengniu Dairy Co. Ltd.	706,870	1,663
China Merchants Bank Co. Ltd., Class A	278,679	1,475
China Merchants Bank Co. Ltd., Class H	868,933	4,228
China Merchants Energy Shipping Co. Ltd., Class A	109,700	126
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	84,400	151
China Merchants Port Holdings Co. Ltd.	288,067	456
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
China Merchants Securities Co. Ltd., Class A	88,110	$241
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	136,000	238
China Minsheng Banking Corp. Ltd., Class A	466,840	265
China Minsheng Banking Corp. Ltd., Class H	1,549,154	632
China National Building Material Co. Ltd., Class H	1,074,000	472
China National Chemical Engineering Co. Ltd., Class A	73,800	87
China National Medicines Corp. Ltd., Class A	11,400	56
China National Nuclear Power Co. Ltd., Class A	271,098	431
China National Software & Service Co. Ltd., Class A*	10,400	62
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,900	138
China Oilfield Services Ltd., Class H	408,757	373
China Overseas Land & Investment Ltd.	870,695	1,736
China Pacific Insurance Group Co. Ltd., Class A	82,700	453
China Pacific Insurance Group Co. Ltd., Class H	595,337	2,099
China Petroleum & Chemical Corp., Class A	446,800	440
China Petroleum & Chemical Corp., Class H	5,436,628	3,364
China Power International Development Ltd.	947,000	452
China Railway Group Ltd., Class A	257,500	238
China Railway Group Ltd., Class H	1,004,827	520
China Railway Signal & Communication Corp. Ltd., Class A	110,341	99
China Rare Earth Resources And Technology Co. Ltd., Class A	14,300	58
China Resources Beer Holdings Co. Ltd.	354,948	1,512
China Resources Gas Group Ltd.	222,358	898
China Resources Land Ltd.	728,932	2,628
China Resources Microelectronics Ltd., Class A	19,967	134
China Resources Mixc Lifestyle Services Ltd.	139,600	611
China Resources Pharmaceutical Group Ltd.	359,000	277
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  53 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
China Resources Power Holdings Co. Ltd.	437,735	$1,183
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	19,110	130
China Ruyi Holdings Ltd.*	1,488,000	433
China Shenhua Energy Co. Ltd., Class A	89,300	555
China Shenhua Energy Co. Ltd., Class H	764,136	3,419
China Southern Airlines Co. Ltd., Class A*	149,900	140
China State Construction Engineering Corp. Ltd., Class A	534,280	463
China State Construction International Holdings Ltd.	469,600	731
China Taiping Insurance Holdings Co. Ltd.	334,304	528
China Three Gorges Renewables Group Co. Ltd., Class A	420,000	290
China Tourism Group Duty Free Corp. Ltd., Class A	21,100	232
China Tower Corp. Ltd., Class H	10,088,000	1,336
China United Network Communications Ltd., Class A	436,900	333
China Vanke Co. Ltd., Class A*	108,300	150
China Vanke Co. Ltd., Class H*	501,372	480
China XD Electric Co. Ltd., Class A	84,400	105
China Yangtze Power Co. Ltd., Class A	335,900	1,439
China Zheshang Bank Co. Ltd., Class A	252,330	105
Chongqing Brewery Co. Ltd., Class A	5,300	53
Chongqing Changan Automobile Co. Ltd., Class A	104,368	222
Chongqing Rural Commercial Bank Co. Ltd., Class A	53,100	41
Chongqing Zhifei Biological Products Co. Ltd., Class A	48,350	226
Chow Tai Fook Jewellery Group Ltd.	467,200	513
CITIC Ltd.	1,330,803	1,571
Citic Pacific Special Steel Group Co. Ltd., Class A	58,700	112
CITIC Securities Co. Ltd., Class A	138,345	537
CITIC Securities Co. Ltd., Class H	372,400	962
CMOC Group Ltd., Class A	236,400	294
CMOC Group Ltd., Class H	903,000	889
CNGR Advanced Material Co. Ltd., Class A	10,502	60
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
CNOOC Energy Technology & Services Ltd., Class A	116,600	$75
CNPC Capital Co. Ltd., Class A	123,100	127
Contemporary Amperex Technology Co. Ltd., Class A	58,040	2,062
COSCO SHIPPING Development Co. Ltd., Class A	118,200	44
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	34,000	77
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	266,000	321
COSCO SHIPPING Holdings Co. Ltd., Class A	191,780	430
COSCO SHIPPING Holdings Co. Ltd., Class H	622,150	1,032
Country Garden Holdings Co. Ltd.(4) *	2,548,886	82
CRRC Corp. Ltd., Class A	356,700	412
CRRC Corp. Ltd., Class H	956,000	622
CSC Financial Co. Ltd., Class A	53,600	205
CSPC Innovation Pharmaceutical Co. Ltd., Class A	15,120	67
CSPC Pharmaceutical Group Ltd.	1,917,360	1,492
Daqin Railway Co. Ltd., Class A	196,100	191
Datang International Power Generation Co. Ltd., Class A	170,500	72
Dong-E-E-Jiao Co. Ltd., Class A	10,100	89
Dongfang Electric Corp. Ltd., Class A	62,800	141
Dongxing Securities Co. Ltd., Class A	1,600	3
East Money Information Co. Ltd., Class A	185,424	537
Eastroc Beverage Group Co. Ltd., Class A	4,400	170
Ecovacs Robotics Co. Ltd., Class A	8,100	59
Empyrean Technology Co. Ltd., Class A	9,900	131
ENN Energy Holdings Ltd.	179,579	1,359
ENN Natural Gas Co. Ltd., Class A	31,600	93
Eoptolink Technology, Inc. Ltd., Class A	7,700	143
Eve Energy Co. Ltd., Class A	27,496	191
Everbright Securities Co. Ltd., Class A	74,298	204
Everdisplay Optronics Shanghai Co. Ltd., Class A*	140,978	51
Far East Horizon Ltd.	415,000	304
FAW Jiefang Group Co. Ltd., Class A	48,500	64
Flat Glass Group Co. Ltd., Class A	23,600	68
Focus Media Information Technology Co. Ltd., Class A	146,700	145
See Notes to the Financial Statements.
EQUITY FUNDS 54 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
Foshan Haitian Flavouring & Food Co. Ltd., Class A	61,158	$413
Fosun International Ltd.	546,865	350
Founder Securities Co. Ltd., Class A	128,200	171
Foxconn Industrial Internet Co. Ltd., Class A	172,600	623
Fuyao Glass Industry Group Co. Ltd., Class A	24,792	206
Fuyao Glass Industry Group Co. Ltd., Class H	130,400	876
GalaxyCore, Inc., Class A	324	1
Ganfeng Lithium Group Co. Ltd., Class A	27,140	133
GCL Technology Holdings Ltd.*	4,482,000	807
GD Power Development Co. Ltd., Class A	242,200	189
Geely Automobile Holdings Ltd.	1,322,641	2,041
GEM Co. Ltd., Class A	131,300	133
Genscript Biotech Corp.*	260,000	468
GF Securities Co. Ltd., Class A	40,793	97
Giant Biogene Holding Co. Ltd.	66,000	423
GigaDevice Semiconductor, Inc., Class A*	8,880	112
Ginlong Technologies Co. Ltd., Class A	4,450	53
GoerTek, Inc., Class A	41,300	134
Goldwind Science & Technology Co. Ltd., Class A	42,100	60
Goneo Group Co. Ltd., Class A	4,185	49
Gotion High-tech Co. Ltd., Class A	24,200	80
Great Wall Motor Co. Ltd., Class A	35,500	151
Great Wall Motor Co. Ltd., Class H	524,296	963
Gree Electric Appliances, Inc. of Zhuhai, Class A	38,800	263
GRG Banking Equipment Co. Ltd., Class A	43,100	72
Guangdong Haid Group Co. Ltd., Class A	22,400	151
Guangdong Investment Ltd.	646,514	435
Guanghui Energy Co. Ltd., Class A	80,900	83
Guangzhou Automobile Group Co. Ltd., Class A	68,100	86
Guangzhou Automobile Group Co. Ltd., Class H	479,664	188
Guangzhou Baiyun International Airport Co. Ltd., Class A	21,600	32
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,200	$31
Guangzhou Haige Communications Group, Inc. Co., Class A	40,500	61
Guangzhou Tinci Materials Technology Co. Ltd., Class A	22,180	59
Guolian Securities Co. Ltd., Class A	13,800	25
Guosen Securities Co. Ltd., Class A	81,200	137
Guotai Junan Securities Co. Ltd., Class A	105,500	221
Guoyuan Securities Co. Ltd., Class A	47,460	60
H World Group Ltd. ADR	44,972	1,673
Haidilao International Holding Ltd.	381,000	906
Haier Smart Home Co. Ltd., Class A	89,097	402
Haier Smart Home Co. Ltd., Class H	546,400	2,157
Hainan Airlines Holding Co. Ltd., Class A*	308,800	57
Hainan Airport Infrastructure Co. Ltd., Class A*	122,100	67
Haitian International Holdings Ltd.	131,000	413
Haitong Securities Co. Ltd., Class A	119,900	150
Haitong Securities Co. Ltd., Class H(4)	686,033	320
Hangzhou First Applied Material Co. Ltd., Class A	34,659	86
Hangzhou Great Star Industrial Co. Ltd., Class A	15,800	71
Hangzhou Silan Microelectronics Co. Ltd., Class A*	17,200	56
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,500	64
Hansoh Pharmaceutical Group Co. Ltd.	270,000	718
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	10,500	34
Heilongjiang Agriculture Co. Ltd., Class A	30,600	65
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	34,200	95
Henan Shuanghui Investment & Development Co. Ltd., Class A	47,600	182
Hengan International Group Co. Ltd.	141,398	488
Hengli Petrochemical Co. Ltd., Class A	104,160	229
Hengtong Optic-electric Co. Ltd., Class A	37,800	91
Hengyi Petrochemical Co. Ltd., Class A	57,330	57
Hisense Home Appliances Group Co. Ltd., Class A	14,300	72
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  55 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
Hisense Home Appliances Group Co. Ltd., Class H	79,000	$288
Hisense Visual Technology Co. Ltd., Class A	15,100	48
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,100	168
HLA Group Corp. Ltd., Class A	53,800	57
Hoshine Silicon Industry Co. Ltd., Class A	10,900	93
Hua Hong Semiconductor Ltd.	155,000	418
Huadian Power International Corp. Ltd., Class A	84,100	72
Huadong Medicine Co. Ltd., Class A	22,720	112
Huafon Chemical Co. Ltd., Class A	50,400	59
Huagong Tech Co. Ltd., Class A	10,600	53
Huaibei Mining Holdings Co. Ltd., Class A	2,300	6
Hualan Biological Engineering, Inc., Class A	26,070	67
Huaneng Lancang River Hydropower, Inc., Class A	76,100	125
Huaneng Power International, Inc., Class A	85,800	94
Huaneng Power International, Inc., Class H	872,501	535
Huatai Securities Co. Ltd., Class A	71,200	179
Huatai Securities Co. Ltd., Class H	299,600	483
Huaxia Bank Co. Ltd., Class A	156,390	166
Huayu Automotive Systems Co. Ltd., Class A	42,200	108
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	13,900	62
Huizhou Desay Sv Automotive Co. Ltd., Class A	8,300	142
Humanwell Healthcare Group Co. Ltd., Class A	22,400	67
Hunan Valin Steel Co. Ltd., Class A	101,900	68
Hundsun Technologies, Inc., Class A	51,645	168
Hwatsing Technology Co. Ltd., Class A	2,541	59
Hygon Information Technology Co. Ltd., Class A	33,132	488
IEIT Systems Co. Ltd., Class A	17,856	106
Iflytek Co. Ltd., Class A	33,700	214
Imeik Technology Development Co. Ltd., Class A	4,200	141
Industrial & Commercial Bank of China Ltd., Class A	869,400	766
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
Industrial & Commercial Bank of China Ltd., Class H	15,535,023	$9,189
Industrial Bank Co. Ltd., Class A	275,200	747
Industrial Securities Co. Ltd., Class A	126,400	123
Ingenic Semiconductor Co. Ltd., Class A	4,200	39
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	580,400	143
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	81
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	70,100	45
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	92,100	375
Inner Mongolia Yitai Coal Co. Ltd., Class B	259,000	555
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	53,900	51
Innovent Biologics, Inc.*	275,500	1,672
iQIYI, Inc. ADR*	109,652	314
Isoftstone Information Technology Group Co. Ltd., Class A	10,100	74
JA Solar Technology Co. Ltd., Class A	41,916	81
JCET Group Co. Ltd., Class A	30,900	156
JCHX Mining Management Co. Ltd., Class A	11,400	82
JD Health International, Inc.*	234,800	1,024
JD Logistics, Inc.*	416,500	733
JD.com, Inc., Class A	552,966	11,062
Jiangsu Eastern Shenghong Co. Ltd., Class A	89,900	117
Jiangsu Expressway Co. Ltd., Class H	260,000	263
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	148
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	84,285	628
Jiangsu King's Luck Brewery JSC Ltd., Class A	21,600	159
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	13,100	51
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,400	59
Jiangsu Yanghe Distillery Co. Ltd., Class A	22,900	319
Jiangsu Yangnong Chemical Co. Ltd., Class A	6,110	54
See Notes to the Financial Statements.
EQUITY FUNDS 56 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
Jiangsu Yoke Technology Co. Ltd., Class A	7,700	$67
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,000	55
Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	89
Jiangxi Copper Co. Ltd., Class A	33,099	115
Jiangxi Copper Co. Ltd., Class H	240,000	490
Jinduicheng Molybdenum Co. Ltd., Class A	33,100	56
Jinko Solar Co. Ltd., Class A	139,783	174
Jointown Pharmaceutical Group Co. Ltd., Class A	62,697	51
Juneyao Airlines Co. Ltd., Class A	25,900	50
Kangmei Pharmaceutical Co. Ltd., Class A(4) *	4,952	—
Kanzhun Ltd. ADR	60,285	1,047
KE Holdings, Inc. ADR	144,133	2,870
Kingdee International Software Group Co. Ltd.*	655,000	738
Kingsoft Corp. Ltd.	213,703	814
Kuaishou Technology*	530,400	3,666
Kuang-Chi Technologies Co. Ltd., Class A*	32,000	114
Kunlun Energy Co. Ltd.	891,230	919
Kunlun Tech Co. Ltd., Class A	13,900	74
Kweichow Moutai Co. Ltd., Class A	17,095	4,177
LB Group Co. Ltd., Class A	29,400	87
Lenovo Group Ltd.	1,824,000	2,452
Lens Technology Co. Ltd., Class A	60,300	176
Lepu Medical Technology Beijing Co. Ltd., Class A	17,300	33
Li Auto, Inc., Class A*	276,430	3,602
Li Ning Co. Ltd.	538,500	1,336
Liaoning Port Co. Ltd., Class A	253,500	54
Lingyi iTech Guangdong Co., Class A	107,200	115
Livzon Pharmaceutical Group, Inc., Class A	10,600	61
Longfor Group Holdings Ltd.	445,169	848
LONGi Green Energy Technology Co. Ltd., Class A	97,669	245
Luxshare Precision Industry Co. Ltd., Class A	102,605	638
Luzhou Laojiao Co. Ltd., Class A	20,800	434
Mango Excellent Media Co. Ltd., Class A	22,070	82
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
Maxscend Microelectronics Co. Ltd., Class A	6,780	$90
Meihua Holdings Group Co. Ltd., Class A	45,200	69
Meituan, Class B*	1,117,018	23,774
Metallurgical Corp. of China Ltd., Class A	198,300	93
Midea Group Co. Ltd., Class A	45,700	489
MINISO Group Holding Ltd., Class A	82,636	376
MMG Ltd.*	936,000	329
Montage Technology Co. Ltd., Class A	13,959	133
Muyuan Foods Co. Ltd., Class A*	77,678	513
Nanjing Iron & Steel Co. Ltd., Class A	19,400	13
Nanjing Securities Co. Ltd., Class A	49,300	68
NARI Technology Co. Ltd., Class A	98,506	388
National Silicon Industry Group Co. Ltd., Class A	24,987	68
NAURA Technology Group Co. Ltd., Class A	7,500	392
NetEase, Inc.	432,775	8,089
New China Life Insurance Co. Ltd., Class A	21,300	138
New China Life Insurance Co. Ltd., Class H	193,052	603
New Hope Liuhe Co. Ltd., Class A*	63,200	94
New Oriental Education & Technology Group, Inc.	340,420	2,588
Ninestar Corp., Class A*	19,800	84
Ningbo Deye Technology Co. Ltd., Class A	5,796	84
Ningbo Joyson Electronic Corp., Class A	42,000	102
Ningbo Orient Wires & Cables Co. Ltd., Class A	16,600	131
Ningbo Sanxing Medical Electric Co. Ltd., Class A	23,000	114
Ningbo Tuopu Group Co. Ltd., Class A	32,795	216
Ningxia Baofeng Energy Group Co. Ltd., Class A	115,100	285
NIO, Inc. ADR*	307,016	2,051
Nongfu Spring Co. Ltd., Class H	456,800	1,959
Offshore Oil Engineering Co. Ltd., Class A	50,500	41
OFILM Group Co. Ltd., Class A*	34,800	49
Oppein Home Group, Inc., Class A	6,220	55
Orient Securities Co. Ltd., Class A	102,839	163
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  57 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	82,300	$35
PDD Holdings, Inc. ADR*	155,672	20,986
People's Insurance Co. Group of China (The) Ltd., Class A	152,500	160
People's Insurance Co. Group of China (The) Ltd., Class H	1,931,535	922
PetroChina Co. Ltd., Class A	303,100	390
PetroChina Co. Ltd., Class H	4,703,438	3,809
Pharmaron Beijing Co. Ltd., Class A	19,125	83
PICC Property & Casualty Co. Ltd., Class H	1,515,359	2,246
Ping An Bank Co. Ltd., Class A	252,400	433
Ping An Insurance Group Co. of China Ltd., Class A	147,335	1,179
Ping An Insurance Group Co. of China Ltd., Class H	1,497,406	9,508
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	40,000	61
Piotech, Inc., Class A	4,201	86
Poly Developments and Holdings Group Co. Ltd., Class A	158,200	249
Pop Mart International Group Ltd.	120,600	826
Postal Savings Bank of China Co. Ltd., Class A	443,200	329
Postal Savings Bank of China Co. Ltd., Class H	1,726,000	1,022
Power Construction Corp. of China Ltd., Class A	233,100	185
Qifu Technology, Inc. ADR	25,727	767
Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	185
Range Intelligent Computing Technology Group Co. Ltd., Class A	13,700	63
Rockchip Electronics Co. Ltd., Class A	5,300	49
Rongsheng Petrochemical Co. Ltd., Class A	129,100	188
SAIC Motor Corp. Ltd., Class A	97,593	201
Sailun Group Co. Ltd., Class A	48,300	110
Sanan Optoelectronics Co. Ltd., Class A	83,600	149
Sany Heavy Industry Co. Ltd., Class A	116,800	314
Satellite Chemical Co. Ltd., Class A	43,761	117
SDIC Capital Co. Ltd., Class A	18,500	21
SDIC Power Holdings Co. Ltd., Class A	107,000	259
Seres Group Co. Ltd., Class A*	20,700	267
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
SF Holding Co. Ltd., Class A	64,900	$412
SG Micro Corp., Class A	5,850	79
Shaanxi Coal Industry Co. Ltd., Class A	128,700	506
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,550	39
Shandong Gold Mining Co. Ltd., Class A	60,037	249
Shandong Gold Mining Co. Ltd., Class H	160,500	358
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	11,800	77
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	100
Shandong Linglong Tyre Co. Ltd., Class A	17,500	50
Shandong Nanshan Aluminum Co. Ltd., Class A	53,600	33
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	69
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	577,716	417
Shanghai Baosight Software Co. Ltd., Class A	24,480	115
Shanghai Baosight Software Co. Ltd., Class B	118,032	202
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	3,026	91
Shanghai Electric Group Co. Ltd., Class A*	161,200	103
Shanghai Electric Power Co. Ltd., Class A	45,700	63
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	100
Shanghai International Airport Co. Ltd., Class A	17,200	94
Shanghai International Port Group Co. Ltd., Class A	40,400	37
Shanghai Lingang Holdings Corp. Ltd., Class A	3,380	6
Shanghai M&G Stationery, Inc., Class A	10,400	53
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	37,200	111
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	135,947	222
Shanghai Pudong Development Bank Co. Ltd., Class A	418,692	596
See Notes to the Financial Statements.
EQUITY FUNDS 58 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
Shanghai Putailai New Energy Technology Co. Ltd., Class A	25,752	$55
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	106
Shanghai Rural Commercial Bank Co. Ltd., Class A	113,200	120
Shanghai United Imaging Healthcare Co. Ltd., Class A	10,770	197
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,700	57
Shanjin International Gold Co. Ltd., Class A	38,800	103
Shanxi Coal International Energy Group Co. Ltd., Class A	20,300	40
Shanxi Coking Coal Energy Group Co. Ltd., Class A	79,120	108
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	36,200	89
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	16,960	517
Shenergy Co. Ltd., Class A	41,700	51
Shengyi Technology Co. Ltd., Class A	26,300	78
Shennan Circuits Co. Ltd., Class A	7,480	119
Shenwan Hongyuan Group Co. Ltd., Class A	312,200	251
Shenzhen Capchem Technology Co. Ltd., Class A	10,260	59
Shenzhen Energy Group Co. Ltd., Class A	58,255	58
Shenzhen Goodix Technology Co. Ltd., Class A	12,100	121
Shenzhen Inovance Technology Co. Ltd., Class A	18,900	168
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,100	707
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	114
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	2,300	11
Shenzhen Transsion Holdings Co. Ltd., Class A	14,548	224
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,500	52
Shenzhou International Group Holdings Ltd.	180,500	1,601
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,940	49
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
Sichuan Chuantou Energy Co. Ltd., Class A	56,000	$150
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,200	106
Sichuan Road and Bridge Group Co. Ltd., Class A	101,600	101
Sieyuan Electric Co. Ltd., Class A	11,000	116
Silergy Corp.	74,000	1,102
Sinolink Securities Co. Ltd., Class A	95,600	134
Sinoma International Engineering Co., Class A	22,900	38
Sinopharm Group Co. Ltd., Class H	307,114	814
Sinotruk Hong Kong Ltd.	148,500	446
Smoore International Holdings Ltd.	368,000	610
SooChow Securities Co. Ltd., Class A	45,943	55
Southwest Securities Co. Ltd., Class A	103,600	72
Spring Airlines Co. Ltd., Class A	15,800	138
Sungrow Power Supply Co. Ltd., Class A	28,000	397
Sunny Optical Technology Group Co. Ltd.	163,125	1,201
Sunwoda Electronic Co. Ltd., Class A	17,800	56
SUPCON Technology Co. Ltd., Class A	8,381	60
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	25,700	87
Suzhou Maxwell Technologies Co. Ltd., Class A	3,648	55
Suzhou TFC Optical Communication Co. Ltd., Class A	6,300	91
TAL Education Group ADR*	91,847	1,087
TBEA Co. Ltd., Class A	31,990	67
TCL Technology Group Corp., Class A	266,410	174
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	52,750	78
Tencent Holdings Ltd.	1,467,989	82,197
Tencent Music Entertainment Group ADR	170,125	2,050
Tian Di Science & Technology Co. Ltd., Class A	83,700	78
Tianqi Lithium Corp., Class A	35,800	177
Tianshan Aluminum Group Co. Ltd., Class A	77,200	94
Tianshui Huatian Technology Co. Ltd., Class A	82,700	110
Tingyi Cayman Islands Holding Corp.	466,435	672
Tongcheng Travel Holdings Ltd.	284,400	713
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  59 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
TongFu Microelectronics Co. Ltd., Class A	22,400	$73
Tongkun Group Co. Ltd., Class A	24,900	47
Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	88
Tongwei Co. Ltd., Class A	62,300	203
Topsports International Holdings Ltd.	565,000	251
TravelSky Technology Ltd., Class H	251,000	371
Trina Solar Co. Ltd., Class A	28,251	90
Trip.com Group Ltd.*	123,473	7,463
Tsingtao Brewery Co. Ltd., Class A	8,300	93
Tsingtao Brewery Co. Ltd., Class H	145,767	1,140
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,479	93
Unisplendour Corp. Ltd., Class A	32,948	114
Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,900	55
Victory Giant Technology Huizhou Co. Ltd., Class A	13,100	75
Vipshop Holdings Ltd. ADR	85,689	1,348
Wanda Film Holding Co. Ltd., Class A*	31,200	56
Wanhua Chemical Group Co. Ltd., Class A	47,600	609
Want Want China Holdings Ltd.	1,087,870	741
Weichai Power Co. Ltd., Class A	93,300	209
Weichai Power Co. Ltd., Class H	402,812	734
Weihai Guangwei Composites Co. Ltd., Class A	12,640	59
Wens Foodstuff Group Co. Ltd., Class A	82,200	236
Western Mining Co. Ltd., Class A	37,500	102
Western Securities Co. Ltd., Class A	61,100	76
Western Superconducting Technologies Co. Ltd., Class A	8,653	57
Will Semiconductor Co. Ltd. Shanghai, Class A	17,635	270
Wingtech Technology Co. Ltd., Class A	14,600	68
Wintime Energy Group Co. Ltd., Class A*	307,400	59
Wuhan Guide Infrared Co. Ltd., Class A	42,825	45
Wuliangye Yibin Co. Ltd., Class A	50,100	1,136
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,180	162
WuXi AppTec Co. Ltd., Class A	33,892	253
WuXi AppTec Co. Ltd., Class H	89,111	617
Wuxi Biologics Cayman, Inc.*	785,500	1,747
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
XCMG Construction Machinery Co. Ltd., Class A	159,500	$177
Xiamen C & D, Inc., Class A	40,800	59
Xiamen Tungsten Co. Ltd., Class A	21,200	63
Xiaomi Corp., Class B*	3,442,400	9,784
Xinjiang Daqo New Energy Co. Ltd., Class A	19,509	73
Xinyi Solar Holdings Ltd.	1,112,318	596
XPeng, Inc., Class A*	282,858	1,768
Yadea Group Holdings Ltd.	264,000	470
Yankuang Energy Group Co. Ltd., Class A	72,215	172
Yankuang Energy Group Co. Ltd., Class H	726,919	1,026
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,500	73
Yealink Network Technology Corp. Ltd., Class A	18,440	111
Yifeng Pharmacy Chain Co. Ltd., Class A	36,729	134
Yihai Kerry Arawana Holdings Co. Ltd., Class A	20,200	102
Yonyou Network Technology Co. Ltd., Class A*	42,835	70
Youngor Fashion Co. Ltd., Class A	106,500	121
YTO Express Group Co. Ltd., Class A	41,800	106
Yum China Holdings, Inc.	87,114	3,922
Yunnan Aluminium Co. Ltd., Class A	72,700	154
Yunnan Baiyao Group Co. Ltd., Class A	29,200	252
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	68,200	56
Yunnan Energy New Material Co. Ltd., Class A	11,400	56
Yunnan Tin Co. Ltd., Class A	15,600	36
Yunnan Yuntianhua Co. Ltd., Class A	40,900	130
Yutong Bus Co. Ltd., Class A	48,600	181
Zangge Mining Co. Ltd., Class A	18,500	76
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,493	273
Zhaojin Mining Industry Co. Ltd., Class H	343,000	601
Zhejiang Century Huatong Group Co. Ltd., Class A*	110,860	66
Zhejiang China Commodities City Group Co. Ltd., Class A	86,100	118
See Notes to the Financial Statements.
EQUITY FUNDS 60 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
Zhejiang Chint Electrics Co. Ltd., Class A	28,994	$94
Zhejiang Dahua Technology Co. Ltd., Class A	50,900	125
Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	70
Zhejiang Expressway Co. Ltd., Class H	380,625	264
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	65
Zhejiang Huayou Cobalt Co. Ltd., Class A	40,115	167
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	79
Zhejiang Juhua Co. Ltd., Class A	32,100	102
Zhejiang Leapmotor Technology Co. Ltd.*	115,400	488
Zhejiang Longsheng Group Co. Ltd., Class A	50,300	75
Zhejiang NHU Co. Ltd., Class A	42,448	137
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	18,600	62
Zhejiang Supor Co. Ltd., Class A	4,700	39
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	31,300	67
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,250	59
Zhejiang Weixing New Building Materials Co. Ltd., Class A	22,500	47
Zhejiang Zheneng Electric Power Co. Ltd., Class A	164,900	157
Zheshang Securities Co. Ltd., Class A	41,500	85
Zhongji Innolight Co. Ltd., Class A	13,040	290
Zhongjin Gold Corp. Ltd., Class A	73,900	159
Zhongsheng Group Holdings Ltd.	181,500	336
Zhongtai Securities Co. Ltd., Class A	129,100	135
Zhuzhou CRRC Times Electric Co. Ltd., Class A	17,880	135
Zhuzhou CRRC Times Electric Co. Ltd., Class H	103,174	406
Zijin Mining Group Co. Ltd., Class A	282,200	723
Zijin Mining Group Co. Ltd., Class H	1,264,162	2,844
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	119
ZTE Corp., Class A	60,800	270
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 26.4%continued
ZTE Corp., Class H	165,317	$423
ZTO Express Cayman, Inc. ADR	93,684	2,321
		504,470
Colombia – 0.0%
Bancolombia S.A.	58,538	505
Interconexion Electrica S.A. ESP	102,011	414
		919
Czech Republic – 0.1%
CEZ A.S.	35,560	1,383
Komercni Banka A.S.	17,268	609
Moneta Money Bank A.S.	48,658	239
		2,231
Egypt – 0.1%
Commercial International Bank - Egypt (CIB)	528,860	926
Eastern Co. S.A.E.	280,302	151
Talaat Moustafa Group	159,549	210
		1,287
Greece – 0.4%
Alpha Services and Holdings S.A.	479,064	833
Eurobank Ergasias Services and Holdings S.A.	592,201	1,357
FF Group(4) *	18,664	—
Hellenic Telecommunications Organization S.A.	41,364	713
JUMBO S.A.	26,421	756
Metlen Energy & Metals S.A.	25,056	987
National Bank of Greece S.A.	179,334	1,541
OPAP S.A.	43,166	768
Piraeus Financial Holdings S.A.	229,793	978
Public Power Corp. S.A.	44,790	600
		8,533
Hong Kong – 0.1%
Orient Overseas International Ltd.	28,000	393
Sino Biopharmaceutical Ltd.	2,359,750	1,119
		1,512
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC	87,142	652
OTP Bank Nyrt.	50,749	2,654
Richter Gedeon Nyrt.	31,789	979
		4,285
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  61 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
India – 19.0%
ABB India Ltd.	11,770	$1,134
Adani Enterprises Ltd.	32,985	1,234
Adani Green Energy Ltd.*	71,598	1,625
Adani Ports & Special Economic Zone Ltd.	119,471	2,064
Adani Power Ltd.*	174,399	1,365
Ambuja Cements Ltd.	137,375	1,039
APL Apollo Tubes Ltd.	38,459	727
Apollo Hospitals Enterprise Ltd.	22,803	1,962
Ashok Leyland Ltd.	336,115	947
Asian Paints Ltd.	84,947	3,374
Astral Ltd.	30,683	729
AU Small Finance Bank Ltd.	84,300	746
Aurobindo Pharma Ltd.	57,876	1,009
Avenue Supermarts Ltd.*	36,771	2,239
Axis Bank Ltd.	511,403	7,537
Bajaj Auto Ltd.	14,873	2,195
Bajaj Finance Ltd.	62,370	5,746
Bajaj Finserv Ltd.	83,965	1,981
Bajaj Holdings & Investment Ltd.	5,477	687
Balkrishna Industries Ltd.	17,798	649
Bank of Baroda	225,154	667
Bharat Electronics Ltd.	826,346	2,823
Bharat Forge Ltd.	58,270	1,054
Bharat Heavy Electricals Ltd.	237,748	797
Bharat Petroleum Corp. Ltd.	343,230	1,519
Bharti Airtel Ltd.	573,502	11,725
Bosch Ltd.	1,711	769
Britannia Industries Ltd.	24,544	1,857
Canara Bank	419,043	559
CG Power & Industrial Solutions Ltd.	138,543	1,260
Cholamandalam Investment and Finance Co. Ltd.	95,118	1,825
Cipla Ltd.	118,704	2,343
Coal India Ltd.	413,516	2,525
Colgate-Palmolive India Ltd.	30,768	1,399
Container Corp. of India Ltd.	57,008	626
Cummins India Ltd.	31,404	1,429
Dabur India Ltd.	115,672	864
Divi's Laboratories Ltd.	27,546	1,789
Dixon Technologies India Ltd.	7,314	1,209
DLF Ltd.	169,075	1,812
Dr. Reddy's Laboratories Ltd.	26,391	2,129
Eicher Motors Ltd.	29,906	1,798
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
India – 19.0%continued
GAIL India Ltd.	510,065	$1,467
GMR Airports Infrastructure Ltd.*	515,939	582
Godrej Consumer Products Ltd.	90,292	1,504
Godrej Properties Ltd.*	28,514	1,075
Grasim Industries Ltd.	57,588	1,921
Havells India Ltd.	56,844	1,369
HCL Technologies Ltd.	212,595	4,572
HDFC Asset Management Co. Ltd.	21,867	1,124
HDFC Bank Ltd.	954,782	19,763
HDFC Life Insurance Co. Ltd.	219,106	1,881
Hero MotoCorp Ltd.	27,202	1,857
Hindalco Industries Ltd.	304,824	2,759
Hindustan Aeronautics Ltd.	45,445	2,405
Hindustan Petroleum Corp. Ltd.	213,965	1,125
Hindustan Unilever Ltd.	183,659	6,482
ICICI Bank Ltd.	1,165,741	17,743
ICICI Lombard General Insurance Co. Ltd.	52,695	1,369
ICICI Prudential Life Insurance Co. Ltd.	81,811	761
IDFC First Bank Ltd.*	787,813	700
Indian Hotels (The) Co. Ltd.	194,202	1,586
Indian Oil Corp. Ltd.	638,566	1,376
Indian Railway Catering & Tourism Corp. Ltd.	56,301	625
Indus Towers Ltd.*	267,530	1,253
IndusInd Bank Ltd.	65,766	1,138
Info Edge India Ltd.	16,229	1,568
Infosys Ltd.	744,472	16,599
InterGlobe Aviation Ltd.*	39,329	2,251
ITC Ltd.	675,652	4,187
Jindal Stainless Ltd.	76,688	723
Jindal Steel & Power Ltd.	81,352	1,009
Jio Financial Services Ltd.*	646,456	2,712
JSW Energy Ltd.	80,897	710
JSW Steel Ltd.	139,336	1,718
Jubilant Foodworks Ltd.	84,046	684
Kotak Mahindra Bank Ltd.	244,503	5,408
Larsen & Toubro Ltd.	150,418	6,595
LTIMindtree Ltd.	16,430	1,228
Lupin Ltd.	51,753	1,353
Macrotech Developers Ltd.	68,936	1,015
Mahindra & Mahindra Ltd.	208,643	7,724
Mankind Pharma Ltd.*	23,141	696
Marico Ltd.	119,253	988
See Notes to the Financial Statements.
EQUITY FUNDS 62 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
India – 19.0%continued
Maruti Suzuki India Ltd.	28,034	$4,427
Max Healthcare Institute Ltd.	175,814	2,072
Mphasis Ltd.	23,897	861
MRF Ltd.	496	820
Muthoot Finance Ltd.	26,992	655
Nestle India Ltd.	76,334	2,452
NHPC Ltd.	698,732	791
NMDC Ltd.	233,403	684
NTPC Ltd.	975,017	5,155
Oil & Natural Gas Corp. Ltd.	710,398	2,533
Oil India Ltd.	109,215	758
Oracle Financial Services Software Ltd.	4,834	661
Page Industries Ltd.	1,453	745
PB Fintech Ltd.*	67,326	1,301
Persistent Systems Ltd.	23,036	1,505
Petronet LNG Ltd.	169,720	692
Phoenix Mills (The) Ltd.	42,800	944
PI Industries Ltd.	16,489	918
Pidilite Industries Ltd.	34,684	1,390
Polycab India Ltd.	11,339	944
Power Finance Corp. Ltd.	335,583	1,962
Power Grid Corp. of India Ltd.	1,036,197	4,371
Prestige Estates Projects Ltd.	38,989	860
Punjab National Bank	499,223	638
Rail Vikas Nigam Ltd.	116,259	737
REC Ltd.	297,520	1,968
Reliance Industries Ltd.	682,490	24,090
Samvardhana Motherson International Ltd.	602,079	1,518
SBI Cards & Payment Services Ltd.	63,831	589
SBI Life Insurance Co. Ltd.	102,027	2,245
Shree Cement Ltd.	2,065	648
Shriram Finance Ltd.	62,244	2,664
Siemens Ltd.	20,188	1,751
Solar Industries India Ltd.	6,250	862
Sona Blw Precision Forgings Ltd.	92,099	818
SRF Ltd.	29,093	865
State Bank of India	398,516	3,746
Sun Pharmaceutical Industries Ltd.	213,866	4,924
Sundaram Finance Ltd.	14,258	898
Supreme Industries Ltd.	14,292	907
Suzlon Energy Ltd.*	2,112,075	2,017
Tata Communications Ltd.	25,879	659
Tata Consultancy Services Ltd.	202,681	10,343
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
India – 19.0%continued
Tata Consumer Products Ltd.	129,487	$1,851
Tata Elxsi Ltd.	7,695	711
Tata Motors Ltd.	443,441	5,156
Tata Power (The) Co. Ltd.	313,493	1,805
Tata Steel Ltd.	1,659,168	3,347
Tech Mahindra Ltd.	121,487	2,294
Thermax Ltd.	9,661	588
Titan Co. Ltd.	80,323	3,664
Torrent Pharmaceuticals Ltd.	22,020	892
Torrent Power Ltd.	38,777	869
Trent Ltd.	40,986	3,712
Tube Investments of India Ltd.	24,441	1,267
TVS Motor Co. Ltd.	54,668	1,852
UltraTech Cement Ltd.	26,142	3,687
Union Bank of India Ltd.	351,645	517
United Spirits Ltd.	64,676	1,229
UPL Ltd.	104,022	759
Varun Beverages Ltd.	257,362	1,865
Vedanta Ltd.	302,694	1,856
Vodafone Idea Ltd.*	5,292,580	657
Wipro Ltd.	295,782	1,910
Yes Bank Ltd.*	3,086,595	828
Zomato Ltd.*	1,483,217	4,847
Zydus Lifesciences Ltd.	55,848	712
		362,635
Indonesia – 1.6%
Adaro Energy Indonesia Tbk PT	3,293,020	828
Amman Mineral Internasional PT*	1,474,300	904
Astra International Tbk PT	4,454,160	1,487
Bank Central Asia Tbk PT	12,510,060	8,529
Bank Mandiri Persero Tbk PT	8,308,320	3,799
Bank Negara Indonesia Persero Tbk PT	3,308,918	1,169
Bank Rakyat Indonesia Persero Tbk PT	15,317,865	5,007
Barito Pacific Tbk PT	6,346,915	441
Chandra Asri Pacific Tbk PT	1,680,700	941
Charoen Pokphand Indonesia Tbk PT	1,651,435	513
GoTo Gojek Tokopedia Tbk PT*	207,197,600	903
Indah Kiat Pulp & Paper Tbk PT	573,000	328
Indofood CBP Sukses Makmur Tbk PT	496,300	404
Indofood Sukses Makmur Tbk PT	931,571	434
Kalbe Farma Tbk PT	4,953,980	564
Merdeka Copper Gold Tbk PT*	2,216,963	398
Sumber Alfaria Trijaya Tbk PT	4,112,300	858
Telkom Indonesia Persero Tbk PT	10,915,662	2,157
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  63 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Indonesia – 1.6%continued
Unilever Indonesia Tbk PT	1,721,740	$252
United Tractors Tbk PT	352,071	632
		30,548
Kazakhstan – 0.0%
Solidcore Resources PLC(4) *	97,434	—
Kuwait – 0.7%
Boubyan Bank K.S.C.P.	326,561	611
Gulf Bank K.S.C.P.	413,830	411
Kuwait Finance House K.S.C.P.	2,294,621	5,389
Mabanee Co. KPSC	158,641	435
Mobile Telecommunications Co. K.S.C.P.	463,759	721
National Bank of Kuwait S.A.K.P.	1,749,726	5,063
		12,630
Luxembourg – 0.0%
Reinet Investments S.C.A.	31,266	867
Malaysia – 1.5%
AMMB Holdings Bhd.	577,837	702
Axiata Group Bhd.	597,503	365
CELCOMDIGI Bhd.	761,100	687
CIMB Group Holdings Bhd.	1,553,517	3,037
Gamuda Bhd.	458,878	903
Genting Bhd.	474,000	486
Genting Malaysia Bhd.	658,700	387
Hong Leong Bank Bhd.	148,898	778
IHH Healthcare Bhd.	473,800	821
Inari Amertron Bhd.	661,800	466
IOI Corp. Bhd.	584,640	532
Kuala Lumpur Kepong Bhd.	118,412	590
Malayan Banking Bhd.	1,229,776	3,126
Malaysia Airports Holdings Bhd.	228,696	580
Maxis Bhd.	541,051	518
MISC Bhd.	310,560	588
MR DIY Group M Bhd.	781,600	403
Nestle Malaysia Bhd.	14,600	369
Petronas Chemicals Group Bhd.	647,100	886
Petronas Dagangan Bhd.	70,500	305
Petronas Gas Bhd.	164,800	719
PPB Group Bhd.	138,700	485
Press Metal Aluminium Holdings Bhd.	794,800	977
Public Bank Bhd.	3,247,405	3,594
QL Resources Bhd.	307,275	349
RHB Bank Bhd.	328,349	492
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Malaysia – 1.5%continued
SD Guthrie Bhd.	445,265	$516
Sime Darby Bhd.	635,628	380
Sunway Bhd.	461,800	471
Telekom Malaysia Bhd.	276,286	451
Tenaga Nasional Bhd.	592,350	2,076
YTL Corp. Bhd.	708,500	433
YTL Power International Bhd.	563,500	503
		27,975
Mexico – 1.9%
Alfa S.A.B. de C.V., Class A	716,437	587
America Movil S.A.B. de C.V., Class B	4,137,349	3,398
Arca Continental S.A.B. de C.V.	118,341	1,106
Banco del Bajio S.A.	180,800	423
Cemex S.A.B. de C.V., Class CPO	3,438,752	2,104
Coca-Cola Femsa S.A.B. de C.V.	112,522	994
Fibra Uno Administracion S.A. de C.V.	641,501	747
Fomento Economico Mexicano S.A.B. de C.V., Class UBD	401,343	3,957
Gruma S.A.B. de C.V., Class B	42,060	779
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	62,500	527
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	88,797	1,539
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	40,856	1,155
Grupo Bimbo S.A.B. de C.V., Class A	301,454	1,037
Grupo Carso S.A.B. de C.V., Class A1	128,506	793
Grupo Comercial Chedraui S.A. de C.V.	63,800	478
Grupo Financiero Banorte S.A.B. de C.V., Class O	579,104	4,122
Grupo Financiero Inbursa S.A.B. de C.V., Class O*	407,933	930
Grupo Mexico S.A.B. de C.V., Class B	694,539	3,880
Industrias Penoles S.A.B. de C.V.*	45,294	600
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	336,427	545
Operadora De Sites Mexicanos S.A.B. de C.V., Class A	269,300	212
Orbia Advance Corp. S.A.B. de C.V.	166,280	169
Prologis Property Mexico S.A. de C.V.	228,672	748
Promotora y Operadora de Infraestructura S.A.B. de C.V.	42,200	400
See Notes to the Financial Statements.
EQUITY FUNDS 64 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Mexico – 1.9%continued
Southern Copper Corp.	19,558	$2,262
Wal-Mart de Mexico S.A.B. de C.V.	1,188,527	3,586
		37,078
Netherlands – 0.0%
Nebius Group N.V.(4) *	83,223	—
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR	38,001	526
Credicorp Ltd.	14,960	2,707
		3,233
Philippines – 0.5%
Ayala Corp.	52,377	629
Ayala Land, Inc.	1,555,260	1,016
Bank of the Philippine Islands	415,965	1,004
BDO Unibank, Inc.	540,946	1,528
International Container Terminal Services, Inc.	226,240	1,632
JG Summit Holdings, Inc.	570,783	284
Jollibee Foods Corp.	102,693	493
Manila Electric Co.	60,360	472
Metropolitan Bank & Trust Co.	375,309	527
PLDT, Inc.	16,935	450
SM Investments Corp.	52,072	890
SM Prime Holdings, Inc.	2,209,913	1,276
Universal Robina Corp.	187,340	347
		10,548
Poland – 0.8%
Alior Bank S.A.	19,813	477
Allegro.eu S.A.*	132,218	1,195
Bank Polska Kasa Opieki S.A.	41,851	1,599
Budimex S.A.	2,929	455
CD Projekt S.A.	14,880	675
Dino Polska S.A.*	11,355	1,033
KGHM Polska Miedz S.A.	31,856	1,319
LPP S.A.	253	1,039
mBank S.A.*	3,279	528
ORLEN S.A.	128,003	1,859
PGE Polska Grupa Energetyczna S.A.*	185,380	348
Powszechna Kasa Oszczednosci Bank Polski S.A.	198,617	2,894
Powszechny Zaklad Ubezpieczen S.A.	132,272	1,447
Santander Bank Polska S.A.	7,792	921
		15,789
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Qatar – 0.8%
Barwa Real Estate Co.	506,468	$397
Commercial Bank PSQC (The)	740,191	894
Dukhan Bank	413,701	439
Industries Qatar QSC	343,398	1,230
Masraf Al Rayan QSC	1,394,853	947
Mesaieed Petrochemical Holding Co.	1,111,997	498
Ooredoo QPSC	181,848	585
Qatar Electricity & Water Co. QSC	102,123	443
Qatar Fuel QSC	131,058	549
Qatar Gas Transport Co. Ltd.	638,867	763
Qatar International Islamic Bank QSC	227,399	686
Qatar Islamic Bank QPSC	401,719	2,356
Qatar National Bank QPSC	1,019,621	4,749
		14,536
Romania – 0.1%
NEPI Rockcastle N.V.*	130,632	1,103
Russia – 0.0%
Alrosa PJSC(4) (5)	695,290	—
Gazprom PJSC(4) *	3,218,050	—
Gazprom PJSC ADR(4) *	134	—
GMK Norilskiy Nickel PAO(4) (5)	1,710,600	—
Inter RAO UES PJSC(4)	10,354,623	—
LUKOIL PJSC(4)	112,883	—
Magnit PJSC(4)	2,287	—
Mobile TeleSystems PJSC ADR(4) *	121,420	—
Moscow Exchange MICEX-RTS PJSC(4) (5)	419,576	—
Novatek PJSC GDR (Registered)(4) *	24,702	—
Novolipetsk Steel PJSC(4)	408,255	—
PhosAgro PJSC(4) (5) *	224	—
Polyus PJSC(4) (5) *	9,359	—
Rosneft Oil Co. PJSC(4)	318,005	—
Sberbank of Russia PJSC (Moscow Exchange)(4) (5)	2,882,082	—
Sberbank of Russia PJSC (Moscow Exchange)(4)	56,000	—
Severstal PAO(4) (5)	55,330	—
Severstal PAO GDR (Registered)(4) (5) *	1,839	—
Surgutneftegas PJSC(4)	1,902,467	—
Surgutneftegas PJSC ADR(4) *	4,629	—
Tatneft PJSC(4)	386,254	—
United Co. RUSAL International PJSC(4) *	832,063	—
VK CO Ltd. GDR(4) (5) *	30,900	—
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  65 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Russia – 0.0%continued
VTB Bank PJSC(4) (5) *	160,113	$—
VTB Bank PJSC GDR(2) (4) (5) *	11,036	—
VTB Bank PJSC GDR (Registered)(4) (5) *	43,343	—
X5 Retail Group N.V. GDR (Registered)(4) (5) *	32,705	—
		—
Saudi Arabia – 3.7%
ACWA Power Co.	32,848	4,331
Ades Holding Co.	73,467	395
Advanced Petrochemical Co.*	28,529	295
Al Rajhi Bank	439,431	10,223
Al Rajhi Co. for Co-operative Insurance*	8,952	459
Alinma Bank	277,391	2,109
Almarai Co. JSC	56,787	836
Arab National Bank	204,206	1,040
Arabian Internet & Communications Services Co.	5,525	415
Bank AlBilad	139,299	1,464
Bank Al-Jazira*	114,628	525
Banque Saudi Fransi	134,238	1,156
Bupa Arabia for Cooperative Insurance Co.	18,681	1,034
Co for Cooperative Insurance (The)	16,155	637
Dallah Healthcare Co.	7,196	309
Dar Al Arkan Real Estate Development Co.*	115,654	481
Dr. Sulaiman Al Habib Medical Services Group Co.	19,800	1,565
Elm Co.	5,439	1,687
Etihad Etisalat Co.	83,397	1,141
Jarir Marketing Co.	129,200	452
Mobile Telecommunications Co. Saudi Arabia	92,294	270
Mouwasat Medical Services Co.	22,718	606
Nahdi Medical Co.	8,295	291
Power & Water Utility Co. for Jubail & Yanbu	17,721	284
Riyad Bank	333,082	2,216
SABIC Agri-Nutrients Co.	53,056	1,679
Sahara International Petrochemical Co.	79,921	626
SAL Saudi Logistics Services	5,595	437
Saudi Arabian Mining Co.*	287,964	3,754
Saudi Arabian Oil Co.	975,687	7,041
Saudi Aramco Base Oil Co.	11,293	399
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Saudi Arabia – 3.7%continued
Saudi Awwal Bank	228,226	$2,110
Saudi Basic Industries Corp.	200,392	4,007
Saudi Electricity Co.	191,949	853
Saudi Industrial Investment Group	85,649	448
Saudi Investment Bank (The)	122,881	427
Saudi Kayan Petrochemical Co.*	154,954	347
Saudi National Bank (The)	658,532	6,030
Saudi Research & Media Group*	7,616	584
Saudi Tadawul Group Holding Co.	10,919	661
Saudi Telecom Co.	447,006	5,210
Savola Group (The)*	126,345	910
Yanbu National Petrochemical Co.	56,418	642
		70,386
South Africa – 2.8%
Absa Group Ltd.	193,074	1,964
Anglo American Platinum Ltd.	14,335	515
Aspen Pharmacare Holdings Ltd.	82,801	935
Bid Corp. Ltd.	76,369	1,960
Bidvest Group (The) Ltd.	75,305	1,278
Capitec Bank Holdings Ltd.	19,344	3,413
Clicks Group Ltd.	54,646	1,255
Discovery Ltd.	124,365	1,238
Exxaro Resources Ltd.	54,905	547
FirstRand Ltd.	1,132,227	5,457
Gold Fields Ltd.	197,498	3,050
Harmony Gold Mining Co. Ltd.	128,494	1,317
Impala Platinum Holdings Ltd.*	205,268	1,151
Kumba Iron Ore Ltd.	15,092	351
MTN Group Ltd.	384,252	2,042
Naspers Ltd., Class N	39,981	9,710
Nedbank Group Ltd.	104,576	1,811
Northam Platinum Holdings Ltd.	79,157	500
Old Mutual Ltd.	1,109,559	880
OUTsurance Group Ltd.	181,106	609
Pepkor Holdings Ltd.	529,232	739
Remgro Ltd.	114,841	1,046
Sanlam Ltd.	402,609	2,052
Sasol Ltd.	133,061	895
Shoprite Holdings Ltd.	112,174	1,921
Sibanye Stillwater Ltd.*	623,466	640
Standard Bank Group Ltd.	299,301	4,201
Vodacom Group Ltd.	143,260	908
Woolworths Holdings Ltd.	206,381	814
		53,199
See Notes to the Financial Statements.
EQUITY FUNDS 66 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
South Korea – 9.7%
Alteogen, Inc.*	8,847	$2,221
Amorepacific Corp.	6,722	761
Celltrion Pharm, Inc.*	3,789	200
Celltrion, Inc.	34,018	5,096
CJ CheilJedang Corp.	1,760	410
CosmoAM&T Co. Ltd.*	5,382	511
Coway Co. Ltd.	12,355	632
DB Insurance Co. Ltd.	10,259	883
Doosan Bobcat, Inc.	12,912	403
Doosan Enerbility Co. Ltd.*	99,627	1,353
Ecopro B.M. Co. Ltd.*	11,061	1,569
Ecopro Co. Ltd.*	22,586	1,540
Ecopro Materials Co. Ltd.*	3,967	413
Enchem Co. Ltd.*	3,001	420
GS Holdings Corp.	10,662	348
Hana Financial Group, Inc.	64,902	2,927
Hanjin Kal Corp.	5,741	364
Hankook Tire & Technology Co. Ltd.	17,155	541
Hanmi Pharm Co. Ltd.	1,419	350
Hanmi Semiconductor Co. Ltd.	9,653	807
Hanwha Aerospace Co. Ltd.	7,222	1,647
Hanwha Industrial Solutions Co. Ltd.*	8,000	204
Hanwha Ocean Co. Ltd.*	21,332	503
Hanwha Solutions Corp.	25,692	506
HD Hyundai Co. Ltd.	9,577	561
HD Hyundai Electric Co. Ltd.	5,245	1,337
HD Hyundai Heavy Industries Co. Ltd.*	4,987	707
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	9,667	1,394
HLB, Inc.*	26,508	1,743
HMM Co. Ltd.	54,970	782
HYBE Co. Ltd.	5,196	672
Hyundai Engineering & Construction Co. Ltd.	17,925	419
Hyundai Glovis Co. Ltd.	7,749	728
Hyundai Mobis Co. Ltd.	13,466	2,245
Hyundai Motor Co.	30,566	5,661
Hyundai Steel Co.	19,435	416
Industrial Bank of Korea	61,725	662
Kakao Corp.	70,581	1,942
KakaoBank Corp.	36,797	591
KB Financial Group, Inc.	85,918	5,336
Kia Corp.	53,702	4,117
Korea Aerospace Industries Ltd.	16,214	650
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
South Korea – 9.7%continued
Korea Electric Power Corp.*	58,294	$912
Korea Investment Holdings Co. Ltd.	9,317	524
Korea Zinc Co. Ltd.	1,861	982
Korean Air Lines Co. Ltd.	42,998	744
Krafton, Inc.*	6,355	1,668
KT Corp.	7,692	237
KT&G Corp.	23,344	1,948
Kum Yang Co. Ltd.*	8,704	350
Kumho Petrochemical Co. Ltd.	3,617	434
L&F Co. Ltd.*	5,784	505
LG Chem Ltd.	11,292	3,096
LG Corp.	21,452	1,290
LG Display Co. Ltd.*	65,190	548
LG Electronics, Inc.	24,190	1,938
LG Energy Solution Ltd.*	10,438	3,323
LG H&H Co. Ltd.	2,140	618
LG Innotek Co. Ltd.	2,923	491
LG Uplus Corp.	47,600	357
Lotte Chemical Corp.	4,514	350
LS Electric Co. Ltd.	3,345	422
Meritz Financial Group, Inc.	21,326	1,588
Mirae Asset Securities Co. Ltd.	55,751	362
NAVER Corp.	29,100	3,789
NCSoft Corp.	3,324	487
Netmarble Corp.*	6,692	305
NH Investment & Securities Co. Ltd.	31,852	328
Orion Corp.	5,064	379
POSCO Chemical Co. Ltd.	7,017	1,350
Posco DX Co. Ltd.	12,138	285
POSCO Holdings, Inc.	16,086	4,757
Posco International Corp.	11,613	510
Samsung Biologics Co. Ltd.*	3,948	2,956
Samsung C&T Corp.	19,860	2,099
Samsung E&A Co. Ltd.*	34,820	588
Samsung Electro-Mechanics Co. Ltd.	12,187	1,242
Samsung Electronics Co. Ltd.	1,070,899	50,756
Samsung Fire & Marine Insurance Co. Ltd.	6,966	1,841
Samsung Heavy Industries Co. Ltd.*	150,073	1,155
Samsung Life Insurance Co. Ltd.	18,106	1,295
Samsung SDI Co. Ltd.	12,446	3,613
Samsung SDS Co. Ltd.	9,371	1,112
Shinhan Financial Group Co. Ltd.	97,097	4,135
SK Biopharmaceuticals Co. Ltd.*	7,224	570
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  67 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
South Korea – 9.7%continued
SK Bioscience Co. Ltd.*	6,535	$278
SK Hynix, Inc.	122,323	16,478
SK Innovation Co. Ltd.*	13,735	1,235
SK Square Co. Ltd.*	21,064	1,311
SK Telecom Co. Ltd.	12,357	529
SK, Inc.	8,355	981
SKC Co. Ltd.*	4,204	465
S-Oil Corp.	10,710	503
Woori Financial Group, Inc.	141,688	1,674
Yuhan Corp.	12,412	1,344
		185,609
Taiwan – 17.1%
Accton Technology Corp.	114,000	1,923
Acer, Inc.	664,800	861
Advantech Co. Ltd.	109,661	1,119
Alchip Technologies Ltd.	17,873	1,124
ASE Technology Holding Co. Ltd.	736,928	3,550
Asia Cement Corp.	517,567	780
Asia Vital Components Co. Ltd.	71,000	1,339
Asustek Computer, Inc.	155,546	2,723
AUO Corp.*	1,496,172	808
Catcher Technology Co. Ltd.	137,111	1,028
Cathay Financial Holding Co. Ltd.	2,155,002	4,540
Chailease Holding Co. Ltd.	330,704	1,712
Chang Hwa Commercial Bank Ltd.	1,427,052	809
Cheng Shin Rubber Industry Co. Ltd.	374,184	614
China Airlines Ltd.	594,000	404
China Steel Corp.	2,692,156	1,972
Chunghwa Telecom Co. Ltd.	857,493	3,398
Compal Electronics, Inc.	905,759	957
CTBC Financial Holding Co. Ltd.	3,525,878	3,840
Delta Electronics, Inc.	436,343	5,270
E Ink Holdings, Inc.	195,000	1,816
E.Sun Financial Holding Co. Ltd.	3,255,185	2,882
Eclat Textile Co. Ltd.	41,182	712
eMemory Technology, Inc.	14,000	1,173
Eva Airways Corp.	656,000	779
Evergreen Marine Corp. Taiwan Ltd.	234,556	1,493
Far Eastern New Century Corp.	650,789	789
Far EasTone Telecommunications Co. Ltd.	403,345	1,158
Feng TAY Enterprise Co. Ltd.	105,199	520
First Financial Holding Co. Ltd.	2,469,015	2,142
Formosa Chemicals & Fibre Corp.	809,499	1,111
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Taiwan – 17.1%continued
Formosa Plastics Corp.	824,682	$1,397
Fortune Electric Co. Ltd.	29,700	594
Fubon Financial Holding Co. Ltd.	1,856,489	5,316
Gigabyte Technology Co. Ltd.	115,000	946
Global Unichip Corp.	20,000	701
Globalwafers Co. Ltd.	56,709	819
Hon Hai Precision Industry Co. Ltd.	2,797,942	16,723
Hotai Motor Co. Ltd.	67,118	1,506
Hua Nan Financial Holdings Co. Ltd.	1,958,352	1,594
Innolux Corp.*	1,727,283	883
Inventec Corp.	617,314	843
KGI Financial Holding Co. Ltd.	3,506,143	1,832
Largan Precision Co. Ltd.	21,835	1,764
Lite-On Technology Corp.	475,964	1,501
MediaTek, Inc.	340,334	12,709
Mega Financial Holding Co. Ltd.	2,687,100	3,346
Micro-Star International Co. Ltd.	164,000	906
Nan Ya Plastics Corp.	1,161,951	1,691
Nanya Technology Corp.*	277,071	416
Nien Made Enterprise Co. Ltd.	40,000	643
Novatek Microelectronics Corp.	130,850	2,147
Pegatron Corp.	454,594	1,487
PharmaEssentia Corp.*	52,000	1,043
Pou Chen Corp.	477,093	544
President Chain Store Corp.	128,220	1,197
Quanta Computer, Inc.	606,576	5,112
Realtek Semiconductor Corp.	110,457	1,648
Ruentex Development Co. Ltd.	332,784	516
Shanghai Commercial & Savings Bank (The) Ltd.	830,904	1,016
Shin Kong Financial Holding Co. Ltd.*	3,242,265	1,233
SinoPac Financial Holdings Co. Ltd.	2,442,872	1,878
Synnex Technology International Corp.	273,940	627
Taishin Financial Holding Co. Ltd.	2,639,954	1,537
Taiwan Business Bank	1,550,296	780
Taiwan Cooperative Financial Holding Co. Ltd.	2,409,144	1,976
Taiwan High Speed Rail Corp.	459,000	429
Taiwan Mobile Co. Ltd.	412,076	1,498
Taiwan Semiconductor Manufacturing Co. Ltd.	5,524,749	168,669
TCC Group Holdings Co. Ltd.	1,530,310	1,636
Unimicron Technology Corp.	299,000	1,371
Uni-President Enterprises Corp.	1,093,150	3,010
See Notes to the Financial Statements.
EQUITY FUNDS 68 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Taiwan – 17.1%continued
United Microelectronics Corp.	2,523,043	$4,251
Vanguard International Semiconductor Corp.	210,000	690
Voltronic Power Technology Corp.	15,000	957
Walsin Lihwa Corp.	622,986	691
Wan Hai Lines Ltd.	148,005	459
Winbond Electronics Corp.*	813,957	550
Wistron Corp.	619,000	1,987
Wiwynn Corp.	25,000	1,368
WPG Holdings Ltd.	352,290	838
Ya Hsin Industrial Co. Ltd.(4) *	121,548	—
Yageo Corp.	89,629	1,775
Yang Ming Marine Transport Corp.	397,000	867
Yuanta Financial Holding Co. Ltd.	2,351,210	2,363
Zhen Ding Technology Holding Ltd.	141,850	510
		326,136
Thailand – 1.5%
Advanced Info Service PCL (Registered)	194,000	1,568
Advanced Info Service PCL NVDR	73,099	591
Airports of Thailand PCL NVDR	935,700	1,861
Bangkok Dusit Medical Services PCL NVDR	2,521,300	2,351
Bangkok Expressway & Metro PCL NVDR (Registered)	1,880,798	476
Bumrungrad Hospital PCL NVDR	122,687	1,025
Central Pattana PCL NVDR	423,800	882
Central Retail Corp. PCL NVDR (Registered)	424,458	409
Charoen Pokphand Foods PCL NVDR	869,257	648
CP ALL PCL (Registered)	905,200	1,843
CP ALL PCL NVDR	422,036	859
CP Axtra PCL NVDR	481,700	486
Delta Electronics Thailand PCL NVDR	707,500	2,351
Gulf Energy Development PCL NVDR (Registered)	640,450	1,134
Home Product Center PCL NVDR	1,117,104	361
Intouch Holdings PCL NVDR	227,000	652
Kasikornbank PCL NVDR	123,700	577
Krung Thai Bank PCL (Registered)	563,250	361
Krung Thai Bank PCL NVDR	296,493	190
Krungthai Card PCL NVDR	223,900	339
Minor International PCL NVDR	722,630	634
PTT Exploration & Production PCL (Registered)	242,500	987
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Thailand – 1.5%continued
PTT Exploration & Production PCL NVDR	67,143	$274
PTT Global Chemical PCL (Registered)	189,814	177
PTT Global Chemical PCL NVDR	322,576	301
PTT Oil & Retail Business PCL NVDR (Registered)	637,600	349
PTT PCL (Registered)	1,835,000	1,939
PTT PCL NVDR	427,700	452
SCB X PCL (Registered)	145,800	494
SCB X PCL NVDR	42,376	144
SCG Packaging PCL NVDR	276,000	249
Siam Cement (The) PCL (Registered)	51,000	382
Siam Cement (The) PCL NVDR	128,998	966
Thai Oil PCL (Registered)	106,110	169
Thai Oil PCL NVDR	195,408	312
TMBThanachart Bank PCL NVDR	4,932,700	302
True Corp. PCL NVDR (Registered)*	2,283,123	795
		27,890
Turkey – 0.6%
Akbank T.A.S.	705,188	1,272
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	45,397	261
Aselsan Elektronik Sanayi Ve Ticaret A.S.	312,703	542
BIM Birlesik Magazalar A.S.	103,216	1,499
Coca-Cola Icecek A.S.	183,854	306
Eregli Demir ve Celik Fabrikalari T.A.S.	308,252	482
Ford Otomotiv Sanayi A.S.	16,080	432
Haci Omer Sabanci Holding A.S.	242,992	693
Is Gayrimenkul Yatirim Ortakligi A.S.*	1	—
KOC Holding A.S.	172,570	951
Pegasus Hava Tasimaciligi A.S.*	42,581	298
Sasa Polyester Sanayi A.S.*	2,336,384	294
Tofas Turk Otomobil Fabrikasi A.S.	30,420	193
Turk Hava Yollari A.O.*	126,828	1,058
Turkcell Iletisim Hizmetleri A.S.	251,722	702
Turkiye Is Bankasi A.S., Class C	1,979,817	815
Turkiye Petrol Rafinerileri A.S.	218,416	992
Turkiye Sise ve Cam Fabrikalari A.S.	324,917	411
Yapi ve Kredi Bankasi A.S.	741,010	671
		11,872
United Arab Emirates – 1.1%
Abu Dhabi Commercial Bank PJSC	663,901	1,524
Abu Dhabi Islamic Bank PJSC	335,094	1,162
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  69 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
United Arab Emirates – 1.1%continued
Abu Dhabi National Oil Co. for Distribution PJSC	710,300	$699
ADNOC Drilling Co. PJSC	694,382	894
Aldar Properties PJSC	845,680	1,731
Americana Restaurants International PLC - Foreign Co.	680,097	491
Dubai Islamic Bank PJSC	667,903	1,147
Emaar Properties PJSC	1,499,972	3,560
Emirates NBD Bank PJSC	428,300	2,367
Emirates Telecommunications Group Co. PJSC	787,755	3,967
First Abu Dhabi Bank PJSC	998,673	3,740
Multiply Group PJSC*	729,128	469
		21,751
United Kingdom – 0.1%
Anglogold Ashanti PLC	92,938	2,464
United States – 0.1%
JBS S/A	175,736	1,019
Legend Biotech Corp. ADR*	16,556	807
		1,826
Total Common Stocks
(Cost $1,166,301)		1,814,095

PREFERRED STOCKS – 1.8% (1)
Brazil – 1.2%
Banco Bradesco S.A.*	1,184,094	3,208
Centrais Eletricas Brasileiras S.A., Class B, 4.17%(6)	57,341	460
Cia Energetica de Minas Gerais, 4.35%(6)	411,221	864
Cia Paranaense de Energia - Copel, Class B, 0.69%(6)	239,800	451
Gerdau S.A., 2.51%(6)	304,947	1,071
Itau Unibanco Holding S.A., 3.12%(6)	1,082,698	7,213
Itausa S.A., 2.71%(6)	1,232,653	2,514
Petroleo Brasileiro S.A., 5.85%(6)	1,001,861	6,635
		22,416
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B, 2.11%(6)	32,526	1,349
Colombia – 0.0%
Bancolombia S.A., 10.66%(6)	102,606	809
Russia – 0.0%
Surgutneftegas PJSC, 18.99%(4) (6)	1,903,637	—
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 1.8% (1)continued
South Korea – 0.5%
Hyundai Motor Co., 9.77%(6)	5,132	$670
Hyundai Motor Co. (2nd Preferred), 9.50%(6)	7,847	1,057
LG Chem Ltd., 1.46%(6)	1,600	298
Samsung Electronics Co. Ltd., 2.84%(6)	184,484	7,210
		9,235
Total Preferred Stocks
(Cost $27,075)		33,809

INVESTMENT COMPANIES – 4.0%
iShares Core MSCI Emerging Markets ETF	250,000	14,353
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(7) (8)	63,179,394	63,179
Total Investment Companies
(Cost $76,582)		77,532

Total Investments – 100.7%
(Cost $1,269,958)		1,925,436
Liabilities less Other Assets – (0.7%)		(14,067)
Net Assets – 100.0%		$1,911,369

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2024, the value of these securities amounted to approximately $820,000 or
0.0% of net assets.

(3)	Restricted security.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)
Restricted security that has been deemed illiquid. At September 30, 2024, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Alrosa PJSC	5/30/14 - 8/20/20	$775
GMK Norilskiy Nickel PAO	2/26/10 - 6/17/21	3,018
Moscow Exchange MICEX-RTS PJSC	4/21/16 - 5/27/21	723
PhosAgro PJSC	7/12/16 - 1/17/19	3
Polyus PJSC	11/30/17 - 3/25/21	1,046
Sberbank of Russia PJSC (Moscow Exchange)	5/7/09 - 6/17/21	5,525
See Notes to the Financial Statements.
EQUITY FUNDS 70 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Severstal PAO	2/26/10 - 3/25/21	$815
Severstal PAO GDR (Registered)	7/30/09	12
VK CO Ltd. GDR	11/30/20 - 3/5/21	879
VTB Bank PJSC	4/21/16 - 8/20/20	818
VTB Bank PJSC GDR	5/11/07 - 10/28/09	80
VTB Bank PJSC GDR (Registered)	4/2/09 - 7/30/09	91
X5 Retail Group N.V. GDR (Registered)	5/31/18 - 2/18/21	953

(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	United States Dollar	373	Taiwan Dollar	11,730	12/18/24	$2
Subtotal Appreciation						2
BNP	Hong Kong Dollar	12,432	United States Dollar	1,600	12/18/24	(1)
Citibank	Indian Rupee	23,033	United States Dollar	273	12/18/24	(1)
Citibank	Korean Won	625,600	United States Dollar	469	12/18/24	(7)
Citibank	Taiwan Dollar	52,049	United States Dollar	1,638	12/18/24	(22)
Toronto-Dominion Bank	Brazilian Real	6,964	United States Dollar	1,222	12/18/24	(45)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
UBS	South African Rand	5,800	United States Dollar	321	12/18/24	$(12)
Subtotal Depreciation						(88)
Total						$(86)
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
MSCI Emerging Markets Index (United States Dollar)	1,227	$71,945	Long	12/24	$4,159

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$66,450	$—	$—	$66,450
Chile	6,333	—	—	6,333
China	40,932	463,136	402	504,470
Colombia	919	—	—	919
Egypt	361	926	—	1,287
Mexico	37,078	—	—	37,078
Peru	3,233	—	—	3,233
South Korea	204	185,405	—	185,609
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  71 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued	September 30, 2024 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
United States	$1,826	$—	$—	$1,826
All Other Countries(1)	—	1,006,890	—	1,006,890
Total Common Stocks	157,336	1,656,357	402	1,814,095
Preferred Stocks:
South Korea	—	9,235	—	9,235
All Other Countries(1)	24,574	—	—	24,574
Total Preferred Stocks	24,574	9,235	—	33,809
Investment Companies	77,532	—	—	77,532
Total Investments	$259,442	$1,665,592	$402	$1,925,436
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$2	$—	$2
Futures Contracts	4,159	—	—	4,159
Liabilities
Forward Foreign Currency Exchange Contracts	—	(88)	—	(88)
Total Other Financial Instruments	$4,159	$(86)	$—	$4,073

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 72 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND	September 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)
Australia – 5.2%
Abacus Group	244,463	$209
Abacus Storage King	340,979	313
Arena REIT	200,074	575
BWP Trust	322,985	839
Centuria Industrial REIT	295,770	654
Centuria Office REIT	229,252	201
Charter Hall Long Wale REIT	365,346	1,013
Charter Hall Retail REIT	299,181	749
Charter Hall Social Infrastructure REIT	188,907	372
Dexus	623,596	3,265
Dexus Industria REIT	128,794	259
Goodman Group	979,394	25,148
GPT Group (The)	1,107,064	3,807
Growthpoint Properties Australia Ltd.	152,965	283
HealthCo REIT	239,465	193
HomeCo Daily Needs REIT	933,759	806
Ingenia Communities Group	217,640	759
Lifestyle Communities Ltd.	62,373	365
Mirvac Group	2,267,468	3,366
National Storage REIT	731,174	1,288
Region RE Ltd.	652,899	1,033
Scentre Group	2,988,901	7,567
Stockland	1,372,128	4,986
Vicinity Ltd.	2,238,596	3,431
Waypoint REIT Ltd.	378,176	690
		62,171
Austria – 0.1%
CA Immobilien Anlagen A.G.	21,154	634
IMMOFINANZ A.G.*	18,881	378
		1,012
Belgium – 0.8%
Aedifica S.A.	26,832	1,879
Cofinimmo S.A.	22,185	1,632
Montea N.V.	9,413	783
Retail Estates N.V.	6,793	496
Shurgard Self Storage Ltd.	19,179	899
Warehouses De Pauw - C.V.A.	103,232	2,752
Xior Student Housing N.V.	19,127	721
		9,162
Brazil – 0.2%
Allos S.A.	213,559	854
Iguatemi S.A.	127,400	493
JHSF Participacoes S.A.	189,463	144
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Brazil – 0.2%continued
LOG Commercial Properties e Participacoes S.A.	20,500	$85
Multiplan Empreendimentos Imobiliarios S.A.*	151,772	715
		2,291
Canada – 1.1%
Allied Properties Real Estate Investment Trust	35,560	532
Artis Real Estate Investment Trust	32,027	190
Boardwalk Real Estate Investment Trust	13,644	864
BSR Real Estate Investment Trust	17,149	243
Canadian Apartment Properties REIT	47,300	1,923
Choice Properties Real Estate Investment Trust	91,382	1,022
Crombie Real Estate Investment Trust	33,734	395
CT Real Estate Investment Trust	34,211	402
Dream Industrial Real Estate Investment Trust	75,931	811
First Capital Real Estate Investment Trust	58,742	814
Granite Real Estate Investment Trust	17,396	1,050
H&R Real Estate Investment Trust	71,982	609
InterRent Real Estate Investment Trust	37,739	354
Killam Apartment Real Estate Investment Trust	33,041	513
Minto Apartment Real Estate Investment Trust	10,902	136
Morguard North American Residential Real Estate Investment Trust	9,382	134
NorthWest Healthcare Properties Real Estate Investment Trust	65,543	275
Primaris Real Estate Investment Trust	27,206	329
RioCan Real Estate Investment Trust	86,544	1,304
Slate Grocery REIT, Class U	17,305	180
SmartCentres Real Estate Investment Trust	41,236	811
StorageVault Canada, Inc.	135,202	517
		13,408
Chile – 0.1%
Parque Arauco S.A.	376,698	663
Plaza S.A.	271,015	465
		1,128
China – 2.0%
C&D International Investment Group Ltd.	405,134	877
China Jinmao Holdings Group Ltd.	3,360,042	507
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  73 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
China – 2.0%continued
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	300,500	$525
China Overseas Grand Oceans Group Ltd.	1,024,500	278
China Overseas Land & Investment Ltd.	2,193,042	4,374
China Resources Land Ltd.	1,838,898	6,629
China Vanke Co. Ltd., Class A*	330,240	458
China Vanke Co. Ltd., Class H*	1,226,641	1,175
Country Garden Holdings Co. Ltd.(2) *	6,916,672	222
Gemdale Properties & Investment Corp. Ltd.	3,134,000	132
Greentown China Holdings Ltd.	559,000	658
Hopson Development Holdings Ltd.*	651,473	404
Longfor Group Holdings Ltd.	1,134,071	2,160
Poly Developments and Holdings Group Co. Ltd., Class A	397,900	626
Poly Property Group Co. Ltd.	1,154,000	264
Radiance Holdings Group Co. Ltd.*	518,000	254
Redco Properties Group Ltd.(2) *	468,000	7
Sasseur Real Estate Investment Trust	399,500	224
Seazen Group Ltd.*	1,365,904	447
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	142,216	127
Shanghai Lingang Holdings Corp. Ltd., Class A	76,200	124
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	58,300	198
Shenzhen Investment Ltd.	1,597,191	208
Shui On Land Ltd.	2,073,777	218
SOHO China Ltd.*	1,142,256	118
Sunac China Holdings Ltd.*	3,358,000	1,095
Yanlord Land Group Ltd.*	316,100	147
Yuexiu Property Co. Ltd.	894,674	732
		23,188
Egypt – 0.1%
Talaat Moustafa Group	457,413	604
Finland – 0.1%
Citycon OYJ*	60,615	281
Kojamo OYJ*	76,256	874
		1,155
France – 1.5%
Altarea S.C.A.	3,105	372
Carmila S.A.	32,520	647
Covivio S.A./France	32,325	1,964
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
France – 1.5%continued
Gecina S.A.	26,508	$3,054
ICADE	19,347	572
Klepierre S.A.	123,682	4,055
Mercialys S.A.	55,287	746
Nexity S.A.*	20,449	269
Unibail-Rodamco-Westfield*	68,011	5,955
		17,634
Germany – 2.1%
Aroundtown S.A.*	432,293	1,360
Grand City Properties S.A.*	39,636	558
Hamborner REIT A.G.	46,044	340
LEG Immobilien S.E.	42,726	4,456
Sirius Real Estate Ltd.	847,669	1,107
TAG Immobilien A.G.*	98,714	1,826
Vonovia S.E.	424,344	15,465
		25,112
Greece – 0.0%
LAMDA Development S.A.*	34,430	288
Guernsey – 0.0%
Balanced Commercial Property Trust Ltd.	394,695	502
Hong Kong – 2.9%
CK Asset Holdings Ltd.	1,105,000	4,802
Fortune Real Estate Investment Trust	830,000	472
Hang Lung Properties Ltd.	1,043,976	1,019
Henderson Land Development Co. Ltd.	833,555	2,617
Hongkong Land Holdings Ltd.	633,318	2,324
Hysan Development Co. Ltd.	339,045	587
Kerry Properties Ltd.	317,099	675
Link REIT	1,463,626	7,316
Sino Land Co. Ltd.	2,237,959	2,455
Sun Hung Kai Properties Ltd.	829,925	9,013
Wharf Real Estate Investment Co. Ltd.	958,317	3,391
Yuexiu Real Estate Investment Trust	1,285,477	195
		34,866
India – 1.7%
Anant Raj Ltd.	67,579	570
Brigade Enterprises Ltd.	65,076	1,100
Brookfield India Real Estate Trust	124,213	423
DLF Ltd.	426,778	4,575
Embassy Office Parks REIT	481,426	2,242
Godrej Properties Ltd.*	72,055	2,717
Keystone Realtors Ltd.*	17,792	154
See Notes to the Financial Statements.
EQUITY FUNDS 74 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
India – 1.7%continued
Macrotech Developers Ltd.	171,448	$2,525
Mahindra Lifespace Developers Ltd.	47,268	303
Mindspace Business Parks REIT	115,484	490
NESCO Ltd.	12,182	136
Phoenix Mills (The) Ltd.	113,132	2,496
Prestige Estates Projects Ltd.	99,042	2,185
Puravankara Ltd.	30,247	144
Sunteck Realty Ltd.	30,214	210
TARC Ltd.*	47,673	143
		20,413
Indonesia – 0.1%
Ciputra Development Tbk PT	5,245,036	461
Pakuwon Jati Tbk PT	9,378,140	320
Rimo International Lestari Tbk PT(2) *	42,545,100	—
Summarecon Agung Tbk PT	5,975,796	274
		1,055
Ireland – 0.0%
Irish Residential Properties REIT PLC	302,464	303
Israel – 0.7%
Africa Israel Residences Ltd.	3,583	233
Amot Investments Ltd.	135,468	586
Aura Investments Ltd.	87,913	411
Azrieli Group Ltd.	24,635	1,718
Blue Square Real Estate Ltd.	3,169	248
Electra Real Estate Ltd.	18,058	208
Israel Canada T.R Ltd.	86,852	321
Isras Holdings Ltd.*	2,291	210
Isras Investment Co. Ltd.	759	150
Mega Or Holdings Ltd.	14,305	366
Melisron Ltd.	14,895	1,130
Mivne Real Estate KD Ltd.	341,629	877
Prashkovsky Investments and Construction Ltd.	3,627	88
REIT 1 Ltd.	117,081	476
Sella Capital Real Estate Ltd.	108,662	213
Summit Real Estate Holdings Ltd.	22,951	344
YH Dimri Construction & Development Ltd.	4,414	394
		7,973
Italy – 0.0%
Cromwell European Real Estate Investment Trust	177,871	318
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Japan – 8.6%
Activia Properties, Inc.	364	$829
Advance Logistics Investment Corp.	343	289
Advance Residence Investment Corp.	766	1,794
Aeon Mall Co. Ltd.	51,066	743
AEON REIT Investment Corp.	901	824
Comforia Residential REIT, Inc.	384	867
CRE Logistics REIT, Inc.	322	334
Daiwa House Industry Co. Ltd.	321,300	10,100
Daiwa House REIT Investment Corp.	1,307	2,143
Daiwa Office Investment Corp.	324	682
Daiwa Securities Living Investments Corp.	1,086	734
Frontier Real Estate Investment Corp.	310	918
Fukuoka REIT Corp.	386	394
Global One Real Estate Investment Corp.	583	403
GLP J-REIT	2,692	2,487
Goldcrest Co. Ltd.	8,800	199
Hankyu Hanshin REIT, Inc.	359	309
Heiwa Real Estate Co. Ltd.	12,200	347
Heiwa Real Estate REIT, Inc.	608	548
Hoshino Resorts REIT, Inc.	164	560
Hulic Co. Ltd.	223,440	2,268
Hulic REIT, Inc.	735	711
Ichigo Office REIT Investment Corp.	642	372
Ichigo, Inc.	124,700	319
Industrial & Infrastructure Fund Investment Corp.	1,358	1,131
Invincible Investment Corp.	4,413	1,909
Japan Excellent, Inc.	679	576
Japan Hotel REIT Investment Corp.	2,948	1,469
Japan Logistics Fund, Inc.	498	951
Japan Metropolitan Fund Invest	4,035	2,715
Japan Prime Realty Investment Corp.	475	1,153
Japan Real Estate Investment Corp.	739	2,938
Katitas Co. Ltd.	28,400	395
KDX Realty Investment Corp.	2,400	2,528
Keihanshin Building Co. Ltd.	17,600	197
LaSalle Logiport REIT	1,002	1,000
Leopalace21 Corp.	94,400	394
Mirai Corp.	1,084	330
Mitsubishi Estate Co. Ltd.	655,780	10,353
Mitsubishi Estate Logistics REIT Investment Corp.	269	691
Mitsui Fudosan Co. Ltd.	1,530,186	14,334
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  75 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Japan – 8.6%continued
Mitsui Fudosan Logistics Park, Inc.	324	$958
Mori Hills REIT Investment Corp.	867	768
Mori Trust REIT, Inc.	1,615	733
Nippon Accommodations Fund, Inc.	284	1,262
Nippon Building Fund, Inc.	4,400	4,039
Nippon Prologis REIT, Inc.	1,310	2,244
NIPPON REIT Investment Corp.	255	575
Nomura Real Estate Holdings, Inc.	63,500	1,700
Nomura Real Estate Master Fund, Inc.	2,255	2,244
NTT UD REIT Investment Corp.	906	723
One REIT, Inc.	163	282
Orix JREIT, Inc.	1,475	1,577
SAMTY HOLDINGS Co. Ltd.	16,400	320
Samty Residential Investment Corp.	194	136
Sekisui House REIT, Inc.	2,347	1,242
SOSiLA Logistics REIT, Inc.	397	320
Star Asia Investment Corp.	1,442	534
Sumitomo Realty & Development Co. Ltd.	163,925	5,510
Sun Frontier Fudousan Co. Ltd.	17,000	209
Takara Leben Real Estate Investment Corp.	576	354
TKP Corp.*	9,500	101
Tokyo Tatemono Co. Ltd.	109,100	1,750
Tokyu REIT, Inc.	525	567
Tosei Corp.	16,200	260
United Urban Investment Corp.	1,658	1,595
		102,241
Kuwait – 0.2%
Commercial Real Estate Co. K.S.C.	879,993	435
Kuwait Real Estate Co. K.S.C.	456,044	360
Mabanee Co. KPSC	392,627	1,078
National Real Estate Co. KPSC*	648,321	155
Salhia Real Estate Co. K.S.C.P.	266,850	373
		2,401
Malaysia – 0.3%
Axis Real Estate Investment Trust	762,314	338
Eco World Development Group Bhd.	603,800	263
IOI Properties Group Bhd.	789,200	406
Mah Sing Group Bhd.	795,800	333
Matrix Concepts Holdings Bhd.	408,500	198
Pavilion Real Estate Investment Trust	863,500	302
Sime Darby Property Bhd.	1,713,200	614
SP Setia Bhd. Group	1,199,469	363
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Malaysia – 0.3%continued
Sunway Real Estate Investment Trust	926,900	$382
UEM Sunrise Bhd.	766,600	186
		3,385
Mexico – 0.5%
Concentradora Fibra Danhos S.A. de C.V.	177,553	190
Corp. Inmobiliaria Vesta S.A.B. de C.V.	516,900	1,393
FIBRA Macquarie Mexico(3)	448,026	717
Fibra Uno Administracion S.A. de C.V.	1,627,433	1,895
Prologis Property Mexico S.A. de C.V.	574,992	1,880
TF Administradora Industrial S de RL de C.V.(3)	117,400	227
		6,302
Netherlands – 0.1%
Eurocommercial Properties N.V.	24,806	688
Vastned Retail N.V.	6,166	166
Wereldhave N.V.	20,471	339
		1,193
New Zealand – 0.1%
Goodman Property Trust	601,087	783
Kiwi Property Group Ltd.	979,081	576
		1,359
Norway – 0.0%
Entra ASA*	40,993	533
Philippines – 0.6%
AREIT, Inc.	467,800	306
Ayala Land, Inc.	3,820,281	2,497
Megaworld Corp.	5,597,001	215
Robinsons Land Corp.	926,896	260
SM Prime Holdings, Inc.	5,808,053	3,353
		6,631
Qatar – 0.0%
United Development Co. QSC	906,633	291
Romania – 0.2%
NEPI Rockcastle N.V.*	322,988	2,728
Russia – 0.0%
LSR Group PJSC(2)	30,351	—
Saudi Arabia – 0.4%
Al Rajhi REIT	148,571	346
Alandalus Property Co.	26,751	174
Arabian Centres Co.	113,654	660
Arriyadh Development Co.	49,209	367
See Notes to the Financial Statements.
EQUITY FUNDS 76 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Saudi Arabia – 0.4%continued
Dar Al Arkan Real Estate Development Co.*	306,446	$1,275
Emaar Economic City*	221,998	520
Jadwa REIT Saudi Fund	100,892	311
Retal Urban Development Co.	137,698	565
Saudi Real Estate Co.*	83,604	602
		4,820
Singapore – 2.7%
AIMS APAC REIT	344,282	354
CapitaLand Ascendas REIT	2,147,734	4,771
CapitaLand Ascott Trust	1,490,114	1,130
CapitaLand China Trust	682,527	453
Capitaland India Trust	565,755	510
CapitaLand Integrated Commercial Trust	3,272,014	5,405
CDL Hospitality Trusts	482,952	383
City Developments Ltd.	278,800	1,171
Digital Core REIT Management Pte Ltd.	511,500	314
ESR-LOGOS REIT	3,877,774	875
Far East Hospitality Trust	562,203	280
Frasers Centrepoint Trust	712,109	1,276
Frasers Hospitality Trust	431,800	158
Frasers Logistics & Commercial Trust	1,582,146	1,417
Hong Fok Corp. Ltd.	164,700	108
Keppel DC REIT	775,934	1,310
Keppel REIT	1,472,720	1,093
Lendlease Global Commercial REIT	930,127	438
Mapletree Industrial Trust	1,226,055	2,321
Mapletree Logistics Trust	2,027,726	2,308
Mapletree Pan Asia Commercial Trust	1,369,661	1,580
Parkway Life Real Estate Investment Trust	222,600	728
SPH REIT	644,700	461
Starhill Global REIT	841,290	356
Suntec Real Estate Investment Trust	1,102,391	1,142
UOL Group Ltd.	274,397	1,189
		31,531
South Africa – 0.5%
Equites Property Fund Ltd.	458,601	383
Fortress Real Estate Investments Ltd., Class B	671,070	801
Growthpoint Properties Ltd.	1,984,317	1,612
Hyprop Investments Ltd.	222,385	592
Redefine Properties Ltd.	3,906,437	1,129
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
South Africa – 0.5%continued
Resilient REIT Ltd.	175,433	$597
Vukile Property Fund Ltd.	614,603	649
		5,763
South Korea – 0.1%
ESR Kendall Square REIT Co. Ltd.	78,511	300
JR Global REIT	116,679	316
LOTTE REIT Co. Ltd.	70,655	192
SK REITs Co. Ltd.	83,820	331
		1,139
Spain – 0.4%
Aedas Homes S.A.	4,438	126
Inmobiliaria Colonial Socimi S.A.	159,007	1,102
Lar Espana Real Estate Socimi S.A.	28,813	258
Merlin Properties Socimi S.A.	227,550	2,877
		4,363
Sweden – 1.9%
Atrium Ljungberg AB, Class B	28,639	694
Castellum AB*	227,164	3,331
Catena AB	21,657	1,238
Cibus Nordic Real Estate AB publ	32,579	565
Corem Property Group AB, Class B	371,644	381
Dios Fastigheter AB	60,053	519
Fabege AB	134,487	1,332
Fastighets AB Balder, Class B*	380,558	3,343
FastPartner AB, Class A	30,977	253
Hufvudstaden AB, Class A	62,604	855
NP3 Fastigheter AB	16,370	429
Nyfosa AB	93,745	1,111
Pandox AB	52,163	1,043
Platzer Fastigheter Holding AB, Class B	31,141	339
Sagax AB, Class B	126,389	3,602
Samhallsbyggnadsbolaget i Norden AB	595,142	430
Wallenstam AB, Class B	206,850	1,201
Wihlborgs Fastigheter AB	160,437	1,853
		22,519
Switzerland – 1.1%
Allreal Holding A.G. (Registered)	8,412	1,579
International Workplace Group PLC	426,335	1,017
Intershop Holding A.G.	2,845	401
Mobimo Holding A.G. (Registered)	4,077	1,313
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  77 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Switzerland – 1.1%continued
PSP Swiss Property A.G. (Registered)	26,335	$3,856
Swiss Prime Site A.G. (Registered)	44,393	4,977
		13,143
Taiwan – 0.5%
Advancetek Enterprise Co. Ltd.	128,000	274
Chong Hong Construction Co. Ltd.	98,000	307
Crowell Development Corp.	86,000	109
Da-Li Development Co. Ltd.	136,800	214
Farglory Land Development Co. Ltd.	131,462	298
Highwealth Construction Corp.	758,113	1,078
Huaku Development Co. Ltd.	145,800	614
Huang Hsiang Construction Corp.	55,000	104
Kindom Development Co. Ltd.	190,900	294
Prince Housing & Development Corp.	502,000	172
Ruentex Development Co. Ltd.	910,955	1,412
Sakura Development Co. Ltd.	162,461	255
Yea Shin International Development Co. Ltd.	93,383	104
Yungshin Construction & Development Co. Ltd.	37,000	266
		5,501
Thailand – 0.5%
Amata Corp. PCL NVDR	450,835	350
AP Thailand PCL (Registered)	441,405	137
AP Thailand PCL NVDR	895,304	278
Central Pattana PCL (Registered)	581,626	1,211
Central Pattana PCL NVDR	600,698	1,251
Land & Houses PCL NVDR	4,719,200	938
Pruksa Holding PCL NVDR	331,100	93
Quality Houses PCL NVDR	3,677,400	221
Sansiri PCL NVDR	8,249,666	490
Supalai PCL (Registered)	280,445	180
Supalai PCL NVDR	377,500	242
WHA Corp. PCL NVDR	4,605,300	781
		6,172
Turkey – 0.0%
Is Gayrimenkul Yatirim Ortakligi A.S.*	265,974	137
Reysas Gayrimenkul Yatirim Ortakligi A.S.*	329,329	117
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	119,938	178
Ziraat Gayrimenkul Yatirim Ortakligi A.S.	528,732	152
		584
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United Arab Emirates – 0.4%
Aldar Properties PJSC	2,216,721	$4,537
Deyaar Development PJSC	598,845	112
RAK Properties PJSC	604,141	196
		4,845
United Kingdom – 3.4%
Assura PLC	1,692,536	961
Big Yellow Group PLC	104,877	1,781
British Land (The) Co. PLC	533,252	3,106
CLS Holdings PLC	68,581	85
Custodian Property Income REIT PLC	248,713	284
Derwent London PLC	55,071	1,769
Empiric Student Property PLC	369,259	481
Grainger PLC	410,201	1,347
Great Portland Estates PLC	194,202	925
Hammerson PLC	251,508	1,070
Home REIT PLC(2) *	484,349	149
Impact Healthcare REIT PLC	181,679	224
Land Securities Group PLC	407,423	3,552
LondonMetric Property PLC	1,148,825	3,152
Picton Property Income Ltd.	314,636	314
Primary Health Properties PLC	756,902	1,030
PRS REIT (The) PLC	287,116	394
Safestore Holdings PLC	122,857	1,475
Segro PLC	736,882	8,625
Shaftesbury Capital PLC	903,505	1,782
Supermarket Income REIT PLC	704,251	707
Target Healthcare REIT PLC	350,510	422
Tritax Big Box REIT PLC	1,286,706	2,739
UNITE Group (The) PLC	226,170	2,846
Urban Logistics REIT PLC	252,612	426
Warehouse REIT PLC	228,831	269
Workspace Group PLC	84,135	732
		40,647
United States – 55.8%
Acadia Realty Trust	59,916	1,407
Agree Realty Corp.	57,879	4,360
Alexander & Baldwin, Inc.	43,751	840
Alexander's, Inc.	1,251	303
Alexandria Real Estate Equities, Inc.	90,245	10,717
American Assets Trust, Inc.	27,528	736
American Healthcare REIT, Inc.	85,831	2,240
American Homes 4 Rent, Class A	188,557	7,239
Americold Realty Trust, Inc.	154,743	4,375
See Notes to the Financial Statements.
EQUITY FUNDS 78 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 55.8%continued
Apartment Investment and Management Co., Class A*	73,068	$661
Apple Hospitality REIT, Inc.	133,411	1,981
AvalonBay Communities, Inc.	81,434	18,343
Brandywine Realty Trust	97,129	528
Brixmor Property Group, Inc.	173,412	4,831
Broadstone Net Lease, Inc.	106,386	2,016
BXP, Inc.	85,588	6,886
Camden Property Trust	61,068	7,544
CareTrust REIT, Inc.	81,833	2,525
CBL & Associates Properties, Inc.	6,148	155
Centerspace	8,690	612
Chatham Lodging Trust	31,081	265
Community Healthcare Trust, Inc.	15,634	284
COPT Defense Properties	63,584	1,928
Cousins Properties, Inc.	87,811	2,589
CubeSmart	128,995	6,944
DiamondRock Hospitality Co.	122,258	1,067
Digital Realty Trust, Inc.	185,861	30,078
Diversified Healthcare Trust	94,588	396
Douglas Emmett, Inc.	96,832	1,701
Eagle Hospitality Trust(2) *	496,400	—
Easterly Government Properties, Inc.	55,554	754
EastGroup Properties, Inc.	27,637	5,163
Elme Communities	49,696	874
Empire State Realty Trust, Inc., Class A	78,489	870
Equinix, Inc.	54,356	48,248
Equity Commonwealth*	60,319	1,200
Equity Commonwealth - (Fractional Shares)(2) *	75,000	—
Equity LifeStyle Properties, Inc.	101,593	7,248
Equity Residential	195,382	14,548
Essex Property Trust, Inc.	36,790	10,868
Extra Space Storage, Inc.	121,298	21,857
Federal Realty Investment Trust	42,958	4,939
First Industrial Realty Trust, Inc.	75,951	4,252
Four Corners Property Trust, Inc.	51,902	1,521
FRP Holdings, Inc.*	7,389	221
Getty Realty Corp.	29,020	923
Gladstone Commercial Corp.	22,727	369
Global Medical REIT, Inc.	38,318	380
Global Net Lease, Inc.	110,130	927
Healthcare Realty Trust, Inc.	217,477	3,947
Healthpeak Properties, Inc.	403,634	9,231
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 55.8%continued
Highwoods Properties, Inc.	61,338	$2,055
Host Hotels & Resorts, Inc.	404,035	7,111
Howard Hughes Holdings, Inc.*	18,924	1,465
Hudson Pacific Properties, Inc.	71,267	341
Independence Realty Trust, Inc.	129,501	2,655
Innovative Industrial Properties, Inc.	16,319	2,197
InvenTrust Properties Corp.	43,452	1,233
Invitation Homes, Inc.	350,857	12,371
Iron Mountain, Inc.	167,939	19,956
JBG SMITH Properties	47,414	829
Kennedy-Wilson Holdings, Inc.	61,765	683
Kilroy Realty Corp.	64,096	2,481
Kimco Realty Corp.	386,713	8,979
Kite Realty Group Trust	126,490	3,360
LTC Properties, Inc.	24,732	907
LXP Industrial Trust	165,761	1,666
Macerich (The) Co.	124,106	2,264
Medical Properties Trust, Inc.	337,665	1,975
Mid-America Apartment Communities, Inc.	66,930	10,635
National Health Investors, Inc.	25,032	2,104
National Storage Affiliates Trust	40,131	1,934
NETSTREIT Corp.	41,174	681
NexPoint Residential Trust, Inc.	13,104	577
NNN REIT, Inc.	105,494	5,115
Omega Healthcare Investors, Inc.	141,707	5,767
One Liberty Properties, Inc.	9,915	273
Paramount Group, Inc.	97,222	478
Park Hotels & Resorts, Inc.	121,651	1,715
Peakstone Realty Trust	19,914	271
Pebblebrook Hotel Trust	67,362	891
Phillips Edison & Co., Inc.	70,499	2,659
Piedmont Office Realty Trust, Inc., Class A	69,828	705
Plymouth Industrial REIT, Inc.	23,188	524
Prologis, Inc.	530,320	66,969
Public Storage	90,580	32,959
Realty Income Corp.	498,873	31,639
Regency Centers Corp.	100,748	7,277
Retail Opportunity Investments Corp.	71,783	1,129
Rexford Industrial Realty, Inc.	125,040	6,291
RLJ Lodging Trust	87,182	800
Ryman Hospitality Properties, Inc.	32,763	3,514
Sabra Health Care REIT, Inc.	133,228	2,479
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  79 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 55.8%continued
Saul Centers, Inc.	7,283	$306
Service Properties Trust	93,007	424
Simon Property Group, Inc.	186,760	31,566
SITE Centers Corp.	26,574	1,608
SL Green Realty Corp.	37,244	2,593
St. Joe (The) Co.	20,324	1,185
STAG Industrial, Inc.	104,757	4,095
Summit Hotel Properties, Inc.	60,873	418
Sun Communities, Inc.	71,450	9,656
Sunstone Hotel Investors, Inc.	108,601	1,121
Tanger, Inc.	63,070	2,093
Terreno Realty Corp.	55,525	3,711
UDR, Inc.	179,288	8,129
UMH Properties, Inc.	37,860	745
Universal Health Realty Income Trust	7,322	335
Urban Edge Properties	67,017	1,433
Ventas, Inc.	231,953	14,875
Veris Residential, Inc.	41,698	745
Vornado Realty Trust	92,864	3,659
Welltower, Inc.	342,472	43,847
Whitestone REIT	25,455	344
WP Carey, Inc.	125,583	7,824
Xenia Hotels & Resorts, Inc.	57,300	846
		663,363
Total Common Stocks
(Cost $781,953)		1,154,037

RIGHTS – 0.0%
Belgium – 0.0%
Montea N.V.*	9,413	8
South Korea – 0.0%
LOTTE Reit Co. Ltd.(2) *	13,376	—
Total Rights
(Cost $—)		8

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(4) (5)	23,962,512	$23,963
Total Investment Companies
(Cost $23,963)		23,963

Total Investments – 99.0%
(Cost $805,916)		1,178,008
Other Assets less Liabilities – 1.0%		11,514
Net Assets – 100.0%		$1,189,522

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Restricted security.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Canadian Dollar	452	United States Dollar	337	12/18/24	$2
Bank of Montreal	United States Dollar	389	Canadian Dollar	526	12/18/24	1
BNP	United States Dollar	200	Singapore Dollar	259	12/18/24	3
Citibank	Japanese Yen	8,102	United States Dollar	58	12/18/24	1
JPMorgan Chase	United States Dollar	1,036	Australian Dollar	1,527	12/18/24	20
JPMorgan Chase	United States Dollar	470	British Pound	353	12/18/24	2
See Notes to the Financial Statements.
EQUITY FUNDS 80 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	United States Dollar	478	Japanese Yen	68,076	12/18/24	$1
Morgan Stanley	United States Dollar	13	Swedish Krona	129	12/18/24	—*
Toronto-Dominion Bank	United States Dollar	305	Australian Dollar	442	12/18/24	1
Subtotal Appreciation						31
Bank of Montreal	British Pound	626	United States Dollar	817	12/18/24	(19)
Bank of Montreal	Canadian Dollar	240	United States Dollar	177	12/18/24	(1)
Bank of Montreal	Norwegian Krone	860	United States Dollar	80	12/18/24	(2)
Bank of Montreal	United States Dollar	145	British Pound	108	12/18/24	—*
Bank of Montreal	United States Dollar	157	Hong Kong Dollar	1,220	12/18/24	—*
Bank of Montreal	United States Dollar	115	Swedish Krona	1,157	12/18/24	(1)
BNP	Euro	1,059	United States Dollar	1,174	12/18/24	(9)
BNP	Hong Kong Dollar	3,738	United States Dollar	481	12/18/24	—*
BNP	United States Dollar	60	Canadian Dollar	80	12/18/24	—*
Citibank	Indian Rupee	25,000	United States Dollar	297	12/18/24	(1)
Citibank	Korean Won	570,170	United States Dollar	428	12/18/24	(7)
Citibank	Swiss Franc	546	United States Dollar	647	12/18/24	(4)
Citibank	Taiwan Dollar	17,120	United States Dollar	539	12/18/24	(7)
JPMorgan Chase	Australian Dollar	895	United States Dollar	616	12/18/24	(4)
JPMorgan Chase	Japanese Yen	73,811	United States Dollar	518	12/18/24	(1)
Toronto-Dominion Bank	Brazilian Real	1,400	United States Dollar	246	12/18/24	(9)
Toronto-Dominion Bank	United States Dollar	218	Singapore Dollar	279	12/18/24	—*
Subtotal Depreciation						(65)
Total						$(34)

*	Amount rounds to less than one thousand.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P MidCap 400 (United States Dollar)	65	$20,466	Long	12/24	$215
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
MSCI EAFE Index (United States Dollar)	60	$7,463	Long	12/24	$34
MSCI Emerging Markets Index (United States Dollar)	87	5,101	Long	12/24	67
S&P/TSX 60 Index (Canadian Dollar)	15	3,204	Long	12/24	20
Total					$336

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$2,291	$—	$—	$2,291
Canada	13,408	—	—	13,408
Chile	1,128	—	—	1,128
China	—	22,959	229	23,188
Egypt	604	—	—	604
Mexico	6,302	—	—	6,302
United Kingdom	—	40,498	149	40,647
United States	663,363	—	—	663,363
All Other Countries(1)	—	403,106	—	403,106
Total Common Stocks	687,096	466,563	378	1,154,037
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  81 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued	September 30, 2024 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Rights	$8	$—	$—	$8
Investment Companies	23,963	—	—	23,963
Total Investments	$711,067	$466,563	$378	$1,178,008
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$31	$—	$31
Futures Contracts	336	—	—	336
Liabilities
Forward Foreign Currency Exchange Contracts	—	(65)	—	(65)
Total Other Financial Instruments	$336	$(34)	$—	$302

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 82 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND	September 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)
Australia – 1.3%
ANZ Group Holdings Ltd.	161,942	$3,422
APA Group	73,807	396
Aristocrat Leisure Ltd.	31,296	1,266
ASX Ltd.	9,976	441
BlueScope Steel Ltd.	26,009	398
Brambles Ltd.	77,262	1,018
CAR Group Ltd.	17,745	461
Cochlear Ltd.	3,413	667
Coles Group Ltd.	73,308	915
Computershare Ltd.	31,006	541
Endeavour Group Ltd.	75,041	260
Fortescue Ltd.	89,766	1,266
Goodman Group	94,239	2,420
GPT Group (The)	119,605	411
Macquarie Group Ltd.	20,002	3,226
Mineral Resources Ltd.	8,569	306
Northern Star Resources Ltd.	60,351	660
Orica Ltd.	27,529	354
Pilbara Minerals Ltd.*	158,154	356
QBE Insurance Group Ltd.	77,988	891
Ramsay Health Care Ltd.	10,108	291
REA Group Ltd.	2,862	400
SEEK Ltd.	22,450	387
Suncorp Group Ltd.	69,711	875
Transurban Group	170,559	1,548
WiseTech Global Ltd.	9,280	884
Woodside Energy Group Ltd.	101,735	1,763
		25,823
Austria – 0.1%
Mondi PLC	22,196	423
OMV A.G.	9,011	385
Verbund A.G.	3,243	269
voestalpine A.G.	6,164	161
		1,238
Belgium – 0.1%
Ageas S.A./N.V.	8,416	449
KBC Group N.V.	12,912	1,028
Lotus Bakeries N.V.	24	322
Warehouses De Pauw - C.V.A.	10,694	285
		2,084
Brazil – 0.3%
MercadoLibre, Inc.*	2,483	5,095
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
Brazil – 0.3%continued
Wheaton Precious Metals Corp.	24,812	$1,515
Yara International ASA	10,723	340
		6,950
Burkina Faso – 0.0%
Endeavour Mining PLC	10,813	256
Canada – 3.0%
Agnico Eagle Mines Ltd.	27,156	2,188
Alimentation Couche-Tard, Inc.	41,694	2,305
Bank of Montreal	39,200	3,537
Bank of Nova Scotia (The)	66,019	3,597
Brookfield Corp.	74,327	3,948
CAE, Inc.*	19,517	366
Cameco Corp.	23,453	1,120
Canadian National Railway Co.	29,247	3,425
Canadian Tire Corp. Ltd., Class A	3,078	369
CGI, Inc.*	11,553	1,329
Dollarama, Inc.	15,402	1,578
Element Fleet Management Corp.	21,491	457
Enbridge, Inc.	117,471	4,772
FirstService Corp.	2,480	453
Fortis, Inc.	27,217	1,237
Gildan Activewear, Inc.	8,608	405
Hydro One Ltd.	19,231	667
iA Financial Corp., Inc.	5,367	445
Imperial Oil Ltd.	10,034	706
Intact Financial Corp.	9,513	1,827
Ivanhoe Mines Ltd., Class A*	34,963	520
Keyera Corp.	14,031	437
Kinross Gold Corp.	68,965	646
Metro, Inc.	11,907	753
National Bank of Canada	18,254	1,724
Nutrien Ltd.	25,955	1,247
Open Text Corp.	13,257	441
Parkland Corp.	7,214	186
Pembina Pipeline Corp.	32,022	1,320
RB Global, Inc.	10,097	813
Rogers Communications, Inc., Class B	18,493	744
Shopify, Inc., Class A*	65,808	5,272
Stantec, Inc.	5,638	453
Sun Life Financial, Inc.	31,477	1,826
TELUS Corp. (Toronto Exchange)	29,540	496
Thomson Reuters Corp.	8,620	1,470
Toronto-Dominion Bank (The)	94,435	5,971
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  83 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
Canada – 3.0%continued
West Fraser Timber Co. Ltd.	3,108	$303
WSP Global, Inc.	7,042	1,251
		60,604
Chile – 0.1%
Antofagasta PLC	22,225	600
Lundin Mining Corp.	37,712	395
		995
China – 0.3%
NXP Semiconductors N.V.	13,903	3,337
Prosus N.V.*	77,542	3,354
		6,691
Denmark – 1.5%
AP Moller - Maersk A/S, Class A	182	295
AP Moller - Maersk A/S, Class B	227	382
Coloplast A/S, Class B	6,562	857
DSV A/S	9,282	1,926
Genmab A/S*	3,338	813
Novo Nordisk A/S, Class B	175,693	20,920
Novonesis (Novozymes) B	19,151	1,379
Orsted A/S*	9,509	632
Pandora A/S	4,267	703
ROCKWOOL A/S, Class B	549	258
Tryg A/S	17,298	410
Vestas Wind Systems A/S*	53,194	1,175
		29,750
Finland – 0.4%
Elisa OYJ	6,780	359
Kesko OYJ, Class B	17,023	363
Kone OYJ, Class B	19,136	1,145
Metso OYJ	38,069	408
Neste OYJ	21,188	412
Nokia OYJ	296,102	1,294
Orion OYJ, Class B	6,270	343
Sampo OYJ, Class A	27,381	1,279
Stora Enso OYJ (Registered)	31,047	398
UPM-Kymmene OYJ	28,420	952
Wartsila OYJ Abp	26,790	601
		7,554
France – 2.4%
Aeroports de Paris S.A.	2,054	264
AXA S.A.	99,044	3,812
BNP Paribas S.A.	55,569	3,813
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
France – 2.4%continued
Bouygues S.A.	8,967	$300
Carrefour S.A.	28,869	492
Cie Generale des Etablissements Michelin S.C.A.	37,033	1,504
Covivio S.A./France	3,645	221
Credit Agricole S.A.	58,527	895
Danone S.A.	34,731	2,529
Dassault Systemes S.E.	35,200	1,397
Eiffage S.A.	3,536	342
Eurazeo S.E.	2,388	196
Gecina S.A.	2,956	341
Getlink S.E.	18,157	324
Hermes International S.C.A.	1,739	4,279
Kering S.A.	3,889	1,114
L'Oreal S.A.	13,135	5,888
LVMH Moet Hennessy Louis Vuitton S.E.	14,976	11,502
Publicis Groupe S.A.	12,023	1,316
Rexel S.A.	10,423	302
SEB S.A.(2)	1	—
TotalEnergies S.E.	118,157	7,658
		48,489
Germany – 0.9%
adidas A.G.	8,859	2,345
Beiersdorf A.G.	5,244	789
Commerzbank A.G.	56,764	1,047
Covestro A.G.*	10,587	660
Deutsche Boerse A.G.	10,278	2,410
Deutsche Lufthansa A.G. (Registered)	40,347	295
Evonik Industries A.G.	14,897	348
GEA Group A.G.	8,765	429
Heidelberg Materials A.G.	7,753	843
Henkel A.G. & Co. KGaA	5,986	509
Knorr-Bremse A.G.	4,100	365
LEG Immobilien S.E.	3,550	370
Merck KGaA	7,002	1,233
MTU Aero Engines A.G.	2,929	913
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	7,357	4,048
Puma S.E.	6,903	288
Symrise A.G.	7,256	1,003
Zalando S.E.*	11,757	388
		18,283
See Notes to the Financial Statements.
EQUITY FUNDS 84 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
Hong Kong – 0.6%
AIA Group Ltd.	602,600	$5,329
CK Infrastructure Holdings Ltd.	36,000	245
Hang Seng Bank Ltd.	45,378	564
Hong Kong & China Gas Co. Ltd.	575,463	469
Hong Kong Exchanges & Clearing Ltd.	65,900	2,690
MTR Corp. Ltd.	93,126	348
Prudential PLC	145,362	1,356
Sino Land Co. Ltd.	255,603	280
Swire Pacific Ltd., Class A	22,500	193
		11,474
Ireland – 0.7%
Accenture PLC, Class A	34,053	12,037
AerCap Holdings N.V.	10,199	966
Kerry Group PLC, Class A	8,275	858
Kingspan Group PLC	8,203	772
		14,633
Italy – 0.6%
Coca-Cola HBC A.G. - CDI*	11,885	423
Enel S.p.A.	442,677	3,538
FinecoBank Banca Fineco S.p.A.	34,410	590
Generali	57,439	1,660
Intesa Sanpaolo S.p.A.	785,443	3,362
Mediobanca Banca di Credito Finanziario S.p.A.	29,876	510
Moncler S.p.A.	11,474	729
Nexi S.p.A.*	35,728	243
Poste Italiane S.p.A.	27,813	390
		11,445
Japan – 6.0%
Aeon Co. Ltd.	35,500	965
Ajinomoto Co., Inc.	26,200	1,013
ANA Holdings, Inc.	6,300	135
Asahi Kasei Corp.	64,200	485
Asics Corp.	37,600	788
Astellas Pharma, Inc.	94,800	1,088
Bandai Namco Holdings, Inc.	32,500	743
Bridgestone Corp.	32,000	1,231
Brother Industries Ltd.	12,100	235
Chugai Pharmaceutical Co. Ltd.	37,500	1,814
Concordia Financial Group Ltd.	55,500	308
Dai Nippon Printing Co. Ltd.	22,200	395
Daifuku Co. Ltd.	17,600	340
Daiichi Sankyo Co. Ltd.	101,600	3,340
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
Japan – 6.0%continued
Daikin Industries Ltd.	14,100	$1,980
Daiwa House Industry Co. Ltd.	32,000	1,006
Daiwa Securities Group, Inc.	73,100	520
Denso Corp.	100,000	1,489
Eisai Co. Ltd.	12,605	469
ENEOS Holdings, Inc.	151,500	825
FANUC Corp.	51,500	1,505
Fast Retailing Co. Ltd.	10,300	3,412
Fuji Electric Co. Ltd.	6,500	393
FUJIFILM Holdings Corp.	62,100	1,602
Fujitsu Ltd.	91,700	1,881
Hankyu Hanshin Holdings, Inc.	12,000	370
Hitachi Construction Machinery Co. Ltd.	5,300	128
Hitachi Ltd.	254,100	6,713
Hoya Corp.	19,000	2,631
Ibiden Co. Ltd.	7,100	220
Isuzu Motors Ltd.	35,000	472
ITOCHU Corp.	65,300	3,508
JFE Holdings, Inc.	29,900	400
Kao Corp.	24,400	1,209
KDDI Corp.	83,800	2,682
Kikkoman Corp.	39,000	443
Komatsu Ltd.	50,800	1,409
Konami Group Corp.	5,900	599
Kubota Corp.	51,200	727
LY Corp.	127,100	371
Marubeni Corp.	78,600	1,289
MatsukiyoCocokara & Co.	21,500	353
Mazda Motor Corp.	26,100	196
McDonald's Holdings Co. Japan Ltd.	4,400	210
MEIJI Holdings Co. Ltd.	14,000	350
Mitsubishi Chemical Group Corp.	73,400	471
Mitsubishi Estate Co. Ltd.	61,400	969
Mitsui Chemicals, Inc.	10,100	269
Mitsui Fudosan Co. Ltd.	145,600	1,364
Mizuho Financial Group, Inc.	133,800	2,750
MS&AD Insurance Group Holdings, Inc.	71,200	1,661
NEC Corp.	13,100	1,262
Nippon Paint Holdings Co. Ltd.	45,400	348
Nitori Holdings Co. Ltd.	4,200	637
Nitto Denko Corp.	41,000	685
Nomura Holdings, Inc.	162,300	850
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  85 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
Japan – 6.0%continued
Nomura Research Institute Ltd.	21,276	$787
Obayashi Corp.	32,800	416
Omron Corp.	9,700	444
Oriental Land Co. Ltd.	57,800	1,491
ORIX Corp.	64,300	1,493
Osaka Gas Co. Ltd.	18,900	425
Pan Pacific International Holdings Corp.	21,300	550
Panasonic Corp.	122,900	1,067
Rakuten Group, Inc.*	82,700	535
Recruit Holdings Co. Ltd.	81,000	4,934
Renesas Electronics Corp.	90,800	1,325
Ricoh Co. Ltd.	30,800	332
Rohm Co. Ltd.	22,600	254
Secom Co. Ltd.	22,800	842
Seiko Epson Corp.	16,700	308
Sekisui Chemical Co. Ltd.	20,900	326
Sekisui House Ltd.	34,100	949
Seven & i Holdings Co. Ltd.	120,600	1,806
SG Holdings Co. Ltd.	13,000	140
Shimadzu Corp.	12,600	420
Shin-Etsu Chemical Co. Ltd.	98,900	4,137
Shiseido Co. Ltd.	20,700	561
SoftBank Corp.	1,534,000	2,003
SoftBank Group Corp.	56,200	3,318
Sompo Holdings, Inc.	51,200	1,147
Sony Group Corp.	340,500	6,613
Subaru Corp.	30,300	527
Sumitomo Electric Industries Ltd.	40,600	652
Sumitomo Metal Mining Co. Ltd.	15,200	456
Sumitomo Mitsui Financial Group, Inc.	206,700	4,401
Sumitomo Mitsui Trust Group, Inc.	35,900	852
Sysmex Corp.	26,226	518
T&D Holdings, Inc.	26,700	466
TDK Corp.	106,500	1,359
TIS, Inc.	11,900	303
Tokio Marine Holdings, Inc.	103,100	3,782
Tokyo Electron Ltd.	24,400	4,333
Tokyo Gas Co. Ltd.	19,400	451
Tokyu Corp.	25,600	331
Toray Industries, Inc.	82,900	488
TOTO Ltd.	7,800	290
Unicharm Corp.	21,000	757
West Japan Railway Co.	26,500	504
Yamaha Motor Co. Ltd.	46,000	412
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
Japan – 6.0%continued
Yokogawa Electric Corp.	11,400	$291
Zensho Holdings Co. Ltd.	5,000	276
ZOZO, Inc.	7,600	276
		121,856
Luxembourg – 0.0%
Eurofins Scientific S.E.	7,479	474
Netherlands – 1.5%
Akzo Nobel N.V.	8,643	610
ASML Holding N.V.	21,731	18,116
ASR Nederland N.V.	9,026	443
ING Groep N.V.	182,165	3,313
JDE Peet's N.V.	8,112	169
Koninklijke Ahold Delhaize N.V.	50,955	1,760
Koninklijke KPN N.V.	215,888	882
NN Group N.V.	14,690	733
OCI N.V.	5,359	152
Universal Music Group N.V.	45,320	1,187
Wolters Kluwer N.V.	13,686	2,307
		29,672
New Zealand – 0.1%
Mercury NZ Ltd.	51,413	210
Meridian Energy Ltd.	73,724	278
Spark New Zealand Ltd.	114,871	221
Xero Ltd.*	7,707	800
		1,509
Norway – 0.2%
Aker BP ASA	15,225	327
DNB Bank ASA	49,489	1,015
Equinor ASA	45,876	1,163
Gjensidige Forsikring ASA	8,458	158
Mowi ASA	25,581	460
Norsk Hydro ASA	79,075	514
Orkla ASA	36,813	347
Salmar ASA	2,985	157
Telenor ASA	29,550	378
		4,519
Portugal – 0.0%
Banco Espirito Santo S.A. (Registered)(3) *	29,034	—
Galp Energia SGPS S.A.	25,873	486
Jeronimo Martins SGPS S.A.	14,827	291
		777
See Notes to the Financial Statements.
EQUITY FUNDS 86 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
Singapore – 0.3%
CapitaLand Ascendas REIT	208,100	$462
CapitaLand Integrated Commercial Trust	277,373	458
CapitaLand Investment Ltd.	139,258	339
Grab Holdings Ltd., Class A*	108,484	412
Keppel Ltd.	77,400	399
Sembcorp Industries Ltd.	53,400	230
Singapore Exchange Ltd.	51,800	460
STMicroelectronics N.V.	35,839	1,068
United Overseas Bank Ltd.	70,300	1,764
		5,592
South Africa – 0.1%
Anglo American PLC	69,691	2,265
Spain – 0.5%
ACS Actividades de Construccion y Servicios S.A.	10,613	490
Amadeus IT Group S.A.	24,701	1,783
Banco de Sabadell S.A.	280,772	595
Cellnex Telecom S.A.*	29,727	1,205
Iberdrola S.A.	336,445	5,205
Redeia Corp. S.A.	19,547	380
Repsol S.A.	63,548	841
		10,499
Sweden – 0.9%
Alfa Laval AB	16,302	783
Assa Abloy AB, Class B	54,712	1,842
Atlas Copco AB, Class A	143,749	2,781
Atlas Copco AB, Class B	88,179	1,509
Boliden AB	14,109	479
Epiroc AB, Class A	36,894	798
Epiroc AB, Class B	22,472	426
EQT AB	20,578	705
Essity AB, Class B	32,429	1,012
Evolution AB	9,909	974
Hennes & Mauritz AB, Class B	31,316	533
Holmen AB, Class B	3,922	170
Husqvarna AB, Class B	21,781	153
Nibe Industrier AB, Class B	72,703	399
Sandvik AB	56,524	1,263
SKF AB, Class B	18,750	373
Svenska Cellulosa AB S.C.A., Class B	35,149	512
Svenska Handelsbanken AB, Class A	82,363	846
Tele2 AB, Class B	29,729	336
Telia Co. AB	125,010	404
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
Sweden – 0.9%continued
Volvo AB, Class A	12,753	$340
Volvo AB, Class B	84,730	2,240
		18,878
Switzerland – 2.1%
ABB Ltd. (Registered)	87,092	5,048
Baloise Holding A.G. (Registered)	2,497	509
Banque Cantonale Vaudoise (Registered)	1,734	179
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	56	723
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	6	765
Clariant A.G. (Registered)*	14,431	219
DSM-Firmenich A.G.	10,063	1,386
Geberit A.G. (Registered)	1,744	1,138
Givaudan S.A. (Registered)	501	2,748
Julius Baer Group Ltd.	11,791	710
Kuehne + Nagel International A.G. (Registered)	2,616	714
Logitech International S.A. (Registered)	8,423	754
Lonza Group A.G. (Registered)	3,942	2,494
Novartis A.G. (Registered)	107,870	12,418
SGS S.A. (Registered)	8,189	914
SIG Group A.G.*	14,609	326
Sika A.G. (Registered)	8,468	2,809
Sonova Holding A.G. (Registered)	2,808	1,009
Swiss Life Holding A.G. (Registered)	1,595	1,333
Swiss Prime Site A.G. (Registered)	4,322	485
Swisscom A.G. (Registered)	1,380	901
Temenos A.G. (Registered)	2,932	205
VAT Group A.G.	1,464	746
Zurich Insurance Group A.G.	7,946	4,793
		43,326
United Kingdom – 3.3%
3i Group PLC	53,470	2,367
Admiral Group PLC	15,148	565
Ashtead Group PLC	23,716	1,841
Associated British Foods PLC	18,298	571
AstraZeneca PLC	84,805	13,210
Auto Trader Group PLC	45,089	523
Aviva PLC	142,345	923
Barratt Developments PLC	79,275	508
Berkeley Group Holdings PLC	5,424	343
BT Group PLC	338,611	671
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  87 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
United Kingdom – 3.3%continued
Bunzl PLC	19,355	$916
Coca-Cola Europacific Partners PLC	11,430	900
Croda International PLC	6,609	374
DCC PLC	4,686	319
HSBC Holdings PLC	1,014,445	9,099
Informa PLC	73,653	809
Intertek Group PLC	8,676	600
J Sainsbury PLC	89,708	355
Kingfisher PLC	103,902	448
Land Securities Group PLC	38,732	338
Legal & General Group PLC	308,269	932
Lloyds Banking Group PLC	3,342,695	2,625
M&G PLC	138,811	385
National Grid PLC	260,969	3,598
Phoenix Group Holdings PLC	39,137	293
Reckitt Benckiser Group PLC	37,190	2,277
RELX PLC	101,904	4,815
Rentokil Initial PLC	143,318	703
Sage Group (The) PLC	55,828	766
Schroders PLC	34,938	163
Segro PLC	73,016	855
Smiths Group PLC	19,495	438
Spirax Group PLC	4,015	405
Taylor Wimpey PLC	187,469	413
Tesco PLC	376,925	1,807
Unilever PLC	136,392	8,833
Vodafone Group PLC	1,181,746	1,186
Whitbread PLC	10,747	451
WPP PLC	63,996	654
		67,279
United States – 71.3%
3M Co.	29,825	4,077
Adobe, Inc.*	24,140	12,499
Advanced Micro Devices, Inc.*	87,848	14,414
Aflac, Inc.	29,885	3,341
Agilent Technologies, Inc.	15,980	2,373
Air Products and Chemicals, Inc.	12,172	3,624
Akamai Technologies, Inc.*	8,417	850
Albertsons Cos., Inc., Class A	20,812	385
Alcon, Inc.	27,317	2,731
Align Technology, Inc.*	3,830	974
Allegion PLC	4,938	720
Allstate (The) Corp.	14,144	2,682
Ally Financial, Inc.	15,532	553
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
United States – 71.3%continued
Alphabet, Inc., Class A	320,145	$53,096
Alphabet, Inc., Class C	275,905	46,129
American Express Co.	31,579	8,564
American Tower Corp.	25,433	5,915
American Water Works Co., Inc.	10,688	1,563
Ameriprise Financial, Inc.	5,458	2,564
Amgen, Inc.	29,348	9,456
Annaly Capital Management, Inc.	24,825	498
ANSYS, Inc.*	4,736	1,509
Applied Materials, Inc.	45,264	9,146
Aptiv PLC*	14,247	1,026
Arch Capital Group Ltd.*	20,481	2,291
Aspen Technology, Inc.*	1,642	392
Assurant, Inc.	2,845	566
Atlassian Corp., Class A*	8,902	1,414
Atmos Energy Corp.	8,268	1,147
Autodesk, Inc.*	11,769	3,242
Automatic Data Processing, Inc.	22,347	6,184
AutoZone, Inc.*	931	2,933
Avantor, Inc.*	37,160	961
Avery Dennison Corp.	4,357	962
Axon Enterprise, Inc.*	3,882	1,551
Baker Hughes Co.	55,181	1,995
Ball Corp.	16,595	1,127
Bank of New York Mellon (The) Corp.	40,615	2,919
Bath & Body Works, Inc.	10,237	327
Best Buy Co., Inc.	11,134	1,150
Biogen, Inc.*	7,848	1,521
Bio-Techne Corp.	9,240	739
BlackRock, Inc.	8,138	7,727
Booking Holdings, Inc.	1,863	7,847
Bristol-Myers Squibb Co.	109,493	5,665
Broadridge Financial Solutions, Inc.	6,391	1,374
Bunge Global S.A.	7,710	745
Burlington Stores, Inc.*	3,597	948
BXP, Inc.	7,462	600
C.H. Robinson Worldwide, Inc.	6,358	702
Cadence Design Systems, Inc.*	14,747	3,997
Campbell Soup Co.	10,419	510
Capital One Financial Corp.	20,782	3,112
CarMax, Inc.*	8,322	644
Carrier Global Corp.	44,851	3,610
Catalent, Inc.*	10,084	611
Caterpillar, Inc.	26,804	10,484
See Notes to the Financial Statements.
EQUITY FUNDS 88 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
United States – 71.3%continued
Cboe Global Markets, Inc.	5,674	$1,162
CBRE Group, Inc., Class A*	17,073	2,125
Cencora, Inc.	9,580	2,156
Charles Schwab (The) Corp.	82,114	5,322
Charter Communications, Inc., Class A*	5,220	1,692
Cheniere Energy, Inc.	12,516	2,251
Church & Dwight Co., Inc.	12,930	1,354
Cigna Group (The)	15,511	5,374
Cintas Corp.	20,152	4,149
Citizens Financial Group, Inc.	24,441	1,004
Clorox (The) Co.	6,576	1,071
CMS Energy Corp.	16,093	1,137
CNH Industrial N.V.	51,867	576
Coca-Cola (The) Co.	223,828	16,084
Colgate-Palmolive Co.	42,892	4,453
Comcast Corp., Class A	214,634	8,965
Conagra Brands, Inc.	24,465	796
Consolidated Edison, Inc.	19,160	1,995
Cooper (The) Cos., Inc.*	10,928	1,206
CRH PLC	38,005	3,525
Crown Castle, Inc.	23,252	2,758
CSL Ltd.	26,581	5,272
CSX Corp.	106,013	3,661
Cummins, Inc.	7,564	2,449
D.R. Horton, Inc.	16,345	3,118
Danaher Corp.	36,487	10,144
Darden Restaurants, Inc.	6,546	1,074
DaVita, Inc.*	2,971	487
Dayforce, Inc.*	9,464	580
Deckers Outdoor Corp.*	8,472	1,351
Deere & Co.	14,332	5,981
Delta Air Lines, Inc.	9,985	507
Dexcom, Inc.*	21,485	1,440
Dick's Sporting Goods, Inc.	3,067	640
Digital Realty Trust, Inc.	17,596	2,848
Discover Financial Services	13,806	1,937
DocuSign, Inc.*	11,529	716
Domino's Pizza, Inc.	1,787	769
DoorDash, Inc., Class A*	16,551	2,362
Dover Corp.	7,687	1,474
Eaton Corp. PLC	21,835	7,237
eBay, Inc.	27,558	1,794
Ecolab, Inc.	14,154	3,614
Edison International	21,239	1,850
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
United States – 71.3%continued
Edwards Lifesciences Corp.*	32,644	$2,154
Electronic Arts, Inc.	13,727	1,969
Elevance Health, Inc.	12,600	6,552
Eli Lilly & Co.	44,039	39,016
EMCOR Group, Inc.	2,433	1,047
Enphase Energy, Inc.*	7,544	853
Equinix, Inc.	5,213	4,627
Equitable Holdings, Inc.	17,525	737
Essential Utilities, Inc.	13,340	514
Eversource Energy	18,468	1,257
Exelon Corp.	54,159	2,196
Expeditors International of Washington, Inc.	7,667	1,007
FactSet Research Systems, Inc.	1,954	899
Fair Isaac Corp.*	1,353	2,630
Ferguson Enterprises, Inc.	11,130	2,210
Fidelity National Information Services, Inc.	30,890	2,587
First Solar, Inc.*	5,459	1,362
Fiserv, Inc.*	32,189	5,783
Fortive Corp.	19,339	1,526
Fortune Brands Innovations, Inc.	6,715	601
Fox Corp., Class A	13,272	562
Fox Corp., Class B	6,954	270
Franklin Resources, Inc.	13,426	271
Gartner, Inc.*	4,219	2,138
GE HealthCare Technologies, Inc.	23,759	2,230
Gen Digital, Inc.	30,545	838
General Electric Co.	59,390	11,200
General Mills, Inc.	30,494	2,252
Genuine Parts Co.	7,323	1,023
Gilead Sciences, Inc.	67,796	5,684
Graco, Inc.	9,089	795
Halliburton Co.	47,259	1,373
Hartford Financial Services Group (The), Inc.	16,117	1,895
HCA Healthcare, Inc.	10,836	4,404
Healthpeak Properties, Inc.	38,354	877
Henry Schein, Inc.*	7,338	535
Hewlett Packard Enterprise Co.	70,256	1,437
HF Sinclair Corp.	8,034	358
Hilton Worldwide Holdings, Inc.	13,859	3,194
Hologic, Inc.*	12,891	1,050
Home Depot (The), Inc.	54,174	21,951
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  89 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
United States – 71.3%continued
Hormel Foods Corp.	15,191	$482
HP, Inc.	53,719	1,927
HubSpot, Inc.*	2,603	1,384
Humana, Inc.	6,433	2,038
Huntington Bancshares, Inc.	77,472	1,139
IDEX Corp.	4,158	892
IDEXX Laboratories, Inc.*	4,464	2,255
Illinois Tool Works, Inc.	16,069	4,211
Ingersoll Rand, Inc.	21,810	2,141
Insulet Corp.*	3,702	862
Intel Corp.	229,693	5,389
Intercontinental Exchange, Inc.	31,498	5,060
International Business Machines Corp.	50,169	11,091
International Flavors & Fragrances, Inc.	13,430	1,409
International Paper Co.	17,992	879
Interpublic Group of (The) Cos., Inc.	21,117	668
Intuit, Inc.	15,219	9,451
IQVIA Holdings, Inc.*	10,093	2,392
Iron Mountain, Inc.	15,989	1,900
J.M. Smucker (The) Co.	5,473	663
James Hardie Industries PLC - CDI*	23,800	953
JB Hunt Transport Services, Inc.	4,468	770
Johnson & Johnson	131,123	21,250
Johnson Controls International PLC	37,119	2,881
Juniper Networks, Inc.	18,508	721
Kellanova	14,969	1,208
Keurig Dr. Pepper, Inc.	58,535	2,194
KeyCorp	53,744	900
Keysight Technologies, Inc.*	9,636	1,531
Kimberly-Clark Corp.	18,431	2,622
Knight-Swift Transportation Holdings, Inc.	8,712	470
Kroger (The) Co.	37,490	2,148
Labcorp Holdings, Inc.	4,706	1,052
Lam Research Corp.	7,109	5,801
Lamb Weston Holdings, Inc.	7,244	469
Lennox International, Inc.	1,765	1,067
Linde PLC	26,314	12,548
LKQ Corp.	13,435	536
Lowe's Cos., Inc.	31,244	8,462
LPL Financial Holdings, Inc.	3,978	925
Lululemon Athletica, Inc.*	6,026	1,635
LyondellBasell Industries N.V., Class A	14,569	1,397
Manhattan Associates, Inc.*	3,360	945
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
United States – 71.3%continued
Marathon Petroleum Corp.	19,396	$3,160
MarketAxess Holdings, Inc.	1,857	476
Marsh & McLennan Cos., Inc.	26,687	5,954
Martin Marietta Materials, Inc.	3,347	1,801
Marvell Technology, Inc.	47,228	3,406
Mastercard, Inc., Class A	45,338	22,388
McCormick & Co., Inc. (Non Voting)	13,399	1,103
McDonald's Corp.	39,213	11,941
Merck & Co., Inc.	137,826	15,651
Mettler-Toledo International, Inc.*	1,166	1,749
Microsoft Corp.	384,826	165,591
Molina Healthcare, Inc.*	3,147	1,084
Moody's Corp.	9,062	4,301
Morgan Stanley	66,830	6,966
Nasdaq, Inc.(4)	22,972	1,677
NetApp, Inc.	11,466	1,416
Neurocrine Biosciences, Inc.*	5,684	655
Newmont Corp.	61,923	3,310
NIKE, Inc., Class B	65,615	5,800
NiSource, Inc.	22,933	795
Northern Trust Corp.(4)	10,880	980
NRG Energy, Inc.	11,525	1,050
Nucor Corp.	12,956	1,948
NVIDIA Corp.	1,341,197	162,875
NVR, Inc.*	176	1,727
Old Dominion Freight Line, Inc.	10,659	2,117
Omnicom Group, Inc.	10,409	1,076
ONEOK, Inc.	32,186	2,933
O'Reilly Automotive, Inc.*	3,215	3,702
Owens Corning	4,900	865
Palo Alto Networks, Inc.*	17,628	6,025
Paychex, Inc.	17,875	2,399
PayPal Holdings, Inc.*	54,703	4,268
Pentair PLC	9,004	880
PepsiCo, Inc.	75,072	12,766
Phillips 66	23,112	3,038
PNC Financial Services Group (The), Inc.	21,769	4,024
Pool Corp.	2,024	763
PPG Industries, Inc.	12,530	1,660
Principal Financial Group, Inc.	12,712	1,092
Procter & Gamble (The) Co.	128,808	22,310
Progressive (The) Corp.	31,816	8,074
Prologis, Inc.	50,633	6,394
See Notes to the Financial Statements.
EQUITY FUNDS 90 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
United States – 71.3%continued
Prudential Financial, Inc.	19,625	$2,377
PTC, Inc.*	6,608	1,194
PulteGroup, Inc.	11,832	1,698
QIAGEN N.V.*	12,404	558
Quanta Services, Inc.	7,985	2,381
Quest Diagnostics, Inc.	6,290	976
Raymond James Financial, Inc.	10,850	1,329
Regions Financial Corp.	49,731	1,160
Rivian Automotive, Inc., Class A*	40,077	450
Rockwell Automation, Inc.	6,092	1,635
Royal Caribbean Cruises Ltd.	13,353	2,368
S&P Global, Inc.	17,550	9,067
Salesforce, Inc.	52,754	14,439
SBA Communications Corp.	5,641	1,358
Schlumberger N.V.	76,836	3,223
Schneider Electric S.E.	29,684	7,853
Seagate Technology Holdings PLC	11,135	1,220
Sempra	35,107	2,936
ServiceNow, Inc.*	11,174	9,994
Smurfit WestRock PLC	13,855	685
Smurfit WestRock PLC	14,294	716
Solventum Corp.*	8,078	563
State Street Corp.	16,665	1,474
Steel Dynamics, Inc.	8,181	1,031
STERIS PLC	5,370	1,302
Swiss Re A.G.	16,682	2,304
Synchrony Financial	21,912	1,093
Synopsys, Inc.*	8,295	4,200
T. Rowe Price Group, Inc.	11,907	1,297
Take-Two Interactive Software, Inc.*	8,841	1,359
Targa Resources Corp.	11,604	1,717
Target Corp.	25,138	3,918
Teleflex, Inc.	2,546	630
Tesla, Inc.*	156,487	40,942
Texas Instruments, Inc.	49,456	10,216
TJX (The) Cos., Inc.	62,027	7,291
Toro (The) Co.	6,018	522
Tractor Supply Co.	5,903	1,717
Trane Technologies PLC	12,480	4,851
TransUnion	10,717	1,122
Travelers (The) Cos., Inc.	12,318	2,884
Trimble, Inc.*	13,221	821
Truist Financial Corp.	71,830	3,072
Twilio, Inc., Class A*	8,841	577
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6% (1)continued
United States – 71.3%continued
U.S. Bancorp	83,991	$3,841
Ulta Beauty, Inc.*	2,584	1,005
Union Pacific Corp.	33,272	8,201
United Parcel Service, Inc., Class B	39,382	5,369
United Rentals, Inc.	3,696	2,993
Valero Energy Corp.	18,013	2,432
Veralto Corp.	13,514	1,512
Verizon Communications, Inc.	228,292	10,253
Visa, Inc., Class A	85,687	23,560
W.W. Grainger, Inc.	2,366	2,458
Walgreens Boots Alliance, Inc.	36,723	329
Walt Disney (The) Co.	98,848	9,508
Waters Corp.*	3,207	1,154
Welltower, Inc.	32,326	4,139
West Pharmaceutical Services, Inc.	3,894	1,169
Western Digital Corp.*	17,926	1,224
Weyerhaeuser Co.	39,472	1,336
Williams (The) Cos., Inc.	67,532	3,083
Williams-Sonoma, Inc.	6,713	1,040
Willis Towers Watson PLC	5,495	1,618
Workday, Inc., Class A*	11,516	2,815
Xylem, Inc.	13,138	1,774
Yum! Brands, Inc.	15,358	2,146
Zimmer Biomet Holdings, Inc.	10,997	1,187
Zoetis, Inc.	24,768	4,839
Zscaler, Inc.*	4,981	851
		1,446,274
Total Common Stocks
(Cost $1,193,116)		1,999,189

PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Henkel A.G. & Co. KGaA, 2.19%(5)	8,805	828
Sartorius A.G., 0.29%(5)	1,596	447
		1,275
Total Preferred Stocks
(Cost $1,057)		1,275

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  91 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
United States – 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(3) (6) *	2,380	$—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(7) (8)	13,825,447	13,825
Total Investment Companies
(Cost $13,825)		13,825

Total Investments – 99.4%
(Cost $1,207,998)		2,014,289
Other Assets less Liabilities – 0.6%		12,954
Net Assets – 100.0%		$2,027,243

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)
Restricted security that has been deemed illiquid. At September 30, 2024, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Contra Abiomed, Inc. (Contingent Value Rights)	12/23/22	$—

(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

SPI – Standardized Precipitation Index
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	United States Dollar	697	Canadian Dollar	945	12/18/24	$3
Citibank	United States Dollar	260	Danish Krone	1,751	12/18/24	2
Citibank	United States Dollar	104	Euro	94	12/18/24	1
Citibank	United States Dollar	115	Swedish Krona	1,182	12/18/24	2
Toronto-Dominion Bank	Japanese Yen	170,800	United States Dollar	1,208	12/18/24	6
Subtotal Appreciation						14
BNP	Hong Kong Dollar	563	United States Dollar	72	12/18/24	—*
Citibank	Swiss Franc	694	United States Dollar	821	12/18/24	(5)
JPMorgan Chase	Australian Dollar	331	United States Dollar	221	12/18/24	(8)
JPMorgan Chase	British Pound	35	United States Dollar	46	12/18/24	(1)
Toronto-Dominion Bank	United States Dollar	631	Japanese Yen	88,421	12/18/24	(8)
Subtotal Depreciation						(22)
Total						$(8)

*	Amount rounds to less than one thousand.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500 (United States Dollar)	65	$18,896	Long	12/24	$399
Euro Stoxx 50 (Euro)	54	3,024	Long	12/24	90
FTSE 100 Index (British Pound)	6	665	Long	12/24	(3)
See Notes to the Financial Statements.
EQUITY FUNDS 92 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
SPI 200 Index (Australian Dollar)	3	$431	Long	12/24	$6
Topix Index (Japanese Yen)	10	1,842	Long	12/24	83
Total					$575

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$6,610	$340	$—	$6,950
Canada	60,604	—	—	60,604
Chile	395	600	—	995
China	3,337	3,354	—	6,691
Ireland	13,003	1,630	—	14,633
Singapore	412	5,180	—	5,592
United Kingdom	900	66,379	—	67,279
United States	1,425,887	20,387	—	1,446,274
All Other Countries(1)	—	390,171	—	390,171
Total Common Stocks	1,511,148	488,041	—	1,999,189
Preferred Stocks	—	1,275	—	1,275
Rights	—	—	—	—
Investment Companies	13,825	—	—	13,825
Total Investments	$1,524,973	$489,316	$—	$2,014,289
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$14	$—	$14
Futures Contracts	578	—	—	578
Liabilities
Forward Foreign Currency Exchange Contracts	—	(22)	—	(22)
Futures Contracts	(3)	—	—	(3)
Total Other Financial Instruments	$575	$(8)	$—	$567

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  93 EQUITY FUNDS

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND continued	September 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 99.9%
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	81,936	$2,357
FlexShares® Global Quality Real Estate Index Fund(1)	13,308	829
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	61,393	4,604
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	110,543	6,311
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	45,871	9,763
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	13,996	832
FlexShares® U.S. Quality Low Volatility Index Fund(1)	72,722	4,836
iShares 20+ Year Treasury Bond ETF	15,476	1,518
iShares MBS ETF	36,583	3,505
Northern Funds - Fixed Income Fund(1)	1,464,977	13,404
Northern Funds - High Yield Fixed Income Fund(1)	660,777	4,064
Northern Funds - International Equity Index Fund(1)	376,629	5,890
Northern Funds - Stock Index Fund(1)	340,947	20,181
Northern Funds - U.S. Treasury Index Fund(1)	246,850	4,883
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(1) (2)	561,298	561
Total Investment Companies
(Cost $72,598)		83,538

Total Investments – 99.9%
(Cost $72,598)		83,538
Other Assets less Liabilities – 0.1%		108
NET ASSETS – 100.0%		$83,646

(1)
Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds,
Northern Institutional Funds and FlexShares Trust.

(2)	7-day current yield as of September 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$83,538	$—	$—	$83,538
See Notes to the Financial Statements.
EQUITY FUNDS 94 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

INCOME EQUITY FUND	September 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8%
Aerospace & Defense – 1.1%
Lockheed Martin Corp.	4,025	$2,353
Banks – 2.4%
Bank of America Corp.	4,075	162
Citigroup, Inc.	36,457	2,282
Comerica, Inc.	18,050	1,081
JPMorgan Chase & Co.	7,413	1,563
		5,088
Beverages – 1.3%
Coca-Cola (The) Co.	33,937	2,438
PepsiCo, Inc.	1,810	308
		2,746
Biotechnology – 3.0%
AbbVie, Inc.	17,979	3,550
Amgen, Inc.	1,690	545
Gilead Sciences, Inc.	25,893	2,171
		6,266
Broadline Retail – 2.9%
Amazon.com, Inc.(1) *	28,316	5,276
eBay, Inc.	10,748	700
		5,976
Building Products – 0.5%
A.O. Smith Corp.	10,623	954
Capital Markets – 2.4%
Bank of New York Mellon (The) Corp.	19,308	1,387
Blue Owl Capital, Inc.	28,506	552
Invesco Ltd.	6,033	106
Janus Henderson Group PLC	16,784	639
Lazard, Inc.	13,536	682
Morgan Stanley	6,121	638
State Street Corp.	12,010	1,063
		5,067
Chemicals – 1.1%
CF Industries Holdings, Inc.	8,341	716
Linde PLC	124	59
LyondellBasell Industries N.V., Class A	9,751	935
NewMarket Corp.	311	171
Scotts Miracle-Gro (The) Co.	4,575	397
		2,278
Communications Equipment – 1.4%
Cisco Systems, Inc.	53,443	2,844
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Consumer Finance – 0.5%
Ally Financial, Inc.	14,242	$507
OneMain Holdings, Inc.	10,749	506
		1,013
Consumer Staples Distribution & Retail – 0.3%
Costco Wholesale Corp.	599	531
Containers & Packaging – 0.8%
Ardagh Metal Packaging S.A.	155,078	585
Packaging Corp. of America	5,159	1,111
		1,696
Distributors – 0.0%
Pool Corp.	26	10
Diversified Consumer Services – 0.1%
H&R Block, Inc.	4,433	282
Diversified Telecommunication Services – 1.1%
AT&T, Inc.	101,962	2,243
Electric Utilities – 2.4%
Duke Energy Corp.	14,820	1,709
Exelon Corp.	19,599	795
OGE Energy Corp.	16,312	669
Southern (The) Co.	20,939	1,888
		5,061
Electrical Equipment – 0.7%
Rockwell Automation, Inc.	3,306	888
Vertiv Holdings Co., Class A	6,366	633
		1,521
Entertainment – 0.3%
Playtika Holding Corp.	77,103	611
Financial Services – 2.5%
Berkshire Hathaway, Inc., Class B*	3,164	1,456
Corebridge Financial, Inc.	19,723	575
Equitable Holdings, Inc.	8,407	353
Fidelity National Information Services, Inc.	14,845	1,243
MGIC Investment Corp.	14,570	373
UWM Holdings Corp.	86,217	735
Visa, Inc., Class A	18	5
Western Union (The) Co.	40,360	482
		5,222
Food Products – 0.4%
General Mills, Inc.	12,288	907
Gas Utilities – 0.3%
UGI Corp.	22,261	557
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  95 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Ground Transportation – 0.8%
Old Dominion Freight Line, Inc.	4,101	$815
Union Pacific Corp.	3,814	940
		1,755
Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	8,304	947
Baxter International, Inc.	14,882	565
ResMed, Inc.	450	110
Stryker Corp.	2,519	910
		2,532
Health Care Providers & Services – 1.7%
Cardinal Health, Inc.	8,494	939
Cencora, Inc.	4,471	1,007
McKesson Corp.	413	204
UnitedHealth Group, Inc.	2,347	1,372
		3,522
Health Care Real Estate Investment Trusts – 0.3%
Omega Healthcare Investors, Inc.	15,575	634
Hotel & Resort Real Estate Investment Trusts – 0.4%
Host Hotels & Resorts, Inc.	18,824	331
Park Hotels & Resorts, Inc.	31,466	444
		775
Hotels, Restaurants & Leisure – 1.2%
McDonald's Corp.	493	150
Starbucks Corp.	19,931	1,943
Yum! Brands, Inc.	3,574	499
		2,592
Household Products – 2.4%
Clorox (The) Co.	5,464	890
Kimberly-Clark Corp.	7,991	1,137
Procter & Gamble (The) Co.	17,156	2,971
		4,998
Industrial Conglomerates – 0.8%
3M Co.	12,006	1,641
Insurance – 2.9%
Aflac, Inc.	11,753	1,314
Allstate (The) Corp.	4,738	899
MetLife, Inc.	14,328	1,182
Old Republic International Corp.	18,219	645
Principal Financial Group, Inc.	9,819	843
Prudential Financial, Inc.	9,480	1,148
		6,031
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Interactive Media & Services – 6.4%
Alphabet, Inc., Class A(1)	39,303	$6,518
Meta Platforms, Inc., Class A(1)	11,975	6,855
		13,373
IT Services – 1.7%
Accenture PLC, Class A	3,060	1,082
Cognizant Technology Solutions Corp., Class A	9,774	754
International Business Machines Corp.	8,030	1,775
		3,611
Life Sciences Tools & Services – 0.0%
Thermo Fisher Scientific, Inc.	36	22
Machinery – 1.1%
Illinois Tool Works, Inc.	5,650	1,481
Otis Worldwide Corp.	7,087	736
		2,217
Media – 1.4%
Comcast Corp., Class A	54,632	2,282
Nexstar Media Group, Inc.	507	84
Omnicom Group, Inc.	5,877	607
		2,973
Metals & Mining – 0.3%
Southern Copper Corp.	4,718	546
Mortgage Real Estate Investment Trusts – 0.6%
Annaly Capital Management, Inc.	10,183	204
Rithm Capital Corp.	50,434	573
Starwood Property Trust, Inc.	28,224	575
		1,352
Multi-Utilities – 1.7%
Consolidated Edison, Inc.	9,088	946
Dominion Energy, Inc.	20,311	1,174
Public Service Enterprise Group, Inc.	14,916	1,331
		3,451
Office Real Estate Investment Trusts – 0.3%
Highwoods Properties, Inc.	21,751	729
Oil, Gas & Consumable Fuels – 3.0%
Devon Energy Corp.	19,007	743
Diamondback Energy, Inc.	2,440	421
Exxon Mobil Corp.	41,816	4,902
Texas Pacific Land Corp.	167	148
		6,214
Personal Care Products – 0.6%
Kenvue, Inc.	51,602	1,194
See Notes to the Financial Statements.
EQUITY FUNDS 96 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Pharmaceuticals – 3.9%
Bristol-Myers Squibb Co.	42,281	$2,188
Eli Lilly & Co.	954	845
Johnson & Johnson	21,981	3,562
Merck & Co., Inc.	10,765	1,223
Royalty Pharma PLC, Class A	13,682	387
		8,205
Professional Services – 2.3%
Automatic Data Processing, Inc.	8,536	2,362
Broadridge Financial Solutions, Inc.	3,020	650
Paychex, Inc.	8,554	1,148
Robert Half, Inc.	9,838	663
		4,823
Residential Real Estate Investment Trusts – 1.3%
Camden Property Trust	6,426	794
Equity Residential	15,719	1,170
Mid-America Apartment Communities, Inc.	4,227	672
		2,636
Retail Real Estate Investment Trusts – 0.9%
Brixmor Property Group, Inc.	21,210	591
Simon Property Group, Inc.	7,533	1,273
		1,864
Semiconductors & Semiconductor Equipment – 11.6%
Applied Materials, Inc.	666	134
Broadcom, Inc.	19,384	3,344
KLA Corp.	2,284	1,769
Lam Research Corp.	2,415	1,971
Microchip Technology, Inc.	11,247	903
NVIDIA Corp.(1)	107,788	13,090
QUALCOMM, Inc.	14,822	2,520
Skyworks Solutions, Inc.	4,910	485
Texas Instruments, Inc.	101	21
		24,237
Software – 8.0%
Bentley Systems, Inc., Class B	9,540	485
Intuit, Inc.	4,025	2,500
Microsoft Corp.	29,355	12,631
Oracle Corp.	6,123	1,043
		16,659
Specialized Real Estate Investment Trusts – 1.1%
EPR Properties	10,003	490
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Specialized Real Estate Investment Trusts – 1.1%continued
Lamar Advertising Co., Class A	4,807	$642
Public Storage	3,341	1,216
		2,348
Specialty Retail – 2.9%
Bath & Body Works, Inc.	7,287	233
Best Buy Co., Inc.	5,344	552
Home Depot (The), Inc.	8,613	3,490
Lowe's Cos., Inc.	4,445	1,204
Williams-Sonoma, Inc.	3,680	570
		6,049
Technology Hardware, Storage & Peripherals – 8.7%
Apple, Inc.(1)	69,994	16,309
HP, Inc.	26,041	934
NetApp, Inc.	8,220	1,015
		18,258
Textiles, Apparel & Luxury Goods – 0.7%
Carter's, Inc.	7,334	477
Tapestry, Inc.	22,657	1,064
		1,541
Tobacco – 2.4%
Altria Group, Inc.	36,645	1,871
Philip Morris International, Inc.	26,502	3,217
		5,088
Trading Companies & Distributors – 0.7%
Fastenal Co.	14,410	1,029
MSC Industrial Direct Co., Inc., Class A	4,878	420
		1,449
Total Common Stocks
(Cost $128,809)		206,545

INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(2) (3)	2,052,678	2,053
Total Investment Companies
(Cost $2,053)		2,053

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  97 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued	September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.16%, 10/3/24(4) (5)	$115	$115
Total Short-Term Investments
(Cost $115)		115

Total Investments – 99.9%
(Cost $130,977)		208,713
Other Assets less Liabilities – 0.1%		215
NET ASSETS – 100.0%		$208,928

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Micro E-Mini S&P 500 Index	76	$2,209	Long	12/24	$47

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At September 30, 2024, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Class A, Exp. Date 10/18/24, Strike Price $190.00	(387)	$(6,418)	$(2)
Amazon.com, Inc., Exp. Date 10/18/24, Strike Price $225.00	(279)	(5,199)	(— )*
Apple, Inc., Exp. Date 10/18/24, Strike Price $260.00	(344)	(8,015)	(3)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Meta Platforms, Inc., Class A, Exp. Date 10/18/24, Strike Price $630.00	(117)	$(6,698)	$(12)
NVIDIA Corp., Exp. Date 10/18/24, Strike Price $160.00	(1,062)	(12,897)	(5)
Total Written Options Contracts			$(22)
(Premiums Received (000s) $32)

*	Amount rounds to less than one thousand.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$206,545	$—	$—	$206,545
Investment Companies	2,053	—	—	2,053
Short-Term Investments	—	115	—	115
Total Investments	$208,598	$115	$—	$208,713
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$47	$—	$—	$47
Liabilities
Written Options	(22)	—	—	(22)
Total Other Financial Instruments	$25	$—	$—	$25

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 98 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

INTERNATIONAL EQUITY FUND	September 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)
Australia – 6.5%
ANZ Group Holdings Ltd.	91,689	$1,937
Aristocrat Leisure Ltd.	17,966	727
BHP Group Ltd.	15,633	486
Cochlear Ltd.	72	14
Fortescue Ltd.	86,099	1,214
Glencore PLC*	189,832	1,087
National Australia Bank Ltd.	31,097	805
Origin Energy Ltd.	34,204	237
Rio Tinto PLC	7,529	534
Sonic Healthcare Ltd.	20,419	384
Stockland	200,061	727
Telstra Group Ltd.	291,100	782
Wesfarmers Ltd.	12,068	587
Woodside Energy Group Ltd.	195	4
		9,525
Austria – 0.6%
Erste Group Bank A.G.	6,887	378
voestalpine A.G.	19,849	517
		895
Belgium – 0.8%
Ageas S.A./N.V.	19,023	1,015
Sofina S.A.	611	172
		1,187
Brazil – 0.5%
Yara International ASA	21,770	689
Canada – 9.9%
AltaGas Ltd.	8,864	219
Canadian Imperial Bank of Commerce	16,059	985
Canadian National Railway Co.	6,872	805
Canadian Natural Resources Ltd.	52,603	1,747
Canadian Utilities Ltd., Class A	3,110	83
CGI, Inc.*	8,943	1,029
Fairfax Financial Holdings Ltd.	1,121	1,415
Fortis, Inc.	7,250	329
Gildan Activewear, Inc.	15,020	707
IGM Financial, Inc.	43,775	1,314
Imperial Oil Ltd.	4,333	305
Loblaw Cos. Ltd.	2,485	331
Manulife Financial Corp.	65,948	1,949
Nutrien Ltd.	3,100	149
Suncor Energy, Inc.	25,149	928
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
Canada – 9.9%continued
TFI International, Inc.	8,211	$1,125
West Fraser Timber Co. Ltd.	11,192	1,090
		14,510
Chile – 0.3%
Lundin Mining Corp.	37,918	397
China – 0.7%
BOC Hong Kong Holdings Ltd.	299,302	954
SITC International Holdings Co. Ltd.	10,065	27
		981
Denmark – 2.9%
AP Moller - Maersk A/S, Class B	137	230
Demant A/S*	17,419	681
Novo Nordisk A/S, Class B	14,348	1,708
Pandora A/S	7,494	1,235
ROCKWOOL A/S, Class B	1,019	479
		4,333
Finland – 1.3%
Fortum OYJ	12,452	205
Kone OYJ, Class B	6,857	410
Wartsila OYJ Abp	60,046	1,346
		1,961
France – 8.4%
Bureau Veritas S.A.	27,985	929
Capgemini S.E.	5,679	1,230
Carrefour S.A.	17,277	295
Cie Generale des Etablissements Michelin S.C.A.	4,144	168
Eiffage S.A.	2,500	241
Engie S.A.	22,092	382
Eurazeo S.E.	14,654	1,205
Hermes International S.C.A.	256	630
Ipsen S.A.	6,636	817
Klepierre S.A.	11,610	381
La Francaise des Jeux S.A.E.M.	4,118	170
L'Oreal S.A.	3,150	1,412
LVMH Moet Hennessy Louis Vuitton S.E.	237	182
Publicis Groupe S.A.	12,276	1,343
Safran S.A.	3,657	863
SEB S.A.	9,677	1,106
TotalEnergies S.E.	10,924	708
Unibail-Rodamco-Westfield*	3,595	315
Veolia Environnement S.A.	195	6
		12,383
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  99 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
Germany – 5.6%
Allianz S.E. (Registered)	146	$48
Bayerische Motoren Werke A.G.	4,359	384
Deutsche Bank A.G. (Registered)	39,118	674
Deutsche Post A.G.	25,927	1,155
E.ON S.E.	15,310	228
Fresenius Medical Care A.G.	16,485	701
Heidelberg Materials A.G.	5,442	592
Knorr-Bremse A.G.	11,646	1,035
Mercedes-Benz Group A.G.	18,771	1,213
Merck KGaA	1,307	230
Nemetschek S.E.	4,181	433
RWE A.G.	4,521	164
SAP S.E.	498	113
Scout24 S.E.	2,160	186
Siemens A.G. (Registered)	4,950	1,000
		8,156
Hong Kong – 1.7%
CK Asset Holdings Ltd.	112,992	491
CK Infrastructure Holdings Ltd.	27,739	189
CLP Holdings Ltd.	19,289	170
Futu Holdings Ltd. ADR*	11,346	1,085
Sino Land Co. Ltd.	12,556	14
Sun Hung Kai Properties Ltd.	32,486	353
Swire Pacific Ltd., Class A	2,851	24
WH Group Ltd.	255,115	202
		2,528
Ireland – 0.2%
AIB Group PLC	45,395	260
Israel – 1.8%
Bank Leumi Le-Israel B.M.	77,589	761
Check Point Software Technologies Ltd.*	7,838	1,511
ICL Group Ltd.	76,622	327
		2,599
Italy – 2.5%
Enel S.p.A.	81,220	649
Intesa Sanpaolo S.p.A.	189,613	812
Poste Italiane S.p.A.	89,558	1,257
Recordati Industria Chimica e Farmaceutica S.p.A.	4,369	247
UniCredit S.p.A.	17,500	769
		3,734
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
Japan – 19.5%
Bridgestone Corp.	17,310	$666
Canon, Inc.	13,200	433
Chubu Electric Power Co., Inc.	5,100	60
Dai-ichi Life Holdings, Inc.	8,200	211
Daito Trust Construction Co. Ltd.	4,920	598
Daiwa House Industry Co. Ltd.	19,400	610
Denso Corp.	28,000	417
Hitachi Ltd.	2,000	53
Hoya Corp.	9,700	1,343
Isuzu Motors Ltd.	89,200	1,203
ITOCHU Corp.	37,827	2,032
Japan Airlines Co. Ltd.	20,000	351
Japan Tobacco, Inc.	9,400	275
Kao Corp.	2,800	139
KDDI Corp.	54,819	1,755
Komatsu Ltd.	34,800	965
Marubeni Corp.	9,900	162
Mazda Motor Corp.	21,500	161
Mitsubishi Corp.	14,900	308
Mitsubishi UFJ Financial Group, Inc.	85,200	867
Mitsui & Co. Ltd.	32,500	724
Mitsui OSK Lines Ltd.	13,500	465
Mizuho Financial Group, Inc.	5,900	121
Nintendo Co. Ltd.	9,800	522
Nissin Foods Holdings Co. Ltd.	16,100	449
Nitto Denko Corp.	71,500	1,195
Ono Pharmaceutical Co. Ltd.	66,600	887
Oracle Corp. Japan	13,500	1,388
ORIX Corp.	7,800	181
Pan Pacific International Holdings Corp.	4,100	106
Recruit Holdings Co. Ltd.	3,500	213
Renesas Electronics Corp.	9,700	142
SCSK Corp.	12,400	256
Secom Co. Ltd.	200	7
Seven & i Holdings Co. Ltd.	7,400	111
SG Holdings Co. Ltd.	40,200	432
Shin-Etsu Chemical Co. Ltd.	6,600	276
Sompo Holdings, Inc.	62,700	1,405
Subaru Corp.	58,200	1,011
Sumitomo Corp.	22,300	499
Sumitomo Electric Industries Ltd.	31,200	501
Sumitomo Mitsui Financial Group, Inc.	64,800	1,380
Suntory Beverage & Food Ltd.	23,176	870
TIS, Inc.	20,000	509
See Notes to the Financial Statements.
EQUITY FUNDS 100 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
Japan – 19.5%continued
Tokyo Electric Power Co. Holdings, Inc.*	7,600	$34
Tokyo Electron Ltd.	7,300	1,296
Tokyo Gas Co. Ltd.	3,900	91
Toyota Motor Corp.	8,800	158
Yokogawa Electric Corp.	28,100	717
		28,555
Jordan – 0.1%
Hikma Pharmaceuticals PLC	5,503	141
Netherlands – 3.3%
ABN AMRO Bank N.V. - C.V.A.	7,390	134
Adyen N.V.*	407	637
Akzo Nobel N.V.	4,643	328
ASM International N.V.	900	593
ASML Holding N.V.	1,622	1,352
BE Semiconductor Industries N.V.	3,247	412
Koninklijke Ahold Delhaize N.V.	18,551	641
NN Group N.V.	682	34
Randstad N.V.	15,708	781
		4,912
Norway – 0.7%
Equinor ASA	2,931	75
Salmar ASA	10,845	569
Telenor ASA	25,018	320
		964
Portugal – 0.5%
Jeronimo Martins SGPS S.A.	38,959	766
Singapore – 2.2%
Oversea-Chinese Banking Corp. Ltd.	129,600	1,526
Singapore Airlines Ltd.	157,300	830
Singapore Technologies Engineering Ltd.	172,700	624
Singapore Telecommunications Ltd.	118,300	298
		3,278
Spain – 3.4%
Acciona S.A.	1,425	202
ACS Actividades de Construccion y Servicios S.A.	6,971	322
Aena S.M.E. S.A.	3,066	675
Banco Bilbao Vizcaya Argentaria S.A.	170,901	1,850
Endesa S.A.	9,664	211
Iberdrola S.A.	31,525	488
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
Spain – 3.4%continued
Industria de Diseno Textil S.A.	11,029	$653
Repsol S.A.	42,666	564
		4,965
Sweden – 2.8%
Fastighets AB Balder, Class B*	1,744	15
Hennes & Mauritz AB, Class B	67,001	1,141
Skandinaviska Enskilda Banken AB, Class A	87,184	1,334
SKF AB, Class B	24,241	482
Swedbank AB, Class A	39,750	843
Volvo AB, Class B	10,628	281
		4,096
Switzerland – 5.4%
ABB Ltd. (Registered)	35,276	2,045
Cie Financiere Richemont S.A., Class A (Registered)	2,620	415
Logitech International S.A. (Registered)	12,033	1,077
Novartis A.G. (Registered)	27,187	3,130
Sonova Holding A.G. (Registered)	2,610	937
Temenos A.G. (Registered)	4,185	293
		7,897
United Kingdom – 8.9%
3i Group PLC	33,360	1,477
Associated British Foods PLC	15,070	470
AstraZeneca PLC	2,796	436
Auto Trader Group PLC	8,070	94
BAE Systems PLC	14,518	240
Barclays PLC	550,260	1,656
Barratt Developments PLC	7,676	49
Centrica PLC	126,196	197
Coca-Cola Europacific Partners PLC	3,259	257
DCC PLC	3,380	230
HSBC Holdings PLC	88,490	794
Imperial Brands PLC	50,889	1,480
InterContinental Hotels Group PLC	4,992	546
National Grid PLC	31,777	438
NatWest Group PLC	98,543	455
Next PLC	7,445	975
RELX PLC	28,308	1,337
Rolls-Royce Holdings PLC*	41,686	294
Sage Group (The) PLC	36,781	505
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  101 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
United Kingdom – 8.9%continued
SSE PLC	2,755	$70
Tesco PLC	220,196	1,056
		13,056
United States – 6.4%
CSL Ltd.	1,208	240
GSK PLC	96,167	1,956
Holcim A.G.*	10,252	1,002
Nestle S.A. (Registered)	6,884	694
Roche Holding A.G. (Genusschein)	6,967	2,230
Sanofi S.A.	7,020	809
Shell PLC	74,982	2,444
		9,375
Total Common Stocks
(Cost $115,472)		142,143

PREFERRED STOCKS – 1.0% (1)
Germany – 1.0%
Henkel A.G. & Co. KGaA, 2.19%(2)	14,772	1,388
Total Preferred Stocks
(Cost $1,124)		1,388

INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(3) (4)	1,240,258	1,240
Total Investment Companies
(Cost $1,240)		1,240

Total Investments – 98.7%
(Cost $117,836)		144,771
Other Assets less Liabilities – 1.3%		1,910
Net Assets – 100.0%		$146,681

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Euro Stoxx 50 (Euro)	29	$1,624	Long	12/24	$35
FTSE 100 Index (British Pound)	4	443	Long	12/24	(3)
S&P/TSX 60 Index (Canadian Dollar)	1	214	Long	12/24	4
SPI 200 Index (Australian Dollar)	1	144	Long	12/24	2
Yen Denominated Nikkei 225 (Japanese Yen)	5	663	Long	12/24	34
Total					$72

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2024:
See Notes to the Financial Statements.
EQUITY FUNDS 102 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$14,510	$—	$—	$14,510
Chile	397	—	—	397
Hong Kong	1,085	1,443	—	2,528
Israel	1,511	1,088	—	2,599
United Kingdom	257	12,799	—	13,056
All Other Countries(1)	—	109,053	—	109,053
Total Common Stocks	17,760	124,383	—	142,143
Preferred Stocks	—	1,388	—	1,388
Investment Companies	1,240	—	—	1,240
Total Investments	$19,000	$125,771	$—	$144,771
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$75	$—	$—	$75
Liabilities
Futures Contracts	(3)	—	—	(3)
Total Other Financial Instruments	$72	$—	$—	$72

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  103 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)
Australia – 7.6%
Ampol Ltd.	69,745	$1,475
ANZ Group Holdings Ltd.	901,410	19,046
APA Group	401,902	2,155
Aristocrat Leisure Ltd.	172,192	6,964
ASX Ltd.	60,567	2,675
BHP Group Ltd.	1,505,021	46,796
BlueScope Steel Ltd.	128,657	1,968
Brambles Ltd.	421,235	5,552
CAR Group Ltd.	105,838	2,751
Cochlear Ltd.	19,802	3,872
Coles Group Ltd.	391,906	4,890
Commonwealth Bank of Australia	496,623	46,616
Computershare Ltd.	159,931	2,792
Dexus	327,620	1,715
Endeavour Group Ltd.	437,033	1,516
Fortescue Ltd.	507,486	7,157
Glencore PLC*	3,109,458	17,806
Goodman Group	505,851	12,989
GPT Group (The)	587,927	2,022
Insurance Australia Group Ltd.	683,685	3,486
Lottery (The) Corp. Ltd.	625,554	2,220
Macquarie Group Ltd.	106,888	17,238
Medibank Pvt Ltd.	784,945	1,986
Mineral Resources Ltd.	53,014	1,896
Mirvac Group	1,221,475	1,813
National Australia Bank Ltd.	916,360	23,731
Northern Star Resources Ltd.	332,426	3,638
Orica Ltd.	149,446	1,922
Origin Energy Ltd.	526,079	3,639
Pilbara Minerals Ltd.*	845,492	1,901
Pro Medicus Ltd.	18,061	2,233
Qantas Airways Ltd.*	258,118	1,326
QBE Insurance Group Ltd.	452,022	5,165
Ramsay Health Care Ltd.	54,502	1,571
REA Group Ltd.	16,004	2,234
Reece Ltd.	67,484	1,333
Rio Tinto Ltd.	108,440	9,655
Rio Tinto PLC	337,582	23,925
Santos Ltd.	953,036	4,645
Scentre Group	1,480,727	3,749
SEEK Ltd.	108,656	1,874
Seven Group Holdings Ltd.	56,559	1,681
Sonic Healthcare Ltd.	131,700	2,478
South32 Ltd.	1,341,164	3,509
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Australia – 7.6%continued
Stockland	691,503	$2,513
Suncorp Group Ltd.	389,702	4,890
Telstra Group Ltd.	1,163,944	3,127
Transurban Group	927,491	8,416
Treasury Wine Estates Ltd.	254,381	2,115
Vicinity Ltd.	1,191,507	1,826
Washington H Soul Pattinson & Co. Ltd.	64,896	1,563
Wesfarmers Ltd.	336,832	16,388
Westpac Banking Corp.	1,025,122	22,546
WiseTech Global Ltd.	50,474	4,810
Woodside Energy Group Ltd.	565,199	9,795
Woolworths Group Ltd.	366,522	8,426
		406,020
Austria – 0.2%
Erste Group Bank A.G.	99,075	5,436
Mondi PLC	132,563	2,524
OMV A.G.	44,400	1,899
Verbund A.G.	19,706	1,637
voestalpine A.G.	32,794	854
		12,350
Belgium – 0.8%
Ageas S.A./N.V.	46,015	2,454
Anheuser-Busch InBev S.A./N.V.	269,437	17,852
D'ieteren Group	6,713	1,420
Elia Group S.A./N.V.	7,920	906
Groupe Bruxelles Lambert N.V.	24,854	1,936
KBC Group N.V.	67,385	5,361
Lotus Bakeries N.V.	113	1,516
Sofina S.A.	4,917	1,388
Syensqo S.A.	22,305	1,977
UCB S.A.	37,486	6,760
Warehouses De Pauw - C.V.A.	56,829	1,515
		43,085
Brazil – 0.0%
Yara International ASA	44,086	1,396
Burkina Faso – 0.0%
Endeavour Mining PLC	53,786	1,272
Chile – 0.1%
Antofagasta PLC	118,614	3,203
China – 0.5%
BOC Hong Kong Holdings Ltd.	1,097,608	3,500
Prosus N.V.*	424,092	18,342
SITC International Holdings Co. Ltd.	416,000	1,110
See Notes to the Financial Statements.
EQUITY FUNDS 104 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 0.5%continued
Wharf Holdings (The) Ltd.	290,000	$828
Wilmar International Ltd.	604,700	1,573
		25,353
Denmark – 3.3%
AP Moller - Maersk A/S, Class A	880	1,426
AP Moller - Maersk A/S, Class B	1,350	2,271
Carlsberg A/S, Class B	28,345	3,377
Coloplast A/S, Class B	38,462	5,025
Danske Bank A/S	205,549	6,189
Demant A/S*	27,804	1,087
DSV A/S	50,530	10,486
Genmab A/S*	19,092	4,647
Novo Nordisk A/S, Class B	956,799	113,929
Novonesis (Novozymes) B	106,784	7,689
Orsted A/S*	57,749	3,840
Pandora A/S	24,017	3,957
ROCKWOOL A/S, Class B	2,507	1,178
Tryg A/S	104,152	2,470
Vestas Wind Systems A/S*	300,392	6,633
Zealand Pharma A/S*	19,228	2,335
		176,539
Finland – 1.0%
Elisa OYJ	40,068	2,124
Fortum OYJ	138,305	2,279
Kesko OYJ, Class B	78,296	1,672
Kone OYJ, Class B	99,575	5,957
Metso OYJ	180,411	1,933
Neste OYJ	128,750	2,502
Nokia OYJ	1,587,571	6,938
Nordea Bank Abp	930,830	10,964
Orion OYJ, Class B	29,837	1,634
Sampo OYJ, Class A	149,302	6,972
Stora Enso OYJ (Registered)	165,953	2,126
UPM-Kymmene OYJ	159,171	5,335
Wartsila OYJ Abp	155,069	3,476
		53,912
France – 9.3%
Accor S.A.	55,318	2,404
Aeroports de Paris S.A.	10,000	1,286
Air Liquide S.A.	171,643	33,150
Airbus S.E.	176,251	25,808
Alstom S.A.*	105,543	2,194
Amundi S.A.	17,965	1,343
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
France – 9.3%continued
Arkema S.A.	17,756	$1,693
AXA S.A.	537,260	20,677
BioMerieux	13,084	1,568
BNP Paribas S.A.	301,715	20,705
Bollore S.E.	207,017	1,381
Bouygues S.A.	57,784	1,935
Bureau Veritas S.A.	93,128	3,091
Capgemini S.E.	45,754	9,911
Carrefour S.A.	167,103	2,850
Cie de Saint-Gobain S.A.	135,705	12,369
Cie Generale des Etablissements Michelin S.C.A.	201,159	8,167
Covivio S.A./France	15,543	944
Credit Agricole S.A.	313,229	4,788
Danone S.A.	190,869	13,898
Dassault Aviation S.A.	6,159	1,269
Dassault Systemes S.E.	197,742	7,847
Edenred S.E.	75,936	2,881
Eiffage S.A.	21,264	2,054
Engie S.A.	540,577	9,338
EssilorLuxottica S.A.	88,306	20,925
Eurazeo S.E.	14,372	1,182
Gecina S.A.	13,737	1,583
Getlink S.E.	97,801	1,745
Hermes International S.C.A.	9,479	23,323
Ipsen S.A.	10,383	1,278
Kering S.A.	22,198	6,358
Klepierre S.A.	61,320	2,011
La Francaise des Jeux S.A.E.M.	30,490	1,255
Legrand S.A.	77,941	8,988
L'Oreal S.A.	71,404	32,011
LVMH Moet Hennessy Louis Vuitton S.E.	81,699	62,746
Orange S.A.	552,833	6,330
Pernod Ricard S.A.	61,023	9,224
Publicis Groupe S.A.	68,250	7,469
Renault S.A.	57,830	2,514
Rexel S.A.	64,830	1,878
Safran S.A.	101,015	23,835
Sartorius Stedim Biotech	8,476	1,774
SEB S.A.	8,476	969
Societe Generale S.A.	212,699	5,302
Sodexo S.A.	26,426	2,167
Teleperformance S.E.	15,701	1,629
Thales S.A.	27,508	4,369
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  105 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
France – 9.3%continued
TotalEnergies S.E.	640,738	$41,530
Unibail-Rodamco-Westfield*	35,704	3,126
Veolia Environnement S.A.	203,846	6,707
Vinci S.A.	148,237	17,344
Vivendi S.E.	224,425	2,596
		495,719
Germany – 8.4%
adidas A.G.	48,535	12,847
Allianz S.E. (Registered)	116,176	38,121
BASF S.E.	264,220	13,983
Bayer A.G. (Registered)	292,224	9,869
Bayerische Motoren Werke A.G.	96,031	8,470
Bechtle A.G.	23,857	1,066
Beiersdorf A.G.	29,139	4,385
Brenntag S.E.	38,310	2,856
Carl Zeiss Meditec A.G. (Bearer)	10,976	870
Commerzbank A.G.	296,783	5,473
Continental A.G.	33,234	2,150
Covestro A.G.*	57,141	3,560
CTS Eventim A.G. & Co. KGaA	19,345	2,010
Daimler Truck Holding A.G.	145,757	5,450
Deutsche Bank A.G. (Registered)	568,098	9,793
Deutsche Boerse A.G.	56,234	13,187
Deutsche Lufthansa A.G. (Registered)	162,312	1,189
Deutsche Post A.G.	302,074	13,452
Deutsche Telekom A.G. (Registered)	1,036,234	30,436
E.ON S.E.	666,301	9,908
Evonik Industries A.G.	80,937	1,892
Fresenius Medical Care A.G.	59,889	2,547
Fresenius S.E. & Co. KGaA*	127,867	4,869
GEA Group A.G.	45,630	2,232
Hannover Rueck S.E.	17,911	5,105
Heidelberg Materials A.G.	40,354	4,386
Henkel A.G. & Co. KGaA	31,181	2,652
Infineon Technologies A.G.	390,905	13,681
Knorr-Bremse A.G.	20,347	1,809
LEG Immobilien S.E.	22,534	2,350
Mercedes-Benz Group A.G.	222,041	14,352
Merck KGaA	38,809	6,833
MTU Aero Engines A.G.	15,727	4,902
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	39,719	21,854
Nemetschek S.E.	18,132	1,877
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Germany – 8.4%continued
Puma S.E.	29,826	$1,245
Rational A.G.	1,462	1,490
Rheinmetall A.G.	13,074	7,068
RWE A.G.	188,015	6,839
SAP S.E.	310,105	70,444
Scout24 S.E.	21,718	1,868
Siemens A.G. (Registered)	225,732	45,587
Siemens Energy A.G.*	192,819	7,102
Siemens Healthineers A.G.	83,718	5,020
Symrise A.G.	39,635	5,480
Talanx A.G.	17,775	1,496
Vonovia S.E.	223,880	8,159
Zalando S.E.*	68,429	2,258
		444,472
Hong Kong – 1.8%
AIA Group Ltd.	3,306,286	29,237
CK Asset Holdings Ltd.	565,638	2,458
CK Infrastructure Holdings Ltd.	199,353	1,358
CLP Holdings Ltd.	478,014	4,215
Futu Holdings Ltd. ADR*	16,716	1,599
Hang Seng Bank Ltd.	218,779	2,721
Henderson Land Development Co. Ltd.	419,929	1,319
HKT Trust & HKT Ltd.	1,110,220	1,421
Hong Kong & China Gas Co. Ltd.	3,481,005	2,836
Hong Kong Exchanges & Clearing Ltd.	358,396	14,628
Hongkong Land Holdings Ltd.	318,900	1,170
Jardine Matheson Holdings Ltd.	47,000	1,836
Link REIT	744,478	3,721
MTR Corp. Ltd.	445,136	1,663
Power Assets Holdings Ltd.	428,817	2,747
Prudential PLC	823,847	7,685
Sino Land Co. Ltd.	1,200,627	1,317
Sun Hung Kai Properties Ltd.	440,758	4,787
Swire Pacific Ltd., Class A	119,051	1,020
Techtronic Industries Co. Ltd.	406,333	6,160
WH Group Ltd.	2,559,213	2,024
Wharf Real Estate Investment Co. Ltd.	484,766	1,715
		97,637
Ireland – 0.4%
AerCap Holdings N.V.	56,348	5,337
AIB Group PLC	522,232	2,994
Bank of Ireland Group PLC	311,948	3,490
Irish Bank Resolution Corp. Ltd.(2) *	99,788	—
See Notes to the Financial Statements.
EQUITY FUNDS 106 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Ireland – 0.4%continued
Kerry Group PLC, Class A	45,587	$4,726
Kingspan Group PLC	45,195	4,254
		20,801
Israel – 0.6%
Azrieli Group Ltd.	13,152	917
Bank Hapoalim B.M.	365,355	3,664
Bank Leumi Le-Israel B.M.	438,289	4,297
Check Point Software Technologies Ltd.*	26,295	5,070
Elbit Systems Ltd.	8,123	1,615
Global-e Online Ltd.*	30,701	1,180
ICL Group Ltd.	224,099	956
Israel Discount Bank Ltd., Class A	365,397	2,048
Mizrahi Tefahot Bank Ltd.	50,140	1,962
Nice Ltd.*	18,226	3,168
Teva Pharmaceutical Industries Ltd. ADR*	335,581	6,047
Wix.com Ltd.*	16,025	2,679
		33,603
Italy – 2.5%
Amplifon S.p.A.	36,249	1,042
Banco BPM S.p.A.	378,050	2,554
Coca-Cola HBC A.G. - CDI*	63,586	2,265
Davide Campari-Milano N.V.	191,796	1,625
DiaSorin S.p.A.	7,714	901
Enel S.p.A.	2,414,443	19,295
Eni S.p.A.	682,528	10,443
Ferrari N.V.	37,410	17,523
FinecoBank Banca Fineco S.p.A.	176,146	3,020
Generali	307,142	8,879
Infrastrutture Wireless Italiane S.p.A.	96,117	1,183
Intesa Sanpaolo S.p.A.	4,316,172	18,475
Leonardo S.p.A.	126,534	2,824
Mediobanca Banca di Credito Finanziario S.p.A.	153,436	2,620
Moncler S.p.A.	66,265	4,207
Nexi S.p.A.*	165,879	1,127
Poste Italiane S.p.A.	128,609	1,805
Prysmian S.p.A.	82,373	5,989
Recordati Industria Chimica e Farmaceutica S.p.A.	31,059	1,758
Snam S.p.A.	601,338	3,061
Telecom Italia S.p.A.*	3,038,534	845
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Italy – 2.5%continued
Terna - Rete Elettrica Nazionale	406,033	$3,658
UniCredit S.p.A.	436,768	19,194
		134,293
Japan – 21.9%
Advantest Corp.	229,400	10,900
Aeon Co. Ltd.	191,200	5,196
AGC, Inc.	56,900	1,846
Aisin Corp.	158,100	1,743
Ajinomoto Co., Inc.	137,300	5,307
ANA Holdings, Inc.	42,900	918
Asahi Group Holdings Ltd.	434,100	5,686
Asahi Kasei Corp.	369,100	2,788
Asics Corp.	206,100	4,318
Astellas Pharma, Inc.	529,700	6,080
Bandai Namco Holdings, Inc.	174,200	3,982
Bridgestone Corp.	173,700	6,680
Brother Industries Ltd.	72,700	1,413
Canon, Inc.	275,900	9,061
Capcom Co. Ltd.	105,800	2,460
Central Japan Railway Co.	223,200	5,165
Chiba Bank (The) Ltd.	154,400	1,244
Chubu Electric Power Co., Inc.	191,700	2,247
Chugai Pharmaceutical Co. Ltd.	199,865	9,666
Concordia Financial Group Ltd.	323,500	1,793
Dai Nippon Printing Co. Ltd.	122,800	2,187
Daifuku Co. Ltd.	99,700	1,927
Dai-ichi Life Holdings, Inc.	269,900	6,953
Daiichi Sankyo Co. Ltd.	548,900	18,046
Daikin Industries Ltd.	77,900	10,939
Daito Trust Construction Co. Ltd.	16,400	1,992
Daiwa House Industry Co. Ltd.	170,200	5,350
Daiwa Securities Group, Inc.	407,000	2,896
Denso Corp.	565,400	8,416
Dentsu Group, Inc.	62,318	1,918
Disco Corp.	27,000	7,140
East Japan Railway Co.	276,436	5,495
Eisai Co. Ltd.	76,800	2,858
ENEOS Holdings, Inc.	868,297	4,727
FANUC Corp.	285,100	8,332
Fast Retailing Co. Ltd.	56,400	18,686
Fuji Electric Co. Ltd.	40,800	2,465
FUJIFILM Holdings Corp.	333,900	8,613
Fujitsu Ltd.	488,400	10,019
Hamamatsu Photonics K.K.	82,540	1,079
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  107 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 21.9%continued
Hankyu Hanshin Holdings, Inc.	67,600	$2,085
Hikari Tsushin, Inc.	4,800	1,068
Hitachi Construction Machinery Co. Ltd.	29,900	725
Hitachi Ltd.	1,374,000	36,299
Honda Motor Co. Ltd.	1,320,100	13,933
Hoshizaki Corp.	29,200	1,017
Hoya Corp.	103,800	14,373
Hulic Co. Ltd.	108,100	1,097
Ibiden Co. Ltd.	34,300	1,063
Idemitsu Kosan Co. Ltd.	278,840	2,002
Inpex Corp.	281,500	3,819
Isuzu Motors Ltd.	181,900	2,454
ITOCHU Corp.	355,200	19,082
Japan Airlines Co. Ltd.	42,200	741
Japan Exchange Group, Inc.	289,200	3,754
Japan Post Bank Co. Ltd.	444,700	4,155
Japan Post Holdings Co. Ltd.	576,700	5,504
Japan Post Insurance Co. Ltd.	61,200	1,113
Japan Real Estate Investment Corp.	359	1,427
Japan Tobacco, Inc.	360,900	10,543
JFE Holdings, Inc.	170,500	2,282
Kajima Corp.	122,400	2,290
Kansai Electric Power (The) Co., Inc.	207,600	3,435
Kao Corp.	140,100	6,943
Kawasaki Kisen Kaisha Ltd.	115,500	1,792
KDDI Corp.	451,800	14,462
Keisei Electric Railway Co. Ltd.	37,600	1,121
Keyence Corp.	57,656	27,597
Kikkoman Corp.	198,500	2,257
Kirin Holdings Co. Ltd.	230,800	3,517
Kobe Bussan Co. Ltd.	42,600	1,341
Kokusai Electric Corp.	42,800	957
Komatsu Ltd.	277,200	7,689
Konami Group Corp.	30,000	3,045
Kubota Corp.	306,600	4,352
Kyocera Corp.	389,800	4,523
Kyowa Kirin Co. Ltd.	73,200	1,290
Lasertec Corp.	24,200	4,009
LY Corp.	802,500	2,343
M3, Inc.	125,700	1,263
Makita Corp.	67,500	2,284
Marubeni Corp.	418,700	6,869
MatsukiyoCocokara & Co.	106,600	1,752
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 21.9%continued
Mazda Motor Corp.	178,900	$1,341
McDonald's Holdings Co. Japan Ltd.	26,400	1,257
MEIJI Holdings Co. Ltd.	68,152	1,704
MINEBEA MITSUMI, Inc.	110,100	2,172
Mitsubishi Chemical Group Corp.	389,000	2,499
Mitsubishi Corp.	988,000	20,418
Mitsubishi Electric Corp.	561,800	9,054
Mitsubishi Estate Co. Ltd.	339,300	5,357
Mitsubishi HC Capital, Inc.	249,000	1,758
Mitsubishi Heavy Industries Ltd.	948,500	14,095
Mitsubishi UFJ Financial Group, Inc.	3,291,995	33,513
Mitsui & Co. Ltd.	769,100	17,127
Mitsui Chemicals, Inc.	48,000	1,276
Mitsui Fudosan Co. Ltd.	799,900	7,493
Mitsui OSK Lines Ltd.	99,800	3,438
Mizuho Financial Group, Inc.	709,618	14,586
MonotaRO Co. Ltd.	75,900	1,263
MS&AD Insurance Group Holdings, Inc.	380,129	8,869
Murata Manufacturing Co. Ltd.	499,273	9,806
NEC Corp.	73,300	7,060
Nexon Co. Ltd.	101,800	2,023
Nidec Corp.	247,600	5,205
Nintendo Co. Ltd.	307,300	16,384
Nippon Building Fund, Inc.	2,170	1,992
Nippon Paint Holdings Co. Ltd.	286,100	2,192
Nippon Prologis REIT, Inc.	702	1,203
Nippon Sanso Holdings Corp.	49,200	1,795
Nippon Steel Corp.	250,461	5,592
Nippon Telegraph & Telephone Corp.	8,941,300	9,151
Nippon Yusen K.K.	138,000	5,034
Nissan Motor Co. Ltd.	689,200	1,941
Nissin Foods Holdings Co. Ltd.	62,600	1,746
Nitori Holdings Co. Ltd.	23,600	3,579
Nitto Denko Corp.	210,000	3,510
Nomura Holdings, Inc.	890,000	4,661
Nomura Real Estate Holdings, Inc.	37,200	996
Nomura Research Institute Ltd.	113,822	4,209
NTT Data Group Corp.	192,200	3,458
Obayashi Corp.	188,400	2,388
Obic Co. Ltd.	98,000	3,447
Olympus Corp.	355,700	6,751
Omron Corp.	51,200	2,343
Ono Pharmaceutical Co. Ltd.	120,600	1,606
See Notes to the Financial Statements.
EQUITY FUNDS 108 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 21.9%continued
Oracle Corp. Japan	12,400	$1,275
Oriental Land Co. Ltd.	326,000	8,412
ORIX Corp.	348,400	8,089
Osaka Gas Co. Ltd.	108,000	2,427
Otsuka Corp.	68,400	1,687
Otsuka Holdings Co. Ltd.	123,515	6,966
Pan Pacific International Holdings Corp.	110,100	2,842
Panasonic Corp.	701,900	6,096
Rakuten Group, Inc.*	456,100	2,953
Recruit Holdings Co. Ltd.	440,100	26,806
Renesas Electronics Corp.	494,600	7,217
Resona Holdings, Inc.	638,910	4,455
Ricoh Co. Ltd.	163,800	1,765
Rohm Co. Ltd.	102,100	1,146
SBI Holdings, Inc.	83,660	1,928
SCREEN Holdings Co. Ltd.	23,600	1,657
SCSK Corp.	45,500	940
Secom Co. Ltd.	122,800	4,536
Seiko Epson Corp.	87,500	1,614
Sekisui Chemical Co. Ltd.	115,900	1,806
Sekisui House Ltd.	181,800	5,060
Seven & i Holdings Co. Ltd.	655,300	9,813
SG Holdings Co. Ltd.	99,200	1,065
Shimadzu Corp.	71,600	2,388
Shimano, Inc.	22,400	4,247
Shin-Etsu Chemical Co. Ltd.	533,800	22,327
Shionogi & Co. Ltd.	228,000	3,266
Shiseido Co. Ltd.	120,100	3,255
Shizuoka Financial Group, Inc.	136,800	1,189
SMC Corp.	17,100	7,609
SoftBank Corp.	8,516,000	11,120
SoftBank Group Corp.	305,400	18,029
Sompo Holdings, Inc.	282,535	6,330
Sony Group Corp.	1,851,000	35,949
Subaru Corp.	183,800	3,194
SUMCO Corp.	101,400	1,096
Sumitomo Corp.	315,200	7,048
Sumitomo Electric Industries Ltd.	208,400	3,344
Sumitomo Metal Mining Co. Ltd.	74,800	2,244
Sumitomo Mitsui Financial Group, Inc.	1,111,926	23,673
Sumitomo Mitsui Trust Group, Inc.	198,838	4,721
Sumitomo Realty & Development Co. Ltd.	86,000	2,891
Suntory Beverage & Food Ltd.	41,500	1,558
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 21.9%continued
Suzuki Motor Corp.	458,500	$5,118
Sysmex Corp.	154,294	3,045
T&D Holdings, Inc.	143,800	2,512
Taisei Corp.	46,700	2,044
Takeda Pharmaceutical Co. Ltd.	467,966	13,383
TDK Corp.	580,000	7,402
Terumo Corp.	399,700	7,539
TIS, Inc.	63,600	1,620
Toho Co. Ltd.	30,500	1,236
Tokio Marine Holdings, Inc.	556,900	20,430
Tokyo Electric Power Co. Holdings, Inc.*	461,000	2,052
Tokyo Electron Ltd.	132,800	23,581
Tokyo Gas Co. Ltd.	109,200	2,541
Tokyu Corp.	151,500	1,957
TOPPAN Holdings, Inc.	70,500	2,090
Toray Industries, Inc.	427,700	2,518
TOTO Ltd.	44,400	1,651
Toyota Industries Corp.	44,500	3,435
Toyota Motor Corp.	3,047,020	54,575
Toyota Tsusho Corp.	195,000	3,527
Trend Micro, Inc.	39,000	2,312
Unicharm Corp.	121,800	4,393
West Japan Railway Co.	130,200	2,474
Yakult Honsha Co. Ltd.	79,200	1,830
Yamaha Motor Co. Ltd.	235,600	2,111
Yaskawa Electric Corp.	68,300	2,390
Yokogawa Electric Corp.	68,900	1,759
Zensho Holdings Co. Ltd.	29,700	1,641
ZOZO, Inc.	37,000	1,345
		1,166,034
Jordan – 0.0%
Hikma Pharmaceuticals PLC	46,136	1,179
Luxembourg – 0.1%
ArcelorMittal S.A.	140,593	3,690
Eurofins Scientific S.E.	39,427	2,499
		6,189
Macau – 0.1%
Galaxy Entertainment Group Ltd.	669,148	3,318
Sands China Ltd.*	716,299	1,810
		5,128
Netherlands – 4.3%
ABN AMRO Bank N.V. - C.V.A.	129,350	2,336
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  109 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Netherlands – 4.3%continued
Adyen N.V.*	6,451	$10,103
Aegon Ltd.	420,282	2,701
Akzo Nobel N.V.	49,277	3,476
Argenx S.E.*	17,628	9,541
ASM International N.V.	14,094	9,288
ASML Holding N.V.	118,704	98,957
ASR Nederland N.V.	47,143	2,312
BE Semiconductor Industries N.V.	23,418	2,974
Euronext N.V.	24,861	2,699
EXOR N.V.	29,135	3,123
Heineken Holding N.V.	38,306	2,893
Heineken N.V.	85,272	7,561
IMCD N.V.	16,380	2,848
ING Groep N.V.	989,447	17,996
JDE Peet's N.V.	39,776	831
Koninklijke Ahold Delhaize N.V.	279,112	9,644
Koninklijke KPN N.V.	1,186,726	4,847
Koninklijke Philips N.V.*	241,105	7,901
NN Group N.V.	78,952	3,938
OCI N.V.	31,429	894
Randstad N.V.	30,011	1,492
Universal Music Group N.V.	243,929	6,387
Wolters Kluwer N.V.	74,328	12,528
		227,270
New Zealand – 0.3%
Auckland International Airport Ltd.	409,823	1,942
Fisher & Paykel Healthcare Corp. Ltd.	172,097	3,800
Mercury NZ Ltd.	223,254	913
Meridian Energy Ltd.	432,059	1,630
Spark New Zealand Ltd.	528,543	1,018
Xero Ltd.*	43,492	4,512
		13,815
Norway – 0.5%
Aker BP ASA	93,489	2,011
DNB Bank ASA	271,539	5,570
Equinor ASA	253,185	6,417
Gjensidige Forsikring ASA	59,937	1,122
Kongsberg Gruppen ASA	26,451	2,592
Mowi ASA	131,854	2,371
Norsk Hydro ASA	438,816	2,852
Orkla ASA	200,960	1,894
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Norway – 0.5%continued
Salmar ASA	18,128	$951
Telenor ASA	186,054	2,381
		28,161
Poland – 0.0%
InPost S.A.*	60,173	1,136
Portugal – 0.2%
Banco Espirito Santo S.A. (Registered)(2) *	882,815	—
EDP S.A.	914,454	4,178
Galp Energia SGPS S.A.	136,997	2,572
Jeronimo Martins SGPS S.A.	81,740	1,607
		8,357
Singapore – 1.5%
CapitaLand Ascendas REIT	1,121,392	2,491
CapitaLand Integrated Commercial Trust	1,685,216	2,783
CapitaLand Investment Ltd.	717,062	1,744
DBS Group Holdings Ltd.	587,106	17,437
Genting Singapore Ltd.	1,704,380	1,161
Grab Holdings Ltd., Class A*	589,553	2,240
Keppel Ltd.	435,850	2,248
Oversea-Chinese Banking Corp. Ltd.	1,010,051	11,894
Sea Ltd. ADR*	109,786	10,351
Sembcorp Industries Ltd.	264,100	1,135
Singapore Airlines Ltd.	452,835	2,390
Singapore Exchange Ltd.	260,700	2,316
Singapore Technologies Engineering Ltd.	440,300	1,592
Singapore Telecommunications Ltd.	2,222,025	5,593
STMicroelectronics N.V.	203,977	6,077
United Overseas Bank Ltd.	378,549	9,499
		80,951
South Africa – 0.2%
Anglo American PLC	380,880	12,379
South Korea – 0.1%
Delivery Hero S.E.*	53,599	2,171
Spain – 2.7%
Acciona S.A.	7,195	1,019
ACS Actividades de Construccion y Servicios S.A.	56,344	2,602
Aena S.M.E. S.A.	23,020	5,066
Amadeus IT Group S.A.	133,790	9,657
Banco Bilbao Vizcaya Argentaria S.A.	1,707,628	18,485
See Notes to the Financial Statements.
EQUITY FUNDS 110 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Spain – 2.7%continued
Banco de Sabadell S.A.	1,595,037	$3,383
Banco Santander S.A.	4,583,427	23,423
CaixaBank S.A.	1,104,717	6,585
Cellnex Telecom S.A.*	160,669	6,510
EDP Renovaveis S.A.	99,038	1,732
Endesa S.A.	93,555	2,044
Grifols S.A.*	90,080	1,023
Iberdrola S.A.	1,806,099	27,943
Industria de Diseno Textil S.A.	322,026	19,060
Redeia Corp. S.A.	115,354	2,244
Repsol S.A.	358,393	4,743
Telefonica S.A.	1,204,229	5,888
		141,407
Sweden – 3.3%
AddTech AB, Class B	78,752	2,361
Alfa Laval AB	89,482	4,297
Assa Abloy AB, Class B	299,988	10,100
Atlas Copco AB, Class A	807,125	15,615
Atlas Copco AB, Class B	462,419	7,915
Beijer Ref AB	108,676	1,794
Boliden AB	80,272	2,723
Epiroc AB, Class A	187,659	4,056
Epiroc AB, Class B	116,644	2,210
EQT AB	112,727	3,862
Essity AB, Class B	185,466	5,788
Evolution AB	52,767	5,186
Fastighets AB Balder, Class B*	200,895	1,765
Getinge AB, Class B	65,711	1,418
Hennes & Mauritz AB, Class B	169,465	2,885
Hexagon AB, Class B	627,029	6,767
Holmen AB, Class B	24,912	1,078
Husqvarna AB, Class B	103,913	729
Industrivarden AB, Class A	35,290	1,305
Industrivarden AB, Class C	50,610	1,862
Indutrade AB	84,656	2,633
Investment AB Latour, Class B	43,691	1,364
Investor AB, Class B	509,346	15,688
L E Lundbergforetagen AB, Class B	22,433	1,284
Lifco AB, Class B	65,245	2,148
Nibe Industrier AB, Class B	437,307	2,400
Saab AB, Class B	94,747	2,016
Sagax AB, Class B	62,226	1,773
Sandvik AB	319,465	7,139
Securitas AB, Class B	141,031	1,791
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Sweden – 3.3%continued
Skandinaviska Enskilda Banken AB, Class A	479,871	$7,342
Skanska AB, Class B	97,142	2,028
SKF AB, Class B	104,939	2,088
Svenska Cellulosa AB S.C.A., Class B	184,905	2,694
Svenska Handelsbanken AB, Class A	441,935	4,539
Swedbank AB, Class A	250,090	5,306
Swedish Orphan Biovitrum AB*	56,242	1,812
Tele2 AB, Class B	155,872	1,763
Telefonaktiebolaget LM Ericsson, Class B	829,546	6,270
Telia Co. AB	719,923	2,328
Trelleborg AB, Class B	64,049	2,461
Volvo AB, Class A	53,463	1,427
Volvo AB, Class B	471,862	12,474
Volvo Car AB, Class B*	208,487	573
		175,057
Switzerland – 6.2%
ABB Ltd. (Registered)	467,422	27,095
Adecco Group A.G. (Registered)	48,338	1,645
Avolta A.G.*	28,300	1,200
Bachem Holding A.G.	9,370	790
Baloise Holding A.G. (Registered)	13,216	2,696
Banque Cantonale Vaudoise (Registered)	8,446	872
Barry Callebaut A.G. (Registered)	997	1,847
BKW A.G.	5,956	1,080
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	294	3,796
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	33	4,206
Cie Financiere Richemont S.A., Class A (Registered)	159,145	25,231
Clariant A.G. (Registered)*	61,024	925
DSM-Firmenich A.G.	54,858	7,554
EMS-Chemie Holding A.G. (Registered)	1,925	1,617
Galderma Group A.G.*	17,880	1,661
Geberit A.G. (Registered)	9,745	6,361
Givaudan S.A. (Registered)	2,766	15,172
Helvetia Holding A.G. (Registered)	11,834	2,045
Julius Baer Group Ltd.	63,760	3,842
Kuehne + Nagel International A.G. (Registered)	14,529	3,964
Logitech International S.A. (Registered)	46,282	4,141
Lonza Group A.G. (Registered)	21,447	13,568
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  111 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Switzerland – 6.2%continued
Novartis A.G. (Registered)	586,187	$67,479
Partners Group Holding A.G.	6,861	10,319
Sandoz Group A.G.	122,449	5,106
Schindler Holding A.G. (Participation Certificate)	11,725	3,438
Schindler Holding A.G. (Registered)	6,872	1,956
SGS S.A. (Registered)	45,706	5,100
SIG Group A.G.*	93,263	2,082
Sika A.G. (Registered)	45,126	14,971
Sonova Holding A.G. (Registered)	15,012	5,392
Straumann Holding A.G. (Registered)	32,938	5,407
Swatch Group (The) A.G. (Bearer)	8,858	1,901
Swatch Group (The) A.G. (Registered)	12,980	557
Swiss Life Holding A.G. (Registered)	8,678	7,250
Swiss Prime Site A.G. (Registered)	22,458	2,518
Swisscom A.G. (Registered)	7,544	4,928
Temenos A.G. (Registered)	17,485	1,224
UBS Group A.G. (Registered)	975,898	30,131
VAT Group A.G.	8,292	4,228
Zurich Insurance Group A.G.	43,760	26,397
		331,692
United Kingdom – 10.7%
3i Group PLC	288,709	12,782
Admiral Group PLC	77,407	2,887
Ashtead Group PLC	129,717	10,069
Associated British Foods PLC	103,324	3,224
AstraZeneca PLC	460,889	71,790
Auto Trader Group PLC	262,121	3,043
Aviva PLC	774,672	5,021
BAE Systems PLC	909,043	15,048
Barclays PLC	4,365,647	13,138
Barratt Developments PLC	411,538	2,639
Berkeley Group Holdings PLC	29,593	1,870
British American Tobacco PLC	591,889	21,584
BT Group PLC	1,955,475	3,874
Bunzl PLC	100,140	4,738
Centrica PLC	1,530,383	2,388
CK Hutchison Holdings Ltd.	820,138	4,656
Coca-Cola Europacific Partners PLC	63,033	4,964
Compass Group PLC	503,740	16,140
Croda International PLC	37,662	2,129
DCC PLC	30,428	2,074
Diageo PLC	659,346	23,006
Entain PLC	183,507	1,874
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
United Kingdom – 10.7%continued
Halma PLC	111,860	$3,906
Hargreaves Lansdown PLC	108,288	1,615
HSBC Holdings PLC	5,500,314	49,335
Imperial Brands PLC	238,423	6,935
Informa PLC	395,520	4,345
InterContinental Hotels Group PLC	47,519	5,193
Intertek Group PLC	49,229	3,403
J Sainsbury PLC	489,546	1,937
JD Sports Fashion PLC	779,073	1,610
Kingfisher PLC	538,362	2,323
Land Securities Group PLC	194,068	1,692
Legal & General Group PLC	1,732,353	5,240
Lloyds Banking Group PLC	18,470,584	14,504
London Stock Exchange Group PLC	141,606	19,362
M&G PLC	659,074	1,829
Melrose Industries PLC	387,074	2,368
National Grid PLC	1,436,882	19,808
NatWest Group PLC	2,005,809	9,267
Next PLC	36,499	4,781
Pearson PLC	176,835	2,398
Persimmon PLC	98,517	2,163
Phoenix Group Holdings PLC	215,294	1,614
Reckitt Benckiser Group PLC	209,865	12,852
RELX PLC	554,576	26,201
Rentokil Initial PLC	756,046	3,710
Rolls-Royce Holdings PLC*	2,523,384	17,821
Sage Group (The) PLC	305,556	4,193
Schroders PLC	246,592	1,153
Segro PLC	377,014	4,413
Severn Trent PLC	77,766	2,748
Smith & Nephew PLC	252,864	3,931
Smiths Group PLC	108,816	2,444
Spirax Group PLC	22,021	2,219
SSE PLC	322,497	8,129
Standard Chartered PLC	652,138	6,935
Taylor Wimpey PLC	1,022,628	2,251
Tesco PLC	2,048,063	9,819
Unilever PLC	740,993	47,988
United Utilities Group PLC	211,020	2,953
Vodafone Group PLC	6,844,568	6,870
Whitbread PLC	52,678	2,211
Wise PLC, Class A*	203,653	1,837
WPP PLC	318,196	3,252
		568,496
See Notes to the Financial Statements.
EQUITY FUNDS 112 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
United States – 8.9%
Alcon, Inc.	148,148	$14,813
BP PLC	4,906,345	25,880
CSL Ltd.	143,313	28,427
CyberArk Software Ltd.*	13,088	3,817
Experian PLC	274,302	14,451
Ferrovial S.E.	158,597	6,827
GSK PLC	1,232,856	25,076
Haleon PLC	2,168,211	11,339
Holcim A.G.*	154,086	15,065
James Hardie Industries PLC - CDI*	126,805	5,076
Monday.com Ltd.*	10,949	3,041
Nestle S.A. (Registered)	778,150	78,424
QIAGEN N.V.*	68,301	3,071
Roche Holding A.G. (Bearer)	9,527	3,258
Roche Holding A.G. (Genusschein)	208,887	66,868
Sanofi S.A.	338,880	39,044
Schneider Electric S.E.	162,199	42,912
Shell PLC	1,871,596	61,001
Stellantis N.V.	638,112	8,831
Swiss Re A.G.	90,759	12,537
Tenaris S.A.	137,935	2,189
		471,947
Total Common Stocks
(Cost $2,970,751)		5,191,024

PREFERRED STOCKS – 0.4% (1)
Germany – 0.4%
Bayerische Motoren Werke A.G., 8.11%(3)	18,896	1,563
Dr. Ing hc F Porsche A.G., 3.23%(3)	32,836	2,613
Henkel A.G. & Co. KGaA, 2.19%(3)	51,212	4,812
Porsche Automobil Holding S.E., 6.24%(3)	44,397	2,031
Sartorius A.G., 0.29%(3)	7,623	2,136
Volkswagen A.G., 9.55%(3)	61,822	6,541
		19,696
Total Preferred Stocks
(Cost $17,847)		19,696

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
iShares Core MSCI EAFE ETF	599,000	$46,752
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(4) (5)	10,588,629	10,589
Total Investment Companies
(Cost $53,237)		57,341

Total Investments – 99.0%
(Cost $3,041,835)		5,268,061
Other Assets less Liabilities – 1.0%		53,734
Net Assets – 100.0%		$5,321,795

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	United States Dollar	3,469	British Pound	2,655	12/18/24	$80
BNP	United States Dollar	4,322	Euro	3,900	12/18/24	33
Morgan Stanley	United States Dollar	1,165	Swedish Krona	11,980	12/18/24	19
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  113 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued	September 30, 2024 (UNAUDITED)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Toronto-Dominion Bank	Japanese Yen	1,007,000	United States Dollar	7,120	12/18/24	$36
Subtotal Appreciation						168
Citibank	Swiss Franc	1,800	United States Dollar	2,132	12/18/24	(14)
Citibank	United States Dollar	7,575	Japanese Yen	1,061,900	12/18/24	(104)
Toronto-Dominion Bank	United States Dollar	1,906	Euro	1,700	12/18/24	(7)
Subtotal Depreciation						(125)
Total						$43
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Euro Stoxx 50 (Euro)	450	$25,196	Long	12/24	$644
FTSE 100 Index (British Pound)	125	13,852	Long	12/24	(80)
Hang Seng Index (Hong Kong Dollar)	9	1,232	Long	10/24	131
SPI 200 Index (Australian Dollar)	49	7,034	Long	12/24	83
Topix Index (Japanese Yen)	83	15,289	Long	12/24	558
Total					$1,336

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Hong Kong	$1,599	$96,038	$—	$97,637
Ireland	5,337	15,464	—	20,801
Israel	14,976	18,627	—	33,603
Singapore	12,591	68,360	—	80,951
United Kingdom	4,964	563,532	—	568,496
United States	6,858	465,089	—	471,947
All Other Countries(1)	—	3,917,589	—	3,917,589
Total Common Stocks	46,325	5,144,699	—	5,191,024
Preferred Stocks	—	19,696	—	19,696
Investment Companies	57,341	—	—	57,341
Total Investments	$103,666	$5,164,395	$—	$5,268,061
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$168	$—	$168
Futures Contracts	1,416	—	—	1,416
Liabilities
Forward Foreign Currency Exchange Contracts	—	(125)	—	(125)
Futures Contracts	(80)	—	—	(80)
Total Other Financial Instruments	$1,336	$43	$—	$1,379

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 114 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

LARGE CAP CORE FUND	September 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8%
Aerospace & Defense – 1.2%
General Electric Co.	3,600	$679
Lockheed Martin Corp.	5,183	3,030
		3,709
Air Freight & Logistics – 0.6%
United Parcel Service, Inc., Class B	14,103	1,923
Automobiles – 0.8%
General Motors Co.	847	38
Tesla, Inc.*	7,836	2,050
Thor Industries, Inc.	2,913	320
		2,408
Banks – 3.1%
Bank of America Corp.	59,404	2,357
Citigroup, Inc.	30,164	1,889
JPMorgan Chase & Co.	23,362	4,926
Wells Fargo & Co.	1,594	90
		9,262
Beverages – 0.6%
Coca-Cola (The) Co.	23,577	1,694
PepsiCo, Inc.	643	110
		1,804
Biotechnology – 1.2%
AbbVie, Inc.	8,970	1,772
Amgen, Inc.	5,767	1,858
		3,630
Broadline Retail – 4.0%
Amazon.com, Inc.*	51,874	9,665
eBay, Inc.	36,780	2,395
		12,060
Building Products – 0.8%
A.O. Smith Corp.	8	1
Masco Corp.	28,181	2,365
		2,366
Capital Markets – 3.0%
Affiliated Managers Group, Inc.	5,846	1,039
Bank of New York Mellon (The) Corp.	35,408	2,544
Goldman Sachs Group (The), Inc.	5,947	2,944
Janus Henderson Group PLC	3,749	143
Morgan Stanley	421	44
State Street Corp.	24,760	2,191
		8,905
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Chemicals – 0.7%
Celanese Corp.	4,405	$599
LyondellBasell Industries N.V., Class A	16,368	1,570
		2,169
Communications Equipment – 0.9%
Cisco Systems, Inc.	50,656	2,696
Construction & Engineering – 0.1%
EMCOR Group, Inc.	628	270
Construction Materials – 0.3%
Eagle Materials, Inc.	3,418	983
Consumer Finance – 0.6%
Capital One Financial Corp.	6,827	1,022
SLM Corp.	26,049	596
Synchrony Financial	5,426	271
		1,889
Consumer Staples Distribution & Retail – 1.2%
Costco Wholesale Corp.	614	544
Kroger (The) Co.	40,724	2,333
Target Corp.	4,669	728
		3,605
Diversified Consumer Services – 0.5%
H&R Block, Inc.	25,428	1,616
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	22,943	505
Verizon Communications, Inc.	21,334	958
		1,463
Electric Utilities – 1.9%
Constellation Energy Corp.	4,314	1,122
Edison International	815	71
Entergy Corp.	194	26
Exelon Corp.	32,876	1,333
FirstEnergy Corp.	17,755	787
NRG Energy, Inc.	9,284	846
OGE Energy Corp.	1,758	72
PPL Corp.	42,290	1,399
		5,656
Electrical Equipment – 0.7%
Acuity Brands, Inc.	7,540	2,076
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	1,747	114
CDW Corp.	1,564	354
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  115 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Electronic Equipment, Instruments & Components – 0.5%continued
Jabil, Inc.	4,296	$515
Vontier Corp.	13,089	441
		1,424
Entertainment – 0.6%
Electronic Arts, Inc.	3,421	491
Netflix, Inc.*	1,949	1,382
		1,873
Financial Services – 4.0%
Berkshire Hathaway, Inc., Class B*	11,686	5,379
Corebridge Financial, Inc.	22,084	644
Fidelity National Information Services, Inc.	27,525	2,305
Global Payments, Inc.	1,003	103
Mastercard, Inc., Class A	1,046	516
MGIC Investment Corp.	85,642	2,192
Visa, Inc., Class A	3,061	842
		11,981
Food Products – 1.5%
General Mills, Inc.	15,681	1,158
Ingredion, Inc.	15,843	2,177
Kellanova	15,341	1,238
WK Kellogg Co.	332	6
		4,579
Ground Transportation – 0.3%
Landstar System, Inc.	5,204	983
Health Care Equipment & Supplies – 3.4%
Abbott Laboratories	19,487	2,222
GE HealthCare Technologies, Inc.	19,598	1,839
Hologic, Inc.*	1,951	159
Medtronic PLC	19,927	1,794
ResMed, Inc.	8,702	2,124
Stryker Corp.	5,452	1,970
		10,108
Health Care Providers & Services – 3.0%
Cencora, Inc.	7,202	1,621
Centene Corp.*	4,779	360
Cigna Group (The)	7,100	2,460
DaVita, Inc.*	3,715	609
HCA Healthcare, Inc.	2,828	1,149
McKesson Corp.	3,445	1,703
UnitedHealth Group, Inc.	1,919	1,122
		9,024
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Health Care Technology – 0.2%
Doximity, Inc., Class A*	13,484	$587
Hotel & Resort Real Estate Investment Trusts – 0.6%
Host Hotels & Resorts, Inc.	105,557	1,858
Hotels, Restaurants & Leisure – 1.1%
Booking Holdings, Inc.	613	2,582
Carnival Corp.*	9,870	183
Domino's Pizza, Inc.	332	143
Expedia Group, Inc.*	1,554	230
Las Vegas Sands Corp.	2,133	107
Royal Caribbean Cruises Ltd.	1,096	194
		3,439
Household Durables – 0.6%
NVR, Inc.*	7	69
PulteGroup, Inc.	4,372	627
Toll Brothers, Inc.	7,703	1,190
		1,886
Household Products – 1.9%
Kimberly-Clark Corp.	14,613	2,079
Procter & Gamble (The) Co.	20,472	3,546
Spectrum Brands Holdings, Inc.	1,495	142
		5,767
Industrial Conglomerates – 0.6%
3M Co.	12,690	1,735
Insurance – 2.1%
Aflac, Inc.	23,439	2,621
American International Group, Inc.	1,733	127
Assurant, Inc.	1,023	203
Assured Guaranty Ltd.	23,902	1,901
Brighthouse Financial, Inc.*	21,239	956
Willis Towers Watson PLC	1,226	361
		6,169
Interactive Media & Services – 6.9%
Alphabet, Inc., Class A	74,445	12,347
Meta Platforms, Inc., Class A	14,714	8,423
		20,770
IT Services – 1.5%
Accenture PLC, Class A	6,637	2,346
Amdocs Ltd.	7,070	618
Cognizant Technology Solutions Corp., Class A	5,336	412
GoDaddy, Inc., Class A*	1,449	227
See Notes to the Financial Statements.
EQUITY FUNDS 116 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
IT Services – 1.5%continued
International Business Machines Corp.	2,735	$605
Kyndryl Holdings, Inc.*	7,878	181
		4,389
Life Sciences Tools & Services – 0.5%
Medpace Holdings, Inc.*	2,547	850
Mettler-Toledo International, Inc.*	366	549
		1,399
Machinery – 2.6%
Allison Transmission Holdings, Inc.	22,153	2,128
Caterpillar, Inc.	7,914	3,096
Cummins, Inc.	5,637	1,825
PACCAR, Inc.	7,674	757
		7,806
Media – 1.0%
Comcast Corp., Class A	65,008	2,715
Omnicom Group, Inc.	3,128	324
		3,039
Metals & Mining – 0.8%
Nucor Corp.	9,820	1,476
Steel Dynamics, Inc.	8,325	1,050
		2,526
Multi-Utilities – 0.6%
Consolidated Edison, Inc.	7,625	794
Public Service Enterprise Group, Inc.	12,729	1,135
		1,929
Oil, Gas & Consumable Fuels – 3.0%
Exxon Mobil Corp.	22,313	2,615
HF Sinclair Corp.	15,520	692
Marathon Petroleum Corp.	12,536	2,042
Phillips 66	13,584	1,786
Valero Energy Corp.	13,780	1,861
		8,996
Pharmaceuticals – 3.5%
Eli Lilly & Co.	2,898	2,567
Johnson & Johnson	27,096	4,391
Merck & Co., Inc.	22,817	2,591
Royalty Pharma PLC, Class A	30,986	877
		10,426
Professional Services – 1.4%
Automatic Data Processing, Inc.	5,011	1,387
Leidos Holdings, Inc.	13,180	2,148
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Professional Services – 1.4%continued
Robert Half, Inc.	7,215	$486
Science Applications International Corp.	2,123	296
		4,317
Real Estate Management & Development – 0.6%
Jones Lang LaSalle, Inc.*	6,926	1,869
Residential Real Estate Investment Trusts – 0.0%
Equity Residential	1,818	135
Retail Real Estate Investment Trusts – 0.8%
Simon Property Group, Inc.	14,251	2,409
Semiconductors & Semiconductor Equipment – 10.5%
Applied Materials, Inc.	12,891	2,605
Broadcom, Inc.	19,879	3,429
KLA Corp.	3,050	2,362
Lam Research Corp.	2,516	2,053
Microchip Technology, Inc.	9,108	731
NVIDIA Corp.	145,510	17,671
NXP Semiconductors N.V.	633	152
QUALCOMM, Inc.	16,029	2,726
		31,729
Software – 9.7%
Adobe, Inc.*	5,449	2,821
AppLovin Corp., Class A*	9,655	1,261
Gen Digital, Inc.	41,539	1,139
Intuit, Inc.	1,555	966
Microsoft Corp.	49,650	21,364
Oracle Corp.	8,620	1,469
Salesforce, Inc.	343	94
		29,114
Specialized Real Estate Investment Trusts – 0.2%
Lamar Advertising Co., Class A	1,474	197
Weyerhaeuser Co.	11,391	386
		583
Specialty Retail – 1.8%
Bath & Body Works, Inc.	14,391	459
Gap (The), Inc.	10,194	225
Home Depot (The), Inc.	8,121	3,291
Lowe's Cos., Inc.	2,470	669
Williams-Sonoma, Inc.	5,889	912
		5,556
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  117 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued	September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	97,015	$22,605
NetApp, Inc.	10,576	1,306
		23,911
Textiles, Apparel & Luxury Goods – 1.2%
Ralph Lauren Corp.	10,292	1,995
Tapestry, Inc.	32,420	1,523
		3,518
Tobacco – 0.8%
Altria Group, Inc.	49,547	2,529
Trading Companies & Distributors – 0.4%
Core & Main, Inc., Class A*	15,557	691
W.W. Grainger, Inc.	415	431
		1,122
Total Common Stocks
(Cost $163,015)		297,975

INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(1) (2)	3,340,272	3,340
Total Investment Companies
(Cost $3,340)		3,340

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bills,
5.13%, 10/3/24(3) (4)	$45	$45
4.27%, 3/27/25(3) (4)	135	132
Total Short-Term Investments
(Cost $177)		177

Total Investments – 99.9%
(Cost $166,532)		301,492
Other Assets less Liabilities – 0.1%		196
NET ASSETS – 100.0%		$301,688

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2024 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500	12	$3,489	Long	12/24	$23

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$297,975	$—	$—	$297,975
Investment Companies	3,340	—	—	3,340
Short-Term Investments	—	177	—	177
Total Investments	$301,315	$177	$—	$301,492
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$23	$—	$—	$23

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 118 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

LARGE CAP VALUE FUND	September 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.2%
Aerospace & Defense – 1.9%
Curtiss-Wright Corp.	1,211	$398
General Dynamics Corp.	1,768	534
RTX Corp.	920	112
Woodward, Inc.	1,034	177
		1,221
Banks – 6.8%
Bank of America Corp.	18,255	724
Citigroup, Inc.	14,029	878
Comerica, Inc.	12	1
East West Bancorp, Inc.	4,396	364
Fifth Third Bancorp	123	5
First Hawaiian, Inc.	9,947	230
JPMorgan Chase & Co.	9,018	1,902
Truist Financial Corp.	2,213	95
Wells Fargo & Co.	4,963	280
		4,479
Beverages – 0.7%
Boston Beer (The) Co., Inc., Class A*	1,016	294
Molson Coors Beverage Co., Class B	2,853	164
		458
Biotechnology – 3.6%
Gilead Sciences, Inc.	12,035	1,009
Regeneron Pharmaceuticals, Inc.*	625	657
United Therapeutics Corp.*	559	201
Vertex Pharmaceuticals, Inc.*	1,125	523
		2,390
Broadline Retail – 0.7%
eBay, Inc.	7,038	458
Capital Markets – 5.1%
Bank of New York Mellon (The) Corp.	9,783	703
Goldman Sachs Group (The), Inc.	758	375
Invesco Ltd.	9,314	164
Janus Henderson Group PLC	9,312	354
Jefferies Financial Group, Inc.	6,363	392
Morgan Stanley	8,928	931
State Street Corp.	4,792	424
		3,343
Chemicals – 1.6%
Celanese Corp.	2,503	340
LyondellBasell Industries N.V., Class A	3,861	370
Olin Corp.	6,784	326
		1,036
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Communications Equipment – 2.4%
Cisco Systems, Inc.	23,269	$1,238
F5, Inc.*	1,673	369
		1,607
Construction & Engineering – 0.9%
AECOM	3,869	400
Valmont Industries, Inc.	614	178
		578
Consumer Finance – 1.4%
Ally Financial, Inc.	7,975	284
Capital One Financial Corp.	671	100
SLM Corp.	14,875	340
Synchrony Financial	4,061	203
		927
Consumer Staples Distribution & Retail – 1.2%
Albertsons Cos., Inc., Class A	8,464	156
Kroger (The) Co.	4,711	270
Target Corp.	2,291	357
		783
Diversified Real Estate Investment Trusts – 0.3%
WP Carey, Inc.	3,322	207
Electric Utilities – 3.6%
Entergy Corp.	1,981	261
Evergy, Inc.	6,294	390
Eversource Energy	6,241	425
Exelon Corp.	11,329	459
OGE Energy Corp.	9,037	371
PPL Corp.	12,934	428
		2,334
Electrical Equipment – 0.8%
Acuity Brands, Inc.	1,264	348
Generac Holdings, Inc.*	1,209	192
		540
Electronic Equipment, Instruments & Components – 1.6%
Amphenol Corp., Class A	6,435	419
Crane NXT Co.	1,994	112
Jabil, Inc.	2,491	299
Vontier Corp.	7,259	245
		1,075
Entertainment – 1.2%
Walt Disney (The) Co.	8,456	813
Financial Services – 4.5%
Berkshire Hathaway, Inc., Class B*	4,259	1,960
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  119 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Financial Services – 4.5%continued
Fidelity National Information Services, Inc.	7,342	$615
MGIC Investment Corp.	14,623	374
		2,949
Food Products – 3.6%
Archer-Daniels-Midland Co.	5,343	319
Bunge Global S.A.	1,585	153
General Mills, Inc.	7,377	545
Ingredion, Inc.	2,818	387
Mondelez International, Inc., Class A	12,730	938
		2,342
Gas Utilities – 0.5%
UGI Corp.	13,795	345
Ground Transportation – 1.2%
CSX Corp.	23,033	795
Health Care Equipment & Supplies – 3.0%
Abbott Laboratories	5,399	616
Becton Dickinson & Co.	582	140
GE HealthCare Technologies, Inc.	5,046	474
Medtronic PLC	8,532	768
		1,998
Health Care Providers & Services – 3.6%
Centene Corp.*	6,968	525
Cigna Group (The)	1,800	624
Elevance Health, Inc.	1,276	663
Labcorp Holdings, Inc.	1,526	341
UnitedHealth Group, Inc.	414	242
		2,395
Health Care Real Estate Investment Trusts – 1.3%
Alexandria Real Estate Equities, Inc.	3,052	362
Welltower, Inc.	3,866	495
		857
Hotel & Resort Real Estate Investment Trusts – 0.7%
Host Hotels & Resorts, Inc.	18,899	333
Park Hotels & Resorts, Inc.	10,749	151
		484
Hotels, Restaurants & Leisure – 3.9%
Booking Holdings, Inc.	83	350
Domino's Pizza, Inc.	635	273
Hilton Worldwide Holdings, Inc.	1,249	288
Marriott International, Inc., Class A	1,012	252
McDonald's Corp.	2,105	641
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Hotels, Restaurants & Leisure – 3.9%continued
Starbucks Corp.	3,038	$296
Wingstop, Inc.	342	142
Yum! Brands, Inc.	2,157	301
		2,543
Household Durables – 1.2%
Garmin Ltd.	829	146
NVR, Inc.*	46	451
PulteGroup, Inc.	1,397	201
		798
Household Products – 1.0%
Procter & Gamble (The) Co.	2,016	349
Spectrum Brands Holdings, Inc.	3,549	338
		687
Insurance – 3.7%
Assured Guaranty Ltd.	3,777	300
Brighthouse Financial, Inc.*	4,892	220
Loews Corp.	4,444	351
MetLife, Inc.	7,788	643
Old Republic International Corp.	10,527	373
Prudential Financial, Inc.	4,695	569
		2,456
Interactive Media & Services – 0.2%
TripAdvisor, Inc.*	7,458	108
IT Services – 2.7%
Accenture PLC, Class A	1,441	509
Amdocs Ltd.	3,826	335
Cognizant Technology Solutions Corp., Class A	5,507	425
International Business Machines Corp.	2,296	508
		1,777
Leisure Products – 0.0%
Mattel, Inc.*	175	3
Life Sciences Tools & Services – 3.0%
Danaher Corp.	2,446	680
Thermo Fisher Scientific, Inc.	2,110	1,305
		1,985
Machinery – 5.5%
Allison Transmission Holdings, Inc.	4,245	408
Cummins, Inc.	1,785	578
Donaldson Co., Inc.	4,568	337
Dover Corp.	2,059	395
Esab Corp.	767	81
See Notes to the Financial Statements.
EQUITY FUNDS 120 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Machinery – 5.5%continued
Gates Industrial Corp. PLC*	7,201	$126
Graco, Inc.	4,306	377
IDEX Corp.	1,735	372
ITT, Inc.	1,409	211
PACCAR, Inc.	3,359	331
Snap-on, Inc.	1,288	373
		3,589
Media – 3.0%
Comcast Corp., Class A	25,947	1,084
Fox Corp., Class A	5,355	227
Interpublic Group of (The) Cos., Inc.	3,990	126
Nexstar Media Group, Inc.	955	158
Omnicom Group, Inc.	3,939	407
		2,002
Metals & Mining – 1.6%
Cleveland-Cliffs, Inc.*	20,387	260
Nucor Corp.	3,131	471
Reliance, Inc.	371	107
Steel Dynamics, Inc.	1,554	196
		1,034
Mortgage Real Estate Investment Trusts – 0.5%
Starwood Property Trust, Inc.	14,615	298
Multi-Utilities – 1.4%
Consolidated Edison, Inc.	4,295	447
Dominion Energy, Inc.	8,461	489
		936
Oil, Gas & Consumable Fuels – 5.6%
Chevron Corp.	7,388	1,088
Devon Energy Corp.	8,219	322
Exxon Mobil Corp.	7,801	914
HF Sinclair Corp.	4,475	199
Occidental Petroleum Corp.	4,162	215
Phillips 66	2,591	341
Valero Energy Corp.	4,259	575
		3,654
Pharmaceuticals – 3.4%
Jazz Pharmaceuticals PLC*	1,984	221
Johnson & Johnson	10,417	1,688
Royalty Pharma PLC, Class A	11,042	313
		2,222
Professional Services – 3.0%
Amentum Holdings, Inc.*	873	28
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Professional Services – 3.0%continued
Genpact Ltd.	9,856	$386
Jacobs Solutions, Inc.	873	114
Leidos Holdings, Inc.	2,421	395
Robert Half, Inc.	4,281	289
Science Applications International Corp.	2,571	358
SS&C Technologies Holdings, Inc.	5,393	400
		1,970
Real Estate Management & Development – 0.7%
Jones Lang LaSalle, Inc.*	1,600	432
Retail Real Estate Investment Trusts – 0.4%
NNN REIT, Inc.	5,821	282
Semiconductors & Semiconductor Equipment – 2.3%
Analog Devices, Inc.	2,008	462
Microchip Technology, Inc.	5,794	465
QUALCOMM, Inc.	1,686	287
Skyworks Solutions, Inc.	3,249	321
		1,535
Software – 1.0%
ANSYS, Inc.*	871	278
Intuit, Inc.	463	287
Roper Technologies, Inc.	179	100
		665
Specialized Real Estate Investment Trusts – 0.8%
EPR Properties	1,634	80
Weyerhaeuser Co.	12,829	434
		514
Specialty Retail – 0.5%
Best Buy Co., Inc.	3,436	355
Textiles, Apparel & Luxury Goods – 1.1%
Columbia Sportswear Co.	745	62
Ralph Lauren Corp.	1,850	358
Tapestry, Inc.	6,043	284
		704
Trading Companies & Distributors – 0.5%
MSC Industrial Direct Co., Inc., Class A	3,969	342
Total Common Stocks
(Cost $54,556)		65,305

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  121 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued	September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(1) (2)	514,658	$515
Total Investment Companies
(Cost $515)		515

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
5.16%, 10/3/24(3) (4)	$35	$35
Total Short-Term Investments
(Cost $35)		35

Total Investments – 100.0%
(Cost $55,106)		65,855
Liabilities less Other Assets – (0.0%)		(16)
NET ASSETS – 100.0%		$65,839

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2024 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Micro E-Mini S&P 500 Index	18	$523	Long	12/24	$11

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$65,305	$—	$—	$65,305
Investment Companies	515	—	—	515
Short-Term Investments	—	35	—	35
Total Investments	$65,820	$35	$—	$65,855
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$11	$—	$—	$11

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 122 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

MID CAP INDEX FUND	September 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8%
Aerospace & Defense – 1.3%
BWX Technologies, Inc.	65,630	$7,134
Curtiss-Wright Corp.	27,602	9,073
Hexcel Corp.	58,581	3,622
Woodward, Inc.	43,012	7,377
		27,206
Air Freight & Logistics – 0.2%
GXO Logistics, Inc.*	86,235	4,490
Automobile Components – 0.8%
Autoliv, Inc.	52,457	4,898
Gentex Corp.	165,155	4,904
Goodyear Tire & Rubber (The) Co.*	203,265	1,799
Lear Corp.	40,343	4,403
Visteon Corp.*	19,710	1,877
		17,881
Automobiles – 0.4%
Harley-Davidson, Inc.	85,237	3,284
Thor Industries, Inc.	38,140	4,191
		7,475
Banks – 5.7%
Associated Banc-Corp	106,888	2,302
Bank OZK	75,582	3,249
Cadence Bank	131,708	4,195
Columbia Banking System, Inc.	150,145	3,920
Commerce Bancshares, Inc.	84,640	5,028
Cullen/Frost Bankers, Inc.	46,193	5,167
East West Bancorp, Inc.	99,904	8,266
First Financial Bankshares, Inc.	92,885	3,438
First Horizon Corp.	386,488	6,002
FNB Corp.	259,725	3,665
Glacier Bancorp, Inc.	81,908	3,743
Hancock Whitney Corp.	62,411	3,194
Home BancShares, Inc.	134,142	3,634
International Bancshares Corp.	38,713	2,315
New York Community Bancorp, Inc.	215,639	2,422
Old National Bancorp	230,109	4,294
Pinnacle Financial Partners, Inc.	55,207	5,409
Prosperity Bancshares, Inc.	68,738	4,954
SouthState Corp.	54,975	5,342
Synovus Financial Corp.	103,909	4,621
Texas Capital Bancshares, Inc.*	33,039	2,361
UMB Financial Corp.	31,942	3,357
United Bankshares, Inc.	96,678	3,587
Valley National Bancorp	306,155	2,774
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Banks – 5.7%continued
Webster Financial Corp.	123,029	$5,734
Western Alliance Bancorp	78,315	6,773
Wintrust Financial Corp.	47,943	5,203
Zions Bancorp N.A.	106,575	5,032
		119,981
Beverages – 0.5%
Boston Beer (The) Co., Inc., Class A*	6,293	1,820
Celsius Holdings, Inc.*	112,767	3,536
Coca-Cola Consolidated, Inc.	4,230	5,568
		10,924
Biotechnology – 2.8%
Arrowhead Pharmaceuticals, Inc.*	88,727	1,719
BioMarin Pharmaceutical, Inc.*	136,778	9,614
Cytokinetics, Inc.*	84,634	4,469
Exelixis, Inc.*	205,761	5,340
Halozyme Therapeutics, Inc.*	91,377	5,230
Neurocrine Biosciences, Inc.*	72,535	8,357
Roivant Sciences Ltd.*	312,740	3,609
Sarepta Therapeutics, Inc.*	68,502	8,555
United Therapeutics Corp.*	32,053	11,486
		58,379
Broadline Retail – 0.4%
Macy's, Inc.	197,923	3,105
Nordstrom, Inc.	70,107	1,577
Ollie's Bargain Outlet Holdings, Inc.*	44,184	4,295
		8,977
Building Products – 3.7%
AAON, Inc.	48,529	5,233
Advanced Drainage Systems, Inc.	50,662	7,962
Carlisle Cos., Inc.	33,216	14,939
Fortune Brands Innovations, Inc.	89,465	8,010
Lennox International, Inc.	23,099	13,959
Owens Corning	62,537	11,039
Simpson Manufacturing Co., Inc.	30,259	5,788
Trex Co., Inc.*	78,003	5,193
UFP Industries, Inc.	43,946	5,766
		77,889
Capital Markets – 3.3%
Affiliated Managers Group, Inc.	21,533	3,829
Carlyle Group (The), Inc.	151,626	6,529
Evercore, Inc., Class A	25,710	6,513
Federated Hermes, Inc.	57,034	2,097
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  123 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Capital Markets – 3.3%continued
Hamilton Lane, Inc., Class A	29,072	$4,895
Houlihan Lokey, Inc.	38,192	6,035
Interactive Brokers Group, Inc., Class A	78,378	10,923
Janus Henderson Group PLC	92,053	3,504
Jefferies Financial Group, Inc.	117,039	7,204
Morningstar, Inc.	19,374	6,183
SEI Investments Co.	70,817	4,900
Stifel Financial Corp.	73,919	6,941
		69,553
Chemicals – 2.1%
Arcadium Lithium PLC*	779,570	2,222
Ashland, Inc.	35,010	3,045
Avient Corp.	66,002	3,321
Axalta Coating Systems Ltd.*	158,193	5,725
Cabot Corp.	39,580	4,424
Chemours (The) Co.	106,623	2,167
NewMarket Corp.	5,496	3,033
Olin Corp.	84,212	4,040
RPM International, Inc.	92,787	11,227
Scotts Miracle-Gro (The) Co.	30,543	2,648
Westlake Corp.	23,954	3,600
		45,452
Commercial Services & Supplies – 2.0%
Brink's (The) Co.	31,887	3,687
Clean Harbors, Inc.*	36,563	8,838
MSA Safety, Inc.	28,235	5,007
RB Global, Inc.	132,742	10,684
Stericycle, Inc.*	67,029	4,089
Tetra Tech, Inc.	192,766	9,091
		41,396
Communications Equipment – 0.4%
Ciena Corp.*	103,651	6,384
Lumentum Holdings, Inc.*	48,608	3,081
		9,465
Construction & Engineering – 2.6%
AECOM	96,609	9,977
Comfort Systems U.S.A., Inc.	25,629	10,004
EMCOR Group, Inc.	33,605	14,468
Fluor Corp.*	123,553	5,895
MasTec, Inc.*	44,310	5,454
MDU Resources Group, Inc.	147,242	4,036
Valmont Industries, Inc.	14,561	4,222
		54,056
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Construction Materials – 0.5%
Eagle Materials, Inc.	24,240	$6,973
Knife River Corp.*	40,894	3,655
		10,628
Consumer Finance – 0.7%
Ally Financial, Inc.	197,717	7,037
FirstCash Holdings, Inc.	27,892	3,202
SLM Corp.	157,130	3,593
		13,832
Consumer Staples Distribution & Retail – 2.1%
BJ's Wholesale Club Holdings, Inc.*	95,665	7,891
Casey's General Stores, Inc.	26,740	10,047
Performance Food Group Co.*	111,935	8,772
Sprouts Farmers Market, Inc.*	72,178	7,969
U.S. Foods Holding Corp.*	175,726	10,807
		45,486
Containers & Packaging – 1.7%
AptarGroup, Inc.	47,860	7,667
Berry Global Group, Inc.	82,669	5,620
Crown Holdings, Inc.	85,918	8,238
Graphic Packaging Holding Co.	216,414	6,404
Greif, Inc., Class A	18,649	1,168
Silgan Holdings, Inc.	58,669	3,080
Sonoco Products Co.	70,439	3,848
		36,025
Diversified Consumer Services – 1.3%
Duolingo, Inc.*	26,985	7,610
Graham Holdings Co., Class B	2,491	2,047
Grand Canyon Education, Inc.*	21,001	2,979
H&R Block, Inc.	100,665	6,397
Service Corp. International	104,947	8,284
		27,317
Diversified Real Estate Investment Trusts – 0.5%
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
WP Carey, Inc.	157,689	9,824
		9,824
Diversified Telecommunication Services – 0.4%
Frontier Communications Parent, Inc.*	159,565	5,670
Iridium Communications, Inc.	84,670	2,578
		8,248
Electric Utilities – 0.9%
ALLETE, Inc.	41,329	2,653
IDACORP, Inc.	38,178	3,936
See Notes to the Financial Statements.
EQUITY FUNDS 124 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Electric Utilities – 0.9%continued
OGE Energy Corp.	144,877	$5,943
Portland General Electric Co.	73,863	3,538
TXNM Energy, Inc.	65,420	2,863
		18,933
Electrical Equipment – 1.6%
Acuity Brands, Inc.	22,081	6,081
EnerSys	29,098	2,969
NEXTracker, Inc., Class A*	103,590	3,883
nVent Electric PLC	119,377	8,387
Regal Rexnord Corp.	47,789	7,927
Sensata Technologies Holding PLC	108,213	3,881
		33,128
Electronic Equipment, Instruments & Components – 2.7%
Arrow Electronics, Inc.*	38,204	5,075
Avnet, Inc.	63,676	3,458
Belden, Inc.	29,495	3,455
Cognex Corp.	123,027	4,983
Coherent Corp.*	110,116	9,790
Crane NXT Co.	35,276	1,979
Fabrinet*	25,944	6,134
IPG Photonics Corp.*	19,520	1,451
Littelfuse, Inc.	17,892	4,746
Novanta, Inc.*	25,749	4,607
TD SYNNEX Corp.	54,601	6,556
Vishay Intertechnology, Inc.	82,405	1,558
Vontier Corp.	110,158	3,717
		57,509
Energy Equipment & Services – 0.7%
ChampionX Corp.	136,585	4,118
NOV, Inc.	282,397	4,510
Valaris Ltd.*	48,185	2,686
Weatherford International PLC	52,484	4,457
		15,771
Entertainment – 0.4%
TKO Group Holdings, Inc.*	47,684	5,899
Warner Music Group Corp., Class A	102,239	3,200
		9,099
Financial Services – 1.7%
Equitable Holdings, Inc.	229,721	9,655
Essent Group Ltd.	76,673	4,929
Euronet Worldwide, Inc.*	30,233	3,000
MGIC Investment Corp.	187,088	4,790
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Financial Services – 1.7%continued
Voya Financial, Inc.	70,931	$5,619
Western Union (The) Co.	241,823	2,885
WEX, Inc.*	29,489	6,185
		37,063
Food Products – 1.0%
Darling Ingredients, Inc.*	114,013	4,237
Flowers Foods, Inc.	140,932	3,251
Ingredion, Inc.	46,919	6,448
Lancaster Colony Corp.	13,944	2,462
Pilgrim's Pride Corp.*	29,099	1,340
Post Holdings, Inc.*	34,177	3,956
		21,694
Gas Utilities – 1.0%
National Fuel Gas Co.	65,968	3,998
New Jersey Resources Corp.	71,651	3,382
ONE Gas, Inc.	40,958	3,048
Southwest Gas Holdings, Inc.	43,121	3,181
Spire, Inc.	41,335	2,781
UGI Corp.	153,866	3,850
		20,240
Ground Transportation – 1.6%
Avis Budget Group, Inc.	12,490	1,094
Knight-Swift Transportation Holdings, Inc.	116,188	6,268
Landstar System, Inc.	25,587	4,833
Ryder System, Inc.	31,243	4,555
Saia, Inc.*	19,099	8,351
XPO, Inc.*	83,616	8,990
		34,091
Health Care Equipment & Supplies – 1.7%
DENTSPLY SIRONA, Inc.	145,315	3,932
Enovis Corp.*	39,894	1,717
Envista Holdings Corp.*	122,959	2,430
Globus Medical, Inc., Class A*	81,495	5,830
Haemonetics Corp.*	36,955	2,970
Lantheus Holdings, Inc.*	50,092	5,498
LivaNova PLC*	38,786	2,038
Masimo Corp.*	31,644	4,219
Neogen Corp.*	141,028	2,371
Penumbra, Inc.*	27,872	5,416
		36,421
Health Care Providers & Services – 2.3%
Acadia Healthcare Co., Inc.*	66,633	4,225
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  125 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Health Care Providers & Services – 2.3%continued
Amedisys, Inc.*	23,332	$2,252
Chemed Corp.	10,804	6,493
Encompass Health Corp.	72,557	7,012
Ensign Group (The), Inc.	40,790	5,866
HealthEquity, Inc.*	62,422	5,109
Option Care Health, Inc.*	122,593	3,837
R1 RCM, Inc.*	111,358	1,578
Tenet Healthcare Corp.*	69,036	11,474
		47,846
Health Care Real Estate Investment Trusts – 0.7%
Healthcare Realty Trust, Inc.	260,412	4,727
Omega Healthcare Investors, Inc.	185,162	7,536
Sabra Health Care REIT, Inc.	168,510	3,136
		15,399
Health Care Technology – 0.2%
Doximity, Inc., Class A*	90,227	3,931
Hotel & Resort Real Estate Investment Trusts – 0.1%
Park Hotels & Resorts, Inc.	149,317	2,105
Hotels, Restaurants & Leisure – 3.3%
Aramark	189,925	7,356
Boyd Gaming Corp.	49,429	3,196
Choice Hotels International, Inc.	16,419	2,139
Churchill Downs, Inc.	52,721	7,128
Hilton Grand Vacations, Inc.*	45,621	1,657
Hyatt Hotels Corp., Class A	32,423	4,935
Light & Wonder, Inc.*	63,966	5,804
Marriott Vacations Worldwide Corp.	23,011	1,691
Planet Fitness, Inc., Class A*	61,031	4,957
Texas Roadhouse, Inc.	48,061	8,488
Travel + Leisure Co.	49,857	2,297
Vail Resorts, Inc.	26,992	4,704
Wendy's (The) Co.	122,155	2,140
Wingstop, Inc.	21,119	8,787
Wyndham Hotels & Resorts, Inc.	57,010	4,455
		69,734
Household Durables – 1.9%
KB Home	52,027	4,458
Taylor Morrison Home Corp.*	75,209	5,284
Tempur Sealy International, Inc.	124,669	6,807
Toll Brothers, Inc.	73,952	11,425
TopBuild Corp.*	21,607	8,790
Whirlpool Corp.	39,355	4,211
		40,975
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	38,521	$2,964
Industrial Real Estate Investment Trusts – 1.2%
EastGroup Properties, Inc.	35,061	6,550
First Industrial Realty Trust, Inc.	95,475	5,345
Rexford Industrial Realty, Inc.	157,332	7,915
STAG Industrial, Inc.	131,389	5,136
		24,946
Insurance – 4.5%
American Financial Group, Inc.	51,812	6,974
Brighthouse Financial, Inc.*	43,382	1,953
CNO Financial Group, Inc.	76,515	2,686
Fidelity National Financial, Inc.	187,154	11,615
First American Financial Corp.	74,244	4,901
Hanover Insurance Group (The), Inc.	25,987	3,849
Kemper Corp.	43,809	2,683
Kinsale Capital Group, Inc.	15,885	7,396
Old Republic International Corp.	171,514	6,075
Primerica, Inc.	24,395	6,468
Reinsurance Group of America, Inc.	47,451	10,338
RenaissanceRe Holdings Ltd.	37,581	10,237
RLI Corp.	29,858	4,627
Ryan Specialty Holdings, Inc.	73,831	4,902
Selective Insurance Group, Inc.	43,614	4,069
Unum Group	123,226	7,325
		96,098
Interactive Media & Services – 0.1%
ZoomInfo Technologies, Inc.*	208,984	2,157
IT Services – 0.3%
ASGN, Inc.*	32,078	2,991
Kyndryl Holdings, Inc.*	165,729	3,808
		6,799
Leisure Products – 0.7%
Brunswick Corp.	47,472	3,979
Mattel, Inc.*	245,305	4,673
Polaris, Inc.	37,534	3,125
YETI Holdings, Inc.*	60,542	2,484
		14,261
Life Sciences Tools & Services – 2.5%
Avantor, Inc.*	489,682	12,668
Azenta, Inc.*	34,903	1,691
Bio-Rad Laboratories, Inc., Class A*	13,734	4,595
Bruker Corp.	79,297	5,476
See Notes to the Financial Statements.
EQUITY FUNDS 126 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Life Sciences Tools & Services – 2.5%continued
Illumina, Inc.*	114,727	$14,962
Medpace Holdings, Inc.*	18,250	6,092
Repligen Corp.*	37,370	5,561
Sotera Health Co.*	110,446	1,844
		52,889
Machinery – 4.6%
AGCO Corp.	44,420	4,347
Chart Industries, Inc.*	30,132	3,741
CNH Industrial N.V.	630,099	6,994
Crane Co.	35,083	5,553
Donaldson Co., Inc.	86,431	6,370
Esab Corp.	40,740	4,331
Flowserve Corp.	94,829	4,902
Graco, Inc.	121,375	10,622
ITT, Inc.	58,887	8,804
Lincoln Electric Holdings, Inc.	40,700	7,815
Middleby (The) Corp.*	38,585	5,368
Oshkosh Corp.	46,692	4,679
RBC Bearings, Inc.*	20,955	6,273
Terex Corp.	47,876	2,533
Timken (The) Co.	45,745	3,856
Toro (The) Co.	74,571	6,468
Watts Water Technologies, Inc., Class A	19,641	4,069
		96,725
Marine Transportation – 0.2%
Kirby Corp.*	41,776	5,115
Media – 0.5%
New York Times (The) Co., Class A	117,861	6,561
Nexstar Media Group, Inc.	21,732	3,594
		10,155
Metals & Mining – 1.9%
Alcoa Corp.	186,300	7,187
Cleveland-Cliffs, Inc.*	335,540	4,285
Commercial Metals Co.	82,458	4,532
Reliance, Inc.	39,533	11,433
Royal Gold, Inc.	47,403	6,651
United States Steel Corp.	160,578	5,673
		39,761
Mortgage Real Estate Investment Trusts – 0.6%
Annaly Capital Management, Inc.	359,791	7,221
Starwood Property Trust, Inc.	228,655	4,660
		11,881
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Multi-Utilities – 0.3%
Black Hills Corp.	50,170	$3,067
Northwestern Energy Group, Inc.	43,852	2,509
		5,576
Office Real Estate Investment Trusts – 0.6%
COPT Defense Properties	81,364	2,468
Cousins Properties, Inc.	108,969	3,212
Kilroy Realty Corp.	75,640	2,927
Vornado Realty Trust	118,854	4,683
		13,290
Oil, Gas & Consumable Fuels – 4.2%
Antero Midstream Corp.	243,343	3,662
Antero Resources Corp.*	209,801	6,011
Chesapeake Energy Corp.	79,969	6,577
Chord Energy Corp.	44,418	5,785
Civitas Resources, Inc.	64,838	3,285
CNX Resources Corp.*	109,312	3,560
DT Midstream, Inc.	70,058	5,511
HF Sinclair Corp.	116,391	5,188
Matador Resources Co.	83,243	4,114
Murphy Oil Corp.	101,644	3,430
Ovintiv, Inc.	190,346	7,292
PBF Energy, Inc., Class A	71,212	2,204
Permian Resources Corp.	457,631	6,228
Range Resources Corp.	173,697	5,343
Southwestern Energy Co.*	791,257	5,626
Texas Pacific Land Corp.	13,575	12,010
Viper Energy, Inc.	72,980	3,292
		89,118
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	45,144	4,851
Passenger Airlines – 0.3%
American Airlines Group, Inc.*	473,123	5,318
Personal Care Products – 0.6%
BellRing Brands, Inc.*	92,749	5,631
Coty, Inc., Class A*	260,702	2,448
elf Beauty, Inc.*	40,464	4,412
		12,491
Pharmaceuticals – 0.4%
Jazz Pharmaceuticals PLC*	44,303	4,936
Perrigo Co. PLC	97,638	2,561
		7,497
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  127 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Professional Services – 2.7%
CACI International, Inc., Class A*	16,077	$8,112
Concentrix Corp.	33,620	1,723
ExlService Holdings, Inc.*	116,529	4,446
Exponent, Inc.	36,634	4,223
FTI Consulting, Inc.*	25,450	5,791
Genpact Ltd.	117,571	4,610
Insperity, Inc.	25,497	2,244
KBR, Inc.	95,962	6,250
ManpowerGroup, Inc.	33,942	2,495
Maximus, Inc.	43,460	4,049
Parsons Corp.*	33,470	3,470
Paylocity Holding Corp.*	31,096	5,130
Science Applications International Corp.	36,968	5,148
		57,691
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.*	34,208	9,230
Residential Real Estate Investment Trusts – 1.0%
American Homes 4 Rent, Class A	226,744	8,705
Equity LifeStyle Properties, Inc.	134,393	9,588
Independence Realty Trust, Inc.	160,997	3,300
		21,593
Retail Real Estate Investment Trusts – 1.0%
Agree Realty Corp.	72,426	5,456
Brixmor Property Group, Inc.	217,332	6,055
Kite Realty Group Trust	158,580	4,212
NNN REIT, Inc.	132,440	6,422
		22,145
Semiconductors & Semiconductor Equipment – 2.3%
Allegro MicroSystems, Inc.*	112,461	2,620
Amkor Technology, Inc.	81,080	2,481
Cirrus Logic, Inc.*	38,545	4,788
Lattice Semiconductor Corp.*	98,847	5,246
MACOM Technology Solutions Holdings, Inc.*	41,412	4,607
MKS Instruments, Inc.	48,282	5,249
Onto Innovation, Inc.*	35,607	7,391
Power Integrations, Inc.	40,645	2,606
Rambus, Inc.*	77,104	3,255
Silicon Laboratories, Inc.*	23,220	2,684
Synaptics, Inc.*	28,230	2,190
Universal Display Corp.	31,820	6,679
		49,796
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Software – 2.7%
Altair Engineering, Inc., Class A*	42,602	$4,069
Appfolio, Inc., Class A*	16,492	3,882
Aspen Technology, Inc.*	19,177	4,580
Blackbaud, Inc.*	28,548	2,417
CommVault Systems, Inc.*	31,549	4,854
Dolby Laboratories, Inc., Class A	42,738	3,271
Dropbox, Inc., Class A*	170,120	4,326
Dynatrace, Inc.*	214,068	11,446
Manhattan Associates, Inc.*	44,119	12,414
Qualys, Inc.*	26,370	3,388
Teradata Corp.*	68,646	2,083
		56,730
Specialized Real Estate Investment Trusts – 1.8%
CubeSmart	162,297	8,736
EPR Properties	54,185	2,657
Gaming and Leisure Properties, Inc.	197,705	10,172
Lamar Advertising Co., Class A	63,343	8,463
National Storage Affiliates Trust	50,571	2,437
PotlatchDeltic Corp.	51,981	2,342
Rayonier, Inc.	96,019	3,090
		37,897
Specialty Retail – 4.2%
Abercrombie & Fitch Co., Class A*	36,663	5,129
AutoNation, Inc.*	18,758	3,356
Burlington Stores, Inc.*	45,470	11,981
Dick's Sporting Goods, Inc.	41,617	8,686
Five Below, Inc.*	39,483	3,488
Floor & Decor Holdings, Inc., Class A*	77,226	9,589
GameStop Corp., Class A*	279,778	6,415
Gap (The), Inc.	159,130	3,509
Lithia Motors, Inc.	19,290	6,127
Murphy U.S.A., Inc.	13,444	6,626
Penske Automotive Group, Inc.	13,361	2,170
RH*	10,793	3,610
Valvoline, Inc.*	92,370	3,866
Williams-Sonoma, Inc.	92,442	14,321
		88,873
Technology Hardware, Storage & Peripherals – 0.5%
Pure Storage, Inc., Class A*	222,018	11,154
Textiles, Apparel & Luxury Goods – 1.2%
Capri Holdings Ltd.*	84,870	3,602
Carter's, Inc.	25,793	1,676
Columbia Sportswear Co.	23,420	1,948
See Notes to the Financial Statements.
EQUITY FUNDS 128 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Textiles, Apparel & Luxury Goods – 1.2%continued
Crocs, Inc.*	42,832	$6,203
PVH Corp.	40,041	4,037
Skechers U.S.A., Inc., Class A*	95,577	6,396
Under Armour, Inc., Class A*	136,401	1,215
Under Armour, Inc., Class C*	91,218	763
		25,840
Trading Companies & Distributors – 1.7%
Applied Industrial Technologies, Inc.	27,667	6,173
Core & Main, Inc., Class A*	138,470	6,148
GATX Corp.	25,719	3,407
MSC Industrial Direct Co., Inc., Class A	32,129	2,765
Watsco, Inc.	25,002	12,298
WESCO International, Inc.	32,246	5,417
		36,208
Water Utilities – 0.3%
Essential Utilities, Inc.	181,523	7,001
Total Common Stocks
(Cost $1,338,126)		2,094,473

INVESTMENT COMPANIES – 1.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(2) (3)	27,385,525	27,386
Total Investment Companies
(Cost $27,386)		27,386

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bills,
5.07%, 10/3/24(4) (5)	$1,540	$1,539
4.27%, 3/27/25(4) (5)	205	201
Total Short-Term Investments
(Cost $1,740)		1,740

Total Investments – 100.2%
(Cost $1,367,252)		2,123,599
Liabilities less Other Assets – (0.2%)		(3,460)
NET ASSETS – 100.0%		$2,120,139

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P MidCap 400	76	$23,929	Long	12/24	$689

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$2,094,473	$—	$—	$2,094,473
Investment Companies	27,386	—	—	27,386
Short-Term Investments	—	1,740	—	1,740
Total Investments	$2,121,859	$1,740	$—	$2,123,599
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$689	$—	$—	$689

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  129 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.3% (1)
Australia – 4.8%
Atlas Arteria Ltd.	5,777,116	$19,525
Transurban Group	3,281,277	29,775
		49,300
Austria – 0.3%
ANDRITZ A.G.	42,384	3,011
Brazil – 1.2%
CCR S.A.	4,016,000	9,031
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP ADR*	103,226	1,707
Cia de Saneamento de Minas Gerais Copasa MG	340,269	1,452
		12,190
Canada – 3.3%
Ag Growth International, Inc.	85,683	3,429
Algonquin Power & Utilities Corp.	1,360,267	7,433
AltaGas Ltd.	215,100	5,325
Hydro One Ltd.	199,131	6,903
Northland Power, Inc.	591,744	10,208
		33,298
China – 2.0%
Beijing Capital International Airport Co. Ltd., Class H*	8,870,000	3,307
Beijing Enterprises Water Group Ltd.	3,624,000	1,128
China Water Affairs Group Ltd.	2,976,282	1,976
ENN Energy Holdings Ltd.	999,000	7,557
Guangdong Investment Ltd.	9,911,046	6,667
		20,635
Denmark – 1.5%
Cadeler A/S*	328,304	2,303
Orsted A/S*	130,339	8,666
Vestas Wind Systems A/S*	179,409	3,962
		14,931
France – 5.0%
Eutelsat Communications S.A.CA*	524,748	2,331
Getlink S.E.	703,136	12,543
Veolia Environnement S.A.	186,212	6,127
Vinci S.A.	253,593	29,670
		50,671
Germany – 2.8%
E.ON S.E.	589,647	8,768
Fraport A.G. Frankfurt Airport Services Worldwide*	12,509	697
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.3% (1)continued
Germany – 2.8%continued
RWE A.G.	411,955	$14,985
Siemens A.G. (Registered)	22,594	4,563
		29,013
Hong Kong – 1.5%
CK Infrastructure Holdings Ltd.	1,033,800	7,040
Power Assets Holdings Ltd.	1,225,320	7,849
		14,889
Ireland – 0.6%
Greencoat Renewables PLC	5,708,740	5,918
Italy – 6.7%
Enel S.p.A.	622,034	4,971
Hera S.p.A.	3,614,730	14,427
Infrastrutture Wireless Italiane S.p.A.	417,716	5,141
Italgas S.p.A.	1,492,083	9,021
Snam S.p.A.	3,967,805	20,200
Terna - Rete Elettrica Nazionale	1,629,349	14,678
		68,438
Japan – 1.6%
Japan Airport Terminal Co. Ltd.	102,000	3,668
Kurita Water Industries Ltd.	88,000	3,796
West Japan Railway Co.	451,500	8,581
		16,045
Luxembourg – 0.3%
SES S.A.	728,217	3,651
Mexico – 2.3%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	551,320	9,555
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	292,378	8,262
Promotora y Operadora de Infraestructura S.A.B. de C.V.	659,906	6,256
		24,073
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,068,408	2,872
Spain – 1.2%
Aena S.M.E. S.A.	14,950	3,290
Atlantica Sustainable Infrastructure PLC	180,824	3,974
Iberdrola S.A.	296,796	4,592
		11,856
See Notes to the Financial Statements.
EQUITY FUNDS 130 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.3% (1)continued
Switzerland – 1.7%
Flughafen Zurich A.G. (Registered)	65,282	$15,710
Landis+Gyr Group A.G.*	22,405	2,084
		17,794
United Kingdom – 11.9%
National Grid PLC	4,510,904	62,185
Pennon Group PLC	1,200,273	9,505
Severn Trent PLC	629,322	22,236
SSE PLC	286,776	7,229
United Utilities Group PLC	1,481,644	20,738
		121,893
United States – 44.3%
AECOM	39,081	4,036
AES (The) Corp.	336,240	6,745
Alexandria Real Estate Equities, Inc.	45,714	5,428
Alliant Energy Corp.	105,685	6,414
American Electric Power Co., Inc.	257,317	26,401
American Tower Corp.	123,828	28,797
American Water Works Co., Inc.	41,626	6,087
Bunge Global S.A.	68,534	6,623
Cheniere Energy, Inc.	99,169	17,835
Crown Castle, Inc.	6,802	807
CSX Corp.	395,479	13,656
Dominion Energy, Inc.	232,546	13,439
DT Midstream, Inc.	77,885	6,126
Duke Energy Corp.	144,546	16,666
Edison International	65,965	5,745
Enphase Energy, Inc.*	22,576	2,552
Equinix, Inc.	9,802	8,701
Essential Utilities, Inc.	180,954	6,979
Evergy, Inc.	126,377	7,837
Eversource Energy	249,899	17,006
Exelon Corp.	844,130	34,229
Ferrovial S.E.	573,787	24,699
First Solar, Inc.*	11,789	2,941
GFL Environmental, Inc.	152,248	6,072
Gladstone Land Corp.	109,364	1,520
HA Sustainable Infrastructure Capital, Inc.	102,204	3,523
NextEra Energy, Inc.	464,696	39,281
Norfolk Southern Corp.	141,821	35,242
Ormat Technologies, Inc.	98,258	7,560
Pinnacle West Capital Corp.	18,843	1,669
SBA Communications Corp.	97,860	23,555
SJW Group	32,115	1,866
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.3% (1)continued
United States – 44.3%continued
Targa Resources Corp.	47,625	$7,049
Trimble, Inc.*	59,331	3,684
UGI Corp.	248,305	6,213
Union Pacific Corp.	75,807	18,685
Valmont Industries, Inc.	10,317	2,991
Waste Management, Inc.	43,668	9,065
Willdan Group, Inc.*	50,334	2,061
Xcel Energy, Inc.	196,618	12,839
		452,624
Total Common Stocks
(Cost $836,467)		953,102

INVESTMENT COMPANIES – 5.7%
International Public Partnerships Ltd.	4,715,056	8,109
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(2) (3)	35,899,054	35,899
Renewables Infrastructure Group (The) Ltd.	7,340,882	10,246
VH Global Sustainable Energy Opportunities PLC	3,876,478	3,908
Total Investment Companies
(Cost $57,805)		58,162

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bills,
5.08%, 10/3/24(4) (5)	$1,010	$1,010
4.27%, 3/27/25(4) (5)	15	14
Total Short-Term Investments
(Cost $1,024)		1,024

Total Investments – 99.1%
(Cost $895,296)		1,012,288
Other Assets less Liabilities – 0.9%		9,061
Net Assets – 100.0%		$1,021,349

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  131 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	September 30, 2024 (UNAUDITED)
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500 (United States Dollar)	51	$14,826	Long	12/24	$290
MSCI EAFE Index (United States Dollar)	95	11,817	Long	12/24	221
Total					$511

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2024:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$12,190	$—	$—	$12,190
Canada	33,298	—	—	33,298
Mexico	24,073	—	—	24,073
Spain	3,974	7,882	—	11,856
United States	427,925	24,699	—	452,624
All Other Countries(1)	—	419,061	—	419,061
Total Common Stocks	501,460	451,642	—	953,102
Investment Companies	35,899	22,263	—	58,162
Short-Term Investments	—	1,024	—	1,024
Total Investments	$537,359	$474,929	$—	$1,012,288
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$511	$—	$—	$511

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 132 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND	September 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)
Australia – 5.9%
Dexus	60,143	$315
Goodman Group	204,043	5,239
National Storage REIT	642,058	1,131
NEXTDC Ltd.*	14,148	172
Rural Funds Group	112,867	155
Scentre Group	233,577	592
Stockland	169,476	616
		8,220
Belgium – 1.2%
Shurgard Self Storage Ltd.	28,744	1,347
VGP N.V.	3,450	354
		1,701
Canada – 2.0%
Canadian Apartment Properties REIT	69,989	2,846
France – 0.2%
Unibail-Rodamco-Westfield*	3,150	276
Germany – 2.3%
LEG Immobilien S.E.	4,700	490
Vonovia S.E.	75,034	2,735
		3,225
Hong Kong – 1.7%
Hongkong Land Holdings Ltd.	86,300	317
Sino Land Co. Ltd.	801,683	880
Sun Hung Kai Properties Ltd.	61,000	662
Wharf Real Estate Investment Co. Ltd.	129,000	456
		2,315
Japan – 6.0%
Activia Properties, Inc.	140	319
Invincible Investment Corp.	859	372
Japan Hotel REIT Investment Corp.	596	297
Japan Metropolitan Fund Invest	1,853	1,247
KDX Realty Investment Corp.	368	388
Mitsubishi Estate Co. Ltd.	45,000	710
Mitsui Fudosan Co. Ltd.	383,100	3,589
Nippon Accommodations Fund, Inc.	71	315
Star Asia Investment Corp.	1,001	371
Tokyo Tatemono Co. Ltd.	21,600	346
United Urban Investment Corp.	381	366
		8,320
Mexico – 0.4%
Corp. Inmobiliaria Vesta S.A.B. de C.V. ADR	22,281	600
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Netherlands – 0.3%
CTP N.V.	24,671	$451
Singapore – 2.8%
Capitaland India Trust	546,494	492
CapitaLand Integrated Commercial Trust	393,469	650
CapitaLand Investment Ltd.	815,900	1,984
Mapletree Logistics Trust	280,500	319
Parkway Life Real Estate Investment Trust	143,900	471
		3,916
Spain – 1.7%
Cellnex Telecom S.A.*	43,411	1,759
Merlin Properties Socimi S.A.	51,133	646
		2,405
Sweden – 0.4%
Fastighets AB Balder, Class B*	60,500	532
Tanzania, United Republic of – 0.8%
Helios Towers PLC*	687,673	1,054
United Kingdom – 5.9%
Big Yellow Group PLC	75,170	1,277
British Land (The) Co. PLC	63,367	369
Derwent London PLC	25,249	811
Grainger PLC	328,332	1,078
Hammerson PLC	88,178	375
Helical PLC	63,717	192
Safestore Holdings PLC	29,560	355
Segro PLC	179,531	2,101
Shaftesbury Capital PLC	413,713	816
Tritax Big Box REIT PLC	150,277	320
UNITE Group (The) PLC	29,241	368
Workspace Group PLC	21,000	183
		8,245
United States – 62.1%
Alexandria Real Estate Equities, Inc.	13,791	1,638
American Homes 4 Rent, Class A	85,092	3,267
American Tower Corp.	6,334	1,473
AvalonBay Communities, Inc.	8,184	1,843
BXP, Inc.	20,892	1,681
CBRE Group, Inc., Class A*	5,037	627
Cousins Properties, Inc.	13,407	395
CubeSmart	19,803	1,066
Digital Realty Trust, Inc.	16,008	2,591
DigitalBridge Group, Inc.	13,768	195
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  133 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
United States – 62.1%continued
Douglas Emmett, Inc.	59,144	$1,039
EastGroup Properties, Inc.	7,805	1,458
Encompass Health Corp.	7,983	771
Equinix, Inc.	8,410	7,465
Equity LifeStyle Properties, Inc.	55,138	3,934
Essex Property Trust, Inc.	6,507	1,922
Extra Space Storage, Inc.	14,681	2,645
Farmland Partners, Inc.	33,603	351
Federal Realty Investment Trust	30,297	3,483
First Industrial Realty Trust, Inc.	23,980	1,342
Highwoods Properties, Inc.	12,045	404
Kilroy Realty Corp.	26,706	1,034
Kimco Realty Corp.	83,967	1,950
Lamar Advertising Co., Class A	8,498	1,135
Lineage, Inc.	15,414	1,208
Macerich (The) Co.	61,665	1,125
Mid-America Apartment Communities, Inc.	19,028	3,024
NNN REIT, Inc.	33,934	1,645
Prologis, Inc.	73,680	9,304
Public Storage	8,071	2,937
Rayonier, Inc.	43,182	1,390
Realty Income Corp.	46,504	2,949
Rexford Industrial Realty, Inc.	40,258	2,025
Ryman Hospitality Properties, Inc.	9,156	982
Sabra Health Care REIT, Inc.	52,495	977
SBA Communications Corp.	9,340	2,248
STAG Industrial, Inc.	22,788	891
Sun Communities, Inc.	16,094	2,175
UDR, Inc.	33,867	1,536
Universal Health Services, Inc., Class B	2,060	472
Ventas, Inc.	42,270	2,711
Welltower, Inc.	21,342	2,732
Weyerhaeuser Co.	48,938	1,657
Wyndham Hotels & Resorts, Inc.	12,995	1,015
		86,712
Total Common Stocks
(Cost $108,312)		130,818

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(2) (3)	8,854,890	$8,855
Total Investment Companies
(Cost $8,855)		8,855

Total Investments – 100.0%
(Cost $117,167)		139,673
Liabilities less Other Assets – (0.0%)		(35)
Net Assets – 100.0%		$139,638

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
EQUITY FUNDS 134 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$2,846	$—	$—	$2,846
Mexico	600	—	—	600
United States	86,712	—	—	86,712
All Other Countries(1)	—	40,660	—	40,660
Total Common Stocks	90,158	40,660	—	130,818
Investment Companies	8,855	—	—	8,855
Total Investments	$99,013	$40,660	$—	$139,673

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  135 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.1%
Aerospace & Defense – 1.0%
AAR Corp.*	5,771	$377
AeroVironment, Inc.*	3,600	722
Astronics Corp.*	2,007	39
Astronics Corp., Class B*	3,022	59
Ducommun, Inc.*	3,310	218
Kratos Defense & Security Solutions, Inc.*	21,500	501
Leonardo DRS, Inc.*	34,000	960
Moog, Inc., Class A	4,076	823
National Presto Industries, Inc.	1,020	77
Park Aerospace Corp.	3,822	50
V2X, Inc.*	3,516	196
		4,022
Air Freight & Logistics – 0.1%
Forward Air Corp.	5,454	193
Automobile Components – 1.1%
Adient PLC*	14,667	331
American Axle & Manufacturing Holdings, Inc.*	10,406	64
Cooper-Standard Holdings, Inc.*	1,755	25
Dana, Inc.	20,486	216
Dorman Products, Inc.*	5,623	636
Gentherm, Inc.*	6,597	307
Goodyear Tire & Rubber (The) Co.*	44,941	398
LCI Industries	5,823	702
Modine Manufacturing Co.*	4,182	555
Motorcar Parts of America, Inc.*	4,193	31
Patrick Industries, Inc.	3,588	511
Standard Motor Products, Inc.	3,491	116
Stoneridge, Inc.*	3,599	40
Strattec Security Corp.*	1,271	54
Superior Industries International, Inc.*	6,257	19
Visteon Corp.*	3,984	380
XPEL, Inc.*	2,466	107
		4,492
Automobiles – 0.1%
Winnebago Industries, Inc.	6,985	406
Banks – 8.4%
1st Source Corp.	4,936	296
Amalgamated Financial Corp.	4,719	148
Amerant Bancorp, Inc.	4,405	94
AmeriServ Financial, Inc.	2,365	6
Ames National Corp.	1,315	24
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Banks – 8.4%continued
Arrow Financial Corp.	4,328	$124
Associated Banc-Corp	17,902	386
Atlantic Union Bankshares Corp.	17,323	653
Axos Financial, Inc.*	10,562	664
Banc of California, Inc.	20,653	304
BancFirst Corp.	3,452	363
Bancorp (The), Inc.*	7,432	398
Bank First Corp.	2,562	232
Bank of Hawaii Corp.	5,253	330
Bank of Marin Bancorp	2,905	58
Bank of NT Butterfield & Son (The) Ltd.	6,913	255
Bank of South Carolina Corp.	4,760	57
Bank7 Corp.	6,914	259
BankFinancial Corp.	2,738	33
Bankwell Financial Group, Inc.	5,884	176
Banner Corp.	6,639	395
Bar Harbor Bankshares	1,552	48
BCB Bancorp, Inc.	1,654	20
Berkshire Hills Bancorp, Inc.	6,455	174
Business First Bancshares, Inc.	2,489	64
C&F Financial Corp.	1,273	74
Cadence Bank	27,446	874
Camden National Corp.	3,057	126
Capital City Bank Group, Inc.	1,674	59
Capitol Federal Financial, Inc.	18,979	111
Cathay General Bancorp	12,307	529
CB Financial Services, Inc.	281	8
Central Pacific Financial Corp.	3,965	117
Citizens & Northern Corp.	865	17
Citizens Community Bancorp, Inc.	1,193	17
Citizens Financial Services, Inc.	215	13
City Holding Co.	2,978	350
Civista Bancshares, Inc.	544	10
Colony Bankcorp, Inc.	1,026	16
Columbia Financial, Inc.*	4,061	69
Community Financial System, Inc.	7,298	424
Community Trust Bancorp, Inc.	2,243	111
ConnectOne Bancorp, Inc.	1,888	47
CrossFirst Bankshares, Inc.*	6,746	113
Customers Bancorp, Inc.*	4,401	204
CVB Financial Corp.	19,689	351
Dime Community Bancshares, Inc.	5,268	152
Eagle Financial Services, Inc.	100	3
Eastern Bankshares, Inc.	26,154	429
See Notes to the Financial Statements.
EQUITY FUNDS 136 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Banks – 8.4%continued
Enterprise Bancorp, Inc.	2,593	$83
Enterprise Financial Services Corp.	4,211	216
Equity Bancshares, Inc., Class A	2,740	112
ESSA Bancorp, Inc.	741	14
FB Financial Corp.	5,280	248
Financial Institutions, Inc.	3,551	90
First Bancorp	6,328	263
First BanCorp (New York Exchange)	24,076	510
First Bancorp (The), Inc.	662	17
First Bancshares (The), Inc.	3,944	127
First Bank(1)	6	—
First Busey Corp.	8,786	229
First Business Financial Services, Inc.	966	44
First Commonwealth Financial Corp.	22,596	388
First Community Bankshares, Inc.	2,546	110
First Financial Bankshares, Inc.	22,574	835
First Financial Corp.	2,113	93
First Financial Northwest, Inc.	1,552	35
First Foundation, Inc.	4,627	29
First Guaranty Bancshares, Inc.	537	6
First Hawaiian, Inc.	15,541	360
First Internet Bancorp	1,333	46
First Interstate BancSystem, Inc., Class A	11,300	347
First Merchants Corp.	8,164	304
First Mid Bancshares, Inc.	3,398	132
First of Long Island (The) Corp.	2,915	38
First Savings Financial Group, Inc.	8,902	212
First United Corp.	6,085	182
Flushing Financial Corp.	5,368	78
FS Bancorp, Inc.	1,919	85
Fulton Financial Corp.	26,551	481
German American Bancorp, Inc.	4,171	162
Glacier Bancorp, Inc.	16,930	774
Great Southern Bancorp, Inc.	1,375	79
Hancock Whitney Corp.	12,962	663
Hanmi Financial Corp.	3,968	74
Harleysville Financial Corp.	203	4
Hawthorn Bancshares, Inc.	813	20
Heartland Financial U.S.A., Inc.	4,902	278
Heritage Financial Corp.	6,350	138
Hilltop Holdings, Inc.	11,876	382
Home Bancorp, Inc.	2,461	110
Home BancShares, Inc.	28,004	759
HomeStreet, Inc.	3,759	59
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Banks – 8.4%continued
HomeTrust Bancshares, Inc.	3,051	$104
Hope Bancorp, Inc.	16,136	203
Horizon Bancorp, Inc.	6,441	100
Independent Bank Corp.	7,571	448
Independent Bank Group, Inc.	8,104	467
Inter & Co., Inc., Class A	61,000	406
International Bancshares Corp.	9,602	574
Investar Holding Corp.	8,677	168
Jeffersonville Bancorp	503	10
Kentucky First Federal Bancorp	942	3
Lake Shore Bancorp, Inc.	598	8
Lakeland Financial Corp.	3,758	245
Landmark Bancorp, Inc.	1,231	25
Magyar Bancorp, Inc.	1,085	13
Mercantile Bank Corp.	4,553	199
Mid Penn Bancorp, Inc.	794	24
MidWestOne Financial Group, Inc.	1,147	33
NASB Financial, Inc.	762	28
National Bank Holdings Corp., Class A	5,197	219
National Bankshares, Inc.	684	20
NB Bancorp, Inc.*	5,786	107
NBT Bancorp, Inc.	8,210	363
Nicolet Bankshares, Inc.	2,367	226
Northeast Bank	1,777	137
Northeast Community Bancorp, Inc.	2,136	56
Northfield Bancorp, Inc.	12,426	144
Northrim BanCorp, Inc.	1,323	94
Norwood Financial Corp.	869	24
OceanFirst Financial Corp.	7,287	135
OFG Bancorp	8,311	373
Ohio Valley Banc Corp.	1,300	31
Old Point Financial Corp.	888	17
Old Second Bancorp, Inc.	2,096	33
Pacific Premier Bancorp, Inc.	16,011	403
Park National Corp.	2,328	391
Penns Woods Bancorp, Inc.	1,643	39
Peoples Bancorp of North Carolina, Inc.	1,240	31
Peoples Bancorp, Inc.	5,084	153
Peoples Financial Corp.	201	4
Peoples Financial Services Corp.	832	39
Preferred Bank	2,989	240
Premier Financial Corp.	7,818	184
Primis Financial Corp.	543	7
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  137 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Banks – 8.4%continued
Provident Bancorp, Inc.(1) *	18	$—
Provident Financial Holdings, Inc.	1,343	19
Provident Financial Services, Inc.	18,711	347
Renasant Corp.	9,400	305
Republic Bancorp, Inc., Class A	2,526	165
S&T Bancorp, Inc.	5,663	238
Sandy Spring Bancorp, Inc.	4,037	127
Seacoast Banking Corp. of Florida	12,553	335
ServisFirst Bancshares, Inc.	10,014	806
Shore Bancshares, Inc.	6,967	97
Sierra Bancorp	758	22
Simmons First National Corp., Class A	14,835	320
Southern First Bancshares, Inc.*	3,510	120
Southern Missouri Bancorp, Inc.	544	31
Southside Bancshares, Inc.	3,869	129
SouthState Corp.	11,302	1,098
Stellar Bancorp, Inc.	7,300	189
Stock Yards Bancorp, Inc.	4,873	302
Texas Capital Bancshares, Inc.*	6,891	492
Timberland Bancorp, Inc.	1,455	44
Tompkins Financial Corp.	1,892	109
Towne Bank	10,063	333
TriCo Bancshares	3,881	166
TrustCo Bank Corp. NY	2,025	67
Trustmark Corp.	9,889	315
UMB Financial Corp.	6,783	713
Union Bankshares, Inc.	5,178	134
United Bancorp, Inc.	1,182	16
United Bankshares, Inc.	19,649	729
United Community Banks, Inc.	17,775	517
Unity Bancorp, Inc.	1,887	64
Univest Financial Corp.	4,272	120
Virginia National Bankshares Corp.	105	4
Washington Trust Bancorp, Inc.	3,348	108
WesBanco, Inc.	11,669	347
West BanCorp, Inc.	921	17
Westamerica BanCorp	4,740	234
Western New England Bancorp, Inc.	6,937	59
WSFS Financial Corp.	13,339	680
		35,447
Beverages – 0.2%
MGP Ingredients, Inc.	2,643	220
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Beverages – 0.2%continued
National Beverage Corp.	12,418	$583
Vita Coco (The) Co., Inc.*	7,500	212
		1,015
Biotechnology – 6.6%
2seventy bio, Inc.(1) *	74	—
4D Molecular Therapeutics, Inc.*	7,536	81
89bio, Inc.*	16,686	123
Abeona Therapeutics, Inc.*	19,065	120
ACADIA Pharmaceuticals, Inc.*	16,226	250
Achieve Life Sciences, Inc.*	31,227	148
Acumen Pharmaceuticals, Inc.*	903	2
Adaptimmune Therapeutics PLC ADR*	16,891	16
ADMA Biologics, Inc.*	34,121	682
Agenus, Inc.*	7,100	39
Agios Pharmaceuticals, Inc.*	4,087	182
Akero Therapeutics, Inc.*	4,200	120
Alector, Inc.*	12,938	60
Alkermes PLC*	22,400	627
Allogene Therapeutics, Inc.*	22,826	64
Altimmune, Inc.*	10,000	61
Alvotech S.A.*	35,205	419
ALX Oncology Holdings, Inc.*	19,762	36
Amicus Therapeutics, Inc.*	55,183	589
AnaptysBio, Inc.*	9,064	304
Anavex Life Sciences Corp.*	18,798	107
Anika Therapeutics, Inc.*	4,118	102
Annexon, Inc.*	4,936	29
Aravive, Inc.(2) *	8,839	—
Arbutus Biopharma Corp.*	6,188	24
Arcellx, Inc.*	8,121	678
Arcturus Therapeutics Holdings, Inc.*	6,989	162
Arcutis Biotherapeutics, Inc.*	15,235	142
Ardelyx, Inc.*	5,205	36
ArriVent Biopharma, Inc.*	5,300	125
ARS Pharmaceuticals, Inc.*	11,400	165
Assembly Biosciences, Inc.*	6,200	94
Astria Therapeutics, Inc.*	19,015	209
Aurinia Pharmaceuticals, Inc.*	17,000	125
Avid Bioservices, Inc.*	7,826	89
Avidity Biosciences, Inc.*	10,677	490
Beam Therapeutics, Inc.*	8,300	203
Beyondspring, Inc.*	5,459	12
Biohaven Ltd.*	7,707	385
Biomea Fusion, Inc.*	26,951	272
See Notes to the Financial Statements.
EQUITY FUNDS 138 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Biotechnology – 6.6%continued
Bluebird Bio, Inc.*	8,931	$5
C4 Therapeutics, Inc.*	4,944	28
Cabaletta Bio, Inc.*	11,000	52
Capricor Therapeutics, Inc.*	18,027	274
CareDx, Inc.*	6,500	203
Cargo Therapeutics, Inc.*	6,000	111
Caribou Biosciences, Inc.*	12,842	25
Cartesian Therapeutics, Inc.*	4,200	68
Catalyst Pharmaceuticals, Inc.*	29,284	582
Celcuity, Inc.*	14,163	211
CervoMed, Inc.*	4,700	69
Cibus, Inc.(1) *	1	—
Cidara Therapeutics, Inc.*	7,600	82
Cogent Biosciences, Inc.*	10,800	117
Coherus Biosciences, Inc.*	11,737	12
Corbus Pharmaceuticals Holdings, Inc.*	2,100	43
Crinetics Pharmaceuticals, Inc.*	10,955	560
Cullinan Therapeutics, Inc.*	9,223	154
Curis, Inc.*	11,800	64
Day One Biopharmaceuticals, Inc.*	5,517	77
Design Therapeutics, Inc.*	20,184	109
DiaMedica Therapeutics, Inc.*	16,883	71
Dianthus Therapeutics, Inc.*	3,700	101
Disc Medicine, Inc.*	1,865	92
Dyadic International, Inc.*	13,198	14
Dynavax Technologies Corp.*	24,113	269
Dyne Therapeutics, Inc.*	13,062	469
Eagle Pharmaceuticals, Inc.*	2,990	11
Editas Medicine, Inc.*	6,691	23
Elicio Therapeutics, Inc.*	13,000	65
Eliem Therapeutics, Inc.*	12,500	64
Emergent BioSolutions, Inc.*	8,439	70
Enanta Pharmaceuticals, Inc.*	12,052	125
Engene Holdings, Inc.*	11,000	73
Entrada Therapeutics, Inc.*	12,042	192
Foghorn Therapeutics, Inc.*	8,653	81
Galectin Therapeutics, Inc.*	6,174	17
Geron Corp.*	21,709	99
Greenwich Lifesciences, Inc.*	5,800	83
Gyre Therapeutics, Inc.*	8,500	107
Halozyme Therapeutics, Inc.*	19,595	1,122
HilleVax, Inc.*	1,790	3
Humacyte, Inc.*	15,500	84
Ideaya Biosciences, Inc.*	4,302	136
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Biotechnology – 6.6%continued
IGM Biosciences, Inc.*	20,060	$332
Immatics N.V.*	8,205	94
ImmuCell Corp.*	2,016	7
Immunic, Inc.*	12,445	21
Immunome, Inc.*	10,385	152
Inhibrx Biosciences, Inc.*	8,265	129
Inozyme Pharma, Inc.*	12,169	64
Insmed, Inc.*	19,115	1,395
Iovance Biotherapeutics, Inc.*	30,501	286
Ironwood Pharmaceuticals, Inc.*	34,971	144
iTeos Therapeutics, Inc.*	6,176	63
Janux Therapeutics, Inc.*	5,517	251
Jasper Therapeutics, Inc.*	4,000	75
KalVista Pharmaceuticals, Inc.*	14,958	173
Keros Therapeutics, Inc.*	2,126	123
Korro Bio, Inc.*	2,700	90
Krystal Biotech, Inc.*	2,364	430
Kura Oncology, Inc.*	14,337	280
Larimar Therapeutics, Inc.*	375	2
LENZ Therapeutics, Inc.	6,035	143
Lexeo Therapeutics, Inc.*	5,900	53
Lexicon Pharmaceuticals, Inc.*	9,092	14
MacroGenics, Inc.*	7,145	23
MannKind Corp.*	32,003	201
MediciNova, Inc.*	15,779	33
MeiraGTx Holdings PLC*	11,067	46
Mereo Biopharma Group PLC ADR*	1,007	4
Merrimack Pharmaceuticals, Inc.(2) *	7,504	—
Mersana Therapeutics, Inc.*	8,049	15
Merus N.V.*	9,643	482
MiMedx Group, Inc.*	11,631	69
Mineralys Therapeutics, Inc.*	7,800	94
Mirum Pharmaceuticals, Inc.*	10,946	427
Monte Rosa Therapeutics, Inc.*	10,385	55
Myriad Genetics, Inc.*	16,234	445
Neurogene, Inc.*	3,000	126
Nkarta, Inc.*	20,621	93
Nurix Therapeutics, Inc.*	5,000	112
Olema Pharmaceuticals, Inc.*	16,909	202
Omega Therapeutics, Inc.(1) *	258	—
Organogenesis Holdings, Inc.*	7,122	20
ORIC Pharmaceuticals, Inc.*	18,327	188
PDL BioPharma, Inc.(2) *	24,608	30
PepGen, Inc.*	5,600	48
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  139 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Biotechnology – 6.6%continued
Perspective Therapeutics, Inc.*	7,700	$103
PMV Pharmaceuticals, Inc.*	6,462	10
Praxis Precision Medicines, Inc.*	3,322	191
Precision BioSciences, Inc.*	9,100	82
Prime Medicine, Inc.*	14,700	57
ProKidney Corp.*	6,328	12
ProQR Therapeutics N.V.*	5,007	9
Protagonist Therapeutics, Inc.*	4,675	210
Protalix BioTherapeutics, Inc.*	503	1
Prothena Corp. PLC*	4,700	79
Q32 Bio, Inc.*	5,100	228
REGENXBIO, Inc.*	12,647	133
Relay Therapeutics, Inc.*	13,100	93
Replimune Group, Inc.*	14,032	154
Rhythm Pharmaceuticals, Inc.*	7,082	371
Sage Therapeutics, Inc.*	9,678	70
Savara, Inc.*	5,832	25
Scholar Rock Holding Corp.*	12,169	97
Sera Prognostics, Inc., Class A*	12,700	99
Serina Therapeutics, Inc.*	7,900	53
Shattuck Labs, Inc.*	3,786	13
Solid Biosciences, Inc.*	372	3
Spero Therapeutics, Inc.*	6,821	9
Spyre Therapeutics, Inc.*	3,600	106
Stoke Therapeutics, Inc.*	11,016	135
Sutro Biopharma, Inc.*	2,516	9
Syndax Pharmaceuticals, Inc.*	5,355	103
Tango Therapeutics, Inc.*	9,700	75
Tenaya Therapeutics, Inc.*	5,333	10
TG Therapeutics, Inc.*	15,600	365
Tourmaline Bio, Inc.	5,900	152
Travere Therapeutics, Inc.*	8,425	118
Twist Bioscience Corp.*	7,545	341
Tyra Biosciences, Inc.*	5,400	127
UroGen Pharma Ltd.*	14,371	183
Vanda Pharmaceuticals, Inc.*	8,584	40
Vaxcyte, Inc.*	9,436	1,078
Vera Therapeutics, Inc.*	6,166	273
Veracyte, Inc.*	10,121	345
Vericel Corp.*	6,801	287
Viridian Therapeutics, Inc.*	14,352	327
Voyager Therapeutics, Inc.*	9,153	54
vTv Therapeutics, Inc., Class A*	4,900	66
XBiotech, Inc.*	5,589	43
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Biotechnology – 6.6%continued
Xencor, Inc.*	4,462	$90
Xenon Pharmaceuticals, Inc.*	6,463	254
XOMA Royalty Corp.*	7,819	207
Y-mAbs Therapeutics, Inc.*	9,331	123
Zymeworks, Inc.*	5,823	73
		27,709
Building Products – 1.5%
American Woodmark Corp.*	2,360	221
Apogee Enterprises, Inc.	5,106	358
AZEK (The) Co., Inc.*	15,728	736
AZZ, Inc.	3,502	289
CSW Industrials, Inc.	2,176	797
Gibraltar Industries, Inc.*	5,733	401
Griffon Corp.	8,284	580
Insteel Industries, Inc.	6,159	191
JELD-WEN Holding, Inc.*	10,312	163
Quanex Building Products Corp.	4,878	135
Resideo Technologies, Inc.*	20,150	406
UFP Industries, Inc.	10,271	1,348
Zurn Elkay Water Solutions Corp.	21,336	767
		6,392
Capital Markets – 2.5%
ArrowMark Financial Corp.	2,439	51
Artisan Partners Asset Management, Inc., Class A	7,040	305
Associated Capital Group, Inc., Class A	2,161	77
B. Riley Financial, Inc.	1,976	10
BGC Group, Inc., Class A	40,474	372
Cohen & Steers, Inc.	4,146	398
Diamond Hill Investment Group, Inc.	1,053	170
Donnelley Financial Solutions, Inc.*	489	32
Ellington Credit Co.	3,778	26
Evercore, Inc., Class A	5,556	1,408
Federated Hermes, Inc.	13,532	498
Freedom Holding Corp.*	4,083	387
GAMCO Investors, Inc., Class A	6,012	147
Great Elm Group, Inc.*	1,697	3
Hamilton Lane, Inc., Class A	4,154	699
Houlihan Lokey, Inc.	6,165	974
Lazard, Inc.	11,796	594
Moelis & Co., Class A	8,967	614
Patria Investments Ltd., Class A	16,063	179
Piper Sandler Cos.	3,072	872
PJT Partners, Inc., Class A	3,352	447
See Notes to the Financial Statements.
EQUITY FUNDS 140 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Capital Markets – 2.5%continued
Siebert Financial Corp.*	5,779	$15
StepStone Group, Inc., Class A	7,100	404
StoneX Group, Inc.*	4,885	400
TPG, Inc.	8,195	472
Victory Capital Holdings, Inc., Class A	9,816	544
Virtus Investment Partners, Inc.	952	199
Westwood Holdings Group, Inc.	1,921	27
WisdomTree, Inc.	13,394	134
		10,458
Chemicals – 2.0%
AdvanSix, Inc.	3,850	117
Alto Ingredients, Inc.*	7,970	13
American Vanguard Corp.	3,314	17
Arq, Inc.*	713	4
Aspen Aerogels, Inc.*	4,010	111
Avient Corp.	12,969	653
Balchem Corp.	5,031	885
Cabot Corp.	8,893	994
Element Solutions, Inc.	27,695	752
H.B. Fuller Co.	10,074	800
Hawkins, Inc.	6,441	821
Ingevity Corp.*	6,481	253
Innospec, Inc.	3,773	427
Intrepid Potash, Inc.*	714	17
Koppers Holdings, Inc.	6,668	244
Kronos Worldwide, Inc.	4,177	52
LSB Industries, Inc.*	5,286	42
Mativ Holdings, Inc.	11,986	204
Minerals Technologies, Inc.	5,996	463
Orion S.A.	6,681	119
Quaker Chemical Corp.	3,203	540
Sensient Technologies Corp.	7,002	562
Stepan Co.	3,813	294
Tronox Holdings PLC	16,545	242
		8,626
Commercial Services & Supplies – 1.7%
ABM Industries, Inc.	10,422	550
ACCO Brands Corp.	16,647	91
ACV Auctions, Inc., Class A*	17,604	358
ARC Document Solutions, Inc.	5,750	19
Brady Corp., Class A	8,010	614
Brink's (The) Co.	7,584	877
Casella Waste Systems, Inc., Class A*	6,838	680
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Commercial Services & Supplies – 1.7%continued
CECO Environmental Corp.*	1,657	$47
Cimpress PLC*	4,175	342
Civeo Corp.	248	7
CompX International, Inc.	2,395	70
CoreCivic, Inc.*	17,208	218
Deluxe Corp.	6,981	136
Ennis, Inc.	5,024	122
HNI Corp.	7,411	399
Interface, Inc.	7,303	139
Liquidity Services, Inc.*	3,928	90
Matthews International Corp., Class A	5,775	134
MillerKnoll, Inc.	13,264	328
NL Industries, Inc.	6,866	51
Odyssey Marine Exploration, Inc.(1) *	377	—
OPENLANE, Inc.*	20,404	344
Perma-Fix Environmental Services, Inc.*	1,164	14
Pitney Bowes, Inc.	23,338	166
Quad/Graphics, Inc.	1,943	9
Steelcase, Inc., Class A	15,395	208
UniFirst Corp.	2,393	475
Viad Corp.*	3,390	122
Virco Mfg. Corp.	3,738	52
VSE Corp.	3,782	313
		6,975
Communications Equipment – 0.5%
ADTRAN Holdings, Inc.	7,508	44
Applied Optoelectronics, Inc.*	6,697	96
Aviat Networks, Inc.*	2,402	52
BK Technologies Corp.*	312	7
Calix, Inc.*	7,247	281
Clearfield, Inc.*	3,898	152
CommScope Holding Co., Inc.*	28,784	176
Comtech Telecommunications Corp.*	3,651	17
Digi International, Inc.*	8,563	236
Extreme Networks, Inc.*	16,315	245
Harmonic, Inc.*	15,063	219
Ituran Location and Control Ltd.	3,264	87
KVH Industries, Inc.*	6,555	32
NETGEAR, Inc.*	4,795	96
NetScout Systems, Inc.*	11,636	253
Ribbon Communications, Inc.*	3,949	13
Viavi Solutions, Inc.*	30,775	278
		2,284
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  141 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Construction & Engineering – 1.5%
Arcosa, Inc.	8,698	$824
Argan, Inc.	2,895	294
Construction Partners, Inc., Class A*	6,200	433
Dycom Industries, Inc.*	4,658	918
Fluor Corp.*	22,112	1,055
Granite Construction, Inc.	8,699	690
Great Lakes Dredge & Dock Corp.*	6,668	70
IES Holdings, Inc.*	1,343	268
Matrix Service Co.*	8,607	99
MYR Group, Inc.*	2,539	260
Northwest Pipe Co.*	4,197	189
Orion Group Holdings, Inc.*	2,292	13
Primoris Services Corp.	4,743	276
Sterling Infrastructure, Inc.*	6,276	910
Tutor Perini Corp.*	4,398	119
		6,418
Construction Materials – 0.5%
Knife River Corp.*	7,200	644
Summit Materials, Inc., Class A*	20,970	818
United States Lime & Minerals, Inc.	5,345	522
		1,984
Consumer Finance – 0.9%
Atlanticus Holdings Corp.*	1,092	38
Bread Financial Holdings, Inc.	6,800	324
Encore Capital Group, Inc.*	5,411	256
Enova International, Inc.*	3,881	325
EZCORP, Inc., Class A*	5,862	66
FirstCash Holdings, Inc.	6,558	753
Green Dot Corp., Class A*	8,884	104
LendingClub Corp.*	8,000	91
Medallion Financial Corp.	946	8
Navient Corp.	26,635	415
Nelnet, Inc., Class A	5,380	609
PRA Group, Inc.*	8,060	180
PROG Holdings, Inc.	11,408	553
World Acceptance Corp.*	1,388	164
		3,886
Consumer Staples Distribution & Retail – 0.8%
Andersons (The), Inc.	3,162	159
Chefs' Warehouse (The), Inc.*	2,539	107
Grocery Outlet Holding Corp.*	11,792	207
Ingles Markets, Inc., Class A	4,414	329
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Consumer Staples Distribution & Retail – 0.8%continued
Natural Grocers by Vitamin Cottage, Inc.	1,423	$42
PriceSmart, Inc.	3,306	304
SpartanNash Co.	5,548	124
Sprouts Farmers Market, Inc.*	13,384	1,478
United Natural Foods, Inc.*	6,798	114
Village Super Market, Inc., Class A	1,508	48
Weis Markets, Inc.	3,730	257
		3,169
Containers & Packaging – 0.4%
Ardagh Metal Packaging S.A.	75,700	285
Greif, Inc., Class A	3,883	243
Myers Industries, Inc.	5,535	77
O-I Glass, Inc.*	18,562	244
Pactiv Evergreen, Inc.	22,700	261
Silgan Holdings, Inc.	8,905	468
TriMas Corp.	7,574	193
		1,771
Distributors – 0.1%
A-Mark Precious Metals, Inc.	7,803	345
Weyco Group, Inc.	3,331	113
		458
Diversified Consumer Services – 0.7%
Adtalem Global Education, Inc.*	10,117	764
American Public Education, Inc.*	4,613	68
Frontdoor, Inc.*	8,800	422
Graham Holdings Co., Class B	734	603
Laureate Education, Inc.	16,640	276
Perdoceo Education Corp.	8,003	178
Strategic Education, Inc.	3,476	322
Stride, Inc.*	5,298	452
Universal Technical Institute, Inc.*	2,695	44
WW International, Inc.(1) *	158	—
		3,129
Diversified Real Estate Investment Trusts – 0.6%
Alexander & Baldwin, Inc.	10,270	197
American Assets Trust, Inc.	6,895	184
Armada Hoffler Properties, Inc.	4,800	52
Broadstone Net Lease, Inc.	19,294	366
CTO Realty Growth, Inc.	9,257	176
Empire State Realty Trust, Inc., Class A	20,342	225
Essential Properties Realty Trust, Inc.	24,179	826
Gladstone Commercial Corp.	4,503	73
See Notes to the Financial Statements.
EQUITY FUNDS 142 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Diversified Real Estate Investment Trusts – 0.6%continued
Global Net Lease, Inc.	23,715	$200
One Liberty Properties, Inc.	6,685	184
		2,483
Diversified Telecommunication Services – 0.4%
Anterix, Inc.*	5,005	188
ATN International, Inc.	1,896	61
Bandwidth, Inc., Class A*	2,427	42
Cogent Communications Holdings, Inc.	6,080	462
Consolidated Communications Holdings, Inc.*	11,807	55
IDT Corp., Class B	4,209	161
Iridium Communications, Inc.	16,727	509
Liberty Latin America Ltd., Class C*	13,173	125
LICT Corp.*	6	80
Shenandoah Telecommunications Co.	7,209	102
		1,785
Electric Utilities – 0.6%
ALLETE, Inc.	9,664	620
MGE Energy, Inc.	6,754	618
Otter Tail Corp.	8,211	642
Portland General Electric Co.	15,834	758
		2,638
Electrical Equipment – 0.9%
Allient, Inc.	3,350	64
American Superconductor Corp.*	565	13
Array Technologies, Inc.*	21,011	139
Atkore, Inc.	7,082	600
Babcock & Wilcox Enterprises, Inc.*	5,816	12
EnerSys	6,586	672
LSI Industries, Inc.	3,913	63
NEXTracker, Inc., Class A*	18,195	682
Orion Energy Systems, Inc.*	2,963	3
Powell Industries, Inc.	3,364	747
Preformed Line Products Co.	1,507	193
Shoals Technologies Group, Inc., Class A*	23,770	133
Thermon Group Holdings, Inc.*	2,661	79
TPI Composites, Inc.*	4,933	23
Ultralife Corp.*	2,087	19
Vicor Corp.*	4,689	197
		3,639
Electronic Equipment, Instruments & Components – 3.5%
Advanced Energy Industries, Inc.	5,510	580
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Electronic Equipment, Instruments & Components – 3.5%continued
Arlo Technologies, Inc.*	9,375	$114
Avnet, Inc.	12,757	693
Badger Meter, Inc.	4,362	953
Bel Fuse, Inc., Class A	1,337	133
Bel Fuse, Inc., Class B	4,185	329
Belden, Inc.	5,691	667
Benchmark Electronics, Inc.	7,411	328
Climb Global Solutions, Inc.	4,415	439
Crane NXT Co.	6,653	373
CTS Corp.	4,158	201
Daktronics, Inc.*	6,468	84
ePlus, Inc.*	8,320	818
Fabrinet*	6,446	1,524
FARO Technologies, Inc.*	3,009	58
Frequency Electronics, Inc.	5,419	65
Identiv, Inc.*	260	1
Insight Enterprises, Inc.*	7,366	1,587
Itron, Inc.*	6,772	723
Kimball Electronics, Inc.*	4,104	76
Knowles Corp.*	11,445	206
Methode Electronics, Inc.(3)	6,576	78
nLight, Inc.*	9,816	105
Novanta, Inc.*	5,648	1,011
OSI Systems, Inc.*	4,161	632
PAR Technology Corp.*	3,806	198
PC Connection, Inc.	5,267	397
Plexus Corp.*	4,777	653
Powerfleet, Inc. NJ*	1,647	8
Rogers Corp.*	2,776	314
Sanmina Corp.*	10,298	705
ScanSource, Inc.*	3,670	176
TTM Technologies, Inc.*	13,065	238
Vishay Intertechnology, Inc.	16,563	313
Vishay Precision Group, Inc.*	4,582	119
		14,899
Energy Equipment & Services – 1.8%
Archrock, Inc.	20,930	424
Bristow Group, Inc.*	5,420	188
Cactus, Inc., Class A	8,603	513
ChampionX Corp.	29,616	893
DMC Global, Inc.*	4,477	58
Expro Group Holdings N.V.*	14,167	243
Forum Energy Technologies, Inc.*	451	7
Geospace Technologies Corp.*	5,146	53
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  143 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Energy Equipment & Services – 1.8%continued
Gulf Island Fabrication, Inc.*	4,276	$24
Helix Energy Solutions Group, Inc.*	29,163	324
Helmerich & Payne, Inc.	13,831	421
Innovex International, Inc.*	5,043	74
KLX Energy Services Holdings, Inc.*	590	3
Kodiak Gas Services, Inc.	11,900	345
Liberty Energy, Inc.	20,273	387
Mammoth Energy Services, Inc.*	1,811	7
Nabors Industries Ltd.*	1,423	92
Natural Gas Services Group, Inc.*	3,027	58
Newpark Resources, Inc.*	11,660	81
Next Bridge Hydrocarbons, Inc.(2) (4) *	2,700	—
Nine Energy Service, Inc.*	2,298	3
Noble Corp. PLC	21,886	791
Oceaneering International, Inc.*	14,235	354
Oil States International, Inc.*	4,987	23
Patterson-UTI Energy, Inc.	49,733	380
ProPetro Holding Corp.*	8,576	66
RPC, Inc.	32,800	209
SEACOR Marine Holdings, Inc.*	8,560	83
Solaris Energy Infrastructure, Inc.	4,350	55
TETRA Technologies, Inc.*	9,706	30
Tidewater, Inc.*	7,472	536
Transocean Ltd.*	125,541	533
Valaris Ltd.*	8,602	480
		7,738
Entertainment – 0.4%
Atlanta Braves Holdings, Inc., Class C*	16,447	655
Cinemark Holdings, Inc.*	13,100	365
IMAX Corp.*	5,324	109
Madison Square Garden Entertainment Corp.*	3,420	145
Marcus (The) Corp.	4,213	63
Playtika Holding Corp.	30,400	241
Reading International, Inc., Class A*	2,207	4
Sphere Entertainment Co. (European Stock Exchange)*	3,420	151
		1,733
Financial Services – 2.2%
Acacia Research Corp.*	6,015	28
Banco Latinoamericano de Comercio Exterior S.A., Class E	7,152	232
California First Leasing Corp.	1,284	27
Cannae Holdings, Inc.	11,061	211
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Financial Services – 2.2%continued
Cass Information Systems, Inc.	1,749	$73
Enact Holdings, Inc.	17,766	646
Essent Group Ltd.	15,615	1,004
EVERTEC, Inc.	8,944	303
Federal Agricultural Mortgage Corp., Class C	1,014	190
Flywire Corp.*	12,088	198
HA Sustainable Infrastructure Capital, Inc.	9,979	344
I3 Verticals, Inc., Class A*	3,114	66
Jackson Financial, Inc., Class A	9,341	852
Lesaka Technologies, Inc.*	4,864	24
Marqeta, Inc., Class A*	54,159	267
Mr Cooper Group, Inc.*	8,779	809
NCR Atleos Corp.*	8,139	232
NMI Holdings, Inc.*	9,852	406
Onity Group, Inc.*	25	1
Pagseguro Digital Ltd., Class A*	35,448	305
Paymentus Holdings, Inc., Class A*	15,901	318
PennyMac Financial Services, Inc.	5,265	600
Radian Group, Inc.	27,268	946
Security National Financial Corp., Class A*	6,826	63
StoneCo Ltd., Class A*	34,150	385
Walker & Dunlop, Inc.	6,287	714
Waterstone Financial, Inc.	3,973	58
		9,302
Food Products – 1.1%
Alico, Inc.	4,926	138
B&G Foods, Inc.	10,600	94
Bridgford Foods Corp.*	4,747	43
Calavo Growers, Inc.	2,398	68
Cal-Maine Foods, Inc.	5,912	442
Farmer Bros. Co.*	3,321	7
Fresh Del Monte Produce, Inc.	4,747	140
Hain Celestial Group (The), Inc.*	11,360	98
J&J Snack Foods Corp.	2,834	488
John B. Sanfilippo & Son, Inc.	1,089	103
Lancaster Colony Corp.	3,120	551
Lifeway Foods, Inc.*	1,820	47
Limoneira Co.	2,267	60
Nomad Foods Ltd.	24,203	461
Seaboard Corp.	100	314
Seneca Foods Corp., Class A*	4,118	257
See Notes to the Financial Statements.
EQUITY FUNDS 144 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Food Products – 1.1%continued
Simply Good Foods (The) Co.*	13,050	$454
Tootsie Roll Industries, Inc.	9,114	282
TreeHouse Foods, Inc.*	8,618	362
Vital Farms, Inc.*	5,600	196
		4,605
Gas Utilities – 0.9%
Chesapeake Utilities Corp.	3,542	440
New Jersey Resources Corp.	15,969	754
Northwest Natural Holding Co.	6,127	250
ONE Gas, Inc.	12,314	916
RGC Resources, Inc.	1,369	31
Southwest Gas Holdings, Inc.	9,269	684
Spire, Inc.	9,049	609
		3,684
Ground Transportation – 0.4%
ArcBest Corp.	4,116	446
Covenant Logistics Group, Inc.	3,710	196
Heartland Express, Inc.	12,202	150
Marten Transport Ltd.	8,545	151
P.A.M. Transportation Services, Inc.*	6,146	114
Universal Logistics Holdings, Inc.	4,323	186
Werner Enterprises, Inc.	7,346	284
		1,527
Health Care Equipment & Supplies – 3.9%
Accuray, Inc.*	9,372	17
Alphatec Holdings, Inc.*	14,273	79
AngioDynamics, Inc.*	8,369	65
Apyx Medical Corp.*	3,504	4
Artivion, Inc.*	8,054	214
AtriCure, Inc.*	8,496	238
Avanos Medical, Inc.*	9,661	232
Axogen, Inc.*	8,019	112
Axonics, Inc.*	6,215	433
BioSig Technologies, Inc.*	1	—
Bioventus, Inc., Class A*	5,498	66
Cerus Corp.*	38,164	66
CONMED Corp.	4,622	332
CVRx, Inc.*	8,300	73
Daxor Corp.(1) *	37	—
Electromed, Inc.*	11,550	248
Embecta Corp.	7,797	110
Enovis Corp.*	6,512	280
Envista Holdings Corp.*	17,400	344
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Health Care Equipment & Supplies – 3.9%continued
Establishment Labs Holdings, Inc.*	4,223	$183
FONAR Corp.*	7,369	119
Glaukos Corp.*	5,804	756
Haemonetics Corp.*	6,555	527
ICU Medical, Inc.*	2,677	488
Inari Medical, Inc.*	6,977	288
Inmode Ltd.*	10,205	173
Inogen, Inc.*	2,193	21
Inspire Medical Systems, Inc.*	3,823	807
Integer Holdings Corp.*	6,254	813
Integra LifeSciences Holdings Corp.*	8,000	145
iRadimed Corp.	5,332	268
Kewaunee Scientific Corp.*	4,506	150
Lantheus Holdings, Inc.*	10,662	1,170
LeMaitre Vascular, Inc.	8,195	761
LivaNova PLC*	8,164	429
Merit Medical Systems, Inc.*	10,108	999
Neogen Corp.*	29,217	491
NeuroPace, Inc.*	14,200	99
Nevro Corp.*	16,800	94
Omnicell, Inc.*	7,578	330
OraSure Technologies, Inc.*	15,321	65
Orchestra BioMed Holdings, Inc.*	12,400	64
Orthofix Medical, Inc.*	11,379	178
OrthoPediatrics Corp.*	5,520	150
Paragon 28, Inc.*	16,100	108
Pro-Dex, Inc.*	9,343	279
Pulmonx Corp.*	15,600	129
Pulse Biosciences, Inc.*	16,588	291
QuidelOrtho Corp.*	6,700	306
Sanara Medtech, Inc.*	3,100	94
Semler Scientific, Inc.*	3,564	84
SI-BONE, Inc.*	11,999	168
Sight Sciences, Inc.*	14,400	91
STAAR Surgical Co.*	7,015	261
Stereotaxis, Inc.*	818	2
Surmodics, Inc.*	3,954	153
Tactile Systems Technology, Inc.*	2,241	33
TransMedics Group, Inc.*	4,300	675
Treace Medical Concepts, Inc.*	15,300	89
UFP Technologies, Inc.*	2,979	943
Utah Medical Products, Inc.	2,413	161
Varex Imaging Corp.*	9,190	110
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  145 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Health Care Equipment & Supplies – 3.9%continued
Zimvie, Inc.*	5,900	$94
Zynex, Inc.*	7,909	65
		16,617
Health Care Providers & Services – 3.1%
AdaptHealth Corp.*	9,302	104
Addus HomeCare Corp.*	3,251	432
Amedisys, Inc.*	4,178	403
AMN Healthcare Services, Inc.*	8,179	347
Astrana Health, Inc.*	7,888	457
BrightSpring Health Services, Inc.*	8,800	129
Brookdale Senior Living, Inc.*	32,344	220
Castle Biosciences, Inc.*	6,340	181
Community Health Systems, Inc.*	16,765	102
CorVel Corp.*	4,044	1,322
Cross Country Healthcare, Inc.*	10,762	145
Cryo-Cell International, Inc.*	638	4
DocGo, Inc.*	10,121	34
Enhabit, Inc.*	10,600	84
Ensign Group (The), Inc.	10,275	1,478
Fulgent Genetics, Inc.*	4,763	103
GeneDx Holdings Corp.*	3,300	140
HealthEquity, Inc.*	10,361	848
Hims & Hers Health, Inc.*	25,600	472
Joint (The) Corp.*	9,677	111
LifeStance Health Group, Inc.*	42,666	299
ModivCare, Inc.*	6,176	88
Nano-X Imaging Ltd.*	12,700	77
National HealthCare Corp.	3,324	418
National Research Corp.	6,405	146
NeoGenomics, Inc.*	16,279	240
OPKO Health, Inc.*	71,995	107
Option Care Health, Inc.*	22,581	707
Owens & Minor, Inc.*	8,143	128
Patterson Cos., Inc.	17,774	388
Pennant Group (The), Inc.*	4,303	154
PetIQ, Inc.*	5,731	176
Premier, Inc., Class A	15,901	318
Privia Health Group, Inc.*	13,062	238
Progyny, Inc.*	12,067	202
R1 RCM, Inc.*	16,035	227
RadNet, Inc.*	8,320	577
Select Medical Holdings Corp.	19,694	687
Sonida Senior Living, Inc.*	3,680	98
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Health Care Providers & Services – 3.1%continued
Surgery Partners, Inc.*	9,778	$315
U.S. Physical Therapy, Inc.	2,713	230
		12,936
Health Care Real Estate Investment Trusts – 0.6%
CareTrust REIT, Inc.	14,214	439
Community Healthcare Trust, Inc.	3,139	57
Diversified Healthcare Trust	29,723	124
Global Medical REIT, Inc.	7,830	77
LTC Properties, Inc.	5,829	214
Medical Properties Trust, Inc.	70,200	411
National Health Investors, Inc.	6,758	568
Sabra Health Care REIT, Inc.	30,772	573
		2,463
Health Care Technology – 0.4%
American Well Corp., Class A*	170	2
Certara, Inc.*	15,177	178
Evolent Health, Inc., Class A*	17,580	497
GoodRx Holdings, Inc., Class A*	53,538	371
HealthStream, Inc.	4,743	137
LifeMD, Inc.*	11,700	61
OptimizeRx Corp.*	12,685	98
Simulations Plus, Inc.	3,741	120
TruBridge, Inc.*	7,049	84
Veradigm, Inc.*	28,638	278
		1,826
Hotel & Resort Real Estate Investment Trusts – 0.8%
Apple Hospitality REIT, Inc.	31,615	470
Braemar Hotels & Resorts, Inc.	11,232	35
Chatham Lodging Trust	5,570	47
DiamondRock Hospitality Co.	34,635	302
Park Hotels & Resorts, Inc.	31,938	450
Pebblebrook Hotel Trust	19,361	256
RLJ Lodging Trust	27,663	254
Ryman Hospitality Properties, Inc.	7,371	791
Service Properties Trust	24,595	112
Sotherly Hotels, Inc.*	2,334	3
Summit Hotel Properties, Inc.	10,811	74
Sunstone Hotel Investors, Inc.	33,859	349
Xenia Hotels & Resorts, Inc.	16,835	249
		3,392
Hotels, Restaurants & Leisure – 1.9%
Arcos Dorados Holdings, Inc., Class A	29,869	261
Biglari Holdings, Inc., Class B*	657	113
See Notes to the Financial Statements.
EQUITY FUNDS 146 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Hotels, Restaurants & Leisure – 1.9%continued
BJ's Restaurants, Inc.*	4,486	$146
Bloomin' Brands, Inc.	11,277	187
Brinker International, Inc.*	5,700	436
Canterbury Park Holding Corp.	1,151	22
Chuy's Holdings, Inc.*	3,554	133
Cracker Barrel Old Country Store, Inc.	3,896	177
Dave & Buster's Entertainment, Inc.*	8,729	297
Denny's Corp.*	11,762	76
Dine Brands Global, Inc.	2,562	80
Dutch Bros., Inc., Class A*	9,250	296
El Pollo Loco Holdings, Inc.(1) *	15	—
Everi Holdings, Inc.*	11,856	156
Global Business Travel Group I*	53,300	410
Golden Entertainment, Inc.	582	19
Hilton Grand Vacations, Inc.*	11,182	406
International Game Technology PLC	22,646	482
Jack in the Box, Inc.	3,369	157
Life Time Group Holdings, Inc.*	22,400	547
Marriott Vacations Worldwide Corp.	4,000	294
Monarch Casino & Resort, Inc.	1,254	99
Nathan's Famous, Inc.	1,277	103
Papa John's International, Inc.	4,056	219
Penn Entertainment, Inc.*	17,200	324
Red Robin Gourmet Burgers, Inc.(1) *	87	—
Red Rock Resorts, Inc., Class A	9,940	541
Shake Shack, Inc., Class A*	4,009	414
Sportradar Group A.G., Class A*	33,600	407
Town Sports International Holdings, Inc.(2) *	1,105	—
Travel + Leisure Co.	12,185	562
United Parks & Resorts, Inc.*	7,200	364
Wendy's (The) Co.	22,900	401
		8,129
Household Durables – 2.5%
Beazer Homes U.S.A., Inc.*	4,158	142
Cavco Industries, Inc.*	1,543	661
Century Communities, Inc.	2,983	307
Champion Homes, Inc.*	8,092	768
Dream Finders Homes, Inc., Class A*	10,600	384
Ethan Allen Interiors, Inc.	4,260	136
Flexsteel Industries, Inc.	3,571	158
GoPro, Inc., Class A*	12,524	17
Green Brick Partners, Inc.*	5,100	426
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Household Durables – 2.5%continued
Hamilton Beach Brands Holding Co., Class A	2,325	$71
Hooker Furnishings Corp.	1,332	24
Hovnanian Enterprises, Inc., Class A*	284	58
Installed Building Products, Inc.	3,787	933
iRobot Corp.*	4,502	39
KB Home	12,827	1,099
La-Z-Boy, Inc.	7,559	324
Lifetime Brands, Inc.	499	3
M/I Homes, Inc.*	3,426	587
Meritage Homes Corp.	5,423	1,112
Newell Brands, Inc.	46,800	359
Nobility Homes, Inc.	722	25
Sonos, Inc.*	13,411	165
Taylor Morrison Home Corp.*	18,883	1,327
Tri Pointe Homes, Inc.*	18,248	827
Universal Electronics, Inc.*	3,122	29
VOXX International Corp.*	2,952	19
Worthington Enterprises, Inc.	9,773	405
		10,405
Household Products – 0.5%
Central Garden & Pet Co.*	9,000	328
Central Garden & Pet Co., Class A*	7,612	239
Energizer Holdings, Inc.	9,110	289
Oil-Dri Corp. of America	3,250	224
Spectrum Brands Holdings, Inc.	5,598	533
WD-40 Co.	2,109	544
		2,157
Independent Power & Renewable Electricity Producers – 0.3%
Clearway Energy, Inc., Class C	13,565	416
Ormat Technologies, Inc.	6,756	520
ReNew Energy Global PLC, Class A*	48,300	304
		1,240
Industrial Real Estate Investment Trusts – 0.6%
Industrial Logistics Properties Trust	8,822	42
Innovative Industrial Properties, Inc.	3,895	524
LXP Industrial Trust	34,014	342
Plymouth Industrial REIT, Inc.	4,103	93
STAG Industrial, Inc.	22,518	880
Terreno Realty Corp.	10,370	693
		2,574
Insurance – 2.3%
Ambac Financial Group, Inc.*	5,197	58
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  147 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Insurance – 2.3%continued
American Coastal Insurance Corp.*	3,868	$44
AMERISAFE, Inc.	2,999	145
Assured Guaranty Ltd.	8,683	690
Atlantic American Corp.	5,341	9
Baldwin Insurance Group (The), Inc.*	9,100	453
Brighthouse Financial, Inc.*	10,289	463
Citizens, Inc.*	4,968	18
CNO Financial Group, Inc.	32,990	1,158
Donegal Group, Inc., Class A	4,328	64
Employers Holdings, Inc.	7,352	353
Enstar Group Ltd.*	1,388	446
F&G Annuities & Life, Inc.	13,792	617
Genworth Financial, Inc.*	56,619	388
Greenlight Capital Re Ltd., Class A*	11,236	153
Investors Title Co.	555	128
Kansas City Life Insurance Co.	1,538	56
Kemper Corp.	7,987	489
Maiden Holdings Ltd.*	4,084	7
MBIA, Inc.*	15,178	54
Mercury General Corp.	3,431	216
Oscar Health, Inc., Class A*	26,800	568
ProAssurance Corp.*	10,733	161
RLI Corp.	6,510	1,009
Safety Insurance Group, Inc.	1,963	161
Selective Insurance Group, Inc.	8,699	812
SiriusPoint Ltd.*	10,678	153
Stewart Information Services Corp.	2,433	182
United Fire Group, Inc.	3,546	74
Universal Insurance Holdings, Inc.	3,769	84
White Mountains Insurance Group Ltd.	366	621
		9,834
Interactive Media & Services – 0.6%
Angi, Inc.*	67,808	175
Bumble, Inc., Class A*	11,550	74
Cargurus, Inc.*	12,259	368
Cars.com, Inc.*	8,524	143
EverQuote, Inc., Class A*	3,739	79
QuinStreet, Inc.*	13,316	255
Shutterstock, Inc.	3,057	108
Travelzoo*	4,295	52
TripAdvisor, Inc.*	13,763	199
Yelp, Inc.*	12,350	433
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Interactive Media & Services – 0.6%continued
Ziff Davis, Inc.*	6,878	$335
ZipRecruiter, Inc., Class A*	10,690	101
		2,322
IT Services – 0.5%
ASGN, Inc.*	7,860	733
Brightcove, Inc.*	7,427	16
CSP, Inc.	2,238	29
Fastly, Inc., Class A*	16,307	124
Hackett Group (The), Inc.	5,901	155
Information Services Group, Inc.	3,306	11
Kyndryl Holdings, Inc.*	28,473	654
Perficient, Inc.*	6,550	494
Tucows, Inc., Class A*	1,366	29
Unisys Corp.*	4,976	28
		2,273
Leisure Products – 0.3%
Acushnet Holdings Corp.	5,106	325
American Outdoor Brands, Inc.*	2,130	20
Clarus Corp.	4,340	19
Escalade, Inc.	4,178	59
JAKKS Pacific, Inc.*	469	12
Johnson Outdoors, Inc., Class A	2,685	97
Malibu Boats, Inc., Class A*	3,063	119
Marine Products Corp.	5,971	58
Sturm Ruger & Co., Inc.	2,226	93
Topgolf Callaway Brands Corp.*	12,872	141
YETI Holdings, Inc.*	11,300	464
		1,407
Life Sciences Tools & Services – 0.5%
Alpha Teknova, Inc.*	2,383	11
Azenta, Inc.*	9,983	484
BioLife Solutions, Inc.*	8,309	208
Champions Oncology, Inc.*	5,742	28
Codexis, Inc.*	8,021	25
CryoPort, Inc.*	4,770	39
Fortrea Holdings, Inc.*	11,765	235
Harvard Bioscience, Inc.*	20,337	55
Lifecore Biomedical, Inc.*	3,540	17
Maravai LifeSciences Holdings, Inc., Class A*	14,132	117
Mesa Laboratories, Inc.	1,626	211
Nautilus Biotechnology, Inc.*	16,090	46
Omniab, Inc.(2) *	1,740	—
See Notes to the Financial Statements.
EQUITY FUNDS 148 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Life Sciences Tools & Services – 0.5%continued
OmniAb, Inc.*	18,033	$76
Omniab, Inc. (NASDAQ Exchange)(2) *	1,740	—
Quanterix Corp.*	10,108	131
Sotera Health Co.*	28,600	478
Standard BioTools, Inc.*	13,763	27
		2,188
Machinery – 4.2%
Alamo Group, Inc.	1,799	324
Albany International Corp., Class A	4,941	439
Astec Industries, Inc.	4,415	141
Atmus Filtration Technologies, Inc.	12,200	458
Barnes Group, Inc.	9,015	364
Chart Industries, Inc.*	5,400	670
Columbus McKinnon Corp.	2,627	95
Conrad Industries, Inc.*	100	1
Douglas Dynamics, Inc.	3,476	96
Eastern (The) Co.	1,336	43
Enerpac Tool Group Corp.	9,784	410
Enpro, Inc.	2,982	484
Esab Corp.	7,004	745
ESCO Technologies, Inc.	4,508	581
Federal Signal Corp.	12,295	1,149
Franklin Electric Co., Inc.	7,324	768
FreightCar America, Inc.*	1,516	16
Gorman-Rupp (The) Co.	5,038	196
Graham Corp.*	3,527	104
Greenbrier (The) Cos., Inc.	3,913	199
Helios Technologies, Inc.	3,060	146
Hillenbrand, Inc.	11,834	329
Hurco Cos., Inc.	1,399	30
Hyster-Yale, Inc.	2,898	185
John Bean Technologies Corp.	4,966	489
Kadant, Inc.	1,554	525
Kennametal, Inc.	13,679	355
L.B. Foster Co., Class A*	1,660	34
Lindsay Corp.	1,681	210
Miller Industries, Inc.	2,554	156
Mueller Industries, Inc.	18,159	1,346
Mueller Water Products, Inc., Class A	26,066	566
Omega Flex, Inc.	1,306	65
Proto Labs, Inc.*	4,147	122
RBC Bearings, Inc.*	4,023	1,204
Shyft Group (The), Inc.	2,810	35
SPX Technologies, Inc.*	8,295	1,323
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Machinery – 4.2%continued
Standex International Corp.	3,188	$583
Stratasys Ltd.*	7,209	60
Taylor Devices, Inc.*	1,126	56
Tennant Co.	3,135	301
Terex Corp.	8,698	460
Titan International, Inc.*	9,625	78
Trinity Industries, Inc.	14,656	511
Twin Disc, Inc.	2,673	33
Wabash National Corp.	5,168	99
Watts Water Technologies, Inc., Class A	4,687	971
		17,555
Marine Transportation – 0.7%
Golden Ocean Group Ltd.	17,556	235
Kirby Corp.*	8,359	1,023
Matson, Inc.	8,033	1,146
Star Bulk Carriers Corp.	15,961	378
		2,782
Media – 0.5%
AMC Networks, Inc., Class A*	6,091	53
Boston Omaha Corp., Class A(1) *	1	—
Cumulus Media, Inc., Class A*	5,103	7
EchoStar Corp., Class A*	22,300	554
Emerald Holding, Inc.	7,411	37
EW Scripps (The) Co., Class A*	5,236	12
Gannett Co., Inc.*	18,581	104
Gray Television, Inc.	18,172	97
Harte Hanks, Inc.*	790	6
iHeartMedia, Inc., Class A*	14,791	27
John Wiley & Sons, Inc., Class A	7,371	356
Magnite, Inc.*	9,297	129
Marchex, Inc., Class B*	6,498	12
Saga Communications, Inc., Class A	1,120	16
Scholastic Corp.	5,485	176
Sinclair, Inc.	8,764	134
TechTarget, Inc.*	3,357	82
TEGNA, Inc.	31,700	500
		2,302
Metals & Mining – 1.5%
Alpha Metallurgical Resources, Inc.	1,676	396
Ampco-Pittsburgh Corp.*	2,028	4
Arch Resources, Inc.	1,915	265
Ascent Industries Co.*	108	1
Carpenter Technology Corp.	8,775	1,400
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  149 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Metals & Mining – 1.5%continued
Coeur Mining, Inc.*	36,949	$254
Commercial Metals Co.	18,145	997
Constellium S.E.*	21,188	344
Contango ORE, Inc.*	231	4
Fortitude Gold Corp.	3,687	19
Haynes International, Inc.	1,815	108
Hecla Mining Co.	86,000	574
Kaiser Aluminum Corp.	2,423	176
Materion Corp.	5,417	606
Olympic Steel, Inc.	2,613	102
Piedmont Lithium, Inc.*	1,476	13
Radius Recycling, Inc.	2,356	44
SunCoke Energy, Inc.	2,103	18
Tredegar Corp.*	5,368	39
Universal Stainless & Alloy Products, Inc.*	2,762	107
Warrior Met Coal, Inc.	9,336	597
Worthington Steel, Inc.	9,773	332
		6,400
Mortgage Real Estate Investment Trusts – 0.4%
ACRES Commercial Realty Corp.*	2,524	40
AG Mortgage Investment Trust, Inc.	2,012	15
Apollo Commercial Real Estate Finance, Inc.	26,224	241
Arbor Realty Trust, Inc.	19,865	309
ARMOUR Residential REIT, Inc.	1,199	24
Blackstone Mortgage Trust, Inc., Class A	20,588	391
BrightSpire Capital, Inc.	9,556	54
Cherry Hill Mortgage Investment Corp.	3,301	12
Dynex Capital, Inc.	2,921	37
Ellington Financial, Inc.	1,171	15
Franklin BSP Realty Trust, Inc.	6,750	88
Granite Point Mortgage Trust, Inc.	4,893	16
Invesco Mortgage Capital, Inc.	1,859	17
Ladder Capital Corp.	22,137	257
New York Mortgage Trust, Inc.	8,803	56
Orchid Island Capital, Inc.	963	8
Ready Capital Corp.	3,961	30
Redwood Trust, Inc.	9,341	72
Two Harbors Investment Corp.	6,853	95
		1,777
Multi-Utilities – 0.4%
Avista Corp.	11,017	427
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Multi-Utilities – 0.4%continued
Black Hills Corp.	10,222	$625
Northwestern Energy Group, Inc.	9,079	520
Unitil Corp.	2,930	177
		1,749
Office Real Estate Investment Trusts – 0.7%
Brandywine Realty Trust	25,974	141
City Office REIT, Inc.	10,928	64
COPT Defense Properties	15,328	465
Douglas Emmett, Inc.	23,120	406
Easterly Government Properties, Inc.	12,339	168
Equity Commonwealth*	15,972	318
Franklin Street Properties Corp.	12,850	23
Highwoods Properties, Inc.	14,764	495
Hudson Pacific Properties, Inc.	20,044	96
Paramount Group, Inc.	27,339	134
Piedmont Office Realty Trust, Inc., Class A	18,589	188
SL Green Realty Corp.	9,087	632
		3,130
Oil, Gas & Consumable Fuels – 3.3%
Adams Resources & Energy, Inc.	3,390	92
Ardmore Shipping Corp.	17,985	325
Baytex Energy Corp.	31,551	94
California Resources Corp.	11,149	585
Centrus Energy Corp., Class A*	679	37
Clean Energy Fuels Corp.*	11,522	36
CNX Resources Corp.*	20,868	680
Comstock Resources, Inc.	13,360	149
CONSOL Energy, Inc.	5,225	547
Crescent Energy Co., Class A	2,784	30
CVR Energy, Inc.	15,432	355
Delek U.S. Holdings, Inc.	9,360	175
DHT Holdings, Inc.	23,194	256
Dorian LPG Ltd.	592	20
Evolution Petroleum Corp.	14,290	76
FLEX LNG Ltd.	8,200	209
Frontline PLC	20,550	470
FutureFuel Corp.	5,656	32
Golar LNG Ltd.	18,508	680
Green Plains, Inc.*	12,905	175
Gulfport Energy Corp.*	2,793	423
Hallador Energy Co.*	9,939	94
International Seaways, Inc.	7,806	402
Kinetik Holdings, Inc.	9,100	412
See Notes to the Financial Statements.
EQUITY FUNDS 150 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Oil, Gas & Consumable Fuels – 3.3%continued
Kosmos Energy Ltd.*	53,047	$214
Magnolia Oil & Gas Corp., Class A	24,184	591
Murphy Oil Corp.	21,359	721
NACCO Industries, Inc., Class A	3,139	89
Navigator Holdings Ltd.	10,228	164
Nordic American Tankers Ltd.	10,017	37
Northern Oil & Gas, Inc.	11,387	403
Par Pacific Holdings, Inc.*	3,870	68
PBF Energy, Inc., Class A	18,195	563
Peabody Energy Corp.	17,087	453
PHX Minerals, Inc.	5,642	19
PrimeEnergy Resources Corp.*	1,250	172
REX American Resources Corp.*	9,481	439
Riviera Resources, Inc.(2) *	6,246	—
SandRidge Energy, Inc.	3,744	46
Scorpio Tankers, Inc.	9,808	699
SFL Corp. Ltd.	16,042	186
Sitio Royalties Corp., Class A	12,169	254
SM Energy Co.	17,605	704
Teekay Corp.*	11,868	109
Teekay Tankers Ltd., Class A	5,257	306
Uranium Energy Corp.*	55,309	343
VAALCO Energy, Inc.	13,798	79
Viper Energy, Inc.	10,790	487
W&T Offshore, Inc.	32,957	71
World Kinect Corp.	9,653	298
		13,869
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	2,829	81
Glatfelter Corp.*	417	1
Sylvamo Corp.	5,200	446
		528
Passenger Airlines – 0.3%
Copa Holdings S.A., Class A	4,988	468
SkyWest, Inc.*	9,148	778
		1,246
Personal Care Products – 0.3%
Edgewell Personal Care Co.	8,473	308
Inter Parfums, Inc.	2,969	384
Medifast, Inc.*	3,074	59
Natural Alternatives International, Inc.*	1,147	7
Nature's Sunshine Products, Inc.*	2,904	39
Nu Skin Enterprises, Inc., Class A	10,536	78
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Personal Care Products – 0.3%continued
Oddity Tech Ltd., Class A*	7,600	$307
USANA Health Sciences, Inc.*	1,803	68
		1,250
Pharmaceuticals – 1.9%
Alto Neuroscience, Inc.*	8,300	95
Amneal Pharmaceuticals, Inc.*	31,214	260
Amphastar Pharmaceuticals, Inc.*	8,669	421
ANI Pharmaceuticals, Inc.*	2,875	172
Assertio Holdings, Inc.*	2,602	3
Atea Pharmaceuticals, Inc.*	8,196	27
Axsome Therapeutics, Inc.*	3,649	328
Biote Corp., Class A*	14,100	79
Cassava Sciences, Inc.*	8,595	253
Collegium Pharmaceutical, Inc.*	12,666	489
Contineum Therapeutics, Inc., Class A*	4,800	92
Corcept Therapeutics, Inc.*	22,852	1,058
Enliven Therapeutics, Inc.*	7,139	182
Evolus, Inc.*	8,700	141
EyePoint Pharmaceuticals, Inc.*	10,600	85
Fulcrum Therapeutics, Inc.*	18,480	66
GH Research PLC*	7,700	51
Harmony Biosciences Holdings, Inc.*	2,877	115
Harrow, Inc.*	12,923	581
Innoviva, Inc.*	20,931	404
Ligand Pharmaceuticals, Inc.*	3,710	371
Liquidia Corp.*	7,400	74
Longboard Pharmaceuticals, Inc.*	4,800	160
MediWound Ltd.*	6,300	114
Ocular Therapeutix, Inc.*	395	3
Oculis Holding A.G.*	7,800	96
Omeros Corp.*	12,608	50
Otonomy, Inc.(2) *	400	—
Pacira BioSciences, Inc.*	8,802	132
Pharvaris N.V.*	4,800	89
Phathom Pharmaceuticals, Inc.*	7,800	141
Phibro Animal Health Corp., Class A	6,645	150
Pliant Therapeutics, Inc.*	8,600	96
Prestige Consumer Healthcare, Inc.*	9,459	682
Rani Therapeutics Holdings, Inc., Class A*	23,700	51
scPharmaceuticals, Inc.*	9,598	44
SIGA Technologies, Inc.	5,470	37
Supernus Pharmaceuticals, Inc.*	8,524	266
Tarsus Pharmaceuticals, Inc.*	3,400	112
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  151 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Pharmaceuticals – 1.9%continued
Terns Pharmaceuticals, Inc.*	12,500	$104
Theravance Biopharma, Inc.*	7,659	62
Third Harmonic Bio, Inc.*	7,500	102
Tilray Brands, Inc.*	97,180	171
Verrica Pharmaceuticals, Inc.*	17,921	26
WaVe Life Sciences Ltd.*	5,884	48
		8,083
Professional Services – 2.4%
Alight, Inc., Class A*	46,913	347
Asure Software, Inc.*	961	9
Barrett Business Services, Inc.	14,176	532
CBIZ, Inc.*	17,751	1,194
Conduent, Inc.*	22,586	91
CRA International, Inc.	2,989	524
CSG Systems International, Inc.	5,719	278
DLH Holdings Corp.*	980	9
ExlService Holdings, Inc.*	24,889	950
Exponent, Inc.	9,219	1,063
Forrester Research, Inc.*	4,936	89
Franklin Covey Co.*	3,761	155
Heidrick & Struggles International, Inc.	5,024	195
Huron Consulting Group, Inc.*	3,036	330
ICF International, Inc.	3,028	505
Insperity, Inc.	6,281	553
Kelly Services, Inc., Class A	3,755	80
Korn Ferry	8,785	661
Maximus, Inc.	7,920	738
NV5 Global, Inc.*	2,174	203
Resources Connection, Inc.	5,977	58
Steel Connect, Inc.*	939	10
TriNet Group, Inc.	6,500	630
TrueBlue, Inc.*	6,011	47
TTEC Holdings, Inc.	3,274	19
Verra Mobility Corp.*	19,838	552
Where Food Comes From, Inc.*	275	3
Willdan Group, Inc.*	2,342	96
WNS Holdings Ltd.*	6,700	353
		10,274
Real Estate Management & Development – 0.4%
American Realty Investors, Inc.*	1,398	25
AMREP Corp.*	1,346	40
Anywhere Real Estate, Inc.*	14,235	72
Cushman & Wakefield PLC*	16,404	224
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Real Estate Management & Development – 0.4%continued
Douglas Elliman, Inc.*	5,110	$9
eXp World Holdings, Inc.	8,467	119
Forestar Group, Inc.*	8,189	265
FRP Holdings, Inc.*	1,699	51
Kennedy-Wilson Holdings, Inc.	18,214	201
Newmark Group, Inc., Class A	18,517	288
RE/MAX Holdings, Inc., Class A*	4,860	61
RMR Group (The), Inc., Class A	81	2
St. Joe (The) Co.	5,039	294
Star Holdings*	2,266	31
Stratus Properties, Inc.*	1,183	31
Tejon Ranch Co.*	6,226	109
Transcontinental Realty Investors, Inc.*	325	9
		1,831
Residential Real Estate Investment Trusts – 0.4%
Bluerock Homes Trust, Inc.	1,334	20
BRT Apartments Corp.	2,453	43
Centerspace	1,311	93
Elme Communities	11,823	208
Independence Realty Trust, Inc.	31,218	640
NexPoint Residential Trust, Inc.	2,979	131
UMH Properties, Inc.	6,464	127
Veris Residential, Inc.	13,611	243
		1,505
Retail Real Estate Investment Trusts – 1.2%
Acadia Realty Trust	13,568	319
Agree Realty Corp.	10,934	824
Alexander's, Inc.	510	124
Getty Realty Corp.	5,866	187
InvenTrust Properties Corp.	9,952	282
Kite Realty Group Trust	32,314	858
Macerich (The) Co.	21,309	389
Phillips Edison & Co., Inc.	16,835	635
Retail Opportunity Investments Corp.	19,856	312
Saul Centers, Inc.	1,569	66
SITE Centers Corp.	4,535	274
Tanger, Inc.	12,030	399
Urban Edge Properties	17,037	364
Whitestone REIT	12,527	169
		5,202
Semiconductors & Semiconductor Equipment – 2.3%
ACM Research, Inc., Class A*	8,501	173
Alpha & Omega Semiconductor Ltd.*	4,219	157
See Notes to the Financial Statements.
EQUITY FUNDS 152 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Semiconductors & Semiconductor Equipment – 2.3%continued
Amtech Systems, Inc.*	597	$3
Axcelis Technologies, Inc.*	8,810	924
Camtek Ltd.	6,166	492
CEVA, Inc.*	3,404	82
Cohu, Inc.*	3,840	99
Credo Technology Group Holding Ltd.*	13,062	402
Diodes, Inc.*	6,974	447
FormFactor, Inc.*	11,017	507
Ichor Holdings Ltd.*	3,236	103
Impinj, Inc.*	3,800	823
inTEST Corp.*	3,861	28
Kopin Corp.(1) *	280	—
Kulicke & Soffa Industries, Inc.	9,712	438
MagnaChip Semiconductor Corp.*	3,021	14
Meta Materials, Inc.*	1	—
Nova Ltd.*	2,364	492
NVE Corp.	1,592	127
PDF Solutions, Inc.*	11,621	368
Photronics, Inc.*	5,562	138
Power Integrations, Inc.	7,900	507
Rambus, Inc.*	15,445	652
SiTime Corp.*	2,500	429
SMART Global Holdings, Inc.*	11,727	246
Synaptics, Inc.*	5,545	430
Tower Semiconductor Ltd.*	15,008	664
Ultra Clean Holdings, Inc.*	9,816	392
Veeco Instruments, Inc.*	10,743	356
		9,493
Software – 4.7%
ACI Worldwide, Inc.*	17,473	889
Adeia, Inc.	14,728	175
Agilysys, Inc.*	4,525	493
Alarm.com Holdings, Inc.*	5,423	296
Altair Engineering, Inc., Class A*	11,420	1,091
American Software, Inc., Class A	5,499	62
Blackbaud, Inc.*	7,588	643
BlackLine, Inc.*	7,432	410
Box, Inc., Class A*	21,092	690
Braze, Inc., Class A*	13,900	450
Cellebrite DI Ltd.*	28,500	480
Cerence, Inc.(1) *	118	—
Cleanspark, Inc.*	31,100	290
Clearwater Analytics Holdings, Inc., Class A*	30,100	760
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Software – 4.7%continued
CommVault Systems, Inc.*	5,808	$894
Consensus Cloud Solutions, Inc.*	2,328	55
Daily Journal Corp.*	267	131
Digimarc Corp.*	4,743	128
Digital Turbine, Inc.*	11,550	35
Domo, Inc., Class B*	4,972	37
eGain Corp.*	4,811	25
Envestnet, Inc.*	7,021	440
Freshworks, Inc., Class A*	22,310	256
Instructure Holdings, Inc.*	20,100	473
InterDigital, Inc.	6,013	852
JFrog Ltd.*	14,360	417
LiveRamp Holdings, Inc.*	8,359	207
MARA Holdings, Inc.*	23,120	375
NCR Voyix Corp.*	16,279	221
OneSpan, Inc.*	9,517	159
PagerDuty, Inc.*	11,927	221
Progress Software Corp.	6,606	445
Q2 Holdings, Inc.*	7,314	583
Qualys, Inc.*	5,031	646
Rapid7, Inc.*	7,078	282
ReposiTrak, Inc.	33	1
RingCentral, Inc., Class A*	11,602	367
Sapiens International Corp. N.V.	7,701	287
SecureWorks Corp., Class A*	6,092	54
SoundThinking, Inc.*	3,850	45
Sprout Social, Inc., Class A*	7,800	227
SPS Commerce, Inc.*	6,701	1,301
Synchronoss Technologies, Inc.(1) *	1	—
Tenable Holdings, Inc.*	14,050	569
Teradata Corp.*	13,500	410
Upland Software, Inc.(1) *	51	—
Varonis Systems, Inc.*	13,062	738
Verint Systems, Inc.*	9,594	243
Vertex, Inc., Class A*	21,011	809
Workiva, Inc.*	5,225	413
Xperi, Inc.*	5,891	54
Zeta Global Holdings Corp., Class A*	30,200	901
		20,030
Specialized Real Estate Investment Trusts – 0.6%
EPR Properties	10,076	494
Four Corners Property Trust, Inc.	11,822	347
Gladstone Land Corp.	11,900	165
National Storage Affiliates Trust	8,501	410
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  153 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Specialized Real Estate Investment Trusts – 0.6%continued
Outfront Media, Inc.	21,649	$398
PotlatchDeltic Corp.	12,407	559
Safehold, Inc.	3,320	87
		2,460
Specialty Retail – 2.6%
1-800-Flowers.com, Inc., Class A*	6,679	53
Aaron's (The) Co., Inc.	5,982	60
Abercrombie & Fitch Co., Class A*	8,784	1,229
Academy Sports & Outdoors, Inc.	10,074	588
American Eagle Outfitters, Inc.	24,763	554
America's Car-Mart, Inc.*	1,615	68
Arhaus, Inc.	15,800	195
Asbury Automotive Group, Inc.*	2,648	632
Barnes & Noble Education, Inc.*	238	2
Beyond, Inc.*	4,821	49
Boot Barn Holdings, Inc.*	4,103	686
Buckle (The), Inc.	4,565	201
Build-A-Bear Workshop, Inc.	4,175	143
Caleres, Inc.	7,388	244
Camping World Holdings, Inc., Class A	5,790	140
Cato (The) Corp., Class A	4,500	22
Children's Place (The), Inc.*	3,994	62
Citi Trends, Inc.*	4,844	89
Designer Brands, Inc., Class A	9,287	69
Express, Inc.*	215	—
Foot Locker, Inc.	10,198	264
Genesco, Inc.*	3,693	100
Group 1 Automotive, Inc.	2,995	1,147
GrowGeneration Corp.*	7,118	15
Guess?, Inc.	7,052	142
Haverty Furniture Cos., Inc.	3,491	96
Monro, Inc.	5,374	155
National Vision Holdings, Inc.*	9,858	108
ODP (The) Corp.*	6,011	179
PetMed Express, Inc.*	3,839	14
Revolve Group, Inc.*	9,861	244
Sally Beauty Holdings, Inc.*	21,962	298
Shoe Carnival, Inc.	8,621	378
Signet Jewelers Ltd.	7,116	734
Sleep Number Corp.*	3,253	60
Sonic Automotive, Inc., Class A	7,615	445
Upbound Group, Inc.	7,133	228
Urban Outfitters, Inc.*	9,325	357
Victoria's Secret & Co.*	10,198	262
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Specialty Retail – 2.6%continued
Winmark Corp.	832	$319
Zumiez, Inc.*	5,504	117
		10,748
Technology Hardware, Storage & Peripherals – 0.1%
AstroNova, Inc.*	12,213	164
Immersion Corp.	7,319	65
Intevac, Inc.*	6,981	24
TransAct Technologies, Inc.*	3,462	17
		270
Textiles, Apparel & Luxury Goods – 0.6%
Carter's, Inc.	4,917	320
Culp, Inc.*	3,314	22
Fossil Group, Inc.*	5,469	7
G-III Apparel Group Ltd.*	5,836	178
Kontoor Brands, Inc.	6,215	508
Movado Group, Inc.	3,082	57
Oxford Industries, Inc.	3,791	329
Rocky Brands, Inc.	3,426	109
Steven Madden Ltd.	12,695	622
Superior Group of Cos., Inc.	3,427	53
Under Armour, Inc., Class A*	49,200	438
Unifi, Inc.*	588	4
Vera Bradley, Inc.*	3,065	17
		2,664
Tobacco – 0.1%
Turning Point Brands, Inc.	208	9
Universal Corp.	4,414	234
Vector Group Ltd.	9,971	149
		392
Total Broadband and Communications – 0.0%
Machten, Inc.*	893	6
Trading Companies & Distributors – 2.6%
Applied Industrial Technologies, Inc.	7,340	1,638
Beacon Roofing Supply, Inc.*	10,790	933
BlueLinx Holdings, Inc.*	2,716	286
Boise Cascade Co.	6,673	941
Distribution Solutions Group, Inc.*	6,468	249
DNOW, Inc.*	13,896	180
DXP Enterprises, Inc.*	1,470	78
EVI Industries, Inc.	2,177	42
FTAI Aviation Ltd.	12,900	1,714
GATX Corp.	5,324	705
Global Industrial Co.	6,332	215
See Notes to the Financial Statements.
EQUITY FUNDS 154 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%continued
Trading Companies & Distributors – 2.6%continued
GMS, Inc.*	6,594	$597
H&E Equipment Services, Inc.	3,761	183
Herc Holdings, Inc.	3,850	614
McGrath RentCorp	4,766	502
MRC Global, Inc.*	13,458	171
Rush Enterprises, Inc., Class A	18,981	1,003
Titan Machinery, Inc.*	1,654	23
Transcat, Inc.*	3,203	387
Willis Lease Finance Corp.	1,963	292
		10,753
Water Utilities – 0.5%
American States Water Co.	6,634	552
Artesian Resources Corp., Class A	3,331	124
Cadiz, Inc.*	12,010	36
California Water Service Group	8,347	453
Consolidated Water Co. Ltd.	7,935	200
Middlesex Water Co.	4,987	325
SJW Group	4,485	261
York Water (The) Co.	3,497	131
		2,082
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	5,882	42
Spok Holdings, Inc.	11,202	169
Telephone and Data Systems, Inc.	14,371	334
		545
Total Common Stocks
(Cost $231,910)		401,556

MASTER LIMITED PARTNERSHIPS – 0.0%
Marine Transportation – 0.0%
Navios Maritime Partners L.P.	167	10
Total Master Limited Partnerships
(Cost $5)		10

PREFERRED STOCKS – 0.1%
Industrial Conglomerates – 0.1%
Steel Partners Holdings L.P., 6.00%	2,675	65
Real Estate Management & Development – 0.0%
Brookfield Property Preferred L.P., 6.25%	1,033	18
Total Preferred Stocks
(Cost $93)		83

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Biotechnology – 0.0%
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	7,545	$—
Adamas Pharmaceuticals, Inc. (NASDAQ Exchange) (Contingent Value Rights)(2) (4) *	7,545	—
Albireo Pharma, Inc. (Contingent Value Rights)(2) (4) *	7,485	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	20,570	—
Flexion Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	9,753	4
Inhibrx, Inc. (Contingent Value Rights)(2) (4) *	7,862	—
Radius Health, Inc. (Contingent Value Rights)(2) (4) *	8,494	—
Sinovac Biotech Ltd.(2) (4) *	1,587	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	16,926	—
		4
Financial Services – 0.0%
Gurnet Point Capital LLC (Contingent Value Rights)(2) (4) *	13,493	—
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(2) (4) *	13,109	—
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc. (Contingent Value Rights)(2) (4) *	11,874	—
Pharmaceuticals – 0.0%
Harmony Biosciences Holdings, Inc. (Contingent Value Rights)(2) *	16,116	—
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	9,938	—
Satsuma Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	3,331	—
		—
Total Rights
(Cost $132)		4

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	743	$4
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  155 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%continued
Pulse Biosciences, Inc., Exp. 6/27/29, Strike $0.00*	1,625	$5
Pulse Biosciences, Inc., Exp. 6/29/27, Strike $0.00*	1,625	6
Total Warrants
(Cost $—)		15

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(5) (6)	18,971,582	$18,972
Total Investment Companies
(Cost $18,972)		18,972

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bills,
5.15%, 10/3/24(7) (8)	$1,340	$1,340
4.27%, 3/27/25(7) (8)	30	29
Total Short-Term Investments
(Cost $1,369)		1,369

Total Investments – 100.0%
(Cost $252,481)		422,009
Other Assets less Liabilities – 0.0%		156
NET ASSETS – 100.0%		$422,165

(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliate.
(4)
Restricted security that has been deemed illiquid. At September 30, 2024, the value of these restricted illiquid securities amounted to approximately
$4,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	$—
Adamas Pharmaceuticals, Inc. (NASDAQ Exchange) (Contingent Value Rights)	11/26/21	—
Albireo Pharma, Inc. (Contingent Value Rights)	3/3/23	—
American Medical Alert Corp.	1/3/12	—
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Concert Pharmaceuticals, Inc. (Contingent Value Rights)	3/7/23	$—
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—
Gurnet Point Capital LLC (Contingent Value Rights)	9/22/23	—
Inhibrx, Inc. (Contingent Value Rights)	5/31/24	—
Next Bridge Hydrocarbons, Inc.	12/13/22	8
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)	3/3/23	—
Radius Health, Inc. (Contingent Value Rights)	8/16/22	1
Resolute Forest Products, Inc. (Contingent Value Rights)	3/1/23	—
Satsuma Pharmaceuticals, Inc. (Contingent Value Rights)	6/9/23	—
Sinovac Biotech Ltd.	3/29/19	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	131

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2024 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini Russell 2000 Index	179	$20,130	Long	12/24	$498

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
EQUITY FUNDS 156 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Banks	$35,415	$32	$—	$35,447
Biotechnology	27,679	—	30	27,709
Financial Services	9,275	27	—	9,302
Household Durables	10,380	25	—	10,405
Machinery	17,554	1	—	17,555
All Other Industries(1)	301,138	—	—	301,138
Total Common Stocks	401,441	85	30	401,556
Master Limited Partnerships	10	—	—	10
Preferred Stocks(1)	83	—	—	83
Rights(1)	—	—	4	4
Warrants	4	11	—	15
Investment Companies	18,972	—	—	18,972
Short-Term Investments	—	1,369	—	1,369
Total Investments	$420,510	$1,465	$34	$422,009
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$498	$—	$—	$498

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  157 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0%
Aerospace & Defense – 1.1%
AAR Corp.*	15,750	$1,030
AeroVironment, Inc.*	11,999	2,406
AerSale Corp.*	15,404	78
Archer Aviation, Inc., Class A*	108,223	328
Astronics Corp.*	13,314	259
Byrna Technologies, Inc.*	8,034	136
Cadre Holdings, Inc.	12,048	457
Ducommun, Inc.*	6,303	415
Eve Holding, Inc.*	13,367	43
Intuitive Machines, Inc.*	13,314	107
Kratos Defense & Security Solutions, Inc.*	68,007	1,585
Leonardo DRS, Inc.*	34,070	962
Mercury Systems, Inc.*	25,090	928
Moog, Inc., Class A	13,093	2,645
National Presto Industries, Inc.	2,476	186
Park Aerospace Corp.	8,684	113
Redwire Corp.*	10,394	71
Rocket Lab U.S.A., Inc.*	159,446	1,552
Terran Orbital Corp.*	72,052	18
Triumph Group, Inc.*	33,584	433
V2X, Inc.*	5,695	318
Virgin Galactic Holdings, Inc.*	9,080	55
VirTra, Inc.*	4,964	31
		14,156
Air Freight & Logistics – 0.2%
Air Transport Services Group, Inc.*	23,815	386
Forward Air Corp.	11,443	405
Hub Group, Inc., Class A	28,231	1,283
Radiant Logistics, Inc.*	16,193	104
		2,178
Automobile Components – 1.2%
Adient PLC*	40,839	922
American Axle & Manufacturing Holdings, Inc.*	53,463	330
Cooper-Standard Holdings, Inc.*	7,714	107
Dana, Inc.	59,352	627
Dorman Products, Inc.*	12,042	1,362
Fox Factory Holding Corp.*	19,269	800
Gentherm, Inc.*	14,309	666
Goodyear Tire & Rubber (The) Co.*	130,179	1,152
Holley, Inc.*	23,633	70
LCI Industries	11,390	1,373
Luminar Technologies, Inc.*	155,677	140
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Automobile Components – 1.2%continued
Modine Manufacturing Co.*	23,808	$3,161
Patrick Industries, Inc.	9,914	1,411
Phinia, Inc.	20,131	927
Solid Power, Inc.*	68,566	93
Standard Motor Products, Inc.	9,403	312
Stoneridge, Inc.*	12,748	143
Visteon Corp.*	12,474	1,188
XPEL, Inc.*	11,699	507
		15,291
Automobiles – 0.1%
Canoo, Inc.*	27,961	27
Livewire Group, Inc.*	9,481	58
Winnebago Industries, Inc.	12,908	750
		835
Banks – 9.6%
1st Source Corp.	8,494	509
ACNB Corp.	3,913	171
Amalgamated Financial Corp.	8,321	261
Amerant Bancorp, Inc.	13,305	284
Ameris Bancorp	30,297	1,890
Ames National Corp.	3,789	69
Arrow Financial Corp.	7,615	218
Associated Banc-Corp	68,552	1,477
Atlantic Union Bankshares Corp.	41,096	1,548
Axos Financial, Inc.*	25,123	1,580
Banc of California, Inc.	63,440	934
BancFirst Corp.	9,146	963
Bancorp (The), Inc.*	22,928	1,227
Bank First Corp.	4,543	412
Bank of Hawaii Corp.	18,089	1,135
Bank of Marin Bancorp	7,074	142
Bank of NT Butterfield & Son (The) Ltd.	21,554	795
Bank7 Corp.	1,955	73
BankUnited, Inc.	34,227	1,247
Bankwell Financial Group, Inc.	2,746	82
Banner Corp.	15,897	947
Bar Harbor Bankshares	6,676	206
BayCom Corp.	4,938	117
BCB Bancorp, Inc.	6,781	84
Berkshire Hills Bancorp, Inc.	19,897	536
Blue Foundry Bancorp*	9,892	101
Bridgewater Bancshares, Inc.*	9,121	129
Brookline Bancorp, Inc.	39,875	402
See Notes to the Financial Statements.
EQUITY FUNDS 158 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Banks – 9.6%continued
Burke & Herbert Financial Services Corp.	6,197	$378
Business First Bancshares, Inc.	11,221	288
Byline Bancorp, Inc.	14,498	388
Cadence Bank	83,994	2,675
California BanCorp*	11,461	170
Camden National Corp.	6,763	279
Capital Bancorp, Inc.	4,310	111
Capital City Bank Group, Inc.	6,458	228
Capitol Federal Financial, Inc.	57,595	336
Carter Bankshares, Inc.*	10,080	175
Cathay General Bancorp	31,960	1,373
Central Pacific Financial Corp.	12,459	368
Chemung Financial Corp.	1,550	74
ChoiceOne Financial Services, Inc.	3,597	111
Citizens & Northern Corp.	6,667	131
Citizens Financial Services, Inc.	2,111	124
City Holding Co.	6,765	794
Civista Bancshares, Inc.	6,947	124
CNB Financial Corp.	9,697	233
Coastal Financial Corp.*	5,228	282
Colony Bankcorp, Inc.	7,411	115
Columbia Financial, Inc.*	12,849	219
Community Financial System, Inc.	24,020	1,395
Community Trust Bancorp, Inc.	7,172	356
Community West Bancshares	7,900	152
ConnectOne Bancorp, Inc.	16,920	424
CrossFirst Bankshares, Inc.*	21,122	353
Customers Bancorp, Inc.*	13,718	637
CVB Financial Corp.	60,675	1,081
Dime Community Bancshares, Inc.	16,478	475
Eagle Bancorp, Inc.	13,788	311
Eastern Bankshares, Inc.	88,336	1,448
Enterprise Bancorp, Inc.	4,434	142
Enterprise Financial Services Corp.	16,946	869
Equity Bancshares, Inc., Class A	6,499	266
Esquire Financial Holdings, Inc.	3,285	214
ESSA Bancorp, Inc.	3,757	72
Farmers & Merchants Bancorp, Inc.	5,795	160
Farmers National Banc Corp.	16,309	247
FB Financial Corp.	16,471	773
Fidelity D&D Bancorp, Inc.	2,149	106
Financial Institutions, Inc.	6,898	176
First Bancorp	18,250	759
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Banks – 9.6%continued
First BanCorp (New York Exchange)	74,820	$1,584
First Bancorp (The), Inc.	5,028	132
First Bancshares (The), Inc.	14,012	450
First Bank	9,280	141
First Busey Corp.	24,390	635
First Business Financial Services, Inc.	3,481	159
First Commonwealth Financial Corp.	46,358	795
First Community Bankshares, Inc.	7,941	343
First Financial Bancorp	43,378	1,094
First Financial Bankshares, Inc.	59,999	2,221
First Financial Corp.	5,162	226
First Financial Northwest, Inc.	3,248	73
First Foundation, Inc.	28,350	177
First Internet Bancorp	3,789	130
First Interstate BancSystem, Inc., Class A	36,413	1,117
First Merchants Corp.	26,633	991
First Mid Bancshares, Inc.	10,687	416
First of Long Island (The) Corp.	9,552	123
First Western Financial, Inc.*	3,546	71
Five Star Bancorp	7,620	227
Flushing Financial Corp.	12,308	179
FS Bancorp, Inc.	2,922	130
Fulton Financial Corp.	83,397	1,512
FVCBankcorp, Inc.*	7,198	94
German American Bancorp, Inc.	13,190	511
Glacier Bancorp, Inc.	52,498	2,399
Great Southern Bancorp, Inc.	4,029	231
Greene County Bancorp, Inc.	3,225	100
Guaranty Bancshares, Inc.	3,794	130
Hancock Whitney Corp.	39,960	2,045
Hanmi Financial Corp.	13,486	251
HarborOne Bancorp, Inc.	17,600	228
HBT Financial, Inc.	5,972	131
Heartland Financial U.S.A., Inc.	19,634	1,113
Heritage Commerce Corp.	26,693	264
Heritage Financial Corp.	16,096	350
Hilltop Holdings, Inc.	21,611	695
Hingham Institution For Savings (The)	740	180
Home Bancorp, Inc.	3,376	151
Home BancShares, Inc.	86,852	2,353
HomeStreet, Inc.	8,236	130
HomeTrust Bancshares, Inc.	6,586	224
Hope Bancorp, Inc.	53,060	666
Horizon Bancorp, Inc.	20,307	316
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  159 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Banks – 9.6%continued
Independent Bank Corp.	19,636	$1,161
Independent Bank Corp. (NASDAQ Exchange)	9,354	312
Independent Bank Group, Inc.	16,795	968
International Bancshares Corp.	24,845	1,486
Investar Holding Corp.	4,359	85
John Marshall Bancorp, Inc.	5,746	114
Kearny Financial Corp.	24,712	170
Lakeland Financial Corp.	11,518	750
LCNB Corp.	6,101	92
LINKBANCORP, Inc.	10,369	66
Live Oak Bancshares, Inc.	16,076	762
Mercantile Bank Corp.	7,354	322
Metrocity Bankshares, Inc.	8,600	263
Metropolitan Bank Holding Corp.*	4,911	258
Mid Penn Bancorp, Inc.	7,073	211
Middlefield Banc Corp.	3,489	101
Midland States Bancorp, Inc.	9,139	205
MidWestOne Financial Group, Inc.	6,892	197
MVB Financial Corp.	5,199	101
National Bank Holdings Corp., Class A	17,085	719
National Bankshares, Inc.	2,548	76
NB Bancorp, Inc.*	18,161	337
NBT Bancorp, Inc.	21,310	943
New York Community Bancorp, Inc.	116,445	1,308
Nicolet Bankshares, Inc.	6,166	590
Northeast Bank	3,059	236
Northeast Community Bancorp, Inc.	5,438	144
Northfield Bancorp, Inc.	17,795	206
Northrim BanCorp, Inc.	2,426	173
Northwest Bancshares, Inc.	59,083	791
Norwood Financial Corp.	3,296	91
Oak Valley Bancorp	3,028	80
OceanFirst Financial Corp.	26,060	484
OFG Bancorp	21,262	955
Old National Bancorp	145,118	2,708
Old Second Bancorp, Inc.	20,358	317
Orange County Bancorp, Inc.	2,261	136
Origin Bancorp, Inc.	13,284	427
Orrstown Financial Services, Inc.	8,471	305
Pacific Premier Bancorp, Inc.	43,788	1,102
Park National Corp.	6,655	1,118
Parke Bancorp, Inc.	4,693	98
Pathward Financial, Inc.	11,667	770
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Banks – 9.6%continued
PCB Bancorp	4,975	$93
Peapack-Gladstone Financial Corp.	7,549	207
Peoples Bancorp of North Carolina, Inc.	2,119	54
Peoples Bancorp, Inc.	16,043	483
Peoples Financial Services Corp.	4,287	201
Pioneer Bancorp, Inc.*	5,383	59
Plumas Bancorp	2,412	98
Ponce Financial Group, Inc.*	9,140	107
Preferred Bank	5,702	458
Premier Financial Corp.	16,473	387
Primis Financial Corp.	9,307	113
Princeton Bancorp, Inc.	2,205	82
Provident Bancorp, Inc.*	7,289	79
Provident Financial Services, Inc.	57,535	1,068
QCR Holdings, Inc.	7,480	554
RBB Bancorp	7,509	173
Red River Bancshares, Inc.	2,142	111
Renasant Corp.	28,093	913
Republic Bancorp, Inc., Class A	3,739	244
S&T Bancorp, Inc.	17,684	742
Sandy Spring Bancorp, Inc.	20,385	639
Seacoast Banking Corp. of Florida	38,594	1,029
ServisFirst Bancshares, Inc.	23,347	1,878
Shore Bancshares, Inc.	14,378	201
Sierra Bancorp	6,162	178
Simmons First National Corp., Class A	56,759	1,223
SmartFinancial, Inc.	7,154	208
South Plains Financial, Inc.	5,520	187
Southern First Bancshares, Inc.*	3,645	124
Southern Missouri Bancorp, Inc.	4,455	252
Southern States Bancshares, Inc.	3,897	120
Southside Bancshares, Inc.	13,374	447
SouthState Corp.	35,062	3,407
Stellar Bancorp, Inc.	22,326	578
Sterling Bancorp, Inc.*	10,003	46
Stock Yards Bancorp, Inc.	11,713	726
Texas Capital Bancshares, Inc.*	21,310	1,523
Third Coast Bancshares, Inc.*	5,361	144
Timberland Bancorp, Inc.	3,452	104
Tompkins Financial Corp.	5,847	338
Towne Bank	32,228	1,065
TriCo Bancshares	14,822	632
Triumph Financial, Inc.*	10,229	814
See Notes to the Financial Statements.
EQUITY FUNDS 160 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Banks – 9.6%continued
TrustCo Bank Corp. NY	8,344	$276
Trustmark Corp.	28,189	897
UMB Financial Corp.	20,648	2,170
United Bankshares, Inc.	60,919	2,260
United Community Banks, Inc.	54,995	1,599
Unity Bancorp, Inc.	3,406	116
Univest Financial Corp.	13,475	379
USCB Financial Holdings, Inc.	4,750	72
Valley National Bancorp	197,728	1,791
Veritex Holdings, Inc.	23,875	628
Virginia National Bankshares Corp.	2,139	89
WaFd, Inc.	30,668	1,069
Washington Trust Bancorp, Inc.	7,863	253
WesBanco, Inc.	26,351	785
West BanCorp, Inc.	7,369	140
Westamerica BanCorp	11,890	588
WSFS Financial Corp.	27,342	1,394
		120,752
Beverages – 0.3%
Duckhorn Portfolio (The), Inc.*	25,178	146
MGP Ingredients, Inc.	6,465	538
National Beverage Corp.	10,895	512
Primo Water Corp.	72,649	1,834
Vita Coco (The) Co., Inc.*	18,178	515
		3,545
Biotechnology – 8.8%
2seventy bio, Inc.*	22,525	106
4D Molecular Therapeutics, Inc.*	23,080	249
89bio, Inc.*	38,976	288
Absci Corp.*	37,067	142
ACADIA Pharmaceuticals, Inc.*	54,603	840
ACELYRIN, Inc.*	34,965	172
Achieve Life Sciences, Inc.*	15,959	76
Acrivon Therapeutics, Inc.*	5,033	35
Actinium Pharmaceuticals, Inc.*	14,049	26
Acumen Pharmaceuticals, Inc.*	19,687	49
ADC Therapeutics S.A.*	36,399	115
ADMA Biologics, Inc.*	103,579	2,071
Adverum Biotechnologies, Inc.*	9,707	68
Aerovate Therapeutics, Inc.*	5,022	10
Agenus, Inc.*	9,484	52
Agios Pharmaceuticals, Inc.*	25,839	1,148
Akebia Therapeutics, Inc.*	96,661	128
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Biotechnology – 8.8%continued
Akero Therapeutics, Inc.*	30,916	$887
Aldeyra Therapeutics, Inc.*	23,155	125
Alector, Inc.*	37,470	175
Alkermes PLC*	75,655	2,118
Allogene Therapeutics, Inc.*	58,760	164
Altimmune, Inc.*	32,913	202
ALX Oncology Holdings, Inc.*	15,349	28
Amicus Therapeutics, Inc.*	134,308	1,434
AnaptysBio, Inc.*	9,054	303
Anavex Life Sciences Corp.*	34,675	197
Anika Therapeutics, Inc.*	6,089	150
Annexon, Inc.*	42,941	254
Apogee Therapeutics, Inc.*	17,294	1,016
Applied Therapeutics, Inc.*	44,502	378
Arbutus Biopharma Corp.*	67,499	260
Arcellx, Inc.*	19,799	1,653
Arcturus Therapeutics Holdings, Inc.*	10,610	246
Arcus Biosciences, Inc.*	25,191	385
Arcutis Biotherapeutics, Inc.*	49,201	458
Ardelyx, Inc.*	107,599	741
ArriVent Biopharma, Inc.*	12,832	302
Arrowhead Pharmaceuticals, Inc.*	54,567	1,057
ARS Pharmaceuticals, Inc.*	22,794	330
Artiva Biotherapeutics, Inc.*	6,254	97
Astria Therapeutics, Inc.*	21,136	233
Atossa Therapeutics, Inc.*	58,902	90
Aura Biosciences, Inc.*	21,543	192
Aurinia Pharmaceuticals, Inc.*	60,724	445
Avid Bioservices, Inc.*	28,840	328
Avidity Biosciences, Inc.*	49,539	2,275
Avita Medical, Inc.*	11,500	123
Beam Therapeutics, Inc.*	34,886	855
BioCryst Pharmaceuticals, Inc.*	95,672	727
Biohaven Ltd.*	34,357	1,717
Biomea Fusion, Inc.*	12,864	130
Black Diamond Therapeutics, Inc.*	19,733	86
Bluebird Bio, Inc.*	87,716	46
Blueprint Medicines Corp.*	28,841	2,668
Boundless Bio, Inc.*	2,967	10
Bridgebio Pharma, Inc.*	64,383	1,639
C4 Therapeutics, Inc.*	27,223	155
Cabaletta Bio, Inc.*	19,953	94
Candel Therapeutics, Inc.*	9,218	64
Capricor Therapeutics, Inc.*	11,790	179
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  161 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Biotechnology – 8.8%continued
Cardiff Oncology, Inc.*	18,290	$49
CareDx, Inc.*	23,095	721
Cargo Therapeutics, Inc.*	15,560	287
Caribou Biosciences, Inc.*	36,785	72
Cartesian Therapeutics, Inc.*	3,359	54
Catalyst Pharmaceuticals, Inc.*	51,791	1,030
Celcuity, Inc.*	11,978	179
Celldex Therapeutics, Inc.*	29,540	1,004
Century Therapeutics, Inc.*	21,329	36
CervoMed, Inc.*	2,499	36
CG oncology, Inc.*	21,779	822
Cibus, Inc.*	7,005	23
Cogent Biosciences, Inc.*	42,487	459
Coherus Biosciences, Inc.*	46,748	49
Compass Therapeutics, Inc.*	49,774	92
Corbus Pharmaceuticals Holdings, Inc.*	4,707	97
Crinetics Pharmaceuticals, Inc.*	35,792	1,829
Cullinan Therapeutics, Inc.*	23,516	394
Cytokinetics, Inc.*	52,576	2,776
Day One Biopharmaceuticals, Inc.*	24,395	340
Denali Therapeutics, Inc.*	56,945	1,659
Design Therapeutics, Inc.*	14,457	78
Dianthus Therapeutics, Inc.*	11,067	303
Disc Medicine, Inc.*	9,004	442
Dynavax Technologies Corp.*	60,975	679
Dyne Therapeutics, Inc.*	36,909	1,326
Editas Medicine, Inc.*	38,587	132
Elevation Oncology, Inc.*	24,245	15
Eliem Therapeutics, Inc.*	12,620	64
Enanta Pharmaceuticals, Inc.*	9,037	94
Entrada Therapeutics, Inc.*	11,431	183
Erasca, Inc.*	80,974	221
Fate Therapeutics, Inc.*	46,458	163
Fennec Pharmaceuticals, Inc.*	10,877	54
Fibrobiologics, Inc.*	11,853	37
Foghorn Therapeutics, Inc.*	11,756	109
Galectin Therapeutics, Inc.*	9,489	26
Generation Bio Co.*	21,499	53
Geron Corp.*	266,522	1,210
Greenwich Lifesciences, Inc.*	2,755	40
Gyre Therapeutics, Inc.*	3,254	41
Halozyme Therapeutics, Inc.*	57,504	3,292
Heron Therapeutics, Inc.*	54,349	108
HilleVax, Inc.*	14,620	26
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Biotechnology – 8.8%continued
Humacyte, Inc.*	40,735	$222
Ideaya Biosciences, Inc.*	38,286	1,213
IGM Biosciences, Inc.*	6,854	113
ImmunityBio, Inc.*	65,616	244
Immunome, Inc.*	23,802	348
Immunovant, Inc.*	26,449	754
Inhibrx Biosciences, Inc.*	5,559	87
Inmune Bio, Inc.*	5,708	31
Inovio Pharmaceuticals, Inc.*	11,799	68
Inozyme Pharma, Inc.*	23,983	125
Insmed, Inc.*	72,248	5,274
Intellia Therapeutics, Inc.*	43,995	904
Invivyd, Inc.*	37,103	38
Iovance Biotherapeutics, Inc.*	115,753	1,087
Ironwood Pharmaceuticals, Inc.*	65,520	270
iTeos Therapeutics, Inc.*	12,034	123
Janux Therapeutics, Inc.*	12,982	590
Jasper Therapeutics, Inc.*	5,256	99
KalVista Pharmaceuticals, Inc.*	17,635	204
Keros Therapeutics, Inc.*	13,423	779
Kiniksa Pharmaceuticals International PLC*	17,266	431
Kodiak Sciences, Inc.*	17,385	45
Korro Bio, Inc.*	2,834	95
Krystal Biotech, Inc.*	11,371	2,070
Kura Oncology, Inc.*	33,567	656
Kymera Therapeutics, Inc.*	20,305	961
Kyverna Therapeutics, Inc.*	7,834	38
Larimar Therapeutics, Inc.*	19,459	127
LENZ Therapeutics, Inc.	5,820	138
Lexeo Therapeutics, Inc.*	10,826	98
Lexicon Pharmaceuticals, Inc.*	53,292	84
Lineage Cell Therapeutics, Inc.*	71,342	65
Lyell Immunopharma, Inc.*	75,282	104
MacroGenics, Inc.*	28,974	95
Madrigal Pharmaceuticals, Inc.*	8,039	1,706
MannKind Corp.*	122,716	772
MeiraGTx Holdings PLC*	18,050	75
Mersana Therapeutics, Inc.*	54,060	102
Metagenomi, Inc.*	3,015	7
MiMedx Group, Inc.*	54,914	325
Mineralys Therapeutics, Inc.*	13,237	160
Mirum Pharmaceuticals, Inc.*	18,143	708
Monte Rosa Therapeutics, Inc.*	18,573	98
See Notes to the Financial Statements.
EQUITY FUNDS 162 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Biotechnology – 8.8%continued
Myriad Genetics, Inc.*	40,880	$1,120
Neurogene, Inc.*	4,772	200
Nkarta, Inc.*	24,558	111
Novavax, Inc.*	64,400	813
Nurix Therapeutics, Inc.*	29,074	653
Nuvalent, Inc., Class A*	15,865	1,623
Ocugen, Inc.*	118,731	118
Olema Pharmaceuticals, Inc.*	18,472	221
Organogenesis Holdings, Inc.*	31,605	90
ORIC Pharmaceuticals, Inc.*	28,553	293
Outlook Therapeutics, Inc.*	6,707	36
Ovid therapeutics, Inc.*	27,751	33
PepGen, Inc.*	7,182	61
Perspective Therapeutics, Inc.*	24,320	325
Poseida Therapeutics, Inc.*	29,980	86
Praxis Precision Medicines, Inc.*	7,985	459
Precigen, Inc.*	54,566	52
Prelude Therapeutics, Inc.*	6,792	14
Prime Medicine, Inc.*	26,317	102
ProKidney Corp.*	48,669	93
Protagonist Therapeutics, Inc.*	26,782	1,205
Prothena Corp. PLC*	19,731	330
PTC Therapeutics, Inc.*	34,829	1,292
Puma Biotechnology, Inc.*	19,317	49
Pyxis Oncology, Inc.*	22,726	83
Q32 Bio, Inc.*	2,817	126
RAPT Therapeutics, Inc.*	13,150	26
Recursion Pharmaceuticals, Inc., Class A*	110,050	725
REGENXBIO, Inc.*	21,340	224
Regulus Therapeutics, Inc.*	29,197	46
Relay Therapeutics, Inc.*	46,103	326
Renovaro, Inc.*	22,533	11
Replimune Group, Inc.*	28,030	307
REVOLUTION Medicines, Inc.*	69,930	3,171
Rhythm Pharmaceuticals, Inc.*	25,115	1,316
Rigel Pharmaceuticals, Inc.*	7,894	128
Rocket Pharmaceuticals, Inc.*	30,466	563
Sage Therapeutics, Inc.*	24,963	180
Sana Biotechnology, Inc.*	61,274	255
Savara, Inc.*	51,433	218
Scholar Rock Holding Corp.*	31,752	254
Sera Prognostics, Inc., Class A*	12,838	100
Shattuck Labs, Inc.*	18,203	64
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Biotechnology – 8.8%continued
Skye Bioscience, Inc.*	8,004	$31
Soleno Therapeutics, Inc.*	10,500	530
Solid Biosciences, Inc.*	10,495	73
SpringWorks Therapeutics, Inc.*	31,418	1,007
Spyre Therapeutics, Inc.*	16,035	472
Stoke Therapeutics, Inc.*	16,478	202
Summit Therapeutics, Inc.*	40,569	888
Sutro Biopharma, Inc.*	38,059	132
Syndax Pharmaceuticals, Inc.*	38,032	732
Tango Therapeutics, Inc.*	22,062	170
Taysha Gene Therapies, Inc.*	79,898	161
Tenaya Therapeutics, Inc.*	25,719	50
Tevogen Bio Holdings, Inc.*	14,327	5
TG Therapeutics, Inc.*	64,156	1,501
Tourmaline Bio, Inc.	10,690	275
Travere Therapeutics, Inc.*	34,094	477
TScan Therapeutics, Inc.*	17,806	89
Twist Bioscience Corp.*	26,307	1,189
Tyra Biosciences, Inc.*	9,414	221
UroGen Pharma Ltd.*	17,565	223
Vanda Pharmaceuticals, Inc.*	26,375	124
Vaxcyte, Inc.*	54,995	6,284
Vera Therapeutics, Inc.*	17,746	784
Veracyte, Inc.*	35,251	1,200
Verastem, Inc.*	17,689	53
Vericel Corp.*	22,133	935
Verve Therapeutics, Inc.*	32,972	160
Vir Biotechnology, Inc.*	41,490	311
Viridian Therapeutics, Inc.*	28,437	647
Voyager Therapeutics, Inc.*	21,329	125
Werewolf Therapeutics, Inc.*	14,252	30
X4 Pharmaceuticals, Inc.*	77,940	52
XBiotech, Inc.*	8,648	67
Xencor, Inc.*	27,518	553
XOMA Royalty Corp.*	3,824	101
Y-mAbs Therapeutics, Inc.*	16,552	218
Zentalis Pharmaceuticals, Inc.*	25,774	95
Zura Bio Ltd.*	20,233	82
Zymeworks, Inc.*	25,902	325
		110,904
Broadline Retail – 0.0%
1stdibs.com, Inc.*	12,025	53
Groupon, Inc.*	10,632	104
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  163 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Broadline Retail – 0.0%continued
Qurate Retail, Inc., Class B*	2,193	$9
Savers Value Village, Inc.*	11,365	120
		286
Building Products – 1.5%
American Woodmark Corp.*	7,143	668
Apogee Enterprises, Inc.	10,124	709
AZZ, Inc.	13,562	1,120
Caesarstone Ltd.*	9,721	44
CSW Industrials, Inc.	7,630	2,796
Gibraltar Industries, Inc.*	13,969	977
Griffon Corp.	17,334	1,213
Insteel Industries, Inc.	8,697	270
Janus International Group, Inc.*	65,704	664
JELD-WEN Holding, Inc.*	39,820	630
Masterbrand, Inc.*	58,059	1,076
Quanex Building Products Corp.	20,499	569
Resideo Technologies, Inc.*	66,808	1,346
Tecnoglass, Inc.	10,409	715
UFP Industries, Inc.	27,897	3,660
Zurn Elkay Water Solutions Corp.	66,482	2,389
		18,846
Capital Markets – 1.7%
AlTi Global, Inc.*	15,666	59
Artisan Partners Asset Management, Inc., Class A	28,808	1,248
B. Riley Financial, Inc.	9,133	48
BGC Group, Inc., Class A	168,340	1,545
Brightsphere Investment Group, Inc.	12,492	317
Cohen & Steers, Inc.	12,608	1,210
Diamond Hill Investment Group, Inc.	1,198	194
DigitalBridge Group, Inc.	72,608	1,026
Donnelley Financial Solutions, Inc.*	11,953	787
Forge Global Holdings, Inc.*	50,153	66
GCM Grosvenor, Inc., Class A	19,081	216
Hamilton Lane, Inc., Class A	17,705	2,981
MarketWise, Inc.	18,878	13
Moelis & Co., Class A	32,545	2,230
Open Lending Corp.*	47,453	290
P10, Inc., Class A	18,453	198
Patria Investments Ltd., Class A	25,567	286
Perella Weinberg Partners	24,394	471
Piper Sandler Cos.	7,992	2,268
PJT Partners, Inc., Class A	10,825	1,443
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Capital Markets – 1.7%continued
Silvercrest Asset Management Group, Inc., Class A	4,498	$78
StepStone Group, Inc., Class A	28,462	1,617
StoneX Group, Inc.*	12,668	1,037
Value Line, Inc.	297	14
Victory Capital Holdings, Inc., Class A	19,041	1,055
Virtus Investment Partners, Inc.	3,075	644
WisdomTree, Inc.	64,614	645
		21,986
Chemicals – 1.9%
AdvanSix, Inc.	11,913	362
American Vanguard Corp.	11,879	63
Arcadium Lithium PLC*	495,563	1,412
Arq, Inc.*	11,520	68
ASP Isotopes, Inc.*	22,988	64
Aspen Aerogels, Inc.*	26,971	747
Avient Corp.	41,600	2,093
Balchem Corp.	14,895	2,622
Cabot Corp.	24,989	2,793
Core Molding Technologies, Inc.*	3,297	57
Ecovyst, Inc.*	53,968	370
H.B. Fuller Co.	25,196	2,000
Hawkins, Inc.	8,944	1,140
Ingevity Corp.*	16,569	646
Innospec, Inc.	11,403	1,290
Intrepid Potash, Inc.*	5,127	123
Koppers Holdings, Inc.	9,482	346
Kronos Worldwide, Inc.	10,130	126
LSB Industries, Inc.*	23,563	189
Mativ Holdings, Inc.	25,006	425
Minerals Technologies, Inc.	14,675	1,133
Northern Technologies International Corp.	3,657	45
Orion S.A.	26,686	475
Perimeter Solutions S.A.*	61,066	821
PureCycle Technologies, Inc.*	57,108	543
Quaker Chemical Corp.	6,391	1,077
Rayonier Advanced Materials, Inc.*	28,513	244
Sensient Technologies Corp.	19,335	1,551
Stepan Co.	9,731	752
Tronox Holdings PLC	55,022	805
Valhi, Inc.	1,184	39
		24,421
See Notes to the Financial Statements.
EQUITY FUNDS 164 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Commercial Services & Supplies – 1.7%
ABM Industries, Inc.	29,016	$1,531
ACCO Brands Corp.	43,542	238
ACV Auctions, Inc., Class A*	67,970	1,382
Aris Water Solutions, Inc., Class A	12,308	208
Bridger Aerospace Group Holdings, Inc.*	4,257	9
BrightView Holdings, Inc.*	26,282	414
Brink's (The) Co.	20,679	2,391
Casella Waste Systems, Inc., Class A*	28,474	2,833
CECO Environmental Corp.*	13,204	372
Cimpress PLC*	7,863	644
CompX International, Inc.	741	22
CoreCivic, Inc.*	50,657	641
Deluxe Corp.	20,561	401
Driven Brands Holdings, Inc.*	27,780	396
Ennis, Inc.	11,916	290
Enviri Corp.*	36,778	380
GEO Group (The), Inc.*	57,532	739
Healthcare Services Group, Inc.*	34,166	382
HNI Corp.	21,732	1,170
Interface, Inc.	26,710	507
LanzaTech Global, Inc.*	52,164	100
Liquidity Services, Inc.*	10,120	231
Matthews International Corp., Class A	13,833	321
MillerKnoll, Inc.	31,826	788
Montrose Environmental Group, Inc.*	14,725	387
NL Industries, Inc.	4,076	30
OPENLANE, Inc.*	48,958	826
Perma-Fix Environmental Services, Inc.*	6,906	85
Pitney Bowes, Inc.	72,894	520
Quad/Graphics, Inc.	14,410	65
Quest Resource Holding Corp.*	8,081	64
Steelcase, Inc., Class A	42,893	578
UniFirst Corp.	6,910	1,373
Viad Corp.*	9,493	340
Virco Mfg. Corp.	4,833	67
VSE Corp.	7,226	598
		21,323
Communications Equipment – 0.6%
ADTRAN Holdings, Inc.	36,872	219
Applied Optoelectronics, Inc.*	17,168	246
Aviat Networks, Inc.*	5,318	115
Calix, Inc.*	26,841	1,041
Clearfield, Inc.*	5,370	209
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Communications Equipment – 0.6%continued
CommScope Holding Co., Inc.*	97,353	$595
Digi International, Inc.*	16,595	457
Extreme Networks, Inc.*	57,404	863
Harmonic, Inc.*	50,276	733
Infinera Corp.*	94,144	635
NETGEAR, Inc.*	12,911	259
NetScout Systems, Inc.*	31,470	684
Ribbon Communications, Inc.*	44,463	144
Viasat, Inc.*	57,482	686
Viavi Solutions, Inc.*	100,729	909
		7,795
Construction & Engineering – 1.5%
Ameresco, Inc., Class A*	14,915	566
Arcosa, Inc.	22,330	2,116
Argan, Inc.	5,651	573
Bowman Consulting Group Ltd.*	6,177	149
Centuri Holdings, Inc.*	6,330	102
Concrete Pumping Holdings, Inc.*	12,148	70
Construction Partners, Inc., Class A*	19,695	1,375
Dycom Industries, Inc.*	13,083	2,579
Fluor Corp.*	78,711	3,755
Granite Construction, Inc.	20,219	1,603
Great Lakes Dredge & Dock Corp.*	30,588	322
IES Holdings, Inc.*	3,764	751
Limbach Holdings, Inc.*	4,722	358
Matrix Service Co.*	12,285	142
MYR Group, Inc.*	7,464	763
Northwest Pipe Co.*	4,495	203
Orion Group Holdings, Inc.*	14,186	82
Primoris Services Corp.	24,712	1,435
Southland Holdings, Inc.*	4,733	18
Sterling Infrastructure, Inc.*	13,909	2,017
Tutor Perini Corp.*	20,036	544
		19,523
Construction Materials – 0.4%
Knife River Corp.*	26,166	2,339
Smith-Midland Corp.*	2,088	70
Summit Materials, Inc., Class A*	55,521	2,167
United States Lime & Minerals, Inc.	4,865	475
		5,051
Consumer Finance – 0.8%
Atlanticus Holdings Corp.*	2,589	91
Bread Financial Holdings, Inc.	22,807	1,085
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  165 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Consumer Finance – 0.8%continued
Consumer Portfolio Services, Inc.*	3,944	$37
Encore Capital Group, Inc.*	10,660	504
Enova International, Inc.*	11,814	990
FirstCash Holdings, Inc.	17,656	2,027
Green Dot Corp., Class A*	24,762	290
LendingClub Corp.*	49,596	567
LendingTree, Inc.*	4,654	270
Medallion Financial Corp.	8,767	71
Moneylion, Inc.*	3,939	164
Navient Corp.	36,502	569
Nelnet, Inc., Class A	6,602	748
NerdWallet, Inc., Class A*	17,944	228
OppFi, Inc.	8,468	40
PRA Group, Inc.*	17,963	402
PROG Holdings, Inc.	19,271	934
Regional Management Corp.	3,633	119
Upstart Holdings, Inc.*	35,366	1,415
World Acceptance Corp.*	1,602	189
		10,740
Consumer Staples Distribution & Retail – 0.8%
Andersons (The), Inc.	14,868	745
Chefs' Warehouse (The), Inc.*	16,220	681
HF Foods Group, Inc.*	19,186	69
Ingles Markets, Inc., Class A	6,566	490
Natural Grocers by Vitamin Cottage, Inc.	4,135	123
PriceSmart, Inc.	11,496	1,055
SpartanNash Co.	15,416	345
Sprouts Farmers Market, Inc.*	46,415	5,125
United Natural Foods, Inc.*	27,222	458
Village Super Market, Inc., Class A	3,821	121
Weis Markets, Inc.	7,640	527
		9,739
Containers & Packaging – 0.2%
Ardagh Metal Packaging S.A.	67,076	253
Greif, Inc., Class A	11,440	717
Greif, Inc., Class B	2,324	162
Myers Industries, Inc.	17,053	236
O-I Glass, Inc.*	70,700	928
Pactiv Evergreen, Inc.	18,784	216
Ranpak Holdings Corp.*	19,542	128
TriMas Corp.	18,387	469
		3,109
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Distributors – 0.1%
A-Mark Precious Metals, Inc.	8,184	$361
GigaCloud Technology, Inc., Class A*	10,878	250
Weyco Group, Inc.	2,952	101
		712
Diversified Consumer Services – 0.9%
Adtalem Global Education, Inc.*	17,346	1,309
American Public Education, Inc.*	7,313	108
Carriage Services, Inc.	6,389	210
Chegg, Inc.*	43,702	77
Coursera, Inc.*	62,333	495
European Wax Center, Inc., Class A*	15,218	104
Frontdoor, Inc.*	36,120	1,733
Graham Holdings Co., Class B	1,499	1,232
Laureate Education, Inc.	61,565	1,023
Lincoln Educational Services Corp.*	12,243	146
Mister Car Wash, Inc.*	43,540	283
Nerdy, Inc.*	30,184	30
OneSpaWorld Holdings Ltd.	46,556	769
Perdoceo Education Corp.	29,807	663
Strategic Education, Inc.	10,135	938
Stride, Inc.*	19,575	1,670
Udemy, Inc.*	44,416	330
Universal Technical Institute, Inc.*	18,347	298
		11,418
Diversified Real Estate Investment Trusts – 0.7%
Alexander & Baldwin, Inc.	33,117	636
Alpine Income Property Trust, Inc.	5,896	107
American Assets Trust, Inc.	21,776	582
Armada Hoffler Properties, Inc.	30,847	334
Broadstone Net Lease, Inc.	86,391	1,637
CTO Realty Growth, Inc.	10,440	199
Empire State Realty Trust, Inc., Class A	61,009	676
Essential Properties Realty Trust, Inc.	80,865	2,761
Gladstone Commercial Corp.	18,587	302
Global Net Lease, Inc.	91,546	771
NexPoint Diversified Real Estate Trust	14,624	91
One Liberty Properties, Inc.	7,214	199
		8,295
Diversified Telecommunication Services – 0.7%
Anterix, Inc.*	4,879	184
AST SpaceMobile, Inc.*	61,544	1,609
ATN International, Inc.	4,846	157
Bandwidth, Inc., Class A*	11,472	201
See Notes to the Financial Statements.
EQUITY FUNDS 166 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Diversified Telecommunication Services – 0.7%continued
Cogent Communications Holdings, Inc.	20,218	$1,535
Consolidated Communications Holdings, Inc.*	36,208	168
Globalstar, Inc.*	338,485	420
IDT Corp., Class B	7,166	273
Liberty Latin America Ltd., Class A*	14,640	140
Liberty Latin America Ltd., Class C*	58,870	559
Lumen Technologies, Inc.*	466,786	3,314
Shenandoah Telecommunications Co.	22,615	319
		8,879
Electric Utilities – 0.8%
ALLETE, Inc.	26,650	1,711
Genie Energy Ltd., Class B	5,738	93
Hawaiian Electric Industries, Inc.*	76,201	738
MGE Energy, Inc.	16,743	1,531
Otter Tail Corp.	18,937	1,480
Portland General Electric Co.	46,767	2,240
TXNM Energy, Inc.	41,420	1,813
		9,606
Electrical Equipment – 1.2%
Allient, Inc.	6,814	129
American Superconductor Corp.*	15,799	373
Amprius Technologies, Inc.*	4,844	5
Array Technologies, Inc.*	70,705	467
Atkore, Inc.	16,811	1,425
Blink Charging Co.*	44,725	77
Bloom Energy Corp., Class A*	90,784	959
ChargePoint Holdings, Inc.*	180,296	247
Energy Vault Holdings, Inc.*	45,553	44
EnerSys	18,333	1,871
Enovix Corp.*	70,859	662
Fluence Energy, Inc.*	28,196	640
Freyr Battery, Inc.*	52,341	51
FuelCell Energy, Inc.*	233,190	89
GrafTech International Ltd.*	120,524	159
LSI Industries, Inc.	13,017	210
NANO Nuclear Energy, Inc.*	1,624	23
Net Power, Inc.*	9,837	69
NEXTracker, Inc., Class A*	66,548	2,494
NuScale Power Corp.*	37,223	431
Plug Power, Inc.*	343,880	777
Powell Industries, Inc.	4,326	960
Preformed Line Products Co.	1,146	147
SES AI Corp.*	57,995	37
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Electrical Equipment – 1.2%continued
Shoals Technologies Group, Inc., Class A*	79,496	$446
SolarMax Technology, Inc.*	2,730	2
Stem, Inc.*	64,660	23
Sunrun, Inc.*	100,611	1,817
Thermon Group Holdings, Inc.*	15,454	461
TPI Composites, Inc.*	21,396	97
Ultralife Corp.*	4,696	42
Vicor Corp.*	10,396	438
		15,672
Electronic Equipment, Instruments & Components – 2.9%
908 Devices, Inc.*	10,281	36
Advanced Energy Industries, Inc.	17,143	1,804
Aeva Technologies, Inc.*	12,757	42
Arlo Technologies, Inc.*	44,074	534
Badger Meter, Inc.	13,548	2,959
Bel Fuse, Inc., Class A	776	77
Bel Fuse, Inc., Class B	4,827	379
Belden, Inc.	18,652	2,185
Benchmark Electronics, Inc.	16,529	733
Climb Global Solutions, Inc.	1,970	196
CTS Corp.	13,692	662
Daktronics, Inc.*	17,274	223
ePlus, Inc.*	12,061	1,186
Evolv Technologies Holdings, Inc.*	60,744	246
Fabrinet*	16,746	3,959
FARO Technologies, Inc.*	8,472	162
Insight Enterprises, Inc.*	12,853	2,768
Iteris, Inc.*	20,223	144
Itron, Inc.*	21,058	2,249
Kimball Electronics, Inc.*	11,406	211
Knowles Corp.*	39,592	714
Lightwave Logic, Inc.*	55,802	154
Methode Electronics, Inc.(1)	16,514	197
MicroVision, Inc.*	96,236	110
Mirion Technologies, Inc.*	91,191	1,009
Napco Security Technologies, Inc.	16,293	659
nLight, Inc.*	21,381	229
Novanta, Inc.*	16,537	2,959
OSI Systems, Inc.*	7,491	1,137
Ouster, Inc.*	20,079	126
PAR Technology Corp.*	16,642	867
PC Connection, Inc.	5,364	405
Plexus Corp.*	12,492	1,708
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  167 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Electronic Equipment, Instruments & Components – 2.9%continued
Powerfleet, Inc. NJ*	42,015	$210
Richardson Electronics Ltd.	5,905	73
Rogers Corp.*	8,571	969
Sanmina Corp.*	24,818	1,699
ScanSource, Inc.*	11,352	545
SmartRent, Inc.*	90,070	156
TTM Technologies, Inc.*	46,035	840
Vishay Intertechnology, Inc.	57,712	1,091
Vishay Precision Group, Inc.*	5,526	143
		36,755
Energy Equipment & Services – 2.1%
Archrock, Inc.	77,131	1,561
Atlas Energy Solutions, Inc.	31,467	686
Borr Drilling Ltd.*	109,771	603
Bristow Group, Inc.*	11,395	395
Cactus, Inc., Class A	30,134	1,798
ChampionX Corp.	87,521	2,639
Core Laboratories, Inc.	21,763	403
DMC Global, Inc.*	8,783	114
Drilling Tools International Corp.*	4,401	16
Expro Group Holdings N.V.*	43,154	741
Forum Energy Technologies, Inc.*	5,574	86
Geospace Technologies Corp.*	5,849	61
Helix Energy Solutions Group, Inc.*	65,543	728
Helmerich & Payne, Inc.	44,236	1,346
Innovex International, Inc.*	15,946	234
Kodiak Gas Services, Inc.	9,362	272
Liberty Energy, Inc.	73,920	1,411
Mammoth Energy Services, Inc.*	11,696	48
Nabors Industries Ltd.*	4,252	274
Natural Gas Services Group, Inc.*	5,005	96
Newpark Resources, Inc.*	38,397	266
Noble Corp. PLC	63,319	2,288
Oceaneering International, Inc.*	46,355	1,153
Oil States International, Inc.*	28,344	130
Patterson-UTI Energy, Inc.	178,129	1,363
ProFrac Holding Corp., Class A*	11,362	77
ProPetro Holding Corp.*	39,665	304
Ranger Energy Services, Inc.	7,776	93
RPC, Inc.	39,672	252
SEACOR Marine Holdings, Inc.*	11,334	109
Seadrill Ltd.*	31,351	1,246
Select Water Solutions, Inc.	42,279	471
Solaris Energy Infrastructure, Inc.	11,940	152
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Energy Equipment & Services – 2.1%continued
TETRA Technologies, Inc.*	58,442	$181
Tidewater, Inc.*	22,339	1,604
Transocean Ltd.*	333,915	1,419
Valaris Ltd.*	28,744	1,602
		26,222
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A*	156,296	711
Atlanta Braves Holdings, Inc., Class A*	4,822	203
Atlanta Braves Holdings, Inc., Class C*	23,210	924
Cinemark Holdings, Inc.*	50,694	1,411
Eventbrite, Inc., Class A*	38,582	105
Golden Matrix Group, Inc.*	9,352	22
IMAX Corp.*	19,753	405
Lions Gate Entertainment Corp., Class A*	27,879	218
Lions Gate Entertainment Corp., Class B*	57,817	400
LiveOne, Inc.*	31,928	30
Madison Square Garden Entertainment Corp.*	17,816	758
Marcus (The) Corp.	10,900	164
Playstudios, Inc.*	38,779	59
Reservoir Media, Inc.*	9,433	77
Sphere Entertainment Co. (European Stock Exchange)*	12,315	544
Vivid Seats, Inc., Class A*	36,367	135
		6,166
Financial Services – 2.7%
Acacia Research Corp.*	16,675	78
Alerus Financial Corp.	8,018	183
AvidXchange Holdings, Inc.*	80,568	653
Banco Latinoamericano de Comercio Exterior S.A., Class E	12,676	412
Burford Capital Ltd.	91,855	1,218
Cannae Holdings, Inc.	25,635	489
Cantaloupe, Inc.*	26,868	199
Cass Information Systems, Inc.	6,164	256
Compass Diversified Holdings	30,783	681
Enact Holdings, Inc.	13,611	495
Essent Group Ltd.	48,122	3,094
EVERTEC, Inc.	29,452	998
Federal Agricultural Mortgage Corp., Class C	4,231	793
See Notes to the Financial Statements.
EQUITY FUNDS 168 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Financial Services – 2.7%continued
Flywire Corp.*	55,116	$903
HA Sustainable Infrastructure Capital, Inc.	51,712	1,783
I3 Verticals, Inc., Class A*	10,585	226
International Money Express, Inc.*	14,710	272
Jackson Financial, Inc., Class A	35,125	3,204
Marqeta, Inc., Class A*	213,024	1,048
Merchants Bancorp	8,198	369
Mr Cooper Group, Inc.*	29,410	2,711
NCR Atleos Corp.*	33,412	953
NewtekOne, Inc.	10,825	135
NMI Holdings, Inc.*	36,269	1,494
Onity Group, Inc.*	2,877	92
Pagseguro Digital Ltd., Class A*	86,696	746
Payoneer Global, Inc.*	131,222	988
Paysafe Ltd.*	14,495	325
Paysign, Inc.*	16,090	59
PennyMac Financial Services, Inc.	12,270	1,398
Priority Technology Holdings, Inc.*	8,375	57
Radian Group, Inc.	69,815	2,422
Remitly Global, Inc.*	68,036	911
Repay Holdings Corp.*	41,962	342
Sezzle, Inc.*	1,093	186
StoneCo Ltd., Class A*	131,091	1,476
SWK Holdings Corp.*	1,242	22
Velocity Financial, Inc.*	3,952	78
Walker & Dunlop, Inc.	14,772	1,678
Waterstone Financial, Inc.	7,307	107
		33,534
Food Products – 1.0%
Alico, Inc.	3,240	91
B&G Foods, Inc.	36,091	320
Beyond Meat, Inc.*	27,894	189
BRC, Inc., Class A*	24,135	83
Calavo Growers, Inc.	7,678	219
Cal-Maine Foods, Inc.	18,805	1,407
Dole PLC	34,918	569
Forafric Global PLC*	3,068	35
Fresh Del Monte Produce, Inc.	15,796	467
Hain Celestial Group (The), Inc.*	41,683	360
J&J Snack Foods Corp.	7,061	1,215
John B. Sanfilippo & Son, Inc.	4,155	392
Lancaster Colony Corp.	8,960	1,582
Lifeway Foods, Inc.*	2,116	55
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Food Products – 1.0%continued
Limoneira Co.	7,597	$201
Mama's Creations, Inc.*	15,274	111
Mission Produce, Inc.*	20,332	261
Seneca Foods Corp., Class A*	2,262	141
Simply Good Foods (The) Co.*	41,773	1,452
SunOpta, Inc.*	43,147	275
TreeHouse Foods, Inc.*	21,832	917
Utz Brands, Inc.	29,713	526
Vital Farms, Inc.*	15,082	529
Westrock Coffee Co.*	15,808	103
WK Kellogg Co.	30,394	520
		12,020
Gas Utilities – 1.0%
Brookfield Infrastructure Corp., Class A	55,030	2,390
Chesapeake Utilities Corp.	10,226	1,270
New Jersey Resources Corp.	45,231	2,135
Northwest Natural Holding Co.	17,263	705
ONE Gas, Inc.	25,814	1,921
RGC Resources, Inc.	3,630	82
Southwest Gas Holdings, Inc.	27,922	2,059
Spire, Inc.	26,249	1,766
		12,328
Ground Transportation – 0.5%
ArcBest Corp.	10,765	1,168
Covenant Logistics Group, Inc.	3,673	194
FTAI Infrastructure, Inc.	46,628	436
Heartland Express, Inc.	21,689	266
Hertz Global Holdings, Inc.*	57,034	188
Marten Transport Ltd.	26,972	477
P.A.M. Transportation Services, Inc.*	3,049	56
Proficient Auto Logistics, Inc.*	7,071	100
RXO, Inc.*	62,128	1,740
Universal Logistics Holdings, Inc.	3,192	138
Werner Enterprises, Inc.	28,182	1,088
		5,851
Health Care Equipment & Supplies – 3.2%
Accuray, Inc.*	43,283	78
Alphatec Holdings, Inc.*	47,568	265
AngioDynamics, Inc.*	16,586	129
Artivion, Inc.*	18,399	490
AtriCure, Inc.*	21,515	603
Avanos Medical, Inc.*	20,584	495
Axogen, Inc.*	19,835	278
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  169 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Health Care Equipment & Supplies – 3.2%continued
Axonics, Inc.*	23,332	$1,624
Bioventus, Inc., Class A*	17,439	208
Cerus Corp.*	84,520	147
CONMED Corp.	14,097	1,014
CVRx, Inc.*	6,159	54
Embecta Corp.	26,877	379
Fractyl Health, Inc.*	16,351	41
Glaukos Corp.*	22,554	2,938
Haemonetics Corp.*	22,991	1,848
ICU Medical, Inc.*	9,857	1,796
Inari Medical, Inc.*	24,180	997
Inmode Ltd.*	36,159	613
Inogen, Inc.*	11,411	111
Integer Holdings Corp.*	15,343	1,995
Integra LifeSciences Holdings Corp.*	30,702	558
iRadimed Corp.	3,746	188
iRhythm Technologies, Inc.*	14,278	1,060
Lantheus Holdings, Inc.*	31,676	3,476
LeMaitre Vascular, Inc.	9,387	872
LivaNova PLC*	24,948	1,311
Merit Medical Systems, Inc.*	26,371	2,606
Neogen Corp.*	100,313	1,686
NeuroPace, Inc.*	6,390	45
Nevro Corp.*	15,957	89
Novocure Ltd.*	49,325	771
Omnicell, Inc.*	20,856	909
OraSure Technologies, Inc.*	31,506	135
Orchestra BioMed Holdings, Inc.*	10,778	55
Orthofix Medical, Inc.*	15,783	247
OrthoPediatrics Corp.*	7,617	207
Paragon 28, Inc.*	21,920	146
PROCEPT BioRobotics Corp.*	19,469	1,560
Pulmonx Corp.*	17,900	148
Pulse Biosciences, Inc.*	8,808	155
RxSight, Inc.*	16,375	809
Sanara Medtech, Inc.*	1,783	54
Semler Scientific, Inc.*	2,202	52
SI-BONE, Inc.*	18,970	265
Sight Sciences, Inc.*	16,314	103
STAAR Surgical Co.*	22,528	837
Stereotaxis, Inc.*	25,673	52
Surmodics, Inc.*	6,405	248
Tactile Systems Technology, Inc.*	11,316	165
Tandem Diabetes Care, Inc.*	29,702	1,260
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Health Care Equipment & Supplies – 3.2%continued
TransMedics Group, Inc.*	14,781	$2,321
Treace Medical Concepts, Inc.*	22,625	131
UFP Technologies, Inc.*	3,361	1,064
Utah Medical Products, Inc.	1,509	101
Varex Imaging Corp.*	18,097	216
Zimvie, Inc.*	12,535	199
Zynex, Inc.*	7,208	59
		40,263
Health Care Providers & Services – 2.8%
Accolade, Inc.*	34,414	133
AdaptHealth Corp.*	47,144	529
Addus HomeCare Corp.*	7,960	1,059
agilon health, Inc.*	142,886	562
AirSculpt Technologies, Inc.*	5,916	30
Alignment Healthcare, Inc.*	46,407	549
AMN Healthcare Services, Inc.*	17,279	733
Ardent Health Partners, Inc.*	5,744	106
Astrana Health, Inc.*	19,743	1,144
Aveanna Healthcare Holdings, Inc.*	23,235	121
BrightSpring Health Services, Inc.*	25,007	367
Brookdale Senior Living, Inc.*	88,683	602
Castle Biosciences, Inc.*	11,993	342
Community Health Systems, Inc.*	56,471	343
Concentra Group Holdings Parent, Inc.*	10,540	236
CorVel Corp.*	4,070	1,330
Cross Country Healthcare, Inc.*	14,717	198
DocGo, Inc.*	47,286	157
Enhabit, Inc.*	23,460	185
Ensign Group (The), Inc.	25,582	3,679
Fulgent Genetics, Inc.*	9,671	210
GeneDx Holdings Corp.*	5,633	239
Guardant Health, Inc.*	53,996	1,239
HealthEquity, Inc.*	38,853	3,180
Hims & Hers Health, Inc.*	86,853	1,600
InfuSystem Holdings, Inc.*	8,431	57
Innovage Holding Corp.*	9,041	54
Joint (The) Corp.*	5,597	64
LifeStance Health Group, Inc.*	63,320	443
ModivCare, Inc.*	5,360	77
Nano-X Imaging Ltd.*	25,204	153
National HealthCare Corp.	5,776	726
National Research Corp.	7,163	164
NeoGenomics, Inc.*	58,204	859
See Notes to the Financial Statements.
EQUITY FUNDS 170 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Health Care Providers & Services – 2.8%continued
OPKO Health, Inc.*	152,967	$228
Option Care Health, Inc.*	78,694	2,463
Owens & Minor, Inc.*	34,937	548
PACS Group, Inc.*	18,275	730
Patterson Cos., Inc.	35,908	784
Pediatrix Medical Group, Inc.*	39,193	454
Pennant Group (The), Inc.*	13,064	466
Performant Financial Corp.*	33,541	125
PetIQ, Inc.*	12,181	375
Privia Health Group, Inc.*	46,823	853
Progyny, Inc.*	38,547	646
Quipt Home Medical Corp.*	18,532	54
RadNet, Inc.*	30,425	2,111
Select Medical Holdings Corp.	49,831	1,738
Sonida Senior Living, Inc.*	1,596	43
Surgery Partners, Inc.*	35,102	1,132
Talkspace, Inc.*	57,121	119
U.S. Physical Therapy, Inc.	6,796	575
Viemed Healthcare, Inc.*	15,325	112
		35,026
Health Care Real Estate Investment Trusts – 0.7%
American Healthcare REIT, Inc.	37,867	988
CareTrust REIT, Inc.	65,462	2,020
Community Healthcare Trust, Inc.	12,453	226
Diversified Healthcare Trust	101,855	427
Global Medical REIT, Inc.	28,339	281
LTC Properties, Inc.	19,885	730
National Health Investors, Inc.	19,217	1,615
Sabra Health Care REIT, Inc.	106,078	1,974
Strawberry Fields REIT, Inc.	2,693	34
Universal Health Realty Income Trust	5,968	273
		8,568
Health Care Technology – 0.4%
Definitive Healthcare Corp.*	24,909	111
Evolent Health, Inc., Class A*	52,870	1,495
Health Catalyst, Inc.*	27,210	222
HealthStream, Inc.	11,301	326
LifeMD, Inc.*	16,065	84
OptimizeRx Corp.*	8,215	63
Phreesia, Inc.*	25,373	578
Schrodinger, Inc.*	25,775	478
Simulations Plus, Inc.	7,368	236
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Health Care Technology – 0.4%continued
Teladoc Health, Inc.*	77,505	$712
Waystar Holding Corp.*	19,923	556
		4,861
Hotel & Resort Real Estate Investment Trusts – 0.7%
Apple Hospitality REIT, Inc.	104,371	1,550
Braemar Hotels & Resorts, Inc.	32,256	100
Chatham Lodging Trust	21,296	181
DiamondRock Hospitality Co.	95,947	838
Pebblebrook Hotel Trust	54,392	720
RLJ Lodging Trust	69,328	636
Ryman Hospitality Properties, Inc.	26,911	2,886
Service Properties Trust	76,702	350
Summit Hotel Properties, Inc.	47,165	324
Sunstone Hotel Investors, Inc.	92,865	958
Xenia Hotels & Resorts, Inc.	47,009	694
		9,237
Hotels, Restaurants & Leisure – 1.8%
Accel Entertainment, Inc.*	24,319	283
Bally's Corp.*	11,188	193
Biglari Holdings, Inc., Class B*	321	55
BJ's Restaurants, Inc.*	8,576	279
Bloomin' Brands, Inc.	36,194	598
Brinker International, Inc.*	20,240	1,549
Cheesecake Factory (The), Inc.	22,019	893
Chuy's Holdings, Inc.*	7,825	293
Cracker Barrel Old Country Store, Inc.	10,279	466
Dave & Buster's Entertainment, Inc.*	14,648	499
Denny's Corp.*	22,852	147
Despegar.com Corp.*	28,510	354
Dine Brands Global, Inc.	6,872	215
El Pollo Loco Holdings, Inc.*	11,485	157
Everi Holdings, Inc.*	36,089	474
First Watch Restaurant Group, Inc.*	14,071	219
Full House Resorts, Inc.*	14,807	74
Global Business Travel Group I*	58,262	448
Golden Entertainment, Inc.	9,394	299
Hilton Grand Vacations, Inc.*	33,741	1,225
Inspired Entertainment, Inc.*	10,242	95
International Game Technology PLC	52,005	1,108
Jack in the Box, Inc.	9,113	424
Krispy Kreme, Inc.	38,758	416
Kura Sushi U.S.A., Inc., Class A*	2,749	221
Life Time Group Holdings, Inc.*	27,277	666
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  171 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Hotels, Restaurants & Leisure – 1.8%continued
Lindblad Expeditions Holdings, Inc.*	16,891	$156
Monarch Casino & Resort, Inc.	5,997	475
Mondee Holdings, Inc.*	14,561	20
Nathan's Famous, Inc.	1,294	105
ONE Group Hospitality (The), Inc.*	9,695	36
Papa John's International, Inc.	15,159	817
PlayAGS, Inc.*	17,085	195
Portillo's, Inc., Class A*	24,296	327
Potbelly Corp.*	12,823	107
RCI Hospitality Holdings, Inc.	3,738	167
Red Rock Resorts, Inc., Class A	22,493	1,224
Rush Street Interactive, Inc.*	35,207	382
Sabre Corp.*	174,293	640
Shake Shack, Inc., Class A*	17,423	1,798
Six Flags Entertainment Corp.	42,867	1,728
Super Group SGHC Ltd.	69,576	253
Sweetgreen, Inc., Class A*	45,382	1,609
Target Hospitality Corp.*	15,336	119
United Parks & Resorts, Inc.*	16,067	813
Vacasa, Inc., Class A*	4,482	13
Xponential Fitness, Inc., Class A*	11,097	138
		22,772
Household Durables – 2.4%
Beazer Homes U.S.A., Inc.*	13,725	469
Cavco Industries, Inc.*	3,846	1,647
Century Communities, Inc.	12,926	1,331
Champion Homes, Inc.*	24,709	2,344
Cricut, Inc., Class A	21,955	152
Dream Finders Homes, Inc., Class A*	12,945	469
Ethan Allen Interiors, Inc.	10,679	341
Flexsteel Industries, Inc.	2,152	95
GoPro, Inc., Class A*	57,185	78
Green Brick Partners, Inc.*	14,396	1,202
Hamilton Beach Brands Holding Co., Class A	3,994	122
Helen of Troy Ltd.*	10,358	641
Hooker Furnishings Corp.	5,183	94
Hovnanian Enterprises, Inc., Class A*	2,304	471
Installed Building Products, Inc.	10,994	2,708
iRobot Corp.*	13,326	116
KB Home	31,018	2,658
Landsea Homes Corp.*	8,451	104
La-Z-Boy, Inc.	19,592	841
Legacy Housing Corp.*	5,264	144
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Household Durables – 2.4%continued
LGI Homes, Inc.*	9,546	$1,131
Lifetime Brands, Inc.	5,848	38
Lovesac (The) Co.*	6,467	185
M/I Homes, Inc.*	12,298	2,107
Meritage Homes Corp.	16,562	3,396
Purple Innovation, Inc.*	28,009	28
Sonos, Inc.*	56,097	689
Taylor Morrison Home Corp.*	47,178	3,315
Traeger, Inc.*	13,696	50
Tri Pointe Homes, Inc.*	42,576	1,929
United Homes Group, Inc.*	2,847	17
Vizio Holding Corp., Class A*	41,192	460
Worthington Enterprises, Inc.	14,566	604
		29,976
Household Products – 0.3%
Central Garden & Pet Co.*	4,424	161
Central Garden & Pet Co., Class A*	23,780	747
Energizer Holdings, Inc.	32,827	1,043
Oil-Dri Corp. of America	2,286	158
WD-40 Co.	6,260	1,614
		3,723
Independent Power & Renewable Electricity Producers – 0.2%
Altus Power, Inc.*	35,168	112
Montauk Renewables, Inc.*	29,533	154
Ormat Technologies, Inc.	24,735	1,903
Sunnova Energy International, Inc.*	50,306	490
		2,659
Industrial Conglomerates – 0.0%
Brookfield Business Corp., Class A	12,114	307
Industrial Real Estate Investment Trusts – 0.5%
Industrial Logistics Properties Trust	30,396	145
Innovative Industrial Properties, Inc.	12,957	1,744
LXP Industrial Trust	133,395	1,341
Plymouth Industrial REIT, Inc.	18,247	412
Terreno Realty Corp.	44,028	2,942
		6,584
Insurance – 1.9%
Ambac Financial Group, Inc.*	19,676	221
American Coastal Insurance Corp.*	11,223	126
AMERISAFE, Inc.	8,850	428
Baldwin Insurance Group (The), Inc.*	30,259	1,507
Bowhead Specialty Holdings, Inc.*	3,069	86
CNO Financial Group, Inc.	48,662	1,708
See Notes to the Financial Statements.
EQUITY FUNDS 172 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Insurance – 1.9%continued
Crawford & Co., Class A	7,185	$79
Donegal Group, Inc., Class A	7,541	111
Employers Holdings, Inc.	11,467	550
Enstar Group Ltd.*	5,829	1,875
F&G Annuities & Life, Inc.	8,636	386
Fidelis Insurance Holdings Ltd.	23,863	431
Genworth Financial, Inc.*	199,120	1,364
GoHealth, Inc., Class A*	2,653	25
Goosehead Insurance, Inc., Class A*	10,258	916
Greenlight Capital Re Ltd., Class A*	13,012	178
Hamilton Insurance Group Ltd., Class B*	17,955	347
HCI Group, Inc.	3,765	403
Heritage Insurance Holdings, Inc.*	10,666	131
Hippo Holdings, Inc.*	9,179	155
Horace Mann Educators Corp.	18,702	654
Investors Title Co.	662	152
James River Group Holdings Ltd.	15,441	97
Kingsway Financial Services, Inc.*	5,235	43
Lemonade, Inc.*	23,910	394
Maiden Holdings Ltd.*	38,498	68
MBIA, Inc.*	19,949	71
Mercury General Corp.	12,411	782
NI Holdings, Inc.*	3,707	58
Oscar Health, Inc., Class A*	89,504	1,898
Palomar Holdings, Inc.*	11,335	1,073
ProAssurance Corp.*	22,878	344
Root, Inc., Class A*	4,012	152
Safety Insurance Group, Inc.	6,665	545
Selective Insurance Group, Inc.	27,905	2,603
Selectquote, Inc.*	62,603	136
SiriusPoint Ltd.*	45,756	656
Skyward Specialty Insurance Group, Inc.*	17,205	701
Stewart Information Services Corp.	12,536	937
Tiptree, Inc.	11,662	228
Trupanion, Inc.*	15,019	630
United Fire Group, Inc.	9,839	206
Universal Insurance Holdings, Inc.	10,877	241
		23,696
Interactive Media & Services – 0.6%
Bumble, Inc., Class A*	44,534	284
Cargurus, Inc.*	40,615	1,220
Cars.com, Inc.*	29,894	501
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Interactive Media & Services – 0.6%continued
EverQuote, Inc., Class A*	11,647	$246
fuboTV, Inc.*	136,665	194
Getty Images Holdings, Inc.*	46,627	178
Grindr, Inc.*	11,050	132
MediaAlpha, Inc., Class A*	13,322	241
Nextdoor Holdings, Inc.*	81,130	201
Outbrain, Inc.*	19,046	92
QuinStreet, Inc.*	24,413	467
Shutterstock, Inc.	11,585	410
System1, Inc.*	7,543	8
TrueCar, Inc.*	40,176	139
Vimeo, Inc.*	68,299	345
Webtoon Entertainment, Inc.*	7,409	85
Yelp, Inc.*	29,957	1,051
Ziff Davis, Inc.*	20,792	1,012
ZipRecruiter, Inc., Class A*	33,413	317
		7,123
IT Services – 0.7%
Applied Digital Corp.*	53,474	441
ASGN, Inc.*	20,680	1,928
Backblaze, Inc., Class A*	18,578	119
BigBear.ai Holdings, Inc.*	47,550	69
BigCommerce Holdings, Inc., Class 1*	32,762	192
Core Scientific, Inc.*	82,530	979
Couchbase, Inc.*	18,041	291
DigitalOcean Holdings, Inc.*	30,014	1,212
Fastly, Inc., Class A*	59,758	452
Grid Dynamics Holdings, Inc.*	26,581	372
Hackett Group (The), Inc.	11,754	309
Information Services Group, Inc.	16,437	54
Perficient, Inc.*	15,910	1,201
Rackspace Technology, Inc.*	31,584	77
Squarespace, Inc., Class A*	27,867	1,294
Thoughtworks Holding, Inc.*	46,590	206
Tucows, Inc., Class A*	3,887	81
Unisys Corp.*	31,121	177
		9,454
Leisure Products – 0.4%
Acushnet Holdings Corp.	13,220	843
AMMO, Inc.*	40,468	58
Clarus Corp.	13,411	60
Escalade, Inc.	4,534	64
Funko, Inc., Class A*	14,532	178
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  173 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Leisure Products – 0.4%continued
JAKKS Pacific, Inc.*	3,743	$95
Johnson Outdoors, Inc., Class A	2,100	76
Latham Group, Inc.*	19,429	132
Malibu Boats, Inc., Class A*	9,432	366
Marine Products Corp.	3,884	38
MasterCraft Boat Holdings, Inc.*	7,933	144
Peloton Interactive, Inc., Class A*	156,715	733
Smith & Wesson Brands, Inc.	21,128	274
Solo Brands, Inc., Class A*	13,361	19
Sturm Ruger & Co., Inc.	7,483	312
Topgolf Callaway Brands Corp.*	64,560	709
Vista Outdoor, Inc.*	26,723	1,047
		5,148
Life Sciences Tools & Services – 0.3%
Adaptive Biotechnologies Corp.*	53,888	276
Akoya Biosciences, Inc.*	11,001	30
BioLife Solutions, Inc.*	16,434	412
ChromaDex Corp.*	22,769	83
Codexis, Inc.*	30,927	95
Conduit Pharmaceuticals, Inc.*	11,011	1
CryoPort, Inc.*	19,110	155
Cytek Biosciences, Inc.*	56,321	312
Harvard Bioscience, Inc.*	18,542	50
Lifecore Biomedical, Inc.*	9,938	49
Maravai LifeSciences Holdings, Inc., Class A*	51,171	425
MaxCyte, Inc.*	48,575	189
Mesa Laboratories, Inc.	2,395	311
Nautilus Biotechnology, Inc.*	22,921	66
Omniab, Inc.(2) *	3,016	—
OmniAb, Inc.*	42,754	181
Omniab, Inc. (NASDAQ Exchange)(2) *	3,016	—
Pacific Biosciences of California, Inc.*	127,102	216
Quanterix Corp.*	16,684	216
Quantum-Si, Inc.*	45,561	40
Standard BioTools, Inc.*	134,069	259
		3,366
Machinery – 3.7%
374Water, Inc.*	28,534	39
3D Systems Corp.*	57,869	164
Alamo Group, Inc.	4,672	842
Albany International Corp., Class A	14,274	1,268
Astec Industries, Inc.	10,574	338
Atmus Filtration Technologies, Inc.	38,449	1,443
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Machinery – 3.7%continued
Barnes Group, Inc.	21,503	$869
Blue Bird Corp.*	14,878	714
Chart Industries, Inc.*	19,835	2,462
Columbus McKinnon Corp.	13,218	476
Commercial Vehicle Group, Inc.*	14,706	48
Douglas Dynamics, Inc.	10,545	291
Eastern (The) Co.	2,446	79
Energy Recovery, Inc.*	26,396	459
Enerpac Tool Group Corp.	25,153	1,054
Enpro, Inc.	9,639	1,563
ESCO Technologies, Inc.	11,888	1,533
Federal Signal Corp.	27,693	2,588
Franklin Electric Co., Inc.	20,769	2,177
Gencor Industries, Inc.*	4,932	103
Gorman-Rupp (The) Co.	9,572	373
Graham Corp.*	4,748	140
Greenbrier (The) Cos., Inc.	14,207	723
Helios Technologies, Inc.	15,402	735
Hillenbrand, Inc.	32,041	891
Hillman Solutions Corp.*	90,179	952
Hyliion Holdings Corp.*	66,714	165
Hyster-Yale, Inc.	5,303	338
John Bean Technologies Corp.	14,537	1,432
Kadant, Inc.	5,388	1,821
Kennametal, Inc.	36,165	938
L.B. Foster Co., Class A*	4,228	86
Lindsay Corp.	4,985	621
Luxfer Holdings PLC	13,066	169
Manitowoc (The) Co., Inc.*	16,442	158
Mayville Engineering Co., Inc.*	5,916	125
Miller Industries, Inc.	5,196	317
Mueller Industries, Inc.	51,513	3,817
Mueller Water Products, Inc., Class A	71,326	1,548
NN, Inc.*	21,500	84
Omega Flex, Inc.	1,700	85
Park-Ohio Holdings Corp.	4,068	125
Proto Labs, Inc.*	11,901	350
REV Group, Inc.	23,760	667
Shyft Group (The), Inc.	15,936	200
SPX Technologies, Inc.*	20,757	3,310
Standex International Corp.	5,310	971
Taylor Devices, Inc.*	1,105	55
Tennant Co.	8,771	842
Terex Corp.	30,524	1,615
See Notes to the Financial Statements.
EQUITY FUNDS 174 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Machinery – 3.7%continued
Titan International, Inc.*	22,657	$184
Trinity Industries, Inc.	37,469	1,305
Twin Disc, Inc.	5,269	66
Wabash National Corp.	19,787	380
Watts Water Technologies, Inc., Class A	12,565	2,603
		46,701
Marine Transportation – 0.3%
Costamare, Inc.	20,188	317
Genco Shipping & Trading Ltd.	19,574	382
Golden Ocean Group Ltd.	56,329	754
Himalaya Shipping Ltd.*	13,648	118
Matson, Inc.	15,648	2,232
Pangaea Logistics Solutions Ltd.	14,271	103
Safe Bulkers, Inc.	27,422	142
		4,048
Media – 0.8%
Advantage Solutions, Inc.*	49,768	171
AMC Networks, Inc., Class A*	14,925	129
Boston Omaha Corp., Class A*	11,589	172
Cable One, Inc.	2,574	900
Cardlytics, Inc.*	18,636	60
Clear Channel Outdoor Holdings, Inc.*	163,444	261
EchoStar Corp., Class A*	55,718	1,383
Emerald Holding, Inc.	6,665	33
Entravision Communications Corp., Class A	25,696	53
EW Scripps (The) Co., Class A*	26,299	59
Gambling.com Group Ltd.*	8,163	82
Gannett Co., Inc.*	65,769	370
Gray Television, Inc.	39,900	214
Ibotta, Inc., Class A*	3,537	218
iHeartMedia, Inc., Class A*	46,022	85
Innovid Corp.*	49,560	89
Integral Ad Science Holding Corp.*	33,555	363
John Wiley & Sons, Inc., Class A	16,430	793
Magnite, Inc.*	57,729	800
National CineMedia, Inc.*	32,970	232
PubMatic, Inc., Class A*	19,385	288
Scholastic Corp.	10,700	342
Sinclair, Inc.	14,880	228
Stagwell, Inc.*	40,502	284
TechTarget, Inc.*	11,989	293
TEGNA, Inc.	78,566	1,240
Thryv Holdings, Inc.*	14,888	256
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Media – 0.8%continued
Townsquare Media, Inc., Class A	6,207	$63
WideOpenWest, Inc.*	22,769	120
		9,581
Metals & Mining – 1.7%
Alpha Metallurgical Resources, Inc.	5,062	1,196
Arch Resources, Inc.	8,027	1,109
Caledonia Mining Corp. PLC	7,446	111
Carpenter Technology Corp.	21,944	3,502
Century Aluminum Co.*	24,473	397
Coeur Mining, Inc.*	180,672	1,243
Commercial Metals Co.	53,099	2,918
Compass Minerals International, Inc.	16,074	193
Constellium S.E.*	59,140	962
Contango ORE, Inc.*	4,875	94
Critical Metals Corp.*	3,428	26
Dakota Gold Corp.*	30,797	73
Haynes International, Inc.	5,834	347
Hecla Mining Co.	270,676	1,805
i-80 Gold Corp.*	151,846	176
Ivanhoe Electric, Inc.*	38,819	328
Kaiser Aluminum Corp.	7,406	537
Lifezone Metals Ltd.*	16,915	118
Materion Corp.	9,403	1,052
Metallus, Inc.*	19,875	295
Metals Acquisition Ltd., Class A*	24,960	346
Novagold Resources, Inc.*	113,019	463
Olympic Steel, Inc.	4,362	170
Perpetua Resources Corp.*	17,880	167
Piedmont Lithium, Inc.*	8,117	73
Radius Recycling, Inc.	11,688	217
Ramaco Resources, Inc., Class A	12,223	143
Ramaco Resources, Inc., Class B	2,458	26
Ryerson Holding Corp.	12,548	250
SSR Mining, Inc.	94,121	535
SunCoke Energy, Inc.	38,821	337
Tredegar Corp.*	11,936	87
Universal Stainless & Alloy Products, Inc.*	4,029	156
Warrior Met Coal, Inc.	23,712	1,515
Worthington Steel, Inc.	15,067	512
		21,479
Mortgage Real Estate Investment Trusts – 1.0%
AFC Gamma, Inc.	7,340	75
AG Mortgage Investment Trust, Inc.	13,509	101
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  175 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Mortgage Real Estate Investment Trusts – 1.0%continued
Angel Oak Mortgage REIT, Inc.	5,349	$56
Apollo Commercial Real Estate Finance, Inc.	66,065	607
Arbor Realty Trust, Inc.	84,234	1,311
Ares Commercial Real Estate Corp.	24,920	174
ARMOUR Residential REIT, Inc.	22,754	464
Blackstone Mortgage Trust, Inc., Class A	79,504	1,511
BrightSpire Capital, Inc.	60,175	337
Chicago Atlantic Real Estate Finance, Inc.	7,594	118
Chimera Investment Corp.	37,327	591
Claros Mortgage Trust, Inc.	39,757	298
Dynex Capital, Inc.	34,156	436
Ellington Financial, Inc.	38,146	492
Franklin BSP Realty Trust, Inc.	38,006	496
Granite Point Mortgage Trust, Inc.	23,378	74
Invesco Mortgage Capital, Inc.	22,925	215
KKR Real Estate Finance Trust, Inc.	27,315	337
Ladder Capital Corp.	52,519	609
MFA Financial, Inc.	47,475	604
New York Mortgage Trust, Inc.	42,199	267
Nexpoint Real Estate Finance, Inc.	3,703	58
Orchid Island Capital, Inc.	32,057	264
PennyMac Mortgage Investment Trust	39,463	563
Ready Capital Corp.	74,814	571
Redwood Trust, Inc.	60,953	471
Seven Hills Realty Trust	5,889	81
Sunrise Realty Trust, Inc.	2,446	35
TPG RE Finance Trust, Inc.	27,151	232
Two Harbors Investment Corp.	47,250	656
		12,104
Multi-Utilities – 0.4%
Avista Corp.	35,828	1,388
Black Hills Corp.	31,439	1,922
Northwestern Energy Group, Inc.	28,233	1,615
TXNM Energy, Inc. - (Fractional Shares)(2)	50,000	—
Unitil Corp.	7,444	451
		5,376
Office Real Estate Investment Trusts – 0.8%
Brandywine Realty Trust	78,734	428
City Office REIT, Inc.	17,478	102
COPT Defense Properties	51,670	1,567
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Office Real Estate Investment Trusts – 0.8%continued
Douglas Emmett, Inc.	74,072	$1,301
Easterly Government Properties, Inc.	44,124	599
Equity Commonwealth*	48,297	961
Franklin Street Properties Corp.	45,853	81
Hudson Pacific Properties, Inc.	61,738	295
JBG SMITH Properties	38,821	679
NET Lease Office Properties	6,885	211
Orion Office REIT, Inc.	25,195	101
Paramount Group, Inc.	83,448	411
Peakstone Realty Trust	17,018	232
Piedmont Office Realty Trust, Inc., Class A	56,062	566
Postal Realty Trust, Inc., Class A	10,148	149
SL Green Realty Corp.	30,180	2,101
		9,784
Oil, Gas & Consumable Fuels – 3.1%
Aemetis, Inc.*	16,928	39
Amplify Energy Corp.*	18,278	119
Ardmore Shipping Corp.	19,197	348
Berry Corp.	35,609	183
California Resources Corp.	31,596	1,658
Centrus Energy Corp., Class A*	6,533	358
Clean Energy Fuels Corp.*	79,614	248
CNX Resources Corp.*	68,261	2,223
Comstock Resources, Inc.	42,766	476
CONSOL Energy, Inc.	13,461	1,409
Crescent Energy Co., Class A	66,661	730
CVR Energy, Inc.	15,768	363
Delek U.S. Holdings, Inc.	29,345	550
DHT Holdings, Inc.	62,510	690
Diversified Energy Co. PLC	21,764	248
Dorian LPG Ltd.	16,806	579
Empire Petroleum Corp.*	8,026	42
Encore Energy Corp.*	82,528	333
Energy Fuels, Inc.*	85,606	470
Evolution Petroleum Corp.	14,207	75
Excelerate Energy, Inc., Class A	8,006	176
FLEX LNG Ltd.	14,159	360
FutureFuel Corp.	12,225	70
Golar LNG Ltd.	45,436	1,670
Granite Ridge Resources, Inc.	24,391	145
Green Plains, Inc.*	29,575	400
Gulfport Energy Corp.*	5,989	906
Hallador Energy Co.*	11,624	110
See Notes to the Financial Statements.
EQUITY FUNDS 176 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Oil, Gas & Consumable Fuels – 3.1%continued
HighPeak Energy, Inc.	6,748	$94
International Seaways, Inc.	18,440	951
Kinetik Holdings, Inc.	17,702	801
Kosmos Energy Ltd.*	213,521	861
Magnolia Oil & Gas Corp., Class A	79,383	1,939
Murphy Oil Corp.	66,522	2,244
NACCO Industries, Inc., Class A	1,893	54
NextDecade Corp.*	53,546	252
Nordic American Tankers Ltd.	94,547	347
Northern Oil & Gas, Inc.	45,432	1,609
Par Pacific Holdings, Inc.*	25,353	446
PBF Energy, Inc., Class A	47,563	1,472
Peabody Energy Corp.	57,871	1,536
PrimeEnergy Resources Corp.*	325	45
REX American Resources Corp.*	7,136	330
Riley Exploration Permian, Inc.	5,267	140
Ring Energy, Inc.*	69,262	111
Sable Offshore Corp.*	23,286	550
SandRidge Energy, Inc.	15,115	185
Scorpio Tankers, Inc.	21,446	1,529
SFL Corp. Ltd.	55,441	641
Sitio Royalties Corp., Class A	36,810	767
SM Energy Co.	52,458	2,097
Talos Energy, Inc.*	67,431	698
Teekay Corp.*	26,895	247
Teekay Tankers Ltd., Class A	11,106	647
Uranium Energy Corp.*	184,802	1,148
Ur-Energy, Inc.*	160,880	191
VAALCO Energy, Inc.	48,510	278
Verde Clean Fuels, Inc.*	2,193	9
Vital Energy, Inc.*	13,259	357
Vitesse Energy, Inc.	11,579	278
W&T Offshore, Inc.	43,932	94
World Kinect Corp.	26,823	829
		38,755
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	7,516	214
Sylvamo Corp.	16,131	1,385
		1,599
Passenger Airlines – 0.3%
Allegiant Travel Co.	6,957	383
Blade Air Mobility, Inc.*	25,762	76
Frontier Group Holdings, Inc.*	19,811	106
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Passenger Airlines – 0.3%continued
JetBlue Airways Corp.*	142,724	$936
Joby Aviation, Inc.*	183,477	923
SkyWest, Inc.*	18,134	1,542
Spirit Airlines, Inc.	51,671	124
Sun Country Airlines Holdings, Inc.*	18,788	210
Wheels Up Experience, Inc.*	42,078	102
		4,402
Personal Care Products – 0.2%
Beauty Health (The) Co.*	36,180	52
Edgewell Personal Care Co.	22,432	815
Herbalife Ltd.*	46,291	333
Honest (The) Co., Inc.*	37,376	133
Inter Parfums, Inc.	8,323	1,078
Medifast, Inc.*	5,042	97
Nature's Sunshine Products, Inc.*	5,832	79
Nu Skin Enterprises, Inc., Class A	23,112	170
Olaplex Holdings, Inc.*	64,549	152
USANA Health Sciences, Inc.*	5,330	202
Veru, Inc.*	62,130	48
Waldencast PLC, Class A*	12,497	46
		3,205
Pharmaceuticals – 1.7%
Alto Neuroscience, Inc.*	9,717	111
Alumis, Inc.*	6,077	65
Amneal Pharmaceuticals, Inc.*	73,677	613
Amphastar Pharmaceuticals, Inc.*	17,813	865
ANI Pharmaceuticals, Inc.*	8,560	511
Aquestive Therapeutics, Inc.*	34,581	172
Arvinas, Inc.*	29,261	721
Atea Pharmaceuticals, Inc.*	37,037	124
Avadel Pharmaceuticals PLC*	41,981	551
Axsome Therapeutics, Inc.*	16,732	1,504
Biote Corp., Class A*	12,511	70
Cassava Sciences, Inc.*	18,810	554
Collegium Pharmaceutical, Inc.*	15,085	583
Contineum Therapeutics, Inc., Class A*	2,556	49
Corcept Therapeutics, Inc.*	37,145	1,719
CorMedix, Inc.*	25,357	205
Edgewise Therapeutics, Inc.*	33,604	897
Enliven Therapeutics, Inc.*	16,305	416
Esperion Therapeutics, Inc.*	87,466	144
Evolus, Inc.*	25,635	415
EyePoint Pharmaceuticals, Inc.*	23,204	185
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  177 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Pharmaceuticals – 1.7%continued
Fulcrum Therapeutics, Inc.*	28,764	$103
Harmony Biosciences Holdings, Inc.*	13,755	550
Harrow, Inc.*	14,144	636
Innoviva, Inc.*	25,334	489
Ligand Pharmaceuticals, Inc.*	7,885	789
Liquidia Corp.*	26,691	267
Longboard Pharmaceuticals, Inc.*	14,974	499
Lyra Therapeutics, Inc.*	43,844	11
MediWound Ltd.*	3,715	67
Mind Medicine MindMed, Inc.*	33,354	190
Nektar Therapeutics*	83,160	108
Neumora Therapeutics, Inc.*	38,948	515
Nuvation Bio, Inc.*	83,183	191
Ocular Therapeutix, Inc.*	72,088	627
Omeros Corp.*	27,215	108
Pacira BioSciences, Inc.*	21,242	320
Phathom Pharmaceuticals, Inc.*	15,780	285
Phibro Animal Health Corp., Class A	9,355	211
Pliant Therapeutics, Inc.*	26,458	297
Prestige Consumer Healthcare, Inc.*	22,765	1,641
Rapport Therapeutics, Inc.*	4,178	86
Revance Therapeutics, Inc.*	48,331	251
Scilex Holding Co.*	32,903	30
scPharmaceuticals, Inc.*	13,252	60
SIGA Technologies, Inc.	21,485	145
Supernus Pharmaceuticals, Inc.*	22,871	713
Tarsus Pharmaceuticals, Inc.*	17,039	560
Telomir Pharmaceuticals, Inc.*	2,326	15
Terns Pharmaceuticals, Inc.*	26,663	222
Theravance Biopharma, Inc.*	17,649	142
Third Harmonic Bio, Inc.*	9,250	125
Trevi Therapeutics, Inc.*	27,275	91
Ventyx Biosciences, Inc.*	28,352	62
Verrica Pharmaceuticals, Inc.*	8,601	13
WaVe Life Sciences Ltd.*	35,849	294
Xeris Biopharma Holdings, Inc.*	65,053	185
Zevra Therapeutics, Inc.*	19,509	135
		21,507
Professional Services – 2.3%
Alight, Inc., Class A*	194,107	1,436
Asure Software, Inc.*	10,394	94
Barrett Business Services, Inc.	11,664	438
BlackSky Technology, Inc.*	7,405	35
CBIZ, Inc.*	21,938	1,476
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Professional Services – 2.3%continued
Conduent, Inc.*	72,568	$292
CRA International, Inc.	3,015	529
CSG Systems International, Inc.	13,464	655
DLH Holdings Corp.*	4,034	38
ExlService Holdings, Inc.*	72,442	2,764
Exponent, Inc.	23,288	2,685
First Advantage Corp.*	23,096	458
FiscalNote Holdings, Inc.*	33,463	43
Forrester Research, Inc.*	5,377	97
Franklin Covey Co.*	5,114	210
Heidrick & Struggles International, Inc.	9,354	364
HireQuest, Inc.	2,533	36
Huron Consulting Group, Inc.*	8,149	886
IBEX Holdings Ltd.*	3,726	74
ICF International, Inc.	8,559	1,428
Innodata, Inc.*	12,532	210
Insperity, Inc.	16,436	1,446
Kelly Services, Inc., Class A	14,471	310
Kforce, Inc.	8,643	531
Korn Ferry	23,863	1,795
Legalzoom.com, Inc.*	63,908	406
Maximus, Inc.	28,087	2,617
Mistras Group, Inc.*	10,305	117
NV5 Global, Inc.*	6,619	619
Planet Labs PBC*	98,232	219
Resources Connection, Inc.	14,569	141
Spire Global, Inc.*	10,354	103
Sterling Check Corp.*	15,366	257
TriNet Group, Inc.	14,628	1,419
TrueBlue, Inc.*	12,832	101
TTEC Holdings, Inc.	9,041	53
Upwork, Inc.*	57,730	603
Verra Mobility Corp.*	76,649	2,132
Willdan Group, Inc.*	5,896	241
WNS Holdings Ltd.*	20,960	1,105
		28,463
Real Estate Management & Development – 0.7%
American Realty Investors, Inc.*	1,063	19
Anywhere Real Estate, Inc.*	45,698	232
Compass, Inc., Class A*	173,824	1,062
Cushman & Wakefield PLC*	104,797	1,428
eXp World Holdings, Inc.	37,558	529
Forestar Group, Inc.*	8,811	285
FRP Holdings, Inc.*	5,886	176
See Notes to the Financial Statements.
EQUITY FUNDS 178 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Real Estate Management & Development – 0.7%continued
Kennedy-Wilson Holdings, Inc.	52,707	$583
Marcus & Millichap, Inc.	10,904	432
Maui Land & Pineapple Co., Inc.*	3,627	82
Newmark Group, Inc., Class A	61,126	949
Offerpad Solutions, Inc.*	4,980	20
Opendoor Technologies, Inc.*	287,133	574
RE/MAX Holdings, Inc., Class A*	7,930	99
Real Brokerage (The), Inc.*	44,122	245
Redfin Corp.*	53,421	669
RMR Group (The), Inc., Class A	6,987	177
St. Joe (The) Co.	16,698	974
Star Holdings*	5,822	81
Stratus Properties, Inc.*	2,554	66
Tejon Ranch Co.*	9,226	162
Transcontinental Realty Investors, Inc.*	600	17
		8,861
Residential Real Estate Investment Trusts – 0.5%
Apartment Investment and Management Co., Class A*	66,052	597
BRT Apartments Corp.	5,380	94
Centerspace	7,122	502
Clipper Realty, Inc.	6,320	36
Elme Communities	40,079	705
Independence Realty Trust, Inc.	103,617	2,124
NexPoint Residential Trust, Inc.	10,518	463
UMH Properties, Inc.	30,143	593
Veris Residential, Inc.	35,706	638
		5,752
Retail Real Estate Investment Trusts – 1.3%
Acadia Realty Trust	47,344	1,112
Alexander's, Inc.	957	232
CBL & Associates Properties, Inc.	10,696	269
Getty Realty Corp.	22,534	717
InvenTrust Properties Corp.	31,582	896
Kite Realty Group Trust	100,071	2,658
Macerich (The) Co.	99,239	1,810
NETSTREIT Corp.	36,215	599
Phillips Edison & Co., Inc.	56,477	2,130
Retail Opportunity Investments Corp.	56,672	891
Saul Centers, Inc.	5,018	211
SITE Centers Corp.	21,964	1,329
Tanger, Inc.	48,896	1,622
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Retail Real Estate Investment Trusts – 1.3%continued
Urban Edge Properties	56,398	$1,206
Whitestone REIT	22,627	306
		15,988
Semiconductors & Semiconductor Equipment – 2.2%
ACM Research, Inc., Class A*	23,586	479
Aehr Test Systems*	12,344	159
Alpha & Omega Semiconductor Ltd.*	10,745	399
Ambarella, Inc.*	17,295	976
Axcelis Technologies, Inc.*	14,913	1,564
CEVA, Inc.*	10,867	262
Cohu, Inc.*	21,448	551
Credo Technology Group Holding Ltd.*	59,361	1,828
Diodes, Inc.*	20,861	1,337
Everspin Technologies, Inc.*	9,165	54
FormFactor, Inc.*	35,446	1,631
GCT Semiconductor Holding, Inc.*	3,560	12
Ichor Holdings Ltd.*	15,097	480
Impinj, Inc.*	10,528	2,280
indie Semiconductor, Inc., Class A*	75,995	303
Kulicke & Soffa Industries, Inc.	24,664	1,113
MaxLinear, Inc.*	36,602	530
Navitas Semiconductor Corp.*	58,510	143
NVE Corp.	2,287	183
PDF Solutions, Inc.*	14,432	457
Photronics, Inc.*	28,554	707
Power Integrations, Inc.	25,915	1,662
QuickLogic Corp.*	6,401	49
Rambus, Inc.*	49,886	2,106
Rigetti Computing, Inc.*	66,125	52
Semtech Corp.*	29,728	1,357
Silicon Laboratories, Inc.*	14,812	1,712
SiTime Corp.*	8,409	1,442
SkyWater Technology, Inc.*	12,708	115
SMART Global Holdings, Inc.*	23,824	499
Synaptics, Inc.*	17,833	1,384
Ultra Clean Holdings, Inc.*	20,486	818
Veeco Instruments, Inc.*	25,694	851
		27,495
Software – 5.8%
8x8, Inc.*	61,944	126
A10 Networks, Inc.	32,866	475
ACI Worldwide, Inc.*	48,599	2,474
Adeia, Inc.	50,434	601
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  179 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Software – 5.8%continued
Agilysys, Inc.*	10,357	$1,129
Airship AI Holdings, Inc.*	6,157	14
Alarm.com Holdings, Inc.*	22,060	1,206
Alkami Technology, Inc.*	20,425	644
Altair Engineering, Inc., Class A*	26,220	2,504
American Software, Inc., Class A	14,381	161
Amplitude, Inc., Class A*	35,563	319
Appian Corp., Class A*	18,308	625
Arteris, Inc.*	12,836	99
Asana, Inc., Class A*	37,993	440
AudioEye, Inc.*	3,254	74
Aurora Innovation, Inc.*	430,102	2,546
AvePoint, Inc.*	58,367	687
Bit Digital, Inc.*	54,284	191
Blackbaud, Inc.*	19,019	1,611
BlackLine, Inc.*	26,408	1,456
Blend Labs, Inc., Class A*	107,108	402
Box, Inc., Class A*	64,843	2,122
Braze, Inc., Class A*	30,538	988
C3.ai, Inc., Class A*	39,111	948
Cerence, Inc.*	18,377	58
Cipher Mining, Inc.*	84,084	325
Cleanspark, Inc.*	105,135	982
Clear Secure, Inc., Class A	40,278	1,335
Clearwater Analytics Holdings, Inc., Class A*	69,893	1,765
CommVault Systems, Inc.*	20,113	3,094
Consensus Cloud Solutions, Inc.*	8,454	199
CS Disco, Inc.*	13,777	81
Daily Journal Corp.*	647	317
Dave, Inc.*	3,632	145
Digimarc Corp.*	7,036	189
Digital Turbine, Inc.*	44,235	136
Domo, Inc., Class B*	15,908	119
D-Wave Quantum, Inc.*	41,021	40
E2open Parent Holdings, Inc.*	92,739	409
eGain Corp.*	9,462	48
Enfusion, Inc., Class A*	22,500	214
Envestnet, Inc.*	23,194	1,452
EverCommerce, Inc.*	10,371	107
Freshworks, Inc., Class A*	95,779	1,100
Hut 8 Corp.*	37,142	455
iLearningEngines Holdings, Inc.*	13,550	23
Instructure Holdings, Inc.*	10,213	240
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Software – 5.8%continued
Intapp, Inc.*	18,085	$865
InterDigital, Inc.	11,620	1,646
Jamf Holding Corp.*	37,671	654
Kaltura, Inc.*	49,763	68
Life360, Inc.*	2,455	97
LiveRamp Holdings, Inc.*	30,199	748
MARA Holdings, Inc.*	125,306	2,032
Matterport, Inc.*	121,357	546
Meridianlink, Inc.*	12,500	257
Mitek Systems, Inc.*	21,485	186
N-able, Inc.*	33,048	432
NCR Voyix Corp.*	67,436	915
NextNav, Inc.*	34,780	260
Olo, Inc., Class A*	48,915	243
ON24, Inc.*	13,200	81
OneSpan, Inc.*	17,743	296
Ooma, Inc.*	12,009	137
Pagaya Technologies Ltd., Class A*	21,732	230
PagerDuty, Inc.*	42,737	793
Porch Group, Inc.*	36,164	55
Prairie Operating Co.*	1,968	17
Progress Software Corp.	19,645	1,323
PROS Holdings, Inc.*	21,211	393
Q2 Holdings, Inc.*	26,974	2,152
Qualys, Inc.*	17,021	2,187
Rapid7, Inc.*	28,261	1,127
Red Violet, Inc.*	5,170	147
Rekor Systems, Inc.*	33,269	39
ReposiTrak, Inc.	5,445	101
Rimini Street, Inc.*	24,689	46
Riot Platforms, Inc.*	131,977	979
Roadzen, Inc.*	7,362	9
Sapiens International Corp. N.V.	14,247	531
SEMrush Holdings, Inc., Class A*	16,827	264
Silvaco Group, Inc.*	2,895	41
SolarWinds Corp.	25,265	330
SoundHound AI, Inc., Class A*	133,991	624
SoundThinking, Inc.*	4,675	54
Sprinklr, Inc., Class A*	59,180	457
Sprout Social, Inc., Class A*	22,871	665
SPS Commerce, Inc.*	17,081	3,317
Telos Corp.*	26,154	94
Tenable Holdings, Inc.*	54,062	2,191
Terawulf, Inc.*	106,575	499
See Notes to the Financial Statements.
EQUITY FUNDS 180 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Software – 5.8%continued
Varonis Systems, Inc.*	50,820	$2,871
Verint Systems, Inc.*	27,831	705
Vertex, Inc., Class A*	25,120	967
Viant Technology, Inc., Class A*	6,877	76
Weave Communications, Inc.*	18,171	233
WM Technology, Inc.*	39,091	34
Workiva, Inc.*	23,140	1,831
Xperi, Inc.*	21,027	194
Yext, Inc.*	47,092	326
Zeta Global Holdings Corp., Class A*	82,254	2,454
Zuora, Inc., Class A*	64,224	554
		73,048
Specialized Real Estate Investment Trusts – 0.5%
Farmland Partners, Inc.	19,901	208
Four Corners Property Trust, Inc.	42,434	1,244
Gladstone Land Corp.	15,740	219
Outfront Media, Inc.	67,673	1,244
PotlatchDeltic Corp.	36,523	1,645
Safehold, Inc.	23,562	618
Uniti Group, Inc.	110,887	625
		5,803
Specialty Retail – 2.4%
1-800-Flowers.com, Inc., Class A*	12,368	98
Aaron's (The) Co., Inc.	14,911	148
Abercrombie & Fitch Co., Class A*	23,084	3,229
Academy Sports & Outdoors, Inc.	32,625	1,904
American Eagle Outfitters, Inc.	83,528	1,870
America's Car-Mart, Inc.*	2,457	103
Arhaus, Inc.	23,719	292
Arko Corp.	37,291	262
Asbury Automotive Group, Inc.*	9,286	2,216
BARK, Inc.*	60,652	99
Beyond, Inc.*	21,187	214
Boot Barn Holdings, Inc.*	13,627	2,280
Buckle (The), Inc.	14,337	630
Build-A-Bear Workshop, Inc.	5,767	198
Caleres, Inc.	15,499	512
Camping World Holdings, Inc., Class A	19,188	465
Citi Trends, Inc.*	2,518	46
Designer Brands, Inc., Class A	20,725	153
Destination XL Group, Inc.*	25,240	74
EVgo, Inc.*	44,674	185
Foot Locker, Inc.	38,120	985
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Specialty Retail – 2.4%continued
Genesco, Inc.*	4,978	$135
Group 1 Automotive, Inc.	6,103	2,338
GrowGeneration Corp.*	26,027	55
Haverty Furniture Cos., Inc.	6,773	186
J Jill, Inc.	2,738	68
Lands' End, Inc.*	6,270	108
Leslie's, Inc.*	83,355	263
MarineMax, Inc.*	10,012	353
Monro, Inc.	13,912	402
National Vision Holdings, Inc.*	36,152	394
ODP (The) Corp.*	15,827	471
OneWater Marine, Inc., Class A*	5,659	135
Petco Health & Wellness Co., Inc.*	38,580	176
RealReal (The), Inc.*	45,521	143
Revolve Group, Inc.*	17,923	444
RumbleON, Inc., Class B*	7,613	37
Sally Beauty Holdings, Inc.*	46,850	636
Shoe Carnival, Inc.	8,301	364
Signet Jewelers Ltd.	19,570	2,018
Sleep Number Corp.*	9,693	178
Sonic Automotive, Inc., Class A	6,752	395
Stitch Fix, Inc., Class A*	40,404	114
ThredUp, Inc., Class A*	33,354	28
Tile Shop Holdings, Inc.*	12,503	82
Tilly's, Inc., Class A*	7,859	40
Torrid Holdings, Inc.*	4,752	19
Upbound Group, Inc.	24,445	782
Urban Outfitters, Inc.*	29,279	1,122
Victoria's Secret & Co.*	36,356	934
Warby Parker, Inc., Class A*	40,387	660
Winmark Corp.	1,352	518
Zumiez, Inc.*	7,661	163
		29,724
Technology Hardware, Storage & Peripherals – 0.2%
CompoSecure, Inc., Class A	10,778	151
Corsair Gaming, Inc.*	20,946	146
CPI Card Group, Inc.*	2,320	65
Diebold Nixdorf, Inc.*	11,708	523
Eastman Kodak Co.*	28,042	132
Immersion Corp.	13,960	125
IonQ, Inc.*	90,332	789
Turtle Beach Corp.*	7,963	122
Xerox Holdings Corp.	53,889	559
		2,612
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  181 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Textiles, Apparel & Luxury Goods – 0.6%
Figs, Inc., Class A*	60,347	$413
G-III Apparel Group Ltd.*	18,761	573
Hanesbrands, Inc.*	161,953	1,190
Kontoor Brands, Inc.	25,623	2,095
Movado Group, Inc.	7,120	132
Oxford Industries, Inc.	6,738	585
Rocky Brands, Inc.	3,364	107
Steven Madden Ltd.	33,346	1,634
Superior Group of Cos., Inc.	6,069	94
Vera Bradley, Inc.*	11,595	63
Wolverine World Wide, Inc.	36,797	641
		7,527
Tobacco – 0.2%
Ispire Technology, Inc.*	9,697	60
Turning Point Brands, Inc.	7,969	344
Universal Corp.	10,918	580
Vector Group Ltd.	67,253	1,003
		1,987
Trading Companies & Distributors – 2.3%
Alta Equipment Group, Inc.	12,494	84
Applied Industrial Technologies, Inc.	17,728	3,956
Beacon Roofing Supply, Inc.*	29,216	2,525
BlueLinx Holdings, Inc.*	3,813	402
Boise Cascade Co.	18,249	2,573
Custom Truck One Source, Inc.*	25,412	88
Distribution Solutions Group, Inc.*	4,970	191
DNOW, Inc.*	47,946	620
DXP Enterprises, Inc.*	5,649	301
EVI Industries, Inc.	2,653	51
FTAI Aviation Ltd.	46,671	6,203
GATX Corp.	16,441	2,178
Global Industrial Co.	6,334	215
GMS, Inc.*	18,335	1,661
H&E Equipment Services, Inc.	14,686	715
Herc Holdings, Inc.	12,900	2,057
Hudson Technologies, Inc.*	20,633	172
Karat Packaging, Inc.	2,996	77
McGrath RentCorp	11,153	1,174
MRC Global, Inc.*	39,115	498
Rush Enterprises, Inc., Class A	28,102	1,485
Rush Enterprises, Inc., Class B	4,211	202
Titan Machinery, Inc.*	9,766	136
Transcat, Inc.*	4,096	495
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Trading Companies & Distributors – 2.3%continued
Willis Lease Finance Corp.	1,371	$204
Xometry, Inc., Class A*	19,519	358
		28,621
Transportation Infrastructure – 0.0%
Sky Harbour Group Corp.*	5,284	58
Water Utilities – 0.4%
American States Water Co.	17,101	1,424
Cadiz, Inc.*	19,133	58
California Water Service Group	26,571	1,441
Consolidated Water Co. Ltd.	6,962	175
Global Water Resources, Inc.	5,175	65
Middlesex Water Co.	8,212	536
Pure Cycle Corp.*	9,649	104
SJW Group	15,257	887
York Water (The) Co.	6,708	251
		4,941
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	29,323	211
Spok Holdings, Inc.	8,516	128
Telephone and Data Systems, Inc.	45,062	1,048
		1,387
Total Common Stocks
(Cost $784,225)		1,231,509

RIGHTS – 0.0%
Biotechnology – 0.0%
Aduro Biotech, Inc. (Contingent Value Rights)(2) *	7,412	—
Cartesian Therapeutics, Inc.(2) *	50,322	—
Chinook Therapeutics, Inc. (Contingent Value Rights)(2) (3) *	26,398	37
Oncternal Therapeutics, Inc. (Contingent Value Rights)(2) (3) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (3) *	5,175	—
		37
Oil, Gas & Consumable Fuels – 0.0%
Empire Petroleum Corp.(4) *	8,026	—
See Notes to the Financial Statements.
EQUITY FUNDS 182 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Pharmaceuticals – 0.0%
Inhibrx, Inc. (Contingent Value Rights)(2) (3) *	15,255	$—
Total Rights
(Cost $40)		37

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (2) *	1,200	—
Escrow Petrocorp, Inc. (2) *	420	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Pulse Biosciences, Inc., Exp. 6/27/29, Strike $0.00*	836	$3
Pulse Biosciences, Inc., Exp. 6/29/27, Strike $0.00*	836	2
Total Warrants
(Cost $—)		5

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(5) (6)	22,490,648	$22,491
Total Investment Companies
(Cost $22,491)		22,491

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bills,
5.10%, 10/3/24(7) (8)	$1,600	$1,600
4.27%, 3/27/25(7) (8)EAFE	55	54
Total Short-Term Investments
(Cost $1,654)		1,654

Total Investments – 99.9%
(Cost $808,410)		1,255,696
Other Assets less Liabilities – 0.1%		1,658
NET ASSETS – 100.0%		$1,257,354

(1)	Investment in affiliate.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Restricted security that has been deemed illiquid. At September 30, 2024, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Chinook Therapeutics, Inc. (Contingent Value Rights)		$—
Inhibrx, Inc. (Contingent Value Rights)		—
Oncternal Therapeutics, Inc. (Contingent Value Rights)		—
Tobira Therapeutics, Inc. (Contingent Value Rights)		40

(4)	Value rounds to less than one thousand.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2024 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE - Europe, Australasia and the Far East

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini Russell 2000 Index	226	$25,416	Long	12/24	$560

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  183 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued	September 30, 2024 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,231,509	$—	$—	$1,231,509
Rights(1)	—	— *	37	37
Warrants	—	5	—	5
Investment Companies	22,491	—	—	22,491
Short-Term Investments	—	1,654	—	1,654
Total Investments	$1,254,000	$1,659	$37	$1,255,696
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$560	$—	$—	$560

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
EQUITY FUNDS 184 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

SMALL CAP VALUE FUND	September 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6%
Aerospace & Defense – 1.2%
AAR Corp.*	43,387	$2,836
Moog, Inc., Class A	48,892	9,877
Triumph Group, Inc.*	7,611	98
		12,811
Automobile Components – 1.0%
Adient PLC*	95,152	2,148
American Axle & Manufacturing Holdings, Inc.*	11,728	72
Modine Manufacturing Co.*	37,392	4,965
Phinia, Inc.	9,969	459
Standard Motor Products, Inc.	98,548	3,272
		10,916
Automobiles – 0.0%
Winnebago Industries, Inc.	6,243	363
Banks – 18.0%
Amalgamated Financial Corp.	36,106	1,133
Atlantic Union Bankshares Corp.	103,931	3,915
Axos Financial, Inc.*	116,083	7,299
BancFirst Corp.	71,084	7,482
Bancorp (The), Inc.*	64,660	3,459
Banner Corp.	44,702	2,662
Berkshire Hills Bancorp, Inc.	49,854	1,343
Burke & Herbert Financial Services Corp.	7,546	460
Cadence Bank	151,254	4,817
Cathay General Bancorp	141,070	6,059
Central Pacific Financial Corp.	54,395	1,605
City Holding Co.	10,995	1,291
CNB Financial Corp.	23,524	566
Community Trust Bancorp, Inc.	99,382	4,935
ConnectOne Bancorp, Inc.	40,751	1,021
Customers Bancorp, Inc.*	12,253	569
CVB Financial Corp.	149,617	2,666
Financial Institutions, Inc.	44,395	1,131
First BanCorp (New York Exchange)	573,416	12,139
First Business Financial Services, Inc.	21,205	967
First Commonwealth Financial Corp.	191,346	3,282
First Financial Bancorp	151,176	3,814
First Financial Corp.	25,176	1,104
First Hawaiian, Inc.	13,040	302
First Merchants Corp.	70,650	2,628
Fulton Financial Corp.	148,653	2,695
Glacier Bancorp, Inc.	40,376	1,845
Hancock Whitney Corp.	100,261	5,130
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Banks – 18.0%continued
Heritage Financial Corp.	49,397	$1,075
Home BancShares, Inc.	272,580	7,384
Horizon Bancorp, Inc.	44,968	699
Independent Bank Corp.	108,393	6,409
Independent Bank Corp. (NASDAQ Exchange)	24,883	830
International Bancshares Corp.	97,567	5,834
Lakeland Financial Corp.	95,571	6,224
Mercantile Bank Corp.	18,286	799
Metropolitan Bank Holding Corp.*	8,522	448
NBT Bancorp, Inc.	152,195	6,732
OFG Bancorp	89,352	4,014
Old Second Bancorp, Inc.	30,805	480
Pacific Premier Bancorp, Inc.	94,278	2,372
Park National Corp.	24,298	4,082
Preferred Bank	25,807	2,071
Premier Financial Corp.	21,587	507
Provident Financial Services, Inc.	163,130	3,028
Renasant Corp.	65,916	2,142
S&T Bancorp, Inc.	3,993	168
Sandy Spring Bancorp, Inc.	67,500	2,117
Sierra Bancorp	83,378	2,408
Southern Missouri Bancorp, Inc.	10,632	601
SouthState Corp.	74,625	7,252
Texas Capital Bancshares, Inc.*	40,419	2,888
TriCo Bancshares	91,224	3,891
TrustCo Bank Corp. NY	38,079	1,259
Trustmark Corp.	113,759	3,620
United Community Banks, Inc.	220,159	6,402
Univest Financial Corp.	49,177	1,384
Veritex Holdings, Inc.	53,323	1,403
WaFd, Inc.	159,914	5,573
WesBanco, Inc.	113,560	3,382
WSFS Financial Corp.	126,074	6,429
		190,226
Beverages – 0.1%
Primo Water Corp.	34,156	862
Biotechnology – 2.6%
4D Molecular Therapeutics, Inc.*	12,588	136
ADMA Biologics, Inc.*	72,251	1,444
Agios Pharmaceuticals, Inc.*	34,827	1,547
Annexon, Inc.*	22,508	133
Arcellx, Inc.*	4,913	410
Arcturus Therapeutics Holdings, Inc.*	12,773	296
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  185 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Biotechnology – 2.6%continued
Ardelyx, Inc.*	23,263	$160
Astria Therapeutics, Inc.*	11,725	129
Bridgebio Pharma, Inc.*	60,748	1,547
Catalyst Pharmaceuticals, Inc.*	199,472	3,966
Celldex Therapeutics, Inc.*	5,848	199
Chimerix, Inc.*	348,177	324
Cogent Biosciences, Inc.*	8,672	94
Crinetics Pharmaceuticals, Inc.*	22,371	1,143
Cullinan Therapeutics, Inc.*	12,306	206
Cytokinetics, Inc.*	51,684	2,729
Dianthus Therapeutics, Inc.*	6,267	172
Dynavax Technologies Corp.*	27,600	307
Dyne Therapeutics, Inc.*	5,875	211
Entrada Therapeutics, Inc.*	7,208	115
Geron Corp.*	47,325	215
Ideaya Biosciences, Inc.*	33,519	1,062
iTeos Therapeutics, Inc.*	3,712	38
Janux Therapeutics, Inc.*	15,834	719
KalVista Pharmaceuticals, Inc.*	16,431	190
Kiniksa Pharmaceuticals International PLC*	12,210	305
Kura Oncology, Inc.*	8,168	160
MacroGenics, Inc.*	139,545	459
MannKind Corp.*	58,145	366
MiMedx Group, Inc.*	31,517	186
Myriad Genetics, Inc.*	44,410	1,216
Novavax, Inc.*	29,980	379
Nurix Therapeutics, Inc.*	17,957	403
Nuvalent, Inc., Class A*	19,449	1,990
PDL BioPharma, Inc.(1) *	1,029,654	1,236
Protagonist Therapeutics, Inc.*	12,523	564
REGENXBIO, Inc.*	9,393	99
Rhythm Pharmaceuticals, Inc.*	6,922	363
Rocket Pharmaceuticals, Inc.*	8,422	156
Scholar Rock Holding Corp.*	17,029	136
Twist Bioscience Corp.*	34,062	1,539
Tyra Biosciences, Inc.*	16,108	379
Veracyte, Inc.*	7,415	252
Y-mAbs Therapeutics, Inc.*	9,369	123
		27,803
Building Products – 1.0%
American Woodmark Corp.*	5,124	479
Apogee Enterprises, Inc.	4,715	330
Insteel Industries, Inc.	4,152	129
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Building Products – 1.0%continued
JELD-WEN Holding, Inc.*	8,700	$138
Masterbrand, Inc.*	27,066	502
Quanex Building Products Corp.	7,068	196
Resideo Technologies, Inc.*	31,193	628
UFP Industries, Inc.	65,384	8,579
		10,981
Capital Markets – 0.3%
BGC Group, Inc., Class A	34,654	318
Brightsphere Investment Group, Inc.	4,241	108
DigitalBridge Group, Inc.	37,070	524
Donnelley Financial Solutions, Inc.*	38,219	2,516
		3,466
Chemicals – 1.7%
AdvanSix, Inc.	2,822	86
Ecovyst, Inc.*	24,983	171
Innospec, Inc.	37,812	4,276
Koppers Holdings, Inc.	4,446	162
Mativ Holdings, Inc.	10,688	182
Minerals Technologies, Inc.	100,525	7,763
Sensient Technologies Corp.	68,327	5,481
Tronox Holdings PLC	16,046	235
		18,356
Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	105,888	5,587
BrightView Holdings, Inc.*	20,157	317
CoreCivic, Inc.*	24,257	307
Ennis, Inc.	58,766	1,429
GEO Group (The), Inc.*	38,772	498
Healthcare Services Group, Inc.*	15,769	176
Interface, Inc.	12,407	236
NL Industries, Inc.	29,905	222
Steelcase, Inc., Class A	20,037	270
UniFirst Corp.	34,429	6,839
		15,881
Communications Equipment – 0.3%
Digi International, Inc.*	98,748	2,719
Construction & Engineering – 1.3%
Arcosa, Inc.	83,930	7,953
Granite Construction, Inc.	4,476	355
Great Lakes Dredge & Dock Corp.*	14,308	151
See Notes to the Financial Statements.
EQUITY FUNDS 186 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Construction & Engineering – 1.3%continued
Primoris Services Corp.	11,453	$665
Sterling Infrastructure, Inc.*	31,894	4,625
		13,749
Construction Materials – 1.0%
Summit Materials, Inc., Class A*	255,725	9,981
Consumer Finance – 2.3%
Encore Capital Group, Inc.*	95,143	4,497
Enova International, Inc.*	80,257	6,725
Navient Corp.	198,620	3,097
Nelnet, Inc., Class A	56,522	6,403
PROG Holdings, Inc.	32,383	1,570
Regional Management Corp.	12,589	412
World Acceptance Corp.*	15,404	1,817
		24,521
Consumer Staples Distribution & Retail – 1.3%
Andersons (The), Inc.	193,390	9,697
Ingles Markets, Inc., Class A	35,868	2,676
Natural Grocers by Vitamin Cottage, Inc.	4,867	144
PriceSmart, Inc.	6,443	591
SpartanNash Co.	7,393	166
Sprouts Farmers Market, Inc.*	5,880	649
		13,923
Containers & Packaging – 0.0%
Myers Industries, Inc.	7,865	109
Pactiv Evergreen, Inc.	18,252	210
		319
Diversified Consumer Services – 0.2%
Adtalem Global Education, Inc.*	8,367	631
Graham Holdings Co., Class B	764	628
Perdoceo Education Corp.	14,026	312
Strategic Education, Inc.	5,161	478
		2,049
Diversified Real Estate Investment Trusts – 1.8%
Alexander & Baldwin, Inc.	15,488	298
American Assets Trust, Inc.	113,985	3,046
Broadstone Net Lease, Inc.	141,651	2,684
Empire State Realty Trust, Inc., Class A	306,766	3,399
Essential Properties Realty Trust, Inc.	201,379	6,877
One Liberty Properties, Inc.	105,671	2,910
		19,214
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Diversified Telecommunication Services – 0.4%
Bandwidth, Inc., Class A*	8,932	$156
IDT Corp., Class B	7,526	287
Iridium Communications, Inc.	116,999	3,563
Shenandoah Telecommunications Co.	10,733	152
		4,158
Electric Utilities – 0.9%
Otter Tail Corp.	50,168	3,921
Portland General Electric Co.	111,042	5,319
		9,240
Electrical Equipment – 0.7%
EnerSys	61,275	6,253
Preformed Line Products Co.	8,222	1,053
Thermon Group Holdings, Inc.*	10,663	318
		7,624
Electronic Equipment, Instruments & Components – 2.7%
Avnet, Inc.	5,224	284
Bel Fuse, Inc., Class B	2,241	176
Belden, Inc.	8,900	1,043
Benchmark Electronics, Inc.	7,619	338
Daktronics, Inc.*	9,863	127
ePlus, Inc.*	5,689	560
Itron, Inc.*	12,351	1,319
Kimball Electronics, Inc.*	5,310	98
Knowles Corp.*	19,023	343
Mirion Technologies, Inc.*	47,008	520
PC Connection, Inc.	113,809	8,585
Rogers Corp.*	3,975	449
Sanmina Corp.*	129,940	8,894
ScanSource, Inc.*	5,375	258
TTM Technologies, Inc.*	21,832	398
Vishay Intertechnology, Inc.	276,787	5,234
		28,626
Energy Equipment & Services – 1.3%
Archrock, Inc.	156,065	3,159
Helmerich & Payne, Inc.	92,692	2,820
Liberty Energy, Inc.	70,069	1,338
Nabors Industries Ltd.*	2,876	185
Newpark Resources, Inc.*	293,983	2,037
Oil States International, Inc.*	43,215	199
Patterson-UTI Energy, Inc.	119,537	914
ProPetro Holding Corp.*	263,688	2,020
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  187 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Energy Equipment & Services – 1.3%continued
RPC, Inc.	85,374	$543
Solaris Energy Infrastructure, Inc.	9,566	122
		13,337
Entertainment – 0.1%
Cinemark Holdings, Inc.*	25,451	709
Reservoir Media, Inc.*	13,858	112
		821
Financial Services – 3.8%
Alerus Financial Corp.	17,753	406
Enact Holdings, Inc.	9,162	333
Essent Group Ltd.	6,244	402
HA Sustainable Infrastructure Capital, Inc.	24,953	860
Jackson Financial, Inc., Class A	65,917	6,014
Merchants Bancorp	4,427	199
Mr Cooper Group, Inc.*	98,267	9,058
Pagseguro Digital Ltd., Class A*	21,413	184
PennyMac Financial Services, Inc.	81,398	9,277
Radian Group, Inc.	243,500	8,447
Walker & Dunlop, Inc.	39,151	4,447
		39,627
Food Products – 0.1%
Adecoagro S.A.	10,974	122
Mission Produce, Inc.*	15,141	194
Seneca Foods Corp., Class A*	7,803	486
		802
Gas Utilities – 1.6%
Northwest Natural Holding Co.	83,964	3,427
ONE Gas, Inc.	79,772	5,937
Southwest Gas Holdings, Inc.	24,276	1,791
Spire, Inc.	76,480	5,146
		16,301
Ground Transportation – 0.9%
ArcBest Corp.	80,975	8,782
Marten Transport Ltd.	17,362	307
Ryder System, Inc.	2,539	370
Universal Logistics Holdings, Inc.	8,312	359
		9,818
Health Care Equipment & Supplies – 1.0%
Artivion, Inc.*	13,771	367
Avanos Medical, Inc.*	20,445	491
Embecta Corp.	12,294	173
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Health Care Equipment & Supplies – 1.0%continued
ICU Medical, Inc.*	5,154	$939
Inmode Ltd.*	18,068	306
Integer Holdings Corp.*	7,116	925
Integra LifeSciences Holdings Corp.*	16,692	303
LivaNova PLC*	12,124	637
Neogen Corp.*	319,863	5,377
Varex Imaging Corp.*	51,673	616
Zimvie, Inc.*	52,591	835
		10,969
Health Care Providers & Services – 2.6%
AdaptHealth Corp.*	42,917	482
Addus HomeCare Corp.*	3,417	454
ATI Physical Therapy, Inc.(2) *	1	—
Brookdale Senior Living, Inc.*	90,506	614
Castle Biosciences, Inc.*	11,898	339
Community Health Systems, Inc.*	50,988	309
Cross Country Healthcare, Inc.*	7,505	101
Fulgent Genetics, Inc.*	2,661	58
Innovage Holding Corp.*	142,490	855
LifeStance Health Group, Inc.*	121,565	851
National HealthCare Corp.	50,112	6,303
NeoGenomics, Inc.*	170,495	2,515
OPKO Health, Inc.*	292,440	436
Option Care Health, Inc.*	146,363	4,581
Owens & Minor, Inc.*	95,785	1,503
Patterson Cos., Inc.	204,067	4,457
PetIQ, Inc.*	12,954	399
Select Medical Holdings Corp.	36,416	1,270
Surgery Partners, Inc.*	51,253	1,652
		27,179
Health Care Real Estate Investment Trusts – 1.4%
CareTrust REIT, Inc.	145,183	4,480
Global Medical REIT, Inc.	14,004	139
National Health Investors, Inc.	78,312	6,583
Sabra Health Care REIT, Inc.	182,409	3,395
		14,597
Health Care Technology – 0.5%
Evolent Health, Inc., Class A*	74,252	2,100
HealthStream, Inc.	6,466	186
Veradigm, Inc.*	297,506	2,886
		5,172
Hotel & Resort Real Estate Investment Trusts – 1.8%
Apple Hospitality REIT, Inc.	166,429	2,472
See Notes to the Financial Statements.
EQUITY FUNDS 188 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Hotel & Resort Real Estate Investment Trusts – 1.8%continued
Chatham Lodging Trust	32,016	$273
DiamondRock Hospitality Co.	376,799	3,289
RLJ Lodging Trust	137,681	1,264
Ryman Hospitality Properties, Inc.	47,835	5,130
Summit Hotel Properties, Inc.	70,118	481
Sunstone Hotel Investors, Inc.	409,813	4,229
Xenia Hotels & Resorts, Inc.	86,332	1,275
		18,413
Hotels, Restaurants & Leisure – 0.7%
BJ's Restaurants, Inc.*	4,962	161
Brinker International, Inc.*	15,950	1,221
International Game Technology PLC	157,032	3,345
Life Time Group Holdings, Inc.*	31,649	773
RCI Hospitality Holdings, Inc.	9,374	417
Red Rock Resorts, Inc., Class A	28,814	1,569
		7,486
Household Durables – 5.4%
Ethan Allen Interiors, Inc.	126,913	4,047
Green Brick Partners, Inc.*	9,689	809
Helen of Troy Ltd.*	3,282	203
Hooker Furnishings Corp.	66,421	1,201
Hovnanian Enterprises, Inc., Class A*	1,135	232
KB Home	138,148	11,838
La-Z-Boy, Inc.	9,134	392
M/I Homes, Inc.*	37,668	6,455
Meritage Homes Corp.	56,306	11,547
Taylor Morrison Home Corp.*	213,476	14,999
Tri Pointe Homes, Inc.*	88,199	3,996
Worthington Enterprises, Inc.	15,764	653
		56,372
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	19,421	1,494
Industrial Real Estate Investment Trusts – 1.4%
Innovative Industrial Properties, Inc.	46,805	6,300
LXP Industrial Trust	187,537	1,885
Plymouth Industrial REIT, Inc.	9,690	219
Terreno Realty Corp.	94,151	6,292
		14,696
Insurance – 3.4%
Axis Capital Holdings Ltd.	4,943	393
CNO Financial Group, Inc.	431,572	15,148
Employers Holdings, Inc.	190,364	9,132
Genworth Financial, Inc.*	463,407	3,174
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Insurance – 3.4%continued
Selective Insurance Group, Inc.	62,471	$5,829
Stewart Information Services Corp.	27,132	2,028
		35,704
Interactive Media & Services – 0.1%
Bumble, Inc., Class A*	22,759	145
Cars.com, Inc.*	6,820	114
Vimeo, Inc.*	34,135	173
Ziff Davis, Inc.*	9,819	478
		910
IT Services – 0.1%
ASGN, Inc.*	10,078	939
Grid Dynamics Holdings, Inc.*	16,339	229
Hackett Group (The), Inc.	5,896	155
		1,323
Leisure Products – 0.4%
Smith & Wesson Brands, Inc.	9,719	126
Topgolf Callaway Brands Corp.*	132,757	1,458
Vista Outdoor, Inc.*	59,407	2,327
		3,911
Life Sciences Tools & Services – 0.1%
BioLife Solutions, Inc.*	5,302	133
Harvard Bioscience, Inc.*	41,196	111
Nautilus Biotechnology, Inc.*	47,261	135
Omniab, Inc.(1) *	6,939	—
Omniab, Inc. (NASDAQ Exchange)(1) *	6,939	—
Standard BioTools, Inc.*	100,319	193
		572
Machinery – 2.0%
Alamo Group, Inc.	19,396	3,494
Barnes Group, Inc.	84,232	3,404
Chart Industries, Inc.*	17,430	2,164
Enpro, Inc.	7,437	1,206
Gates Industrial Corp. PLC*	15,352	269
Greenbrier (The) Cos., Inc.	6,639	338
Kennametal, Inc.	25,171	653
Miller Industries, Inc.	2,449	149
Mueller Industries, Inc.	30,897	2,289
REV Group, Inc.	11,084	311
Standex International Corp.	28,544	5,217
Terex Corp.	21,217	1,123
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  189 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Machinery – 2.0%continued
Trinity Industries, Inc.	17,481	$609
Wabash National Corp.	14,573	280
		21,506
Marine Transportation – 0.9%
Costamare, Inc.	72,819	1,145
Golden Ocean Group Ltd.	63,235	846
Kirby Corp.*	3,403	417
Matson, Inc.	49,388	7,044
Safe Bulkers, Inc.	22,796	118
Star Bulk Carriers Corp.	10,533	249
		9,819
Media – 1.5%
Cable One, Inc.	1,199	419
PubMatic, Inc., Class A*	4,370	65
Scholastic Corp.	96,671	3,094
Sinclair, Inc.	4,019	62
Stagwell, Inc.*	288	2
TEGNA, Inc.	736,159	11,617
Thryv Holdings, Inc.*	3,529	61
		15,320
Metals & Mining – 2.5%
Alpha Metallurgical Resources, Inc.	4,318	1,020
Arch Resources, Inc.	5,833	806
Carpenter Technology Corp.	4,966	792
Commercial Metals Co.	203,836	11,203
Ferroglobe PLC	59,306	275
Kaiser Aluminum Corp.	3,394	246
Materion Corp.	44,848	5,017
McEwen Mining, Inc.*	10,870	101
Metallus, Inc.*	9,214	137
Olympic Steel, Inc.	2,377	93
Radius Recycling, Inc.	49,739	922
Ramaco Resources, Inc., Class A	9,451	110
Ryerson Holding Corp.	37,915	755
Warrior Met Coal, Inc.	69,829	4,462
Worthington Steel, Inc.	5,089	173
		26,112
Mortgage Real Estate Investment Trusts – 1.0%
Arbor Realty Trust, Inc.	280,839	4,370
Blackstone Mortgage Trust, Inc., Class A	162,935	3,097
Ladder Capital Corp.	275,174	3,192
		10,659
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Multi-Utilities – 1.4%
Avista Corp.	117,577	$4,556
Black Hills Corp.	89,874	5,493
Northwestern Energy Group, Inc.	86,920	4,974
		15,023
Office Real Estate Investment Trusts – 0.9%
Brandywine Realty Trust	112,539	612
COPT Defense Properties	68,885	2,089
Easterly Government Properties, Inc.	20,327	276
Equity Commonwealth*	185,171	3,685
Highwoods Properties, Inc.	22,572	757
Paramount Group, Inc.	142,478	701
Piedmont Office Realty Trust, Inc., Class A	81,101	819
SL Green Realty Corp.	13,821	962
		9,901
Oil, Gas & Consumable Fuels – 6.5%
Amplify Energy Corp.*	26,354	172
Ardmore Shipping Corp.	17,288	313
Berry Corp.	216,723	1,114
California Resources Corp.	108,887	5,713
Civitas Resources, Inc.	49,385	2,502
Clean Energy Fuels Corp.*	206,421	642
CNX Resources Corp.*	220,723	7,189
Comstock Resources, Inc.	82,631	920
CONSOL Energy, Inc.	13,904	1,455
Delek U.S. Holdings, Inc.	95,092	1,783
DHT Holdings, Inc.	506,513	5,587
Dorian LPG Ltd.	4,131	142
DT Midstream, Inc.	5,700	448
Green Plains, Inc.*	137,841	1,866
Hallador Energy Co.*	13,258	125
Kinetik Holdings, Inc.	14,608	661
Matador Resources Co.	121,738	6,016
Murphy Oil Corp.	150,057	5,063
Nordic American Tankers Ltd.	21,376	79
Northern Oil & Gas, Inc.	27,365	969
Par Pacific Holdings, Inc.*	24,136	425
PBF Energy, Inc., Class A	89,921	2,783
Peabody Energy Corp.	285,659	7,581
REX American Resources Corp.*	29,416	1,362
Riley Exploration Permian, Inc.	8,076	214
Ring Energy, Inc.*	58,105	93
Scorpio Tankers, Inc.	61,934	4,416
SM Energy Co.	89,752	3,587
See Notes to the Financial Statements.
EQUITY FUNDS 190 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Oil, Gas & Consumable Fuels – 6.5%continued
Talos Energy, Inc.*	24,585	$255
Teekay Corp.*	38,425	354
Teekay Tankers Ltd., Class A	68,518	3,991
Uranium Energy Corp.*	111,777	694
Vital Energy, Inc.*	5,007	135
		68,649
Paper & Forest Products – 0.0%
Clearwater Paper Corp.*	3,536	101
Passenger Airlines – 0.1%
SkyWest, Inc.*	8,742	743
Personal Care Products – 0.1%
Edgewell Personal Care Co.	10,662	387
USANA Health Sciences, Inc.*	4,085	155
		542
Pharmaceuticals – 1.8%
Amneal Pharmaceuticals, Inc.*	158,437	1,318
Amphastar Pharmaceuticals, Inc.*	6,034	293
ANI Pharmaceuticals, Inc.*	8,031	479
EyePoint Pharmaceuticals, Inc.*	11,121	89
Fulcrum Therapeutics, Inc.*	23,376	84
Innoviva, Inc.*	13,684	264
Intra-Cellular Therapies, Inc.*	42,390	3,102
Ligand Pharmaceuticals, Inc.*	20,325	2,034
Nuvation Bio, Inc.*	52,776	121
Pacira BioSciences, Inc.*	2,795	42
Phibro Animal Health Corp., Class A	7,110	160
Prestige Consumer Healthcare, Inc.*	116,517	8,401
Supernus Pharmaceuticals, Inc.*	70,955	2,212
Theravance Biopharma, Inc.*	14,279	115
Third Harmonic Bio, Inc.*	8,743	119
		18,833
Professional Services – 0.8%
Barrett Business Services, Inc.	78,011	2,926
Heidrick & Struggles International, Inc.	4,297	167
Korn Ferry	65,863	4,956
		8,049
Real Estate Management & Development – 0.3%
Forestar Group, Inc.*	10,805	350
Marcus & Millichap, Inc.	24,371	966
Newmark Group, Inc., Class A	132,786	2,062
RMR Group (The), Inc., Class A	4,702	119
		3,497
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Residential Real Estate Investment Trusts – 0.3%
BRT Apartments Corp.	25,386	$446
NexPoint Residential Trust, Inc.	5,481	241
Veris Residential, Inc.	146,392	2,615
		3,302
Retail Real Estate Investment Trusts – 2.0%
Getty Realty Corp.	70,902	2,255
Kite Realty Group Trust	213,764	5,678
Macerich (The) Co.	46,115	841
Phillips Edison & Co., Inc.	87,814	3,312
Retail Opportunity Investments Corp.	26,904	423
SITE Centers Corp.	77,157	4,668
Urban Edge Properties	143,520	3,070
Whitestone REIT	57,007	771
		21,018
Semiconductors & Semiconductor Equipment – 1.9%
ACM Research, Inc., Class A*	12,168	247
Diodes, Inc.*	53,005	3,397
Onto Innovation, Inc.*	40,887	8,487
Photronics, Inc.*	312,882	7,747
		19,878
Software – 0.5%
ACI Worldwide, Inc.*	23,214	1,182
Cleanspark, Inc.*	48,655	454
CommVault Systems, Inc.*	11,891	1,829
LiveRamp Holdings, Inc.*	14,131	350
Magic Software Enterprises Ltd.	10,483	124
MARA Holdings, Inc.*	64,382	1,044
SolarWinds Corp.	35,912	469
		5,452
Specialized Real Estate Investment Trusts – 0.4%
Farmland Partners, Inc.	41,279	431
PotlatchDeltic Corp.	82,883	3,734
		4,165
Specialty Retail – 2.6%
Aaron's (The) Co., Inc.	52,568	523
Abercrombie & Fitch Co., Class A*	3,000	420
American Eagle Outfitters, Inc.	61,365	1,374
Asbury Automotive Group, Inc.*	4,394	1,048
Buckle (The), Inc.	50,569	2,223
Caleres, Inc.	7,581	251
Foot Locker, Inc.	9,555	247
Genesco, Inc.*	5,470	149
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  191 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Specialty Retail – 2.6%continued
Guess?, Inc.	5,575	$112
Haverty Furniture Cos., Inc.	116,716	3,206
Lands' End, Inc.*	33,604	580
Monro, Inc.	6,385	184
ODP (The) Corp.*	137,935	4,104
Sally Beauty Holdings, Inc.*	22,395	304
Shoe Carnival, Inc.	116,477	5,107
Signet Jewelers Ltd.	14,115	1,456
Sleep Number Corp.*	8,328	153
Sonic Automotive, Inc., Class A	84,896	4,965
Torrid Holdings, Inc.*	39,297	154
Urban Outfitters, Inc.*	19,811	759
		27,319
Technology Hardware, Storage & Peripherals – 0.0%
Diebold Nixdorf, Inc.*	8,022	358
Eastman Kodak Co.*	17,103	81
		439
Textiles, Apparel & Luxury Goods – 0.2%
Figs, Inc., Class A*	97,348	666
G-III Apparel Group Ltd.*	9,764	298
Movado Group, Inc.	71,740	1,334
Rocky Brands, Inc.	6,956	222
		2,520
Trading Companies & Distributors – 2.3%
Beacon Roofing Supply, Inc.*	41,795	3,612
BlueLinx Holdings, Inc.*	930	98
Boise Cascade Co.	2,292	323
DNOW, Inc.*	34,010	440
DXP Enterprises, Inc.*	69,550	3,711
GATX Corp.	50,714	6,717
GMS, Inc.*	56,085	5,080
MRC Global, Inc.*	18,165	231
Rush Enterprises, Inc., Class A	78,393	4,142
		24,354
Water Utilities – 0.4%
California Water Service Group	85,904	4,658
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	27,510	$197
United States Cellular Corp.*	5,049	276
		473
Total Common Stocks
(Cost $557,710)		1,029,624

RIGHTS – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) (3) *	89,437	124
Pharmaceuticals – 0.0%
AstraZeneca PLC (Contingent Value Rights)(1) *	28,202	—
Total Rights
(Cost $—)		124

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (1) *	2,100	—
Escrow Spirit MTA REIT (1) *	17,083	2
Total Other
(Cost $—)		2

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$37
Total Warrants
(Cost $—)		37

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(4) (5)	22,589,375	$22,589
Total Investment Companies
(Cost $22,589)		22,589

See Notes to the Financial Statements.
EQUITY FUNDS 192 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.08%, 10/3/24(6) (7)	$1,715	$1,715
Total Short-Term Investments
(Cost $1,714)		1,715

Total Investments – 99.9%
(Cost $582,013)		1,054,091
Other Assets less Liabilities – 0.1%		598
NET ASSETS – 100.0%		$1,054,689

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Value rounds to less than one thousand.
(3)
Restricted security that has been deemed illiquid. At September 30, 2024, the value of these restricted illiquid securities amounted to approximately $124,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Chinook Therapeutics, Inc. (Contingent Value Rights)	8/14/23	$—

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2024 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini Russell 2000 Index	177	$19,905	Long	12/24	$498
E-Mini S&P 500	15	4,361	Long	12/24	98
Total					$596

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$26,567	$—	$1,236	$27,803
All Other Industries(1)	1,001,821	—	—	1,001,821
Total Common Stocks	1,028,388	—	1,236	1,029,624
Rights	—	—	124	124
Other	—	—	2	2
Warrants	37	—	—	37
Investment Companies	22,589	—	—	22,589
Short-Term Investments	—	1,715	—	1,715
Total Investments	$1,051,014	$1,715	$1,362	$1,054,091
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$596	$—	$—	$596

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  193 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.6%
Aerospace & Defense – 2.0%
Axon Enterprise, Inc.*	22,192	$8,868
Boeing (The) Co.*	174,977	26,604
General Dynamics Corp.	76,983	23,264
General Electric Co.	327,866	61,829
Howmet Aerospace, Inc.	120,689	12,099
Huntington Ingalls Industries, Inc.	12,020	3,178
L3Harris Technologies, Inc.	56,786	13,508
Lockheed Martin Corp.	64,291	37,582
Northrop Grumman Corp.	41,681	22,010
RTX Corp.	402,577	48,776
Textron, Inc.	57,784	5,119
TransDigm Group, Inc.	17,061	24,348
		287,185
Air Freight & Logistics – 0.4%
C.H. Robinson Worldwide, Inc.	34,206	3,775
Expeditors International of Washington, Inc.	42,776	5,621
FedEx Corp.	68,180	18,659
United Parcel Service, Inc., Class B	219,038	29,864
		57,919
Automobile Components – 0.1%
Aptiv PLC*	77,002	5,545
BorgWarner, Inc.	71,844	2,607
		8,152
Automobiles – 1.7%
Ford Motor Co.	1,156,551	12,213
General Motors Co.	343,134	15,386
Tesla, Inc.*	834,967	218,453
		246,052
Banks – 3.1%
Bank of America Corp.	2,039,280	80,919
Citigroup, Inc.	571,138	35,753
Citizens Financial Group, Inc.	133,663	5,489
Fifth Third Bancorp	206,674	8,854
Huntington Bancshares, Inc.	422,813	6,215
JPMorgan Chase & Co.	858,198	180,960
KeyCorp	292,599	4,901
M&T Bank Corp.	50,414	8,980
PNC Financial Services Group (The), Inc.	119,251	22,044
Regions Financial Corp.	272,848	6,365
Truist Financial Corp.	403,127	17,242
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Banks – 3.1%continued
U.S. Bancorp	469,843	$21,486
Wells Fargo & Co.	1,029,409	58,151
		457,359
Beverages – 1.3%
Brown-Forman Corp., Class B	50,656	2,492
Coca-Cola (The) Co.	1,171,597	84,191
Constellation Brands, Inc., Class A	48,056	12,384
Keurig Dr. Pepper, Inc.	312,933	11,729
Molson Coors Beverage Co., Class B	56,767	3,265
Monster Beverage Corp.*	216,692	11,305
PepsiCo, Inc.	412,603	70,163
		195,529
Biotechnology – 1.9%
AbbVie, Inc.	533,263	105,309
Amgen, Inc.	161,236	51,952
Biogen, Inc.*	42,799	8,296
Gilead Sciences, Inc.	377,672	31,664
Incyte Corp.*	44,922	2,969
Moderna, Inc.*	98,923	6,611
Regeneron Pharmaceuticals, Inc.*	32,158	33,806
Vertex Pharmaceuticals, Inc.*	77,425	36,009
		276,616
Broadline Retail – 3.6%
Amazon.com, Inc.*	2,813,053	524,156
eBay, Inc.	150,638	9,808
		533,964
Building Products – 0.6%
A.O. Smith Corp.	38,749	3,481
Allegion PLC	27,750	4,044
Builders FirstSource, Inc.*	35,323	6,848
Carrier Global Corp.	255,696	20,581
Johnson Controls International PLC	204,207	15,848
Masco Corp.	64,048	5,376
Trane Technologies PLC	68,077	26,464
		82,642
Capital Markets – 3.0%
Ameriprise Financial, Inc.	29,935	14,064
Bank of New York Mellon (The) Corp.	225,364	16,195
BlackRock, Inc.	42,187	40,057
Blackstone, Inc.	218,327	33,432
Cboe Global Markets, Inc.	31,841	6,523
Charles Schwab (The) Corp.	446,699	28,950
See Notes to the Financial Statements.
EQUITY FUNDS 194 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Capital Markets – 3.0%continued
CME Group, Inc.	109,473	$24,155
FactSet Research Systems, Inc.	10,980	5,049
Franklin Resources, Inc.	82,392	1,660
Goldman Sachs Group (The), Inc.	95,585	47,325
Intercontinental Exchange, Inc.	172,568	27,721
Invesco Ltd.	122,613	2,153
KKR & Co., Inc.	201,505	26,312
MarketAxess Holdings, Inc.	10,541	2,701
Moody's Corp.	47,627	22,603
Morgan Stanley	373,319	38,915
MSCI, Inc.	23,570	13,740
Nasdaq, Inc.(1)	125,853	9,189
Northern Trust Corp.(1)	61,680	5,553
Raymond James Financial, Inc.	54,058	6,620
S&P Global, Inc.	96,879	50,050
State Street Corp.	91,089	8,059
T. Rowe Price Group, Inc.	65,069	7,088
		438,114
Chemicals – 1.5%
Air Products and Chemicals, Inc.	66,238	19,722
Albemarle Corp.	33,014	3,127
Celanese Corp.	31,208	4,243
CF Industries Holdings, Inc.	51,713	4,437
Corteva, Inc.	204,783	12,039
Dow, Inc.	206,992	11,308
DuPont de Nemours, Inc.	128,376	11,440
Eastman Chemical Co.	37,250	4,170
Ecolab, Inc.	77,153	19,699
FMC Corp.	37,334	2,462
International Flavors & Fragrances, Inc.	74,959	7,865
Linde PLC	145,283	69,280
LyondellBasell Industries N.V., Class A	76,088	7,297
Mosaic (The) Co.	87,610	2,346
PPG Industries, Inc.	68,599	9,087
Sherwin-Williams (The) Co.	70,488	26,903
		215,425
Commercial Services & Supplies – 0.6%
Cintas Corp.	103,536	21,316
Copart, Inc.*	259,580	13,602
Republic Services, Inc.	61,709	12,394
Rollins, Inc.	88,814	4,492
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Commercial Services & Supplies – 0.6%continued
Veralto Corp.	72,471	$8,106
Waste Management, Inc.	109,406	22,713
		82,623
Communications Equipment – 0.8%
Arista Networks, Inc.*	77,013	29,559
Cisco Systems, Inc.	1,218,023	64,823
F5, Inc.*	18,562	4,087
Juniper Networks, Inc.	99,858	3,893
Motorola Solutions, Inc.	50,016	22,489
		124,851
Construction & Engineering – 0.1%
Quanta Services, Inc.	43,731	13,038
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	18,593	10,008
Vulcan Materials Co.	39,278	9,836
		19,844
Consumer Finance – 0.5%
American Express Co.	170,011	46,107
Capital One Financial Corp.	113,703	17,025
Discover Financial Services	75,616	10,608
Synchrony Financial	121,604	6,066
		79,806
Consumer Staples Distribution & Retail – 1.9%
Costco Wholesale Corp.	133,804	118,620
Dollar General Corp.	63,747	5,391
Dollar Tree, Inc.*	58,619	4,122
Kroger (The) Co.	196,151	11,240
Sysco Corp.	147,561	11,519
Target Corp.	137,964	21,503
Walgreens Boots Alliance, Inc.	192,122	1,721
Walmart, Inc.	1,305,845	105,447
		279,563
Containers & Packaging – 0.2%
Amcor PLC	415,867	4,712
Avery Dennison Corp.	25,235	5,571
Ball Corp.	88,255	5,994
International Paper Co.	108,051	5,278
Packaging Corp. of America	26,556	5,720
Smurfit WestRock PLC	144,099	7,121
		34,396
Distributors – 0.1%
Genuine Parts Co.	40,406	5,644
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  195 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Distributors – 0.1%continued
LKQ Corp.	74,044	$2,956
Pool Corp.	10,948	4,125
		12,725
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	2,150,321	47,307
Verizon Communications, Inc.	1,263,333	56,736
		104,043
Electric Utilities – 1.7%
Alliant Energy Corp.	78,813	4,783
American Electric Power Co., Inc.	158,824	16,295
Constellation Energy Corp.	95,274	24,773
Duke Energy Corp.	232,170	26,769
Edison International	118,844	10,350
Entergy Corp.	64,066	8,432
Evergy, Inc.	65,935	4,089
Eversource Energy	110,823	7,541
Exelon Corp.	295,921	12,000
FirstEnergy Corp.	159,348	7,067
NextEra Energy, Inc.	621,226	52,512
NRG Energy, Inc.	62,391	5,684
PG&E Corp.	654,791	12,945
Pinnacle West Capital Corp.	36,603	3,243
PPL Corp.	228,901	7,572
Southern (The) Co.	329,197	29,687
Xcel Energy, Inc.	164,624	10,750
		244,492
Electrical Equipment – 0.7%
AMETEK, Inc.	69,178	11,879
Eaton Corp. PLC	120,627	39,981
Emerson Electric Co.	170,468	18,644
GE Vernova, Inc.*	81,883	20,878
Generac Holdings, Inc.*	16,839	2,675
Hubbell, Inc.	15,935	6,826
Rockwell Automation, Inc.	33,905	9,102
		109,985
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	365,849	23,839
CDW Corp.	39,279	8,889
Corning, Inc.	231,452	10,450
Jabil, Inc.	32,164	3,854
Keysight Technologies, Inc.*	51,154	8,130
TE Connectivity PLC	92,272	13,932
Teledyne Technologies, Inc.*	14,596	6,388
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Electronic Equipment, Instruments & Components – 0.6%continued
Trimble, Inc.*	69,884	$4,339
Zebra Technologies Corp., Class A*	16,146	5,979
		85,800
Energy Equipment & Services – 0.2%
Baker Hughes Co.	293,097	10,596
Halliburton Co.	258,630	7,513
Schlumberger N.V.	422,623	17,729
		35,838
Entertainment – 1.2%
Electronic Arts, Inc.	73,393	10,528
Live Nation Entertainment, Inc.*	45,094	4,937
Netflix, Inc.*	129,600	91,921
Take-Two Interactive Software, Inc.*	47,977	7,375
Walt Disney (The) Co.	546,994	52,615
Warner Bros. Discovery, Inc.*	697,670	5,756
		173,132
Financial Services – 4.1%
Berkshire Hathaway, Inc., Class B*	551,396	253,785
Corpay, Inc.*	21,619	6,761
Fidelity National Information Services, Inc.	161,834	13,554
Fiserv, Inc.*	174,677	31,381
Global Payments, Inc.	78,575	8,048
Jack Henry & Associates, Inc.	20,738	3,661
Mastercard, Inc., Class A	248,991	122,952
PayPal Holdings, Inc.*	310,999	24,267
Visa, Inc., Class A	502,521	138,168
		602,577
Food Products – 0.7%
Archer-Daniels-Midland Co.	144,885	8,655
Bunge Global S.A.	40,473	3,911
Campbell Soup Co.	56,634	2,770
Conagra Brands, Inc.	137,717	4,479
General Mills, Inc.	168,016	12,408
Hershey (The) Co.	43,411	8,325
Hormel Foods Corp.	80,904	2,565
J.M. Smucker (The) Co.	31,129	3,770
Kellanova	78,157	6,308
Kraft Heinz (The) Co.	259,772	9,121
Lamb Weston Holdings, Inc.	40,009	2,590
McCormick & Co., Inc. (Non Voting)	73,379	6,039
See Notes to the Financial Statements.
EQUITY FUNDS 196 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Food Products – 0.7%continued
Mondelez International, Inc., Class A	405,304	$29,859
Tyson Foods, Inc., Class A	89,591	5,336
		106,136
Gas Utilities – 0.0%
Atmos Energy Corp.	46,522	6,453
Ground Transportation – 1.0%
CSX Corp.	585,777	20,227
JB Hunt Transport Services, Inc.	24,285	4,185
Norfolk Southern Corp.	67,243	16,710
Old Dominion Freight Line, Inc.	55,709	11,066
Uber Technologies, Inc.*	635,911	47,795
Union Pacific Corp.	184,383	45,447
		145,430
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	526,005	59,970
Align Technology, Inc.*	20,980	5,336
Baxter International, Inc.	148,299	5,631
Becton Dickinson & Co.	86,150	20,771
Boston Scientific Corp.*	443,569	37,171
Cooper (The) Cos., Inc.*	58,031	6,403
Dexcom, Inc.*	117,607	7,885
Edwards Lifesciences Corp.*	178,287	11,765
GE HealthCare Technologies, Inc.	137,570	12,911
Hologic, Inc.*	72,601	5,914
IDEXX Laboratories, Inc.*	25,217	12,740
Insulet Corp.*	20,210	4,704
Intuitive Surgical, Inc.*	107,308	52,717
Medtronic PLC	388,840	35,007
ResMed, Inc.	43,440	10,605
Solventum Corp.*	39,707	2,768
STERIS PLC	30,601	7,422
Stryker Corp.	103,884	37,529
Teleflex, Inc.	13,304	3,290
Zimmer Biomet Holdings, Inc.	59,330	6,405
		346,944
Health Care Providers & Services – 2.5%
Cardinal Health, Inc.	75,396	8,333
Cencora, Inc.	51,639	11,623
Centene Corp.*	155,625	11,715
Cigna Group (The)	84,824	29,386
CVS Health Corp.	375,274	23,597
DaVita, Inc.*	15,212	2,494
Elevance Health, Inc.	70,257	36,534
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Health Care Providers & Services – 2.5%continued
HCA Healthcare, Inc.	56,522	$22,972
Henry Schein, Inc.*	35,154	2,563
Humana, Inc.	35,600	11,276
Labcorp Holdings, Inc.	26,243	5,865
McKesson Corp.	39,073	19,318
Molina Healthcare, Inc.*	17,045	5,873
Quest Diagnostics, Inc.	34,794	5,402
UnitedHealth Group, Inc.	278,573	162,876
Universal Health Services, Inc., Class B	18,840	4,315
		364,142
Health Care Real Estate Investment Trusts – 0.3%
Alexandria Real Estate Equities, Inc.	45,169	5,364
Healthpeak Properties, Inc.	202,225	4,625
Ventas, Inc.	121,133	7,768
Welltower, Inc.	176,032	22,537
		40,294
Hotel & Resort Real Estate Investment Trusts – 0.0%
Host Hotels & Resorts, Inc.	199,546	3,512
Hotels, Restaurants & Leisure – 1.9%
Airbnb, Inc., Class A*	130,799	16,587
Booking Holdings, Inc.	10,153	42,766
Caesars Entertainment, Inc.*	70,522	2,943
Carnival Corp.*	295,599	5,463
Chipotle Mexican Grill, Inc.*	416,263	23,985
Darden Restaurants, Inc.	35,658	5,852
Domino's Pizza, Inc.	10,015	4,308
Expedia Group, Inc.*	39,110	5,789
Hilton Worldwide Holdings, Inc.	75,218	17,338
Las Vegas Sands Corp.	101,297	5,099
Marriott International, Inc., Class A	71,310	17,728
McDonald's Corp.	216,848	66,032
MGM Resorts International*	75,335	2,945
Norwegian Cruise Line Holdings Ltd.*	130,266	2,672
Royal Caribbean Cruises Ltd.	72,627	12,881
Starbucks Corp.	343,633	33,501
Wynn Resorts Ltd.	26,079	2,500
Yum! Brands, Inc.	83,974	11,732
		280,121
Household Durables – 0.4%
D.R. Horton, Inc.	89,506	17,075
Garmin Ltd.	46,297	8,150
Lennar Corp., Class A	73,955	13,865
Mohawk Industries, Inc.*	14,394	2,313
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  197 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Household Durables – 0.4%continued
NVR, Inc.*	950	$9,321
PulteGroup, Inc.	64,053	9,193
		59,917
Household Products – 1.2%
Church & Dwight Co., Inc.	75,828	7,941
Clorox (The) Co.	36,010	5,866
Colgate-Palmolive Co.	248,223	25,768
Kimberly-Clark Corp.	101,448	14,434
Procter & Gamble (The) Co.	710,434	123,047
		177,056
Independent Power & Renewable Electricity Producers – 0.1%
AES (The) Corp.	210,949	4,231
Vistra Corp.	101,145	11,990
		16,221
Industrial Conglomerates – 0.4%
3M Co.	167,116	22,845
Honeywell International, Inc.	197,238	40,771
		63,616
Industrial Real Estate Investment Trusts – 0.2%
Prologis, Inc.	280,621	35,437
Insurance – 2.2%
Aflac, Inc.	153,812	17,196
Allstate (The) Corp.	79,229	15,026
American International Group, Inc.	196,928	14,421
Aon PLC, Class A	66,065	22,858
Arch Capital Group Ltd.*	112,253	12,559
Arthur J. Gallagher & Co.	65,624	18,465
Assurant, Inc.	16,293	3,240
Brown & Brown, Inc.	70,656	7,320
Chubb Ltd.	113,916	32,852
Cincinnati Financial Corp.	48,651	6,622
Erie Indemnity Co., Class A	7,105	3,835
Everest Group Ltd.	12,482	4,891
Globe Life, Inc.	28,677	3,037
Hartford Financial Services Group (The), Inc.	90,115	10,598
Loews Corp.	54,531	4,311
Marsh & McLennan Cos., Inc.	148,576	33,146
MetLife, Inc.	179,979	14,845
Principal Financial Group, Inc.	65,322	5,611
Progressive (The) Corp.	176,845	44,876
Prudential Financial, Inc.	108,212	13,105
Travelers (The) Cos., Inc.	68,310	15,993
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Insurance – 2.2%continued
W R Berkley Corp.	90,189	$5,116
Willis Towers Watson PLC	31,330	9,228
		319,151
Interactive Media & Services – 6.2%
Alphabet, Inc., Class A	1,763,806	292,527
Alphabet, Inc., Class C	1,448,385	242,155
Match Group, Inc.*	71,711	2,714
Meta Platforms, Inc., Class A	658,600	377,009
		914,405
IT Services – 1.2%
Accenture PLC, Class A	189,351	66,932
Akamai Technologies, Inc.*	47,849	4,830
Cognizant Technology Solutions Corp., Class A	152,151	11,743
EPAM Systems, Inc.*	16,079	3,200
Gartner, Inc.*	23,640	11,980
GoDaddy, Inc., Class A*	42,481	6,660
International Business Machines Corp.	277,874	61,433
VeriSign, Inc.*	26,464	5,027
		171,805
Leisure Products – 0.0%
Hasbro, Inc.	36,425	2,634
Life Sciences Tools & Services – 1.3%
Agilent Technologies, Inc.	86,345	12,821
Bio-Techne Corp.	44,618	3,566
Charles River Laboratories International, Inc.*	14,512	2,858
Danaher Corp.	194,438	54,058
IQVIA Holdings, Inc.*	53,072	12,576
Mettler-Toledo International, Inc.*	6,444	9,664
Revvity, Inc.	35,405	4,523
Thermo Fisher Scientific, Inc.	115,437	71,406
Waters Corp.*	17,230	6,201
West Pharmaceutical Services, Inc.	22,582	6,778
		184,451
Machinery – 1.7%
Caterpillar, Inc.	146,695	57,375
Cummins, Inc.	40,825	13,219
Deere & Co.	77,751	32,448
Dover Corp.	40,270	7,721
Fortive Corp.	102,670	8,104
IDEX Corp.	21,756	4,667
Illinois Tool Works, Inc.	82,242	21,553
See Notes to the Financial Statements.
EQUITY FUNDS 198 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Machinery – 1.7%continued
Ingersoll Rand, Inc.	121,642	$11,941
Nordson Corp.	15,548	4,083
Otis Worldwide Corp.	122,915	12,776
PACCAR, Inc.	156,904	15,483
Parker-Hannifin Corp.	39,081	24,692
Pentair PLC	52,151	5,100
Snap-on, Inc.	16,640	4,821
Stanley Black & Decker, Inc.	44,295	4,878
Westinghouse Air Brake Technologies Corp.	54,013	9,818
Xylem, Inc.	71,561	9,663
		248,342
Media – 0.5%
Charter Communications, Inc., Class A*	29,877	9,683
Comcast Corp., Class A	1,169,310	48,842
Fox Corp., Class A	62,372	2,640
Fox Corp., Class B	38,153	1,480
Interpublic Group of (The) Cos., Inc.	106,267	3,361
News Corp., Class A	112,515	2,996
News Corp., Class B	35,920	1,004
Omnicom Group, Inc.	61,058	6,313
Paramount Global, Class B	199,777	2,122
		78,441
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	427,897	21,361
Newmont Corp.	349,740	18,693
Nucor Corp.	72,298	10,869
Steel Dynamics, Inc.	43,153	5,441
		56,364
Multi-Utilities – 0.6%
Ameren Corp.	79,505	6,953
CenterPoint Energy, Inc.	188,749	5,553
CMS Energy Corp.	93,061	6,573
Consolidated Edison, Inc.	102,289	10,651
Dominion Energy, Inc.	249,062	14,393
DTE Energy Co.	64,081	8,229
NiSource, Inc.	135,966	4,711
Public Service Enterprise Group, Inc.	150,205	13,400
Sempra	193,312	16,167
WEC Energy Group, Inc.	92,979	8,943
		95,573
Office Real Estate Investment Trusts – 0.0%
BXP, Inc.	41,099	3,307
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Oil, Gas & Consumable Fuels – 3.1%
APA Corp.	119,962	$2,934
Chevron Corp.	510,932	75,245
ConocoPhillips	348,639	36,705
Coterra Energy, Inc.	225,170	5,393
Devon Energy Corp.	183,340	7,172
Diamondback Energy, Inc.	56,438	9,730
EOG Resources, Inc.	169,557	20,844
EQT Corp.	172,498	6,320
Exxon Mobil Corp.	1,336,618	156,678
Hess Corp.	83,023	11,275
Kinder Morgan, Inc.	571,759	12,630
Marathon Oil Corp.	171,003	4,554
Marathon Petroleum Corp.	102,144	16,640
Occidental Petroleum Corp.	198,722	10,242
ONEOK, Inc.	178,238	16,243
Phillips 66	127,647	16,779
Targa Resources Corp.	67,418	9,979
Valero Energy Corp.	98,106	13,247
Williams (The) Cos., Inc.	371,956	16,980
		449,590
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	197,801	10,046
Southwest Airlines Co.	172,945	5,124
United Airlines Holdings, Inc.*	94,982	5,420
		20,590
Personal Care Products – 0.1%
Estee Lauder (The) Cos., Inc., Class A	67,761	6,755
Kenvue, Inc.	567,790	13,133
		19,888
Pharmaceuticals – 3.6%
Bristol-Myers Squibb Co.	606,452	31,378
Catalent, Inc.*	50,960	3,087
Eli Lilly & Co.	237,897	210,762
Johnson & Johnson	726,524	117,740
Merck & Co., Inc.	761,850	86,516
Pfizer, Inc.	1,700,008	49,198
Viatris, Inc.	341,374	3,963
Zoetis, Inc.	137,591	26,883
		529,527
Professional Services – 0.6%
Amentum Holdings, Inc.*	37,465	1,208
Automatic Data Processing, Inc.	123,627	34,211
Broadridge Financial Solutions, Inc.	36,181	7,780
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  199 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Professional Services – 0.6%continued
Dayforce, Inc.*	43,984	$2,694
Equifax, Inc.	38,001	11,167
Jacobs Solutions, Inc.	37,465	4,904
Leidos Holdings, Inc.	40,319	6,572
Paychex, Inc.	95,986	12,881
Paycom Software, Inc.	14,663	2,443
Verisk Analytics, Inc.	43,018	11,527
		95,387
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	92,567	11,523
CoStar Group, Inc.*	121,556	9,170
		20,693
Residential Real Estate Investment Trusts – 0.3%
AvalonBay Communities, Inc.	43,721	9,848
Camden Property Trust	30,391	3,754
Equity Residential	105,569	7,861
Essex Property Trust, Inc.	20,034	5,918
Invitation Homes, Inc.	165,681	5,842
Mid-America Apartment Communities, Inc.	33,900	5,387
UDR, Inc.	95,063	4,310
		42,920
Retail Real Estate Investment Trusts – 0.3%
Federal Realty Investment Trust	20,805	2,392
Kimco Realty Corp.	193,968	4,504
Realty Income Corp.	258,926	16,421
Regency Centers Corp.	46,292	3,344
Simon Property Group, Inc.	93,641	15,827
		42,488
Semiconductors & Semiconductor Equipment – 11.1%
Advanced Micro Devices, Inc.*	488,332	80,126
Analog Devices, Inc.	150,451	34,629
Applied Materials, Inc.	248,305	50,170
Broadcom, Inc.	1,401,065	241,684
Enphase Energy, Inc.*	42,614	4,816
First Solar, Inc.*	32,036	7,991
Intel Corp.	1,275,510	29,924
KLA Corp.	40,495	31,360
Lam Research Corp.	39,077	31,890
Microchip Technology, Inc.	162,402	13,039
Micron Technology, Inc.	331,639	34,394
Monolithic Power Systems, Inc.	14,451	13,360
NVIDIA Corp.	7,413,168	900,255
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Semiconductors & Semiconductor Equipment – 11.1%continued
NXP Semiconductors N.V.	75,819	$18,197
ON Semiconductor Corp.*	132,064	9,589
Qorvo, Inc.*	26,499	2,737
QUALCOMM, Inc.	334,342	56,855
Skyworks Solutions, Inc.	45,894	4,533
Teradyne, Inc.	47,502	6,362
Texas Instruments, Inc.	275,512	56,913
		1,628,824
Software – 10.3%
Adobe, Inc.*	134,002	69,383
ANSYS, Inc.*	27,005	8,605
Autodesk, Inc.*	65,714	18,103
Cadence Design Systems, Inc.*	83,277	22,571
Crowdstrike Holdings, Inc., Class A*	68,758	19,285
Fair Isaac Corp.*	7,453	14,485
Fortinet, Inc.*	194,115	15,054
Gen Digital, Inc.	171,319	4,699
Intuit, Inc.	84,553	52,507
Microsoft Corp.	2,239,865	963,814
Oracle Corp.	482,837	82,275
Palantir Technologies, Inc., Class A*	600,796	22,350
Palo Alto Networks, Inc.*	97,676	33,386
PTC, Inc.*	34,969	6,317
Roper Technologies, Inc.	32,245	17,942
Salesforce, Inc.	291,089	79,674
ServiceNow, Inc.*	62,305	55,725
Synopsys, Inc.*	45,731	23,158
Tyler Technologies, Inc.*	12,958	7,564
		1,516,897
Specialized Real Estate Investment Trusts – 1.0%
American Tower Corp.	141,617	32,934
Crown Castle, Inc.	129,526	15,366
Digital Realty Trust, Inc.	94,087	15,226
Equinix, Inc.	28,853	25,611
Extra Space Storage, Inc.	65,052	11,722
Iron Mountain, Inc.	88,539	10,521
Public Storage	47,162	17,161
SBA Communications Corp.	33,256	8,005
VICI Properties, Inc.	309,020	10,293
Weyerhaeuser Co.	212,650	7,200
		154,039
Specialty Retail – 1.9%
AutoZone, Inc.*	5,217	16,434
See Notes to the Financial Statements.
EQUITY FUNDS 200 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Specialty Retail – 1.9%continued
Best Buy Co., Inc.	61,302	$6,333
CarMax, Inc.*	45,223	3,499
Home Depot (The), Inc.	299,308	121,280
Lowe's Cos., Inc.	172,514	46,725
O'Reilly Automotive, Inc.*	17,666	20,344
Ross Stores, Inc.	101,928	15,341
TJX (The) Cos., Inc.	342,309	40,235
Tractor Supply Co.	32,219	9,373
Ulta Beauty, Inc.*	14,917	5,805
		285,369
Technology Hardware, Storage & Peripherals – 7.6%
Apple, Inc.	4,579,598	1,067,046
Dell Technologies, Inc., Class C	84,826	10,055
Hewlett Packard Enterprise Co.	388,284	7,944
HP, Inc.	288,565	10,351
NetApp, Inc.	62,327	7,698
Seagate Technology Holdings PLC	61,156	6,698
Super Micro Computer, Inc.*	14,682	6,114
Western Digital Corp.*	96,199	6,570
		1,122,476
Textiles, Apparel & Luxury Goods – 0.4%
Deckers Outdoor Corp.*	44,874	7,155
Lululemon Athletica, Inc.*	34,801	9,443
NIKE, Inc., Class B	364,635	32,234
Ralph Lauren Corp.	10,900	2,113
Tapestry, Inc.	64,388	3,025
		53,970
Tobacco – 0.6%
Altria Group, Inc.	516,920	26,384
Philip Morris International, Inc.	470,165	57,078
		83,462
Trading Companies & Distributors – 0.3%
Fastenal Co.	175,570	12,539
United Rentals, Inc.	20,341	16,471
W.W. Grainger, Inc.	13,274	13,789
		42,799
Water Utilities – 0.1%
American Water Works Co., Inc.	60,142	8,795
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.	148,700	$30,686
Total Common Stocks
(Cost $3,756,473)		14,669,822

INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(2) (3)	48,100,364	48,100
Total Investment Companies
(Cost $48,100)		48,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bills,
5.07%, 10/3/24(4) (5)	$3,045	$3,044
Total Short-Term Investments
(Cost $3,044)		3,044

Total Investments – 99.9%
(Cost $3,807,617)		14,720,966
Other Assets less Liabilities – 0.1%		9,867
NET ASSETS – 100.0%		$14,730,833

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  201 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued	September 30, 2024 (UNAUDITED)
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500	182	$52,910	Long	12/24	$1,217

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$14,669,822	$—	$—	$14,669,822
Investment Companies	48,100	—	—	48,100
Short-Term Investments	—	3,044	—	3,044
Total Investments	$14,717,922	$3,044	$—	$14,720,966
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,217	$—	$—	$1,217

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 202 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

U.S. QUALITY ESG FUND	September 30, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.7%
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.	19,916	$2,198
Expeditors International of Washington, Inc.	17,027	2,237
		4,435
Automobiles – 0.5%
Tesla, Inc.*	9,685	2,534
Banks – 2.7%
Citigroup, Inc.	63,525	3,977
Comerica, Inc.	13,515	810
Commerce Bancshares, Inc.	18,016	1,070
First Hawaiian, Inc.	68,224	1,579
JPMorgan Chase & Co.	30,726	6,479
		13,915
Beverages – 1.3%
Coca-Cola (The) Co.	87,105	6,260
PepsiCo, Inc.	1,589	270
		6,530
Biotechnology – 1.4%
AbbVie, Inc.	14,757	2,914
Gilead Sciences, Inc.	47,895	4,016
		6,930
Broadline Retail – 2.6%
Amazon.com, Inc.*	68,039	12,678
eBay, Inc.	4,551	296
Etsy, Inc.*	4,459	248
		13,222
Building Products – 1.1%
Advanced Drainage Systems, Inc.	4,568	718
Masco Corp.	16,806	1,411
Trane Technologies PLC	8,655	3,364
		5,493
Capital Markets – 2.8%
Bank of New York Mellon (The) Corp.	35,721	2,567
Invesco Ltd.	124,015	2,178
Janus Henderson Group PLC	54,493	2,074
Morgan Stanley	44,380	4,626
State Street Corp.	25,656	2,270
XP, Inc., Class A	13,043	234
		13,949
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%continued
Chemicals – 1.1%
Ecolab, Inc.	10,127	$2,585
Sherwin-Williams (The) Co.	7,739	2,954
		5,539
Commercial Services & Supplies – 1.0%
Cintas Corp.	1,988	409
MSA Safety, Inc.	11,660	2,068
Rollins, Inc.	6,877	348
Veralto Corp.	19,809	2,216
		5,041
Communications Equipment – 0.5%
Cisco Systems, Inc.	38,466	2,047
F5, Inc.*	1,490	328
Motorola Solutions, Inc.	726	327
		2,702
Construction & Engineering – 0.7%
AECOM	11,197	1,156
EMCOR Group, Inc.	5,820	2,506
		3,662
Consumer Finance – 0.6%
Ally Financial, Inc.	19,258	685
SLM Corp.	96,278	2,202
		2,887
Consumer Staples Distribution & Retail – 0.7%
Costco Wholesale Corp.	3,902	3,459
Containers & Packaging – 0.8%
Avery Dennison Corp.	9,511	2,100
Sealed Air Corp.	57,548	2,089
		4,189
Distributors – 0.4%
Pool Corp.	5,981	2,254
Diversified Consumer Services – 0.1%
H&R Block, Inc.	4,762	303
Diversified Telecommunication Services – 0.2%
Iridium Communications, Inc.	35,321	1,075
Electric Utilities – 0.5%
Avangrid, Inc.	4,388	157
Duke Energy Corp.	10,037	1,157
Exelon Corp.	30,432	1,234
		2,548
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  203 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%continued
Electrical Equipment – 0.6%
Acuity Brands, Inc.	8,122	$2,236
Rockwell Automation, Inc.	3,981	1,069
		3,305
Energy Equipment & Services – 0.2%
TechnipFMC PLC	41,860	1,098
Entertainment – 0.7%
Electronic Arts, Inc.	15,728	2,256
Netflix, Inc.*	1,721	1,221
		3,477
Financial Services – 4.0%
Berkshire Hathaway, Inc., Class B*	9,752	4,488
Equitable Holdings, Inc.	51,051	2,146
Fidelity National Information Services, Inc.	28,688	2,403
Mastercard, Inc., Class A	4,911	2,425
MGIC Investment Corp.	78,705	2,015
Visa, Inc., Class A	10,022	2,755
Voya Financial, Inc.	24,891	1,972
Western Union (The) Co.	156,749	1,870
		20,074
Food Products – 1.3%
General Mills, Inc.	30,670	2,265
Ingredion, Inc.	14,654	2,014
Kellanova	26,191	2,114
		6,393
Gas Utilities – 0.4%
UGI Corp.	81,146	2,030
Ground Transportation – 0.9%
Landstar System, Inc.	10,878	2,055
Old Dominion Freight Line, Inc.	12,140	2,411
		4,466
Health Care Equipment & Supplies – 1.4%
Edwards Lifesciences Corp.*	24,130	1,592
GE HealthCare Technologies, Inc.	10,345	971
Hologic, Inc.*	25,465	2,074
IDEXX Laboratories, Inc.*	4,734	2,392
		7,029
Health Care Providers & Services – 3.2%
Cardinal Health, Inc.	19,300	2,133
Cencora, Inc.	9,680	2,179
Cigna Group (The)	10,656	3,692
DaVita, Inc.*	13,131	2,152
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%continued
Health Care Providers & Services – 3.2%continued
Labcorp Holdings, Inc.	9,276	$2,073
McKesson Corp.	5,024	2,484
UnitedHealth Group, Inc.	2,830	1,655
		16,368
Health Care Technology – 0.5%
Doximity, Inc., Class A*	53,347	2,324
Veeva Systems, Inc., Class A*	1,419	298
		2,622
Hotel & Resort Real Estate Investment Trusts – 0.2%
Host Hotels & Resorts, Inc.	66,596	1,172
Hotels, Restaurants & Leisure – 2.6%
Booking Holdings, Inc.	1,239	5,219
Domino's Pizza, Inc.	1,375	592
Hilton Worldwide Holdings, Inc.	11,250	2,593
Light & Wonder, Inc.*	18,929	1,717
Starbucks Corp.	16,486	1,607
Travel + Leisure Co.	29,495	1,359
		13,087
Household Durables – 0.4%
TopBuild Corp.*	5,567	2,265
Household Products – 2.5%
Clorox (The) Co.	9,663	1,574
Colgate-Palmolive Co.	30,743	3,191
Kimberly-Clark Corp.	14,693	2,091
Procter & Gamble (The) Co.	32,243	5,585
		12,441
Independent Power & Renewable Electricity Producers – 0.8%
Brookfield Renewable Corp., Class A	69,850	2,281
Clearway Energy, Inc., Class C	64,683	1,985
		4,266
Industrial Conglomerates – 0.5%
3M Co.	18,180	2,485
Insurance – 2.9%
Aflac, Inc.	22,887	2,559
American International Group, Inc.	7,768	569
Hartford Financial Services Group (The), Inc.	19,406	2,282
MetLife, Inc.	28,899	2,384
Prudential Financial, Inc.	20,186	2,444
Unum Group	35,952	2,137
Willis Towers Watson PLC	7,493	2,207
		14,582
See Notes to the Financial Statements.
EQUITY FUNDS 204 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%continued
Interactive Media & Services – 6.1%
Alphabet, Inc., Class A	89,786	$14,891
Alphabet, Inc., Class C	33,774	5,647
Match Group, Inc.*	6,785	257
Meta Platforms, Inc., Class A	17,445	9,986
		30,781
IT Services – 2.7%
Accenture PLC, Class A	16,127	5,701
Gartner, Inc.*	4,154	2,105
International Business Machines Corp.	26,488	5,856
		13,662
Leisure Products – 0.6%
Hasbro, Inc.	16,948	1,226
YETI Holdings, Inc.*	40,692	1,669
		2,895
Life Sciences Tools & Services – 1.4%
Agilent Technologies, Inc.	16,626	2,469
Mettler-Toledo International, Inc.*	1,582	2,373
Waters Corp.*	6,331	2,278
		7,120
Machinery – 1.4%
Donaldson Co., Inc.	20,618	1,520
Illinois Tool Works, Inc.	11,024	2,889
Otis Worldwide Corp.	4,786	497
Pentair PLC	23,863	2,334
		7,240
Media – 1.0%
Comcast Corp., Class A	72,125	3,012
Interpublic Group of (The) Cos., Inc.	64,616	2,044
		5,056
Metals & Mining – 0.3%
Royal Gold, Inc.	12,677	1,779
Multi-Utilities – 0.2%
Public Service Enterprise Group, Inc.	13,857	1,236
Oil, Gas & Consumable Fuels – 1.9%
Cheniere Energy, Inc.	9,313	1,675
ConocoPhillips	15,382	1,619
Exxon Mobil Corp.	11,317	1,327
Marathon Petroleum Corp.	14,794	2,410
Texas Pacific Land Corp.	433	383
Valero Energy Corp.	16,364	2,210
		9,624
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%continued
Pharmaceuticals – 2.9%
Bristol-Myers Squibb Co.	6,389	$330
Eli Lilly & Co.	4,190	3,712
Johnson & Johnson	15,870	2,572
Merck & Co., Inc.	39,644	4,502
Zoetis, Inc.	17,484	3,416
		14,532
Professional Services – 2.8%
Automatic Data Processing, Inc.	15,163	4,196
Broadridge Financial Solutions, Inc.	10,258	2,206
Paychex, Inc.	10,939	1,468
Paycom Software, Inc.	2,050	341
Paylocity Holding Corp.*	12,761	2,105
Robert Half, Inc.	23,277	1,569
Verisk Analytics, Inc.	8,343	2,236
		14,121
Real Estate Management & Development – 0.5%
CBRE Group, Inc., Class A*	19,630	2,443
Residential Real Estate Investment Trusts – 0.4%
AvalonBay Communities, Inc.	9,840	2,216
Semiconductors & Semiconductor Equipment – 8.8%
Applied Materials, Inc.	28,307	5,719
Broadcom, Inc.	17,498	3,018
Lam Research Corp.	4,825	3,938
NVIDIA Corp.	261,907	31,806
QUALCOMM, Inc.	1,927	328
		44,809
Software – 11.9%
Adobe, Inc.*	10,595	5,486
Autodesk, Inc.*	9,636	2,655
Cadence Design Systems, Inc.*	9,354	2,535
Dropbox, Inc., Class A*	69,997	1,780
Fair Isaac Corp.*	171	332
Intuit, Inc.	8,393	5,212
Manhattan Associates, Inc.*	1,536	432
Microsoft Corp.	78,784	33,901
Salesforce, Inc.	23,541	6,443
Teradata Corp.*	42,252	1,282
		60,058
Specialized Real Estate Investment Trusts – 1.3%
American Tower Corp.	17,846	4,150
Weyerhaeuser Co.	65,414	2,215
		6,365
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  205 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%continued
Specialty Retail – 3.5%
Best Buy Co., Inc.	11,368	$1,174
Home Depot (The), Inc.	19,360	7,845
Lowe's Cos., Inc.	20,062	5,434
Ulta Beauty, Inc.*	1,848	719
Williams-Sonoma, Inc.	15,761	2,442
		17,614
Technology Hardware, Storage & Peripherals – 7.0%
Apple, Inc.	147,579	34,386
HP, Inc.	32,687	1,172
		35,558
Textiles, Apparel & Luxury Goods – 1.0%
Crocs, Inc.*	10,929	1,583
Deckers Outdoor Corp.*	14,700	2,344
NIKE, Inc., Class B	8,679	767
Tapestry, Inc.	8,179	384
		5,078
Trading Companies & Distributors – 1.0%
Fastenal Co.	34,152	2,439
W.W. Grainger, Inc.	2,418	2,512
		4,951
Total Common Stocks
(Cost $341,862)		504,965

INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(1) (2)	1,174,448	1,174
Total Investment Companies
(Cost $1,174)		1,174

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
5.14%, 10/3/24(3) (4)	$75	$75
Total Short-Term Investments
(Cost $75)		75

Total Investments – 99.9%
(Cost $343,111)		506,214
Other Assets less Liabilities – 0.1%		345
NET ASSETS – 100.0%		$506,559

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2024 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500	5	$1,454	Long	12/24	$38

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
See Notes to the Financial Statements.
EQUITY FUNDS 206 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$504,965	$—	$—	$504,965
Investment Companies	1,174	—	—	1,174
Short-Term Investments	—	75	—	75
Total Investments	$506,139	$75	$—	$506,214
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$38	$—	$—	$38

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  207 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements
1. ORGANIZATION
Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 39 funds as of September 30, 2024, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, Global Tactical Asset Allocation, Income Equity, International Equity, International Equity Index, Large Cap Core, Large Cap Value, Mid Cap Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Small Cap Core, Small Cap Index, Small Cap Value, Stock Index and U.S. Quality ESG Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.
The Global Tactical Asset Allocation Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”), including mutual funds and ETFs for which Northern Trust Investments, Inc. ("NTI"), the Fund’s investment adviser, or an affiliate acts as investment adviser (collectively, the “Underlying Funds”), and other securities and investments not issued by mutual funds. References to the “Fund” or “Funds” herein may include references to the “Underlying Funds”, as applicable.
Except for the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds, each Fund is authorized to issue one class of shares designated as the “Shares” class. The Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds are authorized to issue two classes of shares designated as Class K shares and Class I shares.
NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Funds. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value (“NAV”) of each class of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.
A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS
Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the last quoted sale price, or the official closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds' approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.
The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.
Shares of open-end investment companies, other than exchange-traded funds, are valued at their closing NAV. Shares of closed-end funds and exchange-traded funds are valued at their closing market price. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded futures and options are valued at the settlement price as established each day by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost.
The Board of Trustees ("Board") has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund
EQUITY FUNDS  208 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

September 30, 2024 (UNAUDITED)
investments. Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign equity securities held by a Fund, in which case NTI may use adjustment factors obtained from an independent fair value pricing service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.
The use of fair valuation involves the risk that the values used by NTI to price a Fund's investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) FUTURES CONTRACTS  Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return or to seek exposure to certain countries or currencies or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.
At September 30, 2024, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Active M Emerging Markets Equity, Active M International Equity, Income Equity, Large Cap Core, Large Cap Value, Mid Cap Index, Multi-Manager Global Listed Infrastructure, Small Cap Core, Small Cap Index, Small Cap Value, Stock Index and U.S. Quality ESG Funds was approximately $125,000, $320,000, $115,000, $177,000, $35,000, $1,740,000, $1,024,000, $1,369,000, $1,654,000, $1,715,000, $3,044,000 and $75,000, respectively. At September 30, 2024, the aggregate fair value of cash and foreign currencies to cover margin requirements for open positions for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity and International Equity Index Funds was approximately $2,709,000, $1,659,000, $1,748,000, $197,000 and $4,200,000, respectively. Further information on the impact of these positions on the Funds' financial statements can be found in Note 10.
C) OPTIONS CONTRACTS  Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on options written on the Statements of Operations, if applicable.
The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty nonperformance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.
The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security or currency at a price different from the current fair value. Further information on the impact of these positions on the Funds' financial statements can be found in Note 10.
D) FOREIGN CURRENCY TRANSLATION  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central
NORTHERN FUNDS SEMIANNUAL REPORT  209 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.
E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Certain Funds and certain of the Underlying Funds for the Global Tactical Asset Allocation Fund may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund's or an Underlying Fund's foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund or an Underlying Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.
F) INVESTMENT TRANSACTIONS AND INCOME  Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Other non-cash dividends are recognized as investment income at the fair value of the property received. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year-end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.
G) EXPENSES  Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expenses are recognized on an accrual basis.
H) REDEMPTION FEES  The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated
EQUITY FUNDS  210 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

September 30, 2024 (UNAUDITED)
as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2024, were as follows:
Amounts in thousands	Redemption Fees
Active M International Equity	$—*
Emerging Markets Equity Index	1
Global Real Estate Index	—*
Global Sustainability Index	25
International Equity	—*
Multi-Manager Global Listed Infrastructure	2
* Amounts round to less than $1,000.

Redemption fees for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	Redemption Fees
Active M International Equity	$1
Emerging Markets Equity Index	2
Global Real Estate Index	1
Global Sustainability Index	3
International Equity	—*
International Equity Index	37
Multi-Manager Global Listed Infrastructure	8
* Amounts round to less than $1,000.

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal periods. There were no redemption fees paid for the six months ended September 30, 2024, for the Active M Emerging Markets Equity, International Equity Index and Multi-Manager Global Real Estate Funds, and for the fiscal year ended March 31, 2024, for the Active M Emerging Markets Equity and Multi-Manager Global Real Estate Funds.
I) DISTRIBUTIONS TO SHAREHOLDERS  Distributions of dividends from net investment income, if any, are declared and paid as follows:
DECLARATION AND PAYMENT FREQUENCY
Active M Emerging Markets Equity	Annually
Active M International Equity	Annually
Emerging Markets Equity Index	Annually
Global Real Estate Index	Quarterly
Global Sustainability Index	Annually
Global Tactical Asset Allocation	Quarterly
Income Equity	Monthly
International Equity	Annually
International Equity Index	Annually
Large Cap Core	Quarterly
Large Cap Value	Annually
Mid Cap Index	Annually
Multi-Manager Global Listed Infrastructure	Quarterly
Multi-Manager Global Real Estate	Quarterly
Small Cap Core	Annually
Small Cap Index	Annually
Small Cap Value	Annually
Stock Index	Quarterly
U.S. Quality ESG	Quarterly
Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of distributions received from investments in Master Limited Partnerships (“MLPs”), and recharacterization of dividends received from investments in REITs. These reclassifications have no impact on the net assets or the NAVs per share of the Funds. At March 31, 2024, the following reclassifications were recorded:
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EQUITY FUNDS

Notes to the financial statements continued
Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	Capital Stock
Active M Emerging Markets Equity	$(312)	$312	$—
Active M International Equity	546	(546)	—
Emerging Markets Equity Index	3,709	(3,709)	—
Global Real Estate Index	636	(636)	—
Global Sustainability Index	530	(530)	—
International Equity	839	(839)	—
International Equity Index	3,981	(4,436)	455
Multi-Manager Global Listed Infrastructure	27,519	(27,519)	—
Multi-Manager Global Real Estate	(3)	3	—
Small Cap Core	(58)	58	—
Small Cap Index	65	(134)	69
Small Cap Value	289	(43,912)	43,623
Stock Index	— *	(580)	580

*	Amount rounds to less than one thousand.
J) FEDERAL INCOME TAXES  No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders. Certain Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption Deferred foreign capital gains tax payable and as a reduction in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in Net realized gains (losses) on Investments. Certain Funds seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable, if any, is reflected as an asset on the Statements of Assets and Liabilities under the caption Receivable for foreign tax reclaims.
For the period from November 1, 2023, through the fiscal year ended March 31, 2024, the following Fund incurred net capital losses and/or late year ordinary losses for which the Fund intends to treat as having been incurred in the following fiscal year:
Amounts in thousands
Small Cap Index	$2,857
During the fiscal year ended March 31, 2024, the International Equity Fund and U.S. Quality ESG Fund utilized approximately $1,032,000 and $14,859,000, respectively, in capital loss carry forwards.
Capital losses incurred that will be carried forward indefinitely are as follows:
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Active M Emerging Markets Equity	$25,923	$—
Emerging Markets Equity Index	50,643	322,813
Global Tactical Asset Allocation	921	4,187
International Equity	18,301	26,859
International Equity Index	749	621,156
U.S. Quality ESG	6,080	—
At November 30, 2023, the Global Real Estate Index, the Multi-Manager Global Listed Infrastructure and the Multi-Manager Global Real Estate Funds' most recent tax year end, the non-expiring short-term capital losses were approximately $4,699,000, $4,045,000 and $1,992,000, respectively, and for the Global Real Estate Index, the Multi-Manager Global Listed Infrastructure and the Multi-Manager Global Real Estate Funds' long-term capital losses were approximately $146,730,000, $5,881,000 and $5,305,000, respectively.
At March 31, 2024, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Active M Emerging Markets Equity	$47	$—	$21,205
Active M International Equity	2,679	20,685	106,821
Emerging Markets Equity Index	13,069	—	363,114
Global Sustainability Index	9,048	2,834	691,466
Global Tactical Asset Allocation	250	—	8,263
Income Equity	105	1,342	65,819
International Equity	1,962	—	17,930
EQUITY FUNDS  212 NORTHERN FUNDS SEMIANNUAL REPORT

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September 30, 2024 (UNAUDITED)
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
International Equity Index	$56,205	$—	$1,758,582
Large Cap Core	142	7,829	122,101
Large Cap Value	404	—	11,217
Mid Cap Index	10,610	88,445	757,596
Small Cap Core	792	3,978	204,658
Small Cap Index	4,079	—	418,433
Small Cap Value	—	167,029	572,479
Stock Index	24,853	73,685	9,641,497
U.S. Quality ESG	113	—	128,638

*	Ordinary income includes short-term capital gains, if any.
The tax components of undistributed net ordinary income, net long-term capital gains and unrealized gains (losses) at November 30, 2023, the Global Real Estate Index, the Multi-Manager Global Listed Infrastructure and the Multi-Manager Global Real Estate Funds' last tax year end, were as follows:
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Global Real Estate Index	$735	$—	$111,409
Multi-Manager Global Listed Infrastructure	7,878	—	(11,331)
Multi-Manager Global Real Estate	414	—	1,458

*	Ordinary income includes short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended March 31, 2024, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Active M Emerging Markets Equity	$2,577	$—
Active M International Equity	14,004	16,337
Emerging Markets Equity Index	55,030	—
Global Sustainability Index	30,975	—
Global Tactical Asset Allocation	3,617	—
Income Equity	3,173	7,040
International Equity	7,629	—
International Equity Index	147,537	—
Large Cap Core	3,191	18,376
Large Cap Value	3,208	—
Mid Cap Index	31,630	112,763
Small Cap Core	10,590	19,689
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Small Cap Index	$17,534	$4,756
Small Cap Value**	23,501	85,490
Stock Index	179,092	407,763
U.S. Quality ESG	5,056	—

*	Ordinary income includes short-term capital gains, if any.
**	This amount does not include tax equalization utilized of $43,623,000 which the Fund designated as being distributed to shareholders on their redemption of shares.
The tax character of distributions paid during the fiscal year ended March 31, 2023, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Active M Emerging Markets Equity	$1,445	$ —
Active M International Equity	6,821	—
Emerging Markets Equity Index	31,842	—
Global Sustainability Index	20,558	4,583
Global Tactical Asset Allocation	3,244	4,242
Income Equity	3,036	4,992
International Equity	3,200	—
International Equity Index	110,518	—
Large Cap Core	4,345	7,220
Large Cap Value	1,998	2,798
Mid Cap Index	29,760	160,351
Small Cap Core	1,349	1,295
Small Cap Index	13,925	57,546
Small Cap Value	14,152	79,925
Stock Index	172,621	300,253
U.S. Quality ESG	5,527	8,279

*	Ordinary income includes short-term capital gains, if any.
The tax character of distributions paid during the Global Real Estate Index, the Multi-Manager Global Listed Infrastructure and the Multi-Manager Global Real Estate Funds' tax years ended November 30, 2023 and November 30, 2022 was designated for the purpose of the dividends paid deductions as follows:
	NOVEMBER 30, 2023 AND NOVEMBER 30, 2022 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Global Real Estate Index (2023)	$25,366	$ —	$ —
Global Real Estate Index (2022)	29,218	—	11,867
Multi-Manager Global Listed Infrastructure (2023)	23,014	12,532	—
Multi-Manager Global Listed Infrastructure (2022)	38,851	69,703	—
NORTHERN FUNDS SEMIANNUAL REPORT  213 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
	NOVEMBER 30, 2023 AND NOVEMBER 30, 2022 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Multi-Manager Global Real Estate (2023)	$2,518	$—	$—
Multi-Manager Global Real Estate (2022)	4,400	1,507	—

*	Ordinary income includes short-term capital gains, if any.
At March 31, 2024, the Global Real Estate Index, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds changed their tax year-ends from November 30 to March 31. Prior to March 31, 2024, the Global Real Estate Index, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds had a tax year-end of November 30; as such, the information in this section is as of each Fund's previous tax year-end.
Above figures may differ from those cited elsewhere in this report due to differences in the timing and amounts determined in accordance with federal income tax regulations versus financial statement amounts determined in accordance with U.S. GAAP. The final tax character of the Funds' distributions is reported on IRS Form 1099-DIV.
As of March 31, 2024, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.
K) OTHER RISKS  Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.
The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.
On a daily basis a Fund may hold a cash surplus. Maintaining cash positions may also subject the Funds to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
3. SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Shares class or Class I shares of the Funds, as applicable, beneficially owned by their customers.
NTI has contractually agreed to limit payments of service fees from Class I shares of the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds to an annual rate of 0.05 percent, 0.10 percent and 0.10 percent, respectively, of the average daily net assets of the Class I shares of these Funds. There is no service fee permitted by Class K shares of the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds.
There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2024.
Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2024.
4. BANK BORROWINGS
The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $220,000,000 senior unsecured revolving credit facility on November 13, 2023, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit
EQUITY FUNDS  214 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

September 30, 2024 (UNAUDITED)
Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility.
During the six months ended September 30, 2024, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:
Amounts in thousands	DOLLAR AMOUNT	RATE
Global Sustainability Index	$11,663	6.36%
Global Tactical Asset Allocation	1,050	6.42
International Equity	457	6.38
Large Cap Core	800	6.42
No other Funds had any borrowings or incurred any interest expense during the six months ended September 30, 2024. No Funds had any outstanding loan amounts at September 30, 2024.
5. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory services (asset allocation services for the Global Tactical Asset Allocation Fund), administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund's respective average daily net assets).
With respect to the Global Sustainability Index, Small Cap Core, and U.S. Quality ESG Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described below); (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
With respect to the Emerging Markets Equity Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses, including any acquired fund fees and expenses, of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding extraordinary expenses.  NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund's or Class's operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
For all other Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described below); (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees;  (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
NTI has contractually agreed to reimburse the management fees payable by each Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market mutual funds managed by NTI.
The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement, if any, is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.
At September 30, 2024, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Emerging Markets Equity Index	0.1400%	0.1549%
Global Real Estate Index	0.4000%	0.4700%
Global Sustainability Index	0.1800%	0.2400%
Global Tactical Asset Allocation	0.2300%	0.2500%
Income Equity	0.4600%	0.4800%
International Equity	0.4700%	0.4900%
International Equity Index	0.0900%	0.1049%
NORTHERN FUNDS SEMIANNUAL REPORT  215 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Large Cap Core	0.4400%	0.4500%
Large Cap Value	0.5300%	0.5500%
Mid Cap Index	0.0900%	0.1049%
Small Cap Core	0.4700%	0.4900%
Small Cap Index	0.0900%	0.1049%
Small Cap Value	0.9500%	1.0000%
Stock Index	0.0400%	0.0549%
U.S. Quality ESG	0.3700%	0.3900%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION
Active M Emerging Markets Equity	1.08%	1.048%	1.017%	1.10%
Active M International Equity	0.82%	0.795%	0.771%	0.84%
Multi-Manager Global Listed Infrastructure	0.90%	0.873%	0.847%	0.96%
Multi-Manager Global Real Estate	0.89%	0.863%	0.837%	0.91%
The contractual reimbursement arrangements described above may not be terminated before July 31, 2025 without the approval of the Board of Trustees. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.
The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds are managed by NTI and one or more investment sub-advisers unaffiliated with NTI (each a “Sub-Adviser” and together, the “Sub-Advisers”). In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of any Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.
As of September 30, 2024, Axiom Investors LLC, FIAM LLC and Westwood Global Investments, LLC are the Sub-Advisers for the Active M Emerging Markets Equity Fund.
As of September 30, 2024, Causeway Capital Management LLC, Polen Capital Management, LLC, Victory Capital Management Inc., WCM Investment Management, LLC and Wellington Management Company LLP are the Sub-Advisers for the Active M International Equity Fund.
As of September 30, 2024, First Sentier Investors (Australia) IM Ltd., Lazard Asset Management LLC and KBI Global Investors (North America), Ltd. are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.
As of September 30, 2024, Janus Henderson Investors US LLC and Massachusetts Financial Services Company are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.
NTI is responsible for payment of sub-advisory fees to these Sub-Advisers.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. During the period, the Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are shown as Less custodian credits in the Funds’ Statements of Operations.
Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective
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August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Northern Institutional Funds U.S. Government Portfolio (the "Portfolio") and/or the Global Tactical Asset Allocation Fund and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
6. RELATED PARTY TRANSACTIONS
Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2024, the Funds held an investment in the Northern Institutional Funds U.S. Government Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25 percent. NTI reimbursed each Fund the management fees payable by the Fund in an amount equal to the net management fee NTI earned on the amount invested by the Fund in money market mutual funds managed by NTI, as described in Note 5. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.
The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specific conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2024, there were no Funds engaged in purchases and/or sales of securities from an affiliated entity.
NTI or the Sub-Advisers may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with NTI, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. For the six months ended September 30, 2024, there were no Funds that paid Northern Trust Securities, Inc., an affiliate of NTI, brokerage commissions.
During the six months ended September 30, 2024, there were no Funds that received reimbursements from NTI in connection with settlement fees pursuant to the European Union’s Central Securities Depositories Regulation. These amounts, if any, are included in Interest income on the Funds’ Statements of Operations.
During the six months ended September 30, 2024, the Emerging Markets Equity Index and Global Sustainability Funds received reimbursements from NTI of approximately $4,000 and $2,000, respectively, in connection with the correction of errors.
Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the six months ended September 30, 2024, the Global Real Estate Index, Global Sustainability Index and International Equity Index Funds paid Northern Trust approximately  $1,000, $1,000 and $10,000, respectively. The Active M International Equity, International Equity, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds each paid amounts to Northern Trust of less than $1,000. The Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity, International Equity Index and Multi-Manager Global Listed Infrastructure Funds received amounts from Northern Trust of approximately $8,000, $13,000, $13,000, $22,000, $10,000, $131,000 and $13,000, respectively. The Active M Emerging Markets Equity and Multi-Manager Global Real Estate Funds each received amounts from Northern Trust of less than $1,000. These amounts are included in Dividend income or Interest income on the Funds’ Statements of Operations.
7. INVESTMENT TRANSACTIONS
For the six months ended September 30, 2024, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:
	Purchases		Sales
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Active M Emerging Markets Equity	$ —	$126,629	$ —	$124,566
Active M International Equity	—	88,197	—	91,509
Emerging Markets Equity Index	—	252,497	—	140,389
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Notes to the financial statements continued
	Purchases		Sales
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Global Real Estate Index	$—	$121,477	$—	$56,104
Global Sustainability Index	—	199,096	—	466,360
Global Tactical Asset Allocation	—	65,549	—	78,096
Income Equity	—	38,696	—	16,619
International Equity	—	20,145	—	20,524
International Equity Index	—	555,720	—	374,998
Large Cap Core	—	32,663	—	45,071
Large Cap Value	—	23,728	—	25,627
Mid Cap Index	—	205,480	—	265,689
Multi-Manager Global Listed Infrastructure	—	189,980	—	247,493
Multi-Manager Global Real Estate	—	38,508	—	41,494
Small Cap Core	—	45,950	—	136,215
Small Cap Index	—	170,399	—	145,704
Small Cap Value	—	150,364	—	244,300
Stock Index	—	579,597	—	285,644
U.S. Quality ESG	—	93,036	—	78,998
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.
At September 30, 2024, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Active M Emerging Markets Equity	$36,306	$ (4,147)	$32,159	$139,844
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Active M International Equity	$128,139	$(22,056)	$106,083	$402,739
Emerging Markets Equity Index	766,918	(179,427)	587,491	1,342,018
Global Real Estate Index	377,049	(82,105)	294,944	883,366
Global Sustainability Index	823,051	(43,281)	779,770	1,235,086
Global Tactical Asset Allocation	10,949	(464)	10,485	73,053
Income Equity	78,729	(1,032)	77,697	131,041
International Equity	30,833	(6,699)	24,134	120,709
International Equity Index	2,325,653	(320,241)	2,005,412	3,264,028
Large Cap Core	135,796	(1,311)	134,485	167,030
Large Cap Value	11,682	(1,199)	10,483	55,383
Mid Cap Index	829,566	(85,321)	744,245	1,380,043
Multi-Manager Global Listed Infrastructure	153,083	(56,311)	96,772	916,027
Multi-Manager Global Real Estate	23,379	(3,074)	20,305	119,368
Small Cap Core	190,794	(21,575)	169,219	253,288
Small Cap Index	562,572	(146,058)	416,514	839,742
Small Cap Value	485,541	(15,212)	470,329	584,358
Stock Index	11,011,361	(170,560)	10,840,801	3,881,382
U.S. Quality ESG	165,598	(5,256)	160,342	345,910
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8. CAPITAL SHARE TRANSACTIONS
Transactions in Shares class for the six months ended September 30, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Active M Emerging Markets Equity	1,161	$17,079	—	$—	(1,514)	$(22,881)	(353)	$(5,802)
Active M International Equity	1,862	23,274	—	—	(2,259)	(28,499)	(397)	(5,225)
Emerging Markets Equity Index	17,574	199,683	—	—	(10,720)	(122,891)	6,854	76,792
Global Real Estate Index	17,025	174,260	319	3,128	(9,167)	(87,078)	8,177	90,310
Global Tactical Asset Allocation	84	1,082	94	1,202	(1,157)	(14,668)	(979)	(12,384)
Income Equity	1,732	28,288	96	1,561	(592)	(9,515)	1,236	20,334
International Equity	372	3,886	—	—	(729)	(7,641)	(357)	(3,755)
International Equity Index	23,109	341,191	—	—	(17,100)	(255,419)	6,009	85,772
Large Cap Core	207	5,851	51	1,497	(627)	(17,388)	(369)	(10,040)
Large Cap Value	21	430	—	—	(134)	(2,815)	(113)	(2,385)
Mid Cap Index	5,964	128,115	—	—	(9,874)	(211,368)	(3,910)	(83,253)
Multi-Manager Global Listed Infrastructure	3,384	41,951	735	8,987	(7,487)	(90,099)	(3,368)	(39,161)
Multi-Manager Global Real Estate	783	8,557	78	855	(690)	(7,181)	171	2,231
Small Cap Index	5,756	79,867	—	—	(5,283)	(73,161)	473	6,706
Small Cap Value	1,908	38,116	—	—	(6,960)	(139,288)	(5,052)	(101,172)
Stock Index	14,245	778,028	389	22,290	(11,967)	(664,025)	2,667	136,293
Transactions in Shares class for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Active M Emerging Markets Equity	3,772	$51,281	37	$512	(5,836)	$(78,955)	(2,027)	$(27,162)
Active M International Equity	3,060	36,463	1,217	14,037	(7,311)	(85,297)	(3,034)	(34,797)
Emerging Markets Equity Index	43,065	454,427	870	9,118	(38,772)	(412,158)	5,163	51,387
Global Real Estate Index	17,956	160,250	538	4,778	(25,903)	(231,228)	(7,409)	(66,200)
Global Tactical Asset Allocation	901	10,735	242	2,908	(2,451)	(29,886)	(1,308)	(16,243)
Income Equity	1,095	15,786	688	9,745	(1,393)	(19,680)	390	5,851
International Equity	2,082	20,016	441	4,283	(2,054)	(19,864)	469	4,435
International Equity Index	45,884	632,146	2,250	30,758	(55,038)	(741,875)	(6,904)	(78,971)
Large Cap Core	736	17,829	806	19,736	(1,788)	(43,674)	(246)	(6,109)
Large Cap Value	78	1,507	161	3,090	(358)	(6,867)	(119)	(2,270)
Mid Cap Index	13,643	275,895	5,620	111,901	(25,697)	(506,973)	(6,434)	(119,177)
Multi-Manager Global Listed Infrastructure	20,179	235,495	1,285	14,966	(22,411)	(254,584)	(947)	(4,123)
Multi-Manager Global Real Estate	1,464	14,494	115	1,152	(1,706)	(16,764)	(127)	(1,118)
Small Cap Index	9,304	117,754	677	8,975	(22,836)	(284,785)	(12,855)	(158,056)
Small Cap Value	7,568	141,018	5,495	106,766	(47,445)	(894,611)	(34,382)	(646,827)
Stock Index	22,522	1,081,254	8,026	390,943	(29,929)	(1,416,423)	619	55,774
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Notes to the financial statements continued
Transactions in Class K shares for the six months ended September 30, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Global Sustainability Index	6,030	$138,100	—	$—	(2,669)	$(61,882)	3,361	$76,218
Small Cap Core	199	5,690	—	—	(3,236)	(89,899)	(3,037)	(84,209)
U.S. Quality ESG	1,906	37,313	30	595	(1,380)	(27,276)	556	10,632
Transactions in Class K shares for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Global Sustainability Index	6,423	$125,241	253	$5,119	(9,516)	$(197,949)	(2,840)	$(67,589)
Small Cap Core	144	3,864	481	12,974	(861)	(22,444)	(236)	(5,606)
U.S. Quality ESG	1,989	36,143	66	1,146	(4,533)	(73,869)	(2,478)	(36,580)
Transactions in Class I shares for the six months ended September 30, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Global Sustainability Index	6,793	$153,315	—	$ —	(22,404)	$ (517,698)	(15,611)	$ (364,383)
Small Cap Core	626	17,801	—	—	(548)	(15,431)	78	2,370
U.S. Quality ESG	167	3,253	8	159	(91)	(1,743)	84	1,669
Transactions in Class I shares for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Global Sustainability Index	23,765	$463,532	820	$16,620	(11,360)	$ (221,481)	13,225	$258,671
Small Cap Core	1,050	27,526	500	13,463	(1,508)	(39,745)	42	1,244
U.S. Quality ESG	463	7,659	16	285	(208)	(3,510)	271	4,434
9. INVESTMENTS IN AFFILIATES
Transactions in affiliated investments for the six months ended September 30, 2024, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Active M Emerging Markets Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$7,902	$66,107	$68,584	$—	$—	$—	$182	$5,425	$5,424,936
Active M International Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	15,408	69,754	64,359	—	—	—	482	20,803	20,803,025
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Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Emerging Markets Equity Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$59,840	$154,514	$151,175	$—	$—	$—	$1,126	$63,179	$63,179,394
Global Real Estate Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,966	113,597	93,600	—	—	—	204	23,963	23,962,512
Global Sustainability Index	Nasdaq, Inc.	1,381	367	314	222	21	—	11	1,677	22,972
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	13,612	228,761	228,548	—	—	—	571	13,825	13,825,447
	Northern Trust Corp.	1,180	—	208	28	(20)	—	18	980	10,880
	Total	$16,173	$229,128	$229,070	$250	$1	$—	$600	$16,482	13,859,299
Global Tactical Asset Allocation	Flexshares® Credit-Scored U.S. Corporate Bond Index Fund	$1,921	$1,488	$3,439	$34	$(4)	$—	$47	$—	$—
	Flexshares® Credit-Scored U.S. Long Corporate Bond Index Fund	92	1,704	1,810	12	2	—	16	—	—
	Flexshares® Developed Markets Ex-U.S. Quality Low Volatility Index Fund	2,378	31	222	173	(3)	—	48	2,357	81,936
	Flexshares® Disciplined Duration MBS Index Fund	3,292	—	3,273	(87)	68	—	27	—	—
	Flexshares® Global Quality Real Estate Index Fund	1,829	867	1,855	10	(22)	—	19	829	13,308
	Flexshares® High Yield Value-Scored Bond Index Fund	9,137	150	9,152	525	(660)	—	268	—	—
	Flexshares® Iboxx 5-Year Target Duration TIPS Index Fund	6,400	70	6,419	364	(415)	—	147	—	—
	Flexshares® International Quality Dividend Index Fund	4,759	39	4,931	(558)	691	—	67	—	—
	Flexshares® Morningstar Developed Markets Ex-U.S. Factor Tilt Index Fund	4,757	97	449	197	2	—	94	4,604	61,393
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Notes to the financial statements continued
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
	Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund	$4,578	$1,970	$809	$535	$37	$—	$30	$6,311	$110,543
	Flexshares® Morningstar Global Upstream Natural Resources Index Fund	3,669	100	3,823	(63)	117	—	18	—	—
	Flexshares® Morningstar U.S. Market Factor Tilt Index Fund	10,253	201	1,345	313	341	—	64	9,763	45,871
	Flexshares® Quality Dividend Index Fund	10,240	60	10,387	(3,265)	3,352	—	40	—	—
	Flexshares® STOXX Global Broad Infrastructure Index Fund	1,834	828	1,848	—	18	—	22	832	13,996
	Flexshares® U.S. Quality Low Volatility Index Fund	5,125	—	694	213	192	—	42	4,836	72,722
	Flexshares® Ultra-Short Income Fund	914	—	912	(12)	10	—	8	—	—
	Northern Funds - Fixed Income Fund	—	15,079	1,906	205	26	—	82	13,404	1,464,977
	Northern Funds - High Yield Fixed Income Fund	—	4,180	219	99	4	—	39	4,064	660,777
	Northern Funds - International Equity Index Fund	—	7,110	1,615	375	20	—	—	5,890	376,629
	Northern Funds - Stock Index Fund	—	20,873	1,896	1,184	20	—	99	20,181	340,947
	Northern Funds - U.S. Treasury Index Fund	—	5,737	919	57	8	—	21	4,883	246,850
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	—	34,736	34,175	—	—	—	18	561	561,298
	Total	$71,178	$95,320	$92,098	$311	$3,804	$—	$1,216	$78,515	4,051,247
Income Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,033	$25,116	$27,096	$—	$—	$—	$86	$2,053	$2,052,678
International Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	574	6,692	6,026	—	—	—	12	1,240	1,240,258
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Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
International Equity Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,563	$225,378	$229,352	$—	$—	$—	$379	$10,589	$10,588,629
Large Cap Core	Northern Institutional Funds - U.S. Government Portfolio (Shares)	889	17,667	15,216	—	—	—	71	3,340	3,340,272
Large Cap Value	Northern Institutional Funds - U.S. Government Portfolio (Shares)	340	2,626	2,451	—	—	—	18	515	514,658
Mid Cap Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	33,265	129,158	135,037	—	—	—	648	27,386	27,385,525
Multi-Manager Global Listed Infrastructure	Northern Institutional Funds - U.S. Government Portfolio (Shares)	27,638	195,005	186,744	—	—	—	651	35,899	35,899,054
Multi-Manager Global Real Estate	Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,270	26,208	20,623	—	—	—	122	8,855	8,854,890
Small Cap Core	Methode Electronics, Inc.	99	—	19	41	(43)	—	2	78	6,576
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	7,317	46,214	34,559	—	—	—	399	18,972	18,971,582
	Total	$7,416	$46,214	$34,578	$41	$(43)	$—	$401	$19,050	18,978,158
Small Cap Index	Methode Electronics, Inc.	$183	$17	$—	$(3)	$—	$—	$4	$197	$16,514
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	30,996	90,519	99,024	—	—	—	480	22,491	22,490,648
	Total	$31,179	$90,536	$99,024	$(3)	$—	$—	$484	$22,688	22,507,162
Small Cap Value	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$20,375	$98,131	$95,917	$—	$—	$—	$805	$22,589	$22,589,375
Stock Index	Nasdaq, Inc.	7,116	893	13	1,191	2	—	11	9,189	125,853
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	187,947	750,591	890,438	—	—	—	5,296	48,100	48,100,364
	Northern Trust Corp.	5,200	627	363	(52)	141	—	95	5,553	61,680
	Total	$200,263	$752,111	$890,814	$1,139	$143	$—	$5,402	$62,842	48,287,897
U.S. Quality ESG	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,697	$19,657	$21,180	$—	$—	$—	$100	$1,174	$1,174,448
NORTHERN FUNDS SEMIANNUAL REPORT  223 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
10. DERIVATIVE INSTRUMENTS
Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.
Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2024:
		Assets		Liabilities
Amounts in thousands	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
Active M Emerging Markets Equity	Equity contracts	Net Assets - Net unrealized appreciation	$4 *	Net Assets - Net unrealized depreciation	$—
Active M International Equity	Equity contracts	Net Assets - Net unrealized appreciation	128 *	Net Assets - Net unrealized depreciation	—
Emerging Markets Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	4,159 *	Net Assets - Net unrealized depreciation	—
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	2	Unrealized depreciation on forward foreign currency exchange contracts	(88)
Global Real Estate Index	Equity contracts	Net Assets - Net unrealized appreciation	336 *	Net Assets - Net unrealized depreciation	—
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	31	Unrealized depreciation on forward foreign currency exchange contracts	(65)
Global Sustainability Index	Equity contracts	Net Assets - Net unrealized appreciation	578 *	Net Assets - Net unrealized depreciation	(3)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	14	Unrealized depreciation on forward foreign currency exchange contracts	(22)
Income Equity	Equity contracts	Net Assets - Net unrealized appreciation	47 *	Net Assets - Net unrealized depreciation	—
	Equity contracts			Outstanding options written, at value	(22)
International Equity	Equity contracts	Net Assets - Net unrealized appreciation	75 *	Net Assets - Net unrealized depreciation	(3)*
International Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	1,416 *	Net Assets - Net unrealized depreciation	(80)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	168	Unrealized depreciation on forward foreign currency exchange contracts	(125)
Large Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	23 *	Net Assets - Net unrealized depreciation	—
Large Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	11 *	Net Assets - Net unrealized depreciation	—
Mid Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	689 *	Net Assets - Net unrealized depreciation	—
Multi-Manager Global Listed Infrastructure	Equity contracts	Net Assets - Net unrealized appreciation	511 *	Net Assets - Net unrealized depreciation	—
Small Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	498 *	Net Assets - Net unrealized depreciation	—
Small Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	560 *	Net Assets - Net unrealized depreciation	—
Small Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	596 *	Net Assets - Net unrealized depreciation	—
Stock Index	Equity contracts	Net Assets - Net unrealized appreciation	1,217 *	Net Assets - Net unrealized depreciation	—
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September 30, 2024 (UNAUDITED)
		Assets		Liabilities
Amounts in thousands	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
U.S. Quality ESG	Equity contracts	Net Assets - Net unrealized appreciation	$38 *	Net Assets - Net unrealized depreciation	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
As of September 30, 2024, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Emerging Markets Equity Index Fund	Citibank	$2	$(2)	$—	$—
	Total	$2	$(2)	$—	$—
Global Real Estate Index Fund	Bank of Montreal	3	(3)	—	—
	BNP	3	(3)	—	—
	Citibank	1	(1)	—	—
	JPMorgan Chase	23	(5)	—	18
	Morgan Stanley	—	—	—	—
	Toronto-Dominion Bank	1	(1)	—	—
	Total	$31	$(13)	$—	$18
Global Sustainability Index Fund	Bank of Montreal	3	—	—	3
	Citibank	5	(5)	—	—
	Toronto-Dominion Bank	6	(6)	—	—
	Total	$14	$(11)	$—	$3
International Equity Index Fund	Bank of Montreal	80	—	—	80
	BNP	33	—	—	33
	Morgan Stanley	19	—	—	19
	Toronto-Dominion Bank	36	(7)	—	29
	Total	$168	$(7)	$—	$161

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
Emerging Markets Equity Index Fund	BNP	$(1)	$—	$—	$(1)
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EQUITY FUNDS

Notes to the financial statements continued
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
	Citibank	$(30)	$2	$—	$(28)
	Toronto-Dominion Bank	(45)	—	—	(45)
	UBS	(12)	—	—	(12)
	Total	$(88)	$2	$—	$(86)
Global Real Estate Index Fund	Bank of Montreal	(23)	3	—	(20)
	BNP	(9)	3	—	(6)
	Citibank	(19)	1	—	(18)
	JPMorgan Chase	(5)	5	—	—
	Toronto-Dominion Bank	(9)	1	—	(8)
	Total	$(65)	$13	$—	$(52)
Global Sustainability Index Fund	BNP	—	—	—	—
	Citibank	(5)	5	—	—
	JPMorgan Chase	(9)	—	—	(9)
	Toronto-Dominion Bank	(8)	6	—	(2)
	Total	$(22)	$11	$—	$(11)
International Equity Index Fund	Citibank	(118)	—	—	(118)
	Toronto-Dominion Bank	(7)	7	—	—
	Total	$(125)	$7	$—	$(118)
The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2024:
		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net realized gains (losses) on futures contracts	$361
Active M International Equity	Equity contracts	Net realized gains (losses) on futures contracts	(2)
Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	814
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	192
Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	426
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	19
Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	1,194
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(104)
Income Equity	Equity contracts	Net realized gains (losses) on futures contracts	264
	Equity contracts	Net realized gains (losses) on options written	(360)
International Equity	Equity contracts	Net realized gains (losses) on futures contracts	(52)
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	1,120
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	313
Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	249
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September 30, 2024 (UNAUDITED)
		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	$52
Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	74
Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	797
Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	1,092
Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	(227)
Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	2,773
Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	13,816
U.S. Quality ESG	Equity contracts	Net realized gains (losses) on futures contracts	293

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$4
Active M International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	73
Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	4,260
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(145)
Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	120
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(84)
Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(3)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	47
Income Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(27)
	Equity contracts	Net change in unrealized appreciation (depreciation) on options written	(120)
International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(25)
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(630)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	219
Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1)
Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	4
Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(399)
Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	406
Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	335
Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(166)
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EQUITY FUNDS

Notes to the financial statements continued
		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$145
Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(2,821)
U.S. Quality ESG	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(26)
Volume of derivative activity for the six months ended September 30, 2024*:
	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Active M Emerging Markets Equity	—	$ —	34	$797
Active M International Equity	—	—	33	1,404
Emerging Markets Equity Index	35	969	73	2,530
Global Real Estate Index	75	381	172	923
Global Sustainability Index	117	653	238	1,228
Income Equity	—	—	88	520
International Equity	—	—	42	257
International Equity Index	44	3,374	170	1,148
Large Cap Core	—	—	19	847
Large Cap Value	—	—	7	564
Mid Cap Index	—	—	54	3,111
Multi-Manager Global Listed Infrastructure	—	—	63	1,908
Small Cap Core	—	—	41	1,428
Small Cap Index	—	—	47	1,867
Small Cap Value	—	—	29	4,355
Stock Index	—	—	27	28,045
U.S. Quality ESG	—	—	26	1,008
*
Activity for the period is measured by number of trades during the period and average notional amount for foreign currency exchange, futures and written options equity contracts.
**
Amounts in thousands.
11. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
12. LEGAL PROCEEDINGS
On or about February 14, 2020, Marc S. Kirschner, as Trustee for NWHI Litigation Trust (“Litigation Trustee”) and Wilmington Savings Fund Society, FSB, as indenture Trustee (“Indenture Trustee”) for several series of notes issued by Nine West Holdings, Inc. (“Nine West”), filed separate complaints (docket nos. 20-cv-01129 and 20-cv-01136, respectively) in the United States District Court for the Northern District of Illinois against a group of defendants that includes three Northern Funds that had invested in The Jones Group Inc. (“Jones Group”) including the Small Cap Core Fund, Small Cap Index Fund and Small Cap Value Fund (together, the “Small Cap Funds”). The claim stems from a series of merger transactions (“Transactions”) entered into by
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September 30, 2024 (UNAUDITED)
Jones Group, Nine West and others in 2014 that allegedly rendered Jones Group insolvent. The matters in these proceedings were transferred from the United States District Court for the Northern District of Illinois to the United States District Court for the Southern District of New York (the "District Court") to centralize the litigation, and were assigned to the Honorable Jed S. Rakoff for coordinated or consolidated pretrial proceedings. The Small Cap Funds allegedly received the following amounts as a result of the Transactions: Small Cap Core Fund ($134,265), Small Cap Index Fund ($683,610) and Small Cap Value Fund ($4,010,685). The Litigation Trustee and Indenture Trustee (collectively, the "Trustees") sought to clawback these proceeds for the benefit of the Trust and the noteholders, respectively, on the basis that they were fraudulent conveyances. On June 29, 2020, the former public shareholder defendants, including the Small Cap Funds, filed a motion to dismiss on the basis that the payments allegedly made to them in connection with the Transactions were shielded from the fraudulent conveyance claims under Section 546(e) of the Bankruptcy Code. On August 27, 2020, the District Court dismissed all fraudulent conveyance claims against the former public shareholder defendants, including the claims against the Small Cap Funds. The Trustees appealed from that decision to the U.S. Court of Appeals for the Second Circuit. On November 27, 2023, the Second Circuit affirmed the District Court's dismissal of the Trustees' claims against the former Jones Group shareholders, except the claims against certain former Jones Group directors, officers, and employees who received payment for their shares through Nine West's payroll provider. Although certain of these former Jones Group employees petitioned the Second Circuit for rehearing of the appeal, the Trustees did not seek rehearing. On January 3, 2024, the Second Circuit denied the employee shareholders' petition for rehearing. On April 2, 2024, the employee shareholders filed a petition with the Supreme Court of the United States for a writ of certiorari. The Trustees elected not to oppose the petition or file a cross-petition. On May 13, 2024, the Supreme Court of the United States denied the employee shareholders' petition. On May 15, 2024, the Second Circuit filed a mandate formally closing the appeal. As a result, all claims against the Small Cap Funds in this action remain dismissed and this action is closed.
13. NEW ACCOUNTING PRONOUNCEMENTS
In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021.
Preceding the issuance of ASU 2020-04, which established ASC 848, the United Kingdom's Financial Conduct Authority ("FCA") announced that it would no longer need to persuade or compel banks to submit to LIBOR after December 31, 2021. In response, the FASB established a December 31, 2022, expiration date for ASC 848.
In March 2021, the FCA announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. Accordingly, ASU 2022-06 defers the expiration date of ASC 848 to December 31, 2024. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.
14. FOREIGN INSTABILITY
Unexpected political, regulatory and diplomatic events and military conflicts around the world may affect investor and consumer confidence and may adversely impact global financial markets and the broader economy. Foreign conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those conflicts have, and could continue to have, a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters.
15. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.
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CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	September 30, 2024 (Unaudited)
Not applicable.
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EQUITY FUNDS

PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	September 30, 2024 (Unaudited)
Not applicable.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Considerations for all Northern Funds Equity Funds except Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate Funds
At an in-person meeting held on May 15-16, 2024 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” (the “Independent Trustees”), as defined in the Investment Company Act of 1940 (the “1940 Act”),  voting separately, reviewed and approved the continuance for an additional one-year period of the investment management agreements (collectively, the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of the Global Tactical Asset Allocation Fund, Income Equity Fund, International Equity Fund, Large Cap Core Fund, Large Cap Value Fund, Small Cap Value Fund, Small Cap Core Fund, and U.S. Quality ESG Fund (each, an “actively managed Fund”); and Emerging Markets Equity Index Fund, Global Real Estate Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund and Global Sustainability Index Fund (each, an “index Fund” and, together with the actively managed Funds, each a “Fund” and collectively, the “Funds”).
In advance of and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern and Northern’s affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 28-29, 2024 (the “February Meeting”) and an executive session of the Independent Trustees held via videoconference on April 16, 2024 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and at each of the other Board meetings, with their independent legal counsel without employees of Northern or interested Trustees present.
In evaluating the Management Agreement, the Independent Trustees reviewed and discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February, April and Annual Contract Meetings, as well as their interactions with, and information provided by, Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an on-going one throughout the year.
The Trustees reviewed and assessed, among other things, information relating to: (i) the nature, extent and quality of the services provided by Northern; (ii) the Funds’ investment performance over different time periods, including versus applicable benchmarks and in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (iii) the contractual management fee rates (before fee waivers and expense reimbursements, if any), actual advisory fee rates (after fee waivers and expense reimbursements, if any), and total expense ratios (after fee waivers and expense reimbursements, if any) of the Funds, including in comparison to those borne by a group of comparable peer funds (“Expense Group”) selected by the Data Provider; (iv) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Funds; (v) the existence and sharing of potential economies of scale; (vi) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Funds; and (vii) other factors deemed relevant by the Trustees.
In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Funds, including Northern’s staffing for the Funds and information on the portfolio managers, and other personnel, as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ investments in technology to benefit the Funds; (v) information about purchases and redemptions of each Fund’s shares; (vi) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (vii) the nature of the Funds’ shareholders.
The Trustees were provided with information on the composition of the Performance Universe and Expense Group for each Fund by the Data Provider. In considering the Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.
Nature, Extent and Quality of Services
The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern to the Funds, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and
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September 30, 2024 (Unaudited)
sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees considered that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.
The Trustees considered, in evaluating whether to approve the Management Agreement, that subject to the supervision of the Board of Trustees, Northern is responsible for the management of the investment operations of each Fund and the composition of each Fund’s assets, including the day-to-day portfolio management of each Fund. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for each Fund; (ii) determining what investments or securities will be purchased, retained or sold by each Fund, what portion of each Fund’s assets will be invested or held uninvested as cash; (iii) trading the assets of each Fund with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing Fund transactions; (iv) reviewing and preparing Fund regulatory documents; and (v) monitoring for anticipated purchases and redemptions of Fund shares.
The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Funds.  They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Funds’ compliance programs. The Trustees noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.
The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Funds, and the quality of Northern’s communications with, and services to, shareholders of the Funds.  The Trustees reviewed the administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments, and considered Northern’s initiatives on behalf of the Funds to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Funds and their shareholders, including to address additional regulatory and reporting requirements and initiatives.
The Trustees considered the qualifications, background, and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting investment professionals, as well as its portfolio management compensation structure and the consistency of its investment approach with respect to the Funds. The Trustees also considered the financial position and stability of Northern Trust Corporation, the corporate parent of Northern and its affiliates.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Funds and their shareholders.
Performance
The Trustees considered the investment performance of each of the Funds. The Trustees focused on information on the Funds’ investment performance for the one-, three-, and five- years ended January 31, 2024, and compared the investment performance of each Fund to its respective Performance Universe.  The Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Funds’ performance relative to their respective performance benchmarks.
The Trustees considered the performance of each of the Funds against its respective Performance Universe for the one-, three-, and five-year periods (as applicable) ended January 31, 2024.  The Trustees noted that the actively managed Funds were generally all in the top three quintiles for the one- and three-year periods and/or the one- and five-year periods. The Trustees also considered that the actively managed Funds generally performed at or above their respective benchmark indexes for the one-, three- and five-year periods ended January 31, 2024. The Trustees noted that:
• Small Cap Value Fund was in the second quintile for the one-year period, the fourth quintile for the three-year period, and the fifth quintile for the five-year period. Small Cap Value Fund also outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- period;
• Global Tactical Asset Allocation Fund was in the third quintile for each of the one-year, three-year, and five-year periods. It also underperformed its benchmark index for the one, three-, and five-year periods.
• Income Equity Fund was in the first quintile for the one-year and five-year periods, and in the second quintile for the three-year period, but it underperformed its benchmark index in all three periods.
The Trustees noted that the index Funds generally tracked their underlying indexes. They noted that the Emerging Markets Equity Index Fund was in the fourth quintile for the one-year and five-year periods, and in the third quintile for the three-year
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
period.  They observed that the Data Provider’s Performance Universe for the Emerging Markets Equity Index Fund included funds that did not appear to be comparable to the Fund.  They also noted higher than usual tracking difference between the Emerging Markets Equity Index Fund and its underlying index.
The Trustees considered Northern’s discussion of the Funds’ performance and reviewed Northern’s processes to address performance issues, if any. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating performance issues with respect to any Funds that were underperforming.
For the Emerging Markets Equity Index Fund, Northern said that the Fund’s tracking differences from its underlying index, the MSCI Emerging Markets Index, are in line with Northern’s expectations. Northern explained that the main drivers of tracking differences between the Fund and its underlying index are fair value pricing adjustments, use of futures, India capital gains taxes and fund fees. Northern said that Lipper does not have a Performance Universe category for emerging markets equity index funds, and such funds are generally included in the Lipper Emerging Markets Fund category, which includes both actively managed and index funds. When actively managed emerging markets funds outperform emerging market index funds, the emerging markets index funds will have less favorable Lipper ratings. Northern stated that it was satisfied with the MSCI Emerging Markets Index as a broad-based index that is representative of emerging markets.
For the Global Tactical Asset Allocation Fund, Northern explained that recent performance attribution suggested areas for improvement, including aligning strategic allocation, monitoring tracking error risk, and actively managing and reviewing fund implementation of strategic allocations.
For the Income Equity Fund, Northern explained that the strategy’s focus on companies with high quality fundamentals has underperformed relative to the S&P 500 Index. Northern said that higher risk non-dividend paying companies have seen greater price appreciation versus more consistent dividend paying stable companies, which impacted performance relative to the S&P 500 Index. Northern said that, when measuring the Fund’s returns versus more fundamentally focused value or income strategies, the Income Equity Fund consistently ranks well versus its peers over long periods.
The Trustees concluded that, based on the information received, each Fund’s performance was generally satisfactory.
Fee Rates, Costs of Services and Profitability
The Trustees evaluated each Fund’s contractual management fee rates (before fee waivers and expense reimbursements) and actual management fee rates (after fee waivers and expense reimbursements); each Fund’s total operating expense ratio (after fee waivers and expense reimbursements); and Northern’s contractual commitments to limit total annual fund operating expenses with respect to each Fund.  The Trustees considered that all of the Funds were sweeping uninvested cash daily into a Northern-affiliated money market portfolio and that Northern was in each case reimbursing back to the investing Fund or waiving, as the case may be, a portion of the management fee attributable to any assets invested in the applicable money market portfolio. In addition, the Trustees considered actions taken in past years to reduce Fund expenses.
The Trustees reviewed information on the management fee rates paid by each Fund under the Management Agreement and each Fund’s total operating expense ratio compared to its respective Expense Group. The Trustees noted that the contractual management fee rates used by the Data Provider represent a combination of the advisory fee and any administrative fees. The Trustees further noted that the Funds’ actual advisory fee rates represent a combination of advisory fees and administrative fees, but some of the actual advisory fee rates used by the Data Provider for funds in the Expense Group present administrative fees separately from, and not included within, the actual advisory fee rates for those funds. As a result, the Funds’ actual advisory fee rates may appear higher than the actual advisory fee rates of funds that do not include administrative fees. The Trustees considered that Northern had reimbursed expenses and/or waived fees for most of the Funds for the fiscal year period ending March 31, 2024.
The Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees noted that the Funds’ total expense ratios (after fee waivers and expense reimbursements) were in the first or second quintile of their respective Expense Group.  The Trustees noted that the Funds’ contractual management fee rates and actual advisory fee rates were in the first or second quintile of their respective Expense Group, except for the Small Cap Value Fund, whose contractual management fee rate and actual advisory fee rate were fourth quintile of its Expense Group, and Global Real Estate Index Fund, whose contractual management fee rate was in the third quintile of its Expense Group.
The Trustees considered the management fees charged by Northern to other similarly managed funds and client accounts compared to the Funds, including Northern’s explanations of differences among such funds and accounts where relevant. These comparisons assisted the Trustees in evaluating the reasonableness of the management fee rates paid by the Funds compared to those charged to private institutional accounts. Upon further consideration and discussion, the Trustees concluded that the compensation payable by each Fund under the Management Agreement and the Funds’ total operating expenses were fair and reasonable in light of the services provided.
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In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis both before and after marketing and distribution expenses and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited, and that the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years.
The Trustees discussed profitability information provided by Northern, including as compared to information provided by the Data Provider with respect to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Funds and the quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.
Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee rate levels reflected these economies of scale for the benefit of shareholders. They considered Northern’s discussion of the Funds’ management fee rate structures and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fee rates are set and through Northern’s contractual expense reimbursements to limit total annual fund operating expenses for each Fund. The Trustees noted that many of the actively managed Funds had a quantitative active strategy. They agreed that breakpoints were not necessary for the Funds at this time based on their current management fee rates and contractual expense reimbursements. Based on the foregoing, the Trustees determined that the Funds’ current management fee rate structures were reasonable.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, for which the Board reviewed the nature, extent and quality of the services provided at its February Meeting. The Trustees considered that many of the Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees considered the extent to which Northern benefited from receipt of research products and services generated by the Funds.
Conclusion
After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Management Agreement on behalf of each Fund.
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Considerations for Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, and Multi-Manager Global Real Estate Funds
At an in-person meeting held on May 15-16, 2024 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” (the “Independent Trustees”), as defined in the Investment Company Act of 1940 (the “1940 Act”), voting separately, reviewed and approved the continuance for an additional one-year period of (i) the investment management agreement (the “Multi-Manager Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, and Multi-Manager Global Real Estate Funds (each a “Multi-Manager Equity Fund” and collectively, the “Multi-Manager Equity Funds”); and (ii) the sub-advisory agreements (“Sub-Advisory Agreements”) between Northern and each sub-adviser to the Multi-Manager Equity Funds.
In advance of and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Multi-Manager Management Agreement, Northern, and Northern’s affiliates, and information relating to the Sub-Advisory Agreements and each sub-adviser. This information included written materials and verbal presentations at an in-person Board meeting held on February 28-29, 2024 (the “February Meeting”), and an executive session of the Independent Trustees held via videoconference on April 16, 2024 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations, and discussed the information that had been provided. Throughout the process, the Trustees asked questions of, and requested additional information from, Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel, and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and at each of the other Board meetings, with their independent legal counsel without employees of Northern or interested Trustees present.
1. Management Agreement
In evaluating the Multi-Manager Management Agreement, the Independent Trustees reviewed and discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February, April and Annual Contract Meetings, as well as their interactions with, and information provided by, Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Multi-Manager Management Agreement was an on-going one throughout the year.
The Trustees reviewed and assessed, among other things, information relating to: (i) the nature, extent and quality of the services provided by Northern; (ii) the Multi-Manager Equity Funds’ investment performance over different time periods, including versus applicable benchmarks and in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (iii) the contractual management fee rates (before fee waivers and expense reimbursements, if any), actual advisory fee rates (after fee waivers and expense reimbursements, if any), and total expense ratios (after fee waivers and expense reimbursements, if any) of the Multi-Manager Equity Funds, including in comparison to those borne by a group of comparable peer funds (“Expense Group”) selected by the Data Provider; (iv) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Multi-Manager Equity Funds; (v) the existence and sharing of potential economies of scale; (vi) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Multi-Manager Equity Funds; and (vii) other factors deemed relevant by the Trustees.
In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, business continuity and cyber-security programs; (iii)  the qualifications of Northern and its affiliates to provide services to the Multi-Manager Equity Funds, including Northern’s staffing for the Multi-Manager Equity Funds and information on the portfolio managers and other personnel, as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ investments in technology to benefit the Multi-Manager Equity Funds; (v) information about purchases and redemptions of each Multi-Manager Equity Fund’s shares; (vi) the nature of the Multi-Manager Equity Funds’ shareholders; and (vii) Northern’s supervision of the sub-advisers of the Multi-Manager Equity Funds.
The Trustees were provided with information on the composition of the Performance Universe and Expense Group for each Multi-Manager Equity Fund by the Data Provider. In considering the Multi-Manager Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Multi-Manager Management Agreement for each of the Multi-Manager Equity Funds, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to it about the Multi-Manager Equity Funds together and with respect to each Multi-Manager Equity Fund separately as the Board deemed appropriate.
Nature, Extent and Quality of Services
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The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern to the Multi-Manager Equity Funds, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Multi-Manager Equity Funds by Northern and its affiliates. These services include acting as the Multi-Manager Equity Funds’ administrator and sub-administrator, custodian and transfer agent, and providing other services necessary for the operation of the Multi-Manager Equity Funds and the Trust. The Trustees considered that the Multi-Manager Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.
The Trustees considered in evaluating whether to approve the Multi-Manager Management Agreement that Northern engaged sub-advisers, subject to the Trustees’ approval, to each manage a discrete portion of the Multi-Manager Equity Funds’ assets. They considered that Northern provided overall general investment management services to the Multi-Manager Equity Funds and had the ultimate responsibility to oversee the sub-advisers, including to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern was responsible for, among other things: (i) selecting each Multi-Manager Equity Fund’s overall investment strategies; (ii) recommending and selecting sub-advisers;  (iii) allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Equity Fund’s investment objective and strategies; (iv) monitoring and evaluating each sub-adviser’s performance; (v) providing administration services; and (vi) implementing procedures to ensure the sub-advisers’ comply with the applicable Multi-Manager Equity Fund’s investment objectives, policies and restrictions. The Trustees noted that Northern also managed the cash portion of each Multi-Manager Equity Fund.
The Trustees considered Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business. The Trustees considered that Northern selects the sub-advisers to manage the Multi-Manager Equity Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of each Multi-Manager Equity Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment strategy with the other sub-advisers managing assets of the same Multi-Manager Equity Fund.
The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Equity Funds. They noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers and monitored the sub-advisers on a continuing basis throughout the year. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Multi-Manager Equity Funds’ compliance programs.  The Trustees noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Multi-Manager Equity Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They considered the quality of Northern’s compliance oversight program with respect to all of the Multi-Manager Equity Funds’ service providers as well as Northern’s responses to any compliance or operational matters raised during the year.
The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Multi-Manager Equity Funds, and the quality of Northern’s communications with, and services to, shareholders of the Multi-Manager Equity Funds.  The Trustees reviewed the administrative services provided to the Multi-Manager Equity Funds by Northern and its affiliates, including its oversight of the Multi-Manager Equity Funds’ day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments, and considered Northern’s initiatives on behalf of the Multi-Manager Equity Funds to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Multi-Manager Equity Funds and their shareholders, including to address additional regulatory and reporting requirements and initiatives.
The Trustees considered the qualifications, background, and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting investment professionals, as well as its portfolio management compensation structure. The Trustees also considered the financial position and stability of Northern Trust Corporation, the corporate parent of Northern and its affiliates.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Multi-Manager Equity Funds and their shareholders.
Performance
The Trustees considered the investment performance of each of the Multi-Manager Equity Funds. For Multi-Manager Equity Funds that had been in existence for the applicable periods, the Trustees focused on information on the Multi-Manager Equity Funds’ investment performance for the one , three-, and five- years ended January 31, 2024, and compared the investment performance of each Multi-Manager Equity Fund to its respective
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Performance Universe. The Multi-Manager Equity Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Funds’ performance relative to their respective performance benchmarks.
The Trustees considered the performance of each of the Multi-Manager Equity Funds against their respective Performance Universe for the one-, three- and five- year periods ended January 31, 2024.  The Trustees also considered the performance of the Multi-Manager Equity Funds against their respective benchmark indexes for the one-, three- and five-year periods ended January 31, 2024.  The Trustees noted that Multi-Manager Global Real Estate Fund performed in the fourth quintile for the one-year period and third quintile for the three- and five-year periods, and also underperformed its benchmark index for the one year period but outperformed its benchmark index for the three- and five-year periods.
The Trustees considered Northern’s discussion of the Multi-Manager Equity Funds’ performance. They considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence meetings. The Trustees reviewed Northern’s processes to address performance issues, if any.  The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating performance issues with respect to any Multi-Manager Equity Funds that were underperforming. In particular, for the Multi-Manager Global Real Estate Fund, the Trustees considered Northern’s opinion that the Fund’s benchmark index is more appropriate for evaluating performance than the index used by the Data Provider.
The Trustees concluded that, based on the information received, the Multi-Manager Equity Funds’ performance was generally satisfactory.
Fee Rates, Costs of Services and Profitability
The Trustees evaluated each Multi-Manager Equity Funds’ contractual management fee rates (before fee waivers and expense reimbursements, if any) and actual management fee rates (after fee waivers and expense reimbursements, if any); each Multi-Manager Equity Funds’ total operating expense ratio (after fee waivers and expense reimbursements, if any); and Northern’s contractual commitments to limit total annual fund operating expenses with respect to each Multi-Manager Equity Fund. The Trustees considered that all of the Multi-Manager Equity Funds were sweeping uninvested cash daily into a Northern-affiliated money market portfolio and that Northern was in each case reimbursing back to the investing Multi-Manager Equity Fund or waiving, as the case may be, a portion of the management fee rate attributable to any assets invested in the applicable money market portfolio. In addition, the Trustees considered actions taken in past years to reduce Multi-Manager Equity Funds expenses.
The Trustees reviewed information on the management fee rates paid by each Multi-Manager Equity Fund under the Multi-Manager Management Agreement and each Multi-Manager Equity Funds’ total operating expense ratio compared to each Multi-Manager Equity Funds’ respective Expense Group. The Trustees noted that contractual management fee rates used by the Data Provider represent a combination of the advisory fee and any administrative fees. The Trustees further noted that the Funds’ actual advisory fee rates represent a combination of advisory fees and administrative fees, but some of the actual advisory fee rates used by the Data Provider for funds in the Expense Group present administrative fees separately from, and not included within, the actual advisory fee rates for those funds. As a result, the Funds’ actual advisory fee rates may appear higher than the actual advisory fee rates of funds that do not include administrative fees. The Trustees considered that Northern had reimbursed expenses and/or waived fees for all of the Funds.
The Multi-Manager Equity Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees noted that the total expense ratios (after fee waivers and expense reimbursements) for all of the Multi-Manager Equity Funds were in the first or second quintile of their respective Expense Group, except the Multi-Manager Global Listed Infrastructure Fund, which was in the third quintile of its Expense Group.
The Trustees considered the management fees charged by Northern to other similarly managed funds and client accounts compared to the Multi-Manager Equity Funds, including Northern’s explanations of differences among such funds and accounts where relevant. These comparisons assisted the Trustees in evaluating the reasonableness of the management fee rates paid by the Funds compared to those charged to private institutional accounts.
Upon further consideration and discussion, the Trustees concluded that the compensation payable by each Fund under the Management Agreement and the Fund’s total operating expenses were fair and reasonable in light of the services provided.
The Trustees received information describing the Multi-Manager Equity Funds’ management fee rate structure and the amount retained by Northern after payment of the sub-advisory fees. The Trustees considered that each of the Multi-Manager Equity Funds utilized multiple sub-advisers.  In addition, the Trustees considered the amount of assets in each Multi-Manager Equity Fund; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis, both before and after distribution and certain non-distribution costs. The Trustees noted that Northern had presented profitability information to the Trustees quarterly on a Fund-by-Fund basis. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Multi-Manager Equity Fund, recognizing that cost allocation methodologies are inherently subjective and
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not audited, and that the overall methodology has remained consistent with that used in the Multi-Manager Equity Funds’ profitability report presentations from prior years.
The Trustees discussed profitability information provided by Northern, including as compared to the information provided by the Data Provider with respect to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Multi-Manager Equity Funds and the quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Multi-Manager Equity Funds.
Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Multi-Manager Equity Fund.
Economies of Scale
The Trustees considered the extent to which economies of scale would be realized as the Multi-Manager Equity Funds grow and whether fee rate levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee rates for all of the Multi-Manager Equity Funds have breakpoints, thus ensuring that as a Multi-Manager Equity Fund’s assets grow it would be assessed a reduced management fee rate. They considered Northern’s discussion of the Multi-Manager Equity Funds’ management fee rate structures and considered Northern’s view that the Multi-Manager Equity Funds were sharing in economies of scale through the level at which the Funds’ management fee rates are set and through Northern’s contractual expense reimbursements that limit the total annual fund operating expenses for the Funds to specific levels.
Based on the foregoing, the Trustees determined that each Multi-Manager Equity Funds’ current management fee rate structure was reasonable.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Multi-Manger Equity Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, for which the Board reviewed the nature, extent and quality of the services provided at its February Meeting. The Trustees considered that many of the Multi-Manager Equity Funds’ shareholders had other client relationships with Northern’s affiliates. The Trustees considered the benefits from many of the sub-advisory fee structures where the fee is based on assets managed by the sub-adviser for the Multi-Manager Equity Funds and Northern’s other discretionary clients.
Conclusion
After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Multi-Manager Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Multi-Manager Management Agreement on behalf of each Multi-Manager Equity Fund.
2. Sub-Advisory Agreements
The Trustees considered the Sub-Advisory Agreements for the Multi-Manager Equity Funds. The Trustees reviewed and discussed information and written materials from Northern and the sub-advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and styles of investing; (v) the performance history of the sub-advisers with respect to the applicable Multi-Manager Equity Fund; (vi) information with respect to each sub-adviser’s risk management and cybersecurity programs, compliance policies and procedures (including their codes of ethics), and the CCO’s evaluations of such policies and procedures, as well as the sub-adviser’s regulatory history; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager Equity Funds, including each sub-adviser’s other financial or business relationships with Northern or its affiliates; and (viii) the terms of the existing Sub-Advisory Agreements. The Trustees reviewed and discussed Northern’s strategy for allocating assets among the various sub-advisers, as well as the current allocations of assets among the various sub-advisers.
In evaluating the Sub-Advisory Agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the sub-advisers.
Nature, Extent and Quality of Services
The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications, and experience in managing the type of
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strategies for which the sub-adviser was engaged in connection with a Multi-Manager Equity Fund. The Trustees placed emphasis on the CCO’s compliance program and the on-going compliance monitoring for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and was able to provide, quality services to the Multi-Manager Equity Funds.
Fees, Expenses and Performance
The Trustees considered that the sub-advisers were each paid sub-advisory fees by Northern out of Northern’s management fees and not directly by the Multi-Manager Equity Funds. The Trustees believed, based on Northern’s representations, that each Sub-Advisory Agreement had been negotiated at arm’s-length among Northern and each sub-adviser, and considered the reductions in certain of the sub-advisory fees in the past few years. In addition, the Trustees reviewed and compared each sub-adviser’s fees paid by Northern out of its management fees and fees paid to the sub-adviser by its other accounts with similar strategies, if any. Finally, the Trustees considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.
While the Trustees considered Northern’s profitability with respect to each Multi-Manager Equity Fund, they did not consider the sub-advisers’ projected profitability, which they did not consider particularly relevant given that Northern pays the sub-advisers out of its own management fees and thus had an incentive to negotiate the lowest possible sub-advisory fees.
The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of each sub-adviser’s performance. This information was compared to performance information with respect to each Fund’s applicable performance benchmark index. It was noted that each sub-adviser had a different style, and that these styles would outperform or underperform in various markets.
For the Active M Emerging Markets Equity Fund, the Board considered that Ashmore Investment Management Limited (“Ashmore”) had underperformed the Fund’s benchmark index for the 1-and 3-year periods, and for the period since becoming a sub-advisor to the Fund. The Board considered Northern’s explanation that some of the largest detractors from performance were based on Ashmore’s top-down views, which included the investments in China and an investment in Panama. Northern noted that while security selection and some regional exposures have done relatively well, it has not been enough to offset the negative contributors. Northern recommended the continuation of Ashmore’s Sub-Advisory Agreement, with noted concerns regarding performance.
For the Multi-Manager Global Listed Infrastructure Fund, Northern said that First Sentier Investors (Australia) IM Ltd (“FSI”) strategy was adversely affected by the higher interest rate environment and a selloff of Chinese infrastructure names. Northern also explained that the higher interest rate environment negatively impacted KBI Global Investors (North America), Ltd., (“KBI”) positioning in interest rate sensitive sectors such as renewable infrastructure, telecommunications infrastructure, and certain utilities. In addition, geopolitical instability in Ukraine and the Middle East increased energy and commodity prices, which caused FSI’s and KBI’s respective portfolios to diverge from the Fund’s benchmark index. Northern reported that, despite their difficult performance during the period, FSI’s and KBI’s performance was within expectations given the strategy’s profile, and recommended the continuation of First Sentier’s and KBI’s Sub-Advisory Agreements with the Multi-Manager Global Listed Infrastructure Fund.
For the Multi-Manager Global Real Estate Fund, the Board considered Northern’s explanation that poor stock selection by Janus Henderson Investors US LLC (“Janus Henderson”) resulted in slight underperformance for the 1-year period versus the Fund’s benchmark but that the underperformance was recouped in the first quarter of 2024. Northern recommended the continuation of Janus’ agreements with the Multi-Manager Global Real Estate Fund.
The Trustees concluded that, based upon the information provided, most of the sub-advisers’ performance records were generally satisfactory, and where there had been ongoing sub-adviser underperformance, Northern had continually monitored and made changes to improve Fund performance, including by replacing sub-advisers.
Economies of Scale
The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates generally decreased as the Multi-Manager Equity Funds’ assets increased, as most of the sub-advisers had breakpoints incorporated into their sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Multi-Manager Equity Funds primarily at the management fee rate level given that Northern pays the sub-advisers out of its own management fees, including Northern’s contractual expense limitations for the Multi-Manager Equity Funds.
Other Benefits
The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager Equity Funds. These benefits included, in certain cases, research and other benefits in connection with brokerage commissions paid by the Multi-Manager Equity Funds. The Trustees noted that they had received reports from the Trust’s CCO with respect to the quality of each sub-adviser’s trade
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execution on behalf of the Funds and soft dollar usage. The Trustees considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory and/or custodial relationships.
Conclusion
Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid to each sub-adviser on a Fund-by-Fund basis were fair and reasonable in light of the services provided by each of them. The Trustees concluded that the Sub-Advisory Agreements with respect to each Multi-Manager Equity Fund should be reapproved for an additional one-year period.
Board Considerations relating to the Approval of FIAM LLC as a New Sub-Adviser to Active M Emerging Markets Equity Fund
At an in-person meeting held on August 14-15, 2024 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees (“Independent Trustees”) who are not “interested persons” as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to Active M Emerging Markets Equity Fund (the “Fund”) between Northern Trust Investments, Inc. (“Northern”) and FIAM LLC (“FIAM” or the “Sub-Adviser”).
At the Meeting, the Trustees, including all of the Independent Trustees, reviewed and discussed information and written materials from Northern about FIAM, including: (i) the nature, extent and quality of the investment advisory services to be provided by FIAM, and the experience and qualifications of the personnel proposed to provide such services; (ii) FIAM’s financial condition, history of operations and ownership structure; (iii) FIAM’s brokerage and soft dollar practices; (iv) FIAM’s investment strategies and styles of investing; (v) FIAM’s performance history with respect to other accounts or funds using an investment strategy similar to the Fund; (vi) information with respect to FIAM’s risk management and cybersecurity programs; (vii) FIAM’s compliance policies and procedures (including its code of ethics), and the Trust’s Chief Compliance Officer’s (the “CCO”) evaluation of such policies and procedures; (viii) material litigation, investigations, proceedings or actions (if any); (ix) any potential conflicts of interest in managing the Fund, including FIAM’s financial or business relationships with Northern and its affiliates; and (x) the proposed terms of the Sub-Advisory Agreement.
The Trustees considered Northern’s discussion of the reasons that Northern was proposing FIAM be added as a sub-adviser to the Fund, including reasons Northern believes that FIAM may contribute to achieving the Fund’s investment objective and would be a suitable replacement for one of the Fund’s other sub-advisers (the “Former Sub-Adviser”). The Trustees discussed the proposed allocation of assets among FIAM and the other sub-advisers to the Fund.
In evaluating the Sub-Advisory Agreement, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to FIAM.
Nature, Extent and Quality of Services
The Trustees considered the information and evaluations provided by Northern with respect to FIAM’s operations, qualifications, performance and experience in managing the type
NORTHERN FUNDS SEMIANNUAL REPORT  241 EQUITY FUNDS

EQUITY FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)	September 30, 2024 (Unaudited)
of strategy for which FIAM was proposed to be engaged in connection with the Fund. The Trustees considered Northern’s evaluation of FIAM’s potential to contribute to achieving the Fund’s investment objective. The Trustees reviewed the CCO’s evaluation of FIAM’s compliance program and code of ethics, noting that the CCO believed the program to be reasonably designed to prevent the violation of federal securities laws. The Trustees concluded that FIAM was able to provide quality services to the Fund.
Fees, Expenses and Performance
With respect to the sub-advisory fees, the Trustees considered that FIAM would be paid by Northern out of Northern’s management fees and not by the Fund. The Trustees believed, based on Northern’s representations, that the Sub-Advisory Agreement had been negotiated at arm’s-length between Northern and FIAM. The Trustees considered comparisons of FIAM’s fees at various asset levels of the Fund as noted in the Sub-Advisory Agreement and in relation to the other sub-advisers to the Fund. The Trustees compared FIAM’s fees in relationship to its fee schedule for other accounts or funds using an investment strategy similar to the Fund. Finally, the Trustees considered Northern’s representations that the fees to be paid to FIAM were reasonable in light of the anticipated quality of the services to be performed by FIAM.
The Trustees considered the expected impact on the Fund’s profitability to Northern before and after the addition of FIAM. These comparisons showed that Northern’s profitability would slightly increase at asset levels as of June 28, 2024 after the proposed removal of the Former Sub Adviser and the addition of FIAM. The Trustees did not consider FIAM’s projected profitability because Northern would be paying FIAM out of the management fee that Northern received from the Fund. The Trustees therefore believed that Northern had an incentive to negotiate competitive sub advisory fees.
The Trustees considered and evaluated FIAM’s performance information with respect to its other accounts or funds using an investment strategy similar to the strategy that FIAM proposes to use in managing a portion of the Fund’s assets, and Northern’s evaluation of that performance. The Trustees reviewed reports prepared by Northern showing the hypothetical performance of FIAM over various time periods if FIAM had been a sub-adviser to the Fund along with the other sub advisers to the Fund (except the Former Sub-Adviser). The Trustees considered FIAM’s performance record in the strategy for which it was being engaged against the Fund’s benchmark index.
Based upon the information provided, the Trustees concluded that the proposed fees and expenses associated with adding FIAM as a sub-adviser to the Fund were reasonable and consistent with those that would be obtained through arms-length negotiations, and that FIAM’s performance record in its strategy was generally satisfactory.
Economies of Scale
The Trustees considered information prepared by Northern that showed the impact on Northern’s net management fee (after payment of sub-advisory fees) at various asset levels. They took into account the levels of aggregate sub-advisory fees at various asset levels, including a breakpoint in the sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Fund primarily at the management fee level given that Northern would be paying FIAM out of its management fee. The Trustees noted that FIAM had a breakpoint in its sub-advisory fee structure.
Accordingly, the Trustees concluded that the proposed fee arrangement with FIAM at current and projected assets levels for the Fund is reasonable.
Fall Out and Other Benefits
The Trustees considered other potential benefits to be derived by FIAM as a result of its relationship with the Fund or Northern. For example, the Trustees noted that FIAM may obtain reputational benefits from the success of the Fund or other series of the Trust. The Trustees considered that Northern was not aware of any other conflicts of interest relevant to the Fund or Northern. The Trustees also noted Northern’s disclosure that a FIAM affiliate is a sub-adviser for another Northern client. The Trustees concluded that, based on the information provided, any such potential benefits were immaterial to its consideration and approval of the Sub-Advisory Agreement.
Conclusion
The Trustees reviewed with independent legal counsel to the Independent Trustees the legal standards applicable to their consideration of the Sub-Advisory Agreement. Based on the Trustees’ review and deliberations, which included consideration of each of the factors referenced above and the recommendations by Northern, the Trustees, including the Independent Trustees, concluded that the proposed fee to be paid to FIAM was fair and reasonable in light of the services to be provided by it and the Trustees unanimously approved the Sub-Advisory Agreement.
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NORTHERN FUNDS SEMIANNUAL REPORT  245 EQUITY FUNDS

©2024 Northern Funds
EQTY SAR (11/24)

NORTHERN FUNDS FIXED INCOME AND MONEY
MARKET FUNDS
Semi-Annual Financial Statements and Additional Information
September 30, 2024

FIXED INCOME AND MONEY MARKET FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES
6	STATEMENTS OF OPERATIONS
10	STATEMENTS OF CHANGES IN NET ASSETS
16	FINANCIAL HIGHLIGHTS
37	SCHEDULES OF INVESTMENTS
37	ARIZONA TAX-EXEMPT FUND (Ticker Symbol: NOAZX)
41	BOND INDEX FUND (Ticker Symbol: NOBOX)
124	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NCITX)
131	CALIFORNIA TAX-EXEMPT FUND (Ticker Symbol: NCATX)
138	CORE BOND FUND (Ticker Symbol: NOCBX)
151	FIXED INCOME FUND (Ticker Symbol: NOFIX)
166	HIGH YIELD FIXED INCOME FUND (Ticker Symbol: NHFIX)
182	HIGH YIELD MUNICIPAL FUND (Ticker Symbol: NHYMX)
197	INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NOITX)
214	LIMITED TERM TAX-EXEMPT FUND (Ticker Symbol: NSITX)
224	LIMITED TERM U.S. GOVERNMENT FUND (Ticker Symbol: NSIUX)
226	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (Ticker Symbol: NMHYX)
270	SHORT BOND FUND (Ticker Symbol: BSBAX)
278	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (Ticker Symbol: NTAUX)
298	TAX-EXEMPT FUND (Ticker Symbol: NOTEX)
314	ULTRA-SHORT FIXED INCOME FUND (Ticker Symbols: Shares: NUSFX, Siebert Williams Shank Shares: SWSFX)
322	U.S. GOVERNMENT FUND (Ticker Symbol: NOUGX)
325	U.S. GOVERNMENT MONEY MARKET FUND (Ticker Symbol: NOGXX)
329	U.S. GOVERNMENT SELECT MONEY MARKET FUND (Ticker Symbol: NOSXX)
333	U.S. TREASURY INDEX FUND (Ticker Symbol: BTIAX)
337	NOTES TO THE FINANCIAL STATEMENTS
357	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
358	PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
359	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

NORTHERN FUNDS SEMIANNUAL REPORT 1 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	Arizona Tax-Exempt Fund	Bond Index Fund	California Intermediate Tax-Exempt Fund	California Tax-Exempt Fund	Core Bond Fund
ASSETS:
Investments, at value	$57,817	$2,395,056	$244,156	$152,301	$94,035
Investments in affiliates, at value	2,179	53,700	7,202	3,428	2,443
Cash	—	75	—	—	—
Foreign currencies, at value	—	—	—	—	—
Interest income receivable	615	17,371	2,652	1,542	656
Dividend income receivable	17	161	23	7	8
Receivable for foreign tax reclaims	—	—	—	—	14
Receivable for securities sold	—	24,483	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	12
Receivable for fund shares sold	—	22,806	5	—	20
Receivable from investment adviser	3	17	4	3	2
Prepaid and other assets	9	8	8	9	13
Total Assets	60,640	2,513,677	254,050	157,290	97,203
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for securities purchased	—	39,858	—	466	1,742
Payable for when-issued securities	—	45,719	5,260	6,034	—
Payable for variation margin on futures contracts	—	—	—	—	6
Payable for fund shares redeemed	53	145	100	20	6
Distributions payable to shareholders	33	1,459	106	76	64
Due to broker (Note 2)	—	26	—	—	—
Payable to affiliates:
Management fees	4	27	18	11	6
Custody fees	1	19	2	1	1
Shareholder servicing fees	12	37	9	11	—
Transfer agent fees	2	77	8	5	3
Accrued Trustee fees and expenses	4	10	4	4	4
Accrued other liabilities	18	57	20	20	19
Total Liabilities	127	87,434	5,527	6,648	1,851
Net Assets	$60,513	$2,426,243	$248,523	$150,642	$95,352
ANALYSIS OF NET ASSETS:
Capital stock	$73,057	$2,692,501	$280,320	$161,693	$123,993
Distributable loss	(12,544)	(266,258)	(31,797)	(11,051)	(28,641)
Net Assets	$60,513	$2,426,243	$248,523	$150,642	$95,352
Net Assets:
Shares	$60,513	$2,426,243	$248,523	$150,642	$95,352
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	6,185	256,999	24,805	14,125	10,419
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$9.78	$9.44	$10.02	$10.66	$9.15
Investments, at cost	$61,205	$2,505,146	$255,692	$157,116	$96,132
Investments in affiliates, at cost	2,179	53,665	7,202	3,428	2,443
Foreign currencies, at cost	—	—	—	—	—
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 2 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)

Fixed Income Fund	High Yield Fixed Income Fund	High Yield Municipal Fund	Intermediate Tax-Exempt Fund	Limited Term Tax-Exempt Fund	Limited Term U.S. Government Fund

$354,803	$2,692,753	$379,898	$1,181,085	$384,129	$23,861
694	127,509	4,366	14,569	5,049	165
10	—	83	—	—	—
—	166	—	—	—	—
2,755	45,393	5,220	14,139	4,511	172
15	357	35	35	20	—
1	60	—	—	—	—
550	2,187	1,653	11,822	—	292
46	—	—	—	—	—
52	740	—	73	—	—
4	31	5	10	4	1
4	8	3	7	13	4
358,934	2,869,204	391,263	1,221,740	393,726	24,495

—	1,326	—	—	—	—
1,685	3,765	—	3,112	—	374
—	48,673	—	26,843	8,784	—
42	267	—	—	—	—
191	1,621	24	311	200	—
250	3,038	246	586	151	12
—	—	—	—	—	—

25	264	36	84	27	1
6	11	—	12	6	1
7	27	5	23	12	13
12	89	13	38	13	1
14	19	4	13	4	8
22	58	22	42	22	18
2,254	59,158	350	31,064	9,219	428
$356,680	$2,810,046	$390,913	$1,190,676	$384,507	$24,067

$453,416	$3,726,177	$515,360	$1,362,321	$408,002	$31,762
(96,736)	(916,131)	(124,447)	(171,645)	(23,495)	(7,695)
$356,680	$2,810,046	$390,913	$1,190,676	$384,507	$24,067

$356,680	$2,810,046	$390,913	$1,190,676	$384,507	$24,067

38,968	457,058	51,254	120,024	38,386	2,544

$9.15	$6.15	$7.63	$9.92	$10.02	$9.46
$362,702	$2,758,860	$405,040	$1,223,712	$387,172	$23,862
694	127,509	4,366	14,569	5,049	165
—	170	—	—	—	—
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  3 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	Multi-Manager High Yield Opportunity Fund	Short Bond Fund	Tax-Advantaged Ultra-Short Fixed Income Fund	Tax-Exempt Fund	Ultra-Short Fixed Income Fund
ASSETS:
Investments, at value	$180,863	$290,639	$2,523,226	$776,164	$1,603,803
Investments in affiliates, at value	5,657	11,367	120,986	15,921	32,591
Repurchase agreements, at cost, which approximates value	—	—	—	—	—
Cash	—	—	9	—	—
Cash held at broker	4 (1)	—	—	—	—
Due from broker (Note 2)	63	—	—	—	—
Interest income receivable	3,241	2,861	25,486	9,750	13,002
Dividend income receivable	28	26	282	40	78
Receivable for foreign tax reclaims	—	5	—	—	—
Receivable for securities sold	983	3,044	—	—	—
Receivable for variation margin on futures contracts	1	—	—	—	—
Receivable for fund shares sold	—	328	1,838	404	1,117
Receivable from investment adviser	4	3	20	8	11
Unrealized appreciation on total return swap agreements	240	—	—	—	—
Prepaid and other assets	15	14	16	6	22
Total Assets	191,099	308,287	2,671,863	802,293	1,650,624
LIABILITIES:
Cash overdraft	292	—	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	2	—	—	—	—
Payable for securities purchased	1,195	10,019	—	6,163	—
Payable for when-issued securities	1,093	—	105,346	13,613	—
Payable for variation margin on futures contracts	—	13	—	—	—
Payable for fund shares redeemed	11	1,060	1,980	203	690
Distributions payable to shareholders	—	194	1,473	433	1,300
Unfunded loan commitments (Note 2)	2	—	—	—	—
Due to broker (Note 2)	191	—	—	—	—
Upfront premiums received on bilateral total return swaps	45	—	—	—	—
Payable to affiliates:
Management fees	20	18	95	55	62
Custody fees	5	3	16	6	17
Shareholder servicing fees	1	1	5	22	15
Transfer agent fees	6	9	79	25	54
Accrued Trustee fees and expenses	2	4	9	7	5
Accrued other liabilities	7	21	57	32	49
Total Liabilities	2,872	11,342	109,060	20,559	2,192
Net Assets	$188,227	$296,945	$2,562,803	$781,734	$1,648,432
ANALYSIS OF NET ASSETS:
Capital stock	$254,790	$322,821	$2,588,607	$945,933	$1,668,385
Distributable loss	(66,563)	(25,876)	(25,804)	(164,199)	(19,953)
Net Assets	$188,227	$296,945	$2,562,803	$781,734	$1,648,432
Net Assets:
Shares	$188,227	$296,945	$2,562,803	$781,734	$1,614,733
Siebert Williams Shank Shares	—	—	—	—	33,699
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	21,987	16,128	251,120	80,403	156,291
Siebert Williams Shank Shares	—	—	—	—	3,262
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$8.56	$18.41	$10.21	$9.72	$10.33
Siebert Williams Shank Shares	—	—	—	—	10.33
Investments, at cost	$182,179	$288,871	$2,514,798	$810,294	$1,596,633
Investments in affiliates, at cost	5,657	11,367	120,986	15,921	32,542

(1)	Includes restricted cash held at broker of $4.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 4 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)

U.S. Government Fund	U.S. Government Money Market Fund	U.S. Government Select Money Market Fund	U.S. Treasury Index Fund

$23,955	$10,353,742	$2,407,458	$77,312
163	—	—	131
—	9,822,000	2,196,000	—
—	—	36,914	—
—	—	—	—
—	—	—	—
176	48,093	10,877	556
1	—	—	1
—	—	—	—
614	—	40,398	885
—	—	—	—
2	62,202	7,410	—
1	32	8	2
—	—	—	—
6	68	34	13
24,918	20,286,137	4,699,099	78,900

—	5,018	—	—
—	—	—	—
326	191,917	54,256	828
—	—	—	—
1	—	—	—
409	41,739	29,031	59
12	79,748	17,880	37
—	—	—	—
—	—	—	—
—	—	—	—

2	1,081	243	2
—	166	5	—
—	—	—	—
1	317	71	3
3	27	20	4
18	229	74	19
772	320,242	101,580	952
$24,146	$19,965,895	$4,597,519	$77,948

$29,574	$19,965,967	$4,597,548	$87,225
(5,428)	(72)	(29)	(9,277)
$24,146	$19,965,895	$4,597,519	$77,948

$24,146	$19,965,895	$4,597,519	$77,948
—	—	—	—

2,676	19,965,954	4,597,587	3,940
—	—	—	—

$9.02	$1.00	$1.00	$19.78
—	—	—	—
$23,821	$10,353,742	$2,407,458	$82,094
163	—	—	131
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  5 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	Arizona Tax-Exempt Fund	Bond Index Fund	California Intermediate Tax-Exempt Fund	California Tax-Exempt Fund
INVESTMENT INCOME:
Interest Income (Note 6)	$1,070	$43,052 (1)	$3,682	$2,623
Interest Income from Affiliates	—	15	—	—
Dividend income from investments in affiliates	85	872	152	61
Total Investment Income	1,155	43,939	3,834	2,684
EXPENSES:
Management fees	129	693	528	320
Custody fees	4	114	10	7
Transfer agent fees	12	445	47	29
Blue sky fees	7	12	5	6
Printing fees	3	24	5	4
Audit fees	11	17	11	11
Legal fees	7	12	7	7
Shareholder servicing fees	27	40	21	24
Trustee fees and expenses	3	9	3	4
Other	5	12	5	4
Total Expenses	208	1,378	642	416
Less expenses reimbursed by investment adviser	(68)	(557)	(85)	(77)
Less custodian credits	—	—	—	—
Net Expenses	140	821	557	339
Net Investment Income	1,015	43,118	3,277	2,345
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(1,363)	(24,677)	(809)	(104)
Investments in affiliates	—	—	—	—
Futures contracts	—	—	—	—
Net changes in unrealized appreciation (depreciation) on:
Investments	2,045	100,598	4,795	2,015
Investments in affiliates	—	16	—	—
Futures contracts	—	—	—	—
Net Gains	682	75,937	3,986	1,911
Net Increase in Net Assets Resulting from Operations	$1,697	$119,055	$7,263	$4,256

(1)	Net of $1, $2, $6 in foreign withholding taxes.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 6 NORTHERN FUNDS SEMIANNUAL REPORT

For the Six Months Ended September 30, 2024 (UNAUDITED)

Core Bond Fund	Fixed Income Fund	High Yield Fixed Income Fund	High Yield Municipal Fund	Intermediate Tax-Exempt Fund	Limited Term Tax-Exempt Fund	Limited Term U.S. Government Fund

$2,005 (1)	$7,960 (1)	$97,000	$8,104	$20,366	$5,467	$426
2	6	—	—	—	—	—
56	124	1,507	585	528	211	3
2,063	8,090	98,507	8,689	20,894	5,678	429

173	737	7,743	1,042	2,586	859	48
10	19	96	12	47	18	3
17	66	514	72	231	77	5
9	10	13	10	13	11	8
4	6	27	6	14	7	3
11	11	20	11	14	12	11
7	7	14	7	10	7	8
2	19	135	14	64	20	1
4	3	14	3	7	3	4
5	6	19	6	9	6	5
242	884	8,595	1,183	2,995	1,020	96
(55)	(108)	(561)	(98)	(277)	(115)	(40)
—	—	(5)	(1)	(2)	—	—
187	776	8,029	1,084	2,716	905	56
1,876	7,314	90,478	7,605	18,178	4,773	373

(425)	(1,360)	(26,380)	(5,787)	(4,742)	(1,548)	(273)
2	5	—	—	—	—	—
(9)	159	4,707	—	—	—	25

3,239	12,188	99,512	16,258	20,559	6,851	832
(2)	(6)	—	—	—	—	—
15	41	(723)	—	—	—	—
2,820	11,027	77,116	10,471	15,817	5,303	584
$4,696	$18,341	$167,594	$18,076	$33,995	$10,076	$957
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  7 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	Multi-Manager High Yield Opportunity Fund	Short Bond Fund	Tax-Advantaged Ultra-Short Fixed Income Fund	Tax-Exempt Fund
INVESTMENT INCOME:
Interest Income (Note 6)	$6,836	$5,661	$44,248	$14,324
Interest Income from Affiliates	—	—	—	—
Dividend income	31	—	—	—
Dividend income from investments in affiliates	178	150	2,289	521
Income from affiliates (Note 6)	—	—	—	—
Total Investment Income	7,045	5,811	46,537	14,845
EXPENSES:
Management fees	588	518	2,796	1,615
Custody fees	23	13	89	29
Transfer agent fees	35	53	474	145
Blue sky fees	7	10	13	11
Printing fees	4	5	25	9
Audit fees	24	11	20	11
Legal fees	7	7	14	7
Shareholder servicing fees	3	1	13	53
Trustee fees and expenses	4	4	14	4
Other	5	5	17	6
Total Expenses	700	627	3,475	1,890
Less expenses reimbursed by investment adviser	(86)	(76)	(369)	(194)
Less custodian credits	(3)	(1)	(9)	—
Net Expenses	611	550	3,097	1,696
Net Investment Income	6,434	5,261	43,440	13,149
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	415	165	(1,440)	(2,633)
Credit default swap agreements	14	—	—	—
Total return swaps	(97)	—	—	—
Futures contracts	(42)	77	—	—
Foreign currency transactions	(1)	—	—	—
Forward foreign currency exchange contracts	(6)	—	—	—
Net changes in unrealized appreciation (depreciation) on:
Investments	2,269	5,096	18,483	13,447
Investments in affiliates	—	—	—	—
Total return swaps	240	—	—	—
Futures contracts	1	59	—	—
Forward foreign currency exchange contracts	(6)	—	—	—
Net Gains	2,787	5,397	17,043	10,814
Net Increase in Net Assets Resulting from Operations	$9,221	$10,658	$60,483	$23,963

(1)	Net of $2 in foreign withholding taxes.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 8 NORTHERN FUNDS SEMIANNUAL REPORT

For the Six Months Ended September 30, 2024 (UNAUDITED)

Ultra-Short Fixed Income Fund	U.S. Government Fund	U.S. Government Money Market Fund	U.S. Government Select Money Market Fund	U.S. Treasury Index Fund

$40,604 (1)	$418	$527,865	$121,030	$1,093
275	—	—	—	—
—	—	—	—	—
1,050	5	—	—	8
—	—	971	878	—
41,929	423	528,836	121,908	1,101

1,880	45	32,549	7,502	47
64	2	745	152	4
315	5	1,874	432	14
18	8	15	12	9
17	3	111	27	3
17	11	73	27	11
12	7	51	18	7
35	—	—	—	—
11	4	74	21	4
18	5	88	20	5
2,387	90	35,580	8,211	104
(314)	(38)	(953)	(224)	(45)
(8)	—	—	—	—
2,065	52	34,627	7,987	59
39,864	371	494,209	113,921	1,042

311	(137)	17	—	(633)
—	—	—	—	—
—	—	—	—	—
—	27	—	—	—
—	—	—	—	—
—	—	—	—	—

12,921	801	—	—	2,992
35	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
13,267	691	17	—	2,359
$53,131	$1,062	$494,226	$113,921	$3,401
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  9 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Arizona Tax-Exempt Fund		Bond Index Fund		California Intermediate Tax-Exempt Fund
Amounts in thousands	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024
OPERATIONS:
Net investment income (Note 6)	$1,015	$2,283	$43,118	$76,761	$3,277	$6,820
Net realized losses	(1,363)	(1,312)	(24,677)	(41,390)	(809)	(6,175)
Net change in unrealized appreciation	2,045	437	100,614	2,336	4,795	4,428
Net Increase in Net Assets Resulting from Operations	1,697	1,408	119,055	37,707	7,263	5,073
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	(3,460)	(13,512)	(6,566)	216,184	(4,832)	(22,309)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,460)	(13,512)	(6,566)	216,184	(4,832)	(22,309)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(1,015)	(2,283)	(43,412)	(77,922)	(3,281)	(6,828)
Total Distributions to Shares Shareholders	(1,015)	(2,283)	(43,412)	(77,922)	(3,281)	(6,828)
Total Increase (Decrease) in Net Assets	(2,778)	(14,387)	69,077	175,969	(850)	(24,064)
NET ASSETS:
Beginning of period	63,291	77,678	2,357,166	2,181,197	249,373	273,437
End of period	$60,513	$63,291	$2,426,243	$2,357,166	$248,523	$249,373
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 10 NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED September 30, 2024, (UNAUDITED) OR THE FISCAL YEAR ENDED March 31, 2024

California Tax-Exempt Fund		Core Bond Fund		Fixed Income Fund		High Yield Fixed Income Fund
Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024

$2,345	$4,783	$1,876	$3,764	$7,314	$15,415	$90,478	$177,584
(104)	(1,887)	(432)	(4,631)	(1,196)	(24,072)	(21,673)	(98,630)
2,015	2,054	3,252	2,104	12,223	15,108	98,789	203,258
4,256	4,950	4,696	1,237	18,341	6,451	167,594	282,212

(1,822)	(12,004)	826	(17,904)	(1,893)	(124,932)	63,050	(278,931)
(1,822)	(12,004)	826	(17,904)	(1,893)	(124,932)	63,050	(278,931)

(2,345)	(4,785)	(1,876)	(3,833)	(7,297)	(15,865)	(90,767)	(179,467)
(2,345)	(4,785)	(1,876)	(3,833)	(7,297)	(15,865)	(90,767)	(179,467)
89	(11,839)	3,646	(20,500)	9,151	(134,346)	139,877	(176,186)

150,553	162,392	91,706	112,206	347,529	481,875	2,670,169	2,846,355
$150,642	$150,553	$95,352	$91,706	$356,680	$347,529	$2,810,046	$2,670,169
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  11 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	High Yield Municipal Fund		Intermediate Tax-Exempt Fund		Limited Term Tax-Exempt Fund
Amounts in thousands	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024
OPERATIONS:
Net investment income (Note 6)	$7,605	$15,545	$18,178	$39,699	$4,773	$10,368
Net realized gains (losses)	(5,787)	(32,223)	(4,742)	(36,879)	(1,548)	(4,151)
Net change in unrealized appreciation	16,258	32,154	20,559	24,616	6,851	1,342
Net Increase in Net Assets Resulting from Operations	18,076	15,476	33,995	27,436	10,076	7,559
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	40,912	(45,839)	(86,723)	(261,879)	(50,157)	(124,056)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	40,912	(45,839)	(86,723)	(261,879)	(50,157)	(124,056)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(7,605)	(15,546)	(18,187)	(39,718)	(4,774)	(10,367)
Total Distributions to Shares Shareholders	(7,605)	(15,546)	(18,187)	(39,718)	(4,774)	(10,367)
Total Increase (Decrease) in Net Assets	51,383	(45,909)	(70,915)	(274,161)	(44,855)	(126,864)
NET ASSETS:
Beginning of period	339,530	385,439	1,261,591	1,535,752	429,362	556,226
End of period	$390,913	$339,530	$1,190,676	$1,261,591	$384,507	$429,362
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 12 NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED September 30, 2024, (UNAUDITED) OR THE FISCAL YEAR ENDED March 31, 2024

Limited Term U.S. Government Fund		Multi-Manager High Yield Opportunity Fund		Short Bond Fund		Tax-Advantaged Ultra-Short Fixed Income Fund
Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024

$373	$1,197	$6,434	$15,950	$5,261	$9,801	$43,440	$69,578
(248)	(392)	283	(4,508)	242	(5,908)	(1,440)	(697)
832	1	2,504	9,811	5,155	7,114	18,483	30,696
957	806	9,221	21,253	10,658	11,007	60,483	99,577

(5,971)	(24,624)	(4,170)	(30,243)	19,849	(68,967)	39,984	95,927
(5,971)	(24,624)	(4,170)	(30,243)	19,849	(68,967)	39,984	95,927

(374)	(1,200)	(6,435)	(16,135)	(5,313)	(10,014)	(43,443)	(69,592)
(374)	(1,200)	(6,435)	(16,135)	(5,313)	(10,014)	(43,443)	(69,592)
(5,388)	(25,018)	(1,384)	(25,125)	25,194	(67,974)	57,024	125,912

29,455	54,473	189,611	214,736	271,751	339,725	2,505,779	2,379,867
$24,067	$29,455	$188,227	$189,611	$296,945	$271,751	$2,562,803	$2,505,779
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  13 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	Tax-Exempt Fund		Ultra-Short Fixed Income Fund		U.S. Government Fund
Amounts in thousands	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024
OPERATIONS:
Net investment income (Note 6)	$13,149	$26,768	$39,864	$84,898	$371	$1,015
Net realized gains (losses)	(2,633)	(30,362)	311	(4,240)	(110)	(1,206)
Net change in unrealized appreciation	13,447	25,449	12,956	48,676	801	169
Net Increase (Decrease) in Net Assets Resulting from Operations	23,963	21,855	53,131	129,334	1,062	(22)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	14,830	(27,984)	7,862	(821,734)	(1,226)	(22,983)
Net increase in net assets resulting from Siebert Williams Shank Shares transactions	—	—	802	1,257	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	14,830	(27,984)	8,664	(820,477)	(1,226)	(22,983)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(13,153)	(26,774)	(39,027)	(84,225)	(370)	(1,066)
Total Distributions to Shares Shareholders	(13,153)	(26,774)	(39,027)	(84,225)	(370)	(1,066)
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES SHAREHOLDERS:
Distributable earnings	—	—	(804)	(1,335)	—	—
Total Distributions to Siebert Williams Shank Shares Shareholders	—	—	(804)	(1,335)	—	—
Total Increase (Decrease) in Net Assets	25,640	(32,903)	21,964	(776,703)	(534)	(24,071)
NET ASSETS:
Beginning of period	756,094	788,997	1,626,468	2,403,171	24,680	48,751
End of period	$781,734	$756,094	$1,648,432	$1,626,468	$24,146	$24,680
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 14 NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED September 30, 2024, (UNAUDITED) OR THE FISCAL YEAR ENDED March 31, 2024

U.S. Government Money Market Fund		U.S. Government Select Money Market Fund		U.S. Treasury Index Fund
Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024	Sep 30, 2024	Mar 31, 2024

$494,209	$993,246	$113,921	$197,544	$1,042	$1,883
17	39	—	(9)	(633)	(2,382)
—	—	—	—	2,992	149
494,226	993,285	113,921	197,535	3,401	(350)

(468,646)	1,849,938	134,501	953,052	4,731	(8,053)
—	—	—	—	—	—
(468,646)	1,849,938	134,501	953,052	4,731	(8,053)

(494,209)	(993,274)	(113,921)	(197,547)	(1,043)	(1,883)
(494,209)	(993,274)	(113,921)	(197,547)	(1,043)	(1,883)

—	—	—	—	—	—
—	—	—	—	—	—
(468,629)	1,849,949	134,501	953,040	7,089	(10,286)

20,434,524	18,584,575	4,463,018	3,509,978	70,859	81,145
$19,965,895	$20,434,524	$4,597,519	$4,463,018	$77,948	$70,859
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  15 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

Arizona Tax-Exempt Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$9.67	$9.74	$10.13	$10.86	$10.77	$10.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.32	0.30	0.23	0.25	0.28
Net realized and unrealized gains (losses)	0.11	(0.07)	(0.39)	(0.73)	0.09	0.12
Total from Investment Operations	0.27	0.25	(0.09)	(0.50)	0.34	0.40
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.32)	(0.30)	(0.23)	(0.25)	(0.28)
Total Distributions Paid	(0.16)	(0.32)	(0.30)	(0.23)	(0.25)	(0.28)
Net Asset Value, End of Period	$9.78	$9.67	$9.74	$10.13	$10.86	$10.77
Total Return(1)	2.87%	2.62%	(0.82)%	(4.74)%	3.19%	3.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$60,513	$63,291	$77,678	$142,101	$168,504	$135,533
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.47%(4)	0.47%(4)	0.46%	0.46%	0.46%	0.46%
Expenses, before reimbursements and credits	0.70%	0.66%	0.62%	0.60%	0.58%	0.60%
Net investment income, net of reimbursements and credits(3)	3.39%(4)	3.29%(4)	3.03%	2.09%	2.29%	2.56%
Net investment income, before reimbursements and credits	3.16%	3.10%	2.87%	1.95%	2.17%	2.42%
Portfolio Turnover Rate	31.13%	5.51%	16.84%	32.67%	17.20%	63.33%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $3,000, $5,000, $500, $5,000 and $10,000, which represent 0.01 percent of average net assets for the six months ended September 30, 2024 and less than 0.01 percent of average net assets for the fiscal years ended March 31, 2024, 2023, 2022,
2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 16 NORTHERN FUNDS SEMIANNUAL REPORT

Bond Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$9.14	$9.31	$10.04	$10.75	$11.05	$10.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.31	0.24	0.19	0.22	0.28
Net realized and unrealized gains (losses)	0.30	(0.17)	(0.72)	(0.63)	(0.17)	0.65
Total from Investment Operations	0.47	0.14	(0.48)	(0.44)	0.05	0.93
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.31)	(0.25)	(0.22)	(0.25)	(0.30)
From net realized gains	—	—	—	(0.05)	(0.10)	(0.03)
Total Distributions Paid	(0.17)	(0.31)	(0.25)	(0.27)	(0.35)	(0.33)
Net Asset Value, End of Period	$9.44	$9.14	$9.31	$10.04	$10.75	$11.05
Total Return(1)	5.23%	1.60%	(4.77)%	(4.22)%	0.36%	9.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,426,243	$2,357,166	$2,181,197	$2,677,710	$3,252,218	$2,936,072
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.07%(3)	0.07%(3)	0.11%(4)	0.15%(4)	0.15%(4)	0.15%(4)
Expenses, before reimbursements and credits	0.12%	0.12%	0.15%	0.19%	0.19%	0.18%
Net investment income, net of reimbursements and credits	3.73%(3)	3.37%(3)	2.53%(4)	1.77%(4)	1.91%(4)	2.63%(4)
Net investment income, before reimbursements and credits	3.68%	3.32%	2.49%	1.73%	1.87%	2.60%
Portfolio Turnover Rate	22.97%	47.00%	45.33%	48.74%	75.38%	53.74%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $27,000, $1,000, $92,000 and $83,000, which represent less than 0.01 percent of average net assets for the fiscal years ended  March 31, 2023, 2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  17 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

California Intermediate Tax-Exempt Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$9.85	$9.89	$10.17	$10.94	$10.74	$10.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.26	0.23	0.21	0.24	0.27
Net realized and unrealized gains (losses)	0.17	(0.04)	(0.28)	(0.77)	0.22	0.06
Total from Investment Operations	0.30	0.22	(0.05)	(0.56)	0.46	0.33
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)	(0.26)	(0.23)	(0.21)	(0.24)	(0.27)
From net realized gains	—	—	—	—	(0.02)	(— )(1)
Total Distributions Paid	(0.13)	(0.26)	(0.23)	(0.21)	(0.26)	(0.27)
Net Asset Value, End of Period	$10.02	$9.85	$9.89	$10.17	$10.94	$10.74
Total Return(2)	3.09%	2.29%	(0.39)%	(5.20)%	4.29%	3.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$248,523	$249,373	$273,437	$483,410	$533,617	$493,284
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.45%(5)	0.45%(5)	0.45%	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.52%	0.52%	0.51%	0.51%	0.50%	0.50%
Net investment income, net of reimbursements and credits(4)	2.67%(5)	2.66%(5)	2.37%	1.95%	2.18%	2.48%
Net investment income, before reimbursements and credits	2.60%	2.59%	2.31%	1.89%	2.13%	2.43%
Portfolio Turnover Rate	22.47%	14.35%	4.49%	19.44%	16.87%	31.63%

(1)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $19,000, $17,000, less than $1,000  and approximately $19,000 and $26,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023,
2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 18 NORTHERN FUNDS SEMIANNUAL REPORT

California Tax-Exempt Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$10.53	$10.52	$10.91	$11.80	$11.65	$11.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.32	0.27	0.24	0.29	0.33
Net realized and unrealized gains (losses)	0.13	0.01	(0.39)	(0.85)	0.21	0.16
Total from Investment Operations	0.30	0.33	(0.12)	(0.61)	0.50	0.49
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.32)	(0.27)	(0.24)	(0.29)	(0.33)
From net realized gains	—	—	—	(0.04)	(0.06)	(0.07)
Total Distributions Paid	(0.17)	(0.32)	(0.27)	(0.28)	(0.35)	(0.40)
Net Asset Value, End of Period	$10.66	$10.53	$10.52	$10.91	$11.80	$11.65
Total Return(1)	2.84%	3.25%	(1.02)%	(5.35)%	4.32%	4.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$150,642	$150,553	$162,392	$199,909	$218,042	$193,318
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.46%(4)	0.46%(4)	0.45%	0.46%	0.45%	0.46%
Expenses, before reimbursements and credits	0.56%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income, net of reimbursements and credits(3)	3.15%(4)	3.09%(4)	2.60%	2.00%	2.46%	2.78%
Net investment income, before reimbursements and credits	3.05%	3.00%	2.50%	1.91%	2.36%	2.69%
Portfolio Turnover Rate	23.19%	20.78%	23.45%	30.33%	28.48%	55.08%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $14,000, $13,000, less than $1,000 and approximately $9,000 and $16,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  19 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Core Bond Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$8.87	$9.06	$9.82	$10.43	$10.47	$10.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.33	0.25	0.13	0.15	0.23
Net realized and unrealized gains (losses)	0.28	(0.18)	(0.74)	(0.56)	0.18	0.43
Total from Investment Operations	0.46	0.15	(0.49)	(0.43)	0.33	0.66
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)	(0.34)	(0.27)	(0.18)	(0.19)	(0.27)
From net realized gains	—	—	—	—	(0.18)	—
Total Distributions Paid	(0.18)	(0.34)	(0.27)	(0.18)	(0.37)	(0.27)
Net Asset Value, End of Period	$9.15	$8.87	$9.06	$9.82	$10.43	$10.47
Total Return(1)	5.30%	1.77%	(4.92)%	(4.18)%	3.08%	6.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$95,352	$91,706	$112,206	$189,112	$253,092	$194,834
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.41%(4)	0.41%(4)	0.41%	0.41%	0.40%	0.41%
Expenses, before reimbursements and credits	0.53%	0.51%	0.49%	0.47%	0.47%	0.47%
Net investment income, net of reimbursements and credits(3)	4.13%(4)	3.78%(4)	2.84%	1.32%	1.26%	2.33%
Net investment income, before reimbursements and credits	4.01%	3.68%	2.76%	1.26%	1.19%	2.27%
Portfolio Turnover Rate	61.45%	78.68%	247.32%	319.16%	326.11%	485.45%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $6,000, $6,000, $1,000, $10,000 and $15,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022, 2021 and 2020, respectively.
Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 20 NORTHERN FUNDS SEMIANNUAL REPORT

Fixed Income Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$8.86	$9.02	$9.84	$10.45	$10.18	$9.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.34	0.28	0.20 (1)	0.19	0.27
Net realized and unrealized gains (losses)	0.29	(0.15)	(0.80)	(0.56)	0.38	0.24
Total from Investment Operations	0.48	0.19	(0.52)	(0.36)	0.57	0.51
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.19)	(0.35)	(0.30)	(0.25)	(0.24)	(0.30)
From net realized gains	—	—	—	—	(0.06)	—
Total Distributions Paid	(0.19)	(0.35)	(0.30)	(0.25)	(0.30)	(0.30)
Net Asset Value, End of Period	$9.15	$8.86	$9.02	$9.84	$10.45	$10.18
Total Return(3)	5.49%	2.20%	(5.23)%	(3.58)%	5.63%(4)	5.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$356,680	$347,529	$481,875	$696,741	$822,261	$841,826
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.45%(7)	0.45%(7)	0.45%	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.52%	0.51%	0.50%	0.49%	0.49%	0.49%
Net investment income, net of reimbursements and credits(6)	4.28%(7)	3.82%(7)	3.17%	1.95%	1.83%	2.66%
Net investment income, before reimbursements and credits	4.21%	3.76%	3.12%	1.91%	1.79%	2.62%
Portfolio Turnover Rate	61.69%	81.39%	188.84%	248.30%	261.29%	439.40%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share. Without theses reimbursements, the total return would have been -3.59%.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 5.62%.
(5)	Annualized for periods less than one year.
(6)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $13,000, $18,000, less than $1,000, and approximately $25,000 and $55,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023,
2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(7)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  21 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

High Yield Fixed Income Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$5.98	$5.75	$6.39	$6.78	$5.57	$6.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.39	0.35	0.35 (1)	0.36	0.40
Net realized and unrealized gains (losses)	0.17	0.24	(0.62)	(0.38)	1.21	(1.02)
Total from Investment Operations	0.37	0.63	(0.27)	(0.03)	1.57	(0.62)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.20)	(0.40)	(0.37)	(0.36)	(0.36)	(0.41)
Total Distributions Paid	(0.20)	(0.40)	(0.37)	(0.36)	(0.36)	(0.41)
Net Asset Value, End of Period	$6.15	$5.98	$5.75	$6.39	$6.78	$5.57
Total Return(3)	6.37%	11.28%	(4.08)%	(0.61)%	28.40%	(9.96)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,810,046	$2,670,169	$2,846,355	$3,879,135	$3,330,270	$3,153,247
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	0.60%(6)	0.60%(6)	0.68%	0.78%	0.78%	0.78%
Expenses, before reimbursements and credits	0.64%	0.64%	0.72%	0.83%	0.83%	0.82%
Net investment income, net of reimbursements and credits(5)	6.78%(6)	6.70%(6)	6.15%	5.17%	5.62%	6.10%
Net investment income, before reimbursements and credits	6.74%	6.66%	6.11%	5.12%	5.57%	6.06%
Portfolio Turnover Rate	23.47%	33.79%	20.68%	30.32%	54.82%	47.65%

(1)	The Northern Trust Company reimbursed the Fund approximately $8,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $67,000, $126,000, $186,000, $9,000, $70,000 and $94,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 22 NORTHERN FUNDS SEMIANNUAL REPORT

High Yield Municipal Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$7.42	$7.37	$8.31	$8.95	$8.31	$8.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.34	0.31	0.28	0.32	0.34
Net realized and unrealized gains (losses)	0.21	0.05	(0.94)	(0.64)	0.64	(0.39)
Total from Investment Operations	0.36	0.39	(0.63)	(0.36)	0.96	(0.05)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)	(0.34)	(0.31)	(0.28)	(0.32)	(0.34)
Total Distributions Paid	(0.15)	(0.34)	(0.31)	(0.28)	(0.32)	(0.34)
Net Asset Value, End of Period	$7.63	$7.42	$7.37	$8.31	$8.95	$8.31
Total Return(1)	4.95%	5.47%	(7.48)%	(4.27)%	11.75%	(0.68)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$390,913	$339,530	$385,439	$773,185	$598,937	$509,834
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.58%(4)	0.58%(4)	0.59%	0.60%	0.60%	0.60%
Expenses, before reimbursements and credits	0.64%	0.64%	0.71%	0.83%	0.84%	0.84%
Net investment income, net of reimbursements and credits(3)	4.09%(4)	4.64%(4)	4.14%	3.05%	3.71%	3.87%
Net investment income, before reimbursements and credits	4.03%	4.58%	4.02%	2.82%	3.47%	3.63%
Portfolio Turnover Rate	13.35%	14.76%	11.97%	21.90%	33.75%	47.62%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $26,000, $41,000, $19,000, $1,000, $18,000 and $24,000, which represent 0.01 percent of average net assets for the six months ended September 30, 2024 and less than 0.01 percent of average net assets for the fiscal years ended March 31, 2024, 2023,
2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  23 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Intermediate Tax-Exempt Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$9.79	$9.85	$10.14	$10.83	$10.68	$10.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.28	0.25	0.19	0.21	0.24
Net realized and unrealized gains (losses)	0.13	(0.06)	(0.29)	(0.65)	0.22	0.15
Total from Investment Operations	0.28	0.22	(0.04)	(0.46)	0.43	0.39
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)	(0.28)	(0.25)	(0.19)	(0.21)	(0.24)
From net realized gains	—	—	—	(0.04)	(0.07)	(0.04)
Total Distributions Paid	(0.15)	(0.28)	(0.25)	(0.23)	(0.28)	(0.28)
Net Asset Value, End of Period	$9.92	$9.79	$9.85	$10.14	$10.83	$10.68
Total Return(1)	2.87%	2.29%	(0.29)%	(4.35)%	4.01%	3.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,190,676	$1,261,591	$1,535,752	$2,685,118	$3,073,366	$3,017,951
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45%(3)(4)	0.45%(3)(4)	0.45%(4)	0.45%	0.45%(4)	0.45%(4)
Expenses, before reimbursements and credits	0.50%	0.50%	0.49%	0.48%	0.48%	0.47%
Net investment income, net of reimbursements and credits	3.03%(3)(4)	2.88%(3)(4)	2.55%(4)	1.73%	1.90%(4)	2.23%(4)
Net investment income, before reimbursements and credits	2.98%	2.83%	2.51%	1.70%	1.87%	2.21%
Portfolio Turnover Rate	26.04%	18.08%	16.89%	79.63%	82.72%	127.62%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $23,000, $64,000, $46,000, $104,000 and $267,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 24 NORTHERN FUNDS SEMIANNUAL REPORT

Limited Term Tax-Exempt Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$9.88	$9.92	$9.93	$10.43	$10.35	$10.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.21	0.16	0.09	0.12	0.18
Net realized and unrealized gains (losses)	0.14	(0.04)	(0.01)	(0.41)	0.24	0.04
Total from Investment Operations	0.26	0.17	0.15	(0.32)	0.36	0.22
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)	(0.21)	(0.16)	(0.09)	(0.12)	(0.18)
From net realized gains	—	—	—	(0.09)	(0.16)	(0.06)
Total Distributions Paid	(0.12)	(0.21)	(0.16)	(0.18)	(0.28)	(0.24)
Net Asset Value, End of Period	$10.02	$9.88	$9.92	$9.93	$10.43	$10.35
Total Return(1)	2.64%	1.74%	1.59%	(3.08)%	3.47%	2.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$384,507	$429,362	$556,226	$726,540	$917,624	$880,475
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45%(3)(4)	0.45%(3)(4)	0.45%(4)	0.45%	0.45%(4)	0.45%(4)
Expenses, before reimbursements and credits	0.51%	0.50%	0.50%	0.50%	0.50%	0.49%
Net investment income, net of reimbursements and credits	2.39%(3)(4)	2.11%(3)(4)	1.66%(4)	0.87%	1.11%(4)	1.71%(4)
Net investment income, before reimbursements and credits	2.33%	2.06%	1.61%	0.82%	1.06%	1.67%
Portfolio Turnover Rate	21.37%	16.10%	49.86%	94.18%	98.82%	126.29%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $21,000, $30,000, $46,000 and $63,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  25 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Limited Term U.S. Government Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$9.22	$9.29	$9.55	$10.02	$10.06	$9.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.26	0.20	0.01	0.01	0.14
Net realized and unrealized gains (losses)	0.24	(0.07)	(0.26)	(0.46)	(0.03)	0.47
Total from Investment Operations	0.38	0.19	(0.06)	(0.45)	(0.02)	0.61
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.26)	(0.20)	(0.02)	(0.02)	(0.15)
Total Distributions Paid	(0.14)	(0.26)	(0.20)	(0.02)	(0.02)	(0.15)
Net Asset Value, End of Period	$9.46	$9.22	$9.29	$9.55	$10.02	$10.06
Total Return(1)	4.12%	2.11%	(0.58)%	(4.43)%	(0.26)%	6.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$24,067	$29,455	$54,473	$47,975	$63,809	$58,501
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.44%(3)(4)	0.42%(3)(4)	0.42%(4)	0.42%	0.41%(4)	0.42%(4)
Expenses, before reimbursements and credits	0.75%	0.64%	0.58%	0.58%	0.54%	0.62%
Net investment income, net of reimbursements and credits	2.93%(3)(4)	2.83%(3)(4)	2.20%(4)	0.17%	0.02%(4)	1.41%(4)
Net investment income (loss), before reimbursements and credits	2.62%	2.61%	2.04%	0.01%	(0.11)%	1.21%
Portfolio Turnover Rate	20.70%	46.49%	335.99%	411.02%	445.85%	838.97%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, $1,000 and approximately $4,000, $4,000 and $8,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 26 NORTHERN FUNDS SEMIANNUAL REPORT

Multi-Manager High Yield Opportunity Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$8.43	$8.21	$9.05	$9.41	$7.97	$9.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.64	0.48	0.44 (1)	0.58	0.63
Net realized and unrealized gains (losses)	0.13	0.23	(0.84)	(0.33)	1.46	(1.59)
Total from Investment Operations	0.43	0.87	(0.36)	0.11	2.04	(0.96)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.30)	(0.65)	(0.48)	(0.47)	(0.60)	(0.63)
Total Distributions Paid	(0.30)	(0.65)	(0.48)	(0.47)	(0.60)	(0.63)
Net Asset Value, End of Period	$8.56	$8.43	$8.21	$9.05	$9.41	$7.97
Total Return(3)	5.24%	11.11%	(3.80)%	1.06%	26.25%	(10.79)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$188,227	$189,611	$214,736	$180,833	$174,617	$214,288
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	0.68%(6)	0.74%(6)	0.85%	0.86%	0.85%	0.86%
Expenses, before reimbursements and credits	0.77%	0.83%	0.94%	0.95%	0.95%	0.95%
Net investment income, net of reimbursements and credits(5)	7.10%(6)	7.76%(6)	5.80%	4.68%	6.27%	6.57%
Net investment income, before reimbursements and credits	7.01%	7.67%	5.71%	4.59%	6.17%	6.48%
Portfolio Turnover Rate	27.84%	44.77%	67.37%	64.94%	91.41%	63.55%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $8,000, $14,000, $16,000, less than $1,000 and approximately $7,000 and $18,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  27 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Short Bond Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$18.06	$17.98	$18.30	$19.06	$18.59	$18.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35	0.57	0.33	0.20	0.32	0.45
Net realized and unrealized gains (losses)	0.35	0.10	(0.31)	(0.74)	0.49	(0.07)
Total from Investment Operations	0.70	0.67	0.02	(0.54)	0.81	0.38
LESS DISTRIBUTIONS PAID:
From net investment income	(0.35)	(0.59)	(0.34)	(0.22)	(0.34)	(0.46)
Total Distributions Paid	(0.35)	(0.59)	(0.34)	(0.22)	(0.34)	(0.46)
Net Asset Value, End of Period	$18.41	$18.06	$17.98	$18.30	$19.06	$18.59
Total Return(1)	3.93%	3.78%	0.20%	(2.88)%	4.34%	2.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$296,945	$271,751	$339,725	$425,415	$437,099	$371,803
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.40%(4)	0.40%(4)	0.40%	0.40%	0.40%	0.40%
Expenses, before reimbursements and credits	0.46%	0.45%	0.45%	0.45%	0.45%	0.44%
Net investment income, net of reimbursements and credits(3)	3.86%(4)	3.18%(4)	1.86%	1.05%	1.64%	2.40%
Net investment income, before reimbursements and credits	3.80%	3.13%	1.81%	1.00%	1.59%	2.36%
Portfolio Turnover Rate	42.25%	78.89%	76.98%	45.52%	57.85%	95.09%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $8,000, $16,000, $10,000, $6,000 and $10,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022, 2021 and 2020, respectively.
Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 28 NORTHERN FUNDS SEMIANNUAL REPORT

Tax-Advantaged Ultra-Short Fixed Income Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$10.13	$10.01	$10.01	$10.21	$10.14	$10.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.30	0.15	0.05	0.08	0.16
Net realized and unrealized gains (losses)	0.08	0.12	—	(0.19)	0.08	0.01
Total from Investment Operations	0.26	0.42	0.15	(0.14)	0.16	0.17
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)	(0.30)	(0.15)	(0.05)	(0.08)	(0.16)
From net realized gains	—	—	—	(0.01)	(0.01)	(0.01)
Total Distributions Paid	(0.18)	(0.30)	(0.15)	(0.06)	(0.09)	(0.17)
Net Asset Value, End of Period	$10.21	$10.13	$10.01	$10.01	$10.21	$10.14
Total Return(1)	2.58%	4.23%	1.58%	(1.41)%	1.59%	1.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,562,803	$2,505,779	$2,379,867	$3,993,867	$4,861,104	$3,737,559
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.25%(3)(4)	0.25%(3)(4)	0.25%(4)	0.25%	0.25%(4)	0.25%(4)
Expenses, before reimbursements and credits	0.28%	0.28%	0.28%	0.27%	0.27%	0.27%
Net investment income, net of reimbursements and credits	3.53%(3)(4)	2.96%(3)(4)	1.48%(4)	0.48%	0.74%(4)	1.52%(4)
Net investment income, before reimbursements and credits	3.50%	2.93%	1.45%	0.46%	0.72%	1.50%
Portfolio Turnover Rate	27.86%	43.74%	43.43%	84.82%	79.08%	70.19%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $102,000, $215,000, $66,000, $139,000 and $175,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  29 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Tax-Exempt Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$9.58	$9.66	$10.19	$10.96	$10.76	$10.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.34	0.31	0.21	0.24	0.30
Net realized and unrealized gains (losses)	0.14	(0.08)	(0.53)	(0.72)	0.24	0.16
Total from Investment Operations	0.31	0.26	(0.22)	(0.51)	0.48	0.46
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.34)	(0.31)	(0.21)	(0.24)	(0.30)
From net realized gains	—	—	—	(0.05)	(0.04)	(0.03)
Total Distributions Paid	(0.17)	(0.34)	(0.31)	(0.26)	(0.28)	(0.33)
Net Asset Value, End of Period	$9.72	$9.58	$9.66	$10.19	$10.96	$10.76
Total Return(1)	3.25%	2.73%	(2.10)%	(4.76)%	4.46%	4.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$781,734	$756,094	$788,997	$1,661,137	$2,020,291	$1,639,701
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45%(3)(4)	0.45%(3)(4)	0.45%(4)	0.45%(4)	0.45%(4)	0.45%(4)
Expenses, before reimbursements and credits	0.50%	0.50%	0.50%	0.49%	0.49%	0.49%
Net investment income, net of reimbursements and credits	3.50%(3)(4)	3.52%(3)(4)	3.15%(4)	1.93%(4)	2.13%(4)	2.73%(4)
Net investment income, before reimbursements and credits	3.45%	3.47%	3.10%	1.89%	2.09%	2.69%
Portfolio Turnover Rate	18.56%	31.74%	19.52%	86.00%	91.58%	122.55%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $23,000, $40,000, $26,000, $118,000 and $183,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024 and 2023 and 0.02 percent of average net assets for the fiscal years ended 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 30 NORTHERN FUNDS SEMIANNUAL REPORT

Ultra-Short Fixed Income Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$10.25	$10.03	$10.08	$10.31	$10.10	$10.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	0.42	0.21	0.06	0.11	0.24
Net realized and unrealized gains (losses)	0.08	0.23	(0.04)	(0.21)	0.23	(0.09)
Total from Investment Operations	0.33	0.65	0.17	(0.15)	0.34	0.15
LESS DISTRIBUTIONS PAID:
From net investment income	(0.25)	(0.43)	(0.22)	(0.06)	(0.11)	(0.24)
From net realized gains	—	—	—	(0.02)	(0.02)	—
Total Distributions Paid	(0.25)	(0.43)	(0.22)	(0.08)	(0.13)	(0.24)
Net Asset Value, End of Period	$10.33	$10.25	$10.03	$10.08	$10.31	$10.10
Total Return(1)	3.25%	6.59%	1.77%	(1.44)%	3.29%	1.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,614,733	$1,593,840	$2,372,561	$3,179,581	$3,690,747	$2,189,187
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.25%(4)	0.25%(4)	0.25%	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.29%	0.29%	0.28%	0.28%	0.28%	0.28%
Net investment income, net of reimbursements and credits(3)	4.87%(4)	4.14%(4)	2.14%	0.55%	0.94%	2.33%
Net investment income, before reimbursements and credits	4.83%	4.10%	2.11%	0.52%	0.91%	2.30%
Portfolio Turnover Rate	22.04%	21.16%	25.09%	76.61%	73.99%	75.95%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $45,000, $133,000, $118,000, $7,000, $142,000 and $43,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  31 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued
Ultra-Short Fixed Income Fund	Siebert Williams Shank
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	PERIOD ENDED Mar 31, 2023(1)
Net Asset Value, Beginning of Period	$10.25	$10.03	$9.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	0.43	0.15
Net realized and unrealized gains	0.08	0.22	0.06
Total from Investment Operations	0.33	0.65	0.21
LESS DISTRIBUTIONS PAID:
From net investment income	(0.25)	(0.43)	(0.16)
Total Distributions Paid	(0.25)	(0.43)	(0.16)
Net Asset Value, End of Period	$10.33	$10.25	$10.03
Total Return(2)	3.25%	6.59%	2.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$33,699	$32,628	$30,610
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.25%(5)	0.25%(5)	0.25%
Expenses, before reimbursements and credits	0.29%	0.28%	0.28%
Net investment income, net of reimbursements and credits(4)	4.87%(5)	4.19%(5)	2.94%(6)
Net investment income, before reimbursements and credits	4.83%	4.16%	2.91%(6)
Portfolio Turnover Rate	22.04%	21.16%	25.09%

(1)	For the period from September 13, 2022 (commencement of class operations) through March 31, 2023.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $2,000 and less than $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal year ended March 31, 2024 and the period from September 13, 2022 (commencement of operations) through March 31, 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)
As the Fund commenced operations of Siebert Williams Shank shares on September 13, 2022, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 32 NORTHERN FUNDS SEMIANNUAL REPORT

U.S. Government Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$8.75	$8.87	$9.23	$9.71	$10.17	$9.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.25	0.19	0.04	0.01	0.14
Net realized and unrealized gains (losses)	0.27	(0.11)	(0.35)	(0.47)	(0.16)	0.68
Total from Investment Operations	0.41	0.14	(0.16)	(0.43)	(0.15)	0.82
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.26)	(0.20)	(0.04)	(0.03)	(0.15)
From net realized gains	—	—	—	(0.01)	(0.28)	—
Total Distributions Paid	(0.14)	(0.26)	(0.20)	(0.05)	(0.31)	(0.15)
Net Asset Value, End of Period	$9.02	$8.75	$8.87	$9.23	$9.71	$10.17
Total Return(1)	4.72%	1.60%	(1.72)%	(4.48)%	(1.58)%	8.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$24,146	$24,680	$48,751	$44,292	$53,343	$39,379
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.44%(3)(4)	0.43%(3)(4)	0.42%(4)	0.43%	0.42%(4)	0.43%(4)
Expenses, before reimbursements and credits	0.77%	0.63%	0.60%	0.61%	0.57%	0.73%
Net investment income, net of reimbursements and credits	3.17%(3)(4)	2.75%(3)(4)	2.25%(4)	0.36%	0.11%(4)	1.43%(4)
Net investment income (loss), before reimbursements and credits	2.84%	2.55%	2.07%	0.18%	(0.04)%	1.13%
Portfolio Turnover Rate	17.13%	59.75%	344.21%	492.24%	517.52%	854.95%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 and approximately $1,000, $5,000, $2,000 and $4,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  33 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. Government Money Market Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.05	0.02	— (1)	— (1)	0.02
Net realized and unrealized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.03	0.05	0.02	—	—	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.05)	(0.02)	(— )(3)	(— )(3)	(0.02)
Total Distributions Paid	(0.03)	(0.05)	(0.02)	—	—	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	2.53%(5)	5.07%(6)	2.26%(7)	0.01%(8)(9)	0.03%(10)	1.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$19,965,895	$20,434,524	$18,584,575	$20,213,443	$17,518,409	$16,586,659
Ratio to average net assets of:(11)
Expenses, net of reimbursements and credits	0.35%	0.35%	0.34%(12)	0.09%(12)	0.22%(12)	0.35%(12)
Expenses, before reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income, net of reimbursements and credits	5.01%	4.95%	2.21%(12)	0.01%(12)	0.03%(12)	1.70%(12)
Net investment income (loss), before reimbursements and credits	5.00%	4.94%	2.19%	(0.26)%	(0.11)%	1.69%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)
During the six months ended September 30, 2024, the Fund received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Fund’s total return, net investment income ratio and gross investment income ratio.

(6)
During the fiscal year ended March 31, 2024, the Fund received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Fund’s total return, net investment income ratio and gross investment income ratio.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $1,833,000. Total return excluding the voluntary reimbursement would have been 2.25%.
(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $47,814,000. Total return excluding the voluntary reimbursement would have been -0.25%.
(9)
During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and -0.27%, respectively.

(10)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $22,397,000. Total return excluding the voluntary reimbursement would have been -0.10%.
(11)	Annualized for periods less than one year.
(12)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 34 NORTHERN FUNDS SEMIANNUAL REPORT

U.S. Government Select Money Market Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.05	0.02	— (1)	— (1)	0.02
Net realized and unrealized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.03	0.05	0.02	—	—	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.05)	(0.02)	(— )(3)	(— )(3)	(0.02)
Total Distributions Paid	(0.03)	(0.05)	(0.02)	—	—	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	2.53%(5)	5.10%(6)	2.29%(7)	0.25%(8)(9)	0.03%(10)	1.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,597,519	$4,463,018	$3,509,978	$3,727,339	$3,911,252	$3,602,443
Ratio to average net assets of:(11)
Expenses, net of reimbursements and credits	0.35%	0.35%	0.34%(12)	0.09%(12)	0.23%(12)	0.35%(12)
Expenses, before reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%	0.37%
Net investment income, net of reimbursements and credits	5.01%	4.98%	2.24%(12)	0.23%(12)	0.02%(12)	1.69%(12)
Net investment income (loss), before reimbursements and credits	5.00%	4.97%	2.22%	(0.04)%	(0.11)%	1.67%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)
During the six months ended September 30, 2024, the Fund received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Fund’s total return, net investment income ratio and gross investment income ratio.

(6)
During the fiscal year ended March 31, 2024, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 5.07% and the net investment income ratio and gross investment income ratio would have been 4.95% and 4.94%, respectively.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $338,000. Total return excluding the voluntary reimbursement would have been 2.28%.
(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $9,653,000. Total return excluding the voluntary reimbursement would have been -0.01%.
(9)
During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and -0.27%, respectively.

(10)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $4,729,000. Total return excluding the voluntary reimbursement would have been -0.10%.
(11)	Annualized for periods less than one year.
(12)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  35 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. Treasury Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2024 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021	FISCAL YEAR ENDED Mar 31, 2020
Net Asset Value, Beginning of Period	$19.16	$19.67	$21.02	$22.31	$23.79	$21.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	0.48	0.36	0.31	0.33	0.45
Net realized and unrealized gains (losses)	0.62	(0.51)	(1.35)	(1.10)	(1.48)	2.36
Total from Investment Operations	0.90	(0.03)	(0.99)	(0.79)	(1.15)	2.81
LESS DISTRIBUTIONS PAID:
From net investment income	(0.28)	(0.48)	(0.36)	(0.31)	(0.33)	(0.45)
From net realized gains	—	—	—	(0.19)	—	—
Total Distributions Paid	(0.28)	(0.48)	(0.36)	(0.50)	(0.33)	(0.45)
Net Asset Value, End of Period	$19.78	$19.16	$19.67	$21.02	$22.31	$23.79
Total Return(1)	4.73%	(0.10)%	(4.65)%	(3.65)%	(4.89)%	13.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$77,948	$70,859	$81,145	$87,117	$100,374	$103,045
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.16%(4)	0.16%(4)	0.16%	0.16%	0.16%	0.16%
Expenses, before reimbursements and credits	0.29%	0.27%	0.27%	0.27%	0.26%	0.28%
Net investment income, net of reimbursements and credits(3)	2.90%(4)	2.51%(4)	1.86%	1.38%	1.40%	2.04%
Net investment income, before reimbursements and credits	2.77%	2.40%	1.75%	1.27%	1.30%	1.92%
Portfolio Turnover Rate	17.34%	24.25%	28.48%	32.19%	59.23%	50.28%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, and approximately $1,000, $1,000, less than $1,000, and approximately $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2024 and for the fiscal years ended March 31, 2024, 2023,
2022, 2021 and 2020, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 36 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

ARIZONA TAX-EXEMPT FUND	September 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 94.9%
Arizona – 87.6%
Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$850	$946
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,014
5.00%, 7/1/41	1,000	1,011
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	519
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	395
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/41	500	492
Arizona State University Sustainable Revenue Bonds, Series A,
5.00%, 7/1/36	795	868
Bullhead City Excise TRB,
4.00%, 7/1/52	1,000	973
Bullhead City Excise TRB, Second Series,
2.70%, 7/1/51	2,500	1,790
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	425	437
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	522
5.00%, 7/1/30	500	521
5.00%, 7/1/31	600	625
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	500	555
Glendale Senior Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/37	1,000	1,176
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9%continued
Arizona – 87.6%continued
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	$785	$806
Marana Pledged Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	875	888
Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	275	281
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/36	305	317
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/32	250	271
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,053
Maricopa County Elementary School District No. 66 Roosevelt Elementary G.O. Unlimited Bonds, Series C, Project of 2020 (AGM Insured),
5.00%, 7/1/30	275	309
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	625	665
Maricopa County Elementary School District No. 92 Pendergast Elementary G.O. Unlimited Bonds, Series B,
5.00%, 7/1/25	450	457
5.00%, 7/1/26	390	406
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  37 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9%continued
Arizona – 87.6%continued
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	$1,285	$1,380
5.00%, 7/1/47	1,000	1,050
Maricopa County IDA Educational Revenue Refunding Bonds, Legacy Traditional School,
4.25%, 7/1/44	300	289
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	4,000	4,167
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,292
Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/35	1,000	1,066
4.00%, 7/1/38	2,500	2,529
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	561
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2015,
5.00%, 7/1/27	1,000	1,069
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	407
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	650	672
Mesa Utility System Revenue Bonds,
3.00%, 7/1/44	500	426
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	1,000	1,054
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9%continued
Arizona – 87.6%continued
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	$1,000	$1,006
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	1,545	1,640
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,330	1,095
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Refunding Bonds,
5.00%, 7/1/33	840	886
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/34	700	756
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	2,850	3,083
Phoenix G.O. Unlimited Bonds, Series A,
5.00%, 7/1/41	750	861
5.00%, 7/1/47	750	836
Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	968
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	740
Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),
5.00%, 7/1/26	1,000	1,039
Queen Creek Excise Tax & State Shared Revenue Bonds,
4.00%, 8/1/45	1,250	1,255
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,119
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 38 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9%continued
Arizona – 87.6%continued
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	$1,675	$1,837
Sedona Excise TRB (AGM Insured),
5.00%, 7/1/41	100	110
Sedona Excise TRB (BAM Insured),
4.00%, 7/1/38	350	365
Tempe Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/32	550	638
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	461
Yavapai County Jail District Revenue Bonds (BAM Insured),
5.00%, 7/1/29	955	1,054
		53,008
Colorado – 1.8%
Colorado Springs School District No. 11 COPS (BAM Insured),
5.25%, 12/15/48	990	1,108
Florida – 2.0%
Brevard County School Board Refunding COPS, Series A,
5.00%, 7/1/27	1,115	1,190
Kansas – 0.9%
Sedgwick County Unified School District No. 262 G.O. Unlimited Refunding Bonds (AGM Insured),
4.50%, 9/1/44	515	526
Ohio – 0.3%
Ohio State Housing Finance Agency Residential Mortgage Backed Sustainable Revenue Bonds (GNMA, FNMA, FHLMC Insured),
5.50%, 9/1/29	160	179
Texas – 0.4%
Wink Loving Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/33	260	264
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.9%continued
Virginia – 1.9%
Richmond G.O. Unlimited Refunding Bonds, Series B,
4.00%, 7/15/29	$1,095	$1,136
Total Municipal Bonds
(Cost $60,800)		57,411

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(3) (4)	2,179,391	$2,179
Total Investment Companies
(Cost $2,179)		2,179

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.6%
Yavapai County Community College District Revenue Bonds (BAM Insured),
5.00%, 7/1/25	$400	$406
Total Short-Term Investments
(Cost $405)		406

Total Investments – 99.1%
(Cost $63,384)		59,996
Other Assets less Liabilities – 0.9%		517
NET ASSETS – 100.0%		$60,513

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2024 is disclosed.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  39 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued	September 30, 2024 (UNAUDITED)

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

PSF - Permanent School Fund

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$57,411	$—	$57,411
Investment Companies	2,179	—	—	2,179
Short-Term Investments	—	406	—	406
Total Investments	$2,179	$57,817	$—	$59,996

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 40 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

BOND INDEX FUND	September 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.5%
Auto Loan – 0.3%
Ally Auto Receivables Trust, Series 2023-1, Class A3
5.46%, 5/15/28	$100	$101
Ally Auto Receivables Trust, Series 2024-2, Class A3
4.14%, 7/16/29(1)	100	100
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3
5.81%, 5/18/28	100	102
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B
5.84%, 7/18/29	50	52
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C
6.00%, 7/18/29	50	52
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	100	101
BMW Vehicle Owner Trust, Series 2023-A, Class A3
5.47%, 2/25/28	50	51
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3
4.87%, 2/15/28	100	100
Carmax Auto Owner Trust, Series 2023-2, Class A3
5.05%, 1/18/28	100	101
CarMax Auto Owner Trust, Series 2023-4, Class A4
5.96%, 5/15/29	250	261
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	100	101
CarMax Auto Owner Trust, Series 2024-2, Class A3
5.50%, 1/16/29	100	103
CarMax Auto Owner Trust, Series 2024-2, Class B
5.69%, 11/15/29	100	104
Carvana Auto Receivables Trust, Series 2024-P3, Class A3
4.26%, 10/10/29	75	75
Carvana Auto Receivables Trust, Series 2024-P3, Class A4
4.31%, 9/10/30	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	$25	$25
Drive Auto Receivables Trust, Series 2024-2, Class C
4.67%, 5/17/32	25	25
Exeter Automobile Receivables Trust, Series 2024-1A, Class B
5.29%, 8/15/28	50	50
Exeter Automobile Receivables Trust, Series 2024-2A, Class C
5.74%, 5/15/29	50	51
Exeter Automobile Receivables Trust, Series 2024-2A, Class D
5.92%, 2/15/30	50	51
Exeter Automobile Receivables Trust, Series 2024-3A, Class C
5.70%, 7/16/29	50	51
Exeter Automobile Receivables Trust, Series 2024-4A, Class B
5.29%, 8/15/30	50	51
Exeter Automobile Receivables Trust, Series 2024-4A, Class C
5.48%, 8/15/30	50	51
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	50	51
Ford Credit Auto Lease Trust, Series 2024-B, Class A3
4.99%, 12/15/27	100	101
Ford Credit Auto Owner Trust, Series 2022-C, Class B
5.03%, 2/15/28	25	25
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.22%, 3/15/30	25	25
Ford Credit Auto Owner Trust, Series 2023-A, Class A3
4.65%, 2/15/28	100	100
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	100	101
Ford Credit Auto Owner Trust, Series 2023-C, Class A3
5.53%, 9/15/28	100	102
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  41 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
Ford Credit Auto Owner Trust, Series 2024-A, Class A4
5.01%, 9/15/29	$100	$102
Ford Credit Auto Owner Trust, Series 2024-C, Class A3
4.07%, 7/15/29	100	100
Ford Credit Auto Owner Trust, Series 2024-C, Class B
4.40%, 8/15/30	25	25
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3
5.09%, 3/22/27	150	152
GM Financial Automobile Leasing Trust, Series 2024-3, Class A3
10/20/27(1) (2)	100	100
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	200	200
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3
5.45%, 6/16/28	175	178
GM Financial Consumer Automobile Receivables Trust, Series 2024-3, Class A3
5.13%, 4/16/29	100	102
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	50	51
Harley-Davidson Motorcycle Trust, Series 2024-B, Class A3
4.31%, 7/16/29	50	50
Honda Auto Receivables Owner Trust, Series 2022-2, Class A4
3.76%, 12/18/28	100	99
Honda Auto Receivables Owner Trust, Series 2023-2, Class A3
4.93%, 11/15/27	100	101
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3
5.41%, 2/18/28	100	101
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4
5.17%, 5/15/30	100	103
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
Honda Auto Receivables Owner Trust, Series 2024-3, Class A3
4.57%, 3/21/29	$100	$101
Hyundai Auto Receivables Trust, Series 2023-B, Class A3
5.48%, 4/17/28	100	102
Hyundai Auto Receivables Trust, Series 2023-C, Class A3
5.54%, 10/16/28	100	102
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	100	102
Hyundai Auto Receivables Trust, Series 2024-B, Class A3
4.84%, 3/15/29	50	51
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3
5.32%, 1/18/28	50	51
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A3
4.23%, 2/15/28	50	50
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	100	103
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	100	101
Nissan Auto Lease Trust, Series 2024-B, Class A3
4.92%, 11/15/27	100	102
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 3/15/28	100	102
Santander Drive Auto Receivables Trust, Series 2022-3, Class C
4.49%, 8/15/29	50	50
Santander Drive Auto Receivables Trust, Series 2023-1, Class C
5.09%, 5/15/30	100	101
Santander Drive Auto Receivables Trust, Series 2023-4, Class B
5.77%, 12/15/28	50	51
Santander Drive Auto Receivables Trust, Series 2023-4, Class C
6.04%, 12/15/31	50	52
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 42 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
Santander Drive Auto Receivables Trust, Series 2024-1, Class B
5.23%, 12/15/28	$50	$51
Santander Drive Auto Receivables Trust, Series 2024-1, Class C
5.45%, 3/15/30	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class B
5.78%, 7/16/29	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class C
5.84%, 6/17/30	50	52
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 8/15/31	25	26
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3
4.85%, 1/16/29	100	101
Santander Drive Auto Receivables Trust, Series 2024-4, Class B
4.93%, 9/17/29	50	50
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A4
3.77%, 2/15/28	100	99
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
4.71%, 2/15/28	100	101
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3
5.16%, 4/17/28	100	101
Toyota Auto Receivables Owner Trust, Series 2023-D, Class A3
5.54%, 8/15/28	100	102
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3
5.33%, 1/16/29	100	102
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A4
4.83%, 11/15/29	100	103
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A3
5.02%, 6/20/28	100	101
Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A3
5.48%, 12/20/28	100	102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Auto Loan – 0.3%continued
World Omni Auto Receivables Trust, Series 2022-C, Class A4
3.68%, 9/15/28	$100	$99
World Omni Auto Receivables Trust, Series 2023-C, Class A3
5.15%, 11/15/28	100	101
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	100	101
World Omni Auto Receivables Trust, Series 2024-C, Class A3
4.43%, 12/17/29	50	50
World Omni Select Auto Trust, Series 2024-A, Class A3
4.98%, 2/15/30	50	51
		6,569
Credit Card – 0.1%
American Express Credit Account Master Trust, Series 2023-1, Class A
4.87%, 5/15/28	150	152
American Express Credit Account Master Trust, Series 2023-2, Class A
4.80%, 5/15/30	100	103
American Express Credit Account Master Trust, Series 2023-3, Class A
5.23%, 9/15/28	125	128
American Express Credit Account Master Trust, Series 2023-4, Class A
5.15%, 9/15/30	100	104
American Express Credit Account Master Trust, Series 2024-2, Class A
5.24%, 4/15/31	100	105
American Express Credit Account Master Trust, Series 2024-3, Class A
4.65%, 7/15/29	100	102
BA Credit Card Trust, Series 2022-A2, Class A2
5.00%, 4/15/28	150	151
BA Credit Card Trust, Series 2023-A1, Class A1
4.79%, 5/15/28	150	151
BA Credit Card Trust, Series 2023-A2, Class A2
4.98%, 11/15/28	100	102
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  43 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Credit Card – 0.1%continued
BA Credit Card Trust, Series 2024-A1, Class A
4.93%, 5/15/29	$125	$128
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 8/15/28	150	145
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	136
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	150	151
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/17/29	100	100
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	150	153
Chase Issuance Trust, Series 2023-A2, Class A
5.08%, 9/15/30	100	104
Chase Issuance Trust, Series 2024-A1, Class A
4.60%, 1/16/29	100	101
Chase Issuance Trust, Series 2024-A2, Class A
4.63%, 1/15/31	100	102
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	50	55
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	100	100
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/8/27	100	101
Discover Card Execution Note Trust, Series 2021-A2, Class A2
1.03%, 9/15/28	100	94
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	85	85
Discover Card Execution Note Trust, Series 2023-A2, Class A
4.93%, 6/15/28	100	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Credit Card – 0.1%continued
First National Master Note Trust, Series 2023-2, Class A
5.77%, 9/15/29	$100	$103
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	100	102
Synchrony Card Funding LLC, Series 2023-A2, Class A
5.74%, 10/15/29	100	103
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	100	102
Synchrony Card Funding LLC, Series 2024-A2, Class A
4.93%, 7/15/30	100	102
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	100	102
World Financial Network Credit Card Master Trust, Series 2024-A, Class A
5.47%, 2/15/31	100	103
		3,471
Other – 0.1%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3
2.84%, 3/1/26	13	12
CNH Equipment Trust, Series 2022-C, Class A3
5.15%, 4/17/28	75	76
CNH Equipment Trust, Series 2023-A, Class A3
4.81%, 8/15/28	100	101
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	50	50
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	99
John Deere Owner Trust, Series 2023-A, Class A3
5.01%, 11/15/27	125	126
John Deere Owner Trust, Series 2023-B, Class A3
5.18%, 3/15/28	100	101
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 44 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.5%continued
Other – 0.1%continued
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	$50	$51
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	50	50
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	97
Verizon Master Trust, Series 2022-6, Class A
3.67%, 1/22/29	100	99
Verizon Master Trust, Series 2023-1, Class A
4.49%, 1/22/29	100	100
Verizon Master Trust, Series 2023-7, Class A1A
5.67%, 11/20/29	100	103
Verizon Master Trust, Series 2024-1, Class A1A
5.00%, 12/20/28	100	101
Verizon Master Trust, Series 2024-3, Class A1A
5.34%, 4/22/30	100	103
		1,269
Total Asset-Backed Securities
(Cost $11,177)		11,309

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.7%
Non Agency – 0.7%
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	243
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	241
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	200	195
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	197
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	297
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	99
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	199
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	$300	$298
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	189
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	275
BANK, Series 2020-BN26, Class A4
2.40%, 3/15/63	400	357
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	431
BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	200	172
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	200	176
BANK, Series 2022-BNK42, Class A5
4.49%, 6/15/55	200	198
BANK, Series 2024-BNK47, Class A5
5.72%, 6/15/57	200	216
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	193
Barclays Commercial Mortgage Trust, Series 2019-C5, Class C
3.71%, 11/15/52	150	134
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	149
BBCMS Mortgage Trust, Series 2020-C6, Class A4
2.64%, 2/15/53	200	182
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	146
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	98
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	198
Benchmark Mortgage Trust, Series 2018-B6, Class B
4.74%, 10/10/51(3)	125	118
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	98
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  45 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	$200	$184
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	429
Benchmark Mortgage Trust, Series 2020-B19, Class A5
1.85%, 9/15/53	500	421
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	83
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	169
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	240
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	242
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	193
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	197
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	137
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	240
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	244
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	145
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	240
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	99
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	$200	$197
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	195
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	194
Commercial Mortgage Trust, Series 2019-GC44, Class C
3.64%, 8/15/57(3)	150	128
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	193
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	296
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	99
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	240
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	87
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	193
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	240
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	194
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	146
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	139
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	275
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 46 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	$150	$143
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	192
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	91
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	291
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	96
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	185
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	97
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	192
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	100	96
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	98
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	199
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	236
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	$500	$437
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3
2.70%, 2/15/53	200	181
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	194
MSWF Commercial Mortgage Trust, Series 2023-1, Class A5
5.75%, 5/15/56	250	268
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	242
UBS Commercial Mortgage Trust, Series 2017-C2, Class B
3.99%, 8/15/50	100	94
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	169
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	96
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	146
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	197
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	147
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	196
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	98
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	147
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	98
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  47 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	$250	$242
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	193
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	145
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	241
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	97
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A4
3.47%, 11/15/50	200	194
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	95
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	147
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	99
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	193
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	91
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	444
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 4/15/54	500	440
		18,425
Total Commercial Mortgage-Backed Securities
(Cost $19,542)		18,425

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 21.2%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.75%, 3/30/30	$300	$304
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 4/15/26	525	519
		823
Aerospace & Defense – 0.7%
Boeing (The) Co.,
2.20%, 2/4/26	2,829	2,724
2.70%, 2/1/27	219	208
6.26%, 5/1/27 (4)	2,500	2,582
3.25%, 2/1/28	1,366	1,294
3.25%, 3/1/28	55	52
3.20%, 3/1/29	159	147
2.95%, 2/1/30	250	223
5.15%, 5/1/30	43	43
6.13%, 2/15/33	135	142
6.63%, 2/15/38	100	106
5.81%, 5/1/50	1,060	1,024
GE Capital Funding LLC,
4.55%, 5/15/32	540	540
General Dynamics Corp.,
2.63%, 11/15/27	104	100
3.75%, 5/15/28	246	244
4.25%, 4/1/40	100	94
2.85%, 6/1/41	160	124
Howmet Aerospace, Inc.,
3.00%, 1/15/29	200	190
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	200	184
L3Harris Technologies, Inc.,
5.40%, 1/15/27	1,000	1,026
4.40%, 6/15/28	449	451
Lockheed Martin Corp.,
3.55%, 1/15/26	298	296
5.25%, 1/15/33	1,500	1,597
3.60%, 3/1/35	135	126
4.07%, 12/15/42	168	152
3.80%, 3/1/45	230	198
4.09%, 9/15/52	20	17
Northrop Grumman Corp.,
3.25%, 1/15/28	500	486
5.05%, 11/15/40	250	250
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 48 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Aerospace & Defense – 0.7%continued
4.75%, 6/1/43	$250	$241
3.85%, 4/15/45	8	7
4.03%, 10/15/47	252	217
Precision Castparts Corp.,
4.38%, 6/15/45	350	322
RTX Corp.,
1.90%, 9/1/31	71	60
2.38%, 3/15/32	68	59
4.70%, 12/15/41	100	95
4.50%, 6/1/42	250	233
4.80%, 12/15/43	600	571
3.75%, 11/1/46	750	613
6.40%, 3/15/54	300	354
Textron, Inc.,
2.45%, 3/15/31	250	219
		17,611
Apparel & Textile Products – 0.1%
NIKE, Inc.,
2.85%, 3/27/30	750	706
3.25%, 3/27/40	75	63
Ralph Lauren Corp.,
2.95%, 6/15/30	100	94
Tapestry, Inc.,
7.05%, 11/27/25	1,000	1,020
		1,883
Asset Management – 0.2%
Ameriprise Financial, Inc.,
2.88%, 9/15/26	435	426
Apollo Global Management, Inc.,
6.38%, 11/15/33	200	223
Ares Capital Corp.,
3.88%, 1/15/26	620	611
Barings BDC, Inc.,
3.30%, 11/23/26	200	191
BlackRock Funding, Inc.,
4.70%, 3/14/29	500	514
4.90%, 1/8/35	200	206
BlackRock, Inc.,
1.90%, 1/28/31	720	629
Blackstone Private Credit Fund,
3.25%, 3/15/27	300	286
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	200	211
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Asset Management – 0.2%continued
Charles Schwab (The) Corp.,
3.45%, 2/13/26	$280	$277
(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29 (5)	400	418
(Variable, U.S. SOFR + 2.50%), 5.85%, 5/19/34 (5)	400	428
(Variable, U.S. SOFR + 2.01%), 6.14%, 8/24/34 (5)	300	328
Franklin Resources, Inc.,
2.95%, 8/12/51	150	102
FS KKR Capital Corp.,
3.25%, 7/15/27	200	189
Raymond James Financial, Inc.,
3.75%, 4/1/51	100	78
Voya Financial, Inc.,
4.80%, 6/15/46	100	91
		5,208
Automotive – 0.4%
American Honda Finance Corp.,
4.90%, 3/12/27	1,000	1,020
Aptiv PLC/Aptiv Corp.,
4.15%, 5/1/52	300	233
BorgWarner, Inc.,
4.38%, 3/15/45	170	144
Ford Motor Credit Co. LLC,
5.85%, 5/17/27	1,000	1,018
7.12%, 11/7/33	1,800	1,946
General Motors Co.,
6.80%, 10/1/27	118	125
5.00%, 10/1/28	227	230
5.60%, 10/15/32	183	189
6.25%, 10/2/43	350	359
6.75%, 4/1/46	145	158
5.40%, 4/1/48	267	245
General Motors Financial Co., Inc.,
2.70%, 8/20/27	658	626
6.00%, 1/9/28	500	521
2.40%, 4/10/28	119	110
5.80%, 6/23/28	500	519
2.40%, 10/15/28	254	232
5.65%, 1/17/29	84	87
4.30%, 4/6/29	82	80
3.60%, 6/21/30	99	93
2.35%, 1/8/31	33	28
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  49 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Automotive – 0.4%continued
3.10%, 1/12/32	$33	$29
Lear Corp.,
3.55%, 1/15/52	200	140
Toyota Motor Credit Corp.,
0.80%, 10/16/25	750	724
3.05%, 3/22/27	500	490
4.70%, 1/12/33	500	510
4.80%, 1/5/34	500	510
		10,366
Banking – 2.4%
Associated Banc-Corp,
(Variable, U.S. SOFR + 3.03%), 6.46%, 8/29/30 (5)	100	103
Bank of America Corp.,
4.45%, 3/3/26	500	501
3.50%, 4/19/26	76	75
4.25%, 10/22/26	47	47
(Variable, U.S. SOFR + 1.01%), 1.20%, 10/24/26 (5)	1,000	965
(Variable, U.S. SOFR + 1.29%), 5.08%, 1/20/27 (5)	1,500	1,512
(Variable, U.S. SOFR + 0.91%), 1.66%, 3/11/27 (5)	72	69
(Variable, U.S. SOFR + 1.34%), 5.93%, 9/15/27 (5)	1,500	1,545
4.18%, 11/25/27	146	146
(Variable, U.S. SOFR + 1.05%), 2.55%, 2/4/28 (5)	18	17
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 4/24/28 (5)	106	104
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28 (5)	300	292
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 3/5/29 (5)	7	7
(Variable, U.S. SOFR + 1.06%), 2.09%, 6/14/29 (5)	129	119
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (5)	800	842
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 2/13/31 (5)	300	272
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (5)	52	47
(Variable, U.S. SOFR + 1.53%), 1.90%, 7/23/31 (5)	336	292
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (5)	$380	$339
(Variable, U.S. SOFR + 1.83%), 4.57%, 4/27/33 (5)	425	423
(Variable, U.S. SOFR + 2.16%), 5.02%, 7/22/33 (5)	1,403	1,439
(Variable, U.S. SOFR + 1.91%), 5.29%, 4/25/34 (5)	1,000	1,040
(Variable, U.S. SOFR + 1.84%), 5.87%, 9/15/34 (5)	400	432
(Variable, U.S. SOFR + 1.65%), 5.47%, 1/23/35 (5)	600	631
6.11%, 1/29/37	150	166
(Variable, U.S. SOFR + 1.93%), 2.68%, 6/19/41 (5)	390	293
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 1/23/49 (5)	790	675
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 3/15/50 (5)	755	686
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 3/20/51 (5)	810	704
Bank of America N.A.,
6.00%, 10/15/36	250	276
BankUnited, Inc.,
5.13%, 6/11/30	100	98
Citibank N.A.,
5.49%, 12/4/26	1,000	1,029
Citigroup, Inc.,
3.20%, 10/21/26	719	704
4.30%, 11/20/26	505	504
(Variable, U.S. SOFR + 1.28%), 3.07%, 2/24/28 (5)	88	86
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 7/24/28 (5)	28	27
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (5)	1,450	1,440
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (5)	800	703
6.63%, 6/15/32	100	111
5.88%, 2/22/33	350	373
(Variable, U.S. SOFR + 2.66%), 6.17%, 5/25/34 (5)	1,700	1,814
6.13%, 8/25/36	125	136
8.13%, 7/15/39	332	441
(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41 (5)	180	184
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 50 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Banking – 2.4%continued
5.88%, 1/30/42	$30	$33
(Variable, U.S. SOFR + 1.38%), 2.90%, 11/3/42 (5)	568	428
4.65%, 7/23/48	300	283
Citizens Bank N.A.,
(Variable, U.S. SOFR + 2.00%), 4.58%, 8/9/28 (5)	500	499
Citizens Financial Group, Inc.,
(Variable, U.S. SOFR + 2.33%), 6.65%, 4/25/35 (5)	200	220
Comerica Bank,
(Variable, U.S. SOFR + 2.61%), 5.33%, 8/25/33 (5)	250	240
Discover Bank,
2.70%, 2/6/30	250	225
Fifth Third Bancorp,
8.25%, 3/1/38	275	346
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	416
Huntington Bancshares, Inc.,
(Variable, U.S. SOFR + 1.97%), 4.44%, 8/4/28 (5)	500	501
(Variable, U.S. SOFR + 2.02%), 6.21%, 8/21/29 (5)	500	529
JPMorgan Chase & Co.,
3.30%, 4/1/26	111	110
2.95%, 10/1/26	59	58
(Variable, U.S. SOFR + 0.89%), 1.58%, 4/22/27 (5)	297	285
8.00%, 4/29/27	658	721
4.25%, 10/1/27	299	301
3.63%, 12/1/27	1,292	1,273
(Variable, U.S. SOFR + 1.17%), 2.95%, 2/24/28 (5)	204	198
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (5)	176	176
(Variable, U.S. SOFR + 0.93%), 4.98%, 7/22/28 (5)	1,000	1,019
(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28 (5)	33	34
(Variable, CME Term SOFR 3M + 1.38%), 4.01%, 4/23/29 (5)	34	34
(Variable, U.S. SOFR + 1.45%), 5.30%, 7/24/29 (5)	800	828
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/5/29 (5)	59	59
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 1.31%), 5.01%, 1/23/30 (5)	$500	$513
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 5/13/31 (5)	545	501
(Variable, U.S. SOFR + 2.58%), 5.72%, 9/14/33 (5)	500	530
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (5)	1,000	1,112
(Variable, U.S. SOFR + 1.49%), 5.77%, 4/22/35 (5)	1,000	1,078
(Variable, CME Term SOFR 3M + 1.62%), 3.88%, 7/24/38 (5)	100	91
(Variable, CME Term SOFR 3M + 2.46%), 3.11%, 4/22/41 (5)	100	81
5.60%, 7/15/41	405	440
(Variable, CME Term SOFR 3M + 1.51%), 2.53%, 11/19/41 (5)	785	579
5.63%, 8/16/43	150	163
(Variable, CME Term SOFR 3M + 1.84%), 4.26%, 2/22/48 (5)	114	103
(Variable, CME Term SOFR 3M + 1.72%), 4.03%, 7/24/48 (5)	85	74
(Variable, CME Term SOFR 3M + 1.64%), 3.96%, 11/15/48 (5)	400	345
(Variable, CME Term SOFR 3M + 1.48%), 3.90%, 1/23/49 (5)	200	171
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (5)	1,500	1,108
KeyBank N.A.,
5.00%, 1/26/33	500	495
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	500	503
Morgan Stanley Bank N.A.,
4.75%, 4/21/26	2,000	2,018
PNC Financial Services Group (The), Inc.,
3.15%, 5/19/27	455	444
2.55%, 1/22/30	545	500
(Variable, U.S. SOFR + 1.20%), 5.49%, 5/14/30 (5)	700	731
(Variable, U.S. SOFR + 1.93%), 5.07%, 1/24/34 (5)	500	507
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (5)	400	458
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  51 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Banking – 2.4%continued
Regions Financial Corp.,
(Variable, U.S. SOFR + 2.06%), 5.50%, 9/6/35 (5)	$300	$305
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (5)	300	314
(Variable, U.S. SOFR + 2.50%), 6.17%, 1/9/30 (5)	500	522
Synovus Bank,
5.63%, 2/15/28	250	251
Truist Bank,
4.05%, 11/3/25	600	598
3.30%, 5/15/26	122	120
Truist Financial Corp.,
(Variable, U.S. SOFR + 0.61%), 1.27%, 3/2/27 (5)	85	81
1.13%, 8/3/27	221	203
(Variable, U.S. SOFR + 1.44%), 4.87%, 1/26/29 (5)	1,000	1,011
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29 (5)	57	52
(Variable, U.S. SOFR + 1.62%), 5.44%, 1/24/30 (5)	800	828
U.S. Bancorp,
2.38%, 7/22/26	133	129
(Variable, U.S. SOFR + 1.88%), 6.79%, 10/26/27 (5)	1,000	1,050
(Variable, U.S. SOFR + 0.73%), 2.22%, 1/27/28 (5)	322	307
3.90%, 4/26/28	402	398
(Variable, U.S. SOFR + 2.02%), 5.78%, 6/12/29 (5)	500	524
1.38%, 7/22/30	143	122
(Variable, U.S. SOFR + 1.60%), 4.84%, 2/1/34 (5)	500	500
Wells Fargo & Co.,
3.00%, 10/23/26	542	530
(Variable, CME Term SOFR 3M + 1.43%), 3.20%, 6/17/27 (5)	15	15
4.30%, 7/22/27	110	110
(Variable, U.S. SOFR + 1.51%), 3.53%, 3/24/28 (5)	275	270
(Variable, CME Term SOFR 3M + 1.57%), 3.58%, 5/22/28 (5)	585	574
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (5)	1,000	1,031
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (5)	$700	$734
(Variable, U.S. SOFR + 2.06%), 6.49%, 10/23/34 (5)	300	335
(Variable, U.S. SOFR + 1.78%), 5.50%, 1/23/35 (5)	600	629
(Variable, U.S. SOFR + 2.53%), 3.07%, 4/30/41 (5)	100	79
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 4/4/51 (5)	1,300	1,275
(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53 (5)	1,000	924
Wells Fargo Bank N.A.,
5.25%, 12/11/26	1,200	1,230
5.85%, 2/1/37	500	540
6.60%, 1/15/38	50	58
Zions Bancorp N.A.,
3.25%, 10/29/29	250	223
		58,942
Basic Industry – 0.0%
Newmont Corp./Newcrest Finance Pty. Ltd.,
4.20%, 5/13/50	300	266
Beverages – 0.3%
Brown-Forman Corp.,
4.50%, 7/15/45	200	190
Coca-Cola (The) Co.,
3.38%, 3/25/27	133	132
1.50%, 3/5/28	81	75
2.13%, 9/6/29	243	224
1.65%, 6/1/30	179	158
2.00%, 3/5/31	1,204	1,065
5.00%, 5/13/34	500	527
3.00%, 3/5/51	300	220
Constellation Brands, Inc.,
4.65%, 11/15/28	44	45
3.15%, 8/1/29	334	317
2.25%, 8/1/31	284	246
5.25%, 11/15/48	167	167
Keurig Dr. Pepper, Inc.,
2.55%, 9/15/26	185	179
5.05%, 3/15/29	500	516
4.42%, 12/15/46	450	404
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 52 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Beverages – 0.3%continued
Molson Coors Beverage Co.,
3.00%, 7/15/26	$170	$167
4.20%, 7/15/46	300	259
PepsiCo, Inc.,
4.50%, 7/17/29	500	515
2.63%, 7/29/29	120	113
2.75%, 3/19/30	483	452
1.63%, 5/1/30	77	68
1.95%, 10/21/31	500	434
3.88%, 3/19/60	700	587
		7,060
Biotechnology & Pharmaceuticals – 1.1%
AbbVie, Inc.,
3.20%, 5/14/26	56	55
2.95%, 11/21/26	663	649
4.80%, 3/15/29	500	515
5.05%, 3/15/34	500	522
4.05%, 11/21/39	200	185
4.85%, 6/15/44	950	939
4.25%, 11/21/49	500	448
5.40%, 3/15/54	800	848
Amgen, Inc.,
5.15%, 3/2/28	500	515
2.00%, 1/15/32	1,000	850
5.15%, 11/15/41	126	126
5.65%, 3/2/53	1,200	1,262
2.77%, 9/1/53	976	634
5.75%, 3/2/63	200	211
Biogen, Inc.,
2.25%, 5/1/30	40	36
3.15%, 5/1/50	25	17
3.25%, 2/15/51	387	272
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	132	130
3.90%, 2/20/28	726	723
3.40%, 7/26/29	286	278
4.35%, 11/15/47	1,083	970
5.55%, 2/22/54	800	848
6.40%, 11/15/63	300	353
Eli Lilly & Co.,
5.00%, 2/9/54	500	508
4.95%, 2/27/63	400	400
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Biotechnology & Pharmaceuticals – 1.1%continued
Gilead Sciences, Inc.,
3.65%, 3/1/26	$2,000	$1,984
1.20%, 10/1/27	1,050	968
5.25%, 10/15/33	500	527
2.60%, 10/1/40	100	75
4.80%, 4/1/44	185	179
4.50%, 2/1/45	150	139
4.75%, 3/1/46	168	161
4.15%, 3/1/47	60	53
Johnson & Johnson,
4.90%, 6/1/31	500	525
4.38%, 12/5/33	332	343
3.55%, 3/1/36	100	94
5.95%, 8/15/37	32	37
3.70%, 3/1/46	770	672
2.45%, 9/1/60	220	138
Merck & Co., Inc.,
1.70%, 6/10/27	263	249
1.90%, 12/10/28	279	257
3.40%, 3/7/29	389	380
2.15%, 12/10/31	688	603
3.60%, 9/15/42	25	21
3.70%, 2/10/45	60	51
2.45%, 6/24/50	800	514
5.15%, 5/17/63	200	204
Mylan, Inc.,
4.55%, 4/15/28	171	171
5.40%, 11/29/43	585	540
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	1,000	1,019
5.30%, 5/19/53	800	828
Pfizer, Inc.,
3.45%, 3/15/29	24	24
2.63%, 4/1/30	500	464
7.20%, 3/15/39	311	389
5.60%, 9/15/40	194	209
4.30%, 6/15/43	100	93
4.13%, 12/15/46	262	232
Pharmacia LLC,
6.60%, 12/1/28	125	136
Regeneron Pharmaceuticals, Inc.,
1.75%, 9/15/30	300	259
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  53 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Biotechnology & Pharmaceuticals – 1.1%continued
Royalty Pharma PLC,
3.55%, 9/2/50	$300	$217
5.90%, 9/2/54	100	104
Sanofi S.A.,
3.63%, 6/19/28	250	248
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	6	6
Utah Acquisition Sub, Inc.,
3.95%, 6/15/26	69	68
Wyeth LLC,
5.95%, 4/1/37	725	803
Zoetis, Inc.,
3.95%, 9/12/47	250	210
4.45%, 8/20/48	40	36
		26,524
Cable & Satellite – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.15%, 11/10/26	1,000	1,028
3.75%, 2/15/28	1,451	1,393
2.25%, 1/15/29	484	431
2.80%, 4/1/31	1,100	941
6.55%, 6/1/34	500	520
5.75%, 4/1/48	520	454
3.90%, 6/1/52	800	525
Comcast Corp.,
4.55%, 1/15/29	3,700	3,765
3.40%, 4/1/30	1,370	1,314
4.25%, 1/15/33	400	393
7.05%, 3/15/33	140	164
3.75%, 4/1/40	1,000	866
2.89%, 11/1/51	100	67
5.35%, 5/15/53	700	716
2.99%, 11/1/63	500	317
5.50%, 5/15/64	450	465
TCI Communications, Inc.,
7.88%, 2/15/26	755	791
Time Warner Cable LLC,
6.55%, 5/1/37	68	67
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Cable & Satellite – 0.6%continued
7.30%, 7/1/38	$705	$741
6.75%, 6/15/39	130	130
		15,088
Capital Goods – 0.0%
Eaton Corp.,
4.70%, 8/23/52	200	193
L3Harris Technologies, Inc.,
5.50%, 8/15/54	100	104
Veralto Corp.,
5.50%, 9/18/26	300	307
		604
Chemicals – 0.3%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	300	207
Albemarle Corp.,
4.65%, 6/1/27	300	301
Avery Dennison Corp.,
2.65%, 4/30/30	200	182
Cabot Corp.,
5.00%, 6/30/32	70	71
Celanese U.S. Holdings LLC,
6.17%, 7/15/27	700	725
Dow Chemical (The) Co.,
4.25%, 10/1/34	470	455
9.40%, 5/15/39	174	243
5.25%, 11/15/41	400	396
DuPont de Nemours, Inc.,
5.42%, 11/15/48	300	332
Eastman Chemical Co.,
4.80%, 9/1/42	200	186
4.65%, 10/15/44	100	91
Ecolab, Inc.,
2.75%, 8/18/55	300	200
FMC Corp.,
6.38%, 5/18/53	200	214
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	62
Linde, Inc.,
2.00%, 8/10/50	200	117
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	59
LYB International Finance B.V.,
5.25%, 7/15/43	565	550
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 54 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Chemicals – 0.3%continued
LYB International Finance III LLC,
4.20%, 5/1/50	$35	$29
3.80%, 10/1/60	100	74
Mosaic (The) Co.,
5.45%, 11/15/33	250	258
NewMarket Corp.,
2.70%, 3/18/31	100	88
RPM International, Inc.,
3.75%, 3/15/27	100	98
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	202
2.95%, 8/15/29	167	157
2.30%, 5/15/30	153	138
2.20%, 3/15/32	475	410
4.55%, 8/1/45	30	27
Westlake Corp.,
3.60%, 8/15/26	701	691
3.38%, 6/15/30	249	235
		6,798
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.,
1.70%, 5/15/28	300	279
Block Financial LLC,
3.88%, 8/15/30	200	191
GXO Logistics, Inc.,
6.50%, 5/6/34	200	213
Republic Services, Inc.,
3.38%, 11/15/27	296	290
3.95%, 5/15/28	432	430
2.30%, 3/1/30	118	107
5.00%, 12/15/33	300	309
Waste Connections, Inc.,
2.95%, 1/15/52	300	206
Waste Management, Inc.,
2.50%, 11/15/50	500	327
		2,352
Communications – 0.1%
Meta Platforms, Inc.,
4.30%, 8/15/29	1,000	1,015
4.55%, 8/15/31	500	511
T-Mobile U.S.A., Inc.,
4.20%, 10/1/29	500	498
		2,024
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Construction Materials – 0.1%
Carlisle Cos., Inc.,
2.75%, 3/1/30	$300	$276
CRH SMW Finance DAC,
5.20%, 5/21/29	200	207
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	491
Owens Corning,
3.40%, 8/15/26	400	394
3.88%, 6/1/30	500	482
Vulcan Materials Co.,
3.50%, 6/1/30	200	191
		2,041
Consumer Cyclical – 0.0%
Aptiv PLC/Aptiv Global Financing DAC,
4.65%, 9/13/29	400	398
Marriott International, Inc.,
4.80%, 3/15/30	400	406
Uber Technologies, Inc.,
5.35%, 9/15/54	250	248
		1,052
Consumer Non-Cyclical – 0.1%
Cigna Group (The),
5.60%, 2/15/54	100	103
Coca-Cola (The) Co.,
4.65%, 8/14/34	500	512
Eli Lilly & Co.,
4.60%, 8/14/34	500	508
HCA, Inc.,
5.95%, 9/15/54	100	105
Kroger (The) Co.,
5.00%, 9/15/34	1,000	1,009
5.65%, 9/15/64	200	201
		2,438
Consumer Services – 0.1%
California Endowment (The),
2.50%, 4/1/51	100	66
California Institute of Technology,
4.70%, 11/1/11 (6)	110	102
Duke University,
2.68%, 10/1/44	200	152
Emory University,
2.97%, 9/1/50	500	364
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  55 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Consumer Services – 0.1%continued
Johns Hopkins University,
4.08%, 7/1/53	$100	$90
Massachusetts Institute of Technology,
5.60%, 7/1/11 (6)	190	214
4.68%, 7/1/14 (7)	15	14
3.89%, 7/1/16 (8)	300	236
Northwestern University,
4.64%, 12/1/44	50	50
President and Fellows of Harvard College,
2.52%, 10/15/50	300	203
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (9)	100	94
University of Southern California,
2.81%, 10/1/50	500	354
		1,939
Containers & Packaging – 0.1%
Amcor Finance U.S.A., Inc.,
3.63%, 4/28/26	300	296
AptarGroup, Inc.,
3.60%, 3/15/32	150	137
Berry Global, Inc.,
5.80%, 6/15/31 (4)	400	416
International Paper Co.,
6.00%, 11/15/41	480	523
Packaging Corp. of America,
3.05%, 10/1/51	200	140
Sonoco Products Co.,
2.85%, 2/1/32	300	262
WestRock MWV LLC,
7.95%, 2/15/31	100	118
WRKCo, Inc.,
4.90%, 3/15/29	350	356
		2,248
Diversified Industrials – 0.1%
3M Co.,
2.25%, 9/19/26	165	159
3.05%, 4/15/30	1,000	949
Dover Corp.,
2.95%, 11/4/29	10	9
Emerson Electric Co.,
2.80%, 12/21/51	300	206
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Diversified Industrials – 0.1%continued
Honeywell International, Inc.,
2.50%, 11/1/26	$461	$449
1.10%, 3/1/27	182	171
2.70%, 8/15/29	137	130
3.81%, 11/21/47	425	356
5.25%, 3/1/54	400	417
Illinois Tool Works, Inc.,
3.90%, 9/1/42	300	264
Parker-Hannifin Corp.,
4.45%, 11/21/44	300	274
		3,384
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
4.60%, 12/1/25	1,500	1,510
5.20%, 12/3/25	103	104
1.20%, 6/3/27	544	508
1.65%, 5/12/28	533	494
4.65%, 12/1/29	1,000	1,034
2.88%, 5/12/41	600	478
4.95%, 12/5/44	156	162
3.10%, 5/12/51	1,000	743
4.25%, 8/22/57	400	362
eBay, Inc.,
1.40%, 5/10/26	24	23
2.60%, 5/10/31	167	149
4.00%, 7/15/42	235	200
		5,767
Electric & Gas Marketing & Trading – 0.0%
Evergy Metro, Inc.,
5.30%, 10/1/41	50	51
4.20%, 3/15/48	300	256
		307
Electric Utilities – 1.9%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	171
3.65%, 4/1/50	300	237
AES (The) Corp.,
5.45%, 6/1/28	350	360
Alabama Power Co.,
4.30%, 7/15/48	300	266
Ameren Illinois Co.,
3.85%, 9/1/32	500	478
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 56 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Electric Utilities – 1.9%continued
Appalachian Power Co.,
7.00%, 4/1/38	$75	$89
Arizona Public Service Co.,
4.50%, 4/1/42	230	207
4.20%, 8/15/48	100	84
Avangrid, Inc.,
3.80%, 6/1/29	200	194
Avista Corp.,
4.00%, 4/1/52	100	81
Baltimore Gas and Electric Co.,
2.40%, 8/15/26	130	126
3.75%, 8/15/47	475	385
3.20%, 9/15/49	400	288
5.40%, 6/1/53	200	207
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	300	302
Black Hills Corp.,
2.50%, 6/15/30	500	444
CenterPoint Energy Houston Electric LLC,
2.40%, 9/1/26	50	48
3.55%, 8/1/42	40	33
4.25%, 2/1/49	500	440
Cleco Corporate Holdings LLC,
4.97%, 5/1/46	100	89
CMS Energy Corp.,
3.00%, 5/15/26	40	39
3.45%, 8/15/27	500	490
4.88%, 3/1/44	500	480
Commonwealth Edison Co.,
5.30%, 6/1/34	300	316
6.45%, 1/15/38	200	229
3.80%, 10/1/42	90	76
4.60%, 8/15/43	100	93
Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	250	213
5.25%, 1/15/53	500	511
Consolidated Edison Co. of New York, Inc.,
5.38%, 5/15/34	300	318
5.30%, 3/1/35	150	157
5.85%, 3/15/36	100	109
6.75%, 4/1/38	100	118
5.50%, 12/1/39	85	89
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Electric Utilities – 1.9%continued
3.95%, 3/1/43	$120	$103
4.45%, 3/15/44	100	92
3.85%, 6/15/46	100	82
4.65%, 12/1/48	100	92
6.15%, 11/15/52	500	571
Constellation Energy Generation LLC,
5.75%, 10/1/41	430	454
Consumers 2023 Securitization Funding LLC,
5.21%, 9/1/30	100	104
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	293
5.10%, 6/1/65	50	49
Dominion Energy, Inc.,
4.25%, 6/1/28	500	500
5.25%, 8/1/33	250	258
5.95%, 6/15/35	500	541
7.00%, 6/15/38	20	23
4.90%, 8/1/41	35	33
4.05%, 9/15/42	100	83
DTE Electric Co.,
4.05%, 5/15/48	700	607
DTE Electric Securitization Funding II LLC,
6.09%, 9/1/37	30	34
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	118
6.10%, 6/1/37	150	165
3.75%, 6/1/45	350	289
Duke Energy Corp.,
2.65%, 9/1/26	449	437
4.50%, 8/15/32	551	545
3.75%, 9/1/46	120	95
Duke Energy Florida LLC,
6.35%, 9/15/37	340	385
3.40%, 10/1/46	290	224
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	552
6.35%, 8/15/38	25	29
4.90%, 7/15/43	1,000	972
Duke Energy Ohio, Inc.,
5.55%, 3/15/54	600	627
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  57 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Electric Utilities – 1.9%continued
Duke Energy Progress NC Storm Funding LLC,
2.39%, 7/1/37	$100	$85
Entergy Arkansas LLC,
5.75%, 6/1/54	300	323
Entergy Louisiana LLC,
3.05%, 6/1/31	950	876
4.75%, 9/15/52	300	278
Entergy Texas, Inc.,
4.50%, 3/30/39	150	142
Eversource Energy,
1.65%, 8/15/30	165	141
Exelon Corp.,
5.63%, 6/15/35	75	80
4.70%, 4/15/50	100	92
4.10%, 3/15/52	850	702
FirstEnergy Corp.,
3.40%, 3/1/50	300	220
Florida Power & Light Co.,
5.65%, 2/1/37	335	362
5.95%, 2/1/38	150	166
5.96%, 4/1/39	250	277
4.13%, 2/1/42	150	135
4.05%, 6/1/42	100	89
5.60%, 6/15/54	300	327
Idaho Power Co.,
5.50%, 3/15/53	100	103
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	219
5.63%, 4/1/53	500	528
Interstate Power and Light Co.,
3.10%, 11/30/51	300	209
ITC Holdings Corp.,
3.35%, 11/15/27	200	195
MidAmerican Energy Co.,
4.80%, 9/15/43	100	97
4.40%, 10/15/44	150	137
3.65%, 8/1/48	300	241
National Grid U.S.A.,
5.80%, 4/1/35	425	446
National Rural Utilities Cooperative Finance Corp.,
5.10%, 5/6/27	700	718
8.00%, 3/1/32	50	61
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Electric Utilities – 1.9%continued
4.30%, 3/15/49	$125	$109
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.53%), 7.13%, 9/15/53 (5)	400	420
Nevada Power Co.,
6.65%, 4/1/36	100	113
5.90%, 5/1/53	600	651
6.00%, 3/15/54	200	221
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	1,561	1,395
2.44%, 1/15/32	439	381
Northern States Power Co.,
4.13%, 5/15/44	200	175
5.65%, 6/15/54	400	433
Oglethorpe Power Corp.,
4.50%, 4/1/47	300	263
Ohio Power Co.,
5.65%, 6/1/34	300	317
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	170
Oncor Electric Delivery Co. LLC,
7.50%, 9/1/38	145	183
4.10%, 11/15/48	300	255
4.60%, 6/1/52	300	275
Pacific Gas and Electric Co.,
5.55%, 5/15/29	500	519
4.55%, 7/1/30	1,909	1,894
5.90%, 6/15/32	1,091	1,154
4.50%, 7/1/40	500	451
PacifiCorp,
5.30%, 2/15/31	400	416
6.10%, 8/1/36	200	218
6.25%, 10/15/37	275	304
4.13%, 1/15/49	50	41
PG&E Energy Recovery Funding LLC,
2.82%, 7/15/46	50	38
PG&E Recovery Funding LLC,
5.05%, 7/15/32	22	22
4.84%, 6/1/33	100	102
5.26%, 1/15/38	25	26
5.54%, 7/15/47	50	53
PG&E Wildfire Recovery Funding LLC,
3.59%, 6/1/30	34	34
4.02%, 6/1/31	67	67
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 58 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Electric Utilities – 1.9%continued
4.72%, 6/1/37	$100	$101
4.45%, 12/1/47	135	125
5.21%, 12/1/47	100	102
4.67%, 12/1/51	100	95
5.10%, 6/1/52	100	101
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	314
4.13%, 6/15/44	100	89
4.15%, 6/15/48	300	263
Public Service Co. of Colorado,
4.10%, 6/15/48	300	253
Public Service Electric and Gas Co.,
3.95%, 5/1/42	50	44
3.65%, 9/1/42	30	25
4.05%, 5/1/48	300	258
3.00%, 3/1/51	500	354
Public Service Enterprise Group, Inc.,
5.20%, 4/1/29	600	622
Puget Sound Energy, Inc.,
6.27%, 3/15/37	75	84
5.64%, 4/15/41	340	356
San Diego Gas & Electric Co.,
4.50%, 8/15/40	150	144
5.35%, 4/1/53	300	308
SCE Recovery Funding LLC,
5.11%, 12/15/47	100	101
Sempra,
3.25%, 6/15/27	150	146
6.00%, 10/15/39	250	267
Southern (The) Co.,
3.70%, 4/30/30	900	870
4.40%, 7/1/46	1,000	897
Southern California Edison Co.,
6.00%, 1/15/34	100	110
5.35%, 7/15/35	400	417
5.55%, 1/15/37	275	292
5.95%, 2/1/38	710	776
6.05%, 3/15/39	50	55
5.50%, 3/15/40	150	156
3.90%, 3/15/43	150	126
4.13%, 3/1/48	90	76
Southwestern Electric Power Co.,
4.10%, 9/15/28	250	248
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Electric Utilities – 1.9%continued
3.90%, 4/1/45	$170	$136
Tampa Electric Co.,
4.10%, 6/15/42	50	44
4.30%, 6/15/48	100	87
Tucson Electric Power Co.,
5.50%, 4/15/53	200	205
Union Electric Co.,
3.90%, 9/15/42	50	43
4.00%, 4/1/48	250	211
5.25%, 1/15/54	250	253
Virginia Electric and Power Co.,
6.00%, 5/15/37	15	16
6.35%, 11/30/37	40	45
8.88%, 11/15/38	100	138
4.65%, 8/15/43	150	141
4.45%, 2/15/44	75	68
3.80%, 9/15/47	125	102
5.35%, 1/15/54	300	307
Virginia Power Fuel Securitization LLC,
4.88%, 5/1/31	100	103
Wisconsin Electric Power Co.,
4.30%, 10/15/48	100	89
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	96
3.30%, 9/1/49	150	111
Xcel Energy, Inc.,
4.60%, 6/1/32	1,000	991
6.50%, 7/1/36	100	111
		45,545
Electrical Equipment – 0.2%
Amphenol Corp.,
4.75%, 3/30/26	500	504
Carrier Global Corp.,
2.72%, 2/15/30	1,000	925
6.20%, 3/15/54	75	87
Fortive Corp.,
4.30%, 6/15/46	105	92
Hubbell, Inc.,
2.30%, 3/15/31	150	132
Johnson Controls International PLC,
5.13%, 9/14/45	6	6
4.95%, 7/2/64	110	103
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  59 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Electrical Equipment – 0.2%continued
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.,
4.90%, 12/1/32	$500	$510
Keysight Technologies, Inc.,
3.00%, 10/30/29	200	187
Lennox International, Inc.,
5.50%, 9/15/28	200	208
Otis Worldwide Corp.,
3.36%, 2/15/50	200	151
Rockwell Automation, Inc.,
4.20%, 3/1/49	100	89
2.80%, 8/15/61	100	62
Trane Technologies Financing Ltd.,
3.50%, 3/21/26	250	247
4.65%, 11/1/44	35	33
Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	150	162
Trimble, Inc.,
6.10%, 3/15/33	200	216
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	61
Vontier Corp.,
2.95%, 4/1/31	200	174
		3,949
Energy – 0.0%
Devon Energy Corp.,
5.75%, 9/15/54	300	292
Diamondback Energy, Inc.,
5.90%, 4/18/64	100	101
ONEOK, Inc.,
5.70%, 11/1/54	400	397
		790
Engineering & Construction – 0.0%
Nature Conservancy (The),
3.96%, 3/1/52	50	43
Entertainment Content – 0.3%
Discovery Communications LLC,
4.90%, 3/11/26	45	45
4.13%, 5/15/29	467	441
Electronic Arts, Inc.,
1.85%, 2/15/31	300	258
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Entertainment Content – 0.3%continued
Fox Corp.,
5.58%, 1/25/49	$300	$296
Netflix, Inc.,
6.38%, 5/15/29	600	656
Paramount Global,
4.20%, 5/19/32	600	532
5.85%, 9/1/43	197	172
5.25%, 4/1/44	30	24
Take-Two Interactive Software, Inc.,
4.95%, 3/28/28	400	408
Walt Disney (The) Co.,
3.70%, 3/23/27	297	296
6.40%, 12/15/35	31	36
3.50%, 5/13/40	300	255
4.13%, 12/1/41	105	94
4.95%, 10/15/45	1,200	1,181
3.60%, 1/13/51	400	320
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	400	355
5.14%, 3/15/52	800	617
5.39%, 3/15/62	700	536
		6,522
Finance Companies – 0.0%
Blue Owl Credit Income Corp.,
5.80%, 3/15/30(4)	400	396
Food – 0.3%
Campbell Soup Co.,
3.13%, 4/24/50	350	246
Conagra Brands, Inc.,
1.38%, 11/1/27	85	78
7.00%, 10/1/28	200	219
4.85%, 11/1/28	100	102
5.30%, 11/1/38	500	502
General Mills, Inc.,
2.88%, 4/15/30	218	202
2.25%, 10/14/31	432	377
Hershey (The) Co.,
2.30%, 8/15/26	365	354
4.25%, 5/4/28	200	203
Hormel Foods Corp.,
1.70%, 6/3/28	500	461
3.05%, 6/3/51	100	71
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 60 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Food – 0.3%continued
Ingredion, Inc.,
3.20%, 10/1/26	$250	$245
J.M. Smucker (The) Co.,
4.38%, 3/15/45	250	223
6.50%, 11/15/53	200	231
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
3.63%, 1/15/32	400	366
7.25%, 11/15/53 (4)	400	467
Kellanova,
5.25%, 3/1/33	300	314
5.75%, 5/16/54	200	217
Kraft Heinz Foods Co.,
3.88%, 5/15/27	400	397
4.88%, 10/1/49	800	754
McCormick & Co., Inc.,
4.95%, 4/15/33	200	205
Mondelez International, Inc.,
3.00%, 3/17/32	500	455
Pilgrim's Pride Corp.,
6.88%, 5/15/34	350	388
Tyson Foods, Inc.,
5.10%, 9/28/48	500	473
		7,550
Forestry, Paper & Wood Products – 0.0%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	581
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
2.95%, 9/1/27	1,000	971
6.59%, 10/15/37	105	123
4.30%, 12/1/42	75	69
3.45%, 5/1/50	12	9
3.25%, 6/1/51	58	43
Atmos Energy Corp.,
4.15%, 1/15/43	250	224
4.13%, 10/15/44	75	66
6.20%, 11/15/53	200	231
CenterPoint Energy Resources Corp.,
5.25%, 3/1/28	500	516
5.85%, 1/15/41	50	53
National Fuel Gas Co.,
5.50%, 10/1/26	300	306
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Gas & Water Utilities – 0.2%continued
NiSource, Inc.,
4.80%, 2/15/44	$580	$544
ONE Gas, Inc.,
4.25%, 9/1/32	150	148
Piedmont Natural Gas Co., Inc.,
5.05%, 5/15/52	200	192
Southern California Gas Co.,
3.75%, 9/15/42	250	208
4.30%, 1/15/49	125	108
5.60%, 4/1/54	150	159
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	300	322
Southwest Gas Corp.,
3.80%, 9/29/46	50	40
Spire Missouri, Inc.,
3.30%, 6/1/51	100	72
Washington Gas Light Co.,
3.65%, 9/15/49	100	78
		4,482
Health Care Facilities & Services – 0.9%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	193
Aetna, Inc.,
6.63%, 6/15/36	40	45
6.75%, 12/15/37	150	170
3.88%, 8/15/47	143	112
AHS Hospital Corp.,
5.02%, 7/1/45	100	101
Ascension Health,
2.53%, 11/15/29	750	696
Cardinal Health, Inc.,
4.50%, 11/15/44	200	178
Cencora, Inc.,
4.25%, 3/1/45	60	53
4.30%, 12/15/47	100	88
Centene Corp.,
2.63%, 8/1/31	1,000	857
Cigna Group (The),
2.38%, 3/15/31	845	745
4.80%, 7/15/46	880	824
3.40%, 3/15/50	300	220
CommonSpirit Health,
3.82%, 10/1/49	200	162
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  61 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Health Care Facilities & Services – 0.9%continued
CVS Health Corp.,
1.30%, 8/21/27	$39	$36
4.30%, 3/25/28	234	233
3.25%, 8/15/29	191	180
3.75%, 4/1/30	386	370
4.13%, 4/1/40	40	34
5.30%, 12/5/43	350	337
5.13%, 7/20/45	686	639
5.05%, 3/25/48	319	291
6.05%, 6/1/54	600	626
6.00%, 6/1/63	500	510
Dignity Health,
5.27%, 11/1/64	200	198
Elevance Health, Inc.,
4.10%, 3/1/28	245	244
6.38%, 6/15/37	500	567
4.63%, 5/15/42	325	305
3.60%, 3/15/51	300	231
5.65%, 6/15/54	300	317
HCA, Inc.,
4.50%, 2/15/27	1,426	1,428
5.63%, 9/1/28	236	245
5.50%, 6/1/33	500	519
5.50%, 6/15/47	330	328
5.25%, 6/15/49	50	47
4.63%, 3/15/52	250	217
6.00%, 4/1/54	300	317
6.10%, 4/1/64	200	211
Humana, Inc.,
5.75%, 12/1/28	500	526
3.13%, 8/15/29	85	80
5.50%, 3/15/53	300	296
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	381
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	276
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	88
Novant Health, Inc.,
3.32%, 11/1/61	120	85
NYU Langone Hospitals,
4.37%, 7/1/47	200	185
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Health Care Facilities & Services – 0.9%continued
Quest Diagnostics, Inc.,
3.45%, 6/1/26	$56	$55
4.20%, 6/30/29	59	59
6.40%, 11/30/33	400	447
Sutter Health,
4.09%, 8/15/48	500	434
UnitedHealth Group, Inc.,
3.45%, 1/15/27	300	297
3.70%, 5/15/27	55	55
3.88%, 12/15/28	218	217
4.25%, 1/15/29	500	504
4.00%, 5/15/29	600	599
2.00%, 5/15/30	216	193
2.30%, 5/15/31	200	177
5.80%, 3/15/36	250	276
6.63%, 11/15/37	640	753
6.88%, 2/15/38	170	206
4.38%, 3/15/42	219	205
4.75%, 7/15/45	281	272
5.05%, 4/15/53	750	745
3.13%, 5/15/60	900	614
5.50%, 4/15/64	100	105
		21,004
Home & Office Products – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	500	481
Whirlpool Corp.,
5.75%, 3/1/34	400	409
		890
Home Construction – 0.1%
D.R. Horton, Inc.,
2.60%, 10/15/25	510	500
Fortune Brands Innovations, Inc.,
4.50%, 3/25/52	50	42
Lennar Corp.,
4.75%, 11/29/27	200	203
Masco Corp.,
1.50%, 2/15/28	500	455
MDC Holdings, Inc.,
2.50%, 1/15/31	200	177
NVR, Inc.,
3.00%, 5/15/30	100	93
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 62 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Home Construction – 0.1%continued
Toll Brothers Finance Corp.,
3.80%, 11/1/29	$150	$145
		1,615
Household Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	84
Colgate-Palmolive Co.,
4.60%, 3/1/33	200	207
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	112
4.38%, 6/15/45	150	136
4.15%, 3/15/47	70	61
5.15%, 5/15/53	100	104
Haleon U.S. Capital LLC,
3.63%, 3/24/32	1,000	941
Kenvue, Inc.,
4.90%, 3/22/33	200	207
5.05%, 3/22/53	200	205
Kimberly-Clark Corp.,
6.63%, 8/1/37	350	420
3.20%, 7/30/46	25	19
Procter & Gamble (The) Co.,
3.00%, 3/25/30	794	761
1.20%, 10/29/30	706	604
		3,861
Industrial Intermediate Products – 0.0%
Timken (The) Co.,
4.13%, 4/1/32	100	96
Industrial Support Services – 0.0%
WW Grainger, Inc.,
4.60%, 6/15/45	100	95
Institutional Financial Services – 1.0%
Bank of New York Mellon (The) Corp.,
3.25%, 5/16/27	500	490
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 2/7/28 (5)	1,000	984
(Variable, U.S. SOFR + 1.09%), 4.98%, 3/14/30 (5)	500	516
(Variable, U.S. SOFR + 1.51%), 4.71%, 2/1/34 (5)	500	503
CME Group, Inc.,
3.75%, 6/15/28	300	298
5.30%, 9/15/43	45	48
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Institutional Financial Services – 1.0%continued
Goldman Sachs Group (The), Inc.,
3.75%, 2/25/26	$962	$956
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/9/26 (5)	46	44
5.95%, 1/15/27	613	636
3.85%, 1/26/27	623	618
(Variable, U.S. SOFR + 1.51%), 4.39%, 6/15/27 (5)	299	300
(Variable, U.S. SOFR + 0.82%), 1.54%, 9/10/27 (5)	108	102
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27 (5)	445	424
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 6/5/28 (5)	579	570
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 4/23/29 (5)	70	69
(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32 (5)	2,000	1,711
(Variable, U.S. SOFR + 1.95%), 6.56%, 10/24/34 (5)	400	452
(Variable, U.S. SOFR + 1.55%), 5.85%, 4/25/35 (5)	800	860
(Variable, U.S. SOFR + 1.55%), 5.33%, 7/23/35 (5)	200	207
6.25%, 2/1/41	192	218
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (5)	808	644
(Variable, U.S. SOFR + 1.63%), 3.44%, 2/24/43 (5)	400	326
4.80%, 7/8/44	350	342
Intercontinental Exchange, Inc.,
5.20%, 6/15/62	750	767
Invesco Finance PLC,
3.75%, 1/15/26	200	198
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	400	347
6.20%, 4/14/34	200	214
Morgan Stanley,
3.88%, 1/27/26	164	163
6.25%, 8/9/26	100	104
(Variable, U.S. SOFR + 0.72%), 0.99%, 12/10/26 (5)	57	55
3.63%, 1/20/27	27	27
3.95%, 4/23/27	1,190	1,178
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (5)	980	938
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  63 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Institutional Financial Services – 1.0%continued
(Variable, U.S. SOFR + 0.86%), 1.51%, 7/20/27 (5)	$164	$156
(Variable, U.S. SOFR + 1.00%), 2.48%, 1/21/28 (5)	590	567
3.59%, 7/22/28 (5)	760	745
(Variable, U.S. SOFR + 1.26%), 5.66%, 4/18/30 (5)	1,000	1,052
(Variable, U.S. SOFR + 1.22%), 5.04%, 7/19/30 (5)	700	719
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (5)	36	31
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (5)	66	56
(Variable, U.S. SOFR + 1.88%), 5.42%, 7/21/34 (5)	500	521
(Variable, U.S. SOFR + 1.73%), 5.47%, 1/18/35 (5)	700	732
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 1/19/38 (5)	800	839
(Variable, U.S. SOFR + 1.49%), 3.22%, 4/22/42 (5)	1,031	831
6.38%, 7/24/42	300	354
4.30%, 1/27/45	784	722
Nasdaq, Inc.,
5.95%, 8/15/53 (10)	500	544
State Street Corp.,
(Variable, U.S. SOFR + 1.57%), 4.82%, 1/26/34 (5)	300	304
(Variable, U.S. SOFR + 1.89%), 5.16%, 5/18/34 (5)	400	416
		23,898
Insurance – 0.7%
Aflac, Inc.,
3.60%, 4/1/30	500	483
Allstate (The) Corp.,
4.50%, 6/15/43	45	41
4.20%, 12/15/46	100	87
3.85%, 8/10/49	100	82
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (5)	225	237
American International Group, Inc.,
4.50%, 7/16/44	9	8
4.80%, 7/10/45	6	6
4.38%, 6/30/50	400	359
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Insurance – 0.7%continued
Aon Corp./Aon Global Holdings PLC,
3.90%, 2/28/52	$300	$240
Aon North America, Inc.,
5.13%, 3/1/27	2,000	2,046
Arch Capital Group Ltd.,
3.64%, 6/30/50	200	155
Arthur J Gallagher & Co.,
5.75%, 3/2/53	250	261
Assurant, Inc.,
4.90%, 3/27/28	215	217
Athene Holding Ltd.,
6.65%, 2/1/33	300	330
6.25%, 4/1/54	100	107
AXIS Specialty Finance LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 4.90%, 1/15/40 (5)	200	191
Berkshire Hathaway Finance Corp.,
2.88%, 3/15/32	178	164
4.40%, 5/15/42	100	98
4.30%, 5/15/43	440	418
4.25%, 1/15/49	300	278
Berkshire Hathaway, Inc.,
4.50%, 2/11/43	255	254
Brighthouse Financial, Inc.,
3.85%, 12/22/51	250	173
Brown & Brown, Inc.,
4.95%, 3/17/52	200	183
Chubb (The) Corp.,
6.00%, 5/11/37	50	56
6.50%, 5/15/38	85	100
Chubb INA Holdings LLC,
3.35%, 5/3/26	1,000	988
6.70%, 5/15/36	50	59
4.15%, 3/13/43	100	90
2.85%, 12/15/51	300	209
CNA Financial Corp.,
5.50%, 6/15/33	200	210
Corebridge Financial, Inc.,
4.40%, 4/5/52	300	257
Equitable Holdings, Inc.,
5.00%, 4/20/48	136	130
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/52	200	134
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 64 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Insurance – 0.7%continued
F&G Annuities & Life, Inc.,
7.40%, 1/13/28	$100	$106
Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	200
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	285	311
Lincoln National Corp.,
3.63%, 12/12/26	148	146
3.80%, 3/1/28	117	115
6.30%, 10/9/37	100	109
Loews Corp.,
4.13%, 5/15/43	75	66
Markel Group, Inc.,
5.00%, 5/20/49	200	187
3.45%, 5/7/52	300	213
Marsh & McLennan Cos., Inc.,
3.75%, 3/14/26	75	75
2.25%, 11/15/30	255	228
5.88%, 8/1/33	100	110
5.15%, 3/15/34	500	523
5.45%, 3/15/53	200	208
MetLife, Inc.,
6.38%, 6/15/34	485	550
4.13%, 8/13/42	260	232
4.72%, 12/15/44	370	351
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	37
5.50%, 3/15/53	200	206
Progressive (The) Corp.,
2.45%, 1/15/27	250	242
4.20%, 3/15/48	300	266
Prudential Financial, Inc.,
3.00%, 3/10/40	300	237
3.91%, 12/7/47	344	286
3.94%, 12/7/49	335	277
Reinsurance Group of America, Inc.,
6.00%, 9/15/33	200	214
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	92
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	428
4.00%, 5/30/47	315	273
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Insurance – 0.7%continued
UnitedHealth Group, Inc.,
5.75%, 7/15/64	$700	$756
Unum Group,
4.13%, 6/15/51	200	158
W R Berkley Corp.,
3.55%, 3/30/52	200	150
Willis North America, Inc.,
2.95%, 9/15/29	500	464
		16,467
Internet Media & Services – 0.1%
Alphabet, Inc.,
1.10%, 8/15/30	300	258
2.05%, 8/15/50	75	47
2.25%, 8/15/60	400	247
Booking Holdings, Inc.,
4.63%, 4/13/30	200	205
Expedia Group, Inc.,
4.63%, 8/1/27	300	302
Meta Platforms, Inc.,
4.60%, 5/15/28	300	308
4.95%, 5/15/33	1,800	1,889
		3,256
IT Services – 0.2%
IBM International Capital Pte. Ltd.,
5.30%, 2/5/54	300	304
International Business Machines Corp.,
7.00%, 10/30/25	197	203
3.45%, 2/19/26	195	193
1.70%, 5/15/27	401	377
6.50%, 1/15/28	226	243
3.50%, 5/15/29 (11)	—	—
1.95%, 5/15/30	797	705
4.00%, 6/20/42	320	282
4.25%, 5/15/49	500	438
Kyndryl Holdings, Inc.,
2.70%, 10/15/28	500	463
Leidos, Inc.,
5.75%, 3/15/33	300	316
		3,524
Leisure Facilities & Services – 0.2%
Hyatt Hotels Corp.,
5.75%, 1/30/27	300	307
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  65 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Leisure Facilities & Services – 0.2%continued
Las Vegas Sands Corp.,
6.20%, 8/15/34	$500	$524
Marriott International, Inc.,
3.13%, 6/15/26	130	128
2.85%, 4/15/31	500	450
McDonald's Corp.,
4.80%, 8/14/28	700	719
4.88%, 12/9/45	200	194
4.45%, 3/1/47	350	319
4.45%, 9/1/48	112	102
5.45%, 8/14/53	300	313
Starbucks Corp.,
3.50%, 11/15/50	600	457
		3,513
Leisure Products – 0.0%
Brunswick Corp.,
5.10%, 4/1/52	200	169
Hasbro, Inc.,
6.35%, 3/15/40	50	53
		222
Machinery – 0.2%
Caterpillar Financial Services Corp.,
0.90%, 3/2/26	95	91
1.70%, 1/8/27	186	177
3.60%, 8/12/27	500	497
Caterpillar, Inc.,
3.80%, 8/15/42	185	162
4.30%, 5/15/44	235	220
3.25%, 9/19/49	220	169
Deere & Co.,
3.75%, 4/15/50	633	539
Eaton Corp.,
3.10%, 9/15/27	250	244
4.35%, 5/18/28	500	506
Flowserve Corp.,
2.80%, 1/15/32	100	87
IDEX Corp.,
2.63%, 6/15/31	100	89
Ingersoll Rand, Inc.,
5.31%, 6/15/31	500	523
John Deere Capital Corp.,
4.15%, 9/15/27	118	119
3.05%, 1/6/28	132	128
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Machinery – 0.2%continued
4.95%, 7/14/28	$1,000	$1,033
Oshkosh Corp.,
3.10%, 3/1/30	100	93
Regal Rexnord Corp.,
6.05%, 4/15/28	500	520
Snap-on, Inc.,
3.10%, 5/1/50	100	72
Stanley Black & Decker, Inc.,
2.75%, 11/15/50	300	189
Xylem, Inc.,
2.25%, 1/30/31	200	176
		5,634
Medical Equipment & Devices – 0.3%
Abbott Laboratories,
1.15%, 1/30/28	400	367
4.75%, 11/30/36	353	362
6.15%, 11/30/37	202	234
4.75%, 4/15/43	100	101
Agilent Technologies, Inc.,
2.30%, 3/12/31	300	263
Baxter International, Inc.,
3.50%, 8/15/46	350	264
Becton Dickinson & Co.,
4.69%, 2/13/28	800	810
4.69%, 12/15/44	210	196
Boston Scientific Corp.,
7.38%, 1/15/40	240	298
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	1,100	1,025
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	600	650
Medtronic, Inc.,
4.63%, 3/15/45	406	390
Revvity, Inc.,
2.25%, 9/15/31	300	256
Solventum Corp.,
5.90%, 4/30/54 (4)	300	311
Stryker Corp.,
3.50%, 3/15/26	400	396
3.65%, 3/7/28	152	150
4.10%, 4/1/43	50	44
4.38%, 5/15/44	200	181
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 66 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Medical Equipment & Devices – 0.3%continued
Thermo Fisher Scientific, Inc.,
5.00%, 12/5/26	$500	$511
1.75%, 10/15/28	38	35
2.80%, 10/15/41	500	382
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/31	400	350
		7,576
Metals & Mining – 0.0%
Freeport-McMoRan, Inc.,
4.63%, 8/1/30	500	500
Newmont Corp.,
5.88%, 4/1/35	100	109
4.88%, 3/15/42	150	148
		757
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC,
5.13%, 9/15/40	100	100
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
2.06%, 12/15/26	500	479
4.08%, 12/15/47	110	93
Halliburton Co.,
3.80%, 11/15/25	49	49
2.92%, 3/1/30	500	464
4.85%, 11/15/35	275	275
7.45%, 9/15/39	160	197
4.75%, 8/1/43	15	14
NOV, Inc.,
3.60%, 12/1/29	150	142
Schlumberger Investment S.A.,
4.50%, 5/15/28	500	508
		2,321
Oil & Gas Supply Chain – 1.6%
Apache Corp.,
5.35%, 7/1/49	300	260
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	150	150
BP Capital Markets America, Inc.,
3.12%, 5/4/26	397	391
3.02%, 1/16/27	712	696
4.23%, 11/6/28	428	430
2.72%, 1/12/32	110	98
4.99%, 4/10/34	500	511
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Oil & Gas Supply Chain – 1.6%continued
3.38%, 2/8/61	$800	$563
BP Capital Markets PLC,
3.28%, 9/19/27	138	135
Cheniere Corpus Christi Holdings LLC,
2.74%, 12/31/39	300	249
Cheniere Energy Partners L.P.,
5.95%, 6/30/33	500	529
Cheniere Energy, Inc.,
5.65%, 4/15/34 (4)	250	259
Chevron Corp.,
3.33%, 11/17/25	140	139
2.95%, 5/16/26	465	458
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	29
2.34%, 8/12/50	200	125
ConocoPhillips Co.,
5.05%, 9/15/33	200	207
3.76%, 3/15/42	100	85
5.30%, 5/15/53	300	303
4.03%, 3/15/62	405	326
Coterra Energy, Inc.,
4.38%, 3/15/29	200	198
DCP Midstream Operating L.P.,
5.63%, 7/15/27	300	309
Devon Energy Corp.,
5.85%, 12/15/25	660	667
5.25%, 10/15/27	1,000	1,005
Diamondback Energy, Inc.,
5.40%, 4/18/34	400	408
6.25%, 3/15/53	300	321
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	61
Energy Transfer L.P.,
5.95%, 12/1/25	175	177
3.90%, 7/15/26	98	97
4.40%, 3/15/27	90	90
4.20%, 4/15/27	560	558
5.50%, 6/1/27	266	273
4.95%, 6/15/28	27	28
5.25%, 4/15/29	212	218
4.15%, 9/15/29	183	180
7.50%, 7/1/38	310	370
4.95%, 1/15/43	691	634
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  67 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Oil & Gas Supply Chain – 1.6%continued
5.15%, 2/1/43	$309	$290
5.30%, 4/1/44	15	14
5.35%, 5/15/45	80	76
6.25%, 4/15/49	400	421
6.05%, 9/1/54	200	207
EnLink Midstream Partners L.P.,
5.45%, 6/1/47	200	189
Enterprise Products Operating LLC,
3.95%, 2/15/27	729	727
3.13%, 7/31/29	138	132
6.88%, 3/1/33	50	57
7.55%, 4/15/38	515	638
5.95%, 2/1/41	40	43
4.80%, 2/1/49	200	187
4.20%, 1/31/50	900	768
EOG Resources, Inc.,
4.95%, 4/15/50	100	96
EQT Corp.,
5.75%, 2/1/34	300	308
Exxon Mobil Corp.,
2.44%, 8/16/29	580	543
3.48%, 3/19/30	125	121
2.61%, 10/15/30	1,010	931
3.00%, 8/16/39	200	164
4.33%, 3/19/50	500	453
Hess Corp.,
7.13%, 3/15/33	690	796
HF Sinclair Corp.,
4.50%, 10/1/30	250	244
Kinder Morgan Energy Partners L.P.,
7.30%, 8/15/33	175	204
6.55%, 9/15/40	205	222
7.50%, 11/15/40	305	361
6.38%, 3/1/41	35	37
5.63%, 9/1/41	310	308
5.40%, 9/1/44	50	48
Kinder Morgan, Inc.,
5.45%, 8/1/52	300	292
Marathon Oil Corp.,
6.80%, 3/15/32	175	198
Marathon Petroleum Corp.,
3.80%, 4/1/28	38	37
6.50%, 3/1/41	300	327
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Oil & Gas Supply Chain – 1.6%continued
MPLX L.P.,
5.20%, 12/1/47	$407	$382
4.70%, 4/15/48	593	517
5.65%, 3/1/53	100	99
Occidental Petroleum Corp.,
6.13%, 1/1/31	1,500	1,583
6.60%, 3/15/46	100	108
ONEOK Partners L.P.,
6.65%, 10/1/36	80	89
ONEOK, Inc.,
5.00%, 3/1/26	500	502
4.55%, 7/15/28	23	23
4.35%, 3/15/29	12	12
6.05%, 9/1/33	300	321
5.15%, 10/15/43	20	19
5.20%, 7/15/48	300	280
7.15%, 1/15/51	400	462
Ovintiv, Inc.,
7.10%, 7/15/53	50	56
Phillips 66,
5.88%, 5/1/42	140	149
Phillips 66 Co.,
3.55%, 10/1/26	470	464
4.90%, 10/1/46	200	184
5.65%, 6/15/54	550	555
Pioneer Natural Resources Co.,
5.10%, 3/29/26	1,000	1,014
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	139	139
3.55%, 12/15/29	554	527
3.80%, 9/15/30	137	131
Sabine Pass Liquefaction LLC,
5.00%, 3/15/27	268	272
4.50%, 5/15/30	487	486
Shell International Finance B.V.,
2.88%, 5/10/26	33	32
2.50%, 9/12/26	1,131	1,097
3.88%, 11/13/28	9	9
2.38%, 11/7/29	287	266
4.13%, 5/11/35	100	97
3.63%, 8/21/42	430	360
4.55%, 8/12/43	60	57
4.38%, 5/11/45	390	354
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 68 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Oil & Gas Supply Chain – 1.6%continued
3.75%, 9/12/46	$230	$189
3.13%, 11/7/49	100	72
3.00%, 11/26/51	150	105
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	354
5.95%, 9/25/43	89	93
4.50%, 3/15/45	110	96
Targa Resources Corp.,
6.13%, 3/15/33	500	537
6.50%, 2/15/53	200	222
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	408	431
7.00%, 10/15/28	545	594
7.63%, 4/1/37	5	6
Valero Energy Corp.,
7.50%, 4/15/32	765	891
Western Midstream Operating L.P.,
6.15%, 4/1/33	700	740
Williams (The) Cos., Inc.,
3.75%, 6/15/27	548	540
4.90%, 3/15/29	500	508
4.65%, 8/15/32	600	596
5.15%, 3/15/34	500	505
5.80%, 11/15/43	200	205
		38,306
Real Estate Investment Trusts – 0.9%
Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	1,700	1,560
American Homes 4 Rent L.P.,
4.30%, 4/15/52	200	165
American Tower Corp.,
3.38%, 10/15/26	26	26
3.13%, 1/15/27	128	125
3.60%, 1/15/28	79	77
1.50%, 1/31/28	39	36
3.95%, 3/15/29	134	131
3.80%, 8/15/29	1,019	991
5.90%, 11/15/33	300	322
5.45%, 2/15/34	300	314
AvalonBay Communities, Inc.,
3.90%, 10/15/46	300	251
Boston Properties L.P.,
2.75%, 10/1/26	30	29
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Real Estate Investment Trusts – 0.9%continued
4.50%, 12/1/28	$100	$99
6.50%, 1/15/34	500	544
Brixmor Operating Partnership L.P.,
2.50%, 8/16/31	300	261
Camden Property Trust,
5.85%, 11/3/26	500	517
COPT Defense Properties L.P.,
2.90%, 12/1/33	200	167
Crown Castle, Inc.,
3.30%, 7/1/30	200	187
5.80%, 3/1/34	300	318
5.20%, 2/15/49	350	336
CubeSmart L.P.,
3.13%, 9/1/26	250	244
Digital Realty Trust L.P.,
3.60%, 7/1/29	300	290
EPR Properties,
3.60%, 11/15/31	250	223
Equinix, Inc.,
2.15%, 7/15/30	1,000	884
ERP Operating L.P.,
3.50%, 3/1/28	500	488
4.50%, 6/1/45	55	50
Essential Properties L.P.,
2.95%, 7/15/31	100	87
Essex Portfolio L.P.,
4.00%, 3/1/29	146	143
3.00%, 1/15/30	154	143
Extra Space Storage L.P.,
5.70%, 4/1/28	700	729
Federal Realty OP L.P.,
5.38%, 5/1/28	250	257
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	300	265
Healthpeak OP LLC,
3.25%, 7/15/26	353	347
3.50%, 7/15/29	277	266
Host Hotels & Resorts L.P.,
3.50%, 9/15/30	118	109
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	200	183
Kilroy Realty L.P.,
4.38%, 10/1/25	88	88
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  69 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Real Estate Investment Trusts – 0.9%continued
4.75%, 12/15/28	$112	$111
Kimco Realty OP LLC,
6.40%, 3/1/34	300	334
4.25%, 4/1/45	200	172
Kite Realty Group Trust,
4.75%, 9/15/30	100	100
Mid-America Apartments L.P.,
2.88%, 9/15/51	200	135
NNN REIT, Inc.,
3.10%, 4/15/50	300	205
Omega Healthcare Investors, Inc.,
3.25%, 4/15/33	300	258
Phillips Edison Grocery Center Operating,
5.75%, 7/15/34	100	104
Piedmont Operating Partnership L.P.,
9.25%, 7/20/28	100	112
Prologis L.P.,
4.88%, 6/15/28	600	616
1.75%, 7/1/30	200	174
4.75%, 6/15/33	300	304
5.00%, 1/31/35	300	307
5.25%, 6/15/53	300	304
Public Storage Operating Co.,
5.13%, 1/15/29	500	521
2.30%, 5/1/31	300	266
2.25%, 11/9/31	200	174
Realty Income Corp.,
3.00%, 1/15/27	56	55
3.40%, 1/15/28	61	60
2.10%, 3/15/28	800	744
3.10%, 12/15/29	123	116
4.90%, 7/15/33	300	303
Regency Centers L.P.,
3.70%, 6/15/30	400	385
Rexford Industrial Realty L.P.,
5.00%, 6/15/28	200	203
Safehold GL Holdings LLC,
6.10%, 4/1/34	100	106
Simon Property Group L.P.,
3.30%, 1/15/26	106	105
2.45%, 9/13/29	1,001	920
6.75%, 2/1/40	242	281
4.25%, 10/1/44	148	129
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Real Estate Investment Trusts – 0.9%continued
Store Capital LLC,
2.70%, 12/1/31	$200	$170
Sun Communities Operating L.P.,
2.30%, 11/1/28	300	274
Tanger Properties L.P.,
2.75%, 9/1/31	100	86
UDR, Inc.,
2.10%, 6/15/33	300	241
Ventas Realty L.P.,
4.00%, 3/1/28	200	197
4.75%, 11/15/30	500	505
5.70%, 9/30/43	100	103
VICI Properties L.P.,
5.63%, 5/15/52	200	196
Welltower OP LLC,
2.05%, 1/15/29	442	403
4.13%, 3/15/29	260	258
3.10%, 1/15/30	218	205
Weyerhaeuser Co.,
4.00%, 3/9/52	200	163
		21,657
Real Estate Services – 0.0%
CBRE Services, Inc.,
5.95%, 8/15/34	300	322
Retail - Consumer Staples – 0.2%
Costco Wholesale Corp.,
1.75%, 4/20/32	300	256
Dollar General Corp.,
5.50%, 11/1/52	200	192
Dollar Tree, Inc.,
2.65%, 12/1/31	200	172
Kroger (The) Co.,
2.65%, 10/15/26	135	131
6.90%, 4/15/38	100	117
5.40%, 7/15/40	100	102
4.65%, 1/15/48	300	271
Target Corp.,
4.80%, 1/15/53	500	492
Walmart, Inc.,
3.70%, 6/26/28	251	251
1.80%, 9/22/31	2,000	1,739
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 70 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Retail - Consumer Staples – 0.2%continued
4.50%, 9/9/52	$200	$194
4.50%, 4/15/53	300	289
		4,206
Retail - Discretionary – 0.3%
AutoNation, Inc.,
3.85%, 3/1/32	300	277
AutoZone, Inc.,
5.05%, 7/15/26	500	508
3.75%, 4/18/29	121	118
4.00%, 4/15/30	129	127
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	200	153
Home Depot (The), Inc.,
4.75%, 6/25/29	600	618
2.70%, 4/15/30	66	61
1.88%, 9/15/31	71	61
3.30%, 4/15/40	200	167
5.40%, 9/15/40	680	721
5.95%, 4/1/41	405	455
4.50%, 12/6/48	400	374
3.63%, 4/15/52	643	517
Lowe's Cos., Inc.,
4.80%, 4/1/26	1,000	1,008
3.35%, 4/1/27	115	113
3.65%, 4/5/29	76	74
3.75%, 4/1/32	500	477
2.80%, 9/15/41	200	147
4.05%, 5/3/47	94	79
3.00%, 10/15/50	906	616
5.85%, 4/1/63	200	212
O'Reilly Automotive, Inc.,
3.90%, 6/1/29	500	492
Ross Stores, Inc.,
1.88%, 4/15/31	200	170
TJX (The) Cos., Inc.,
2.25%, 9/15/26	31	30
1.15%, 5/15/28	74	67
		7,642
Semiconductors – 0.6%
Advanced Micro Devices, Inc.,
4.39%, 6/1/52	150	140
Analog Devices, Inc.,
3.45%, 6/15/27	500	493
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Semiconductors – 0.6%continued
2.80%, 10/1/41	$300	$227
Applied Materials, Inc.,
3.90%, 10/1/25	500	498
1.75%, 6/1/30	500	439
5.85%, 6/15/41	100	112
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	1,203	1,195
Broadcom, Inc.,
4.00%, 4/15/29 (4)	500	492
2.45%, 2/15/31 (4)	1,024	907
4.15%, 4/15/32 (4)	1,500	1,455
4.93%, 5/15/37 (4) (12)	200	200
Intel Corp.,
1.60%, 8/12/28	200	179
2.00%, 8/12/31	50	42
5.20%, 2/10/33	300	304
4.80%, 10/1/41	80	73
3.73%, 12/8/47	741	546
3.25%, 11/15/49	200	135
4.75%, 3/25/50	399	346
5.70%, 2/10/53	700	690
3.10%, 2/15/60	356	216
KLA Corp.,
5.25%, 7/15/62	350	360
Lam Research Corp.,
1.90%, 6/15/30	700	619
Marvell Technology, Inc.,
5.75%, 2/15/29	300	315
Micron Technology, Inc.,
5.38%, 4/15/28	1,000	1,030
NVIDIA Corp.,
3.50%, 4/1/50	400	328
QUALCOMM, Inc.,
4.80%, 5/20/45	795	778
Texas Instruments, Inc.,
2.25%, 9/4/29	500	461
4.90%, 3/14/33	1,000	1,048
		13,628
Software – 0.5%
Adobe, Inc.,
2.15%, 2/1/27	419	403
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  71 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Software – 0.5%continued
Autodesk, Inc.,
3.50%, 6/15/27	$135	$133
Concentrix Corp.,
6.85%, 8/2/33	200	207
Fortinet, Inc.,
2.20%, 3/15/31	100	87
Intuit, Inc.,
5.25%, 9/15/26	1,500	1,537
Microsoft Corp.,
1.35%, 9/15/30	300	261
2.53%, 6/1/50	150	103
2.50%, 9/15/50	400	271
2.92%, 3/17/52	674	495
2.68%, 6/1/60	300	198
3.04%, 3/17/62	1,000	720
Oracle Corp.,
2.65%, 7/15/26	1,441	1,400
2.80%, 4/1/27	7	7
2.30%, 3/25/28	1,124	1,056
4.50%, 5/6/28	600	607
2.88%, 3/25/31	509	463
4.90%, 2/6/33	300	305
3.90%, 5/15/35	336	311
3.80%, 11/15/37	5	4
5.38%, 7/15/40	590	602
3.60%, 4/1/50	1,000	761
5.55%, 2/6/53	500	512
4.38%, 5/15/55	25	21
3.85%, 4/1/60	700	527
Salesforce, Inc.,
1.50%, 7/15/28	1,300	1,192
1.95%, 7/15/31	300	260
VMware LLC,
2.20%, 8/15/31	500	429
Workday, Inc.,
3.80%, 4/1/32	300	285
		13,157
Specialty Finance – 0.7%
Air Lease Corp.,
2.88%, 1/15/26	101	99
1.88%, 8/15/26	78	74
3.63%, 12/1/27	163	160
2.10%, 9/1/28	131	120
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Specialty Finance – 0.7%continued
4.63%, 10/1/28	$651	$653
3.25%, 10/1/29	500	470
Ally Financial, Inc.,
(Variable, U.S. SOFR + 2.82%), 6.85%, 1/3/30 (5)	500	528
American Express Co.,
1.65%, 11/4/26	84	80
5.85%, 11/5/27	500	526
4.05%, 5/3/29	72	72
(Variable, U.S. SOFR Compounded Index + 1.28%), 5.28%, 7/27/29 (5)	400	414
(Variable, U.S. SOFR + 1.94%), 6.49%, 10/30/31 (5)	700	774
(Variable, U.S. SOFR + 1.93%), 5.63%, 7/28/34 (5)	300	314
Capital One Financial Corp.,
3.75%, 7/28/26	150	148
3.75%, 3/9/27	250	247
3.65%, 5/11/27	144	142
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/2/27 (5)	355	337
(Variable, U.S. SOFR + 2.08%), 5.47%, 2/1/29 (5)	700	718
(Variable, U.S. SOFR + 2.64%), 6.31%, 6/8/29 (5)	500	527
(Variable, U.S. SOFR + 2.86%), 6.38%, 6/8/34 (5)	400	432
Equifax, Inc.,
2.35%, 9/15/31	380	330
Fidelity National Financial, Inc.,
3.20%, 9/17/51	200	134
Fidelity National Information Services, Inc.,
5.10%, 7/15/32	500	518
Fiserv, Inc.,
5.38%, 8/21/28	500	519
3.50%, 7/1/29	1,165	1,126
GATX Corp.,
3.50%, 3/15/28	500	483
5.20%, 3/15/44	35	34
6.05%, 6/5/54	150	162
Global Payments, Inc.,
4.95%, 8/15/27	1,000	1,016
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 72 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Specialty Finance – 0.7%continued
Mastercard, Inc.,
3.35%, 3/26/30	$200	$193
3.80%, 11/21/46	500	426
Moody's Corp.,
4.25%, 8/8/32	500	493
PayPal Holdings, Inc.,
2.85%, 10/1/29	1,000	941
5.15%, 6/1/34	500	522
S&P Global, Inc.,
2.45%, 3/1/27	300	289
2.90%, 3/1/32	300	273
Synchrony Financial,
3.95%, 12/1/27	400	388
Verisk Analytics, Inc.,
5.75%, 4/1/33	300	323
Visa, Inc.,
3.15%, 12/14/25	1,250	1,237
4.15%, 12/14/35	100	98
3.65%, 9/15/47	125	104
2.00%, 8/15/50	500	302
		16,746
Steel – 0.0%
Nucor Corp.,
2.98%, 12/15/55	275	180
Steel Dynamics, Inc.,
3.45%, 4/15/30	500	474
		654
Technology – 0.3%
Apple, Inc.,
4.30%, 5/10/33	300	309
Broadcom, Inc.,
4.15%, 2/15/28	1,000	999
Fiserv, Inc.,
5.15%, 8/12/34	500	513
Hewlett Packard Enterprise Co.,
4.85%, 10/15/31	800	798
Mastercard, Inc.,
4.35%, 1/15/32	500	503
Microsoft Corp.,
3.40%, 6/15/27	1,000	993
Oracle Corp.,
4.70%, 9/27/34	1,000	997
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Technology – 0.3%continued
QUALCOMM, Inc.,
6.00%, 5/20/53	$200	$227
Roper Technologies, Inc.,
4.90%, 10/15/34	400	403
S&P Global, Inc.,
5.25%, 9/15/33	300	318
		6,060
Technology Hardware – 0.5%
Apple, Inc.,
2.05%, 9/11/26	308	298
3.35%, 2/9/27	345	342
3.20%, 5/11/27	201	198
2.90%, 9/12/27	400	391
1.20%, 2/8/28	888	818
4.00%, 5/10/28	500	505
3.25%, 8/8/29	37	36
2.20%, 9/11/29	188	174
4.15%, 5/10/30	500	512
1.65%, 5/11/30	1,038	921
1.70%, 8/5/31	38	33
3.35%, 8/8/32	1,000	955
2.38%, 2/8/41	15	11
3.85%, 5/4/43	305	275
3.45%, 2/9/45	25	21
4.38%, 5/13/45	160	154
4.65%, 2/23/46	206	205
3.85%, 8/4/46	20	18
4.25%, 2/9/47	11	10
3.75%, 9/12/47	8	7
3.75%, 11/13/47	25	22
2.95%, 9/11/49	700	518
4.85%, 5/10/53	600	620
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	244
CDW LLC/CDW Finance Corp.,
3.28%, 12/1/28	500	473
Cisco Systems, Inc.,
5.90%, 2/15/39	200	225
5.50%, 1/15/40	90	97
5.35%, 2/26/64	500	531
Corning, Inc.,
5.35%, 11/15/48	300	302
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  73 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Technology Hardware – 0.5%continued
Dell International LLC/EMC Corp.,
6.02%, 6/15/26	$248	$254
5.75%, 2/1/33	121	130
8.35%, 7/15/46	223	302
Dell, Inc.,
7.10%, 4/15/28	1,000	1,087
Flex Ltd.,
6.00%, 1/15/28	300	311
Hewlett Packard Enterprise Co.,
1.75%, 4/1/26	160	154
6.35%, 10/15/45	200	220
HP, Inc.,
6.00%, 9/15/41	275	295
Jabil, Inc.,
3.00%, 1/15/31	300	269
Juniper Networks, Inc.,
5.95%, 3/15/41	100	103
Motorola Solutions, Inc.,
5.60%, 6/1/32	400	423
TD SYNNEX Corp.,
2.65%, 8/9/31	150	129
Teledyne Technologies, Inc.,
2.75%, 4/1/31	200	180
Western Digital Corp.,
3.10%, 2/1/32	250	215
		12,988
Telecommunications – 0.8%
AT&T, Inc.,
2.75%, 6/1/31	359	325
2.25%, 2/1/32	587	504
5.40%, 2/15/34	1,700	1,784
4.50%, 5/15/35	859	836
3.10%, 2/1/43	500	383
4.35%, 6/15/45	52	46
4.75%, 5/15/46	68	64
4.50%, 3/9/48	574	509
3.30%, 2/1/52	550	400
3.80%, 12/1/57	1,200	908
3.65%, 9/15/59	500	363
3.85%, 6/1/60	148	112
Sprint LLC,
7.63%, 3/1/26	1,000	1,033
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Telecommunications – 0.8%continued
T-Mobile U.S.A., Inc.,
4.75%, 2/1/28	$1,066	$1,067
4.80%, 7/15/28	3,500	3,566
3.88%, 4/15/30	1,258	1,223
5.15%, 4/15/34	500	515
4.50%, 4/15/50	700	623
6.00%, 6/15/54	200	220
Verizon Communications, Inc.,
3.15%, 3/22/30	1,352	1,274
1.68%, 10/30/30	818	700
4.78%, 2/15/35 (4)	1,465	1,463
2.85%, 9/3/41	500	376
3.55%, 3/22/51	700	542
3.88%, 3/1/52	300	246
2.99%, 10/30/56	950	623
3.70%, 3/22/61	1,000	757
		20,462
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
2.45%, 2/4/32	200	171
4.25%, 8/9/42	295	253
4.50%, 5/2/43	410	363
5.95%, 2/14/49	517	543
Philip Morris International, Inc.,
5.25%, 9/7/28	800	829
4.88%, 2/13/29	1,000	1,025
1.75%, 11/1/30	181	156
4.13%, 3/4/43	591	518
4.88%, 11/15/43	100	97
		3,955
Transportation & Logistics – 0.5%
American Airlines Pass Through Trust, Series 2021-1, Class A,
2.88%, 7/11/34	268	233
Burlington Northern Santa Fe LLC,
3.25%, 6/15/27	325	320
6.20%, 8/15/36	455	520
5.15%, 9/1/43	280	289
4.45%, 1/15/53	100	93
5.20%, 4/15/54	400	413
5.50%, 3/15/55	150	162
CSX Corp.,
3.35%, 11/1/25	25	25
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 74 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Transportation & Logistics – 0.5%continued
2.60%, 11/1/26	$25	$24
5.20%, 11/15/33	500	527
6.00%, 10/1/36	100	111
6.15%, 5/1/37	190	214
6.22%, 4/30/40	365	415
5.50%, 4/15/41	50	53
4.75%, 11/15/48	200	192
4.50%, 3/15/49	100	92
3.35%, 9/15/49	100	76
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA,
2.00%, 6/10/28	114	107
FedEx Corp.,
3.40%, 2/15/28	276	269
4.25%, 5/15/30	95	95
2.40%, 5/15/31	229	203
3.90%, 2/1/35	100	93
4.10%, 4/15/43	50	43
4.10%, 2/1/45	550	463
4.95%, 10/17/48	200	188
JetBlue Pass Through Trust, Series 2020-1, Class A,
4.00%, 11/15/32	154	148
Kirby Corp.,
4.20%, 3/1/28	100	99
Norfolk Southern Corp.,
4.45%, 6/15/45	275	252
3.94%, 11/1/47	524	436
5.35%, 8/1/54	100	103
5.95%, 3/15/64	300	332
Ryder System, Inc.,
5.30%, 3/15/27	500	512
6.60%, 12/1/33	100	112
Southwest Airlines Co.,
5.13%, 6/15/27	400	407
Union Pacific Corp.,
3.00%, 4/15/27	15	15
3.25%, 2/5/50	1,300	981
5.15%, 1/20/63	700	706
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	681	653
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.2% continued
Transportation & Logistics – 0.5%continued
United Airlines Pass Through Trust, Series 2024-1, Class A,
5.88%, 2/15/37	$200	$206
United Parcel Service, Inc.,
3.75%, 11/15/47	180	148
4.25%, 3/15/49	73	65
5.30%, 4/1/50	377	392
5.60%, 5/22/64	300	321
		11,108
Transportation Equipment – 0.1%
Cummins, Inc.,
1.50%, 9/1/30	500	433
4.88%, 10/1/43	90	88
PACCAR Financial Corp.,
4.45%, 3/30/26	300	302
Westinghouse Air Brake Technologies Corp.,
4.70%, 9/15/28	250	253
		1,076
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	305	297
3.75%, 9/15/47	295	239
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	605
Sysco Corp.,
3.30%, 7/15/26	597	587
3.25%, 7/15/27	523	509
5.38%, 9/21/35	250	262
4.45%, 3/15/48	300	265
		2,764
Wholesale - Discretionary – 0.0%
LKQ Corp.,
5.75%, 6/15/28	200	208
Total Corporate Bonds
(Cost $530,255)		514,251

FOREIGN ISSUER BONDS – 6.3%
Asset Management – 0.2%
Brookfield Finance, Inc.,
4.35%, 4/15/30	1,000	991
5.68%, 1/15/35	300	315
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  75 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Asset Management – 0.2%continued
UBS A.G.,
1.25%, 8/7/26	$366	$347
7.50%, 2/15/28	500	549
5.65%, 9/11/28	200	210
UBS Group A.G.,
4.55%, 4/17/26	1,413	1,417
		3,829
Automotive – 0.1%
Honda Motor Co. Ltd.,
2.53%, 3/10/27	1,000	966
Magna International, Inc.,
5.50%, 3/21/33	200	213
Mercedes-Benz Finance North America LLC,
8.50%, 1/18/31	175	212
		1,391
Banking – 1.7%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/8/25	300	303
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.70%), 6.14%, 9/14/28 (5)	400	418
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (5)	200	198
3.31%, 6/27/29	1,400	1,340
6.94%, 11/7/33	400	463
Bank of Montreal,
2.65%, 3/8/27	1,000	967
(Variable, U.S. SOFR + 1.25%), 4.64%, 9/10/30 (5)	300	303
Bank of Nova Scotia (The),
4.75%, 2/2/26	1,000	1,007
5.65%, 2/1/34	500	535
Barclays PLC,
5.20%, 5/12/26	345	347
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27 (5)	528	503
4.34%, 1/10/28	161	160
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Banking – 1.7%continued
(Variable, U.S. SOFR + 1.74%), 5.69%, 3/12/30 (5)	$500	$520
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.50%), 7.44%, 11/2/33 (5)	500	577
(Variable, U.S. SOFR + 2.98%), 6.22%, 5/9/34 (5)	1,000	1,077
(Variable, U.S. SOFR + 1.91%), 5.34%, 9/10/35 (5)	300	303
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (5)	100	77
5.25%, 8/17/45	144	146
BPCE S.A.,
3.38%, 12/2/26	250	246
Canadian Imperial Bank of Commerce,
3.45%, 4/7/27	500	491
6.09%, 10/3/33	300	328
Commonwealth Bank of Australia,
5.32%, 3/13/26	300	306
Cooperatieve Rabobank U.A.,
5.50%, 10/5/26	500	514
5.75%, 12/1/43	250	268
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (5)	900	969
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27 (5)	1,000	1,027
(Variable, U.S. SOFR + 1.10%), 2.25%, 11/22/27 (5)	1	1
(Variable, CME Term SOFR 3M + 1.81%), 4.04%, 3/13/28 (5)	200	198
(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28 (5)	400	373
(Variable, U.S. SOFR + 1.97%), 6.16%, 3/9/29 (5)	1,700	1,790
(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29 (5)	150	137
(Variable, U.S. SOFR + 1.46%), 5.55%, 3/4/30 (5)	1,500	1,559
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (5)	1,300	1,143
(Variable, U.S. SOFR + 2.87%), 5.40%, 8/11/33 (5)	500	518
6.80%, 6/1/38	150	169
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 76 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Banking – 1.7%continued
5.25%, 3/14/44	$200	$199
ING Groep N.V.,
(Variable, U.S. SOFR + 2.09%), 6.11%, 9/11/34 (5)	400	436
(Variable, U.S. SOFR + 1.77%), 5.55%, 3/19/35 (5)	300	314
Lloyds Banking Group PLC,
4.58%, 12/10/25	2,095	2,088
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.38%), 5.46%, 1/5/28 (5)	500	511
4.34%, 1/9/48	500	425
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.75%), 1.54%, 7/20/27 (5)	934	889
3.29%, 7/25/27	678	665
3.96%, 3/2/28	72	72
3.74%, 3/7/29	1,500	1,475
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (5)	1,000	1,049
Mizuho Financial Group, Inc.,
(Variable, CME Term SOFR 3M + 1.33%), 2.59%, 5/25/31 (5)	1,000	901
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 5.75%, 5/27/34 (5)	500	533
National Australia Bank Ltd.,
3.38%, 1/14/26	1,000	992
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (5)	1,000	1,010
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35 (5)	300	319
Royal Bank of Canada,
4.65%, 1/27/26	600	601
3.88%, 5/4/32	600	579
5.15%, 2/1/34	200	208
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 2.60%), 6.53%, 1/10/29 (5)	700	742
Sumitomo Mitsui Financial Group, Inc.,
3.54%, 1/17/28	1,250	1,222
2.13%, 7/8/30	400	353
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Banking – 1.7%continued
5.78%, 7/13/33	$800	$862
5.81%, 9/14/33	500	542
Toronto-Dominion Bank (The),
1.95%, 1/12/27	2,052	1,967
4.46%, 6/8/32	400	397
Westpac Banking Corp.,
2.85%, 5/13/26	692	679
3.35%, 3/8/27	500	493
5.46%, 11/18/27	500	521
1.95%, 11/20/28	308	284
5.05%, 4/16/29	500	520
6.82%, 11/17/33	300	339
		41,468
Beverages – 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/1/36	200	201
4.90%, 2/1/46	1,880	1,851
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	643	660
3.50%, 6/1/30	1,300	1,262
8.00%, 11/15/39	310	411
4.95%, 1/15/42	190	190
4.50%, 6/1/50	300	286
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	200	164
Diageo Capital PLC,
5.63%, 10/5/33	1,000	1,078
		6,103
Biotechnology & Pharmaceuticals – 0.2%
Astrazeneca Finance LLC,
1.20%, 5/28/26	38	36
AstraZeneca PLC,
3.13%, 6/12/27	31	30
1.38%, 8/6/30	731	629
6.45%, 9/15/37	450	526
4.00%, 9/18/42	250	224
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	300	299
5.38%, 4/15/34	150	162
6.38%, 5/15/38	274	319
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  77 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Biotechnology & Pharmaceuticals – 0.2%continued
Novartis Capital Corp.,
2.00%, 2/14/27	$70	$67
3.10%, 5/17/27	121	119
2.20%, 8/14/30	524	476
3.70%, 9/21/42	36	31
4.40%, 5/6/44	214	204
Takeda Pharmaceutical Co. Ltd.,
3.03%, 7/9/40	500	389
3.18%, 7/9/50	204	146
		3,657
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	300	297
Chemicals – 0.0%
Nutrien Ltd.,
4.00%, 12/15/26	180	179
4.13%, 3/15/35	23	21
5.88%, 12/1/36	27	29
5.63%, 12/1/40	250	257
5.80%, 3/27/53	200	212
		698
Commercial Support Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	158
Consumer Non-Cyclical – 0.0%
Novartis Capital Corp.,
4.70%, 9/18/54	300	294
Unilever Capital Corp.,
4.63%, 8/12/34	300	304
		598
Containers & Packaging – 0.0%
Smurfit Kappa Treasury ULC,
5.78%, 4/3/54(4)	200	214
E-Commerce Discretionary – 0.0%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	161	158
4.40%, 12/6/57	600	531
JD.com, Inc.,
3.38%, 1/14/30	300	285
		974
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Electric Utilities – 0.0%
Emera U.S. Finance L.P.,
2.64%, 6/15/31	$300	$261
Enel Americas S.A.,
4.00%, 10/25/26	200	198
National Grid PLC,
5.60%, 6/12/28	150	157
		616
Energy – 0.0%
South Bow U.S.A. Infrastructure Holdings LLC,
5.03%, 10/1/29 (4)	400	401
TotalEnergies Capital S.A.,
5.28%, 9/10/54	300	300
Woodside Finance Ltd.,
5.70%, 9/12/54	200	199
		900
Forestry, Paper & Wood Products – 0.0%
Suzano Austria GmbH,
3.13%, 1/15/32	400	348
Governmental Banks – 0.4%
Export Development Canada,
3.88%, 2/14/28	500	503
4.13%, 2/13/29	1,000	1,018
Export-Import Bank of Korea,
2.63%, 5/26/26	1,000	976
2.50%, 6/29/41	500	372
Japan Bank for International Cooperation,
2.75%, 11/16/27	1,373	1,329
4.63%, 7/19/28	200	206
3.50%, 10/31/28	301	298
1.88%, 4/15/31	500	441
Korea Development Bank (The),
4.38%, 2/15/33	800	796
Kreditanstalt fuer Wiederaufbau,
2.88%, 4/3/28	1,215	1,186
4.38%, 2/28/34	1,500	1,560
0.00%, 4/18/36 (13)	500	315
Landwirtschaftliche Rentenbank,
3.88%, 6/14/28	500	504
Oesterreichische Kontrollbank A.G.,
4.25%, 3/1/28	500	509
		10,013
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 78 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Household Products – 0.0%
Unilever Capital Corp.,
2.00%, 7/28/26	$674	$653
2.90%, 5/5/27	326	318
5.90%, 11/15/32	125	139
		1,110
Industrial Support Services – 0.0%
Triton Container International Ltd./TAL International Container Corp.,
3.25%, 3/15/32	200	173
Institutional Financial Services – 0.1%
Nomura Holdings, Inc.,
5.39%, 7/6/27	1,200	1,226
6.07%, 7/12/28	500	526
		1,752
Insurance – 0.0%
Fairfax Financial Holdings Ltd.,
6.35%, 3/22/54 (4)	300	321
Manulife Financial Corp.,
3.70%, 3/16/32	300	286
RenaissanceRe Holdings Ltd.,
5.75%, 6/5/33	200	210
XL Group Ltd.,
5.25%, 12/15/43	250	247
		1,064
Internet Media & Services – 0.0%
Baidu, Inc.,
2.38%, 8/23/31	300	262
Weibo Corp.,
3.38%, 7/8/30	200	183
		445
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.30%, 3/8/27	700	655
Medical Equipment & Devices – 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	260
5.00%, 3/15/42	100	97
		357
Metals & Mining – 0.1%
Barrick North America Finance LLC,
5.70%, 5/30/41	300	316
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Metals & Mining – 0.1%continued
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	$200	$181
5.50%, 9/8/53	300	320
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	112
5.75%, 6/1/35	100	109
Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	150	147
4.13%, 8/21/42	300	270
Southern Copper Corp.,
7.50%, 7/27/35	300	357
6.75%, 4/16/40	90	103
Vale Overseas Ltd.,
6.13%, 6/12/33	600	635
		2,550
Oil & Gas Supply Chain – 0.3%
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	395	389
7.20%, 1/15/32	15	17
6.45%, 6/30/33	135	147
6.75%, 2/1/39	200	224
Cenovus Energy, Inc.,
3.75%, 2/15/52	300	221
Enbridge, Inc.,
6.00%, 11/15/28	1,000	1,062
5.63%, 4/5/34	300	315
3.40%, 8/1/51	300	216
Equinor ASA,
1.75%, 1/22/26	48	47
3.00%, 4/6/27	52	51
2.38%, 5/22/30	870	794
4.25%, 11/23/41	350	322
Suncor Energy, Inc.,
7.15%, 2/1/32	200	226
5.95%, 12/1/34	50	54
6.80%, 5/15/38	130	149
3.75%, 3/4/51	100	75
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	1,200	1,130
TotalEnergies Capital S.A.,
5.15%, 4/5/34	700	728
TransCanada PipeLines Ltd.,
4.75%, 5/15/38	100	96
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  79 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Oil & Gas Supply Chain – 0.3%continued
6.10%, 6/1/40	$200	$216
4.88%, 5/15/48	500	468
		6,947
Regional – 0.2%
Province of Alberta Canada,
4.50%, 1/24/34	500	512
Province of British Columbia Canada,
4.80%, 11/15/28	750	780
7.25%, 9/1/36	175	220
Province of Manitoba Canada,
4.90%, 5/31/34	500	528
Province of Ontario Canada,
2.50%, 4/27/26	260	254
4.20%, 1/18/29	1,000	1,015
1.13%, 10/7/30	426	364
2.13%, 1/21/32	60	53
4.50%, 9/8/33	500	514
Province of Quebec Canada,
7.50%, 9/15/29	375	436
		4,676
Retail - Consumer Staples – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	121
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	1,000	945
TSMC Arizona Corp.,
3.13%, 10/25/41	500	409
		1,354
Sovereign Agencies – 0.0%
Japan International Cooperation Agency,
4.00%, 5/23/28	400	402
Sovereign Government – 1.0%
Canada Government International Bond,
0.75%, 5/19/26	2,000	1,904
Chile Government International Bond,
3.13%, 1/21/26	500	490
2.75%, 1/31/27	1,000	966
3.50%, 1/25/50	210	161
5.33%, 1/5/54	500	505
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Sovereign Government – 1.0%continued
3.10%, 1/22/61	$500	$332
Indonesia Government International Bond,
3.50%, 1/11/28	500	491
5.35%, 2/11/49	1,000	1,056
5.65%, 1/11/53	300	325
Israel Government International Bond,
5.38%, 3/12/29	1,000	1,016
4.50%, 1/30/43	200	170
3.88%, 7/3/50	600	440
Korea International Bond,
2.75%, 1/19/27	200	196
3.50%, 9/20/28	500	495
Mexico Government International Bond,
5.40%, 2/9/28	1,000	1,021
3.25%, 4/16/30	742	680
4.88%, 5/19/33	258	247
3.50%, 2/12/34 (11)	—	—
6.35%, 2/9/35	500	524
4.75%, 3/8/44	1,000	846
5.55%, 1/21/45	500	476
4.60%, 1/23/46	500	407
4.35%, 1/15/47	500	393
4.40%, 2/12/52	700	537
6.34%, 5/4/53	500	496
Panama Government International Bond,
3.88%, 3/17/28	565	544
3.16%, 1/23/30	33	30
2.25%, 9/29/32	102	79
6.88%, 1/31/36	500	524
4.50%, 5/15/47	250	189
4.50%, 4/1/56	1,000	718
Peruvian Government International Bond,
6.55%, 3/14/37	500	560
3.30%, 3/11/41	500	393
5.63%, 11/18/50	600	618
Philippine Government International Bond,
5.50%, 3/30/26	200	203
7.75%, 1/14/31	500	591
6.38%, 10/23/34	500	569
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 80 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Sovereign Government – 1.0%continued
5.00%, 1/13/37	$500	$516
3.70%, 2/2/42	500	431
Republic of Italy Government International Bond,
2.88%, 10/17/29	2,000	1,854
5.38%, 6/15/33	175	181
Republic of Poland Government International Bond,
5.50%, 4/4/53	500	512
5.50%, 3/18/54	200	204
Uruguay Government International Bond,
7.63%, 3/21/36	250	310
4.13%, 11/20/45	400	368
5.10%, 6/18/50	750	749
		24,317
Specialty Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.88%, 1/23/28	124	121
5.75%, 6/6/28	300	313
3.30%, 1/30/32	1,000	902
5.30%, 1/19/34	200	205
ORIX Corp.,
5.00%, 9/13/27	300	306
		1,847
Steel – 0.0%
ArcelorMittal S.A.,
6.80%, 11/29/32	500	558
Supranationals – 1.0%
African Development Bank,
4.38%, 3/14/28	1,000	1,024
Asian Development Bank,
2.50%, 11/2/27	500	484
4.50%, 8/25/28	700	722
4.00%, 1/12/33	2,000	2,019
Asian Infrastructure Investment Bank (The),
4.13%, 1/18/29	1,000	1,019
Council of Europe Development Bank,
4.13%, 1/24/29	500	509
European Bank for Reconstruction & Development,
4.38%, 3/9/28	1,000	1,024
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Supranationals – 1.0%continued
European Investment Bank,
2.13%, 4/13/26	$1,500	$1,462
3.88%, 3/15/28	1,000	1,009
4.00%, 2/15/29	1,000	1,015
3.75%, 11/15/29	500	502
3.75%, 2/14/33	1,900	1,887
4.88%, 2/15/36	200	216
Inter-American Development Bank,
2.00%, 6/2/26	803	779
1.13%, 7/20/28	197	180
3.13%, 9/18/28	1,000	983
1.13%, 1/13/31	1,000	855
3.50%, 4/12/33	300	292
3.88%, 10/28/41	200	189
International Bank for Reconstruction & Development,
0.50%, 10/28/25	3,000	2,889
4.00%, 7/25/30	500	508
2.50%, 3/29/32	1,000	920
3.88%, 8/28/34	500	498
4.75%, 2/15/35	25	27
5.06%, 2/28/39	1,000	1,043
International Finance Corp.,
4.25%, 7/2/29	1,000	1,026
Nordic Investment Bank,
4.38%, 3/14/28	700	717
		23,798
Telecommunications – 0.3%
America Movil S.A.B. de C.V.,
4.70%, 7/21/32	300	301
6.13%, 11/15/37	505	554
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 4/1/48	500	443
British Telecommunications PLC,
5.13%, 12/4/28	200	205
9.63%, 12/15/30	100	126
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	483
Orange S.A.,
9.00%, 3/1/31	610	755
Rogers Communications, Inc.,
3.63%, 12/15/25	400	395
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  81 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Telecommunications – 0.3%continued
4.50%, 3/15/42	$100	$90
4.50%, 3/15/43	45	40
5.45%, 10/1/43	49	49
5.00%, 3/15/44	81	77
4.55%, 3/15/52	500	433
Telefonica Emisiones S.A.,
4.10%, 3/8/27	469	467
5.21%, 3/8/47	570	541
TELUS Corp.,
3.40%, 5/13/32	400	366
Vodafone Group PLC,
7.88%, 2/15/30	2	2
6.15%, 2/27/37	59	65
4.88%, 6/19/49	500	460
5.63%, 2/10/53	600	611
		6,463
Tobacco & Cannabis – 0.1%
BAT Capital Corp.,
4.70%, 4/2/27	141	142
4.91%, 4/2/30	604	613
4.74%, 3/16/32	136	136
7.08%, 8/2/53	100	116
Reynolds American, Inc.,
7.25%, 6/15/37	250	289
6.15%, 9/15/43	65	68
5.85%, 8/15/45	795	795
		2,159
Transportation & Logistics – 0.1%
Canadian National Railway Co.,
2.75%, 3/1/26	250	246
6.90%, 7/15/28	25	28
6.25%, 8/1/34	15	17
6.20%, 6/1/36	40	45
6.38%, 11/15/37	20	23
4.40%, 8/5/52	300	277
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	772
4.95%, 8/15/45	200	194
		1,602
Total Foreign Issuer Bonds
(Cost $155,596)		153,614

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 26.7% (14)
Fannie Mae – 12.0%
2.13%, 4/24/26	$1,000	$976
1.88%, 9/24/26	1,000	965
7.13%, 1/15/30	1,500	1,746
0.88%, 8/5/30	1,000	852
6.63%, 11/15/30	200	231
5.63%, 7/15/37	500	577
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	59	58
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	92	89
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.50%, 10/25/26(3)	71	68
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	119	113
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.91%, 11/25/27(3)	183	177
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.64%, 12/25/26(3)	98	95
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	228	223
Fannie Mae-Aces, Series 2018-M1, Class A2,
3.09%, 12/25/27(3)	162	158
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.47%, 7/25/28(3)	197	193
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.75%, 8/25/30(3)	110	107
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.87%, 9/25/30(3)	150	147
Fannie Mae-Aces, Series 2018-M2, Class A2,
3.00%, 1/25/28(3)	111	108
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.16%, 3/25/28(3)	72	70
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 82 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.41%, 6/25/28(3)	$90	$88
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	188	175
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	137	133
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	156	150
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	164	157
Fannie Mae-Aces, Series 2020-M20, Class A2,
1.44%, 10/25/29	500	438
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	172
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	500	436
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.36%, 10/25/30(3)	350	301
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.51%, 3/25/31(3)	200	170
Fannie Mae-Aces, Series 2022-M1, Class A2,
1.72%, 10/25/31(3)	200	170
Fannie Mae-Aces, Series 2022-M10, Class A2,
2.00%, 1/25/32(3)	250	216
Fannie Mae-Aces, Series 2023-M1S, Class A2,
4.65%, 4/25/33(3)	350	357
Fannie Mae-Aces, Series 2023-M6, Class A2,
4.19%, 7/25/28(3)	248	249
Pool #256925,
6.00%, 10/1/37	4	5
Pool #256959,
6.00%, 11/1/37	31	32
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #257042,
6.50%, 1/1/38	$62	$66
Pool #257237,
4.50%, 6/1/28	5	5
Pool #707791,
5.00%, 6/1/33	29	29
Pool #725425,
5.50%, 4/1/34	13	13
Pool #730811,
4.50%, 8/1/33	15	15
Pool #735222,
5.00%, 2/1/35	7	8
Pool #735358,
5.50%, 2/1/35	31	32
Pool #735502,
6.00%, 4/1/35	5	5
Pool #737853,
5.00%, 9/1/33	67	69
Pool #745336,
5.00%, 3/1/36	156	160
Pool #745418,
5.50%, 4/1/36	11	12
Pool #745754,
5.00%, 9/1/34	118	121
Pool #745826,
6.00%, 7/1/36	47	49
Pool #747383,
5.50%, 10/1/33	35	36
Pool #755632,
5.00%, 4/1/34	21	22
Pool #772730,
5.00%, 4/1/34	23	23
Pool #790406,
6.00%, 9/1/34	12	13
Pool #793666,
5.50%, 9/1/34	13	13
Pool #796250,
5.50%, 11/1/34	14	15
Pool #800471,
5.50%, 10/1/34	28	29
Pool #817795,
6.00%, 8/1/36	7	7
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  83 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #826057,
5.00%, 7/1/35	$24	$24
Pool #826585,
5.00%, 8/1/35	35	36
Pool #828523,
5.00%, 7/1/35	16	16
Pool #831676,
6.50%, 8/1/36	3	4
Pool #833067,
5.50%, 9/1/35	58	60
Pool #833163,
5.00%, 9/1/35	26	26
Pool #845425,
6.00%, 2/1/36	7	8
Pool #868435,
6.00%, 4/1/36	55	57
Pool #869710,
6.00%, 4/1/36	13	14
Pool #871135,
6.00%, 1/1/37	16	17
Pool #881818,
6.50%, 8/1/36	9	9
Pool #885866,
6.00%, 6/1/36	58	61
Pool #888100,
5.50%, 9/1/36	57	59
Pool #888205,
6.50%, 2/1/37	13	13
Pool #889224,
5.50%, 1/1/37	61	63
Pool #889401,
6.00%, 3/1/38	28	29
Pool #889579,
6.00%, 5/1/38	59	62
Pool #889630,
6.50%, 3/1/38	6	6
Pool #889970,
5.00%, 12/1/36	43	44
Pool #890234,
6.00%, 10/1/38	27	29
Pool #890796,
3.50%, 12/1/45	505	480
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #893363,
5.00%, 6/1/36	$9	$9
Pool #893366,
5.00%, 4/1/35	22	23
Pool #898417,
6.00%, 10/1/36	8	9
Pool #899079,
5.00%, 3/1/37	16	17
Pool #902414,
5.50%, 11/1/36	46	48
Pool #906090,
5.50%, 1/1/37	32	33
Pool #918515,
5.00%, 6/1/37	28	29
Pool #923123,
5.00%, 4/1/36	7	8
Pool #923166,
7.50%, 1/1/37	4	4
Pool #928261,
4.50%, 3/1/36	29	30
Pool #928584,
6.50%, 8/1/37	84	88
Pool #928909,
6.00%, 12/1/37(11)	—	—
Pool #928915,
6.00%, 11/1/37	2	2
Pool #930606,
4.00%, 2/1/39	130	129
Pool #932023,
5.00%, 1/1/38	21	22
Pool #940623,
5.50%, 8/1/37	7	7
Pool #943388,
6.00%, 6/1/37	30	32
Pool #943617,
6.00%, 8/1/37	11	11
Pool #945876,
5.50%, 8/1/37	4	4
Pool #947216,
6.00%, 10/1/37	18	19
Pool #953018,
6.50%, 10/1/37	31	32
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 84 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #953910,
6.00%, 11/1/37	$17	$18
Pool #955771,
6.50%, 10/1/37	11	11
Pool #959604,
6.50%, 11/1/37	3	4
Pool #959880,
5.50%, 11/1/37	4	4
Pool #962687,
5.00%, 4/1/38	31	32
Pool #968037,
6.00%, 1/1/38	22	23
Pool #969632,
6.50%, 1/1/38	15	16
Pool #970013,
4.50%, 6/1/38	63	64
Pool #972452,
5.50%, 3/1/38	39	40
Pool #981854,
5.50%, 7/1/38	7	7
Pool #986760,
5.50%, 7/1/38	97	100
Pool #992472,
6.00%, 10/1/38	8	8
Pool #995018,
5.50%, 6/1/38	19	20
Pool #995203,
5.00%, 7/1/35	127	130
Pool #995879,
6.00%, 4/1/39	24	26
Pool #AA0649,
5.00%, 12/1/38	92	94
Pool #AA4482,
4.00%, 4/1/39	119	118
Pool #AA8978,
4.50%, 7/1/39	23	23
Pool #AA9357,
4.50%, 8/1/39	104	105
Pool #AB2067,
3.50%, 1/1/41	253	242
Pool #AB2092,
4.00%, 1/1/41	153	151
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #AB2693,
4.50%, 4/1/41	$144	$146
Pool #AB2768,
4.50%, 4/1/41	152	154
Pool #AB3035,
5.00%, 5/1/41	260	268
Pool #AB3246,
5.00%, 7/1/41	55	56
Pool #AB4293,
3.50%, 1/1/42	299	286
Pool #AB5049,
4.00%, 4/1/42	383	378
Pool #AB6016,
3.50%, 8/1/42	176	168
Pool #AB7076,
3.00%, 11/1/42	876	812
Pool #AB7503,
3.00%, 1/1/43	318	295
Pool #AB7733,
3.00%, 1/1/43	695	645
Pool #AB9019,
3.00%, 4/1/43	359	333
Pool #AB9136,
2.50%, 4/1/43	39	34
Pool #AB9990,
3.00%, 7/1/33	75	73
Pool #AC3263,
4.50%, 9/1/29	36	36
Pool #AC4861,
4.50%, 11/1/24	1	1
Pool #AC5040,
4.00%, 10/1/24(11)	—	—
Pool #AC6118,
4.50%, 11/1/39	63	64
Pool #AC8518,
5.00%, 12/1/39	98	101
Pool #AD0119,
6.00%, 7/1/38	79	83
Pool #AD0639,
6.00%, 12/1/38	31	32
Pool #AD0969,
5.50%, 8/1/37	97	100
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  85 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #AD5241,
4.50%, 7/1/40	$72	$73
Pool #AD5525,
5.00%, 6/1/40	118	122
Pool #AD5556,
4.00%, 6/1/25	2	2
Pool #AD7859,
5.00%, 6/1/40	50	52
Pool #AE0971,
4.00%, 5/1/25(11)	—	—
Pool #AE0981,
3.50%, 3/1/41	192	183
Pool #AE1807,
4.00%, 10/1/40	297	293
Pool #AE3873,
4.50%, 10/1/40	54	55
Pool #AE5436,
4.50%, 10/1/40	75	76
Pool #AE7758,
3.50%, 11/1/25	8	8
Pool #AH1295,
3.50%, 1/1/26	18	18
Pool #AH3226,
5.00%, 2/1/41	36	37
Pool #AH4158,
4.00%, 1/1/41	55	54
Pool #AH4450,
3.00%, 1/1/26	9	9
Pool #AH5614,
3.50%, 2/1/26	16	16
Pool #AH8854,
4.50%, 4/1/41	68	69
Pool #AI1247,
4.00%, 4/1/26	9	9
Pool #AI3470,
4.50%, 6/1/41	98	99
Pool #AI4361,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 8.09% Cap), 6.56%, 9/1/41(15)	2	2
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #AI4380,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 7.93% Cap), 6.05%, 11/1/41(15)	$5	$5
Pool #AI5603,
4.50%, 7/1/41	60	61
Pool #AI7743,
4.00%, 8/1/41	56	56
Pool #AI9555,
4.00%, 9/1/41	148	147
Pool #AI9828,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.82%, 1.82% Floor, 7.93% Cap), 6.07%, 11/1/41(15)	3	3
Pool #AJ4093,
3.50%, 10/1/26	7	7
Pool #AJ4408,
4.50%, 10/1/41	60	60
Pool #AJ6086,
3.00%, 12/1/26	22	22
Pool #AJ9218,
4.00%, 2/1/42	240	237
Pool #AJ9326,
3.50%, 1/1/42	493	472
Pool #AJ9355,
3.00%, 1/1/27	50	50
Pool #AK4813,
3.50%, 3/1/42	169	162
Pool #AK4945,
3.50%, 2/1/42	133	128
Pool #AK7766,
2.50%, 3/1/27	67	66
Pool #AK9444,
4.00%, 3/1/42	29	29
Pool #AL0442,
5.50%, 6/1/40	29	30
Pool #AL1849,
6.00%, 2/1/39	116	123
Pool #AL1939,
3.50%, 6/1/42	450	430
Pool #AL2243,
4.00%, 3/1/42	311	307
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 86 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #AL2303,
4.50%, 6/1/26	$3	$3
Pool #AL2397,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.72%, 1.72% Floor, 7.78% Cap), 7.29%, 8/1/42(15)	5	5
Pool #AL3803,
3.00%, 6/1/28	121	119
Pool #AL4462,
2.50%, 6/1/28	147	143
Pool #AL5167,
3.50%, 1/1/34	78	76
Pool #AL5254,
3.00%, 11/1/27	78	77
Pool #AL5377,
4.00%, 6/1/44	1,008	994
Pool #AL5734,
3.50%, 9/1/29	168	166
Pool #AL5785,
4.00%, 9/1/44	609	603
Pool #AL6488,
3.50%, 8/1/43	233	223
Pool #AL7807,
3.00%, 11/1/30	167	163
Pool #AL8951,
3.00%, 8/1/46	301	277
Pool #AL9582,
3.00%, 12/1/31	320	312
Pool #AO0752,
3.00%, 4/1/42	191	177
Pool #AO0800,
3.00%, 4/1/27	55	54
Pool #AO4136,
3.50%, 6/1/42	254	242
Pool #AO8629,
3.50%, 7/1/42	99	94
Pool #AP6273,
3.00%, 10/1/42	264	245
Pool #AQ6784,
3.50%, 12/1/42	250	239
Pool #AQ8185,
2.50%, 1/1/28	33	33
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #AQ8647,
3.50%, 12/1/42	$391	$373
Pool #AR1706,
2.50%, 1/1/28	405	396
Pool #AR3054,
3.00%, 1/1/28	110	108
Pool #AR3792,
3.00%, 2/1/43	207	192
Pool #AR9188,
2.50%, 3/1/43	63	56
Pool #AR9582,
3.00%, 3/1/43	164	152
Pool #AS0018,
3.00%, 7/1/43	187	174
Pool #AS0275,
3.00%, 8/1/33	97	93
Pool #AS3294,
4.00%, 9/1/44	376	367
Pool #AS3600,
3.00%, 10/1/29	369	361
Pool #AS4085,
4.00%, 12/1/44	173	170
Pool #AS4306,
3.00%, 1/1/45	260	240
Pool #AS5090,
2.50%, 6/1/30	92	89
Pool #AS5324,
2.50%, 7/1/30	183	177
Pool #AS5500,
3.00%, 7/1/35	102	97
Pool #AS5666,
4.00%, 8/1/45	241	235
Pool #AS5892,
3.50%, 10/1/45	274	259
Pool #AS6262,
3.50%, 11/1/45	347	327
Pool #AS6332,
3.50%, 12/1/45	397	375
Pool #AS6398,
3.50%, 12/1/45	303	286
Pool #AS6730,
3.50%, 2/1/46	452	428
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  87 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #AS6887,
2.50%, 3/1/31	$209	$201
Pool #AS7149,
3.00%, 5/1/46	543	501
Pool #AS7157,
3.00%, 5/1/46	202	186
Pool #AS7247,
4.00%, 5/1/46	102	99
Pool #AS7343,
3.00%, 6/1/46	196	180
Pool #AS7480,
2.00%, 7/1/31	54	51
Pool #AS7580,
3.00%, 7/1/46	234	213
Pool #AS8067,
3.00%, 10/1/46	540	496
Pool #AS8074,
3.00%, 10/1/46	167	153
Pool #AS8178,
3.00%, 10/1/36	59	57
Pool #AS8194,
2.50%, 10/1/31	714	686
Pool #AS8424,
3.00%, 12/1/36	103	98
Pool #AS8699,
4.00%, 1/1/47	599	583
Pool #AS8960,
4.00%, 3/1/47	203	197
Pool #AS9505,
3.00%, 4/1/32	190	184
Pool #AS9615,
4.50%, 5/1/47	123	123
Pool #AT2720,
3.00%, 5/1/43	451	418
Pool #AT3180,
3.00%, 5/1/43	225	209
Pool #AU1657,
2.50%, 7/1/28	87	84
Pool #AU1689,
3.50%, 8/1/43	1,030	983
Pool #AU3164,
3.00%, 8/1/33	95	91
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #AU5919,
3.50%, 9/1/43	$345	$329
Pool #AV2339,
4.00%, 12/1/43	180	177
Pool #AW8167,
3.50%, 2/1/42	160	153
Pool #AW8595,
3.00%, 8/1/29	80	78
Pool #AX2163,
3.50%, 11/1/44	191	181
Pool #AX4413,
4.00%, 11/1/44	254	247
Pool #AX4839,
3.50%, 11/1/44	291	276
Pool #AY3062,
3.00%, 11/1/26	34	34
Pool #AY9555,
3.00%, 5/1/45	260	240
Pool #AZ1449,
3.00%, 7/1/45	203	187
Pool #AZ2936,
3.00%, 9/1/45	144	133
Pool #AZ2947,
4.00%, 9/1/45	275	268
Pool #AZ4775,
3.50%, 10/1/45	189	178
Pool #AZ6684,
3.00%, 2/1/31	257	250
Pool #BA2911,
3.00%, 11/1/30	87	84
Pool #BC0326,
3.50%, 12/1/45	144	136
Pool #BC0822,
3.50%, 4/1/46	1,220	1,152
Pool #BC1105,
3.50%, 2/1/46	545	515
Pool #BC1510,
3.00%, 8/1/46	175	161
Pool #BC9096,
3.50%, 12/1/46	252	239
Pool #BE3171,
2.50%, 2/1/32	221	212
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 88 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #BH1130,
3.50%, 4/1/32	$126	$124
Pool #BH7032,
3.50%, 12/1/47	113	106
Pool #BH7106,
3.50%, 1/1/48	254	240
Pool #BH9215,
3.50%, 1/1/48	473	446
Pool #BJ0648,
3.50%, 3/1/48	258	243
Pool #BJ9181,
5.00%, 5/1/48	214	218
Pool #BJ9260,
4.00%, 4/1/48	206	200
Pool #BJ9977,
4.00%, 5/1/48	154	150
Pool #BK0276,
4.00%, 9/1/48	83	81
Pool #BK0920,
4.00%, 7/1/48	345	336
Pool #BK0922,
4.50%, 7/1/48	59	59
Pool #BK3044,
2.50%, 9/1/50	440	383
Pool #BK4740,
4.00%, 8/1/48	104	101
Pool #BK4764,
4.00%, 8/1/48	102	99
Pool #BK4816,
4.00%, 9/1/48	148	144
Pool #BM1787,
4.00%, 9/1/47	113	111
Pool #BM2001,
3.50%, 12/1/46	73	69
Pool #BM3286,
4.50%, 11/1/47	42	42
Pool #BM5288,
3.50%, 1/1/34	116	114
Pool #BM5804,
5.00%, 1/1/49	221	225
Pool #BN1176,
4.50%, 11/1/48	94	93
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #BN1628,
4.50%, 11/1/48	$67	$67
Pool #BN5947,
3.50%, 6/1/49	152	144
Pool #BN6097,
4.00%, 6/1/49	600	582
Pool #BN6683,
3.50%, 6/1/49	231	218
Pool #BN8985,
2.00%, 3/1/51	322	266
Pool #BN9007,
2.00%, 3/1/51	748	625
Pool #BO1012,
3.50%, 8/1/49	90	85
Pool #BO1021,
3.50%, 8/1/49	111	105
Pool #BO1169,
3.50%, 7/1/49	77	73
Pool #BO1444,
3.00%, 10/1/49	188	171
Pool #BO1461,
3.00%, 10/1/49	112	102
Pool #BO3181,
2.50%, 10/1/49	407	356
Pool #BO4708,
3.00%, 11/1/49	344	315
Pool #BO8620,
3.00%, 12/1/49	402	367
Pool #BP3454,
2.00%, 5/1/36	414	378
Pool #BP4660,
2.50%, 5/1/50	125	109
Pool #BP6496,
2.00%, 7/1/35	608	560
Pool #BP6626,
2.00%, 8/1/50	803	666
Pool #BP6683,
2.50%, 9/1/50	553	482
Pool #BP7273,
2.50%, 8/1/50	337	294
Pool #BP7585,
2.00%, 9/1/50	2,666	2,221
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  89 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #BQ0202,
2.50%, 8/1/50	$415	$364
Pool #BQ1147,
2.50%, 10/1/50	604	529
Pool #BQ1351,
2.50%, 8/1/50	507	444
Pool #BQ4077,
2.00%, 12/1/50	849	703
Pool #BQ5056,
2.00%, 10/1/50	320	269
Pool #BQ5979,
2.00%, 11/1/50	1,380	1,157
Pool #BR1035,
2.00%, 5/1/51	5,366	4,451
Pool #BR4450,
1.50%, 2/1/36	597	537
Pool #BR6042,
2.00%, 2/1/51	1,888	1,571
Pool #BR9755,
2.00%, 4/1/51	1,299	1,095
Pool #BR9761,
2.00%, 4/1/51	986	817
Pool #BT1034,
2.00%, 7/1/51	1,883	1,568
Pool #BT2034,
2.50%, 3/1/42	820	731
Pool #BT4528,
2.50%, 9/1/51	8,935	7,879
Pool #BT8308,
4.50%, 8/1/52	795	783
Pool #BT9031,
2.00%, 8/1/41	786	685
Pool #BU0066,
2.50%, 10/1/51	931	816
Pool #BU4046,
5.00%, 7/1/53	924	924
Pool #BX1915,
6.00%, 1/1/53	739	762
Pool #BX6021,
5.00%, 2/1/53	351	352
Pool #BY0545,
5.00%, 5/1/53	2,132	2,132
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #BY4424,
5.50%, 7/1/53	$864	$875
Pool #CA0110,
3.50%, 8/1/47	213	201
Pool #CA0619,
4.00%, 10/1/47	64	62
Pool #CA0620,
4.00%, 10/1/47	808	786
Pool #CA0656,
3.50%, 11/1/47	612	577
Pool #CA0859,
3.50%, 12/1/47	452	427
Pool #CA0917,
3.50%, 12/1/47	388	366
Pool #CA1370,
4.00%, 3/1/48	215	209
Pool #CA1378,
4.00%, 3/1/48	169	165
Pool #CA1564,
4.50%, 4/1/48	73	72
Pool #CA1711,
4.50%, 5/1/48	211	210
Pool #CA1902,
4.50%, 6/1/48	208	208
Pool #CA1909,
4.50%, 6/1/48	114	113
Pool #CA1951,
4.00%, 7/1/48	114	111
Pool #CA1952,
4.50%, 6/1/48	51	51
Pool #CA2056,
4.50%, 7/1/48	64	64
Pool #CA2208,
4.50%, 8/1/48	67	66
Pool #CA2256,
3.50%, 8/1/33	104	103
Pool #CA2366,
3.50%, 9/1/48	71	67
Pool #CA2375,
4.00%, 9/1/48	308	300
Pool #CA2559,
4.00%, 11/1/33	125	125
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 90 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #CA2729,
4.50%, 11/1/48	$271	$269
Pool #CA3640,
4.00%, 6/1/49	283	275
Pool #CA4029,
4.00%, 8/1/49	717	698
Pool #CA4143,
3.00%, 9/1/49	2,306	2,107
Pool #CA4420,
3.00%, 10/1/49	345	316
Pool #CA4792,
3.00%, 12/1/49	206	189
Pool #CA5020,
3.50%, 1/1/50	393	370
Pool #CA5452,
3.00%, 3/1/50	661	603
Pool #CA5508,
3.00%, 4/1/50	820	745
Pool #CA5700,
2.50%, 5/1/50	11,087	9,744
Pool #CA6072,
2.50%, 6/1/50	335	292
Pool #CA6074,
2.50%, 6/1/50	471	410
Pool #CA6144,
2.50%, 6/1/50	544	474
Pool #CA6290,
3.00%, 7/1/50	407	372
Pool #CA6305,
2.50%, 7/1/50	942	821
Pool #CA6339,
2.50%, 7/1/50	954	832
Pool #CA6346,
2.50%, 7/1/50	549	478
Pool #CA6563,
2.50%, 8/1/35	445	420
Pool #CA6601,
2.50%, 8/1/50	404	353
Pool #CA6951,
2.50%, 9/1/50	380	332
Pool #CA6962,
2.50%, 9/1/50	563	494
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #CA7019,
2.00%, 9/1/50	$1,080	$903
Pool #CA7216,
2.00%, 10/1/50	2,368	1,976
Pool #CA7232,
2.50%, 10/1/50	1,053	919
Pool #CA7596,
2.00%, 11/1/50	404	334
Pool #CA7600,
2.50%, 11/1/50	1,100	959
Pool #CA7697,
1.50%, 11/1/50	2,127	1,686
Pool #CA7736,
2.50%, 11/1/50	1,095	955
Pool #CA8043,
2.50%, 12/1/50	669	585
Pool #CA9143,
2.00%, 2/1/36	781	720
Pool #CA9355,
2.00%, 3/1/41	436	381
Pool #CA9418,
1.50%, 3/1/36	128	115
Pool #CB0113,
2.00%, 4/1/41	676	590
Pool #CB0325,
2.00%, 4/1/51	1,536	1,278
Pool #CB1903,
2.50%, 10/1/51	1,510	1,327
Pool #CB2049,
2.50%, 11/1/51	1,663	1,436
Pool #CB2079,
2.00%, 11/1/51	3,882	3,246
Pool #CB3597,
3.50%, 5/1/52	1,485	1,384
Pool #CB3705,
3.00%, 5/1/37	231	223
Pool #CB4377,
4.00%, 8/1/52	516	497
Pool #CB5094,
6.50%, 11/1/52	1,214	1,278
Pool #CB6031,
5.00%, 4/1/53	90	90
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  91 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #CB6034,
6.50%, 4/1/53	$329	$340
Pool #CB6750,
5.50%, 7/1/53	1,003	1,016
Pool #CB6755,
6.00%, 7/1/53	909	934
Pool #CB6933,
6.50%, 8/1/53	278	291
Pool #CB7120,
6.00%, 9/1/53	377	387
Pool #CB7123,
6.00%, 9/1/53	349	359
Pool #CB7444,
6.50%, 11/1/53	905	948
Pool #CB8484,
5.50%, 5/1/54	691	700
Pool #CB8821,
7/1/54(2)	964	991
Pool #DA0508,
6.00%, 10/1/53	357	365
Pool #FM1496,
3.50%, 9/1/49	1,146	1,081
Pool #FM1708,
3.00%, 12/1/45	223	207
Pool #FM1742,
3.00%, 10/1/49	217	198
Pool #FM1938,
4.50%, 9/1/49	370	369
Pool #FM2305,
3.50%, 2/1/50	548	517
Pool #FM2715,
3.00%, 3/1/50	146	133
Pool #FM2778,
3.00%, 3/1/50	936	856
Pool #FM2963,
3.00%, 2/1/50	2,966	2,718
Pool #FM3125,
3.50%, 3/1/50	781	734
Pool #FM3225,
3.00%, 5/1/50	516	471
Pool #FM3610,
4.00%, 6/1/50	286	278
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #FM3747,
2.50%, 8/1/50	$885	$773
Pool #FM4055,
2.50%, 8/1/50	5,975	5,230
Pool #FM4149,
3.00%, 9/1/50	2,683	2,442
Pool #FM4193,
2.50%, 9/1/50	607	533
Pool #FM4476,
2.00%, 10/1/50	1,595	1,338
Pool #FM4544,
2.00%, 10/1/50	847	706
Pool #FM4598,
2.00%, 11/1/40	189	166
Pool #FM4734,
2.00%, 11/1/35	994	916
Pool #FM4799,
2.00%, 11/1/50	705	591
Pool #FM4868,
2.00%, 11/1/50	1,185	997
Pool #FM4951,
1.50%, 11/1/35	476	428
Pool #FM5087,
2.00%, 12/1/50	482	403
Pool #FM5210,
2.00%, 12/1/50	711	603
Pool #FM5534,
2.00%, 1/1/41	280	245
Pool #FM5570,
2.00%, 1/1/36	593	547
Pool #FM5580,
1.50%, 1/1/36	588	528
Pool #FM5849,
2.00%, 12/1/50	909	752
Pool #FM6055,
2.00%, 2/1/51	1,819	1,522
Pool #FM6099,
2.00%, 2/1/51	1,798	1,497
Pool #FM6338,
2.00%, 2/1/51	1,121	938
Pool #FM6496,
2.00%, 2/1/51	512	431
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 92 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #FM6550,
2.00%, 3/1/51	$361	$304
Pool #FM6943,
2.00%, 4/1/51	1,227	1,033
Pool #FM6964,
2.00%, 5/1/51	981	827
Pool #FM6991,
2.00%, 4/1/51	1,487	1,247
Pool #FM7078,
2.00%, 4/1/51	1,150	970
Pool #FM7080,
2.00%, 4/1/51	596	502
Pool #FM7411,
2.00%, 5/1/51	3,033	2,508
Pool #FM7429,
1.50%, 5/1/36	1,421	1,275
Pool #FM7622,
2.00%, 5/1/51	772	651
Pool #FM8146,
2.00%, 7/1/36	1,331	1,224
Pool #FM8848,
2.50%, 9/1/41	767	695
Pool #FS0153,
2.00%, 12/1/36	2,179	2,005
Pool #FS1096,
2.00%, 1/1/51	1,297	1,082
Pool #FS2039,
2.00%, 2/1/51	853	711
Pool #FS2442,
4.00%, 7/1/52	801	774
Pool #FS2815,
4.00%, 9/1/52	419	407
Pool #FS3086,
5.50%, 10/1/52	1,650	1,676
Pool #FS3402,
5.00%, 11/1/52	339	340
Pool #FS3421,
5.00%, 12/1/52	355	356
Pool #FS3452,
5.00%, 12/1/52	594	605
Pool #FS3747,
5.50%, 12/1/52	657	666
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #FS3762,
5.00%, 12/1/52	$473	$476
Pool #FS3921,
5.50%, 2/1/53	436	450
Pool #FS4041,
5.50%, 3/1/53	636	645
Pool #FS4047,
3.50%, 12/1/42	172	165
Pool #FS4463,
1.50%, 8/1/37	521	465
Pool #FS4485,
6.00%, 5/1/53	610	629
Pool #FS4522,
5.00%, 5/1/53	177	178
Pool #FS4842,
5.50%, 6/1/53	270	275
Pool #FS4931,
6.00%, 6/1/53	908	932
Pool #FS5115,
5.50%, 6/1/53	468	473
Pool #FS5116,
5.50%, 6/1/53	450	457
Pool #FS5119,
6.00%, 7/1/53	2,634	2,723
Pool #FS5304,
5.50%, 7/1/53	181	184
Pool #FS5396,
5.00%, 7/1/53	1,927	1,949
Pool #FS5436,
5.50%, 8/1/53	289	296
Pool #FS5562,
2.00%, 3/1/52	3,213	2,683
Pool #FS5584,
6.50%, 8/1/53	443	463
Pool #FS5696,
2.00%, 4/1/51	279	233
Pool #FS5709,
5.00%, 8/1/53	840	846
Pool #FS5838,
6.00%, 9/1/53	1,231	1,276
Pool #FS5946,
2.00%, 3/1/37	2,658	2,432
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  93 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #FS5965,
6.00%, 10/1/53	$369	$381
Pool #FS6092,
6.00%, 10/1/53	347	357
Pool #FS6315,
6.50%, 11/1/53	447	465
Pool #FS6461,
6.00%, 10/1/53	450	463
Pool #FS6533,
6/1/53(2)	1,833	1,900
Pool #FS6611,
7.00%, 12/1/53	1,800	1,872
Pool #FS6635,
3.00%, 11/1/53	1,432	1,286
Pool #FS6855,
6.50%, 2/1/54	576	599
Pool #FS7033,
6.00%, 8/1/53	658	676
Pool #FS8129,
5.50%, 5/1/54	580	594
Pool #FS8144,
5.50%, 5/1/54	993	1,024
Pool #MA0361,
4.00%, 3/1/30	30	30
Pool #MA0711,
3.50%, 4/1/31	57	56
Pool #MA0976,
3.50%, 2/1/32	132	130
Pool #MA1138,
3.50%, 8/1/32	103	101
Pool #MA1141,
3.00%, 8/1/32	49	47
Pool #MA1200,
3.00%, 10/1/32	282	271
Pool #MA2320,
3.00%, 7/1/35	230	220
Pool #MA2473,
3.50%, 12/1/35	92	90
Pool #MA2512,
4.00%, 1/1/46	121	118
Pool #MA2670,
3.00%, 7/1/46	550	505
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #MA2672,
3.00%, 7/1/36	$118	$112
Pool #MA2705,
3.00%, 8/1/46	400	366
Pool #MA2737,
3.00%, 9/1/46	184	168
Pool #MA2771,
3.00%, 10/1/46	200	184
Pool #MA2775,
2.50%, 10/1/31	105	101
Pool #MA2781,
2.50%, 10/1/46	152	135
Pool #MA2804,
3.00%, 11/1/36	232	221
Pool #MA2817,
2.50%, 11/1/36	94	87
Pool #MA2841,
2.50%, 12/1/36	38	35
Pool #MA2863,
3.00%, 1/1/47	3,311	3,026
Pool #MA2895,
3.00%, 2/1/47	206	189
Pool #MA3028,
3.50%, 6/1/37	178	174
Pool #MA3057,
3.50%, 7/1/47	311	294
Pool #MA3058,
4.00%, 7/1/47	116	112
Pool #MA3059,
3.50%, 7/1/37	30	29
Pool #MA3073,
4.50%, 7/1/47	242	242
Pool #MA3127,
3.00%, 9/1/37	73	69
Pool #MA3150,
4.50%, 10/1/47	132	132
Pool #MA3181,
3.50%, 11/1/37	48	47
Pool #MA3182,
3.50%, 11/1/47	382	360
Pool #MA3184,
4.50%, 11/1/47	46	45
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 94 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #MA3185,
3.00%, 11/1/37	$80	$75
Pool #MA3188,
3.00%, 11/1/32	234	227
Pool #MA3211,
4.00%, 12/1/47	72	71
Pool #MA3239,
4.00%, 1/1/48	308	299
Pool #MA3276,
3.50%, 2/1/48	313	295
Pool #MA3281,
4.00%, 2/1/38	167	165
Pool #MA3334,
4.50%, 4/1/48	236	235
Pool #MA3385,
4.50%, 6/1/48	80	80
Pool #MA3413,
4.00%, 7/1/38	29	29
Pool #MA3443,
4.00%, 8/1/48	73	71
Pool #MA3444,
4.50%, 8/1/48	70	69
Pool #MA3467,
4.00%, 9/1/48	71	69
Pool #MA3492,
4.00%, 10/1/38	24	24
Pool #MA3547,
3.00%, 12/1/33	136	132
Pool #MA3590,
4.00%, 2/1/39	25	25
Pool #MA3685,
3.00%, 6/1/49	121	110
Pool #MA3692,
3.50%, 7/1/49	94	88
Pool #MA3695,
3.00%, 7/1/34	52	50
Pool #MA3744,
3.00%, 8/1/49	136	125
Pool #MA3765,
2.50%, 9/1/49	287	251
Pool #MA3870,
2.50%, 12/1/49	150	131
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #MA3871,
3.00%, 12/1/49	$139	$126
Pool #MA3896,
2.50%, 1/1/35	808	760
Pool #MA3898,
3.50%, 1/1/35	265	261
Pool #MA3902,
2.50%, 1/1/50	144	126
Pool #MA3934,
3.00%, 2/1/40	89	84
Pool #MA3958,
3.00%, 3/1/40	92	86
Pool #MA4013,
2.50%, 5/1/35	173	164
Pool #MA4014,
3.00%, 5/1/35	272	262
Pool #MA4053,
2.50%, 6/1/35	716	676
Pool #MA4072,
2.50%, 7/1/40	207	186
Pool #MA4078,
2.50%, 7/1/50	1,226	1,070
Pool #MA4094,
2.50%, 8/1/40	228	208
Pool #MA4096,
2.50%, 8/1/50	769	668
Pool #MA4099,
2.50%, 8/1/35	732	689
Pool #MA4100,
2.00%, 8/1/50	1,525	1,272
Pool #MA4119,
2.00%, 9/1/50	1,791	1,490
Pool #MA4122,
1.50%, 9/1/35	257	231
Pool #MA4123,
2.00%, 9/1/35	899	829
Pool #MA4128,
2.00%, 9/1/40	392	344
Pool #MA4153,
2.50%, 10/1/40	113	102
Pool #MA4154,
1.50%, 10/1/35	390	350
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  95 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #MA4155,
2.00%, 10/1/35	$986	$906
Pool #MA4176,
2.00%, 11/1/40	690	603
Pool #MA4181,
1.50%, 11/1/50	2,289	1,813
Pool #MA4232,
2.00%, 1/1/41	337	295
Pool #MA4254,
1.50%, 2/1/51	505	400
Pool #MA4266,
1.50%, 2/1/41	502	423
Pool #MA4278,
1.50%, 3/1/36	1,754	1,573
Pool #MA4280,
1.50%, 3/1/51	878	695
Pool #MA4305,
2.00%, 4/1/51	2,772	2,305
Pool #MA4310,
1.50%, 4/1/41	301	253
Pool #MA4326,
2.50%, 5/1/51	1,063	924
Pool #MA4333,
2.00%, 5/1/41	796	696
Pool #MA4334,
2.50%, 5/1/41	293	265
Pool #MA4342,
1.50%, 5/1/41	154	129
Pool #MA4496,
1.50%, 12/1/36	1,886	1,684
Pool #MA4500,
1.50%, 12/1/41	407	329
Pool #MA4692,
2.50%, 8/1/37	160	150
Pool #MA4731,
3.50%, 9/1/52	996	928
Pool #MA4732,
4.00%, 9/1/52	4,784	4,597
Pool #MA4733,
4.50%, 9/1/52	5,233	5,147
Pool #MA4779,
4.00%, 10/1/42	167	164
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Fannie Mae – 12.0%continued
Pool #MA4805,
4.50%, 11/1/52	$2,414	$2,375
Pool #MA4823,
4.50%, 10/1/37	210	211
Pool #MA4915,
5.00%, 2/1/38	183	185
Pool #MA4991,
5.50%, 4/1/38	114	116
Pool #MA5039,
5.50%, 6/1/53	719	727
Pool #MA5042,
4.50%, 6/1/38	81	81
Pool #MA5060,
5.00%, 6/1/43	86	87
Pool #MA5088,
6.00%, 7/1/38	144	148
Pool #MA5330,
5.50%, 4/1/39	90	92
Pool #MA5389,
6.00%, 6/1/54	1,250	1,278
Pool TBA,
10/1/53(2)	4,000	3,306
10/1/53(2)	2,700	2,330
10/1/53(2)	1,500	1,440
10/1/53(2)	2,000	1,966
10/1/53(2)	3,000	2,998
10/1/53(2)	5,400	5,463
10/1/54(2)	1,000	897
10/1/54(2)	5,500	5,621
10/1/54(2)	5,000	5,154
10/1/54(2)	600	623
		291,548
Federal Farm Credit Bank – 0.2%
Federal Farm Credit Banks Funding Corp.,
3.32%, 2/25/26	520	516
4.75%, 3/9/26	1,180	1,196
3.38%, 9/15/27	2,475	2,458
		4,170
Federal Home Loan Bank – 0.2%
1.10%, 8/20/26	2,000	1,905
4.13%, 9/10/27	875	888
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 96 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Federal Home Loan Bank – 0.2%continued
3.25%, 11/16/28	$1,000	$988
5.50%, 7/15/36	500	569
		4,350
Freddie Mac – 8.2%
Federal Home Loan Mortgage Corp.,
5.55%, 4/15/26	2,093	2,094
6.75%, 3/15/31	700	820
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	245
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	390
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	250	244
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,
3.12%, 9/25/26	100	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	344
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	245
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	199	195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	148
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	$150	$149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	350	349
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	201
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	199
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  97 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,
3.69%, 1/25/29	$100	$99
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,
3.42%, 2/25/29	500	489
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	292
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	200	192
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	287
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	234
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	230
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	200	180
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	335	295
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	435
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	$500	$433
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	500	434
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	87
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	218
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	173
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	264
Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,
2.25%, 2/25/32	200	177
Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,
2.45%, 4/25/32	500	447
Freddie Mac Multifamily Structured Pass Through Certificates, Series K148, Class A2,
3.50%, 7/25/32	300	287
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-151, Class A2,
3.80%, 10/25/32	300	293
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	98
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 98 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	$100	$97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	91
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	81
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	156
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	150	118
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	119
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	150	124
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	81
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class A2,
3.82%, 12/25/32	$500	$488
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-154, Class A2,
4.35%, 1/25/33	200	203
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	100
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-158, Class A2,
4.05%, 7/25/33	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-159, Class A2,
4.50%, 7/25/33	200	204
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2,
4.90%, 10/25/33	100	105
Freddie Mac Multifamily Structured Pass Through Certificates, Series K508, Class A2,
4.74%, 8/25/28	100	103
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2,
5.07%, 10/25/28	500	518
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  99 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,
2.86%, 5/25/26	$145	$142
Freddie Mac Multifamily Structured Pass Through Certificates, Series K754, Class A2,
4.94%, 11/25/30	250	261
Freddie Mac Multifamily Structured Pass Through Certificates, Series K755, Class A2,
5.20%, 2/25/31	150	159
Pool #QA0127,
3.50%, 6/1/49	536	506
Pool #QA1132,
3.50%, 7/1/49	175	165
Pool #QA1263,
3.50%, 7/1/49	195	185
Pool #QA1752,
3.50%, 8/1/49	1,127	1,064
Pool #QA1883,
4.00%, 8/1/49	308	299
Pool #QA3149,
3.00%, 10/1/49	314	287
Pool #QA4699,
3.00%, 11/1/49	190	174
Pool #QA8043,
3.00%, 3/1/50	1,492	1,365
Pool #QB0211,
2.50%, 6/1/50	462	401
Pool #QB2516,
2.50%, 8/1/50	346	302
Pool #QB2545,
2.00%, 8/1/50	1,981	1,651
Pool #QB2682,
2.50%, 8/1/50	396	345
Pool #QB2966,
2.50%, 9/1/50	127	110
Pool #QB3199,
2.00%, 9/1/50	678	565
Pool #QB4275,
2.00%, 10/1/50	282	234
Pool #QB5128,
2.00%, 10/1/50	1,010	841
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #QB5507,
2.00%, 11/1/50	$706	$594
Pool #QB6246,
2.00%, 12/1/50	335	282
Pool #QB6448,
2.00%, 12/1/50	1,054	878
Pool #QB8131,
2.00%, 2/1/51	3,412	2,840
Pool #QB8132,
2.00%, 1/1/51	4,757	3,937
Pool #QB9266,
2.00%, 3/1/51	453	381
Pool #QB9410,
2.00%, 1/1/51	1,333	1,109
Pool #QC1443,
2.00%, 5/1/51	1,862	1,567
Pool #QC1809,
2.00%, 5/1/51	440	367
Pool #QC2062,
2.00%, 5/1/51	764	632
Pool #QC3259,
2.00%, 6/1/51	2,910	2,407
Pool #QC9442,
2.50%, 10/1/51	3,857	3,357
Pool #QD0822,
3.00%, 11/1/51	1,082	987
Pool #QD2146,
2.00%, 12/1/51	850	709
Pool #QE9161,
4.50%, 9/1/52	780	767
Pool #QF7121,
5.50%, 2/1/53	867	879
Pool #QG5959,
5.00%, 7/1/53	923	923
Pool #QG7215,
5.50%, 7/1/53	903	915
Pool #QG8401,
5.50%, 8/1/53	706	714
Pool #QG8408,
5.00%, 8/1/53	1,201	1,201
Pool #QH1135,
7.00%, 9/1/53	405	429
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 100 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #QI2828,
5.50%, 4/1/54	$1,057	$1,070
Pool #QK0622,
1.50%, 2/1/41	492	414
Pool #QN0818,
2.50%, 10/1/34	219	207
Pool #QN5018,
2.00%, 1/1/36	521	480
Pool #QN5866,
2.00%, 4/1/36	278	257
Pool #QN6394,
1.50%, 5/1/36	1,506	1,352
Pool #QN7743,
2.00%, 9/1/36	797	732
Pool #QN8899,
2.00%, 12/1/36	751	688
Pool #RA1196,
4.00%, 8/1/49	711	692
Pool #RA1343,
3.00%, 9/1/49	2,050	1,873
Pool #RA1493,
3.00%, 10/1/49	3,023	2,762
Pool #RA1501,
3.00%, 10/1/49	122	111
Pool #RA2010,
3.50%, 1/1/50	236	222
Pool #RA2117,
3.00%, 2/1/50	297	271
Pool #RA2386,
3.00%, 4/1/50	760	694
Pool #RA2457,
3.00%, 4/1/50	457	418
Pool #RA2677,
2.00%, 6/1/50	1,833	1,538
Pool #RA2730,
2.50%, 6/1/50	273	239
Pool #RA2790,
2.50%, 6/1/50	436	380
Pool #RA2853,
2.50%, 6/1/50	524	457
Pool #RA2959,
2.50%, 7/1/50	512	446
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #RA3086,
2.50%, 7/1/50	$376	$328
Pool #RA3306,
2.50%, 8/1/50	354	309
Pool #RA3524,
2.00%, 9/1/50	1,906	1,595
Pool #RA3563,
2.00%, 9/1/50	943	787
Pool #RA3578,
2.00%, 9/1/50	1,247	1,044
Pool #RA3580,
2.00%, 9/1/50	1,172	982
Pool #RA3662,
2.50%, 10/1/50	569	497
Pool #RA3663,
2.50%, 10/1/50	595	520
Pool #RA3723,
2.00%, 10/1/50	1,219	1,020
Pool #RA3765,
2.50%, 10/1/50	583	509
Pool #RA3913,
2.50%, 11/1/50	2,968	2,616
Pool #RA4209,
1.50%, 12/1/50	1,740	1,379
Pool #RA4218,
2.50%, 12/1/50	7,318	6,436
Pool #RA5204,
2.00%, 5/1/51	1,543	1,276
Pool #RA5373,
2.00%, 6/1/51	715	597
Pool #RA6333,
2.00%, 11/1/51	3,723	3,090
Pool #RA6340,
2.50%, 11/1/51	2,499	2,180
Pool #RA7097,
3.50%, 4/1/52	833	778
Pool #RA7099,
2.00%, 1/1/51	2,664	2,219
Pool #RA8761,
5.50%, 3/1/53	526	537
Pool #RA8791,
5.00%, 4/1/53	1,265	1,266
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  101 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #RB0452,
2.00%, 2/1/41	$806	$704
Pool #RB5032,
2.50%, 2/1/40	67	61
Pool #RB5033,
3.00%, 2/1/40	245	230
Pool #RB5043,
2.50%, 4/1/40	122	112
Pool #RB5048,
2.50%, 5/1/40	67	61
Pool #RB5059,
2.50%, 7/1/40	86	77
Pool #RB5066,
2.50%, 8/1/40	231	210
Pool #RB5076,
2.00%, 8/1/40	495	435
Pool #RB5085,
2.00%, 11/1/40	445	390
Pool #RB5095,
2.00%, 1/1/41	334	293
Pool #RB5100,
2.00%, 2/1/41	275	241
Pool #RB5110,
1.50%, 5/1/41	1,071	900
Pool #RB5111,
2.00%, 5/1/41	446	389
Pool #RB5131,
2.00%, 10/1/41	782	681
Pool #RC1857,
1.50%, 2/1/36	499	448
Pool #RC2045,
2.00%, 6/1/36	250	229
Pool #RJ1229,
4/1/54(2)	950	973
Pool #SB0048,
3.00%, 8/1/34	403	389
Pool #SB0330,
2.00%, 5/1/35	340	313
Pool #SB0434,
2.00%, 10/1/35	564	519
Pool #SB0571,
2.00%, 10/1/36	1,111	1,017
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #SB0726,
4.00%, 8/1/37	$308	$308
Pool #SB0834,
2.50%, 2/1/36	899	849
Pool #SB0955,
5.50%, 8/1/38	78	80
Pool #SB8045,
2.50%, 5/1/35	149	141
Pool #SB8046,
3.00%, 5/1/35	257	247
Pool #SB8057,
2.00%, 8/1/35	515	475
Pool #SB8058,
2.50%, 8/1/35	593	556
Pool #SB8061,
2.00%, 9/1/35	911	839
Pool #SB8067,
1.50%, 9/1/35	237	213
Pool #SB8068,
1.50%, 10/1/35	256	230
Pool #SB8069,
2.00%, 10/1/35	728	671
Pool #SB8073,
1.50%, 11/1/35	331	297
Pool #SB8078,
1.50%, 12/1/35	698	627
Pool #SB8083,
1.50%, 1/1/36	405	363
Pool #SB8092,
1.50%, 3/1/36	725	651
Pool #SB8122,
1.50%, 10/1/36	1,530	1,371
Pool #SB8177,
3.50%, 9/1/37	229	224
Pool #SB8178,
4.00%, 9/1/37	217	216
Pool #SB8182,
3.00%, 10/1/37	318	305
Pool #SB8206,
5.00%, 1/1/38	148	150
Pool #SB8208,
5.50%, 1/1/38	73	75
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 102 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #SB8233,
4.50%, 6/1/38	$215	$216
Pool #SB8247,
5.00%, 8/1/38	80	81
Pool #SB8501,
2.00%, 8/1/35	580	534
Pool #SB8511,
2.00%, 5/1/36	1,211	1,114
Pool #SD0163,
3.00%, 12/1/49	553	505
Pool #SD0261,
3.00%, 2/1/50	225	205
Pool #SD0262,
3.50%, 2/1/50	370	352
Pool #SD0410,
2.50%, 8/1/50	1,181	1,036
Pool #SD0414,
2.50%, 8/1/50	217	190
Pool #SD0467,
2.00%, 12/1/50	562	465
Pool #SD0537,
2.00%, 3/1/51	3,073	2,541
Pool #SD0608,
2.50%, 5/1/51	2,723	2,405
Pool #SD0764,
2.50%, 10/1/51	2,346	2,057
Pool #SD1592,
4.00%, 8/1/52	710	682
Pool #SD1596,
4.00%, 9/1/52	603	585
Pool #SD1855,
5.00%, 9/1/52	525	528
Pool #SD1958,
5.00%, 11/1/52	352	357
Pool #SD2236,
5.50%, 11/1/52	1,118	1,139
Pool #SD2258,
5.00%, 1/1/53	652	653
Pool #SD2266,
5.00%, 1/1/53	558	560
Pool #SD2666,
5.00%, 3/1/53	639	641
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #SD2693,
6.50%, 4/1/53	$612	$644
Pool #SD2922,
5.00%, 5/1/53	462	463
Pool #SD2936,
5.00%, 4/1/53	372	375
Pool #SD3074,
5.50%, 5/1/53	897	910
Pool #SD3683,
5.50%, 9/1/53	1,029	1,046
Pool #SD3713,
6.50%, 8/1/53	931	972
Pool #SD3714,
6.50%, 8/1/53	513	531
Pool #SD3904,
6.50%, 9/1/53	430	448
Pool #SD3913,
5.50%, 9/1/53	285	290
Pool #SD3990,
5.50%, 9/1/53	937	967
Pool #SD3992,
5.50%, 9/1/53	571	585
Pool #SD4204,
6.50%, 10/1/53	733	760
Pool #SD4262,
6.00%, 11/1/53	648	674
Pool #SD4668,
6.00%, 10/1/53	468	480
Pool #SD4702,
6.50%, 1/1/54	650	677
Pool #SD4919,
6.50%, 2/1/54	465	494
Pool #SD5058,
5.50%, 3/1/54	291	296
Pool #SD5316,
6.00%, 4/1/54	907	928
Pool #SD7512,
3.00%, 2/1/50	477	435
Pool #SD7536,
2.50%, 2/1/51	5,417	4,758
Pool #SD7537,
2.00%, 3/1/51	2,931	2,458
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  103 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #SD7539,
2.00%, 4/1/51	$370	$312
Pool #SD7541,
2.00%, 5/1/51	1,983	1,668
Pool #SD8019,
4.50%, 10/1/49	316	314
Pool #SD8023,
2.50%, 11/1/49	272	237
Pool #SD8029,
2.50%, 12/1/49	306	267
Pool #SD8037,
2.50%, 1/1/50	311	271
Pool #SD8083,
2.50%, 8/1/50	702	612
Pool #SD8090,
2.00%, 9/1/50	2,206	1,840
Pool #SD8097,
2.00%, 8/1/50	1,930	1,609
Pool #SD8104,
1.50%, 11/1/50	3,793	3,005
Pool #SD8112,
1.50%, 12/1/50	1,127	892
Pool #SD8139,
1.50%, 4/1/51	2,161	1,709
Pool #SD8213,
3.00%, 5/1/52	1,489	1,337
Pool #SD8225,
3.00%, 7/1/52	1,803	1,620
Pool #SD8266,
4.50%, 11/1/52	2,421	2,381
Pool #SD8325,
6.00%, 5/1/53	954	977
Pool #SD8331,
5.50%, 6/1/53	631	638
Pool #SD8332,
6.00%, 6/1/53	704	720
Pool #SD8374,
6.50%, 11/1/53	435	449
Pool #SD8386,
7.00%, 12/1/53	411	427
Pool #SD8399,
7.50%, 1/1/54	234	244
6.50%, 2/1/54	768	795
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #ZA1036,
4.50%, 2/1/40	$65	$65
Pool #ZA1159,
3.50%, 4/1/42	192	184
Pool #ZA1165,
3.50%, 4/1/42	278	266
Pool #ZA1254,
3.00%, 10/1/42	866	804
Pool #ZA1334,
3.50%, 7/1/42	99	94
Pool #ZA1361,
3.50%, 5/1/43	144	138
Pool #ZA1375,
4.00%, 9/1/44	79	77
Pool #ZA1378,
3.50%, 10/1/44	133	126
Pool #ZA2773,
2.50%, 8/1/27	37	36
Pool #ZA3862,
2.50%, 5/1/31	202	194
Pool #ZA4194,
3.00%, 4/1/43	205	190
Pool #ZA4214,
3.00%, 5/1/43	319	296
Pool #ZA4715,
4.00%, 9/1/46	492	481
Pool #ZA5107,
4.00%, 11/1/47	147	143
Pool #ZA5642,
4.00%, 9/1/48	148	144
Pool #ZA5950,
4.50%, 11/1/48	369	367
Pool #ZI6135,
5.00%, 9/1/34	298	306
Pool #ZI6854,
4.50%, 12/1/37	41	41
Pool #ZI7645,
5.00%, 6/1/38	81	84
Pool #ZI8519,
4.50%, 2/1/39	14	15
Pool #ZI9349,
4.50%, 10/1/39	228	229
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 104 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #ZI9657,
4.50%, 1/1/40	$276	$278
Pool #ZI9939,
4.50%, 4/1/40	89	90
Pool #ZJ0631,
4.50%, 10/1/40	113	114
Pool #ZJ1046,
4.00%, 1/1/41	147	145
Pool #ZJ1052,
4.00%, 1/1/41	134	131
Pool #ZJ1228,
4.00%, 2/1/41	193	191
Pool #ZJ1359,
4.50%, 3/1/41	93	94
Pool #ZK5468,
2.00%, 5/1/28	195	188
Pool #ZK7259,
2.50%, 4/1/30	193	186
Pool #ZK7533,
2.50%, 7/1/30	133	129
Pool #ZL1714,
4.50%, 7/1/41	131	132
Pool #ZL1806,
4.50%, 8/1/41	383	387
Pool #ZL1922,
4.00%, 9/1/41	43	43
Pool #ZL2350,
3.50%, 11/1/41	67	65
Pool #ZL3211,
3.50%, 6/1/42	265	253
Pool #ZL3551,
3.50%, 8/1/42	404	386
Pool #ZL4709,
3.00%, 1/1/43	284	263
Pool #ZL5074,
3.00%, 2/1/43	126	116
Pool #ZL5915,
3.50%, 5/1/43	586	560
Pool #ZL5927,
3.00%, 5/1/43	168	156
Pool #ZL6381,
3.00%, 6/1/43	277	257
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #ZL6467,
3.00%, 7/1/43	$214	$198
Pool #ZL6920,
3.50%, 8/1/43	82	78
Pool #ZL7780,
4.00%, 2/1/44	220	217
Pool #ZL8709,
4.00%, 11/1/44	107	105
Pool #ZM0489,
4.00%, 11/1/45	159	155
Pool #ZM0617,
3.50%, 12/1/45	202	192
Pool #ZM1194,
3.00%, 6/1/46	244	225
Pool #ZM1933,
3.00%, 10/1/46	278	255
Pool #ZM2167,
3.00%, 11/1/46	454	416
Pool #ZM2286,
3.50%, 12/1/46	730	689
Pool #ZM3525,
3.50%, 6/1/47	107	102
Pool #ZM3933,
3.50%, 8/1/47	408	385
Pool #ZM4305,
3.50%, 9/1/47	407	384
Pool #ZM4601,
3.50%, 10/1/47	524	496
Pool #ZM4711,
4.00%, 11/1/47	626	611
Pool #ZM4736,
3.50%, 11/1/47	152	144
Pool #ZM4908,
3.50%, 11/1/47	286	270
Pool #ZM5133,
3.50%, 12/1/47	122	115
Pool #ZM5397,
3.50%, 1/1/48	225	212
Pool #ZM5659,
3.50%, 2/1/48	239	225
Pool #ZM5917,
4.00%, 3/1/48	170	166
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  105 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #ZM6682,
4.50%, 5/1/48	$166	$165
Pool #ZM7370,
4.00%, 7/1/48	109	106
Pool #ZM7378,
5.00%, 7/1/48	131	133
Pool #ZM7849,
4.00%, 8/1/48	49	47
Pool #ZM8045,
4.00%, 9/1/48	169	165
Pool #ZM8575,
4.50%, 10/1/48	117	116
Pool #ZN1506,
3.50%, 11/1/48	611	578
Pool #ZN3447,
3.50%, 2/1/49	115	108
Pool #ZS0932,
4.50%, 8/1/34	7	8
Pool #ZS1567,
5.00%, 8/1/37	10	11
Pool #ZS2391,
5.00%, 9/1/38	19	20
Pool #ZS2499,
5.00%, 3/1/38	45	46
Pool #ZS2533,
4.50%, 2/1/39	48	48
Pool #ZS2827,
4.50%, 11/1/39	116	117
Pool #ZS3554,
3.50%, 7/1/42	184	176
Pool #ZS3596,
4.00%, 6/1/42	485	478
Pool #ZS3613,
4.00%, 8/1/42	237	234
Pool #ZS4078,
3.50%, 1/1/45	257	245
Pool #ZS4127,
4.50%, 7/1/44	107	107
Pool #ZS4472,
3.50%, 2/1/42	176	168
Pool #ZS4536,
3.50%, 10/1/43	255	243
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #ZS4584,
3.00%, 9/1/44	$94	$88
Pool #ZS4600,
4.00%, 1/1/45	266	260
Pool #ZS4607,
3.50%, 3/1/45	338	320
Pool #ZS4617,
3.00%, 6/1/45	174	161
Pool #ZS4618,
3.50%, 6/1/45	275	260
Pool #ZS4621,
3.00%, 7/1/45	421	388
Pool #ZS4627,
4.00%, 8/1/45	92	90
Pool #ZS4629,
3.00%, 9/1/45	537	496
Pool #ZS4630,
3.50%, 9/1/45	186	176
Pool #ZS4634,
4.00%, 10/1/45	110	107
Pool #ZS4639,
4.00%, 11/1/45	113	110
Pool #ZS4642,
3.50%, 12/1/45	380	358
Pool #ZS4655,
3.50%, 3/1/46	186	176
Pool #ZS4667,
3.00%, 6/1/46	268	246
Pool #ZS4671,
3.00%, 8/1/46	604	552
Pool #ZS4677,
3.00%, 9/1/46	168	154
Pool #ZS4703,
3.00%, 2/1/47	176	161
Pool #ZS4722,
3.50%, 6/1/47	168	159
Pool #ZS4730,
3.50%, 8/1/47	63	60
Pool #ZS4740,
4.00%, 10/1/47	303	294
Pool #ZS4743,
3.50%, 11/1/47	415	392
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 106 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #ZS4745,
4.50%, 11/1/47	$277	$276
Pool #ZS4747,
3.50%, 12/1/47	115	109
Pool #ZS4748,
4.00%, 12/1/47	313	305
Pool #ZS4749,
4.50%, 12/1/47	96	96
Pool #ZS4752,
4.00%, 1/1/48	248	242
Pool #ZS4759,
3.50%, 3/1/48	248	234
Pool #ZS4769,
4.00%, 5/1/48	133	129
Pool #ZS4773,
4.50%, 6/1/48	41	41
Pool #ZS4781,
4.50%, 7/1/48	102	102
Pool #ZS4785,
4.00%, 8/1/48	101	98
Pool #ZS8023,
2.00%, 8/1/32	39	37
Pool #ZS8495,
2.50%, 8/1/28	421	410
Pool #ZS8628,
2.00%, 11/1/31	64	61
Pool #ZS8639,
2.00%, 1/1/32	23	21
Pool #ZS9449,
3.50%, 8/1/45	276	262
Pool #ZS9495,
3.50%, 10/1/45	444	422
Pool #ZS9580,
3.50%, 12/1/45	401	379
Pool #ZS9805,
3.00%, 9/1/46	415	381
Pool #ZS9827,
3.00%, 10/1/46	373	343
Pool #ZT0495,
4.50%, 8/1/48	44	44
Pool #ZT0524,
4.50%, 9/1/48	239	238
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac – 8.2%continued
Pool #ZT0542,
4.00%, 7/1/48	$449	$439
Pool #ZT0712,
4.00%, 10/1/48	144	140
Pool #ZT0787,
4.00%, 10/1/48	133	130
Pool #ZT1702,
4.00%, 1/1/49	247	241
Pool #ZT2091,
3.00%, 6/1/34	58	57
		200,085
Freddie Mac Gold – 0.2%
Pool #A16753,
5.00%, 11/1/33	23	23
Pool #A17665,
5.00%, 1/1/34	22	23
Pool #A27950,
5.50%, 11/1/34	54	55
Pool #A31136,
5.50%, 1/1/35	108	112
Pool #A39306,
5.50%, 11/1/35	20	21
Pool #A46224,
5.00%, 7/1/35	6	6
Pool #A48104,
5.00%, 1/1/36	26	27
Pool #A57604,
5.00%, 3/1/37	32	33
Pool #A58718,
5.50%, 3/1/37	4	5
Pool #A59081,
5.50%, 4/1/37	23	24
Pool #A61560,
5.50%, 10/1/36	67	69
Pool #A64474,
5.50%, 9/1/37	6	6
Pool #A67116,
7.00%, 10/1/37	12	13
Pool #A68761,
5.50%, 9/1/37	99	102
Pool #A69303,
6.00%, 11/1/37	6	6
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  107 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac Gold – 0.2%continued
Pool #A73778,
5.00%, 2/1/38	$31	$32
Pool #A74134,
7.00%, 2/1/38	17	17
Pool #A83008,
5.50%, 11/1/38	83	85
Pool #A91541,
5.00%, 3/1/40	66	68
Pool #C91009,
5.00%, 11/1/26	1	1
Pool #C91247,
5.00%, 4/1/29	23	23
Pool #C91370,
4.50%, 5/1/31	51	51
Pool #C91826,
3.00%, 5/1/35	73	70
Pool #C91858,
3.00%, 12/1/35	74	71
Pool #C91879,
3.00%, 6/1/36	90	86
Pool #C91908,
3.00%, 1/1/37	44	42
Pool #D97564,
5.00%, 1/1/28	44	44
Pool #D99094,
3.00%, 3/1/32	61	59
Pool #E04044,
3.50%, 8/1/27	86	85
Pool #G02064,
5.00%, 2/1/36	35	36
Pool #G02069,
5.50%, 3/1/36	5	6
Pool #G02386,
6.00%, 11/1/36	50	53
Pool #G02391,
6.00%, 11/1/36	2	2
Pool #G02540,
5.00%, 11/1/34	19	19
Pool #G02649,
6.00%, 1/1/37	2	2
Pool #G02789,
6.00%, 4/1/37	257	271
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac Gold – 0.2%continued
Pool #G02911,
6.00%, 4/1/37	$4	$4
Pool #G02973,
6.00%, 6/1/37	7	8
Pool #G03121,
5.00%, 6/1/36	32	32
Pool #G03134,
5.50%, 8/1/36	14	15
Pool #G03218,
6.00%, 9/1/37	5	5
Pool #G03351,
6.00%, 9/1/37	14	15
Pool #G03513,
6.00%, 11/1/37	18	19
Pool #G03600,
7.00%, 11/1/37	8	9
Pool #G03737,
6.50%, 11/1/37	108	115
Pool #G03992,
6.00%, 3/1/38	11	11
Pool #G04287,
5.00%, 5/1/38	29	30
Pool #G04459,
5.50%, 6/1/38	28	28
Pool #G04611,
6.00%, 7/1/38	56	59
Pool #G04650,
6.50%, 9/1/38	22	23
Pool #G05733,
5.00%, 11/1/39	86	89
Pool #G05969,
5.00%, 8/1/40	41	42
Pool #G06767,
5.00%, 10/1/41	183	188
Pool #G06947,
6.00%, 5/1/40	62	66
Pool #G08189,
7.00%, 3/1/37	12	13
Pool #G08192,
5.50%, 4/1/37	13	14
Pool #G08341,
5.00%, 4/1/39	229	237
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 108 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac Gold – 0.2%continued
Pool #G14554,
4.50%, 7/1/26	$1	$1
Pool #G14891,
3.00%, 10/1/28	55	54
Pool #G15134,
3.00%, 5/1/29	44	43
Pool #G16562,
3.50%, 8/1/33	188	186
Pool #G16774,
3.50%, 2/1/34	89	88
Pool #G18438,
2.50%, 6/1/27	45	44
Pool #G18571,
2.50%, 10/1/30	99	96
Pool #G18601,
3.00%, 5/1/31	130	127
Pool #G18664,
3.50%, 10/1/32	79	78
Pool #G18681,
3.00%, 3/1/33	262	254
Pool #G30327,
4.50%, 1/1/27	4	4
Pool #G67713,
4.00%, 6/1/48	494	482
Pool #J11136,
4.00%, 11/1/24(11)	—	—
Pool #J12098,
4.50%, 4/1/25	10	10
Pool #J14808,
3.50%, 3/1/26	44	44
Pool #J16932,
3.00%, 10/1/26	25	25
Pool #J17055,
3.00%, 11/1/26	23	23
Pool #J17232,
3.00%, 11/1/26	24	23
Pool #J20834,
2.50%, 10/1/27	81	79
Pool #J22069,
2.50%, 1/1/28	24	23
Pool #J32244,
3.00%, 7/1/30	252	246
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Freddie Mac Gold – 0.2%continued
Pool #K90071,
3.00%, 2/1/33	$174	$168
Pool #K90641,
3.50%, 6/1/33	25	25
Pool #V60886,
2.50%, 8/1/30	65	63
Pool #V60902,
2.50%, 8/1/30	54	52
Pool #V61347,
2.50%, 10/1/31	225	216
		5,124
Government National Mortgage Association I – 0.2%
Pool #510835,
5.50%, 2/15/35	7	8
Pool #553463,
3.50%, 1/15/42	233	225
Pool #597889,
5.50%, 6/15/33	54	56
Pool #614169,
5.00%, 7/15/33	13	13
Pool #616879,
3.50%, 2/15/42	188	181
Pool #617739,
6.00%, 10/15/37	3	3
Pool #634431,
6.00%, 9/15/34	9	9
Pool #641416,
5.50%, 4/15/35	42	43
Pool #646341,
6.00%, 11/15/36	8	8
Pool #648538,
5.00%, 12/15/35	46	47
Pool #651753,
5.50%, 3/15/36	4	4
Pool #670030,
3.00%, 7/15/45	164	151
Pool #675211,
6.50%, 3/15/38	5	5
Pool #675484,
5.50%, 6/15/38	14	14
Pool #676360,
6.50%, 10/15/37	1	2
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  109 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association I – 0.2%continued
Pool #682899,
6.00%, 9/15/40	$90	$94
Pool #687824,
5.50%, 8/15/38	36	37
Pool #687900,
5.00%, 9/15/38	50	51
Pool #687901,
5.00%, 9/15/38	16	17
Pool #692309,
6.00%, 1/15/39	14	15
Pool #697645,
5.50%, 10/15/38	16	16
Pool #698236,
5.00%, 6/15/39	95	97
Pool #698336,
4.50%, 5/15/39	89	90
Pool #699277,
6.00%, 9/15/38	3	3
Pool #700918,
5.50%, 11/15/38	17	18
Pool #700972,
5.50%, 11/15/38	8	9
Pool #703677,
5.50%, 6/15/39	71	74
Pool #704185,
5.50%, 1/15/39	11	11
Pool #704514,
4.50%, 5/15/39	199	202
Pool #717175,
4.50%, 6/15/39	98	99
Pool #719262,
5.00%, 8/15/40	56	57
Pool #720202,
4.50%, 7/15/39	77	78
Pool #723231,
4.00%, 10/15/39	79	78
Pool #723339,
5.00%, 9/15/39	44	45
Pool #726085,
4.00%, 11/15/24(11)	—	—
Pool #728629,
4.50%, 1/15/40	136	138
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association I – 0.2%continued
Pool #736768,
3.00%, 11/15/42	$412	$385
Pool #737286,
4.50%, 5/15/40	107	108
Pool #737416,
3.50%, 9/15/25	4	4
Pool #738134,
3.50%, 4/15/26	9	9
Pool #738247,
4.50%, 4/15/41	58	58
Pool #745215,
4.00%, 7/15/25	3	3
Pool #747643,
4.50%, 8/15/40	138	140
Pool #760874,
3.50%, 2/15/26	6	6
Pool #768800,
4.50%, 6/15/41	29	29
Pool #773939,
4.00%, 11/15/41	177	173
Pool #778957,
3.50%, 3/15/42	228	220
Pool #782131,
5.50%, 12/15/36	14	14
Pool #782150,
5.50%, 4/15/37	19	20
Pool #782259,
5.00%, 2/15/36	38	39
Pool #782272,
5.50%, 2/15/38	34	35
Pool #782498,
6.00%, 12/15/38	16	17
Pool #782584,
5.00%, 3/15/39	21	21
Pool #782696,
5.00%, 6/15/39	92	95
Pool #782831,
6.00%, 12/15/39	12	13
Pool #783176,
4.00%, 11/15/40	250	246
Pool #783740,
2.50%, 12/15/27	23	22
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 110 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association I – 0.2%continued
Pool #AA5391,
3.50%, 6/15/42	$14	$13
Pool #AA6089,
3.00%, 2/15/43	176	164
Pool #AB2761,
3.50%, 8/15/42	46	44
Pool #AB2891,
3.00%, 9/15/42	64	60
Pool #AD8781,
3.00%, 3/15/43	153	143
Pool #AD9016,
3.00%, 4/15/43	120	113
Pool #AL1763,
3.50%, 1/15/45	60	58
		4,250
Government National Mortgage Association II – 5.7%
Pool #3570,
6.00%, 6/20/34	17	18
Pool #3665,
5.50%, 1/20/35	44	45
Pool #3852,
6.00%, 5/20/36	8	8
Pool #3879,
6.00%, 7/20/36	20	21
Pool #3910,
6.00%, 10/20/36	11	12
Pool #3994,
5.00%, 6/20/37	7	7
Pool #4018,
6.50%, 8/20/37	28	30
Pool #4026,
5.00%, 9/20/37	10	10
Pool #4027,
5.50%, 9/20/37	4	5
Pool #4040,
6.50%, 10/20/37	6	7
Pool #4098,
5.50%, 3/20/38	35	36
Pool #4116,
6.50%, 4/20/38	13	14
Pool #4170,
6.00%, 6/20/38	26	27
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association II – 5.7%continued
Pool #4194,
5.50%, 7/20/38	$60	$63
Pool #4243,
5.00%, 9/20/38	15	15
Pool #4244,
5.50%, 9/20/38	18	19
Pool #4245,
6.00%, 9/20/38	9	10
Pool #4269,
6.50%, 10/20/38	13	14
Pool #4290,
5.50%, 11/20/38	12	12
Pool #4344,
6.00%, 1/20/39	21	22
Pool #4345,
6.50%, 1/20/39	15	16
Pool #4425,
5.50%, 4/20/39	35	37
Pool #4559,
5.00%, 10/20/39	73	75
Pool #4561,
6.00%, 10/20/39	43	45
Pool #4617,
4.50%, 1/20/40	21	21
Pool #4619,
5.50%, 1/20/40	84	88
Pool #4713,
4.50%, 6/20/40	62	62
Pool #4747,
5.00%, 7/20/40	55	57
Pool #4881,
3.50%, 12/20/40	240	232
Pool #4923,
4.50%, 1/20/41	57	57
Pool #5050,
4.00%, 5/20/26	11	11
Pool #5081,
4.00%, 6/20/41	91	90
Pool #5082,
4.50%, 6/20/41	92	93
Pool #5114,
4.00%, 7/20/41	340	338
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  111 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association II – 5.7%continued
Pool #5141,
5.00%, 8/20/41	$55	$56
Pool #5175,
4.50%, 9/20/41	54	55
Pool #5202,
3.50%, 10/20/41	144	139
Pool #5203,
4.00%, 10/20/41	86	85
Pool #5232,
3.50%, 11/20/41	271	262
Pool #5264,
5.50%, 12/20/41	6	6
Pool #5280,
4.00%, 1/20/42	99	98
Pool #5304,
3.50%, 2/20/42	101	97
Pool #5317,
5.50%, 2/20/42	47	48
Pool #5331,
3.50%, 3/20/42	159	153
Pool #737602,
4.00%, 11/20/40	131	129
Pool #752757,
4.50%, 11/20/40	178	179
Pool #755677,
4.00%, 12/20/40	75	74
Pool #766711,
4.00%, 5/20/42	420	416
Pool #782433,
6.00%, 10/20/38	38	40
Pool #784345,
3.50%, 7/20/47	335	327
Pool #AA5970,
3.00%, 1/20/43	477	439
Pool #AA6160,
3.50%, 3/20/43	139	133
Pool #AA6243,
3.50%, 4/20/43	46	44
Pool #AD1755,
3.50%, 2/20/43	293	277
Pool #AD8825,
3.50%, 3/20/43	150	141
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association II – 5.7%continued
Pool #AF5097,
4.00%, 8/20/43	$406	$400
Pool #AJ0645,
3.50%, 7/20/44	112	105
Pool #AJ3643,
4.00%, 10/20/44	302	295
Pool #AO7682,
4.00%, 8/20/45	288	281
Pool #BB6965,
3.50%, 7/20/47	245	233
Pool #BE9902,
4.50%, 6/20/48	73	72
Pool #MA0022,
3.50%, 4/20/42	157	151
Pool #MA0088,
3.50%, 5/20/42	357	343
Pool #MA0220,
3.50%, 7/20/42	185	178
Pool #MA0318,
3.50%, 8/20/42	345	331
Pool #MA0321,
5.00%, 8/20/42	81	83
Pool #MA0391,
3.00%, 9/20/42	800	743
Pool #MA0392,
3.50%, 9/20/42	154	148
Pool #MA0698,
3.00%, 1/20/43	188	174
Pool #MA0826,
3.00%, 3/20/28	24	24
Pool #MA0850,
2.50%, 3/20/43	78	70
Pool #MA0851,
3.00%, 3/20/43	271	252
Pool #MA0934,
3.50%, 4/20/43	107	103
Pool #MA1011,
3.00%, 5/20/43	316	294
Pool #MA1012,
3.50%, 5/20/43	290	278
Pool #MA1089,
3.00%, 6/20/43	334	310
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 112 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA1224,
3.50%, 8/20/43	$235	$225
Pool #MA1285,
3.50%, 9/20/43	139	134
Pool #MA1839,
4.00%, 4/20/44	70	69
Pool #MA1920,
4.00%, 5/20/44	75	74
Pool #MA2224,
4.00%, 9/20/44	423	418
Pool #MA2444,
3.00%, 12/20/44	49	46
Pool #MA2521,
3.50%, 1/20/45	208	198
Pool #MA2522,
4.00%, 1/20/45	90	88
Pool #MA2677,
3.00%, 3/20/45	100	93
Pool #MA2753,
3.00%, 4/20/45	275	255
Pool #MA2754,
3.50%, 4/20/45	111	106
Pool #MA2891,
3.00%, 6/20/45	306	284
Pool #MA2892,
3.50%, 6/20/45	105	100
Pool #MA2960,
3.00%, 7/20/45	252	232
Pool #MA3034,
3.50%, 8/20/45	305	291
Pool #MA3104,
3.00%, 9/20/45	363	337
Pool #MA3106,
4.00%, 9/20/45	264	260
Pool #MA3172,
3.00%, 10/20/45	67	62
Pool #MA3174,
4.00%, 10/20/45	146	144
Pool #MA3244,
3.50%, 11/20/45	233	223
Pool #MA3245,
4.00%, 11/20/45	540	531
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA3310,
3.50%, 12/20/45	$876	$835
Pool #MA3378,
4.50%, 1/20/46	341	343
Pool #MA3521,
3.50%, 3/20/46	433	412
Pool #MA3522,
4.00%, 3/20/46	124	122
Pool #MA3596,
3.00%, 4/20/46	247	228
Pool #MA3597,
3.50%, 4/20/46	438	417
Pool #MA3662,
3.00%, 5/20/46	411	379
Pool #MA3663,
3.50%, 5/20/46	259	247
Pool #MA3664,
4.00%, 5/20/46	119	117
Pool #MA3735,
3.00%, 6/20/46	495	458
Pool #MA3736,
3.50%, 6/20/46	336	319
Pool #MA3778,
3.00%, 7/20/31	50	49
Pool #MA3802,
3.00%, 7/20/46	585	541
Pool #MA3803,
3.50%, 7/20/46	495	471
Pool #MA3873,
3.00%, 8/20/46	225	208
Pool #MA3874,
3.50%, 8/20/46	235	224
Pool #MA3936,
3.00%, 9/20/46	514	474
Pool #MA4002,
2.50%, 10/20/46	39	35
Pool #MA4003,
3.00%, 10/20/46	343	315
Pool #MA4067,
2.50%, 11/20/46	321	287
Pool #MA4125,
2.50%, 12/20/46	22	19
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  113 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA4196,
3.50%, 1/20/47	$354	$336
Pool #MA4322,
4.00%, 3/20/47	136	133
Pool #MA4382,
3.50%, 4/20/47	111	106
Pool #MA4509,
3.00%, 6/20/47	538	496
Pool #MA4512,
4.50%, 6/20/47	196	197
Pool #MA4624,
3.00%, 8/20/32	43	41
Pool #MA4652,
3.50%, 8/20/47	462	439
Pool #MA4718,
3.00%, 9/20/47	270	249
Pool #MA4719,
3.50%, 9/20/47	716	678
Pool #MA4778,
3.50%, 10/20/47	449	426
Pool #MA4838,
4.00%, 11/20/47	63	62
Pool #MA4900,
3.50%, 12/20/47	453	430
Pool #MA4962,
3.50%, 1/20/48	418	397
Pool #MA4963,
4.00%, 1/20/48	154	151
Pool #MA5021,
4.50%, 2/20/48	205	205
Pool #MA5077,
3.50%, 3/20/48	486	461
Pool #MA5137,
4.00%, 4/20/48	65	64
Pool #MA5191,
3.50%, 5/20/48	285	270
Pool #MA5264,
4.00%, 6/20/48	165	161
Pool #MA5265,
4.50%, 6/20/48	163	163
Pool #MA5266,
5.00%, 6/20/48	216	219
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA5330,
4.00%, 7/20/48	$217	$212
Pool #MA5331,
4.50%, 7/20/48	331	331
Pool #MA5398,
4.00%, 8/20/48	153	149
Pool #MA5399,
4.50%, 8/20/48	164	164
Pool #MA5466,
4.00%, 9/20/48	372	364
Pool #MA5467,
4.50%, 9/20/48	192	192
Pool #MA5528,
4.00%, 10/20/48	214	209
Pool #MA5529,
4.50%, 10/20/48	188	188
Pool #MA5595,
4.00%, 11/20/48	75	73
Pool #MA5653,
5.00%, 12/20/48	241	245
Pool #MA5818,
4.50%, 3/20/49	191	191
Pool #MA5931,
4.00%, 5/20/49	387	378
Pool #MA5985,
3.50%, 6/20/49	405	383
Pool #MA6040,
4.00%, 7/20/49	461	450
Pool #MA6218,
3.00%, 10/20/49	672	616
Pool #MA6283,
3.00%, 11/20/49	1,020	934
Pool #MA6310,
3.00%, 12/20/34	37	36
Pool #MA6337,
2.50%, 12/20/49	143	127
Pool #MA6338,
3.00%, 12/20/49	1,527	1,399
Pool #MA6339,
3.50%, 12/20/49	780	738
Pool #MA6408,
2.50%, 1/20/50	378	335
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 114 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA6409,
3.00%, 1/20/50	$439	$402
Pool #MA6410,
3.50%, 1/20/50	784	743
Pool #MA6654,
2.00%, 5/20/50	1,131	962
Pool #MA6655,
2.50%, 5/20/50	314	278
Pool #MA6709,
2.50%, 6/20/50	1,459	1,291
Pool #MA6765,
2.50%, 7/20/50	1,679	1,483
Pool #MA6819,
2.50%, 8/20/50	933	825
Pool #MA6820,
3.00%, 8/20/50	727	665
Pool #MA6865,
2.50%, 9/20/50	726	642
Pool #MA6866,
3.00%, 9/20/50	4,647	4,253
Pool #MA6930,
2.00%, 10/20/50	1,113	945
Pool #MA6931,
2.50%, 10/20/50	2,359	2,084
Pool #MA6994,
2.00%, 11/20/50	1,453	1,234
Pool #MA6995,
2.50%, 11/20/50	1,161	1,025
Pool #MA7051,
2.00%, 12/20/50	1,939	1,646
Pool #MA7052,
2.50%, 12/20/50	1,329	1,174
Pool #MA7135,
2.00%, 1/20/51	2,627	2,229
Pool #MA7136,
2.50%, 1/20/51	1,526	1,347
Pool #MA7164,
2.00%, 2/20/36	317	293
Pool #MA7192,
2.00%, 2/20/51	3,071	2,605
Pool #MA7254,
2.00%, 3/20/51	3,399	2,883
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA7311,
2.00%, 4/20/51	$2,090	$1,773
Pool #MA7312,
2.50%, 4/20/51	1,304	1,151
Pool #MA7366,
2.00%, 5/20/51	784	665
Pool #MA7367,
2.50%, 5/20/51	2,021	1,783
Pool #MA7417,
2.00%, 6/20/51	3,103	2,631
Pool #MA7418,
2.50%, 6/20/51	1,408	1,240
Pool #MA7471,
2.00%, 7/20/51	2,827	2,397
Pool #MA7472,
2.50%, 7/20/51	2,194	1,934
Pool #MA7534,
2.50%, 8/20/51	1,940	1,710
Pool #MA7535,
3.00%, 8/20/51	917	837
Pool #MA7588,
2.00%, 9/20/51	1,546	1,311
Pool #MA7589,
2.50%, 9/20/51	3,038	2,677
Pool #MA7590,
3.00%, 9/20/51	991	904
Pool #MA7647,
1.50%, 10/20/51	404	331
Pool #MA7649,
2.50%, 10/20/51	1,479	1,304
Pool #MA7704,
2.00%, 11/20/51	1,600	1,357
Pool #MA7705,
2.50%, 11/20/51	1,574	1,387
Pool #MA7880,
2.00%, 2/20/52	1,666	1,413
Pool #MA7881,
2.50%, 2/20/52	1,230	1,083
Pool #MA7936,
2.50%, 3/20/52	823	725
Pool #MA7988,
3.00%, 4/20/52	1,669	1,522
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  115 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA7989,
3.50%, 4/20/52	$509	$478
Pool #MA8148,
3.00%, 7/20/52	586	535
Pool #MA8151,
4.50%, 7/20/52	1,725	1,706
Pool #MA8199,
3.50%, 8/20/52	945	888
Pool #MA8201,
4.50%, 8/20/52	695	687
Pool #MA8266,
3.50%, 9/20/52	881	827
Pool #MA8267,
4.00%, 9/20/52	1,769	1,711
Pool #MA8268,
4.50%, 9/20/52	876	866
Pool #MA8429,
5.50%, 11/20/52	256	259
Pool #MA8430,
6.00%, 11/20/52	77	79
Pool #MA8489,
4.50%, 12/20/52	1,811	1,790
Pool #MA8490,
5.00%, 12/20/52	1,765	1,770
Pool #MA8491,
5.50%, 12/20/52	1,700	1,720
Pool #MA8492,
6.00%, 12/20/52	1,472	1,504
Pool #MA8569,
5.00%, 1/20/53	1,785	1,790
Pool #MA8723,
4.00%, 3/20/53	1,720	1,662
Pool #MA8945,
4.00%, 6/20/53	281	272
Pool #MA8947,
5.00%, 6/20/53	943	946
Pool #MA8948,
5.50%, 6/20/53	915	925
Pool #MA8949,
6.00%, 6/20/53	2,065	2,107
Pool #MA8950,
6.50%, 6/20/53	1,044	1,071
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA9015,
4.50%, 7/20/53	$953	$941
Pool #MA9016,
5.00%, 7/20/53	2,277	2,279
Pool #MA9017,
5.50%, 7/20/53	1,480	1,496
Pool #MA9106,
5.50%, 8/20/53	935	945
Pool #MA9107,
6.00%, 8/20/53	435	443
Pool #MA9240,
5.00%, 10/20/53	775	777
Pool #MA9241,
5.50%, 10/20/53	758	766
Pool #MA9242,
6.00%, 10/20/53	898	915
Pool #MA9243,
6.50%, 10/20/53	403	413
Pool #MA9244,
7.00%, 10/20/53	343	353
Pool #MA9305,
5.50%, 11/20/53	1,239	1,251
Pool #MA9306,
6.00%, 11/20/53	632	644
Pool #MA9307,
6.50%, 11/20/53	411	421
Pool #MA9366,
7.50%, 12/20/53	139	143
Pool #MA9424,
6.00%, 1/20/54	482	490
Pool #MA9425,
6.50%, 1/20/54	1,116	1,142
Pool #MA9426,
7.00%, 1/20/54	622	638
Pool #MA9541,
5.50%, 3/20/54	2,454	2,478
Pool #MA9604,
5.00%, 4/20/54	396	397
Pool #MA9605,
5.50%, 4/20/54	494	499
Pool #MA9606,
6.00%, 4/20/54	786	800
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 116 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.7% (14)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA9669,
6.00%, 5/20/54	$1,682	$1,714
Pool #MA9670,
6.50%, 5/20/54	1,382	1,415
		137,848
Tennessee Valley Authority – 0.0%
5.25%, 9/15/39	1,050	1,143
Total U.S. Government Agencies
(Cost $706,146)		648,518

U.S. GOVERNMENT OBLIGATIONS – 42.8%
U.S. Treasury Bonds – 8.9%
4.50%, 2/15/36	700	750
4.75%, 2/15/37	500	546
5.00%, 5/15/37	500	559
4.38%, 2/15/38	500	527
4.50%, 5/15/38	500	533
3.50%, 2/15/39	1,000	955
4.25%, 5/15/39	1,100	1,137
4.50%, 8/15/39	1,000	1,061
4.38%, 11/15/39	1,000	1,046
4.63%, 2/15/40	1,000	1,074
1.13%, 5/15/40	3,500	2,312
4.38%, 5/15/40	2,000	2,090
1.13%, 8/15/40	4,500	2,947
3.88%, 8/15/40	1,000	985
1.38%, 11/15/40	5,000	3,393
4.25%, 11/15/40	1,000	1,030
4.75%, 2/15/41	1,000	1,089
2.25%, 5/15/41	5,000	3,875
4.38%, 5/15/41	1,000	1,043
1.75%, 8/15/41	5,500	3,900
3.75%, 8/15/41	1,000	964
2.00%, 11/15/41	5,000	3,676
3.13%, 11/15/41	1,500	1,326
2.38%, 2/15/42	4,750	3,699
3.13%, 2/15/42	1,000	880
3.00%, 5/15/42	750	645
3.25%, 5/15/42	3,000	2,667
2.75%, 8/15/42	1,500	1,236
3.38%, 8/15/42	3,500	3,159
2.75%, 11/15/42	2,000	1,640
4.00%, 11/15/42	3,000	2,952
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 42.8%continued
U.S. Treasury Bonds – 8.9%continued
3.13%, 2/15/43	$1,000	$865
3.88%, 2/15/43	3,500	3,376
2.88%, 5/15/43	2,500	2,076
3.88%, 5/15/43	3,500	3,370
3.63%, 8/15/43	2,000	1,852
4.38%, 8/15/43	3,300	3,393
3.75%, 11/15/43	2,000	1,882
4.75%, 11/15/43	3,000	3,236
3.63%, 2/15/44	2,000	1,846
4.50%, 2/15/44	3,000	3,130
3.38%, 5/15/44	1,000	889
4.63%, 5/15/44	3,500	3,709
3.13%, 8/15/44	2,500	2,132
3.00%, 11/15/44	2,500	2,086
2.50%, 2/15/45	3,000	2,293
3.00%, 5/15/45	1,500	1,247
2.88%, 8/15/45	2,000	1,626
3.00%, 11/15/45	1,250	1,037
2.50%, 2/15/46	2,500	1,890
2.50%, 5/15/46	2,500	1,884
2.25%, 8/15/46	3,000	2,148
2.88%, 11/15/46	1,500	1,206
3.00%, 2/15/47	2,500	2,049
3.00%, 5/15/47	2,000	1,636
2.75%, 8/15/47	3,000	2,341
2.75%, 11/15/47	3,000	2,336
3.00%, 2/15/48	3,000	2,440
3.13%, 5/15/48	3,500	2,907
3.00%, 8/15/48	4,000	3,244
3.38%, 11/15/48	4,000	3,467
3.00%, 2/15/49	4,000	3,238
2.88%, 5/15/49	3,800	3,000
2.25%, 8/15/49	4,000	2,771
2.38%, 11/15/49	3,500	2,488
2.00%, 2/15/50	4,500	2,932
1.25%, 5/15/50	5,500	2,943
1.38%, 8/15/50	6,000	3,305
1.63%, 11/15/50	6,000	3,529
1.88%, 2/15/51	6,500	4,073
2.38%, 5/15/51	6,500	4,586
2.00%, 8/15/51	6,300	4,058
1.88%, 11/15/51	5,800	3,613
2.25%, 2/15/52	5,500	3,751
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  117 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 42.8%continued
U.S. Treasury Bonds – 8.9%continued
2.88%, 5/15/52	$5,100	$3,994
3.00%, 8/15/52	5,000	4,018
4.00%, 11/15/52	5,000	4,865
3.63%, 2/15/53	5,000	4,547
3.63%, 5/15/53	5,000	4,550
4.13%, 8/15/53	5,500	5,477
4.75%, 11/15/53	5,500	6,075
4.25%, 2/15/54	6,000	6,114
4.63%, 5/15/54	5,500	5,966
4.25%, 8/15/54	5,500	5,616
		216,798
U.S. Treasury Notes – 33.9%
4.25%, 10/15/25	5,000	5,015
0.25%, 10/31/25	5,000	4,806
4.50%, 11/15/25	5,000	5,032
2.88%, 11/30/25	5,000	4,943
4.88%, 11/30/25	10,000	10,109
2.63%, 12/31/25	5,000	4,926
4.25%, 12/31/25	5,000	5,023
3.88%, 1/15/26	5,000	5,002
0.38%, 1/31/26	5,000	4,778
4.25%, 1/31/26	5,000	5,027
1.63%, 2/15/26	5,000	4,855
4.00%, 2/15/26	5,000	5,013
0.50%, 2/28/26	5,000	4,776
4.63%, 2/28/26	6,000	6,067
4.63%, 3/15/26	5,000	5,060
0.75%, 3/31/26	5,000	4,782
4.50%, 3/31/26	5,000	5,053
0.75%, 4/30/26	5,000	4,772
4.88%, 4/30/26	5,000	5,085
1.63%, 5/15/26	5,000	4,836
3.63%, 5/15/26	10,000	9,984
0.75%, 5/31/26	5,000	4,762
4.88%, 5/31/26	10,000	10,184
4.13%, 6/15/26	5,000	5,034
0.88%, 6/30/26	10,000	9,527
4.50%, 7/15/26	5,000	5,069
1.50%, 8/15/26	10,000	9,610
4.38%, 8/15/26	5,000	5,062
0.75%, 8/31/26	5,000	4,733
3.75%, 8/31/26	10,000	10,014
4.63%, 9/15/26	5,000	5,090
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 42.8%continued
U.S. Treasury Notes – 33.9%continued
1.63%, 9/30/26	$5,000	$4,808
3.50%, 9/30/26	5,000	4,986
4.63%, 10/15/26	10,000	10,188
1.13%, 10/31/26	10,000	9,498
2.00%, 11/15/26	10,000	9,668
4.63%, 11/15/26	10,000	10,200
1.25%, 11/30/26	5,000	4,755
4.38%, 12/15/26	5,000	5,079
1.25%, 12/31/26	5,000	4,748
1.50%, 1/31/27	10,000	9,531
2.25%, 2/15/27	5,000	4,846
1.13%, 2/28/27	5,000	4,716
4.25%, 3/15/27	5,000	5,077
2.50%, 3/31/27	5,000	4,871
2.75%, 4/30/27	5,000	4,897
2.38%, 5/15/27	5,000	4,848
0.50%, 5/31/27	5,000	4,611
4.63%, 6/15/27	5,000	5,135
3.25%, 6/30/27	5,000	4,958
4.38%, 7/15/27	5,000	5,105
2.75%, 7/31/27	10,000	9,777
2.25%, 8/15/27	10,000	9,639
3.75%, 8/15/27	5,000	5,024
0.50%, 8/31/27	5,000	4,578
3.38%, 9/15/27	5,000	4,975
0.38%, 9/30/27	5,000	4,550
4.13%, 9/30/27	5,000	5,080
0.50%, 10/31/27	5,000	4,554
4.13%, 10/31/27	5,000	5,079
2.25%, 11/15/27	5,000	4,805
0.63%, 11/30/27	5,000	4,561
3.88%, 11/30/27	3,000	3,026
0.63%, 12/31/27	5,000	4,552
3.88%, 12/31/27	5,000	5,048
0.75%, 1/31/28	5,000	4,559
2.75%, 2/15/28	5,000	4,869
4.00%, 2/29/28	5,000	5,068
1.25%, 3/31/28	5,000	4,620
3.63%, 3/31/28	5,000	5,010
1.25%, 4/30/28	5,500	5,072
3.50%, 4/30/28	5,000	4,988
2.88%, 5/15/28	5,000	4,881
3.63%, 5/31/28	5,000	5,008
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 118 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 42.8%continued
U.S. Treasury Notes – 33.9%continued
1.25%, 6/30/28	$5,000	$4,594
4.00%, 6/30/28	5,000	5,075
1.00%, 7/31/28	5,000	4,541
4.13%, 7/31/28	5,000	5,097
2.88%, 8/15/28	5,000	4,873
1.13%, 8/31/28	5,000	4,555
4.38%, 8/31/28	5,000	5,144
1.25%, 9/30/28	5,000	4,569
4.63%, 9/30/28	5,000	5,194
1.38%, 10/31/28	5,000	4,584
4.88%, 10/31/28	5,000	5,244
3.13%, 11/15/28	5,000	4,913
1.50%, 11/30/28	5,000	4,600
4.38%, 11/30/28	5,000	5,153
1.38%, 12/31/28	5,000	4,570
3.75%, 12/31/28	5,000	5,034
1.75%, 1/31/29	5,000	4,635
4.00%, 1/31/29	5,000	5,084
2.63%, 2/15/29	5,000	4,808
1.88%, 2/28/29	5,000	4,655
4.25%, 2/28/29	5,000	5,139
2.38%, 3/31/29	5,000	4,751
4.13%, 3/31/29	5,000	5,113
2.88%, 4/30/29	5,000	4,852
4.63%, 4/30/29	5,000	5,221
2.38%, 5/15/29	5,000	4,745
2.75%, 5/31/29	5,000	4,822
4.50%, 5/31/29	5,000	5,200
3.25%, 6/30/29	5,000	4,928
4.25%, 6/30/29	5,000	5,146
1.63%, 8/15/29	5,000	4,573
3.13%, 8/31/29	5,000	4,896
3.50%, 9/30/29	5,000	4,985
3.88%, 9/30/29	5,000	5,063
3.88%, 11/30/29	5,000	5,065
1.50%, 2/15/30	5,000	4,490
3.50%, 4/30/30	5,000	4,972
0.63%, 5/15/30	5,000	4,246
3.75%, 5/31/30	5,000	5,033
0.63%, 8/15/30	5,000	4,214
4.88%, 10/31/30	5,000	5,337
0.88%, 11/15/30	5,000	4,255
4.00%, 1/31/31	5,000	5,099
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 42.8%continued
U.S. Treasury Notes – 33.9%continued
1.13%, 2/15/31	$5,000	$4,300
4.13%, 3/31/31	5,000	5,136
4.63%, 4/30/31	5,000	5,282
1.63%, 5/15/31	10,000	8,816
4.63%, 5/31/31	5,000	5,284
4.25%, 6/30/31	5,000	5,176
1.25%, 8/15/31	10,000	8,540
3.75%, 8/31/31	5,000	5,027
1.38%, 11/15/31	10,000	8,564
1.88%, 2/15/32	5,000	4,416
2.88%, 5/15/32	8,000	7,562
2.75%, 8/15/32	8,000	7,476
4.13%, 11/15/32	5,000	5,143
3.50%, 2/15/33	15,000	14,739
3.38%, 5/15/33	15,000	14,583
3.88%, 8/15/33	15,000	15,121
4.50%, 11/15/33	15,000	15,841
4.00%, 2/15/34	20,000	20,344
4.38%, 5/15/34	15,000	15,710
3.88%, 8/15/34	9,000	9,063
		821,067
Total U.S. Government Obligations
(Cost $1,071,789)		1,037,865

MUNICIPAL BONDS – 0.5%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	108
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	185
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	184
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,107
7.63%, 3/1/40	405	507
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  119 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
California – 0.1%continued
7.60%, 11/1/40	$100	$127
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	327
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	180
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	110
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	90
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(9)	500	468
		3,285
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	325
District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	31
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	93	106
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	64	73
7.06%, 4/1/57	282	333
		512
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	$281	$322
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	150
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	664	674
		1,146
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	250
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	107
		357
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	103
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	238
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	228
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	152
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	150
		530
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 120 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Build America Revenue Bonds,
7.34%, 11/15/39	$70	$85
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.81%, 11/15/40	60	68
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	213
5.72%, 6/15/42	250	265
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	105
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	262
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	75	78
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	90	94
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	378
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	215
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	251
		2,014
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Ohio – 0.1%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	$200	$225
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	409
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	188
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(6)	200	189
		1,011
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	204
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	112
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	178
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	202
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	148
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	219
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  121 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Texas – 0.1%continued
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	$200	$215
Texas Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	308
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	100
		1,370
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	300	187
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	85
Total Municipal Bonds
(Cost $11,111)		11,618

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII (1) (16) *	50,000	$—
Total Other
(Cost $39)		—

INVESTMENT COMPANIES – 2.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(17) (18)	53,156,437	53,156
Total Investment Companies
(Cost $53,156)		53,156

Total Investments – 100.9%
(Cost $2,558,811)		2,448,756
Liabilities less Other Assets – (0.9%)		(22,513)
NET ASSETS – 100.0%		$2,426,243

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2024.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2024, the value of these securities amounted to approximately $9,884,000 or 0.4% of net assets.

(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2024.
(6)	Century bond maturing in 2111.
(7)	Century bond maturing in 2114.
(8)	Century bond maturing in 2116.
(9)	Century bond maturing in 2112.
(10)	Investment in affiliate.
(11)	Principal Amount and Value rounds to less than one thousand.
(12)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(13)	Zero coupon bond.
(14)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(15)	Variable or floating rate security. Rate as of September 30, 2024 is disclosed.
(16)	Issuer has defaulted on terms of debt obligation.
(17)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(18)	7-day current yield as of September 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 122 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-backed securities:
Auto Loan	$—	$6,369	$200	$6,569
All Other Industries(1)	—	4,740	—	4,740
Total Asset-Backed Securities	—	11,109	200	11,309
Commercial Mortgage-Backed Securities	—	18,425	—	18,425
Corporate Bonds(1)	—	514,251	—	514,251
Foreign Issuer Bonds(1)	—	153,614	—	153,614
U.S. Government Agencies(1)	—	648,518	—	648,518
U.S. Government Obligations(1)	—	1,037,865	—	1,037,865
Municipal Bonds(1)	—	11,618	—	11,618
Investment Companies	53,156	—	—	53,156
Total Investments	$53,156	$2,395,400	$200	$2,448,756

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  123 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.8%
California – 93.8%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$2,000	$2,100
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,030
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,819
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2)	6,995	6,981
Bay Area Toll Authority Toll Bridge Subordinate Revenue Refunding Bonds, Series S-11,
5.00%, 4/1/32	795	937
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	3,500	3,609
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	1,400	1,422
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 8/1/29(1) (2)	750	803
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/27	325	340
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,657	1,621
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 93.8%continued
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	$1,920	$1,961
California Public Finance Authority Revenue Refunding Bonds, Series A, PIH Health,
5.00%, 6/1/32	1,500	1,696
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	797
California School Finance Authority School Facility Revenue Refunding Bonds, Granada Hills Charter Obligated Group,
4.00%, 7/1/38	465	466
California State Department of VA Home Purchase Taxable Revenue Refunding Bonds, Series A,
0.92%, 12/1/25	1,000	962
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/32	2,875	3,331
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,493
California State G.O. Unlimited Bonds,
5.00%, 11/1/32	1,540	1,746
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	4,000	4,282
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	5,000	5,224
California State Health Facilities Financing Authorithy Revenue Bonds, Series A, CommonSpirit Health,
5.00%, 12/1/29	325	363
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 124 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 93.8%continued
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
4.00%, 11/1/44	$3,000	$3,007
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	257
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, Scripps Health,
5.00%, 11/15/27	1,125	1,217
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	2,604
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(3)	1,215	1,282
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	1,855	2,117
California State Health Facilities Financing Authority Variable Revenue Bonds, Series B-2, Scripps Health,
5.00%, 2/4/31(1) (2)	1,350	1,524
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/33	200	227
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,069
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 93.8%continued
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	$3,000	$2,703
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,292	2,905
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/46	1,000	810
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,429
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	385
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,500	1,583
California State Public Works Board Lease Revenue Refunding Bonds, Series C,
5.00%, 8/1/31	1,500	1,728
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/32(4)	3,500	4,093
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	6,630	7,313
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	4,560	4,855
5.25%, 10/1/39	1,500	1,546
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  125 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 93.8%continued
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	$3,500	$3,635
Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,
3.00%, 8/1/35	775	771
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	1,000	827
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	1,000	958
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,399
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/28	1,300	1,433
East Side Union High School District Santa Clara County G.O. Unlimited Bonds, Series B (AGM Insured),
5.00%, 8/1/32	4,610	5,427
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,061
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	3,985	3,297
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A,
3.00%, 8/1/39	2,000	1,927
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A,
5.00%, 4/1/29	300	336
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A (BAM Insured),
5.00%, 4/1/32	580	679
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 93.8%continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	$1,000	$964
2.53%, 6/1/28	1,500	1,411
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,578
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,121
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,365
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,125
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	2,200	2,133
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/36	2,975	3,228
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,713
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	2,706
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/30	1,465	1,565
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,137
5.00%, 5/15/44	1,500	1,557
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 126 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 93.8%continued
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Unrefunded Balance,
5.00%, 5/15/32	$2,840	$3,170
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	3,435	3,624
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	650
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	1,969
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment and Real Property,
5.00%, 5/1/30	600	683
Los Angeles Special Refunding Tax Bonds, Community Facilities District No. 4 Playa Vista,
5.00%, 9/1/30(4)	775	884
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election 2008 (BAM Insured),
5.00%, 7/1/31	1,500	1,611
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	205
Los Angeles Unified School District G.O. Unlimited Bonds, Series C,
5.00%, 7/1/27	3,050	3,273
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	385	318
4.00%, 9/1/51	1,000	949
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	2,920	3,291
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/27	1,130	1,157
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 93.8%continued
5.00%, 10/1/28	$2,770	$2,834
Moreland School District Refunding Bonds, Series A,
5.00%, 8/1/32	1,300	1,528
Moulton-Niguel Water District COPS,
2.25%, 9/1/45	2,800	2,004
Mountain View Los Altos Union High School District G.O. Unlimited Convertible CABS, Series A, Election of 2010,
5.15%, 8/1/30	2,250	2,523
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,522
3.00%, 8/1/40	2,325	2,102
3.00%, 8/1/41	2,590	2,312
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,233
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/37	1,000	1,085
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018, Prerefunded,
5.00%, 8/1/26(3)	3,000	3,149
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	2,000	2,114
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,916
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/39	800	746
3.00%, 9/1/40	875	803
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernardino County,
3.00%, 7/1/30	2,295	2,296
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  127 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 93.8%continued
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/41	$2,230	$2,056
Rialto Unified School District COPS, Kitchen And Meeting (BAM Insured),
5.00%, 9/1/31(4)	270	309
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	622
5.00%, 7/1/31	500	542
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	748
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/27	1,000	1,058
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	850	904
5.00%, 7/1/37	1,000	1,055
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Capital Improvement Project,
5.00%, 10/15/31	1,000	1,166
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,399
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/37	375	407
San Francisco City & County Public Utilities Commission Wastewater Sustainable Revenue Bonds, Series C (SSIP),
5.00%, 10/1/31	3,130	3,668
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,480
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 93.8%continued
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	$1,000	$1,015
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	5,015
San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,
1.30%, 3/1/28	725	660
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/36	1,000	1,173
San Leandro Unified School District G.O. Unlimited Bonds, Series B, Election 2016 (BAM Insured),
5.00%, 8/1/32	560	609
San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/40	500	469
Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,
3.00%, 5/15/35	2,500	2,448
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	875
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), Prerefunded,
5.00%, 8/1/26(3)	1,145	1,183
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,034
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	3,000	2,856
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,127
Stockton PFA Parking Revenue Refunding Bonds,
5.00%, 3/1/32	555	585
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 128 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 93.8%continued
5.00%, 3/1/33	$600	$631
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	502
5.00%, 10/1/34	600	637
University of California Regents Medical Center Pooled Taxable Revenue Refunding Bonds, Series M,
2.46%, 5/15/26	1,785	1,737
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/31	4,500	5,218
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/31	710	795
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	700	748
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,525
		233,197
Total Municipal Bonds
(Cost $244,647)		233,197

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(5) (6)	7,201,733	$7,202
Total Investment Companies
(Cost $7,202)		7,202

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 4.4%
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,
2.13%, 4/1/25(1) (2)	$8,000	$7,956
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(1) (2)	2,450	2,404
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.4%continued
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Stanford Health Care,
3.00%, 8/15/25(1) (2)	$600	$599
Total Short-Term Investments
(Cost $11,045)		10,959

Total Investments – 101.1%
(Cost $262,894)		251,358
Liabilities less Other Assets – (1.1%)		(2,835)
NET ASSETS – 100.0%		$248,523

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2024 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2024.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

MFH - Multi-Family Housing

PFA - Public Finance Authority

TCRS - Transferable Custodial Receipts

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  129 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	September 30, 2024 (UNAUDITED)
TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$233,197	$—	$233,197
Investment Companies	7,202	—	—	7,202
Short-Term Investments	—	10,959	—	10,959
Total Investments	$7,202	$244,156	$—	$251,358
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 130 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND	September 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 101.1%
California – 101.1%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$525
Bay Area Toll Authority Revenue Refunding Bonds, San Francisco Bay Area Subordinate Toll Bridge,
4.00%, 4/1/35	2,400	2,444
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(1)	1,000	1,121
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2) (3)	3,675	3,668
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), Prerefunded,
5.25%, 2/15/27(1)	1,500	1,602
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(2) (3)	600	610
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	911
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	335
California Housing Finance Agency Affordable Housing Revenue Bonds, Series A-1, Sustainability Bonds (FHA Insured),
3.20%, 2/1/25	550	550
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,184	1,158
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 101.1%continued
California – 101.1%continued
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	$480	$490
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
3.00%, 12/1/51	600	451
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/32	905	1,048
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project ,
5.00%, 11/1/31	1,040	1,191
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
4.00%, 11/1/49	1,000	989
California State G.O. Unlimited Bonds,
3.00%, 12/1/46	300	254
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/25	550	562
5.00%, 9/1/26	3,150	3,307
5.00%, 12/1/26	2,000	2,116
5.00%, 9/1/42	1,000	1,129
California State G.O. Unlimited Refunding Bonds, Bidding Group A,
5.00%, 9/1/25	2,125	2,171
California State G.O. Unlimited Refunding Bonds, Group B,
5.00%, 10/1/28	790	871
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
4.00%, 11/1/44	2,000	2,005
California State Health Facilities Financing Authority Revenue Refunding Bonds, Lucile Salter Packard Children's Hospital,
5.00%, 8/15/34	1,250	1,491
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  131 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 101.1%continued
California – 101.1%continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	$410	$432
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(2) (3)	225	257
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	625	651
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(2) (3)	3,500	3,391
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3)	2,000	1,802
California State Municipal Finance Authority Lease Revenue Bonds, Orange County Civic Center Infrastructure Improvement Program,
5.00%, 6/1/32	1,500	1,617
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	231
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/49	1,000	790
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	500	549
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,069
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 101.1%continued
California – 101.1%continued
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	$175	$169
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
9/1/27(4)	2,815	3,022
California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group,
4.00%, 8/1/51	800	730
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	1,500	1,654
3.00%, 5/15/51	1,225	974
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	1,000	1,065
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	2,000	2,077
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	491
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	1,750	1,755
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/49	1,000	1,001
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	448
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	625	599
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 132 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 101.1%continued
California – 101.1%continued
East Side Union High School District Santa Clara County G.O. Unlimited Refunding Bonds, Series A (AGM Insured),
5.00%, 8/1/26	$1,700	$1,785
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,379
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	248
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	1,610	1,332
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A (Bam Insured),
5.00%, 4/1/31	295	341
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,547
Los Angeles Community College District 2008 Election G.O. Unlimited Refunding Bonds, Series K,
4.00%, 8/1/39	2,915	2,936
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	800	776
Los Angeles County Community Facilities District No. 2021-01 Special TRB, Valencia Facilities,
5.00%, 9/1/52	500	529
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/34	525	572
5.00%, 7/1/36	2,000	2,170
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	1,600	1,153
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 101.1%continued
California – 101.1%continued
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series H,
5.25%, 12/1/41	$1,000	$1,186
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.50%, 5/15/47	1,000	1,099
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,064
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	519
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	531
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,110
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	500	547
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	450	531
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/39	525	586
5.00%, 7/1/51	1,000	1,084
Los Angeles Harbor Department Sustainable Revenue Refunding Bonds, Exempt Facility,
5.00%, 8/1/44	375	428
Los Angeles Unified School District Sustainable G.O. Unlimited Bonds, Series QRR,
7/1/38(4)	2,540	3,019
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  133 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 101.1%continued
California – 101.1%continued
Los Angeles Wastewater System Revenue Bonds, Series A,
5.00%, 6/1/43	$2,000	$2,000
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	872
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,537
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	165	136
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,166
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 10/1/38	405	461
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(2) (3)	1,990	2,243
Modesto High School District Stanislaus County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/48	1,000	1,108
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,263
Mountain View-Whisman School District G.O. Unlimited Bonds, Series B,
4.25%, 9/1/45	500	518
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(5)	7,000	5,446
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	1,000	1,057
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
7.00%, 8/1/38	5,000	5,729
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 101.1%continued
California – 101.1%continued
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/45	$1,865	$1,603
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,456
Riverside County Public Financing Authority Lease Revenue Bonds, Capital Facilities Project, Prerefunded,
5.00%, 11/1/25(1)	1,500	1,541
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	750	754
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/34	1,000	1,088
Sacramento Municipal Utility District Electric Revenue Refunding Bonds, Series L,
5.00%, 8/15/27	500	541
San Carlos School District G.O. Unlimited Refunding Bonds,
5.00%, 10/1/41	400	467
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Capital Improvement Project,
5.00%, 10/15/32	850	1,003
San Diego Unified School District Sustainable G.O. Unlimited Bonds,
5.00%, 7/1/53	475	527
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,533
5.00%, 5/1/49	1,000	1,035
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,036
5.00%, 5/1/50	1,500	1,552
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 134 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 101.1%continued
California – 101.1%continued
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	$915	$1,007
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	1,200	1,028
San Francisco City & County Public Utilities Commission Wastewater Sustainable Revenue Bonds, Series C (SSIP),
5.00%, 10/1/40	2,000	2,357
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	502
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Subseries C, Green Bonds,
4.00%, 11/1/41	1,000	1,048
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	500	508
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	829
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	532
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/41	500	572
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,416
San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/41	300	278
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 101.1%continued
California – 101.1%continued
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2022,
5.00%, 8/1/49	$1,500	$1,688
Santa Clarita Community College District G.O. Unlimited Bonds, Election of 2016,
5.25%, 8/1/48	1,000	1,128
Santa Cruz County Capital Financing Authority Lease Revenue Bonds, Series A-1,
4.00%, 6/1/32	300	313
4.00%, 6/1/34	330	343
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	500	517
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	2,000	1,904
Sonoma County Junior College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/36	900	883
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds, Escrowed to Maturity (AGM Insured),
5.00%, 9/1/32	15	17
Southwestern Community College District G.O. Unlimited Bonds, Series D,
4.00%, 8/1/33	650	705
Stockton PFA Parking Revenue Refunding Bonds,
5.00%, 3/1/32	250	263
5.00%, 3/1/33	245	258
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	712
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,036
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  135 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 101.1%continued
California – 101.1%continued
Turlock Irrigation District Revenue Refunding Bonds,
5.00%, 1/1/37	$805	$894
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/34	85	92
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/31	1,375	1,594
5.00%, 5/15/35	1,500	1,776
University of California Revenue Refunding Bonds, Series BH,
4.00%, 5/15/46	2,000	2,012
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,621
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,200
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	585	630
5.00%, 8/1/28	620	683
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	300	321
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/40	625	717
		152,301
Total Municipal Bonds
(Cost $157,116)		152,301

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(6) (7)	3,427,706	$3,428
Total Investment Companies
(Cost $3,428)		3,428

Total Investments – 103.4%
(Cost $160,544)		155,729
Liabilities less Other Assets – (3.4%)		(5,087)
NET ASSETS – 100.0%		$150,642

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2024 is disclosed.

(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2024.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

PFA - Public Finance Authority

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 136 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$152,301	$—	$152,301
Investment Companies	3,428	—	—	3,428
Total Investments	$3,428	$152,301	$—	$155,729
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  137 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 6.5%
Auto Loan – 1.9%
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	$296	$298
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	130	132
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	150	154
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	80	80
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	160	160
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	110	112
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	150	153
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	200	200
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	138	138
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3
5.63%, 11/15/28	110	112
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	250	253
		1,792
Credit Card – 0.3%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	230	230
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	77	79
		309
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.5%continued
Other – 2.0%
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	$100	$101
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	200	199
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	280	282
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	120	122
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	278	282
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	35	36
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	500	500
MMAF Equipment Finance LLC, Series 2022-B, Class A4
5.67%, 10/9/48(1)	160	161
Verizon Master Trust, Series 2023-2, Class A
4.89%, 4/13/28	250	250
		1,933
Whole Loan – 2.3%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.79% on 2/25/27), 4.75%, 9/26/67(1) (2)	244	242
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	268	235
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	214	211
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	271	227
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 138 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.5%continued
Whole Loan – 2.3%continued
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	$206	$209
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	286	291
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	90	88
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	647	618
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	75	72
		2,193
Total Asset-Backed Securities
(Cost $6,188)		6,227

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.1%
Non Agency – 1.1%
BANK5 Trust, Series 2024-5YR6, Class A3
6.23%, 5/15/57	140	149
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	210	224
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	260	276
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	260	268
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	80	78
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%continued
Non Agency – 1.1%continued
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	$90	$87
		1,082
Total Commercial Mortgage-Backed Securities
(Cost $1,050)		1,082

CORPORATE BONDS – 23.9%
Aerospace & Defense – 0.2%
Boeing (The) Co.,
6.30%, 5/1/29 (1)	20	21
5.81%, 5/1/50	60	58
6.86%, 5/1/54 (1)	110	121
		200
Asset Management – 1.6%
Ameriprise Financial, Inc.,
4.50%, 5/13/32	166	167
Ares Capital Corp.,
5.95%, 7/15/29	160	164
BlackRock Funding, Inc.,
5.00%, 3/14/34	370	386
4.90%, 1/8/35	180	186
Blackstone Private Credit Fund,
2.63%, 12/15/26	300	284
5.95%, 7/16/29 (1)	160	163
Blue Owl Credit Income Corp.,
6.60%, 9/15/29 (1)	160	164
		1,514
Banking – 6.8%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (4)	165	174
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (4)	66	60
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (4)	84	75
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (4)	354	316
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (4)	210	184
(Variable, U.S. SOFR + 1.91%), 5.43%, 8/15/35 (4)	190	195
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  139 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.9% continued
Banking – 6.8%continued
Citibank N.A.,
5.57%, 4/30/34	$250	$267
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (4)	131	128
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (4)	133	132
(Variable, U.S. SOFR + 2.06%), 5.83%, 2/13/35 (4)	180	188
(Variable, U.S. SOFR + 1.45%), 5.45%, 6/11/35 (4)	170	177
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (4)	130	138
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30 (4)	700	735
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (4)	157	135
(Variable, U.S. SOFR + 2.08%), 4.91%, 7/25/33 (4)	252	257
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (4)	140	156
KeyBank N.A.,
5.00%, 1/26/33	210	208
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (4)	160	175
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (4)	74	73
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (4)	318	364
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.14%), 6.34%, 5/31/35 (4)	330	346
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (4)	120	123
Truist Financial Corp.,
3.70%, 6/5/25	112	111
(Variable, U.S. SOFR + 2.36%), 5.87%, 6/8/34 (4)	460	489
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.9% continued
Banking – 6.8%continued
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (4)	$281	$300
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (4)	159	151
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (4)	300	309
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (4)	250	262
(Variable, U.S. SOFR + 1.78%), 5.50%, 1/23/35 (4)	230	241
		6,469
Beverages – 0.0%
Constellation Brands, Inc.,
2.88%, 5/1/30	44	40
Biotechnology & Pharmaceuticals – 0.6%
AbbVie, Inc.,
3.20%, 11/21/29	300	287
Pfizer, Inc.,
1.70%, 5/28/30	300	265
		552
Cable & Satellite – 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	24	24
Capital Goods – 0.5%
Howmet Aerospace, Inc.,
4.85%, 10/15/31	110	112
John Deere Capital Corp.,
4.40%, 9/8/31	375	378
		490
Chemicals – 0.3%
Bayport Polymers LLC,
4.74%, 4/14/27(1)	248	247
Construction Materials – 0.1%
Owens Corning,
5.70%, 6/15/34	65	69
Consumer Cyclical – 0.5%
American Honda Finance Corp.,
4.40%, 9/5/29	450	452
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 140 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.9% continued
Consumer Non-Cyclical – 0.9%
Coca-Cola (The) Co.,
4.65%, 8/14/34	$325	$333
GE HealthCare Technologies, Inc.,
4.80%, 8/14/29	140	143
McKesson Corp.,
4.25%, 9/15/29	210	210
Stryker Corp.,
4.63%, 9/11/34	160	161
		847
Electric Utilities – 2.2%
Ameren Corp.,
3.50%, 1/15/31	93	88
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	130	110
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	242	233
5.38%, 5/15/34	230	244
Duke Energy Progress LLC,
3.40%, 4/1/32	114	106
5.25%, 3/15/33	173	181
Entergy Texas, Inc.,
1.75%, 3/15/31	107	91
Florida Power & Light Co.,
5.10%, 4/1/33	178	186
National Rural Utilities Cooperative Finance Corp.,
4.15%, 12/15/32	74	72
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	117	105
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	74	73
PacifiCorp,
5.45%, 2/15/34	230	239
San Diego Gas & Electric Co.,
1.70%, 10/1/30	150	130
Southern (The) Co.,
3.70%, 4/30/30	87	84
Virginia Electric and Power Co.,
2.40%, 3/30/32	92	80
Xcel Energy, Inc.,
2.60%, 12/1/29	89	82
		2,104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.9% continued
Finance Companies – 0.3%
Blackstone Private Credit Fund,
5.25%, 4/1/30(1)	$300	$295
Food – 0.1%
Tyson Foods, Inc.,
4.35%, 3/1/29	47	47
Gas & Water Utilities – 0.1%
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	133	113
Health Care Facilities & Services – 0.3%
CVS Health Corp.,
5.25%, 1/30/31	73	75
5.30%, 6/1/33	85	87
Elevance Health, Inc.,
5.38%, 6/15/34	60	63
UnitedHealth Group, Inc.,
2.30%, 5/15/31	97	86
		311
Home Construction – 0.1%
Mohawk Industries, Inc.,
5.85%, 9/18/28	120	126
Institutional Financial Services – 2.1%
Bank of New York Mellon (The) Corp.,
(Variable, U.S. SOFR + 1.42%), 5.19%, 3/14/35 (4)	230	239
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.21%), 5.05%, 7/23/30 (4)	300	308
(Variable, U.S. SOFR + 1.55%), 5.85%, 4/25/35 (4)	230	247
(Variable, U.S. SOFR + 1.55%), 5.33%, 7/23/35 (4)	250	259
Intercontinental Exchange, Inc.,
5.25%, 6/15/31	170	179
Jefferies Financial Group, Inc.,
6.20%, 4/14/34	45	48
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (4)	262	272
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (4)	159	171
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  141 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.9% continued
Institutional Financial Services – 2.1%continued
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (4)	$187	$171
(Variable, U.S. SOFR + 1.58%), 5.83%, 4/19/35 (4)	120	129
		2,023
Insurance – 0.7%
Corebridge Financial, Inc.,
5.75%, 1/15/34	79	83
Marsh & McLennan Cos., Inc.,
5.15%, 3/15/34	190	199
MetLife, Inc.,
5.38%, 7/15/33	290	309
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	105	112
		703
IT Services – 0.2%
IBM International Capital Pte. Ltd.,
4.90%, 2/5/34	180	185
Medical Equipment & Devices – 0.7%
Agilent Technologies, Inc.,
2.30%, 3/12/31	238	209
Alcon Finance Corp.,
2.60%, 5/27/30 (1)	10	9
Edwards Lifesciences Corp.,
4.30%, 6/15/28	405	405
		623
Oil & Gas Supply Chain – 0.7%
Cheniere Energy Partners L.P.,
5.75%, 8/15/34 (1)	65	68
ONEOK, Inc.,
6.05%, 9/1/33	58	62
Ovintiv, Inc.,
6.25%, 7/15/33	325	344
Phillips 66,
2.15%, 12/15/30	188	164
		638
Real Estate Investment Trusts – 0.4%
AvalonBay Communities, Inc.,
2.30%, 3/1/30	37	33
Boston Properties L.P.,
2.55%, 4/1/32	44	37
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.9% continued
Real Estate Investment Trusts – 0.4%continued
Essex Portfolio L.P.,
2.65%, 3/15/32	$66	$58
NNN REIT, Inc.,
5.50%, 6/15/34	130	135
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	18	16
Simon Property Group L.P.,
2.45%, 9/13/29	43	40
Welltower OP LLC,
2.70%, 2/15/27	38	37
		356
Retail - Discretionary – 0.1%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	89	79
Tractor Supply Co.,
1.75%, 11/1/30	23	20
		99
Semiconductors – 0.6%
Applied Materials, Inc.,
4.80%, 6/15/29	300	309
Intel Corp.,
5.13%, 2/10/30	224	229
KLA Corp.,
5.65%, 11/1/34	71	77
		615
Software – 0.3%
Fortinet, Inc.,
2.20%, 3/15/31	97	84
Oracle Corp.,
2.30%, 3/25/28	44	42
ServiceNow, Inc.,
1.40%, 9/1/30	84	72
VMware LLC,
1.80%, 8/15/28	42	38
		236
Specialty Finance – 1.1%
American Express Co.,
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.53%, 4/25/30 (4)	180	188
(Variable, U.S. SOFR + 1.42%), 5.28%, 7/26/35 (4)	455	474
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 142 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.9% continued
Specialty Finance – 1.1%continued
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	$42	$39
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.26%), 6.05%, 2/1/35 (4)	50	53
GATX Corp.,
4.00%, 6/30/30	9	9
Mastercard, Inc.,
3.35%, 3/26/30	300	290
		1,053
Technology – 1.6%
Automatic Data Processing, Inc.,
4.45%, 9/9/34	425	426
Broadcom, Inc.,
4.80%, 10/15/34	110	110
Oracle Corp.,
5.38%, 9/27/54	475	475
Roper Technologies, Inc.,
4.90%, 10/15/34	135	136
Tyco Electronics Group S.A.,
4.63%, 2/1/30	400	407
		1,554
Technology Hardware – 0.0%
Motorola Solutions, Inc.,
2.30%, 11/15/30	44	39
Telecommunications – 0.1%
AT&T, Inc.,
4.30%, 2/15/30	59	59
Verizon Communications, Inc.,
2.55%, 3/21/31	82	73
		132
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	102	88
Transportation & Logistics – 0.3%
Ryder System, Inc.,
5.25%, 6/1/28	77	80
5.38%, 3/15/29	45	47
Southwest Airlines Co.,
5.13%, 6/15/27	79	80
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.9% continued
Transportation & Logistics – 0.3%continued
Union Pacific Corp.,
2.38%, 5/20/31	$54	$48
		255
Transportation Equipment – 0.3%
Cummins, Inc.,
5.15%, 2/20/34	290	305
Total Corporate Bonds
(Cost $22,619)		22,804

FOREIGN ISSUER BONDS – 10.3%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	70	72
Asset Management – 0.4%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 6.30%, 9/22/34(1) (4)	360	395
Banking – 7.0%
AIB Group PLC,
(Variable, U.S. SOFR + 2.33%), 6.61%, 9/13/29 (1) (4)	380	407
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (4)	200	204
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 5.90%, 7/10/34 (1) (4)	200	207
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (4)	322	316
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.47%), 5.20%, 9/30/35 (1) (4)	475	473
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (4)	200	198
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (4)	200	205
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  143 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.3% continued
Banking – 7.0%continued
Credit Agricole S.A.,
(Variable, U.S. SOFR + 2.67%), 6.25%, 1/10/35 (1) (4)	$390	$416
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 3/1/30 (1) (4)	150	156
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 2.05%), 5.40%, 9/11/35 (4)	450	453
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.78%), 5.72%, 3/4/35 (4)	250	266
ING Groep N.V.,
(Variable, U.S. SOFR + 1.77%), 5.55%, 3/19/35 (4)	370	388
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (4)	200	207
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 5.68%, 1/5/35 (4)	230	242
Macquarie Group Ltd.,
(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (4)	280	278
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.24%, 4/19/29 (4)	200	206
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (4)	215	225
Mizuho Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.12%), 5.38%, 5/26/30 (4)	400	415
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (4)	250	242
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.20%), 6.48%, 6/1/34 (4)	200	210
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.3% continued
Banking – 7.0%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35 (4)	$230	$245
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.07%, 1/19/35 (1) (4)	200	209
Sumitomo Mitsui Financial Group, Inc.,
5.32%, 7/9/29	400	416
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (4)	97	94
		6,678
Beverages – 0.3%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	161	151
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	205	169
		320
Consumer Non-Cyclical – 0.6%
Novartis Capital Corp.,
4.20%, 9/18/34	260	256
Unilever Capital Corp.,
4.63%, 8/12/34	325	330
		586
Energy – 0.2%
TotalEnergies Capital S.A.,
5.28%, 9/10/54	210	210
Finance Companies – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.63%, 9/10/29	150	150
Insurance – 0.7%
Nippon Life Insurance Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.25%, 9/13/53 (1) (4)	200	216
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 4/16/54 (1) (4)	390	407
		623
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 144 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.3% continued
Oil & Gas Supply Chain – 0.2%
QatarEnergy,
3.13%, 7/12/41 (1)	$31	$25
Saudi Arabian Oil Co.,
5.75%, 7/17/54 (1)	200	202
		227
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
5.00%, 1/15/33	79	80
Specialty Finance – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	190	180
3.40%, 10/29/33	53	46
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (1)	97	102
		328
Tobacco & Cannabis – 0.2%
BAT Capital Corp.,
4.70%, 4/2/27	67	68
Imperial Brands Finance PLC,
5.88%, 7/1/34 (1)	80	83
		151
Total Foreign Issuer Bonds
(Cost $9,614)		9,820

U.S. GOVERNMENT AGENCIES – 32.4% (5)
Fannie Mae – 16.3%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.49%, 2/25/43(3)	182	176
Pool #889641,
5.50%, 8/1/37	94	97
Pool #995802,
5.50%, 12/1/35	93	96
Pool #AB5209,
3.00%, 5/1/32	182	176
Pool #AD0248,
5.50%, 11/1/37	172	177
Pool #AD0494,
5.50%, 8/1/37	97	100
Pool #AD0925,
5.00%, 4/1/40	91	93
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.4% (5)continued
Fannie Mae – 16.3%continued
Pool #AL5119,
4.00%, 4/1/34	$100	$99
Pool #AL6041,
4.00%, 8/1/33	477	475
Pool #AL7497,
3.50%, 9/1/40	193	184
Pool #AL8352,
3.00%, 10/1/44	221	205
Pool #AQ5150,
2.50%, 11/1/42	590	528
Pool #AS3655,
4.50%, 10/1/44	117	118
Pool #AS6520,
3.50%, 1/1/46	216	204
Pool #AS6730,
3.50%, 2/1/46	271	257
Pool #AS7088,
2.50%, 5/1/31	74	71
Pool #AS8576,
4.50%, 12/1/46	148	149
Pool #BH6175,
3.50%, 7/1/47	69	65
Pool #BJ0686,
4.00%, 4/1/48	116	112
Pool #BM1761,
4.00%, 8/1/44	112	110
Pool #BM4056,
4.00%, 3/1/45	140	138
Pool #BM5168,
2.50%, 6/1/46	267	238
Pool #BM5984,
5.00%, 5/1/49	59	60
Pool #BM5996,
5.00%, 12/1/48	43	44
Pool #BW9921,
5.00%, 10/1/52	305	307
Pool #BX4910,
5.00%, 1/1/53	218	220
Pool #BX7244,
5.50%, 2/1/53	271	274
Pool #BX7768,
5.00%, 3/1/53	278	279
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  145 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.4% (5)continued
Fannie Mae – 16.3%continued
Pool #BY5368,
6.00%, 7/1/53	$98	$100
Pool #CA6359,
2.50%, 7/1/50	273	241
Pool #CB1666,
2.50%, 9/1/51	161	141
Pool #CB2286,
2.50%, 12/1/51	245	214
Pool #CB3515,
3.50%, 5/1/52	215	202
Pool #CB4842,
5.50%, 10/1/52	253	257
Pool #CB4844,
5.50%, 10/1/52	131	133
Pool #CB5113,
5.50%, 11/1/52	78	79
Pool #CB7114,
5.50%, 9/1/53	140	142
Pool #CB8223,
6.00%, 3/1/54	204	211
Pool #DA0017,
6.00%, 9/1/53	260	271
Pool #FM1303,
3.00%, 1/1/48	410	377
Pool #FM1472,
3.50%, 3/1/34	33	32
Pool #FM1534,
4.50%, 9/1/49	202	202
Pool #FM2671,
4.00%, 1/1/48	95	92
Pool #FM2921,
2.50%, 4/1/50	552	483
Pool #FM3173,
3.50%, 7/1/47	336	321
Pool #FM3201,
3.50%, 4/1/34	96	94
Pool #FM3727,
3.00%, 7/1/50	265	242
Pool #FM4491,
3.50%, 12/1/36	233	227
Pool #FM5237,
5.00%, 7/1/47	140	144
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.4% (5)continued
Fannie Mae – 16.3%continued
Pool #FM6125,
2.50%, 1/1/51	$307	$271
Pool #FM6764,
2.50%, 3/1/51	58	50
Pool #FM8215,
2.50%, 3/1/51	267	235
Pool #FP0012,
3.00%, 8/1/51	242	222
Pool #FS2701,
2.50%, 2/1/35	194	187
Pool #FS3063,
4.50%, 10/1/52	385	381
Pool #FS3120,
5.00%, 9/1/52	398	398
Pool #FS3384,
4.50%, 10/1/50	317	315
Pool #FS3391,
2.50%, 8/1/51	314	276
Pool #FS3662,
5.00%, 1/1/53	272	274
Pool #FS4040,
5.00%, 2/1/53	264	265
Pool #FS4045,
5.50%, 2/1/53	253	256
Pool #FS4267,
4.50%, 3/1/38	316	320
Pool #FS4300,
5.50%, 4/1/53	179	182
Pool #FS4610,
6.50%, 6/1/40	123	129
Pool #FS4653,
5.50%, 5/1/53	178	180
Pool #FS4663,
5.00%, 5/1/53	278	278
Pool #FS5441,
6.00%, 8/1/53	287	297
Pool #FS5952,
6.50%, 10/1/53	230	244
Pool #FS6869,
7.00%, 1/1/40	69	73
Pool #MA2232,
3.50%, 4/1/35	166	163
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 146 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.4% (5)continued
Fannie Mae – 16.3%continued
Pool #MA2864,
3.50%, 1/1/47	$266	$252
Pool #MA3088,
4.00%, 8/1/47	186	181
Pool #MA3183,
4.00%, 11/1/47	369	358
Pool #MA3184,
4.50%, 11/1/47	69	69
Pool #MA3448,
5.00%, 8/1/48	99	101
Pool #MA4186,
3.00%, 10/1/35	106	103
Pool #MA5098,
5.50%, 7/1/43	199	205
		15,522
Freddie Mac – 12.3%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	170	175
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	169	171
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 7.55%, 9/1/37(6)	4	4
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.34%, 11/1/37(6)	9	9
Pool #QD2946,
2.50%, 12/1/51	261	227
Pool #QF3725,
5.00%, 11/1/52	271	271
Pool #QF8053,
5.50%, 2/1/53	382	387
Pool #QF8924,
5.50%, 3/1/53	270	275
Pool #QG4632,
5.50%, 6/1/53	271	275
Pool #RA3913,
2.50%, 11/1/50	619	546
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.4% (5)continued
Freddie Mac – 12.3%continued
Pool #RA7677,
5.00%, 7/1/52	$256	$258
Pool #RA8880,
5.50%, 4/1/53	264	268
Pool #RA9840,
5.50%, 9/1/53	268	274
Pool #RD5026,
3.00%, 4/1/30	47	46
Pool #SB0084,
3.00%, 2/1/32	229	224
Pool #SB0216,
3.00%, 12/1/32	71	70
Pool #SB0328,
3.00%, 6/1/34	220	214
Pool #SB0826,
2.50%, 1/1/35	221	212
Pool #SB8502,
2.00%, 8/1/35	481	443
Pool #SD0882,
2.50%, 2/1/52	106	93
Pool #SD1518,
4.50%, 8/1/52	263	261
Pool #SD1659,
2.50%, 2/1/52	312	273
Pool #SD1703,
5.00%, 9/1/52	389	389
Pool #SD2334,
5.00%, 2/1/53	278	278
Pool #SD2347,
5.50%, 2/1/53	263	270
Pool #SD2477,
5.50%, 3/1/53	280	288
Pool #SD2642,
5.50%, 4/1/53	270	273
Pool #SD2665,
6.00%, 4/1/53	88	91
Pool #SD2757,
5.00%, 5/1/53	272	274
Pool #SD2876,
3.00%, 7/1/46	263	244
Pool #SD2902,
5.50%, 5/1/53	176	178
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  147 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.4% (5)continued
Freddie Mac – 12.3%continued
Pool #SD2920,
5.50%, 5/1/53	$272	$276
Pool #SD2922,
5.00%, 5/1/53	277	278
Pool #SD2999,
5.50%, 6/1/53	276	280
Pool #SD3133,
5.00%, 6/1/53	204	206
Pool #SD3136,
5.50%, 6/1/53	274	280
Pool #SD3174,
5.50%, 6/1/53	280	285
Pool #SD3189,
6.00%, 6/1/53	201	207
Pool #SD3251,
6.00%, 7/1/53	255	263
Pool #SD3515,
6.00%, 7/1/53	167	173
Pool #SD3760,
6.00%, 8/1/53	237	248
Pool #SD4013,
4.00%, 5/1/53	187	180
Pool #SD4027,
6.50%, 10/1/53	250	264
Pool #SD4285,
5.50%, 11/1/53	221	224
Pool #SD5136,
6.00%, 4/1/54	200	206
Pool #ZK7457,
3.50%, 2/1/29	68	67
Pool #ZM5332,
3.00%, 1/1/48	213	195
Pool #ZS4687,
2.50%, 11/1/46	143	127
Pool #ZT1333,
2.50%, 10/1/31	457	439
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	265	251
		11,710
Freddie Mac Gold – 0.9%
Pool #G07505,
7.00%, 2/1/39	128	142
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.4% (5)continued
Freddie Mac Gold – 0.9%continued
Pool #G16396,
3.50%, 2/1/33	$58	$57
Pool #G30926,
3.50%, 4/1/36	50	49
Pool #G60948,
3.00%, 1/1/47	171	155
Pool #Q15842,
3.00%, 2/1/43	303	281
Pool #Q42460,
4.00%, 6/1/46	57	56
Pool #Q63667,
4.50%, 5/1/49	71	71
		811
Government National Mortgage Association – 0.5%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	181	168
Government National Mortgage Association, Series 2023-169, Class EA,
5.50%, 3/20/38	284	285
		453
Government National Mortgage Association I – 0.5%
Pool #604183,
5.50%, 4/15/33	1	1
Pool #633627,
5.50%, 9/15/34	2	2
Pool #757013,
3.50%, 12/15/40	254	244
Pool #786470,
5.00%, 11/15/40	250	257
		504
Government National Mortgage Association II – 1.9%
Pool #784801,
3.50%, 6/20/47	253	238
Pool #786922,
5.50%, 9/1/53	259	263
Pool #MA0089,
4.00%, 5/20/42	378	375
Pool #MA0782,
3.00%, 2/20/43	134	124
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 148 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.4% (5)continued
Government National Mortgage Association II – 1.9%continued
Pool #MA1287,
4.50%, 9/20/43	$66	$67
Pool #MA1996,
4.00%, 6/20/44	67	66
Pool #MA2755,
4.00%, 4/20/45	51	50
Pool #MA3666,
5.00%, 5/20/46	129	133
Pool #MA8346,
4.00%, 10/20/52	268	259
Pool #MA8724,
4.50%, 3/20/53	275	272
		1,847
Total U.S. Government Agencies
(Cost $31,536)		30,847

U.S. GOVERNMENT OBLIGATIONS – 23.9%
U.S. Treasury Bonds – 11.0%
4.63%, 5/15/44	6,126	6,493
4.25%, 8/15/54	3,955	4,038
		10,531
U.S. Treasury Notes – 10.2%
4.50%, 7/15/26	3,296	3,342
4.13%, 7/31/28	2,156	2,198
4.13%, 3/31/29	3,548	3,629
4.25%, 6/30/31	323	334
4.38%, 5/15/34	180	188
		9,691
U.S. Treasury Strips – 2.7%
1.47%, 2/15/51(7)	7,762	2,564
Total U.S. Government Obligations
(Cost $24,654)		22,786

MUNICIPAL BONDS – 0.4%
Florida – 0.1%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	100	88
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.4%continued
Texas – 0.3%
Texas Natural Gas Securitization Finance Corp. Taxable Customer Rate Relief Revenue Bonds,
5.10%, 4/1/35	$291	$301
Total Municipal Bonds
(Cost $391)		389

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(8) (9)	2,442,761	$2,443
Total Investment Companies
(Cost $2,443)		2,443

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bills,
5.18%, 10/3/24(7) (10)	$80	$80
Total Short-Term Investments
(Cost $80)		80

Total Investments – 101.2%
(Cost $98,575)		96,478
Liabilities less Other Assets – (1.2%)		(1,126)
NET ASSETS – 100.0%		$95,352

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2024, the value of these securities amounted to approximately $9,172,000 or 9.6% of net assets.

(2)	Step coupon bond. Rate as of September 30, 2024 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2024.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Variable or floating rate security. Rate as of September 30, 2024 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2024 is disclosed.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  149 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued	September 30, 2024 (UNAUDITED)
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	16	$3,332	Long	12/24	$7
Ultra 10-Year U.S. Treasury Note	(24)	(2,839)	Short	12/24	2
Total					$9

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-backed securities(1)	$—	$6,227	$—	$6,227
Commercial Mortgage-Backed Securities	—	1,082	—	1,082
Corporate Bonds(1)	—	22,804	—	22,804
Foreign Issuer Bonds(1)	—	9,820	—	9,820
U.S. Government Agencies(1)	—	30,847	—	30,847
U.S. Government Obligations(1)	—	22,786	—	22,786
Municipal Bonds(1)	—	389	—	389
Investment Companies	2,443	—	—	2,443
Short-Term Investments	—	80	—	80
Total Investments	$2,443	$94,035	$—	$96,478
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$9	$—	$—	$9

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 150 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

FIXED INCOME FUND	September 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 7.4%
Auto Loan – 2.1%
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	$500	$500
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	1,221	1,231
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	480	486
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	510	523
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	380	381
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	670	671
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	410	419
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	550	559
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	840	841
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	542	542
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3
5.63%, 11/15/28	420	427
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	1,060	1,071
		7,651
Credit Card – 0.4%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	940	942
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 7.4%continued
Credit Card – 0.4%continued
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	$301	$307
		1,249
Other – 2.5%
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	400	405
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	1,000	998
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	1,130	1,136
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	490	498
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	1,115	1,126
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	577	530
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	130	132
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	1,900	1,899
MMAF Equipment Finance LLC, Series 2022-B, Class A4
5.67%, 10/9/48(1)	530	534
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 7/14/31(1)	500	508
Verizon Master Trust, Series 2023-2, Class A
4.89%, 4/13/28	1,040	1,041
		8,807
Whole Loan – 2.4%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.79% on 2/25/27), 4.75%, 9/26/67(1) (2)	983	977
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  151 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 7.4%continued
Whole Loan – 2.4%continued
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	$1,163	$1,017
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	898	885
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	1,151	966
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	815	827
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	1,067	1,085
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	629	619
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	2,017	1,926
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	377	362
		8,664
Total Asset-Backed Securities
(Cost $26,213)		26,371

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.3%
Non Agency – 1.3%
BANK5 Trust, Series 2024-5YR6, Class A3
6.23%, 5/15/57	590	628
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	853	911
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	1,090	1,155
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	1,140	1,173
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%continued
Non Agency – 1.3%continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	$350	$343
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	370	359
		4,569
Total Commercial Mortgage-Backed Securities
(Cost $4,434)		4,569

CORPORATE BONDS – 35.0%
Advertising & Marketing – 0.2%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29(1)	825	808
Aerospace & Defense – 0.2%
Boeing (The) Co.,
6.30%, 5/1/29 (1)	90	95
5.81%, 5/1/50	210	203
6.86%, 5/1/54 (1)	435	477
		775
Asset Management – 1.6%
Ameriprise Financial, Inc.,
4.50%, 5/13/32	174	175
Ares Capital Corp.,
5.95%, 7/15/29	610	626
BlackRock Funding, Inc.,
5.00%, 3/14/34	1,490	1,553
4.90%, 1/8/35	670	692
Blackstone Private Credit Fund,
2.63%, 12/15/26	720	681
5.95%, 7/16/29 (1)	595	606
Blue Owl Credit Income Corp.,
6.60%, 9/15/29 (1)	620	636
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	835	800
		5,769
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 152 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Automotive – 0.2%
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	$313	$312
6.80%, 11/7/28	305	322
		634
Banking – 7.2%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (4)	1,092	1,149
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (4)	915	830
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (4)	3,210	2,863
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (4)	954	837
(Variable, U.S. SOFR + 1.91%), 5.43%, 8/15/35 (4)	720	738
Citibank N.A.,
5.57%, 4/30/34	750	800
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (4)	1,010	986
(Variable, U.S. SOFR + 2.06%), 5.83%, 2/13/35 (4)	690	721
(Variable, U.S. SOFR + 1.45%), 5.45%, 6/11/35 (4)	690	720
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (4)	400	425
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30 (4)	2,000	2,099
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (4)	590	507
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (4)	590	656
KeyBank N.A.,
5.00%, 1/26/33	660	654
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (4)	660	723
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (4)	257	253
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Banking – 7.2%continued
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (4)	$1,355	$1,551
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.14%), 6.34%, 5/31/35 (4)	1,300	1,364
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (4)	450	462
Truist Financial Corp.,
(Variable, U.S. SOFR + 2.36%), 5.87%, 6/8/34 (4)	2,010	2,137
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (4)	1,360	1,451
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (4)	810	770
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (4)	1,000	1,031
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (4)	900	944
(Variable, U.S. SOFR + 1.78%), 5.50%, 1/23/35 (4)	900	943
		25,614
Beverages – 0.1%
Pernod Ricard International Finance LLC,
1.63%, 4/1/31(1)	370	309
Biotechnology & Pharmaceuticals – 0.8%
AbbVie, Inc.,
3.20%, 11/21/29	1,000	956
Amgen, Inc.,
5.25%, 3/2/33	325	338
Bristol-Myers Squibb Co.,
2.95%, 3/15/32	770	702
Pfizer, Inc.,
1.70%, 5/28/30	1,000	883
		2,879
Cable & Satellite – 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	825	802
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  153 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Cable & Satellite – 1.1%continued
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	$85	$85
Comcast Corp.,
4.15%, 10/15/28	960	961
1.50%, 2/15/31	500	422
CSC Holdings LLC,
4.63%, 12/1/30 (1)	920	467
DISH DBS Corp.,
7.75%, 7/1/26	750	651
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	440	403
		3,791
Capital Goods – 0.5%
Howmet Aerospace, Inc.,
4.85%, 10/15/31	420	429
John Deere Capital Corp.,
4.40%, 9/8/31	1,475	1,485
		1,914
Chemicals – 0.2%
Bayport Polymers LLC,
4.74%, 4/14/27(1)	720	717
Construction Materials – 0.1%
Owens Corning,
5.70%, 6/15/34	250	265
Consumer Cyclical – 0.5%
American Honda Finance Corp.,
4.40%, 9/5/29	1,825	1,833
Consumer Non-Cyclical – 0.9%
Coca-Cola (The) Co.,
4.65%, 8/14/34	1,225	1,255
GE HealthCare Technologies, Inc.,
4.80%, 8/14/29	500	509
McKesson Corp.,
4.25%, 9/15/29	800	802
Stryker Corp.,
4.63%, 9/11/34	590	593
		3,159
Containers & Packaging – 0.6%
Graphic Packaging International LLC,
3.75%, 2/1/30 (1)	1,340	1,255
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Containers & Packaging – 0.6%continued
Packaging Corp. of America,
3.40%, 12/15/27	$150	$146
Sealed Air Corp./Sealed Air Corp. U.S.,
6.13%, 2/1/28 (1)	760	773
		2,174
Electric Utilities – 2.5%
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	395	334
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	720	693
5.38%, 5/15/34	900	955
Duke Energy Progress LLC,
3.40%, 4/1/32	698	652
5.25%, 3/15/33	770	807
Entergy Texas, Inc.,
1.75%, 3/15/31	387	328
Florida Power & Light Co.,
5.10%, 4/1/33	820	858
National Rural Utilities Cooperative Finance Corp.,
4.15%, 12/15/32	240	235
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	125	112
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	720	709
PacifiCorp,
5.45%, 2/15/34	900	935
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	230	222
Public Service Co. of Colorado,
3.70%, 6/15/28	720	710
San Diego Gas & Electric Co.,
1.70%, 10/1/30	495	428
Southern (The) Co.,
3.70%, 4/30/30	170	164
Virginia Electric and Power Co.,
2.40%, 3/30/32	720	627
Xcel Energy, Inc.,
2.60%, 12/1/29	125	115
		8,884
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 154 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Entertainment Content – 0.6%
Netflix, Inc.,
4.88%, 4/15/28	$180	$185
TEGNA, Inc.,
5.00%, 9/15/29	775	738
Walt Disney (The) Co.,
2.00%, 9/1/29	1,130	1,027
		1,950
Finance Companies – 0.5%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.00%, 9/24/29 (4) (5)	800	792
Blackstone Private Credit Fund,
5.25%, 4/1/30 (1)	1,125	1,108
		1,900
Food – 0.1%
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
5.50%, 1/15/30	375	380
Gas & Water Utilities – 0.1%
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	600	509
Health Care Facilities & Services – 1.5%
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27 (1)	420	418
CHS/Community Health Systems, Inc.,
5.25%, 5/15/30 (1)	825	759
CVS Health Corp.,
5.25%, 1/30/31	200	206
5.30%, 6/1/33	245	250
DaVita, Inc.,
4.63%, 6/1/30 (1)	850	810
3.75%, 2/15/31 (1)	825	744
Elevance Health, Inc.,
5.38%, 6/15/34	250	263
UnitedHealth Group, Inc.,
4.00%, 5/15/29	770	768
2.30%, 5/15/31	478	424
5.35%, 2/15/33	710	754
		5,396
Home Construction – 0.1%
Mohawk Industries, Inc.,
5.85%, 9/18/28	375	396
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Household Products – 0.1%
Clorox (The) Co.,
4.60%, 5/1/32	$216	$219
Institutional Financial Services – 2.8%
Bank of New York Mellon (The) Corp.,
(Variable, U.S. SOFR + 1.42%), 5.19%, 3/14/35 (4)	900	934
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.21%), 5.05%, 7/23/30 (4)	1,000	1,026
(Variable, U.S. SOFR + 1.55%), 5.85%, 4/25/35 (4)	900	967
(Variable, U.S. SOFR + 1.55%), 5.33%, 7/23/35 (4)	900	932
Intercontinental Exchange, Inc.,
5.25%, 6/15/31	680	715
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	1,400	1,348
7.13%, 4/30/31 (1)	1,392	1,475
Jefferies Financial Group, Inc.,
6.20%, 4/14/34	175	187
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (4)	1,170	1,216
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (4)	660	709
(Variable, U.S. SOFR + 1.58%), 5.83%, 4/19/35 (4)	460	494
		10,003
Insurance – 2.3%
Constellation Insurance, Inc.,
6.80%, 1/24/30 (1)	2,095	2,108
Corebridge Financial, Inc.,
5.75%, 1/15/34	350	369
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (6)	2,146	2,142
Marsh & McLennan Cos., Inc.,
5.15%, 3/15/34	740	775
MetLife, Inc.,
5.38%, 7/15/33	1,150	1,224
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	900	944
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  155 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Insurance – 2.3%continued
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	$430	$460
		8,022
IT Services – 0.2%
IBM International Capital Pte. Ltd.,
4.90%, 2/5/34	700	718
Leisure Facilities & Services – 0.9%
Caesars Entertainment, Inc.,
7.00%, 2/15/30 (1)	825	862
Carnival Corp.,
6.00%, 5/1/29 (1)	825	836
Royal Caribbean Cruises Ltd.,
6.25%, 3/15/32 (1)	1,340	1,390
		3,088
Medical Equipment & Devices – 0.6%
Agilent Technologies, Inc.,
2.30%, 3/12/31	590	518
Alcon Finance Corp.,
2.60%, 5/27/30 (1)	150	137
Edwards Lifesciences Corp.,
4.30%, 6/15/28	1,500	1,499
		2,154
Oil & Gas Supply Chain – 1.4%
Cheniere Energy Partners L.P.,
5.75%, 8/15/34 (1)	260	271
EQM Midstream Partners L.P.,
6.50%, 7/15/48	1,220	1,261
ONEOK, Inc.,
6.05%, 9/1/33	180	192
Ovintiv, Inc.,
6.25%, 7/15/33	1,200	1,270
Phillips 66,
2.15%, 12/15/30	340	298
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,576
		4,868
Real Estate Investment Trusts – 0.5%
American Tower Corp.,
3.13%, 1/15/27	525	511
AvalonBay Communities, Inc.,
2.30%, 3/1/30	110	99
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Real Estate Investment Trusts – 0.5%continued
NNN REIT, Inc.,
5.50%, 6/15/34	$510	$531
Realty Income Corp.,
2.20%, 6/15/28	330	307
Simon Property Group L.P.,
2.45%, 9/13/29	205	188
		1,636
Retail - Discretionary – 0.1%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	410	367
Semiconductors – 0.6%
Applied Materials, Inc.,
4.80%, 6/15/29	1,000	1,031
Intel Corp.,
5.13%, 2/10/30	980	1,001
		2,032
Software – 0.5%
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	825	821
Fortinet, Inc.,
2.20%, 3/15/31	275	239
ServiceNow, Inc.,
1.40%, 9/1/30	530	455
VMware LLC,
1.80%, 8/15/28	135	123
4.70%, 5/15/30	205	206
		1,844
Specialty Finance – 2.7%
American Express Co.,
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.53%, 4/25/30 (4)	700	734
(Variable, U.S. SOFR + 1.42%), 5.28%, 7/26/35 (4)	1,675	1,744
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.26%), 6.05%, 2/1/35 (4)	220	233
Enova International, Inc.,
9.13%, 8/1/29 (1)	825	846
Fortress Transportation and Infrastructure Investors LLC,
7.00%, 6/15/32 (1)	1,165	1,223
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 156 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Specialty Finance – 2.7%continued
GATX Corp.,
4.00%, 6/30/30	$5	$5
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	690	673
Mastercard, Inc.,
3.35%, 3/26/30	1,000	966
OneMain Finance Corp.,
5.38%, 11/15/29	825	793
S&P Global, Inc.,
2.90%, 3/1/32	800	727
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	1,250	1,311
Synchrony Financial,
7.25%, 2/2/33	500	519
		9,774
Technology – 1.6%
Automatic Data Processing, Inc.,
4.45%, 9/9/34	1,600	1,604
Broadcom, Inc.,
4.80%, 10/15/34	390	390
Oracle Corp.,
5.38%, 9/27/54	1,800	1,799
Roper Technologies, Inc.,
4.90%, 10/15/34	515	518
Tyco Electronics Group S.A.,
4.63%, 2/1/30	1,440	1,467
		5,778
Telecommunications – 0.1%
AT&T, Inc.,
4.30%, 2/15/30	92	92
Verizon Communications, Inc.,
2.55%, 3/21/31	305	272
		364
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	350	302
Transportation & Logistics – 0.6%
Ryder System, Inc.,
5.25%, 6/1/28	225	232
5.38%, 3/15/29	180	187
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.0% continued
Transportation & Logistics – 0.6%continued
Southwest Airlines Co.,
5.13%, 6/15/27	$265	$270
Union Pacific Corp.,
2.38%, 5/20/31	205	184
XPO, Inc.,
7.13%, 2/1/32 (1)	1,340	1,410
		2,283
Transportation Equipment – 0.3%
Cummins, Inc.,
5.15%, 2/20/34	1,140	1,200
Total Corporate Bonds
(Cost $123,717)		124,708

FOREIGN ISSUER BONDS – 10.4%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	375	387
Asset Management – 0.5%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 6.30%, 9/22/34(1) (4)	1,640	1,800
Banking – 6.2%
AIB Group PLC,
(Variable, U.S. SOFR + 2.33%), 6.61%, 9/13/29 (1) (4)	1,100	1,177
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (4)	200	204
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 5.90%, 7/10/34 (1) (4)	770	796
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (4)	620	609
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.47%), 5.20%, 9/30/35 (1) (4)	1,825	1,817
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (4)	600	594
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  157 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.4% continued
Banking – 6.2%continued
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (4) (5)	$1,221	$1,093
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (4)	200	205
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (4)	430	392
Credit Agricole S.A.,
(Variable, U.S. SOFR + 2.67%), 6.25%, 1/10/35 (1) (4)	1,520	1,622
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 3/1/30 (1) (4)	540	563
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 2.05%), 5.40%, 9/11/35 (4)	1,650	1,661
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.78%), 5.72%, 3/4/35 (4)	900	956
ING Groep N.V.,
(Variable, U.S. SOFR + 1.77%), 5.55%, 3/19/35 (4)	1,470	1,541
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (4)	620	643
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 5.68%, 1/5/35 (4)	900	947
Macquarie Group Ltd.,
(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (4)	1,360	1,349
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.24%, 4/19/29 (4)	500	516
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (4)	520	545
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.4% continued
Banking – 6.2%continued
Mizuho Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.12%), 5.38%, 5/26/30 (4)	$800	$830
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (4) (5)	250	215
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.75%), 8.13%, 11/10/33 (4) (5)	200	218
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35 (4)	900	957
Nordea Bank Abp,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.66%), 6.30%, 9/25/31 (1) (4) (5)	890	882
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.07%, 1/19/35 (1) (4)	700	730
Sumitomo Mitsui Financial Group, Inc.,
5.32%, 7/9/29	800	832
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (4)	75	73
		21,967
Beverages – 0.2%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	229	215
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	645	530
		745
Biotechnology & Pharmaceuticals – 0.2%
Astrazeneca Finance LLC,
1.75%, 5/28/28	770	711
Consumer Non-Cyclical – 0.6%
Novartis Capital Corp.,
4.20%, 9/18/34	1,030	1,016
Unilever Capital Corp.,
4.63%, 8/12/34	1,175	1,192
		2,208
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 158 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.4% continued
Energy – 0.2%
TotalEnergies Capital S.A.,
5.28%, 9/10/54	$770	$771
Finance Companies – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.63%, 9/10/29	860	860
Food – 0.3%
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26(1)	915	921
Insurance – 0.6%
Nippon Life Insurance Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.25%, 9/13/53 (1) (4)	600	646
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 4/16/54 (1) (4)	1,470	1,535
		2,181
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.85%, 3/8/29(7)	—	—
Metals & Mining – 0.1%
Glencore Funding LLC,
3.88%, 10/27/27(1)	320	316
Oil & Gas Supply Chain – 0.1%
QatarEnergy,
3.13%, 7/12/41 (1)	123	98
Saudi Arabian Oil Co.,
5.75%, 7/17/54 (1)	400	405
		503
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
5.00%, 1/15/33	208	210
Specialty Finance – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	405	382
goeasy Ltd.,
4.38%, 5/1/26 (1)	740	730
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (1)	375	396
		1,508
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.4% continued
Telecommunications – 0.3%
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26(1)	$955	$955
Tobacco & Cannabis – 0.3%
BAT Capital Corp.,
4.70%, 4/2/27	725	731
Imperial Brands Finance PLC,
5.88%, 7/1/34 (1)	345	359
		1,090
Total Foreign Issuer Bonds
(Cost $36,515)		37,133

U.S. GOVERNMENT AGENCIES – 33.3% (8)
Fannie Mae – 15.9%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.49%, 2/25/43(3)	714	691
Pool #545003,
8.00%, 5/1/31(7)	—	—
Pool #545437,
7.00%, 2/1/32	14	15
Pool #545556,
7.00%, 4/1/32	7	8
Pool #555189,
7.00%, 12/1/32	64	67
Pool #581806,
7.00%, 7/1/31	15	15
Pool #585617,
7.00%, 5/1/31(7)	—	—
Pool #889641,
5.50%, 8/1/37	403	417
Pool #995802,
5.50%, 12/1/35	401	414
Pool #AB5209,
3.00%, 5/1/32	1,575	1,524
Pool #AB9546,
3.50%, 6/1/28	29	28
Pool #AD0248,
5.50%, 11/1/37	736	759
Pool #AD0494,
5.50%, 8/1/37	416	427
Pool #AD0925,
5.00%, 4/1/40	45	47
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  159 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.3% (8)continued
Fannie Mae – 15.9%continued
Pool #AK9457,
3.50%, 3/1/32	$75	$74
Pool #AL3063,
3.50%, 1/1/28	93	92
Pool #AL5119,
4.00%, 4/1/34	654	651
Pool #AL7497,
3.50%, 9/1/40	940	894
Pool #AL8876,
3.00%, 10/1/44	281	260
Pool #AO2961,
4.00%, 5/1/42	147	145
Pool #AQ9360,
2.50%, 1/1/28	32	31
Pool #AS1991,
3.50%, 3/1/29	166	164
Pool #AS3655,
4.50%, 10/1/44	442	443
Pool #AS6520,
3.50%, 1/1/46	942	889
Pool #AS7088,
2.50%, 5/1/31	868	834
Pool #AS8576,
4.50%, 12/1/46	712	713
Pool #BH6175,
3.50%, 7/1/47	372	351
Pool #BJ0686,
4.00%, 4/1/48	462	450
Pool #BJ3524,
4.00%, 11/1/47	954	928
Pool #BM1761,
4.00%, 8/1/44	160	157
Pool #BM1762,
3.00%, 11/1/45	1,884	1,747
Pool #BM4056,
4.00%, 3/1/45	475	469
Pool #BM5984,
5.00%, 5/1/49	106	108
Pool #BM5996,
5.00%, 12/1/48	77	79
Pool #BV4119,
2.50%, 3/1/52	976	849
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.3% (8)continued
Fannie Mae – 15.9%continued
Pool #BW9887,
5.00%, 10/1/52	$1,027	$1,028
Pool #BW9921,
5.00%, 10/1/52	1,175	1,183
Pool #BX4910,
5.00%, 1/1/53	1,017	1,028
Pool #BX7244,
5.50%, 2/1/53	1,085	1,098
Pool #BX7768,
5.00%, 3/1/53	1,298	1,301
Pool #BY5368,
6.00%, 7/1/53	386	397
Pool #CA6359,
2.50%, 7/1/50	1,065	940
Pool #CA6417,
3.00%, 7/1/50	764	697
Pool #CB1666,
2.50%, 9/1/51	642	562
Pool #CB2286,
2.50%, 12/1/51	1,143	1,000
Pool #CB3515,
3.50%, 5/1/52	860	806
Pool #CB4844,
5.50%, 10/1/52	480	488
Pool #CB5113,
5.50%, 11/1/52	311	316
Pool #CB7114,
5.50%, 9/1/53	618	626
Pool #DA0017,
6.00%, 9/1/53	1,108	1,154
Pool #FM1303,
3.00%, 1/1/48	916	843
Pool #FM1438,
3.00%, 8/1/38	357	342
Pool #FM1472,
3.50%, 3/1/34	26	25
Pool #FM1534,
4.50%, 9/1/49	854	853
Pool #FM1572,
3.00%, 9/1/48	579	531
Pool #FM2671,
4.00%, 1/1/48	304	297
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 160 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.3% (8)continued
Fannie Mae – 15.9%continued
Pool #FM2921,
2.50%, 4/1/50	$1,371	$1,199
Pool #FM3201,
3.50%, 4/1/34	519	513
Pool #FM4491,
3.50%, 12/1/36	934	909
Pool #FM6125,
2.50%, 1/1/51	1,221	1,077
Pool #FM6764,
2.50%, 3/1/51	217	187
Pool #FM8215,
2.50%, 3/1/51	1,022	898
Pool #FP0012,
3.00%, 8/1/51	889	814
Pool #FS2701,
2.50%, 2/1/35	841	809
Pool #FS3063,
4.50%, 10/1/52	1,113	1,101
Pool #FS3120,
5.00%, 9/1/52	1,488	1,489
Pool #FS3391,
2.50%, 8/1/51	1,203	1,057
Pool #FS3662,
5.00%, 1/1/53	1,089	1,094
Pool #FS4040,
5.00%, 2/1/53	1,145	1,147
Pool #FS4045,
5.50%, 2/1/53	1,096	1,109
Pool #FS4267,
4.50%, 3/1/38	1,028	1,040
Pool #FS4610,
6.50%, 6/1/40	479	504
Pool #FS4653,
5.50%, 5/1/53	803	812
Pool #FS4663,
5.00%, 5/1/53	1,203	1,204
Pool #FS5441,
6.00%, 8/1/53	1,052	1,088
Pool #FS5952,
6.50%, 10/1/53	906	964
Pool #FS5965,
6.00%, 10/1/53	148	152
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.3% (8)continued
Fannie Mae – 15.9%continued
Pool #FS6176,
5.00%, 12/1/47	$841	$867
Pool #FS6869,
7.00%, 1/1/40	259	274
Pool #MA0878,
4.00%, 10/1/31	287	286
Pool #MA2522,
3.50%, 2/1/46	1,180	1,114
Pool #MA2864,
3.50%, 1/1/47	748	709
Pool #MA3004,
4.00%, 5/1/37	300	298
Pool #MA3088,
4.00%, 8/1/47	576	560
Pool #MA3183,
4.00%, 11/1/47	273	265
Pool #MA3184,
4.50%, 11/1/47	24	24
Pool #MA3211,
4.00%, 12/1/47	1,260	1,229
Pool #MA3448,
5.00%, 8/1/48	427	435
Pool #MA4186,
3.00%, 10/1/35	391	377
Pool #MA5098,
5.50%, 7/1/43	765	785
		56,645
Freddie Mac – 14.0%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	581	596
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	657	664
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 7.55%, 9/1/37(9)	43	44
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.34%, 11/1/37(9)	89	91
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  161 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.3% (8)continued
Freddie Mac – 14.0%continued
Pool #QD2946,
2.50%, 12/1/51	$1,045	$909
Pool #QD9323,
2.50%, 4/1/52	1,287	1,120
Pool #QF3725,
5.00%, 11/1/52	1,175	1,176
Pool #QF8053,
5.50%, 2/1/53	1,572	1,594
Pool #QF8924,
5.50%, 3/1/53	1,172	1,190
Pool #QG4632,
5.50%, 6/1/53	1,174	1,189
Pool #RA3913,
2.50%, 11/1/50	1,319	1,163
Pool #RA7677,
5.00%, 7/1/52	1,109	1,120
Pool #RA8880,
5.50%, 4/1/53	1,056	1,073
Pool #RA9840,
5.50%, 9/1/53	1,066	1,093
Pool #RD5026,
3.00%, 4/1/30	310	303
Pool #SB0084,
3.00%, 2/1/32	904	885
Pool #SB0216,
3.00%, 12/1/32	405	394
Pool #SB0328,
3.00%, 6/1/34	892	867
Pool #SB0826,
2.50%, 1/1/35	958	919
Pool #SB8502,
2.00%, 8/1/35	1,926	1,775
Pool #SD0033,
3.00%, 12/1/47	639	588
Pool #SD0882,
2.50%, 2/1/52	416	364
Pool #SD1360,
5.50%, 7/1/52	1,056	1,070
Pool #SD1518,
4.50%, 8/1/52	1,139	1,132
Pool #SD1659,
2.50%, 2/1/52	1,292	1,130
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.3% (8)continued
Freddie Mac – 14.0%continued
Pool #SD1703,
5.00%, 9/1/52	$1,462	$1,463
Pool #SD2334,
5.00%, 2/1/53	1,202	1,203
Pool #SD2347,
5.50%, 2/1/53	1,053	1,081
Pool #SD2477,
5.50%, 3/1/53	1,215	1,248
Pool #SD2642,
5.50%, 4/1/53	1,168	1,185
Pool #SD2665,
6.00%, 4/1/53	149	154
Pool #SD2757,
5.00%, 5/1/53	1,180	1,186
Pool #SD2876,
3.00%, 7/1/46	1,140	1,058
Pool #SD2902,
5.50%, 5/1/53	793	802
Pool #SD2920,
5.50%, 5/1/53	1,180	1,198
Pool #SD2922,
5.00%, 5/1/53	1,202	1,203
Pool #SD2999,
5.50%, 6/1/53	1,198	1,215
Pool #SD3133,
5.00%, 6/1/53	716	721
Pool #SD3136,
5.50%, 6/1/53	1,006	1,026
Pool #SD3174,
5.50%, 6/1/53	1,025	1,044
Pool #SD3189,
6.00%, 6/1/53	788	812
Pool #SD3251,
6.00%, 7/1/53	1,038	1,072
Pool #SD3515,
6.00%, 7/1/53	650	671
Pool #SD3760,
6.00%, 8/1/53	983	1,028
Pool #SD4027,
6.50%, 10/1/53	1,003	1,059
Pool #SD4285,
5.50%, 11/1/53	818	831
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 162 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.3% (8)continued
Freddie Mac – 14.0%continued
Pool #SD5136,
6.00%, 4/1/54	$798	$822
Pool #ZK7457,
3.50%, 2/1/29	796	786
Pool #ZM4714,
3.50%, 11/1/47	1,375	1,297
Pool #ZM5332,
3.00%, 1/1/48	511	468
Pool #ZS4687,
2.50%, 11/1/46	496	443
Pool #ZT1333,
2.50%, 10/1/31	1,651	1,589
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	840	794
		49,908
Freddie Mac Gold – 0.7%
Pool #A87842,
4.50%, 8/1/39	157	158
Pool #C00910,
7.50%, 1/1/30	42	43
Pool #G07068,
5.00%, 7/1/41	236	243
Pool #G07505,
7.00%, 2/1/39	519	573
Pool #G15612,
3.50%, 12/1/29	24	24
Pool #G16396,
3.50%, 2/1/33	674	666
Pool #G18643,
2.50%, 5/1/32	58	56
Pool #G30926,
3.50%, 4/1/36	212	208
Pool #G60948,
3.00%, 1/1/47	301	274
Pool #G61723,
3.50%, 1/1/43	79	77
Pool #Q42460,
4.00%, 6/1/46	230	224
Pool #Q63667,
4.50%, 5/1/49	236	236
		2,782
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.3% (8)continued
Government National Mortgage Association – 0.5%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	$766	$710
Government National Mortgage Association, Series 2023-169, Class EA,
5.50%, 3/20/38	1,141	1,145
		1,855
Government National Mortgage Association I – 0.6%
Pool #757013,
3.50%, 12/15/40	1,016	976
Pool #786470,
5.00%, 11/15/40	1,084	1,113
		2,089
Government National Mortgage Association II – 1.6%
Pool #786922,
5.50%, 9/1/53	1,049	1,066
Pool #MA0089,
4.00%, 5/20/42	1,128	1,119
Pool #MA1996,
4.00%, 6/20/44	211	208
Pool #MA3666,
5.00%, 5/20/46	488	502
Pool #MA4008,
5.50%, 10/20/46	73	76
Pool #MA6870,
5.00%, 9/20/50	385	392
Pool #MA8346,
4.00%, 10/20/52	1,163	1,124
Pool #MA8724,
4.50%, 3/20/53	1,191	1,177
		5,664
Total U.S. Government Agencies
(Cost $120,820)		118,943

U.S. GOVERNMENT OBLIGATIONS – 11.6%
U.S. Treasury Bonds – 8.9%
4.63%, 5/15/44	11,350	12,029
4.25%, 8/15/54	19,356	19,765
		31,794
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  163 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 11.6%continued
U.S. Treasury Strips – 2.7%
1.47%, 2/15/51(10)	$29,423	$9,721
Total U.S. Government Obligations
(Cost $49,423)		41,515

MUNICIPAL BONDS – 0.4%
Florida – 0.1%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	400	350
Texas – 0.3%
Texas Natural Gas Securitization Finance Corp. Taxable Customer Rate Relief Revenue Bonds,
5.10%, 4/1/35	970	1,004
Total Municipal Bonds
(Cost $1,370)		1,354

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(11) (12)	693,524	$694
Total Investment Companies
(Cost $694)		694

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.16%, 10/3/24(10) (13)	$210	$210
Total Short-Term Investments
(Cost $210)		210

Total Investments – 99.7%
(Cost $363,396)		355,497
Other Assets less Liabilities – 0.3%		1,183
NET ASSETS – 100.0%		$356,680

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2024, the value of these securities amounted to approximately
$63,839,000 or 17.9% of net assets.

(2)	Step coupon bond. Rate as of September 30, 2024 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2024.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	Principal Amount and Value rounds to less than one thousand.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Variable or floating rate security. Rate as of September 30, 2024 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of September 30, 2024 is disclosed.
(13)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	40	$8,330	Long	12/24	$18
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 164 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
5-Year U.S. Treasury Note	75	$8,241	Long	12/24	$8
Ultra 10-Year U.S. Treasury Note	(90)	(10,647)	Short	12/24	7
Total					$33

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-backed securities(1)	$—	$26,371	$—	$26,371
Commercial Mortgage-Backed Securities	—	4,569	—	4,569
Corporate Bonds(1)	—	124,708	—	124,708
Foreign Issuer Bonds(1)	—	37,133	—	37,133
U.S. Government Agencies(1)	—	118,943	—	118,943
U.S. Government Obligations(1)	—	41,515	—	41,515
Municipal Bonds(1)	—	1,354	—	1,354
Investment Companies	694	—	—	694
Short-Term Investments	—	210	—	210
Total Investments	$694	$354,803	$—	$355,497
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$33	$—	$—	$33

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  165 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 80.8%
Advertising & Marketing – 0.6%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	$13,575	$13,297
Outfront Media Capital LLC/Outfront Media Capital Corp.,
4.25%, 1/15/29 (1)	3,050	2,904
		16,201
Aerospace & Defense – 1.4%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	4,795	4,987
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	3,800	3,631
9.38%, 11/30/29 (1)	3,233	3,507
9.75%, 11/15/30 (1)	3,495	3,897
TransDigm, Inc.,
5.50%, 11/15/27	7,380	7,355
4.88%, 5/1/29	8,339	8,119
6.88%, 12/15/30 (1)	3,550	3,717
7.13%, 12/1/31 (1)	1,080	1,142
Triumph Group, Inc.,
9.00%, 3/15/28 (1)	3,120	3,266
		39,621
Asset Management – 1.2%
Hightower Holding LLC,
9.13%, 1/31/30 (1)	7,255	7,571
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
9.75%, 1/15/29 (1)	10,410	10,800
9.00%, 6/15/30 (1)	6,630	6,685
Osaic Holdings, Inc.,
10.75%, 8/1/27 (1)	7,950	8,094
		33,150
Automotive – 1.2%
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	7,030	7,018
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28 (1)	3,235	3,335
Dana, Inc.,
4.25%, 9/1/30	3,165	2,842
Ford Motor Co.,
9.63%, 4/22/30	2,075	2,459
4.75%, 1/15/43	2,140	1,773
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Automotive – 1.2%continued
Ford Motor Credit Co. LLC,
4.00%, 11/13/30	$3,835	$3,546
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	2,910	2,846
Goodyear Tire & Rubber (The) Co.,
5.25%, 4/30/31	2,850	2,573
Phinia, Inc.,
6.75%, 4/15/29 (1)	7,190	7,420
		33,812
Basic Industry – 0.4%
Avient Corp.,
6.25%, 11/1/31 (1)	4,300	4,408
Mativ Holdings, Inc.,
10/1/29 (1) (4)	5,500	5,614
		10,022
Biotechnology & Pharmaceuticals – 0.6%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	6,390	5,218
Bausch Health Cos., Inc.,
6.13%, 2/1/27 (1)	2,830	2,556
4.88%, 6/1/28 (1)	4,465	3,494
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	5,370	5,059
		16,327
Brokerage Asset Manager Exchanges – 0.2%
Focus Financial Partners LLC,
6.75%, 9/15/31(1)	4,365	4,407
Cable & Satellite – 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	23,327	22,692
4.25%, 2/1/31 (1)	9,800	8,641
4.75%, 2/1/32 (1)	14,055	12,386
4.50%, 6/1/33 (1)	9,640	8,187
4.25%, 1/15/34 (1)	4,821	3,954
CSC Holdings LLC,
11.75%, 1/31/29 (1)	3,230	3,122
6.50%, 2/1/29 (1)	11,635	9,636
5.75%, 1/15/30 (1)	7,895	4,087
4.63%, 12/1/30 (1)	3,960	2,010
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 166 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Cable & Satellite – 4.4%continued
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	$9,850	$9,671
DISH DBS Corp.,
7.75%, 7/1/26	16,797	14,576
5.25%, 12/1/26 (1)	4,585	4,237
DISH Network Corp.,
11.75%, 11/15/27 (1)	2,565	2,692
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	4,893	4,477
Sirius XM Radio, Inc.,
4.00%, 7/15/28 (1)	3,800	3,585
3.88%, 9/1/31 (1)	10,615	9,249
		123,202
Capital Goods – 0.5%
EquipmentShare.com, Inc.,
8.00%, 3/15/33 (1)	4,330	4,432
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31 (1)	3,075	3,152
Terex Corp.,
10/15/32 (1) (4)	3,068	3,099
TransDigm, Inc.,
6.00%, 1/15/33 (1)	3,049	3,092
		13,775
Chemicals – 1.1%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	3,460	3,387
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	4,225	4,271
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	4,260	4,159
LSF11 A5 HoldCo LLC,
6.63%, 10/15/29 (1)	5,090	4,951
Mativ Holdings, Inc.,
6.88%, 10/1/26 (1)	7,165	7,162
Olympus Water U.S. Holding Corp.,
7.13%, 10/1/27 (1)	3,475	3,546
WR Grace Holdings LLC,
5.63%, 8/15/29 (1)	3,610	3,391
		30,867
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Commercial Support Services – 2.5%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	$3,355	$3,205
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	5,485	5,603
APX Group, Inc.,
6.75%, 2/15/27 (1)	6,120	6,137
5.75%, 7/15/29 (1)	4,410	4,366
Brink's (The) Co.,
6.50%, 6/15/29 (1)	4,318	4,473
Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	1,925	1,972
GFL Environmental, Inc.,
6.75%, 1/15/31 (1)	5,815	6,099
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	9,640	9,643
Reworld Holding Corp.,
5.00%, 9/1/30	5,500	5,159
RR Donnelley & Sons Co.,
9.50%, 8/1/29 (1)	3,100	3,126
Stericycle, Inc.,
3.88%, 1/15/29 (1)	2,895	2,884
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	3,745	3,690
VT Topco, Inc.,
8.50%, 8/15/30 (1)	7,130	7,607
Williams Scotsman, Inc.,
6.63%, 6/15/29 (1)	3,125	3,218
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	3,805	3,443
		70,625
Communications – 0.9%
McGraw-Hill Education, Inc.,
7.38%, 9/1/31 (1)	6,410	6,651
Midcontinent Communications,
8.00%, 8/15/32 (1)	10,375	10,560
Sable International Finance Ltd.,
10/15/32 (1) (4)	4,535	4,552
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
10/1/31 (1) (4)	3,190	3,243
		25,006
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  167 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Construction Materials – 0.7%
Eco Material Technologies, Inc.,
7.88%, 1/31/27 (1)	$7,015	$7,087
Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31 (1)	3,605	3,889
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	4,410	3,928
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27 (1)	5,508	5,514
		20,418
Consumer Cyclical – 0.8%
Group 1 Automotive, Inc.,
6.38%, 1/15/30 (1)	3,210	3,261
NCL Corp. Ltd.,
6.25%, 3/1/30 (1)	5,120	5,114
NMG Holding Co., Inc./Neiman Marcus Group LLC,
8.50%, 10/1/28 (1)	2,985	3,038
Royal Caribbean Cruises Ltd.,
5.63%, 9/30/31 (1)	2,130	2,158
Victra Holdings LLC/Victra Finance Corp.,
8.75%, 9/15/29 (1)	9,265	9,728
		23,299
Consumer Non-Cyclical – 1.3%
CD&R Smokey Buyer, Inc./Radio Systems Corp.,
10/15/29 (1) (4)	8,715	8,723
DaVita, Inc.,
6.88%, 9/1/32 (1)	4,285	4,427
Fiesta Purchaser, Inc.,
9.63%, 9/15/32 (1)	5,480	5,672
Perrigo Finance Unlimited Co.,
6.13%, 9/30/32	3,075	3,099
Prime Healthcare Services, Inc.,
9.38%, 9/1/29 (1)	13,115	13,528
		35,449
Consumer Services – 0.4%
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	6,390	6,304
StoneMor, Inc.,
8.50%, 5/15/29 (1)	6,425	5,734
		12,038
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Containers & Packaging – 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1)	$6,640	$4,949
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	2,910	2,938
LABL, Inc.,
5.88%, 11/1/28 (1)	3,605	3,376
Mauser Packaging Solutions Holding Co.,
7.88%, 4/15/27 (1)	4,810	4,970
9.25%, 4/15/27 (1)	3,067	3,145
Owens-Brockway Glass Container, Inc.,
7.25%, 5/15/31 (1)	3,250	3,339
		22,717
Electric Utilities – 1.7%
Calpine Corp.,
5.13%, 3/15/28 (1)	7,447	7,343
5.00%, 2/1/31 (1)	3,390	3,282
Lightning Power LLC,
7.25%, 8/15/32 (1)	4,320	4,543
NRG Energy, Inc.,
5.75%, 1/15/28	7,725	7,783
3.88%, 2/15/32 (1)	4,432	4,038
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	3,800	3,676
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	3,505	3,820
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	5,625	5,616
4.38%, 5/1/29 (1)	4,550	4,404
6.88%, 4/15/32 (1)	4,340	4,565
		49,070
Electrical Equipment – 0.4%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30(1)	12,050	12,425
Energy – 0.4%
Aethon United BR L.P./Aethon United Finance Corp.,
10/1/29 (1) (4)	4,385	4,443
Gulfport Energy Corp.,
6.75%, 9/1/29 (1)	3,655	3,698
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 168 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Energy – 0.4%continued
Murphy Oil Corp.,
10/1/32 (4)	$3,660	$3,611
		11,752
Engineering & Construction – 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 2/1/26(1)	7,180	7,151
Entertainment Content – 1.1%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	22,150	9,525
TEGNA, Inc.,
5.00%, 9/15/29	14,717	14,017
Univision Communications, Inc.,
7.38%, 6/30/30 (1)	3,945	3,818
8.50%, 7/31/31 (1)	3,660	3,668
		31,028
Finance Companies – 0.4%
Fortress Transportation and Infrastructure Investors LLC,
4/15/33 (1) (4)	6,143	6,116
Provident Funding Associates L.P./PFG Finance Corp.,
9.75%, 9/15/29 (1)	6,145	6,261
		12,377
Food – 1.1%
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	8,355	8,864
Post Holdings, Inc.,
4.50%, 9/15/31 (1)	4,661	4,354
6.25%, 2/15/32 (1)	10,364	10,672
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	7,080	6,717
		30,607
Forestry, Paper & Wood Products – 0.4%
Glatfelter Corp.,
4.75%, 11/15/29(1)	12,857	11,549
Health Care Facilities & Services – 4.4%
AdaptHealth LLC,
5.13%, 3/1/30 (1)	5,715	5,349
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Health Care Facilities & Services – 4.4%continued
Catalent Pharma Solutions, Inc.,
3.50%, 4/1/30 (1)	$13,786	$13,561
CHS/Community Health Systems, Inc.,
5.63%, 3/15/27 (1)	4,800	4,724
6.88%, 4/15/29 (1)	4,310	3,908
6.13%, 4/1/30 (1)	6,020	5,147
5.25%, 5/15/30 (1)	6,929	6,377
10.88%, 1/15/32 (1)	11,925	13,141
DaVita, Inc.,
3.75%, 2/15/31 (1)	10,898	9,830
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	6,265	6,055
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	3,595	3,397
9.88%, 8/15/30 (1)	9,620	10,592
11.00%, 10/15/30 (1)	2,075	2,341
10.00%, 6/1/32 (1)	2,970	3,265
Star Parent, Inc.,
9.00%, 10/1/30 (1)	12,051	12,938
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1)	3,526	3,680
Tenet Healthcare Corp.,
4.38%, 1/15/30	21,322	20,457
		124,762
Home & Office Products – 0.3%
Newell Brands, Inc.,
6.88%, 4/1/36	9,255	8,819
Home Construction – 1.3%
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	6,165	6,164
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	2,487	2,422
Interface, Inc.,
5.50%, 12/1/28 (1)	3,390	3,309
KB Home,
7.25%, 7/15/30	4,115	4,295
LGI Homes, Inc.,
4.00%, 7/15/29 (1)	6,030	5,584
M/I Homes, Inc.,
3.95%, 2/15/30	8,310	7,761
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
6.75%, 4/1/32 (1)	3,175	3,291
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  169 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Home Construction – 1.3%continued
Taylor Morrison Communities, Inc.,
5.13%, 8/1/30 (1)	$4,050	$4,024
		36,850
Household Products – 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
6.63%, 7/15/30 (1)	5,785	6,011
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	2,430	2,416
Perrigo Finance Unlimited Co.,
4.90%, 6/15/30	3,520	3,428
		11,855
Industrial Intermediate Products – 0.7%
Anagram Holdings LLC/Anagram International, Inc.,
10.00%, 8/15/26 (1) (5) (6) (7) (8)	2,819	21
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	6,280	6,619
9.50%, 1/1/31 (1)	3,095	3,373
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	10,909	10,857
		20,870
Industrial Support Services – 0.6%
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	3,180	2,990
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	3,570	3,291
United Rentals North America, Inc.,
3.75%, 1/15/32	7,905	7,216
6.13%, 3/15/34 (1)	2,785	2,878
		16,375
Institutional Financial Services – 1.0%
Aretec Group, Inc.,
7.50%, 4/1/29 (1)	4,152	3,943
10.00%, 8/15/30 (1)	3,640	3,874
Armor Holdco, Inc.,
8.50%, 11/15/29 (1)	4,605	4,421
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	6,720	5,694
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Institutional Financial Services – 1.0%continued
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	$9,445	$9,091
		27,023
Insurance – 1.6%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29 (1)	2,870	2,961
4.25%, 2/15/29 (1)	4,675	4,416
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.50%, 10/1/31 (1)	8,385	8,473
7.38%, 10/1/32 (1)	2,925	2,966
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance,
7.13%, 5/15/31 (1)	6,335	6,666
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (8)	7,665	7,650
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	10,085	10,578
		43,710
Internet Media & Services – 0.2%
GrubHub Holdings, Inc.,
5.50%, 7/1/27(1)	4,755	4,410
IT Services – 0.2%
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	3,825	3,992
Virtusa Corp.,
7.13%, 12/15/28 (1)	2,810	2,661
		6,653
Leisure Facilities & Services – 6.4%
Affinity Interactive,
6.88%, 12/15/27 (1)	4,055	3,486
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	5,470	5,259
Caesars Entertainment, Inc.,
4.63%, 10/15/29 (1)	6,665	6,340
7.00%, 2/15/30 (1)	4,000	4,179
6.50%, 2/15/32 (1)	8,252	8,536
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 170 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Leisure Facilities & Services – 6.4%continued
Carnival Corp.,
5.75%, 3/1/27 (1)	$8,490	$8,598
4.00%, 8/1/28 (1)	5,215	5,037
6.00%, 5/1/29 (1)	5,465	5,537
Carnival Holdings Bermuda Ltd.,
10.38%, 5/1/28 (1)	5,840	6,302
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	5,600	5,575
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	3,444	3,288
6.75%, 1/15/30 (1)	5,360	4,994
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	6,200	6,209
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	6,940	4,263
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	4,220	4,104
Light & Wonder International, Inc.,
7.00%, 5/15/28 (1)	7,448	7,513
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	7,725	7,778
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	4,365	4,187
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	6,743	6,743
5.88%, 2/15/27 (1)	4,480	4,496
8.38%, 2/1/28 (1)	3,215	3,376
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	3,125	2,847
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1)	2,190	1,495
Royal Caribbean Cruises Ltd.,
5.50%, 8/31/26 (1)	14,615	14,758
6.25%, 3/15/32 (1)	6,245	6,478
6.00%, 2/1/33 (1)	2,455	2,517
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	5,081	4,998
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Leisure Facilities & Services – 6.4%continued
Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	$2,725	$2,704
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	4,390	4,473
Viking Cruises Ltd.,
5.88%, 9/15/27 (1)	10,040	10,034
7.00%, 2/15/29 (1)	7,605	7,701
Yum! Brands, Inc.,
5.38%, 4/1/32	6,140	6,119
		179,924
Leisure Products – 0.5%
Acushnet Co.,
7.38%, 10/15/28 (1)	3,605	3,800
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	6,780	6,314
Vista Outdoor, Inc.,
4.50%, 3/15/29 (1)	3,799	3,772
		13,886
Machinery – 0.9%
GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	4,575	3,056
Madison IAQ LLC,
4.13%, 6/30/28 (1)	4,820	4,651
5.88%, 6/30/29 (1)	3,255	3,169
Maxim Crane Works Holdings Capital LLC,
11.50%, 9/1/28 (1)	7,575	8,029
Titan International, Inc.,
7.00%, 4/30/28	5,460	5,434
		24,339
Medical Equipment & Devices – 0.6%
Embecta Corp.,
5.00%, 2/15/30 (1)	3,330	3,066
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	5,522	5,228
5.25%, 10/1/29 (1)	9,695	9,513
		17,807
Metals & Mining – 0.9%
Alcoa Nederland Holding B.V.,
7.13%, 3/15/31 (1)	7,175	7,649
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  171 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Metals & Mining – 0.9%continued
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
8.63%, 6/15/29 (1)	$2,960	$3,145
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	3,800	3,690
Constellium S.E.,
3.75%, 4/15/29 (1)	2,880	2,690
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (1)	5,015	4,588
Novelis Corp.,
4.75%, 1/30/30 (1)	4,325	4,193
		25,955
Oil & Gas Services & Equipment – 2.1%
Nabors Industries Ltd.,
7.50%, 1/15/28 (1)	7,845	7,350
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	2,190	2,195
9.13%, 1/31/30 (1)	1,450	1,495
8.88%, 8/15/31 (1)	10,890	10,359
Noble Finance II LLC,
8.00%, 4/15/30 (1)	3,630	3,746
Oceaneering International, Inc.,
6.00%, 2/1/28	6,120	6,132
6.00%, 2/1/28	3,860	3,867
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	2,117	2,166
Transocean Poseidon Ltd.,
6.88%, 2/1/27 (1)	4,164	4,157
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	1,500	1,545
Transocean, Inc.,
8.75%, 2/15/30 (1)	5,636	5,876
8.50%, 5/15/31 (1)	3,520	3,498
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29 (1)	5,080	5,232
		57,618
Oil & Gas Supply Chain – 9.7%
Apache Corp.,
5.10%, 9/1/40	4,840	4,303
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Oil & Gas Supply Chain – 9.7%continued
Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	$10,000	$9,704
Buckeye Partners L.P.,
6.88%, 7/1/29 (1)	4,325	4,431
California Resources Corp.,
7.13%, 2/1/26 (1)	1,756	1,756
CITGO Petroleum Corp.,
6.38%, 6/15/26 (1)	8,794	8,797
8.38%, 1/15/29 (1)	2,970	3,090
Civitas Resources, Inc.,
8.38%, 7/1/28 (1)	3,640	3,784
8.63%, 11/1/30 (1)	730	773
CNX Resources Corp.,
7.38%, 1/15/31 (1)	2,855	2,983
7.25%, 3/1/32 (1)	5,445	5,718
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	3,425	3,344
6.75%, 3/1/29 (1)	2,110	2,054
Crescent Energy Finance LLC,
9.25%, 2/15/28 (1)	5,500	5,735
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	6,045	5,677
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	2,360	2,363
8.63%, 3/15/29 (1)	2,075	2,183
Energy Transfer L.P.,
5.63%, 5/1/27 (1)	7,706	7,733
EQM Midstream Partners L.P.,
6.38%, 4/1/29 (1)	3,475	3,588
7.50%, 6/1/30 (1)	3,160	3,470
4.75%, 1/15/31 (1)	6,705	6,493
FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	7,470	7,973
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	3,360	3,435
8.25%, 1/15/29	5,840	6,047
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	3,845	3,857
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	2,860	2,927
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 172 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Oil & Gas Supply Chain – 9.7%continued
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	$6,077	$6,065
ITT Holdings LLC,
6.50%, 8/1/29 (1)	8,370	7,929
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	5,710	6,287
Murphy Oil Corp.,
6.38%, 7/15/28	4,570	4,643
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.38%, 2/15/32 (1)	12,798	13,189
Northern Oil & Gas, Inc.,
8.13%, 3/1/28 (1)	3,730	3,757
NuStar Logistics L.P.,
6.00%, 6/1/26	4,250	4,275
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	11,118	10,975
Permian Resources Operating LLC,
8.00%, 4/15/27 (1)	4,675	4,813
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 9.49%, 10/31/24 (3) (9)	4,100	4,082
Range Resources Corp.,
8.25%, 1/15/29	4,020	4,161
4.75%, 2/15/30 (1)	2,650	2,556
SM Energy Co.,
6.75%, 8/1/29 (1)	7,259	7,289
7.00%, 8/1/32 (1)	3,630	3,644
Southwestern Energy Co.,
5.38%, 2/1/29	10,640	10,604
Sunoco L.P.,
7.00%, 5/1/29 (1)	4,230	4,420
Sunoco L.P./Sunoco Finance Corp.,
4.50%, 5/15/29	2,788	2,680
4.50%, 4/30/30	3,750	3,593
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29 (1)	7,170	7,251
Talos Production, Inc.,
9.38%, 2/1/31 (1)	5,695	5,855
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Oil & Gas Supply Chain – 9.7%continued
Venture Global LNG, Inc.,
9.50%, 2/1/29 (1)	$17,573	$19,796
8.38%, 6/1/31 (1)	13,328	14,073
Vital Energy, Inc.,
7.75%, 7/31/29 (1)	9,734	9,685
		273,840
Publishing & Broadcasting – 2.3%
Beasley Mezzanine Holdings LLC,
8.63%, 2/1/26 (1)	9,215	5,299
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	5,465	5,373
7.75%, 4/15/28 (1)	2,845	2,546
7.50%, 6/1/29 (1)	3,065	2,640
7.88%, 4/1/30 (1)	2,475	2,588
Cumulus Media New Holdings, Inc.,
8.00%, 7/1/29 (1)	6,285	2,500
Gannett Holdings LLC,
6.00%, 11/1/26 (1)	3,310	3,316
Gray Television, Inc.,
7.00%, 5/15/27 (1)	5,045	4,959
10.50%, 7/15/29 (1)	5,631	5,881
5.38%, 11/15/31 (1)	5,720	3,577
iHeartCommunications, Inc.,
8.38%, 5/1/27	3,245	1,737
5.25%, 8/15/27 (1)	3,810	2,600
McGraw-Hill Education, Inc.,
5.75%, 8/1/28 (1)	4,170	4,121
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	4,385	4,343
4.75%, 11/1/28 (1)	1,135	1,084
Townsquare Media, Inc.,
6.88%, 2/1/26 (1)	6,379	6,365
Urban One, Inc.,
7.38%, 2/1/28 (1)	7,920	5,717
		64,646
Real Estate Investment Trusts – 1.9%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	5,087	4,951
Diversified Healthcare Trust,
4.38%, 3/1/31	4,642	3,822
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  173 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Real Estate Investment Trusts – 1.9%continued
IIP Operating Partnership L.P.,
5.50%, 5/25/26	$5,530	$5,341
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	8,134	7,966
5.25%, 7/15/30 (1)	9,345	9,227
Necessity Retail REIT (The), Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	5,595	5,251
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	2,935	2,848
Service Properties Trust,
5.50%, 12/15/27	6,935	6,602
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	3,450	3,682
6.50%, 2/15/29 (1)	5,220	4,533
		54,223
Real Estate Owners & Developers – 0.1%
Kennedy-Wilson, Inc.,
5.00%, 3/1/31	4,055	3,640
Renewable Energy – 0.2%
EnerSys,
6.63%, 1/15/32(1)	4,295	4,442
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27 (1)	4,235	4,120
5.88%, 2/15/28 (1)	4,260	4,279
		8,399
Retail - Discretionary – 3.7%
Academy Ltd.,
6.00%, 11/15/27 (1)	6,140	6,155
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	3,590	3,424
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	1,455	1,494
5.25%, 2/1/28	2,170	2,167
6.63%, 10/1/30 (1)	4,320	4,404
6.75%, 7/1/36	7,615	7,848
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Retail - Discretionary – 3.7%continued
Carvana Co.,
12.00%, 12/1/28 (1) (8)	$835	$877
13.00%, 6/1/30 (1) (8)	1,264	1,375
14.00%, 6/1/31 (1) (8)	1,511	1,779
Evergreen Acqco 1 L.P./TVI, Inc.,
9.75%, 4/26/28 (1)	10,248	10,806
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	6,305	6,098
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	5,591	5,372
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (1)	2,775	2,721
4.50%, 12/15/34	5,395	4,521
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1)	8,489	8,157
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	5,310	3,919
7.88%, 5/1/29 (1)	2,370	1,379
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	4,940	4,950
4.75%, 5/1/29 (1)	3,220	3,064
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	1,150	1,103
7.75%, 2/15/29 (1)	3,005	2,966
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	2,165	2,033
4.88%, 11/15/31 (1)	3,380	3,120
Staples, Inc.,
10.75%, 9/1/29 (1)	9,450	9,169
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	5,245	4,632
		103,533
Semiconductors – 0.2%
Coherent Corp.,
5.00%, 12/15/29(1)	4,261	4,166
Software – 2.1%
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	3,800	3,650
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	3,250	3,443
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	4,390	1,888
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 174 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Software – 2.1%continued
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	$8,065	$8,247
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	8,615	8,572
9.00%, 9/30/29 (1)	6,630	6,747
8.25%, 6/30/32 (1)	2,640	2,760
GoTo Group, Inc.,
5.50%, 5/1/28 (1)	2,152	1,656
5.50%, 5/1/28 (1)	2,972	899
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l.,
8.75%, 5/1/29 (1)	4,070	4,160
McAfee Corp.,
7.38%, 2/15/30 (1)	5,000	4,877
SS&C Technologies, Inc.,
6.50%, 6/1/32 (1)	6,055	6,260
UKG, Inc.,
6.88%, 2/1/31 (1)	5,645	5,833
		58,992
Specialty Finance – 6.1%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	5,810	5,063
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (2) (3)	1,565	1,279
Boost Newco Borrower LLC,
7.50%, 1/15/31 (1)	7,590	8,144
Burford Capital Global Finance LLC,
6.88%, 4/15/30 (1)	8,644	8,640
9.25%, 7/1/31 (1)	6,365	6,849
CPI CG, Inc.,
10.00%, 7/15/29 (1)	6,200	6,526
Credit Acceptance Corp.,
9.25%, 12/15/28 (1)	3,710	3,968
Discover Financial Services,
(Variable, CME Term SOFR 3M + 3.34%), 5.50%, 10/30/27 (2) (3)	5,755	5,502
Encore Capital Group, Inc.,
9.25%, 4/1/29 (1)	3,140	3,378
8.50%, 5/15/30 (1)	6,440	6,787
Enova International, Inc.,
9.13%, 8/1/29 (1)	9,125	9,363
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Specialty Finance – 6.1%continued
FirstCash, Inc.,
6.88%, 3/1/32 (1)	$3,460	$3,561
Fortress Transportation and Infrastructure Investors LLC,
7.00%, 6/15/32 (1)	10,655	11,185
Freedom Mortgage Corp.,
12.25%, 10/1/30 (1)	5,135	5,751
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	3,600	3,742
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	7,670	7,293
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	12,025	12,026
9.50%, 2/15/29 (1)	3,080	3,288
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (5) (6) (7)	8,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	9,225	8,998
LFS Topco LLC,
5.88%, 10/15/26 (1)	6,940	6,528
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	2,995	2,902
Nationstar Mortgage Holdings, Inc.,
6.50%, 8/1/29 (1)	6,407	6,515
Navient Corp.,
5.00%, 3/15/27	11,160	11,061
OneMain Finance Corp.,
4.00%, 9/15/30	4,970	4,427
PennyMac Financial Services, Inc.,
7.13%, 11/15/30 (1)	5,165	5,348
5.75%, 9/15/31 (1)	4,955	4,856
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	3,517	3,516
Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1) (5) (6) (7)	2,606	—
World Acceptance Corp.,
7.00%, 11/1/26 (1)	5,755	5,618
		172,114
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  175 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Steel – 0.3%
Carpenter Technology Corp.,
6.38%, 7/15/28	$4,820	$4,853
TMS International Corp.,
6.25%, 4/15/29 (1)	2,295	2,186
United States Steel Corp.,
6.88%, 3/1/29	1,044	1,059
		8,098
Technology Hardware – 1.9%
CommScope LLC,
6.00%, 3/1/26 (1)	2,120	2,062
7.13%, 7/1/28 (1)	1,457	1,208
CommScope Technologies LLC,
5.00%, 3/15/27 (1)	5,976	4,993
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	3,145	3,299
Imola Merger Corp.,
4.75%, 5/15/29 (1)	5,840	5,699
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	11,004	12,114
Seagate HDD Cayman,
3.38%, 7/15/31	2,615	2,235
Viasat, Inc.,
5.63%, 4/15/27 (1)	6,590	6,218
6.50%, 7/15/28 (1)	5,245	4,116
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	3,440	3,121
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	6,941	7,247
		52,312
Telecommunications – 1.7%
C&W Senior Finance Ltd.,
6.88%, 9/15/27 (1)	5,011	4,994
Cablevision Lightpath LLC,
5.63%, 9/15/28 (1)	2,410	2,263
Frontier Communications Holdings LLC,
6.75%, 5/1/29 (1)	9,200	9,265
8.75%, 5/15/30 (1)	4,780	5,094
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	4,180	3,638
Level 3 Financing, Inc.,
4.25%, 7/1/28 (1)	7,240	5,756
10.50%, 5/15/30 (1)	7,126	7,669
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Telecommunications – 1.7%continued
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	$6,160	$6,166
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	4,540	3,768
		48,613
Total Other Industrial – 0.2%
Arcosa, Inc.,
6.88%, 8/15/32(1)	5,526	5,783
Transportation – 0.1%
JetBlue Airways Corp./JetBlue Loyalty L.P.,
9.88%, 9/20/31(1)	3,070	3,234
Transportation & Logistics – 2.7%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	4,070	4,035
American Airlines, Inc.,
7.25%, 2/15/28 (1)	2,730	2,794
8.50%, 5/15/29 (1)	3,487	3,700
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	4,144	4,133
5.75%, 4/20/29 (1)	13,555	13,533
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	9,945	9,533
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	6,340	5,949
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	3,000	3,085
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
11.00%, 4/15/29 (1)	10,434	10,476
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	2,918	2,954
United Airlines, Inc.,
4.63%, 4/15/29 (1)	7,005	6,767
XPO, Inc.,
7.13%, 6/1/31 (1)	8,379	8,772
		75,731
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 176 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.8% continued
Transportation Equipment – 0.4%
Allison Transmission, Inc.,
5.88%, 6/1/29 (1)	$4,970	$5,001
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	5,127	5,381
		10,382
Total Corporate Bonds
(Cost $2,311,944)		2,269,899

FOREIGN ISSUER BONDS – 14.5%
Aerospace & Defense – 0.6%
Bombardier, Inc.,
6.00%, 2/15/28 (1)	9,275	9,336
7.50%, 2/1/29 (1)	3,095	3,275
7.25%, 7/1/31 (1)	3,070	3,246
7.00%, 6/1/32 (1)	1,986	2,077
		17,934
Asset Management – 0.4%
CI Financial Corp.,
7.50%, 5/30/29 (1)	6,310	6,581
UBS Group A.G.,
(Variable, USD SOFR ICE Swap Rate 5Y + 4.16%), 7.75%, 4/12/31 (1) (2) (3)	4,695	5,020
		11,601
Automotive – 0.6%
IHO Verwaltungs GmbH,
6.00%, (100% Cash), 5/15/27 (1) (8)	6,580	6,466
ZF North America Capital, Inc.,
7.13%, 4/14/30 (1)	5,640	5,846
6.88%, 4/23/32 (1)	4,365	4,380
		16,692
Banking – 1.7%
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.10%), 9.38%, 3/19/29 (2) (3)	3,900	4,306
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	3,940	3,527
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (2) (3)	2,250	2,533
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.5% continued
Banking – 1.7%continued
Deutsche Bank A.G.,
(Variable, USD ICE Swap Rate 5Y + 5.00%), 7.50%, 4/30/25 (2) (3)	$4,070	$4,051
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	3,315	3,241
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25 (2) (3)	2,786	2,788
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	3,570	3,063
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.75%), 8.13%, 11/10/33 (2) (3)	4,635	5,056
Nordea Bank Abp,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.66%), 6.30%, 9/25/31 (1) (2) (3)	4,500	4,460
Societe Generale S.A.,
(Variable, USD ICE Swap Rate 5Y + 5.87%), 8.00%, 9/29/25 (1) (2) (3)	3,235	3,268
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.45%), 10.00%, 11/14/28 (1) (2) (3)	3,725	4,004
Swedbank AB,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.59%), 7.63%, 3/17/28 (2) (3) (10)	7,675	7,963
		48,260
Basic Industry – 0.3%
Cerdia Finanz GmbH,
10/3/31(1) (4)	7,425	7,574
Biotechnology & Pharmaceuticals – 0.5%
Cheplapharm Arzneimittel GmbH,
5.50%, 1/15/28 (1)	3,927	3,809
Teva Pharmaceutical Finance Netherlands III B.V.,
6.75%, 3/1/28	3,745	3,903
7.88%, 9/15/29	4,370	4,828
		12,540
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  177 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.5% continued
Cable & Satellite – 0.2%
Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	$3,295	$3,293
5.13%, 2/28/30 (1)	3,325	3,065
		6,358
Chemicals – 0.3%
Methanex Corp.,
5.13%, 10/15/27	4,675	4,626
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30 (1)	4,235	3,929
		8,555
Communications – 0.3%
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
9.00%, 9/15/29(1)	9,212	8,915
Containers & Packaging – 0.1%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27(1) (8)	5,993	1,325
Electric Utilities – 0.1%
Atlantica Sustainable Infrastructure PLC,
4.13%, 6/15/28(1)	2,029	2,009
Electrical Equipment – 0.1%
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27(1)	3,150	3,116
Food – 0.5%
Minerva Luxembourg S.A.,
4.38%, 3/18/31 (1)	3,800	3,377
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26 (1)	8,045	8,097
Sigma Holdco B.V.,
7.88%, 5/15/26 (1)	2,943	2,926
		14,400
Household Products – 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 6/30/31(1)	3,735	3,749
Insurance – 0.7%
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	10,312	10,658
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
8.13%, 2/15/32 (1)	3,645	3,747
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.5% continued
Insurance – 0.7%continued
Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30 (1)	$5,857	$6,369
		20,774
Leisure Facilities & Services – 1.3%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30 (1)	4,675	4,311
Allwyn Entertainment Financing UK PLC,
7.88%, 4/30/29 (1)	3,295	3,464
Cruise Yacht Upper HoldCo Ltd.,
11.88%, 7/5/28	8,650	8,882
Flutter Treasury DAC,
6.38%, 4/29/29 (1)	3,120	3,231
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	6,825	6,642
Studio City Finance Ltd.,
5.00%, 1/15/29 (1)	6,905	6,348
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	3,772	3,688
		36,566
Machinery – 0.2%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	6,250	6,522
Metals & Mining – 0.8%
First Quantum Minerals Ltd.,
9.38%, 3/1/29 (1)	1,265	1,341
8.63%, 6/1/31 (1)	7,890	7,906
FMG Resources Pty. Ltd., Series 2006,
4.38%, 4/1/31 (1)	7,310	6,831
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	4,840	5,079
		21,157
Oil & Gas Services & Equipment – 0.5%
Seadrill Finance Ltd.,
8.38%, 8/1/30 (1)	8,805	9,192
Shelf Drilling Holdings Ltd.,
9.63%, 4/15/29 (1)	5,870	5,414
		14,606
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 178 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.5% continued
Oil & Gas Supply Chain – 0.9%
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	$3,245	$3,363
7.38%, 3/15/32 (1)	2,130	2,122
eG Global Finance PLC,
12.00%, 11/30/28 (1)	5,606	6,257
MEG Energy Corp.,
5.88%, 2/1/29 (1)	4,370	4,275
Parkland Corp.,
4.50%, 10/1/29 (1)	5,435	5,146
Strathcona Resources Ltd.,
6.88%, 8/1/26 (1)	5,140	5,115
		26,278
Software – 0.3%
Open Text Holdings, Inc.,
4.13%, 2/15/30(1)	8,295	7,786
Specialty Finance – 0.8%
AerCap Holdings N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79 (2)	9,600	9,600
GGAM Finance Ltd.,
8.00%, 2/15/27 (1)	3,485	3,642
6.88%, 4/15/29 (1)	3,010	3,131
goeasy Ltd.,
9.25%, 12/1/28 (1)	4,335	4,667
		21,040
Steel – 0.3%
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	8,125	8,211
Telecommunications – 2.4%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	5,205	4,403
5.75%, 8/15/29 (1)	7,060	5,674
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	10,410	3,592
Altice France S.A.,
5.50%, 1/15/28 (1)	3,295	2,396
5.13%, 7/15/29 (1)	6,610	4,648
5.50%, 10/15/29 (1)	9,195	6,440
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	8,810	8,810
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.5% continued
Telecommunications – 2.4%continued
Iliad Holding SASU,
7.00%, 10/15/28 (1)	$3,160	$3,215
8.50%, 4/15/31 (1)	4,960	5,335
Optics Bidco S.p.A.,
6.38%, 11/15/33 (1)	5,619	5,828
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	5,475	2,606
6.50%, 10/15/27 (1)	11,475	3,807
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	5,365	4,749
4.75%, 7/15/31 (1)	4,840	4,308
		65,811
Transportation & Logistics – 0.5%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	3,230	3,152
6.38%, 2/1/30 (1)	12,865	11,053
		14,205
Total Foreign Issuer Bonds
(Cost $426,542)		405,984

TERM LOANS – 0.5% (9)
Biotechnology & Pharmaceuticals – 0.5%
Alvogen Pharma U.S., Inc., June 2022 Loan,
(Floating, ICE CME Term SOFR USD 1M + 7.50%, 1.00% Floor), 12.45%, 6/30/25	16,047	14,242
Total Term Loans
(Cost $16,034)		14,242

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Biotechnology & Pharmaceuticals – 0.0%
Endo, Inc.*	45,283	$1,154
Passenger Airlines – 0.0%
Voyager Aviation Holdings LLC(5) (7) *	2,621	—
Total Common Stocks
(Cost $1,293)		1,154

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  179 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.0%
Specialized Finance – 0.0%
Cayenne Aviation LLC(5) (7) *	15,725	$—
Total Preferred Stocks
(Cost $1,573)		—

OTHER – 0.0%
Escrow Par Pharmaceutical, Inc. (1) (5) (7) *	8,813,000	—
Total Other
(Cost $—)		—

INVESTMENT COMPANIES – 4.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(11) (12)	127,509,085	127,509
Total Investment Companies
(Cost $127,509)		127,509

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.15%, 10/3/24(13) (14)	$1,475	$1,474
Total Short-Term Investments
(Cost $1,474)		1,474

Total Investments – 100.4%
(Cost $2,886,369)		2,820,262
Liabilities less Other Assets – (0.4%)		(10,216)
NET ASSETS – 100.0%		$2,810,046

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2024, the value of these securities amounted to approximately
$2,299,967,000 or 81.8% of net assets.

(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2024.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2024.
(5)
Restricted security that has been deemed illiquid. At September 30, 2024, the value of these restricted illiquid securities amounted to approximately
$21,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Anagram Holdings LLC/Anagram International, Inc., 10.00%, 8/15/26	7/26/18-8/18/23	$6,909
Cayenne Aviation LLC	5/18/21	1,573
Escrow Par Pharmaceutical, Inc.	4/23/24	—
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	8,000
Voyager Aviation Holdings LLC	5/18/21	3
Voyager Aviation Holdings LLC, 8.50%, 5/9/26	5/3/21	2,515

(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(8)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(9)	Variable or floating rate security. Rate as of September 30, 2024 is disclosed.
(10)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of September 30, 2024 is disclosed.
(13)	Discount rate at the time of purchase.
(14)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 180 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
USD - United States Dollar
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Ultra 10-Year U.S. Treasury Note	518	$61,278	Long	12/24	$(34)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds:
Industrial Intermediate Products	$—	$20,849	$21	$20,870
All Other Industries(1)	—	2,249,029	—	2,249,029
Total Corporate Bonds	—	2,269,878	21	2,269,899
Foreign Issuer Bonds(1)	—	405,984	—	405,984
Term Loans	—	14,242	—	14,242
Common Stocks(1)	1,154	—	—	1,154
Investment Companies	127,509	—	—	127,509
Short-Term Investments	—	1,474	—	1,474
Total Investments	$128,663	$2,691,578	$21	$2,820,262
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(34)	$—	$—	$(34)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  181 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.4%
Consumer Services – 0.2%
Grand Canyon University,
5.13%, 10/1/28	$500	$468
University of the Arts (The),
(Floating, SOFR + 9.50%), 12.63%, 10/7/24 (1) (2) (3) (4)	192	193
(Floating, SOFR + 9.50%), 12.63%, 10/7/24 (1) (2) (3) (4)	16	16
(Floating, SOFR + 9.50%), 12.84%, 10/7/24 (3) (4)	73	73
		750
Real Estate Owners & Developers – 0.2%
Benloch Ranch Improvement Association No. 2,
10.00%, 12/1/51(1) (2) (3)	1,000	878
Total Corporate Bonds
(Cost $1,737)		1,628

MUNICIPAL BONDS – 96.5%
Alabama – 1.3%
Hoover IDB Environmental Improvement Revenue Bonds (AMT), United States Steel Corp.,
5.75%, 10/1/49	1,000	1,054
Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	2,000	2,279
Pelham Alwarrant G.O. Limited Bonds, Series A,
4.00%, 2/1/39	1,655	1,694
		5,027
Arizona – 4.1%
Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc., Project,
7.75%, 7/1/50(5)	2,000	80
Arizona State IDA Economic Development Revenue Bonds, Series A, Legacy Cares, Inc., Project,
5.50%, 7/1/31(5)	100	4
6.00%, 7/1/51(5)	400	16
Arizona State IDA Education Revenue Bonds, Pinecrest Academy of Northern,
4.50%, 7/15/29(1)	1,800	1,745
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Arizona – 4.1%continued
Glendale IDA Senior Living Facilities Revenue Bonds, Royal Oaks Inspirata Pointe Project,
5.00%, 5/15/56	$1,000	$970
Glendale Senior Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/29	3,325	3,707
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,415
Maricopa County IDA Exempt Facilities Revenue Bonds (AMT), Commercial Metals Company,
4.00%, 10/15/47	1,000	917
Phoenix IDA Hotel Senior Lien Revenue Bonds, Falcon Properties LLC Project,
4.00%, 12/1/51(1)	2,500	1,926
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
4.00%, 1/1/38	2,890	2,921
Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,
5.00%, 12/1/50	1,500	1,511
Tempe IDA Revenue Refunding Bonds, Friendship Village Project,
4.00%, 12/1/46	1,000	903
		16,115
Arkansas – 0.3%
Arkansas Development Finance Authority Environmental Revenue Bonds (AMT), Green Bonds,
5.45%, 9/1/52	1,000	1,048
California – 10.6%
Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,
5.25%, 3/1/36	1,020	1,025
California Community Housing Agency Essential Housing Revenue Bonds, Summit at Sausalito Apartments,
4.00%, 2/1/50(1)	1,000	799
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 182 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
California – 10.6%continued
California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,
5.00%, 8/1/49(1)	$2,000	$1,950
California Community Housing Agency Essential Housing Subordinate Revenue Bonds, Series A, Glendale Properties,
4.00%, 8/1/47	1,000	840
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Merced County Tobacco Funding,
5.00%, 6/1/50	500	507
California State Community College Financing Authority Student Housing Revenue Bonds, Series A, Napa Valley College Project,
5.75%, 7/1/60	2,000	2,081
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project ,
5.00%, 11/1/31	1,615	1,850
California State Municipal Finance Authority MFH Sustainability Revenue Bonds, Cityview,
4.00%, 11/1/36(1)	1,500	1,451
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	5,000	5,122
California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,
4.00%, 7/15/29	3,000	3,024
California State Municipal Finance Authority Special TRB, Community Facilities District No. 2021-11 Otay Ranch,
5.00%, 9/1/52	1,000	1,046
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,
5.00%, 7/1/52(1)	1,000	966
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
California – 10.6%continued
California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,
7.50%, 12/1/39(5) (6)	$2,941	$—
California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,
5.00%, 11/21/45	1,000	1,037
CSCDA College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,
5.25%, 7/1/49(7)	1,700	1,733
CSCDA Community Improvement Authority Essential Housing Mezzanine Revenue Bonds, Crescent West Hollywood,
5.50%, 7/1/59	1,000	912
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Altana Glendale Social Bonds,
4.00%, 10/1/56	1,000	824
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	448
CSCDA Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	519
5.00%, 11/1/41	1,000	1,015
CSCDA Special TRB, Community Facilities District No. 2016-02 Delta Coves,
4.00%, 9/1/50	1,000	950
CSCDA Special TRB, Delta Coves,
5.50%, 9/1/52	1,000	1,050
CSCDA Special TRB, Improvement Area No. 1,
4.00%, 9/1/51	1,000	950
CSCDA Statewide Revenue Special Assessment Bonds,
4.00%, 9/2/50	500	456
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  183 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
California – 10.6%continued
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	$750	$744
Ontario Special Tax Bonds, Tevelde Facilities,
4.00%, 9/1/51	1,000	932
River Islands PFA Special Tax Bonds, Community Facilities District No. 2003-1 Improvement Area No. 2,
5.00%, 9/1/31	300	323
5.50%, 9/1/37	1,000	1,065
River Islands PFA Special Tax Refunding Bonds, Phase 2 Public Improvement,
4.00%, 9/1/51	1,000	910
Roseville Special Tax Bonds, The Ranch at Sierra Vista Community,
4.00%, 9/1/51	1,500	1,400
Roseville Special Tax Bonds, The Ranch At Sierra Vista Community Facilities District No. 1 (Public Facilities),
4.00%, 9/1/50	150	142
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/42	800	850
Sacramento Special Tax Bonds, Railyards Community Facilities District No. 2018-01,
5.25%, 9/1/42	1,000	1,079
San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Series 2021,
4.00%, 9/1/51	1,000	946
San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Treasure Island, Series 2022,
4.00%, 9/1/52	1,000	914
San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds,
4.00%, 9/1/51	695	659
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
California – 10.6%continued
Santa Paula Special Tax Bonds, Harvest Community Facilities District No. 1 Improvement,
4.00%, 9/1/50	$1,000	$921
		41,440
Colorado – 2.3%
Cascade Ridge Metropolitan District G.O. Limited Bonds,
5.00%, 12/1/51	1,205	1,099
Chambers Highpoint Metropolitan District No. 2 G.O. Limited Bonds,
5.00%, 12/1/51	500	453
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,
5.00%, 11/1/54	1,500	1,500
Colorado State Health Facilities Authority Hospital Revenue and Improvement Refunding Bonds, Christian Living Neighborhoods,
4.00%, 1/1/42	1,000	910
Fiddler's Business Improvement District G.O. Unlimited Refunding Bonds,
5.55%, 12/1/47	1,000	1,039
Legato Community Authority Limited Tax Supported Revenue Bonds, Senior Series A-1,
5.00%, 12/1/51	750	678
Riverwalk Metropolitan District No. 2 Revenue Bonds, Series A,
4.50%, 12/1/32	1,465	1,386
Rudolph Farms Metropolitan District No. 6 Revenue Supported G.O. Limited Bonds,
6.50%, 6/1/52	500	508
Silver Peaks Metropolitan District No. 3 Senior Lien G.O. Limited Bonds, Series A,
5.00%, 12/1/50	500	469
Westerly Metropolitan District No. 4 Senior G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	901
		8,943
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 184 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Connecticut – 0.9%
Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure,
5.00%, 1/1/32	$3,385	$3,615
District of Columbia – 1.8%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/40	250	271
Washington Metropolitan Area Transit Authority Dedicated Second Lien Sustainable Revenue Bonds,
5.00%, 7/15/49	6,250	6,882
		7,153
Florida – 8.2%
Brevard County School Board Refunding COPS, Series A,
5.00%, 7/1/30	1,175	1,323
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	1,615	1,618
Capital Trust Agency Educational Facilities Revenue Bonds, New Springs, Inc., Project,
4.75%, 6/1/56	1,410	1,134
Capital Trust Agency Educational Facilities Revenue Bonds, Tallahassee Classical School,
4.25%, 7/1/51	2,500	1,931
Capital Trust Agency Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.50%, 6/1/57	1,000	1,004
Capital Trust Agency Revenue Bonds, Sustainability Bonds,
4.00%, 6/15/41	1,510	1,328
Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,
5.25%, 12/1/43(7)	3,000	3,078
Charlotte County IDA Utility System Revenue Bonds (AMT), Town & Country Utilities Project,
4.00%, 10/1/51	1,000	863
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Florida – 8.2%continued
Florida State Development Finance Corp. Educational Facilities Revenue Bonds, 2017 Foundation for Global Understanding, Inc., Project,
4.00%, 7/1/51	$750	$663
Florida State Development Finance Corp. Educational Facilities Revenue Refunding Bonds, Central Charter School Project,
5.00%, 8/15/32	410	415
5.25%, 8/15/37	690	695
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,
5.00%, 1/1/50(1)	1,000	903
Florida State Development Finance Corp. Senior Living Revenue Refunding Bonds, Glenridge on Palmer Ranch,
5.00%, 6/1/51	2,000	2,007
Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,
5.00%, 5/1/29	1,500	1,532
Lake County Retirement Facility Revenue Refunding Bonds, Lakeside at Waterman Village Project,
5.75%, 8/15/55	1,000	983
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point 2024B-1 (Temps-85),
4.75%, 11/15/29	1,000	1,007
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/46	2,275	2,527
Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,
5.50%, 12/1/49(1) (7)	1,500	1,275
Palm Beach County Revenue Bonds, Series A, Lynn University Housing Project,
5.00%, 6/1/57	1,500	1,401
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  185 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Florida – 8.2%continued
Pembroke Pines Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/33	$1,225	$1,340
Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,
5.00%, 7/1/39	2,000	2,037
Sterling Hill Community Development District Capital Improvement Special Assessment Bonds, Series B,
5.50%, 11/1/10(5)	143	66
Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,
5.00%, 1/1/47	1,000	976
Village Community Development District No. 13 Special Assessment Revenue Bonds,
3.50%, 5/1/51(1)	960	809
Village Community Development District No. 14 Revenue Special Assessment Bonds,
5.13%, 5/1/37	975	1,032
		31,947
Georgia – 2.8%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,
6.75%, 1/1/35(2) (5)	3,000	1,350
Georgia State Housing & Finance Authority Revenue Bonds, Series A,
5.00%, 12/1/42	1,250	1,362
La Grange Development Authority Revenue Refunding Bonds, La Grange College Project,
5.00%, 10/15/52	2,000	1,780
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C,
5.00%, 12/1/31(8) (9)	3,515	3,793
Oconee County IDA Taxable Revenue Bonds, Economic Development Project,
6.00%, 3/1/48	1,500	1,335
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Georgia – 2.8%continued
White County Development Authority Revenue Bonds, Truett McConnell University Project,
5.25%, 10/1/49	$1,500	$1,347
		10,967
Guam – 0.5%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F,
4.00%, 1/1/36	1,000	1,012
Guam Government Department of Education Revenue Refunding COPS, John F. Kennedy High School Refunding & Energy Efficiency Project,
5.00%, 2/1/40	1,000	1,006
		2,018
Idaho – 0.7%
Idaho State Housing & Finance Association Nonprofit Facilities Revenue Bonds, Series A, Future Public School Project,
4.00%, 5/1/52	3,410	2,805
Illinois – 3.1%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds,
5.75%, 4/1/48	1,000	1,115
Chicago Board of Education G.O. Unlimited Bonds, Series A,
5.50%, 12/1/31	1,000	1,105
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,
5.13%, 2/15/45(2) (5)	1,500	345
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/34	800	914
5.00%, 5/1/36	800	905
Illinois State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/29	2,000	2,118
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/42	1,650	1,726
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 186 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Illinois – 3.1%continued
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.00%, 1/1/40	$3,490	$3,560
Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,
5.00%, 1/1/45	250	250
		12,038
Indiana – 5.0%
Aurora School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 1/15/37	1,300	1,487
Goshen MFH Revenue Bonds, Green Oaks of Goshen Project, Housing Choice Voucher Program (HUD Sector 8 Program),
5.00%, 8/1/41(1)	1,000	868
Hamilton County Public Building Corp. Lease Rent Revenue Bonds,
5.00%, 7/10/40	1,900	2,138
Housing & Community Development Authority Multifamily Revenue Bonds, Series A, Vita of Marion Project,
5.25%, 4/1/41(10)	1,000	856
Indiana Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,
5.00%, 6/1/41	420	399
Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39(10)	3,800	1,881
Indiana State Finance Authority Health Facilities Revenue Bonds, Margaret Mary Health Project,
5.00%, 3/1/27	1,275	1,320
Indiana State Finance Authority Revenue Bonds, Kipp Indianapolis, Inc., Project,
5.00%, 7/1/55	510	511
Indiana State Finance Authority Sustainable Revenue Bonds, Series A,
5.00%, 2/1/31	1,955	2,226
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Indiana – 5.0%continued
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Metropolitan Thoroughfare District,
5.00%, 1/1/42	$1,500	$1,669
Noblesville Redevelopment Authority Refunding Revenue Bonds, Event Center Public Improvement (AGM State Intercept Program),
5.00%, 8/1/32	1,500	1,703
Northwest Allen School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 1/15/44	2,105	2,333
Valparaiso MFH Revenue Bonds, Green Oaks of Valparaiso Project,
5.38%, 12/1/41	1,500	1,252
Wayne Township School Building Corp. First Mortgage Revenue Refunding Bonds, Marion County (State Intercept Program),
5.00%, 1/15/28	900	972
		19,615
Iowa – 0.7%
Iowa State Finance Authority Senior Living Facilities Revenue Refunding Bonds, Sunrise Retirement Community Project,
5.00%, 9/1/51	1,000	803
Waterloo G.O. Unlimited Bonds, Series D,
4.50%, 6/1/27	1,700	1,748
		2,551
Kansas – 2.7%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
5.00%, 9/1/40	2,000	2,306
Leavenworth County Unified School District No. 458 G.O. Unlimited Bonds,
5.00%, 9/1/41	2,615	2,839
Prairie Village Special Obligation Tax Increment Tax Allocation Revenue Refunding Bonds, Meadowbrook TIF Project,
3.13%, 4/1/36	800	759
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  187 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Kansas – 2.7%continued
Shawnee Education Facilities Revenue Bonds, Maranatha Christian Academy Project, Series A,
5.00%, 8/1/56(1)	$2,000	$1,857
Wyandotte County and Kansas City Unified Government Special Obligation Revenue Refunding Bonds, Village East Project Areas 2B,
5.75%, 9/1/39	2,500	2,596
		10,357
Kentucky – 0.6%
Henderson Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.70%, 1/1/52	500	501
Kentucky State Property & Buildings Commission Revenue Bonds, Series C, Project No. 130,
5.00%, 11/1/31	1,525	1,730
		2,231
Louisiana – 1.4%
Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,
5.00%, 12/1/34	2,000	2,011
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	2,000	1,704
Louisiana Public Facilities Authority Revenue Bonds, Jefferson Rise Charter School Project,
6.25%, 6/1/52(1)	440	446
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(11)	50	52
Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,
6.35%, 7/1/40	1,000	1,112
		5,325
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Maryland – 0.6%
Baltimore Senior Lien Special Obligation Tax Allocation Refunding Bonds, Harbor Point Project,
3.63%, 6/1/46	$1,750	$1,511
Frederick County Subordinate Special Tax Obligation Revenue Bonds, Series C,
4.00%, 7/1/50	980	919
		2,430
Massachusetts – 2.7%
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	3,000	3,033
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Salem Community Corp.,
5.25%, 1/1/50	1,000	979
Massachusetts State Transportation Fund Revenue Bonds, Accelerated Bridge Program,
5.00%, 6/1/44	1,500	1,501
Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,
5.00%, 6/1/50	4,575	4,942
		10,455
Michigan – 1.6%
Detroit G.O. Unlimited Bonds, Series A, Social Bonds,
5.00%, 4/1/46	1,000	1,051
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
2.00%, 5/1/41	1,285	921
Kalamazoo County G.O. Limited Bonds,
2.13%, 5/1/42	1,000	717
Michigan Mathematics & Science Initiative Revenue Refunding Bonds,
4.00%, 1/1/51	1,000	866
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, Recycle,
4.00%, 10/1/26(8) (9)	500	503
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 188 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Michigan – 1.6%continued
Okemos Public School District G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 5/1/46	$1,150	$1,266
Tipton Academy Public School Academy Revenue Bonds,
4.00%, 6/1/51	965	743
		6,067
Minnesota – 2.4%
Apple Valley Senior Housing Revenue Bonds, Orchard Path Phase II Project,
4.00%, 9/1/61	500	419
Duluth EDA Revenue Refunding Bonds, Benedictine Health System,
4.00%, 7/1/41	550	473
Hennepin County G.O. Unlimited Bonds, Series B,
5.00%, 12/15/34	1,575	1,716
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/27	3,000	3,226
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/25	3,500	3,565
		9,399
Mississippi – 0.2%
Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,
6.00%, 10/1/40	1,000	930
Missouri – 1.4%
Camdenton Reorganized School District No. R-3 G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/35	2,000	2,270
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,
5.00%, 9/1/32	1,145	1,168
5.00%, 9/1/34	1,315	1,339
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Missouri – 1.4%continued
Plaza At Noah's Ark Community Improvement District Tax Increment & Improvement District Revenue Refunding Bonds,
3.00%, 5/1/30	$500	$475
3.13%, 5/1/35	400	356
		5,608
Nevada – 0.6%
Henderson Local Improvement District No. T-21 Special Assessment Bonds, Black Mountain,
4.00%, 9/1/51	495	443
Las Vegas Special Improvement District No. 616 and Special Improvement District No. 81 Special Assessment Bonds,
3.13%, 6/1/51	500	371
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,
4.00%, 6/1/49	510	433
Las Vegas Special Improvement District No. 815 Special Assessment Bonds,
5.00%, 12/1/49	245	242
Washoe County School District G.O. Limited Bonds, Series A,
5.00%, 6/1/38	760	881
		2,370
New Hampshire – 0.1%
National Finance Authority Revenue Refunding Bonds, Series B (AMT), Green Bonds,
3.75%, 7/2/40(1) (8) (9)	600	518
New Jersey – 2.9%
Monmouth County Improvement Authority Revenue Notes, Governmental Pooled Loan Project (County Gtd.),
4.00%, 3/14/25	1,000	1,004
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/48(7)	1,000	973
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  189 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
New Jersey – 2.9%continued
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	$2,000	$2,100
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series N-1 (NATL Insured),
5.50%, 9/1/27	2,615	2,832
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project,
5.63%, 11/15/30	2,000	2,013
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A,
4.00%, 6/15/41	1,000	1,018
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/33	1,500	1,583
		11,523
New Mexico – 0.3%
Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project,
4.00%, 9/1/40	1,000	996
New York – 4.9%
Build NYC Resource Corp. Revenue Bonds, Whin Music Community Charter School Project,
6.50%, 7/1/52	1,500	1,528
Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,
5.00%, 11/15/50	1,000	1,049
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,
4.00%, 11/15/45	1,000	990
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/26	3,065	3,205
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/30	1,500	1,694
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
New York – 4.9%continued
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	$1,705	$1,785
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals,
5.00%, 1/1/34	4,000	4,130
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.00%, 7/1/46	3,000	3,000
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport,
5.25%, 8/1/31	705	754
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
3.00%, 8/1/31	500	472
Western Regional Off-Track Betting Corp. Revenue Refunding Bonds,
4.13%, 12/1/41(1)	500	465
		19,072
North Carolina – 0.4%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/40	1,265	1,472
Ohio – 2.7%
Buckeye Tobacco Settlement Financing Authority Senior Revenue Refunding Bonds, Series B-2, Class 2,
5.00%, 6/1/55	3,000	2,822
Franklin County Health Care Facilities Revenue Refunding Bonds, Wesley Communities Obligated Group Project,
5.25%, 11/15/55	1,000	998
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 190 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Ohio – 2.7%continued
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),
5.00%, 7/1/49(1)	$2,000	$2,000
Ohio State Higher Educational Facility Revenue Refunding Bonds, Judson Obligated Group,
5.00%, 12/1/50	1,000	1,001
Ohio State Water Development Authority Water Pollution Control Revenue Refunding Bonds, Series B,
5.00%, 6/1/32	1,500	1,748
Port of Greater Cincinnati Development Authority Revenue Bonds,
4.25%, 12/1/50	2,085	1,925
		10,494
Oklahoma – 1.4%
Oklahoma State Facilities Capitol Improvement Authority Revenue Refunding Bonds, Series A,
5.00%, 7/1/30	1,575	1,778
Payne County EDA Educational Facilities Lease Revenue Bonds, Stillwater Public Schools Project (BAM Insured),
5.00%, 9/1/31	3,280	3,702
		5,480
Oregon – 1.0%
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series A (Moral Obligation Insured),
5.00%, 4/1/29	790	878
Oregon State G.O. Unlimited Bonds, Article XI-Q State Project,
5.00%, 5/1/40	2,800	3,205
		4,083
Pennsylvania – 0.9%
Allentown Neighborhood Improvement Zone Development Authority Tax Subordinate Revenue Bonds, City Center Project,
5.25%, 5/1/42	500	508
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Pennsylvania – 0.9%continued
Berks County Municipal Authority University Revenue Bonds, Alvernia University Project,
5.00%, 10/1/49	$1,000	$918
Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project,
5.00%, 12/1/39	755	762
Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne's Retirement Community, Inc., Project,
5.00%, 3/1/40	500	470
Philadelphia Authority For Industrial Development Charter School Revenue Refunding Bonds, Green Woods Charter School Project,
5.38%, 6/15/57	300	305
Philadelphia Authority For Industrial Development Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 3/15/45(2) (5)	950	570
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Prerefunded,
5.00%, 3/15/28(1) (11)	50	54
		3,587
Puerto Rico – 0.8%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series A-1, Restructured Bonds,
5.00%, 7/1/58	3,000	3,030
Rhode Island – 0.5%
Rhode Island Commerce Corp. Grant Anticipation Revenue GARVEE Bonds, Series B,
5.00%, 6/15/31	1,975	2,042
South Carolina – 1.3%
Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,
4.38%, 11/1/49	1,000	919
Hardeeville Assessment Revenue Special Assessment Bonds,
4.00%, 5/1/52	500	374
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  191 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
South Carolina – 1.3%continued
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, CR-087, Prerefunded,
5.00%, 8/15/26(11) (12)	$1,665	$1,738
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Novant Health Obligated Group,
5.50%, 11/1/46	1,000	1,147
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Polaris Tech Charter School Project,
5.13%, 6/15/42	1,000	998
		5,176
Tennessee – 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, Vanderbilt University Medical,
5.00%, 7/1/31	1,560	1,738
Texas – 8.3%
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/34(7)	1,000	1,014
Baytown Municipal Development District Revenue Bonds, Second Line Hotel,
5.00%, 10/1/50	500	414
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,457
5.00%, 12/1/45	2,000	1,898
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Aleon Renewable Metals LLC,
12.00%, 6/1/43(1)	1,000	1,023
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,
7.00%, 3/1/39(5) (10)	290	261
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Texas – 8.3%continued
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,
8.50%, 3/1/39(10)	$1,900	$1,710
Corpus Christi Certificates of Obligation G.O. Limited Bonds, Series A,
5.00%, 3/1/28	770	832
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 12/1/25(11)	1,000	1,027
Dallas Hotel Occupancy Tax Revenue Refunding Bonds,
5.00%, 8/15/25	1,330	1,353
Dumas Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.),
5.00%, 2/1/26	1,000	1,032
Edinburg Economic Development Corp. Sales TRB, Series A,
3.38%, 8/15/46	355	260
Harris County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/32	505	587
Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/35	1,000	1,058
5.00%, 12/1/36	1,000	1,055
Highland Park Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.),
5.25%, 2/15/26	1,145	1,186
Houston Airport System Revenue Bonds, United Airlines, Inc., Terminal (AMT),
4.00%, 7/15/41	1,000	983
La Porte Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/31	1,250	1,424
Mission Economic Development Corp. Senior Lien Revenue Refunding Bonds (AMT), Natgasoline,
4.63%, 10/1/31	2,000	2,008
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 192 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Texas – 8.3%continued
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue Refunding Bonds, Wichita Falls Retirement Foundation,
4.00%, 1/1/41	$1,270	$1,135
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, Series A, Blinn College Project,
5.00%, 7/1/57	1,000	799
North Texas State Municipal District Water System Revenue Refunding Bonds,
5.00%, 9/1/25	2,300	2,347
San Antonio Education Facilities Corp. Revenue Bonds, Series A, Hallmark University Project,
5.00%, 10/1/51	1,500	1,247
San Antonio Electric & Gas Revenue Refunding Bonds, Series B,
5.00%, 2/1/44	1,215	1,353
Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/26	1,000	1,033
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	4,000	4,001
		32,497
Utah – 1.5%
Downtown East Streetcar Sewer Public Infrastructure District Senior Lien G.O. Limited Bonds, Series A,
5.75%, 3/1/42	1,000	1,005
6.00%, 3/1/53	1,000	1,002
Lehi Sales TRB,
5.25%, 6/1/38	1,190	1,275
Utah Infrastructure Agency Telecommunications Revenue Bonds,
4.00%, 10/15/42	1,000	953
5.00%, 10/15/46	1,500	1,558
		5,793
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Virgin Islands, U.S. – 1.3%
Matching Fund Special Purpose Securitization Corp. Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	$5,000	$5,232
Virginia – 2.0%
Fairfax County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/26	3,000	3,155
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	269
5.00%, 7/1/45	2,515	2,269
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(8) (9)	1,000	1,000
West Falls Community Development Authority Revenue Bonds, Series A,
5.38%, 9/1/52	1,000	1,030
		7,723
Washington – 4.0%
Discovery Clean Water Alliance Sewer Revenue Bonds,
5.00%, 12/1/25	1,475	1,515
Snohomish County School District No. 15 Edmonds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/31	3,225	3,718
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 6/1/44	5,000	5,564
Washington State G.O. Unlimited Refunding Bonds, Series R-2024C,
5.00%, 8/1/26	1,625	1,704
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, The Hearthstone Project,
5.00%, 7/1/48(1)	525	424
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  193 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Washington – 4.0%continued
Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,
5.00%, 1/1/55	$2,000	$1,836
Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,
5.00%, 1/1/55	1,000	903
		15,664
West Virginia – 0.3%
South Charleston Special District Excise Tax Revenue Refunding Bonds, South Charleston Park Place,
4.50%, 6/1/50	1,500	1,169
Wisconsin – 4.3%
Gillett Solid Waste Disposal Revenue Bonds (AMT), North LLC Renewable,
5.50%, 12/1/32(1)	1,500	1,331
PFA Education Revenue Bonds, Guildford Preparatory Academy,
5.00%, 4/1/47(1)	500	455
5.00%, 4/1/57(1)	1,000	873
PFA Education Revenue Bonds, The Franklin School of Innovation,
5.00%, 1/1/42(1)	600	562
PFA Educational Facilities Revenue Bonds, Charter Day School, Inc., Project,
5.00%, 12/1/55	2,500	2,368
PFA Hotel Senior Lien Revenue Bonds, Grand Hyatt San Antonio Project,
5.00%, 2/1/52	1,000	1,033
PFA Retirement Facilities First Mortgage Revenue Bonds, Series A,
5.25%, 3/1/55(1)	1,000	973
PFA Revenue Bonds, Behavioral Hospital I,
7.50%, 7/1/59(1)	500	558
PFA Revenue Bonds, College Achieve Central Charter School,
5.00%, 6/15/51(1)	1,500	1,448
PFA Revenue Bonds, Roseman University, Prerefunded,
4.00%, 4/1/32(1) (11)	100	109
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%continued
Wisconsin – 4.3%continued
PFA Revenue Bonds, Series A, Viticus Group Project,
4.25%, 12/1/51(1)	$2,805	$2,367
PFA Revenue Refunding Bonds, Ultimate Medical Academy,
5.00%, 10/1/34	1,000	1,035
PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,
5.00%, 6/1/49	1,000	1,012
PFA Student Housing Sustainability Revenue Bonds, University of Hawaii Foundation Project,
4.00%, 7/1/61	500	421
PFA Student Housing Taxable Sustainability Revenue Bonds, University of Hawaii Foundation Project,
5.35%, 7/1/40	600	504
Racine Unified School District G.O. Unlimited Refunding Promissory Notes (BAM Insured),
5.00%, 4/1/34	1,000	1,136
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.40%, 8/15/29	500	500
		16,685
Wyoming – 0.7%
Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	3,000	2,835
Total Municipal Bonds
(Cost $402,323)		377,263

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(13) (14)	4,366,426	$4,366
Total Investment Companies
(Cost $4,366)		4,366

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 194 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Aleon Renewable Metals,
10.00%, 6/1/25(8) (9) (10)	$1,000	$1,007
Total Short-Term Investments
(Cost $980)		1,007

Total Investments – 98.3%
(Cost $409,406)		384,264
Other Assets less Liabilities – 1.7%		6,649
NET ASSETS – 100.0%		$390,913

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2024, the value of these securities amounted to approximately $29,242,000 or 7.5% of net assets.

(2)
Restricted security that has been deemed illiquid. At September 30, 2024, the value of these restricted illiquid securities amounted to approximately
$3,352,000 or 0.9% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center, 6.75%, 1/1/35	6/21/17	$2,917
Benloch Ranch Improvement Association No. 2, 10.00%, 12/1/51	3/22/22	977
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg, 5.13%, 2/15/45	9/9/19	1,480
Philadelphia Authority For Industrial Development Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 3/15/45	12/18/17	938
University of the Arts (The), 12.63%, 10/7/24	7/19/24	173
University of the Arts (The), 12.63%, 10/7/24	7/19/24	15

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(6)	Value rounds to less than one thousand.
(7)	Issuer has defaulted on terms of debt obligation.
(8)	Maturity date represents the puttable date.
(9)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2024 is disclosed.

(10)	Restricted security.
(11)	Maturity date represents the prerefunded date.
(12)	Security has converted to a fixed rate as of May 3, 2021, and will continue at a fixed rate going forward.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of September 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

EDA - Economic Development Authority

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDB - Industrial Development Board

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

NCCD - National Campus and Community Development Corporation

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SOFR - Secured Overnight Financing Rate

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  195 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD MUNICIPAL FUND continued	September 30, 2024 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds:
Consumer Services	$—	$468	$282	$750
Real Estate Owners & Developers	—	—	878	878
Total Corporate Bonds	—	468	1,160	1,628
Municipal Bonds(1)	—	377,263	—	377,263
Investment Companies	4,366	—	—	4,366
Short-Term Investments	—	1,007	—	1,007
Total Investments	$4,366	$378,738	$1,160	$384,264

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 196 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND	September 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.5%
Engineering & Construction – 0.1%
Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,203
Health Care Facilities & Services – 0.4%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	480
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,599
		5,079
Total Corporate Bonds
(Cost $6,850)		6,282

U.S. GOVERNMENT OBLIGATIONS – 0.6%
U.S. Treasury Notes – 0.6%
4.00%, 2/15/34	7,000	7,120
Total U.S. Government Obligations
(Cost $6,657)		7,120

MUNICIPAL BONDS – 95.9%
Alabama – 1.8%
Birmingham Waterworks Board Water Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/25(1)	2,000	2,008
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(2) (3)	5,000	5,058
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/29(2) (3)	7,500	7,558
Jefferson County Sewer Revenue Refunding Warrants,
5.00%, 10/1/38	1,325	1,479
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 2, Series B,
4.00%, 12/1/31(2) (3)	5,000	5,090
		21,193
Alaska – 0.9%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,296
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Alaska – 0.9%continued
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Prerefunded,
4.00%, 6/1/25(1)	$1,445	$1,455
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Unrefunded Balance,
4.00%, 6/1/36	3,555	3,567
		10,318
Arizona – 1.6%
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	315	317
4.00%, 7/1/41	800	787
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	982
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	1,879
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,576
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	182
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,529
Maricopa County Unified School District No. 69 Paradise Valley School Improvement Project 2015 G.O. Unlimited Bonds, Series C,
5.00%, 7/1/26	1,500	1,564
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	2,000	1,647
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  197 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Arizona – 1.6%continued
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	$2,000	$2,078
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,066
		18,607
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	4,000	3,406
2.25%, 2/1/41	1,485	1,084
		4,490
California – 3.7%
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,329
5.00%, 10/1/52	5,000	5,183
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(2) (3)	5,705	6,275
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(2) (3)	5,000	5,080
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,314	3,241
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	4,800	4,902
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
California – 3.7%continued
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 2.59%, 8/1/35(4)	$11,850	$13,691
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	613
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(2) (3)	1,445	1,629
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,473
		44,496
Colorado – 4.0%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(1)	225	238
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	5,020
Arvada Sales & Use TRB,
5.00%, 12/1/31	3,000	3,283
Colorado State COPS, Series A,
4.00%, 12/15/36	5,000	5,116
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,002
Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 5/15/32	2,000	2,304
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/32	10,000	11,122
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 198 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Colorado – 4.0%continued
5.50%, 11/15/35	$10,000	$11,609
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	3,000	3,098
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	2,833
Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/34	1,850	1,945
		47,570
Connecticut – 1.5%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/33	5,005	4,962
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A-3, Yale University,
2.95%, 7/1/27(2) (3)	3,000	3,013
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 9/1/31	1,000	1,001
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	8,459
		17,435
District of Columbia – 1.5%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/30	7,500	8,174
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	2,754
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/43	2,000	2,063
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
District Of Columbia – 1.5%continued
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	$3,000	$3,129
5.00%, 7/1/43	2,000	2,071
		18,191
Florida – 7.5%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,554
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	3,000	3,125
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B, Prerefunded,
4.00%, 7/1/26(1)	6,500	6,666
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/26	2,095	2,129
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Florida Passenger Rail Project (AMT),
5.00%, 7/1/41	2,000	2,060
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,000	1,038
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,501
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, Prerefunded,
5.00%, 10/1/24(1)	4,000	4,000
JEA Electric System Revenue Refunding Bonds, Series Three 2024-A (AGC Insured),
5.00%, 10/1/32	2,685	3,103
JEA Water and Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	14,960	15,862
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  199 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Florida – 7.5%continued
Lee County Transportation Facilities Revenue Refunding Bonds,
10/1/27(5)	$1,600	$1,706
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,321
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	651
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	4,000	4,136
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/46	6,800	7,552
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),
4.00%, 10/1/45	2,325	2,253
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	11,430	9,290
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,557
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(2) (3)	1,000	890
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	625	656
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,289
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	4,000	3,903
South Florida Water Management District Refunding COPS,
5.00%, 10/1/36	4,000	4,100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Florida – 7.5%continued
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	$2,500	$2,894
		89,236
Georgia – 2.3%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,
5.00%, 7/1/37	5,000	5,434
Burke County Development Authority PCR Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	650	547
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,291
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	9,700	9,552
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 3/1/30(2) (3)	5,000	5,413
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,525
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	2,100	2,207
		26,969
Hawaii – 2.3%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/43	5,000	5,148
Hawaii State Department of Budget & Finance Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group,
5.00%, 7/1/25	2,445	2,479
5.00%, 7/1/26	2,510	2,607
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	4,913
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 200 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Hawaii – 2.3%continued
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior First Bond Resolution,
5.00%, 7/1/27	$11,755	$11,948
		27,095
Illinois – 5.7%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,453
Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/33	5,460	5,911
Chicago O'Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,022
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	1,220	1,306
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	2,425	1,858
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,278
5.25%, 11/15/35	5,000	5,293
Cook Kane Lake & Mc Henry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	5,000	5,210
Illinois Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/31	4,150	4,743
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,076
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	2,020
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Illinois – 5.7%continued
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	$1,955	$1,970
Illinois State Financing Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/27	300	314
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/34	2,700	3,086
5.00%, 5/1/36	2,500	2,826
Illinois State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/29	3,425	3,628
Illinois State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/25	4,000	4,030
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/1/41	2,825	3,185
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	1,781
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,049
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	1,765	1,564
Peoria G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/36	500	555
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),
5.75%, 6/1/33	2,000	2,307
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/49	1,000	1,068
		67,533
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  201 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Indiana – 1.8%
Hamilton County Public Building Corporation Lease Rental Revenue Bonds,
5.00%, 7/10/41	$3,910	$4,370
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	5,000	5,000
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	6,500	6,548
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
7/15/38(5)	2,440	2,756
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	1,025	1,089
South Bend Community School Corp. G.O. Limited Bonds (State Intercept Program),
4.00%, 1/15/26	1,375	1,398
		21,161
Iowa – 0.2%
Pefa, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(2) (3)	2,500	2,571
Kansas – 0.3%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
5.00%, 9/1/41	2,000	2,294
Leavenworth County Unified School District No. 458 G.O. Unlimited Bonds,
5.50%, 9/1/35	670	764
		3,058
Kentucky – 4.9%
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	4,467
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Kentucky – 4.9%continued
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	$5,000	$5,022
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	4,010
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	750	806
5.00%, 8/1/35	550	589
5.00%, 8/1/36	750	801
Kentucky State Property and Buildings Commission Revenue Bonds, Project No.130, Series A,
5.00%, 11/1/30	2,425	2,730
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1,
5.25%, 2/1/32(2) (3)	9,000	10,002
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B,
5.00%, 8/1/32(2) (3)	9,535	10,426
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
4.00%, 10/1/36	1,315	1,316
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,344
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	14,500	11,988
Oldham School District Finance Corp. Revenue Refunding Bonds (BAM Insured),
5.00%, 8/1/31	2,170	2,443
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 202 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Kentucky – 4.9%continued
Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas and Electric Co.,
1.30%, 9/1/27(2) (3)	$1,000	$921
		57,865
Louisiana – 1.6%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(2) (3)	2,500	2,257
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,500	6,390
Louisiana Public Facilities Authority Revenue Bonds, Department of Public Safety Crime (AGC Insured),
5.00%, 8/1/43	795	883
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	2,954
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	4,000	4,157
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,571
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(2) (3)	1,000	980
		19,192
Maine – 0.3%
Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,
5.00%, 6/15/35	3,730	4,072
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Maryland – 2.4%
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	$10,000	$9,934
3.00%, 10/1/32	5,000	4,928
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	5,000	4,592
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	5,151
Washington Suburban Sanitary District Revenue Bonds (County Gtd.),
4.00%, 12/1/32	4,205	4,485
		29,090
Massachusetts – 1.9%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	3,000	2,632
Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/40	4,000	4,639
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	1,746
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	531
Massachusetts State G.O. Limited Refunding Bonds, Series C,
5.00%, 9/1/31	2,045	2,361
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/30	3,000	3,248
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/39	5,000	5,176
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  203 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Massachusetts – 1.9%continued
Massachusetts State Transportation Fund Revenue Bonds, Accelerated Bridge Program,
5.00%, 6/1/44	$2,540	$2,542
		22,875
Michigan – 2.1%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,597
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/27	400	409
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	1,727
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	1,175	1,108
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,
4.00%, 2/1/42	745	645
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont Spectrum Consolidation,
5.00%, 4/15/27	3,175	3,365
Michigan State Finance Authority Variable Revenue Refunding Bonds, McLaren Healthcare,
1.20%, 4/13/28(2) (3)	1,250	1,143
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	635	622
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.00%, 12/1/37	2,505	2,527
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,635	1,727
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Michigan – 2.1%continued
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	$9,690	$9,876
		24,746
Minnesota – 1.3%
Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding Bonds, Allina Health System,
5.00%, 11/15/26	2,000	2,093
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(2) (3)	10,000	10,135
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/25	3,000	3,056
		15,284
Mississippi – 0.0%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	661
Missouri – 1.3%
Joplin Schools G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.00%, 3/1/30	1,215	1,274
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, IATAN 2 Project,
5.00%, 1/1/33	1,400	1,610
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,506
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	2,710	3,129
Saint Charles County Public Water Supply District No. 2 COPS,
5.25%, 12/1/46	5,000	5,589
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 204 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Missouri – 1.3%continued
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(6)	$2,100	$1,942
		15,050
Nebraska – 1.1%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	3,827
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/41	8,125	9,197
		13,024
Nevada – 1.5%
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,265
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/26	5,000	5,205
Reno-Tahoe Airport Authority Revenue Bonds (AMT), Taho International Airport,
5.00%, 7/1/31	850	928
5.00%, 7/1/32	1,000	1,096
Washoe County Gas & Water Facilities Variable Revenue Refunding Bonds, Sierra Pacific Power Company,
3.63%, 10/1/29(2) (3)	4,000	4,031
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	5,883
		18,408
New Hampshire – 0.4%
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bond, Southern New Hampshire University Issue,
5.00%, 1/1/31	1,090	1,226
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
New Hampshire – 0.4%continued
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/30	$1,070	$1,192
5.00%, 1/1/32	835	950
New Hampshire State Health and Educational Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/33	1,245	1,432
		4,800
New Jersey – 0.5%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	2,500	2,670
Passaic Valley Sewage Commissioners Revenue Refunding Bonds, Series J (AGM Insured),
3.00%, 12/1/27	2,870	2,887
		5,557
New Mexico – 0.3%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	1,300	1,370
Central New Mexico Community College G.O. Limited Bonds, Series A,
4.00%, 8/15/28	2,100	2,192
		3,562
New York – 14.6%
Metropolitan Transportation Authority Dedicated Tax Fund Sustainable Special Tax Bonds, Series A,
5.00%, 11/15/49	9,200	10,134
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(2) (3)	4,000	3,991
New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds,
2.75%, 11/1/33	2,870	2,638
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  205 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
New York – 14.6%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,
5.00%, 6/15/49	$3,865	$4,113
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	5,277
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	3,592
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	4,765	4,834
5.00%, 6/15/39	8,000	8,090
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,158
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-2,
5.00%, 5/1/36	1,575	1,677
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,116
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/44	2,500	2,738
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	2,100	2,210
New York City Transitional Financing Authority Future Tax Subordinate Revenue Refunding Bonds,
5.00%, 11/1/27	1,850	1,991
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
New York – 14.6%continued
New York G.O. Unlimited Bonds, Series C, Subseries C1,
5.00%, 9/1/41	$4,000	$4,540
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	10,676
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	2,959
5.00%, 3/1/37	3,700	3,926
New York G.O. Unlimited Bonds, Series H, Unrefunded Balance,
5.00%, 8/1/30	5	5
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/45	5,000	5,236
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/25	5,135	5,226
New York G.O. Unlimited Refunding Bonds, Subseries F-1,
5.00%, 8/1/25	1,000	1,018
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	1,460	1,522
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	722
5.00%, 10/8/32	575	623
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	3,869
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/27	1,650	1,753
5.25%, 3/15/39	2,000	2,151
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 206 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
New York – 14.6%continued
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	$3,000	$2,942
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,059
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series K-2 (SonyMA Insured),
1.00%, 11/1/26(2) (3)	4,405	4,180
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	2,375	2,293
New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMA Insured),
0.65%, 11/1/25(2) (3)	2,315	2,254
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(2) (3)	8,000	7,524
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	2,708
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	5,000	4,292
New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),
2.75%, 4/1/35	3,150	2,843
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	2,544
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
New York – 14.6%continued
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
4.00%, 12/1/42	$500	$482
5.00%, 12/1/42	255	267
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	350	379
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	608
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	5,335
5.00%, 3/15/40	2,500	2,649
Port Authority of New York & New Jersey Consolidated Revenue Bonds, 185th Series (AMT),
5.00%, 9/1/26	1,130	1,131
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,118
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/34	1,500	1,193
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	12,550	10,518
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels,
5.00%, 5/15/47	5,000	5,441
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  207 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
New York – 14.6%continued
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1,
5.00%, 5/15/51	$4,805	$5,153
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute,
5.00%, 9/1/38	1,300	1,413
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,556
		173,672
North Carolina – 1.8%
Charlotte Water & Sewer System Revenue Refunding Bonds,
4.00%, 7/1/36	6,790	6,823
Charlotte Water and Sewer System Revenue Bonds,
5.00%, 7/1/31	875	1,010
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,
5.00%, 1/15/35	5,000	5,381
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(2) (3)	4,500	4,151
Raleigh Limited Obligation Refunding Bonds,
5.00%, 10/1/31	3,950	4,543
		21,908
Ohio – 3.0%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,342
Franklin County Convention Facilities Authority Revenue Refunding Bonds,
12/1/34(5)	10,600	12,470
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/32	4,575	5,071
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Ohio – 3.0%continued
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/39	$600	$644
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	108
4.00%, 12/1/35	300	302
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,455
Ohio State Water Development Authority Revenue Sustainable Bonds, Series A,
5.00%, 12/1/41	12,000	13,806
		35,198
Oklahoma – 0.6%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	3,925	4,047
Oklahoma State Capitol Improvement Authority Facilities Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	1,025	1,140
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/30	1,500	1,690
		6,877
Oregon – 0.6%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,690
Lane County Eugene School District No.4J G.O. Unlimited Bonds, (School Board Guaranty Program),
4.00%, 6/15/35	475	491
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
2.50%, 8/15/35	2,500	2,107
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,155
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 208 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Oregon – 0.6%continued
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project,
4.00%, 5/15/30	$190	$188
4.00%, 5/15/31	200	197
4.00%, 5/15/32	160	157
		6,985
Pennsylvania – 2.2%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,012
5.00%, 6/1/26	1,500	1,554
Pennsylvania State G.O. Unlimited Bonds, First Series of 2020,
5.00%, 5/1/26	1,450	1,506
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	5,000	5,199
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	2,420	2,101
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	2,023
Pennsylvania State Turnpike Commission Revenue Bonds, Series A, Unrefunded Balance,
5.00%, 12/1/38	3,565	3,574
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	5,000	5,369
Pennsylvania State Turnpike Commission Revenue, Series A, Prerefunded,
5.00%, 12/1/38(1)	1,435	1,439
Philadelphia Gas Works Revenue Refunding Bonds, 1998 General Ordinance,
5.00%, 8/1/32	2,485	2,837
		26,614
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	$1,535	$1,575
South Carolina – 1.6%
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/26	1,125	1,185
Greenville County School District Installment Purchase Revenue Refunding Bonds, South Carolina Project,
5.00%, 12/1/25	1,565	1,606
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(2) (3)	10,000	10,996
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	4,625	4,646
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	506
		18,939
Tennessee – 1.3%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,006
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/31	1,000	1,132
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, The Vanderbilt University,
5.00%, 10/1/49	1,000	1,114
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(2) (3)	10,000	10,174
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  209 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Tennessee – 1.3%continued
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(2) (3)	$2,500	$2,514
		15,940
Texas – 6.8%
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	788
Dallas County Community College District G.O. Limited Bonds,
5.00%, 2/15/36	1,000	1,016
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,075	1,102
5.00%, 11/1/26	500	526
El Paso Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/15/39	2,630	2,656
Forney Independent School District G.O. Unlimited Refunding CABS, Series C,
0.00%, 8/15/39(6)	1,000	537
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	5,936
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Memorial Hermann Health System,
5.00%, 7/1/29(2) (3)	7,290	7,958
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/28	2,500	2,629
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series, Escrowed to Maturity (AGM Insured),
4.75%, 1/1/28	1,125	1,163
Lower Colorado River Authority Revenue Bonds,
5.00%, 5/15/32	630	720
Mansfield Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/35	2,435	2,451
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Texas – 6.8%continued
Mc Kinney G.O. Limited Bonds,
5.00%, 8/15/32	$2,010	$2,046
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	6,860	7,066
5.00%, 1/1/38	3,000	3,162
5.00%, 1/1/39	5,000	5,251
North Texas Tollway Authority Revenue Refunding Bonds, Series A, Second Tier,
5.00%, 1/1/34	2,550	2,559
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	1,765
Pasadena Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/27	1,250	1,324
Port Houston Authority First Lien Revenue Bonds,
5.00%, 10/1/25	475	486
San Antonio Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/1/30	2,820	2,993
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.75%, 12/1/25(2) (3)	1,000	978
San Antonio Electric and Gas Junior Lien Revenue Refunding Bonds,
5.00%, 2/1/35	1,640	1,799
San Antonio Water System Junior Lien Revenue Refunding Bonds, Series C,
5.00%, 5/15/35	3,500	3,636
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/31	1,000	1,133
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,681
Texas State G.O. Unlimited Refunding Bonds,
10/1/27(5)	9,270	9,971
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 210 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Texas – 6.8%continued
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	$1,000	$808
Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(2) (3)	5,000	4,766
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
3.25%, 8/15/41(3)	1,750	1,727
		80,633
Utah – 0.6%
Salt Lake City International Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/46	5,000	5,260
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(1)	2,000	2,028
		7,288
Virginia – 0.8%
Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	1,905	1,846
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(2) (3)	4,425	4,884
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	744
Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA, FNMA, FHLMC Insured),
1.95%, 12/1/32	1,440	1,208
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,480
		10,162
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Washington – 5.0%
King County G.O. Limited Refunding Bonds, Series E,
5.00%, 12/1/27	$1,200	$1,232
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	10,503
Pierce County School District No. 403 Bethel G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/36	1,750	1,894
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	1,899
Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/32	2,870	3,309
Spokane County School District No. 81 G.O. Unlimited Bonds (School Board Guaranty Program),
4.50%, 12/1/33	11,540	11,566
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,043
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/33	1,000	1,006
5.00%, 8/1/36	2,500	2,583
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	5,000	5,352
Washington State G.O. Unlimited Refunding Bonds, Series R-2017A,
5.00%, 8/1/29	2,895	3,018
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,245
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 1,
4.00%, 7/1/26	6,720	6,917
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	3,000	3,139
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  211 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%continued
Washington – 5.0%continued
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series D,
5.00%, 2/1/31	$1,930	$2,073
		59,779
Wisconsin – 1.8%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	3,425	3,879
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	2,000	1,626
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/32	2,500	2,859
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	3,019
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	698
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,084
4.00%, 4/1/39	5,000	5,038
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	165	141
		21,344
Wyoming – 0.0%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	200	205
4.00%, 5/1/38	425	430
		635
Total Municipal Bonds
(Cost $1,184,064)		1,141,658

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(7) (8)	14,568,517	$14,569
Total Investment Companies
(Cost $14,569)		14,569

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.2%
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(2) (3)	$2,500	$2,451
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,
4.00%, 6/1/25(2) (3)	15,000	15,056
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(2) (3)	7,000	6,963
Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),
0.68%, 8/15/25(2) (3)	240	235
Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.50%, 11/1/24(2) (3)	1,325	1,320
Total Short-Term Investments
(Cost $26,141)		26,025

Total Investments – 100.4%
(Cost $1,238,281)		1,195,654
Liabilities less Other Assets – (0.4%)		(4,978)
NET ASSETS – 100.0%		$1,190,676

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2024 is disclosed.

(4)	Step coupon bond. Rate as of September 30, 2024 is disclosed.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2024.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 212 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
(8)	7-day current yield as of September 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$6,282	$—	$6,282
U.S. Government Obligations	—	7,120	—	7,120
Municipal Bonds(1)	—	1,141,658	—	1,141,658
Investment Companies	14,569	—	—	14,569
Short-Term Investments	—	26,025	—	26,025
Total Investments	$14,569	$1,181,085	$—	$1,195,654

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  213 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 0.5%
U.S. Treasury Notes – 0.5%
4.00%, 1/31/31	$1,708	$1,742
Total U.S. Government Obligations
(Cost $1,686)		1,742

MUNICIPAL BONDS – 95.5%
Alabama – 5.4%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 6/1/25	470	471
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	440	445
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2)	2,500	2,523
Black Belt Energy Gas District Revenue Bonds, Series C-1,
5.25%, 6/1/29(1) (2)	3,000	3,218
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 6/1/28(1) (2)	8,000	8,386
Limestone County Water & Sewer Authority Water Revenue Refunding Bonds (BAM Insured), Prerefunded,
5.00%, 12/1/26(3)	3,000	3,158
South East Alabama State Gas Supply District Revenue Refunding Bonds, Series B, Project No. 2,
5.00%, 5/1/32(1) (2)	2,500	2,747
		20,948
Arizona – 1.4%
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	2,575	2,649
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/33	2,700	2,882
		5,531
Arkansas – 0.3%
Bryant School District No. 25 G.O. Limited Refunding Bonds (State Aid Withholding),
1.00%, 2/1/25	1,070	1,057
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
California – 3.3%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	$1,125	$1,144
4.00%, 8/1/31(1) (2)	3,150	3,248
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bonds, Series A-1,
4.00%, 2/1/25	1,000	1,000
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 10/1/26	630	644
5.00%, 10/1/27	675	698
5.00%, 10/1/28	475	497
5.00%, 10/1/29	650	685
Glendale Community College District G.O. Unlimited Bonds, Series A, Election of 2016, Prerefunded,
5.00%, 8/1/27(3)	1,750	1,887
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	809
4.00%, 8/1/28	935	987
Los Angeles County Development Authority MFH Variable Revenue Bonds, West Los Angeles VA Campus (HUD Sector 8 Program),
3.38%, 7/1/26(1) (2)	1,000	1,006
		12,605
Colorado – 5.1%
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	3,825	4,126
Colorado Springs Utilities Revenue Refunding Bonds, Series A,
5.00%, 11/15/40	200	203
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Prerefunded,
5.00%, 3/1/27(3)	1,000	1,061
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 214 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
Colorado – 5.1%continued
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2)	$3,000	$3,065
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 12/1/29	3,900	4,301
Colorado State Health Facilities Authority Variable Revenue Bonds, Adventhealth Obligated Group,
5.00%, 11/15/29(1) (2)	3,660	4,032
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Prerefunded,
5.00%, 11/19/26(2) (3)	95	100
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Unrefunded Balance,
5.00%, 11/19/26(1) (2)	905	946
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/29	1,500	1,682
		19,516
Connecticut – 0.3%
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,041
District of Columbia – 1.4%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/26	5,405	5,406
Florida – 4.1%
Collier County IDA Revenue Bonds, NCH Healthcare System Projects,
5.00%, 10/1/31(1) (2)	2,000	2,207
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/26	1,750	1,824
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,330
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
Florida – 4.1%continued
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	$1,950	$2,033
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Trains Florida LLC Issue (AMT),
5.00%, 7/1/34	1,000	1,058
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,000	3,158
Saint Johns County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/31	1,270	1,446
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/32	535	624
		15,680
Georgia – 3.4%
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/26	1,000	1,055
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/26	1,050	1,108
Franklin County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/27	1,750	1,856
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/25	1,625	1,648
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	3,125	3,077
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C,
5.00%, 12/1/31(1) (2)	2,715	2,930
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	1,535	1,554
		13,228
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  215 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
Hawaii – 0.2%
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	$725	$757
Illinois – 3.8%
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	3,640	3,896
Illinois State G.O. Unlimited Refunding Bonds,
2/1/27(4)	2,100	2,204
Illinois State Financing Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/26	300	308
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/27	1,500	1,583
5.00%, 10/1/29	3,000	3,295
Illinois State HDA Multifamily Sustainability Revenue Bonds, Series B (FHA Insured, HUD Sector 8 Program),
2.85%, 11/1/25	3,000	2,988
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/27	180	188
5.00%, 1/1/33	260	295
		14,757
Indiana – 2.5%
Greater Clark County School Building Corp. Revenue Refunding Bonds, Series A (State Intercept Program),
5.00%, 7/15/32	1,100	1,263
Hamilton Heights School Building Corp. Revenue Bonds (State Intercept Program),
1/15/26(4)	585	601
MSD of Washington Township School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 7/15/35	1,090	1,179
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
Indiana – 2.5%continued
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 1/15/27	$1,100	$1,160
5.00%, 7/15/27	1,075	1,146
MSD of Washington Township School Building Corp. Revenue Bonds, 2020 Refferendum Projects (State Intercept Program),
5.00%, 1/15/26	2,040	2,099
5.00%, 7/15/27	2,195	2,340
		9,788
Iowa – 0.9%
Ankeny Community School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,815	1,839
Waterloo G.O. Unlimited Bonds, Series D,
4.50%, 6/1/27	1,700	1,748
		3,587
Kansas – 1.2%
Kansas Department of Transportation Highway Revenue Bonds,
5.00%, 9/1/33	2,240	2,279
Scott County Unified School District No. 466 G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 9/1/25(3)	1,000	1,020
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,185
		4,484
Kentucky – 0.8%
Louisville Regional Airport Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 7/1/25	2,990	2,994
Louisiana – 1.1%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Escrowed to Maturity,
5.00%, 4/1/26	270	278
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 216 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
Louisiana – 1.1%continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/26	$1,500	$1,561
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	2,546
		4,385
Maine – 0.7%
Maine State Governmental Facilities Authority Revenue Bonds, Series A,
4.00%, 10/1/33	2,640	2,714
Maryland – 1.5%
Maryland State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/26	2,435	2,550
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/29	2,925	3,038
		5,588
Massachusetts – 4.5%
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/27	2,000	2,153
Massachusetts State G.O. Limited Bonds, Series C,
5.00%, 5/1/30	595	675
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 9/1/27	5,000	5,378
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/26	1,040	1,087
Massachusetts State Housing Finance Agency Sustainability Revenue Bonds, Series A-2 (HUD Sector 8 Program),
0.45%, 12/1/24	725	721
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
Massachusetts – 4.5%continued
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series C, Green Bonds, Escrowed to Maturity,
5.00%, 8/1/25	$165	$168
MWRA General Revenue Refunding Bonds, Series C, Green Bonds, Prerefunded,
5.00%, 8/1/26(3)	2,340	2,454
5.00%, 8/1/26(3)	1,000	1,049
University Of Massachusetts Building Authority Revenue Refunding Bonds, Series 2,
5.00%, 11/1/29	3,370	3,450
		17,135
Michigan – 1.2%
Michigan State Finance Authority Revenue Refunding Bonds, Henry Ford Health System,
5.00%, 11/15/29	3,840	3,996
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.38%, 10/1/26	465	468
		4,464
Minnesota – 2.4%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	2,000	2,027
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	1,020	1,095
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 8/1/32	5,040	5,909
		9,031
Missouri – 1.2%
Kansas City IDA Airport Special Obligation Revenue Bonds (AMT), Kansas City International,
5.00%, 3/1/25	1,040	1,046
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  217 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
Missouri – 1.2%continued
Missouri State Health & Educational Facilities Authority Health Variable Revenue Refunding Bonds, Series B, BJC Health System,
4.00%, 5/1/26(1) (2)	$1,500	$1,526
Saint Joseph School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/31	2,000	2,173
		4,745
Nevada – 1.6%
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
5.00%, 6/15/27	1,000	1,067
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
4.00%, 6/15/32	3,000	3,131
Washoe County Water Facilities Variable Revenue Refunding Bonds, Sierra Pacific Power Company,
3.63%, 10/1/29(1) (2)	2,000	2,016
		6,214
New Hampshire – 0.3%
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/34	1,000	1,162
New Jersey – 1.9%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/26	1,200	1,177
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	3,000	3,149
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	2,933
		7,259
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
New York – 11.6%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series A,
5.00%, 11/15/31	$2,000	$2,266
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries F-1,
5.00%, 5/1/31	1,000	1,050
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,076
New York G.O. Limited Bonds, Series F-4, Fiscal 2015,
5.00%, 12/1/25(1) (2)	3,750	3,798
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	633
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	1,795	1,922
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Pace University,
5.25%, 5/1/31	400	446
5.25%, 5/1/32	600	677
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E,
5.00%, 3/15/32	5,000	5,088
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	3,160	3,051
New York State Housing Finance Agency Affordable Housing Sustainability Variable Revenue Bonds, Series B (SonyMA Insured, HUD Sector 8 Program),
3.60%, 5/1/27(1) (2)	1,500	1,506
New York State Housing Finance Agency Affordable Housing Variable Revenue Bonds, Series F, Sustainability Bonds (SonyMA, FHA Insured),
3.85%, 5/1/27(1) (2)	4,000	4,002
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 218 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
New York – 11.6%continued
New York State Housing Finance Agency Revenue Bonds, Series E, Sustainability Bonds,
1.10%, 5/1/26	$2,500	$2,384
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,799
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 1,
5.00%, 3/15/29	5,000	5,538
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax, Escrowed to Maturity,
5.00%, 9/15/28	5,000	5,527
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/25	525	539
5.00%, 11/15/27	1,700	1,836
Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,
5.00%, 12/15/27	1,450	1,490
		44,628
North Carolina – 0.6%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/30	225	256
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/26	2,115	2,211
		2,467
Ohio – 3.7%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/26	1,120	1,151
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/33	870	950
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
Ohio – 3.7%continued
Ohio State Air Quality Development Authority Revenue Bonds, American Electric Power Company Project,
5/1/26(4)	$1,075	$1,075
Ohio State G.O. Unlimited Refunding Bonds, Series A, Conservation Project,
5.00%, 3/1/32	1,500	1,744
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	5,278
Ohio State Turnpike Commission Subordinate Revenue Bonds,
5.00%, 2/15/32	3,860	4,124
		14,322
Oklahoma – 4.9%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,019
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	4,175	4,304
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
4.00%, 7/1/27	4,275	4,441
Oklahoma State Capitol Improvement Authority Facilities Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,985	4,251
Tulsa G.O. Unlimited Bonds, Series C,
10/1/28(4)	4,865	4,876
		18,891
Oregon – 2.3%
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	1,000	1,067
Oregon State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/33	1,450	1,474
Portland G.O. Limited Bonds, Series A, Transportation Projects,
5.00%, 10/1/27	1,730	1,862
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  219 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
Oregon – 2.3%continued
Portland Water System Second Lien Revenue Refunding Bonds,
5.00%, 10/1/27	$1,640	$1,641
Washington County School District No. 48J Beaverton G.O. Convertible CABS (School Board Guaranty Program),
5.00%, 6/15/35	2,500	2,645
		8,689
Pennsylvania – 2.4%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,093
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	425	437
5.00%, 12/1/26	275	290
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Subseries B-2,
5.00%, 6/1/32	1,875	1,967
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, Series 2017-3,
5.00%, 12/1/30	860	912
Philadelphia Refunding Bonds,
5.00%, 8/1/26	3,535	3,687
		9,386
Texas – 13.6%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/26	1,000	1,054
Bexar County Certificates of Obligation G.O. Limited Bonds,
5.00%, 6/15/30	1,000	1,126
5.00%, 6/15/31	1,250	1,426
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/26	1,125	1,172
Central Regional Mobility Authority Senior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/25(3)	1,215	1,233
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
Texas – 13.6%continued
Central Regional Mobility Authority Subordinate Revenue BANS, Series F,
5.00%, 1/1/25	$2,000	$2,004
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/32	3,395	3,755
Dallas County Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/25	1,615	1,646
Fort Bend County G.O. Limited Refunding Bonds, Series B,
4.00%, 3/1/30	3,900	3,915
Grand Prairie Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/33	5,420	5,430
Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/26	1,105	1,155
Harris County Toll Road First Lien Revenue Refunding Bonds, Series A,
5.00%, 8/15/31	1,635	1,873
Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/32	1,575	1,777
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	843
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/31	595	674
Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds (PSF, Gtd.), Escrowed to Maturity,
5.00%, 2/15/27	1,000	1,059
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2)	3,500	3,283
2.00%, 12/1/27(1) (2)	3,150	2,989
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 220 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
Texas – 13.6%continued
Tarrant Regional Water District Transmission Facility Contract Revenue Bonds, Series A, City of Dallas Project,
4.00%, 9/1/31	$1,370	$1,456
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	2,135	2,154
Texas State G.O. Unlimited Refunding Bonds, Transportation Commission Mobility Fund,
5.00%, 10/1/29	5,000	5,109
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,448
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/26	2,110	2,217
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/30	1,000	1,135
Trinity River Authority Regional Wastewater System Revenue Refunding Bonds,
5.00%, 8/1/32	1,000	1,057
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/32	1,000	1,111
		52,101
Utah – 2.0%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,095
Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 2/1/28	1,685	1,824
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(3)	1,735	1,760
		7,679
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.5%continued
Virginia – 0.1%
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College and Equipment Programs, Series B,
4.00%, 2/1/29	$275	$278
Washington – 2.6%
Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,000	1,014
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bonds, Prerefunded,
5.00%, 11/1/25(3)	1,000	1,025
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	651
Port of Seattle Revenue Refunding Bonds, Series B,
5.00%, 3/1/31	2,800	2,805
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,502
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	2,000	2,093
		10,090
Wisconsin – 1.2%
Waushara County G.O. Unlimited Bonds, Series B,
5.50%, 6/1/31	450	521
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	4,164
		4,685
Total Municipal Bonds
(Cost $370,313)		367,292

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  221 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(5) (6)	5,049,301	$5,049
Total Investment Companies
(Cost $5,049)		5,049

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.9%
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(1) (2)	$1,000	$1,006
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2)	1,135	1,112
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2)	2,000	1,961
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2)	5,000	5,001
Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,
5.00%, 2/1/25(1) (2)	3,000	3,015
Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project,
3.80%, 10/1/24(1) (2)	1,000	1,000
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2)	2,000	2,000
Total Short-Term Investments
(Cost $15,173)		15,095

Total Investments – 101.2%
(Cost $392,221)		389,178
Liabilities less Other Assets – (1.2%)		(4,671)
NET ASSETS – 100.0%		$384,507

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2024 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2024.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LCTCS - Louisiana Community and Technical College System

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

PFA - Public Finance Authority

PSF - Permanent School Fund

SonyMA - State of New York Mortgage Agency

VA - Veterans Affairs
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 222 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations	$—	$1,742	$—	$1,742
Municipal Bonds(1)	—	367,292	—	367,292
Investment Companies	5,049	—	—	5,049
Short-Term Investments	—	15,095	—	15,095
Total Investments	$5,049	$384,129	$—	$389,178

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  223 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 2.5% (1)
Fannie Mae – 0.5%
Pool #555649,
7.50%, 10/1/32	$8	$8
Pool #BH9277,
3.50%, 2/1/48	112	106
		114
Freddie Mac – 1.2%
Pool #RA8880,
5.50%, 4/1/53	88	89
Pool #SD1360,
5.50%, 7/1/52	98	99
Pool #SD2665,
6.00%, 4/1/53	88	91
Pool #ZS7735,
2.00%, 1/1/32	2	2
		281
Freddie Mac Gold – 0.5%
Pool #D99701,
3.00%, 11/1/32	128	124
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	87	80
Government National Mortgage Association I – 0.0%
Pool #676682,
4.50%, 6/15/25	3	3
Pool #783489,
5.00%, 6/15/25(2)	—	—
		3
Total U.S. Government Agencies
(Cost $625)		602

U.S. GOVERNMENT OBLIGATIONS – 96.6%
U.S. Treasury Bonds – 2.0%
6.00%, 2/15/26	470	485
U.S. Treasury Inflation Indexed Notes – 3.7%
0.13%, 10/15/24	145	177
0.25%, 1/15/25	135	177
0.38%, 7/15/25	135	177
0.13%, 4/15/26	153	178
0.13%, 4/15/27	166	178
		887
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.6%continued
U.S. Treasury Notes – 90.9%
0.25%, 10/31/25	$66	$63
0.38%, 11/30/25	183	176
2.88%, 11/30/25	58	57
4.25%, 12/31/25	100	100
1.63%, 2/15/26	308	299
4.00%, 2/15/26	1,851	1,856
0.50%, 2/28/26	287	274
2.13%, 5/31/26	299	291
1.88%, 6/30/26	550	533
0.63%, 7/31/26	486	460
1.88%, 7/31/26	551	534
4.38%, 7/31/26	250	253
1.50%, 8/15/26	500	481
4.38%, 8/15/26	500	506
0.75%, 8/31/26	432	409
0.88%, 9/30/26	487	461
3.50%, 9/30/26	100	100
4.63%, 10/15/26	500	509
4.63%, 11/15/26	1,250	1,275
4.38%, 12/15/26	200	203
4.13%, 2/15/27	250	253
4.25%, 3/15/27	250	254
4.50%, 4/15/27	300	307
4.63%, 6/15/27	250	257
3.88%, 11/30/27	2,129	2,148
4.00%, 2/29/28	2,150	2,179
3.63%, 3/31/28	1,200	1,202
3.63%, 5/31/28	1,400	1,402
4.00%, 6/30/28	600	609
4.38%, 8/31/28	500	514
4.38%, 11/30/28	350	361
3.75%, 12/31/28	250	252
4.00%, 1/31/29	250	254
4.25%, 2/28/29	200	206
4.13%, 3/31/29	300	307
2.88%, 4/30/29	250	243
4.63%, 4/30/29	300	313
4.50%, 5/31/29	450	468
4.25%, 6/30/29	300	309
4.00%, 7/31/29	450	459
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 224 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.6%continued
U.S. Treasury Notes – 90.9%continued
3.63%, 8/31/29	$475	$476
3.50%, 9/30/29	275	274
		21,887
Total U.S. Government Obligations
(Cost $23,237)		23,259

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(3) (4)	164,896	$165
Total Investment Companies
(Cost $165)		165

Total Investments – 99.8%
(Cost $24,027)		24,026
Other Assets less Liabilities – 0.2%		41
NET ASSETS – 100.0%		$24,067

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Principal Amount and Value rounds to less than one thousand.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$602	$—	$602
U.S. Government Obligations(1)	—	23,259	—	23,259
Investment Companies	165	—	—	165
Total Investments	$165	$23,861	$—	$24,026

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  225 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.4%
Electric Utilities – 0.2%
FirstEnergy Corp.,
4.00%, 5/1/26	$133	$139
NextEra Energy Partners L.P.,
0.00%, 11/15/25 (1) (2)	162	151
2.50%, 6/15/26 (1)	48	45
PG&E Corp.,
4.25%, 12/1/27 (1)	46	50
		385
Home Construction – 0.0%
Meritage Homes Corp.,
1.75%, 5/15/28(1)	5	6
Household Products – 0.0%
Spectrum Brands, Inc.,
3.38%, 6/1/29(1)	36	37
Real Estate Investment Trusts – 0.0%
Pebblebrook Hotel Trust,
1.75%, 12/15/26	2	2
Semiconductors – 0.0%
MKS Instruments, Inc.,
1.25%, 6/1/30 (1)	78	78
ON Semiconductor Corp.,
0.50%, 3/1/29	31	31
		109
Specialty Finance – 0.1%
Global Payments, Inc.,
1.50%, 3/1/31(1)	121	116
Technology – 0.1%
Snowflake, Inc.,
0.00%, 10/1/27 (1) (2)	74	77
0.00%, 10/1/29 (1) (2)	74	76
		153
Total Convertible Bonds
(Cost $796)		808

CORPORATE BONDS – 79.6%
Advertising & Marketing – 0.4%
Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28 (1)	25	24
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	336	329
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Advertising & Marketing – 0.4%continued
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27 (1)	$200	$199
4.25%, 1/15/29 (1)	138	131
4.63%, 3/15/30 (1)	104	99
7.38%, 2/15/31 (1)	43	46
		828
Aerospace & Defense – 2.3%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	87	90
Boeing (The) Co.,
6.86%, 5/1/54 (1)	153	168
7.01%, 5/1/64 (1)	25	28
Howmet Aerospace, Inc.,
5.95%, 2/1/37	25	27
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	75	72
9.38%, 11/30/29 (1)	178	193
9.75%, 11/15/30 (1)	176	196
TransDigm, Inc.,
5.50%, 11/15/27	400	399
6.75%, 8/15/28 (1)	163	168
4.63%, 1/15/29	75	72
6.38%, 3/1/29 (1)	470	485
4.88%, 5/1/29	890	867
6.88%, 12/15/30 (1)	280	293
7.13%, 12/1/31 (1)	68	72
6.63%, 3/1/32 (1)	987	1,028
Triumph Group, Inc.,
9.00%, 3/15/28 (1)	194	203
		4,361
Apparel & Textile Products – 0.1%
Crocs, Inc.,
4.25%, 3/15/29 (1)	25	24
4.13%, 8/15/31 (1)	122	111
Hanesbrands, Inc.,
4.88%, 5/15/26 (1)	44	44
9.00%, 2/15/31 (1)	28	30
Kontoor Brands, Inc.,
4.13%, 11/15/29 (1)	25	23
Levi Strauss & Co.,
3.50%, 3/1/31 (1)	47	42
		274
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 226 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Asset Management – 0.8%
AG Issuer LLC,
6.25%, 3/1/28 (1)	$50	$49
AG TTMT Escrow Issuer LLC,
8.63%, 9/30/27 (1)	25	26
Apollo Debt Solutions BDC,
6.90%, 4/13/29 (1)	71	74
Ares Capital Corp.,
5.88%, 3/1/29	30	31
5.95%, 7/15/29	60	62
Blackstone Private Credit Fund,
5.95%, 7/16/29 (1)	28	28
6.25%, 1/25/31 (1)	28	29
Blue Owl Capital Corp.,
3.75%, 7/22/25	85	84
Blue Owl Capital Corp. II,
8.45%, 11/15/26 (1)	35	37
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	78	82
6.60%, 9/15/29 (1)	20	20
6.65%, 3/15/31	65	66
Blue Owl Technology Finance Corp. II,
6.75%, 4/4/29 (1)	22	22
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (1)	96	93
5.00%, 1/15/32 (1)	25	23
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34 (1)	30	31
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 6/15/26 (1)	60	58
8.00%, 6/15/27 (1)	69	73
Hightower Holding LLC,
9.13%, 1/31/30 (1)	25	26
HPS Corporate Lending Fund,
6.75%, 1/30/29 (1)	45	47
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 5/15/26	150	149
5.25%, 5/15/27	204	195
9.75%, 1/15/29 (1)	84	87
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Asset Management – 0.8%continued
4.38%, 2/1/29	$47	$41
9.00%, 6/15/30 (1)	90	91
		1,524
Automotive – 1.5%
Adient Global Holdings Ltd.,
8.25%, 4/15/31 (1)	25	26
Clarios Global L.P./Clarios U.S. Finance Co.,
8.50%, 5/15/27 (1)	165	166
6.75%, 5/15/28 (1)	73	75
Dana, Inc.,
4.50%, 2/15/32	25	22
Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29 (1)	1,375	1,210
Ford Motor Co.,
5.29%, 12/8/46	150	136
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l.,
7.75%, 5/31/32 (1)	50	51
Goodyear Tire & Rubber (The) Co.,
9.50%, 5/31/25	32	32
7.00%, 3/15/28	25	26
5.00%, 7/15/29	72	66
5.25%, 4/30/31	25	23
5.25%, 7/15/31 (1)	50	45
5.63%, 4/30/33	25	22
PM General Purchaser LLC,
9.50%, 10/1/28 (1)	50	51
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	800	696
Tenneco, Inc.,
8.00%, 11/17/28 (1)	108	100
Wheel Pros, Inc.,
6.50%, 5/15/29 (1) (3) (4)	25	—
		2,747
Banking – 0.3%
Bank of America Corp.,
(Variable, CME Term SOFR 3M + 3.19%), 5.88%, 3/15/28 (5) (6)	25	25
Citigroup, Inc.,
(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (5) (6)	75	75
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  227 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Banking – 0.3%continued
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34 (5) (6)	$168	$169
JPMorgan Chase & Co.,
(Variable, CME Term SOFR 3M + 3.13%), 4.60%, 2/1/25 (5) (6)	25	25
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 2.81%), 6.25%, 3/15/30 (5) (6)	125	127
Wells Fargo & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.61%), 7.63%, 9/15/28 (5) (6)	111	121
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 9/15/29 (5) (6)	75	78
		620
Basic Industry – 0.1%
Avient Corp.,
6.25%, 11/1/31 (1)	56	58
Mativ Holdings, Inc.,
10/1/29 (1) (7)	66	67
		125
Beverages – 0.0%
Triton Water Holdings, Inc.,
6.25%, 4/1/29(1)	50	50
Biotechnology & Pharmaceuticals – 0.5%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	100	82
Bausch Health Cos., Inc.,
5.50%, 11/1/25 (1)	100	98
9.00%, 12/15/25 (1)	75	72
6.13%, 2/1/27 (1)	115	104
5.75%, 8/15/27 (1)	9	8
7.00%, 1/15/28 (1)	25	17
5.00%, 1/30/28 (1)	75	49
11.00%, 9/30/28 (1)	114	106
7.25%, 5/30/29 (1)	50	31
5.25%, 1/30/30 (1)	75	42
5.25%, 2/15/31 (1)	50	27
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Biotechnology & Pharmaceuticals – 0.5%continued
Endo Finance Holdings, Inc.,
8.50%, 4/15/31 (1)	$91	$97
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
14.75%, 11/14/28 (1)	24	27
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	200	188
P&L Development LLC/PLD Finance Corp.,
7.75%, 11/15/25 (1)	50	49
		997
Brokerage Asset Manager Exchanges – 0.3%
Focus Financial Partners LLC,
6.75%, 9/15/31(1)	545	550
Cable & Satellite – 3.2%
Cable One, Inc.,
4.00%, 11/15/30 (1)	95	76
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 6/1/29 (1)	8	8
6.38%, 9/1/29 (1)	298	298
4.75%, 3/1/30 (1)	52	48
4.50%, 8/15/30 (1)	114	103
4.25%, 2/1/31 (1)	182	161
7.38%, 3/1/31 (1)	284	291
4.75%, 2/1/32 (1)	400	353
4.50%, 5/1/32	485	419
4.50%, 6/1/33 (1)	720	611
4.25%, 1/15/34 (1)	865	710
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.38%, 5/1/47	50	42
CSC Holdings LLC,
5.38%, 2/1/28 (1)	200	168
11.25%, 5/15/28 (1)	200	193
11.75%, 1/31/29 (1)	200	193
5.75%, 1/15/30 (1)	275	142
4.50%, 11/15/31 (1)	400	291
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	289	284
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 228 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Cable & Satellite – 3.2%continued
DISH DBS Corp.,
7.75%, 7/1/26	$50	$43
5.25%, 12/1/26 (1)	279	258
7.38%, 7/1/28	100	75
5.75%, 12/1/28 (1)	125	109
5.13%, 6/1/29	75	50
DISH Network Corp.,
11.75%, 11/15/27 (1)	356	374
GCI LLC,
4.75%, 10/15/28 (1)	72	69
Radiate Holdco LLC/Radiate Finance, Inc.,
4.50%, 9/15/26 (1)	43	37
Sirius XM Radio, Inc.,
3.13%, 9/1/26 (1)	38	37
5.00%, 8/1/27 (1)	260	256
4.00%, 7/15/28 (1)	125	118
3.88%, 9/1/31 (1)	125	109
		5,926
Capital Goods – 0.6%
Clydesdale Acquisition Holdings, Inc.,
6.88%, 1/15/30 (1)	116	119
EquipmentShare.com, Inc.,
8.00%, 3/15/33 (1)	77	79
JELD-WEN, Inc.,
7.00%, 9/1/32 (1)	140	142
LABL, Inc.,
10/1/31 (1) (7)	76	75
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31 (1)	52	53
Terex Corp.,
10/15/32 (1) (7)	70	71
TransDigm, Inc.,
6.00%, 1/15/33 (1)	381	386
Wilsonart LLC,
11.00%, 8/15/32 (1)	109	109
		1,034
Chemicals – 2.1%
Avient Corp.,
7.13%, 8/1/30 (1)	50	52
Axalta Coating Systems LLC,
3.38%, 2/15/29 (1)	164	154
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Chemicals – 2.1%continued
Chemours (The) Co.,
5.38%, 5/15/27	$77	$75
5.75%, 11/15/28 (1)	216	205
4.63%, 11/15/29 (1)	82	73
Element Solutions, Inc.,
3.88%, 9/1/28 (1)	185	176
HB Fuller Co.,
4.25%, 10/15/28	58	56
Herens Holdco S.a.r.l.,
4.75%, 5/15/28 (1)	200	175
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	129	130
Innophos Holdings, Inc.,
9.38%, 2/15/28 (1)	75	70
Iris Holdings, Inc.,
8.75%, (100% Cash), 2/15/26 (1) (8)	25	23
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	25	24
LSF11 A5 HoldCo LLC,
6.63%, 10/15/29 (1)	64	62
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	72	70
Olin Corp.,
5.63%, 8/1/29	75	75
Olympus Water U.S. Holding Corp.,
9.75%, 11/15/28 (1)	200	213
6.25%, 10/1/29 (1)	200	194
7.25%, 6/15/31 (1)	200	208
Polar U.S. Borrower LLC/Schenectady International Group, Inc.,
6.75%, 5/15/26 (1)	75	35
SCIH Salt Holdings, Inc.,
6.63%, 5/1/29 (1)	1,080	1,039
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29 (1)	160	154
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25 (1)	29	26
5.13%, 4/1/29 (1)	100	49
Tronox, Inc.,
4.63%, 3/15/29 (1)	100	93
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  229 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Chemicals – 2.1%continued
Windsor Holdings III LLC,
8.50%, 6/15/30 (1)	$50	$54
WR Grace Holdings LLC,
4.88%, 6/15/27 (1)	75	74
5.63%, 8/15/29 (1)	377	354
7.38%, 3/1/31 (1)	118	124
		4,037
Commercial Support Services – 1.7%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	50	48
4.88%, 7/15/32 (1)	115	110
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	450	460
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
9.75%, 7/15/27 (1)	150	150
6.00%, 6/1/29 (1)	325	290
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28 (1)	185	174
AMN Healthcare, Inc.,
4.63%, 10/1/27 (1)	25	24
4.00%, 4/15/29 (1)	150	140
APX Group, Inc.,
5.75%, 7/15/29 (1)	124	123
Aramark Services, Inc.,
5.00%, 2/1/28 (1)	52	52
Brink's (The) Co.,
6.50%, 6/15/29 (1)	81	84
6.75%, 6/15/32 (1)	97	101
Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	56	57
GEO Group (The), Inc.,
8.63%, 4/15/29	25	26
10.25%, 4/15/31	50	53
GFL Environmental, Inc.,
4.75%, 6/15/29 (1)	106	103
4.38%, 8/15/29 (1)	18	17
6.75%, 1/15/31 (1)	154	162
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	161	161
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Commercial Support Services – 1.7%continued
Reworld Holding Corp.,
5.00%, 9/1/30	$50	$47
RR Donnelley & Sons Co.,
9.50%, 8/1/29 (1)	77	78
10.88%, 8/1/29 (1)	25	24
Sotheby's,
7.38%, 10/15/27 (1)	200	193
TKC Holdings, Inc.,
10.50%, 5/15/29 (1)	25	25
WASH Multifamily Acquisition, Inc.,
5.75%, 4/15/26 (1)	50	50
Waste Pro U.S.A., Inc.,
5.50%, 2/15/26 (1)	299	298
Williams Scotsman, Inc.,
6.13%, 6/15/25 (1)	19	19
6.63%, 6/15/29 (1)	48	49
7.38%, 10/1/31 (1)	51	54
		3,172
Communications – 0.2%
McGraw-Hill Education, Inc.,
7.38%, 9/1/31 (1)	105	109
Midcontinent Communications,
8.00%, 8/15/32 (1)	120	122
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
10/1/31 (1) (7)	73	74
		305
Construction Materials – 1.4%
Advanced Drainage Systems, Inc.,
6.38%, 6/15/30 (1)	42	43
AmeriTex HoldCo Intermediate LLC,
10.25%, 10/15/28 (1)	265	277
Knife River Corp.,
7.75%, 5/1/31 (1)	25	27
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (1)	69	67
9.75%, 7/15/28 (1)	118	121
Oscar AcquisitionCo LLC/Oscar Finance, Inc.,
9.50%, 4/15/30 (1)	1,290	1,257
Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28 (1)	178	179
8.88%, 11/15/31 (1)	245	264
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 230 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Construction Materials – 1.4%continued
Standard Industries, Inc.,
4.75%, 1/15/28 (1)	$25	$25
4.38%, 7/15/30 (1)	150	142
3.38%, 1/15/31 (1)	32	29
6.50%, 8/15/32 (1)	91	94
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 1/15/29 (1)	50	49
7.25%, 1/15/31 (1)	119	126
		2,700
Consumer Cyclical – 0.7%
Group 1 Automotive, Inc.,
6.38%, 1/15/30 (1)	51	52
Hilton Domestic Operating Co., Inc.,
5.88%, 3/15/33 (1)	206	210
Matthews International Corp.,
8.63%, 10/1/27 (1)	50	51
MGM Resorts International,
6.13%, 9/15/29	92	93
NCL Corp. Ltd.,
6.25%, 3/1/30 (1)	86	86
NMG Holding Co., Inc./Neiman Marcus Group LLC,
8.50%, 10/1/28 (1)	33	34
Phinia, Inc.,
6.63%, 10/15/32 (1)	73	74
Royal Caribbean Cruises Ltd.,
5.63%, 9/30/31 (1)	308	312
S&S Holdings LLC,
10/1/31 (1) (7)	41	41
Service Corp. International,
5.75%, 10/15/32	240	241
Walgreens Boots Alliance, Inc.,
8.13%, 8/15/29	44	44
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
6.25%, 3/15/33 (1)	112	113
		1,351
Consumer Non-Cyclical – 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp.,
10/15/29 (1) (7)	74	74
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Consumer Non-Cyclical – 0.5%continued
DaVita, Inc.,
6.88%, 9/1/32 (1)	$34	$35
Fiesta Purchaser, Inc.,
9.63%, 9/15/32 (1)	201	208
HAH Group Holding Co. LLC,
9.75%, 10/1/31 (1)	51	51
HCA, Inc.,
5.45%, 9/15/34	15	16
Kroger (The) Co.,
5.00%, 9/15/34	75	76
5.65%, 9/15/64	25	25
Performance Food Group, Inc.,
6.13%, 9/15/32 (1)	156	159
Perrigo Finance Unlimited Co.,
6.13%, 9/30/32	88	89
Post Holdings, Inc.,
6.38%, 3/1/33 (1)	46	47
10/15/34 (1) (7)	65	65
U.S. Foods, Inc.,
5.75%, 4/15/33 (1)	25	25
		870
Consumer Services – 0.1%
Adtalem Global Education, Inc.,
5.50%, 3/1/28 (1)	40	40
Carriage Services, Inc.,
4.25%, 5/15/29 (1)	25	23
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	25	25
Service Corp. International,
3.38%, 8/15/30	27	24
4.00%, 5/15/31	177	164
		276
Containers & Packaging – 2.2%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
3.25%, 9/1/28 (1)	430	394
4.00%, 9/1/29 (1)	280	250
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
2.13%, 8/15/26 [EUR](9)	100	96
4.13%, 8/15/26 (1)	200	180
5.25%, 8/15/27 (1)	200	149
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  231 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Containers & Packaging – 2.2%continued
Ball Corp.,
6.88%, 3/15/28	$75	$78
6.00%, 6/15/29	75	78
3.13%, 9/15/31	50	44
Berry Global, Inc.,
4.50%, 2/15/26 (1)	25	25
5.63%, 7/15/27 (1)	50	50
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	77	78
8.75%, 4/15/30 (1)	218	221
Crown Americas LLC,
5.25%, 4/1/30	75	76
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26	25	25
Graphic Packaging International LLC,
6.38%, 7/15/32 (1)	25	26
LABL, Inc.,
6.75%, 7/15/26 (1)	695	694
10.50%, 7/15/27 (1)	50	50
5.88%, 11/1/28 (1)	82	77
9.50%, 11/1/28 (1)	120	124
8.25%, 11/1/29 (1)	25	23
Mauser Packaging Solutions Holding Co.,
7.88%, 4/15/27 (1)	628	649
9.25%, 4/15/27 (1)	40	41
OI European Group B.V.,
4.75%, 2/15/30 (1)	100	94
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	144	145
7.25%, 5/15/31 (1)	61	63
Sealed Air Corp.,
4.00%, 12/1/27 (1)	89	86
5.00%, 4/15/29 (1)	50	49
6.50%, 7/15/32 (1)	63	65
Sealed Air Corp./Sealed Air Corp. U.S.,
6.13%, 2/1/28 (1)	25	25
7.25%, 2/15/31 (1)	25	26
Silgan Holdings, Inc.,
4.13%, 2/1/28	25	24
Trident TPI Holdings, Inc.,
12.75%, 12/31/28 (1)	61	68
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Containers & Packaging – 2.2%continued
TriMas Corp.,
4.13%, 4/15/29 (1)	$50	$48
		4,121
Electric – 0.2%
Alpha Generation LLC,
6.75%, 10/15/32 (1)	116	118
CenterPoint Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.85%, 2/15/55 (5)	48	49
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.25%), 7.00%, 2/15/55 (5)	23	24
Duke Energy Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.45%, 9/1/54 (5)	59	61
PG&E Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.88%), 7.38%, 3/15/55 (5)	35	37
		289
Electric Utilities – 1.5%
AES (The) Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.20%), 7.60%, 1/15/55 (5)	107	113
American Electric Power Co., Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.95%, 12/15/54 (5)	25	27
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 7.05%, 12/15/54 (5)	25	26
Calpine Corp.,
4.50%, 2/15/28 (1)	5	5
5.13%, 3/15/28 (1)	113	111
4.63%, 2/1/29 (1)	25	24
5.00%, 2/1/31 (1)	172	167
Clearway Energy Operating LLC,
4.75%, 3/15/28 (1)	25	24
3.75%, 1/15/32 (1)	132	119
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 232 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Electric Utilities – 1.5%continued
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.51%), 7.00%, 6/1/54 (5)	$40	$44
Edison International,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.70%), 5.38%, 3/15/26 (5) (6)	176	174
Leeward Renewable Energy Operations LLC,
4.25%, 7/1/29 (1)	25	24
Lightning Power LLC,
7.25%, 8/15/32 (1)	143	150
NextEra Energy Capital Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 6/15/54 (5)	60	65
NextEra Energy Operating Partners L.P.,
3.88%, 10/15/26 (1)	25	24
NRG Energy, Inc.,
6.63%, 1/15/27	16	16
5.75%, 1/15/28	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 3/15/28 (1) (5) (6)	168	189
5.25%, 6/15/29 (1)	25	25
3.88%, 2/15/32 (1)	50	46
7.00%, 3/15/33 (1)	50	56
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	34	33
PG&E Corp.,
5.00%, 7/1/28	50	50
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	109	119
TerraForm Power Operating LLC,
5.00%, 1/31/28 (1)	50	49
4.75%, 1/15/30 (1)	50	48
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.93%), 8.00%, 10/15/26 (1) (5) (6)	111	116
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (5) (6)	291	297
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Electric Utilities – 1.5%continued
Vistra Operations Co. LLC,
5.50%, 9/1/26 (1)	$100	$100
5.63%, 2/15/27 (1)	50	50
5.00%, 7/31/27 (1)	75	75
4.38%, 5/1/29 (1)	50	48
7.75%, 10/15/31 (1)	171	184
6.88%, 4/15/32 (1)	156	164
		2,787
Electrical Equipment – 0.9%
BWX Technologies, Inc.,
4.13%, 6/30/28 (1)	65	63
4.13%, 4/15/29 (1)	25	24
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30 (1)	832	858
6.75%, 7/15/31 (1)	154	161
Gates Corp.,
6.88%, 7/1/29 (1)	84	87
Sensata Technologies B.V.,
4.00%, 4/15/29 (1)	310	295
Sensata Technologies, Inc.,
4.38%, 2/15/30 (1)	14	13
3.75%, 2/15/31 (1)	81	74
Vertiv Group Corp.,
4.13%, 11/15/28 (1)	129	125
WESCO Distribution, Inc.,
6.38%, 3/15/29 (1)	21	22
6.63%, 3/15/32 (1)	38	39
		1,761
Energy – 0.7%
Aethon United BR L.P./Aethon United Finance Corp.,
10/1/29 (1) (7)	151	153
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.63%, 9/1/32 (1)	160	164
Gulfport Energy Corp.,
6.75%, 9/1/29 (1)	62	63
Matador Resources Co.,
6.25%, 4/15/33 (1)	50	49
Moss Creek Resources Holdings, Inc.,
8.25%, 9/1/31 (1)	59	58
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  233 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Energy – 0.7%continued
Murphy Oil Corp.,
10/1/32 (7)	$50	$49
Venture Global LNG, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 9/30/29 (1) (5) (6)	789	800
Wildfire Intermediate Holdings LLC,
7.50%, 10/15/29 (1)	64	63
		1,399
Engineering & Construction – 0.4%
Arcosa, Inc.,
4.38%, 4/15/29 (1)	117	112
Brand Industrial Services, Inc.,
10.38%, 8/1/30 (1)	389	417
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	42	40
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	25	25
Pike Corp.,
8.63%, 1/31/31 (1)	46	49
TopBuild Corp.,
4.13%, 2/15/32 (1)	25	23
		666
Entertainment Content – 1.0%
AMC Networks, Inc.,
4.25%, 2/15/29	125	91
Lions Gate Capital Holdings 1, Inc.,
5.50%, 4/15/29 (1)	66	59
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (1)	50	37
Playtika Holding Corp.,
4.25%, 3/15/29 (1)	96	88
ROBLOX Corp.,
3.88%, 5/1/30 (1)	25	23
Sterling Entertainment Group LLC,
10.25%, 1/15/25 (10) (11)	1,110	904
TEGNA, Inc.,
5.00%, 9/15/29	25	24
Univision Communications, Inc.,
6.63%, 6/1/27 (1)	89	89
8.00%, 8/15/28 (1)	194	198
4.50%, 5/1/29 (1)	175	156
7.38%, 6/30/30 (1)	65	63
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Entertainment Content – 1.0%continued
8.50%, 7/31/31 (1)	$178	$178
WMG Acquisition Corp.,
3.88%, 7/15/30 (1)	25	23
		1,933
Finance Companies – 0.1%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.00%, 9/24/29 (5) (6)	25	25
Fortress Transportation and Infrastructure Investors LLC,
4/15/33 (1) (7)	130	129
OneMain Finance Corp.,
7.13%, 11/15/31	85	86
		240
Food – 1.7%
B&G Foods, Inc.,
8.00%, 9/15/28 (1)	68	71
BellRing Brands, Inc.,
7.00%, 3/15/30 (1)	75	78
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28 (1)	125	122
7.63%, 7/1/29 (1)	221	232
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	50	50
6.00%, 6/15/30 (1)	97	98
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	694	736
Herbalife Nutrition Ltd./HLF Financing, Inc.,
7.88%, 9/1/25 (1)	39	39
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
4.88%, 6/1/29 (1)	25	16
Lamb Weston Holdings, Inc.,
4.13%, 1/31/30 (1)	25	23
4.38%, 1/31/32 (1)	172	160
Pilgrim's Pride Corp.,
6.25%, 7/1/33	25	26
Post Holdings, Inc.,
5.63%, 1/15/28 (1)	10	10
5.50%, 12/15/29 (1)	125	124
4.63%, 4/15/30 (1)	50	48
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 234 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Food – 1.7%continued
4.50%, 9/15/31 (1)	$25	$23
6.25%, 2/15/32 (1)	86	89
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	1,234	1,171
		3,116
Forestry, Paper & Wood Products – 0.0%
Domtar Corp.,
6.75%, 10/1/28(1)	42	38
Gas & Water Utilities – 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	25	25
5.75%, 5/20/27	50	49
9.38%, 6/1/28 (1)	17	18
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.38%, 4/1/26 (1)	100	100
5.88%, 4/1/29 (1)	100	93
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31 (1)	25	23
		308
Health Care Facilities & Services – 4.6%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	50	49
5.00%, 4/15/29 (1)	50	48
AHP Health Partners, Inc.,
5.75%, 7/15/29 (1)	178	174
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27 (1)	20	20
3.13%, 2/15/29 (1)	98	96
3.50%, 4/1/30 (1)	64	63
Charles River Laboratories International, Inc.,
3.75%, 3/15/29 (1)	50	47
4.00%, 3/15/31 (1)	25	23
CHS/Community Health Systems, Inc.,
5.63%, 3/15/27 (1)	350	344
8.00%, 12/15/27 (1)	96	96
6.00%, 1/15/29 (1)	149	145
6.88%, 4/15/29 (1)	75	68
6.13%, 4/1/30 (1)	125	107
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Health Care Facilities & Services – 4.6%continued
5.25%, 5/15/30 (1)	$301	$277
4.75%, 2/15/31 (1)	111	98
10.88%, 1/15/32 (1)	302	333
Concentra Escrow Issuer Corp.,
6.88%, 7/15/32 (1)	343	361
DaVita, Inc.,
4.63%, 6/1/30 (1)	100	95
Encompass Health Corp.,
4.75%, 2/1/30	75	73
4.63%, 4/1/31	91	87
Fortrea Holdings, Inc.,
7.50%, 7/1/30 (1)	38	38
HCA, Inc.,
5.88%, 2/15/26	50	51
6.00%, 4/1/54	25	26
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	107	103
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	25	24
9.88%, 8/15/30 (1)	87	96
11.00%, 10/15/30 (1)	214	242
10.00%, 6/1/32 (1)	131	144
ModivCare Escrow Issuer, Inc.,
5.00%, 10/1/29 (1)	50	31
Molina Healthcare, Inc.,
4.38%, 6/15/28 (1)	75	73
3.88%, 11/15/30 (1)	25	23
3.88%, 5/15/32 (1)	185	169
MPH Acquisition Holdings LLC,
5.50%, 9/1/28 (1)	50	36
5.75%, 11/1/28 (1)	75	34
Option Care Health, Inc.,
4.38%, 10/31/29 (1)	888	844
Owens & Minor, Inc.,
4.50%, 3/31/29 (1)	75	68
6.63%, 4/1/30 (1)	50	49
Radiology Partners, Inc.,
7.78%, 1/31/29 (1) (8)	45	45
Select Medical Corp.,
6.25%, 8/15/26 (1)	50	50
Star Parent, Inc.,
9.00%, 10/1/30 (1)	217	233
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  235 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Health Care Facilities & Services – 4.6%continued
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1)	$1,691	$1,765
Tenet Healthcare Corp.,
6.25%, 2/1/27	50	50
5.13%, 11/1/27	150	149
6.13%, 10/1/28	1,080	1,089
4.25%, 6/1/29	75	72
4.38%, 1/15/30	25	24
6.13%, 6/15/30	125	127
6.75%, 5/15/31	335	349
6.88%, 11/15/31	25	27
U.S. Acute Care Solutions LLC,
9.75%, 5/15/29 (1)	101	105
		8,740
Home & Office Products – 0.4%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	360	360
Newell Brands, Inc.,
5.70%, 4/1/26	125	125
6.38%, 9/15/27	25	25
6.63%, 9/15/29	50	51
6.88%, 4/1/36	25	24
7.00%, 4/1/46	25	22
Scotts Miracle-Gro (The) Co.,
4.50%, 10/15/29	25	24
4.00%, 4/1/31	50	46
4.38%, 2/1/32	75	70
Tempur Sealy International, Inc.,
4.00%, 4/15/29 (1)	50	47
3.88%, 10/15/31 (1)	25	22
		816
Home Construction – 0.9%
Adams Homes, Inc.,
9.25%, 10/15/28 (1)	175	187
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 1/15/28 (1)	50	50
4.63%, 8/1/29 (1)	50	48
4.63%, 4/1/30 (1)	75	72
Beazer Homes U.S.A., Inc.,
7.25%, 10/15/29	50	51
7.50%, 3/15/31 (1)	44	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Home Construction – 0.9%continued
Camelot Return Merger Sub, Inc.,
8.75%, 8/1/28 (1)	$53	$54
Century Communities, Inc.,
3.88%, 8/15/29 (1)	100	94
Cornerstone Building Brands, Inc.,
6.13%, 1/15/29 (1)	25	22
Dream Finders Homes, Inc.,
8.25%, 8/15/28 (1)	79	83
Forestar Group, Inc.,
3.85%, 5/15/26 (1)	25	24
5.00%, 3/1/28 (1)	50	49
Griffon Corp.,
5.75%, 3/1/28	100	99
K Hovnanian Enterprises, Inc.,
11.75%, 9/30/29 (1)	88	98
KB Home,
7.25%, 7/15/30	100	104
4.00%, 6/15/31	25	23
LGI Homes, Inc.,
8.75%, 12/15/28 (1)	81	87
4.00%, 7/15/29 (1)	25	23
Masterbrand, Inc.,
7.00%, 7/15/32 (1)	25	26
Meritage Homes Corp.,
3.88%, 4/15/29 (1)	50	48
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
6.75%, 4/1/32 (1)	50	52
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	25	24
New Home (The) Co., Inc.,
9.25%, 10/1/29 (1)	73	77
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28	50	49
4.75%, 4/1/29	25	24
STL Holding Co. LLC,
8.75%, 2/15/29 (1)	77	82
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27 (1)	25	25
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	50	50
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 236 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Home Construction – 0.9%continued
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	$50	$49
		1,720
Household Products – 0.2%
Central Garden & Pet Co.,
4.13%, 10/15/30	25	23
4.13%, 4/30/31 (1)	81	74
Coty, Inc.,
5.00%, 4/15/26 (1)	25	25
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
6.63%, 7/15/30 (1)	69	72
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	75	75
4.13%, 4/1/29 (1)	50	47
Energizer Holdings, Inc.,
6.50%, 12/31/27 (1)	25	25
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	25
3.75%, 4/1/31 (1)	25	23
Spectrum Brands, Inc.,
3.88%, 3/15/31 (1)	14	12
		401
Industrial Intermediate Products – 1.8%
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	974	1,027
9.50%, 1/1/31 (1)	550	599
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	123	122
12.25%, 11/15/26 (1)	45	45
New Star Metals, Inc.,
13.55%, 7/9/26 (10) (11)	1,525	1,525
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	75	74
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29 (1)	25	24
		3,416
Industrial Support Services – 0.7%
Alta Equipment Group, Inc.,
9.00%, 6/1/29 (1)	25	22
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Industrial Support Services – 0.7%continued
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	$84	$79
4.75%, 10/15/29 (1)	52	50
BCPE Empire Holdings, Inc.,
7.63%, 5/1/27 (1)	284	285
Herc Holdings, Inc.,
6.63%, 6/15/29 (1)	71	74
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	50	46
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	75	27
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	84	79
6.50%, 7/15/32 (1)	105	108
United Rentals North America, Inc.,
6.00%, 12/15/29 (1)	50	52
5.25%, 1/15/30	125	125
4.00%, 7/15/30	100	94
3.88%, 2/15/31	50	46
3.75%, 1/15/32	50	46
6.13%, 3/15/34 (1)	62	64
Velocity Vehicle Group LLC,
8.00%, 6/1/29 (1)	25	26
		1,223
Institutional Financial Services – 0.3%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	200	180
3.63%, 10/1/31 (1)	150	127
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (5) (6)	50	50
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	100	96
State Street Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 3/15/29 (5) (6)	62	64
StoneX Group, Inc.,
7.88%, 3/1/31 (1)	25	27
VFH Parent LLC/Valor Co-Issuer, Inc.,
7.50%, 6/15/31 (1)	25	26
		570
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  237 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Insurance – 3.8%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29 (1)	$75	$77
4.25%, 2/15/29 (1)	75	71
8.50%, 6/15/29 (1)	50	52
6.00%, 8/1/29 (1)	25	24
7.50%, 11/6/30 (1)	178	183
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
4.25%, 10/15/27 (1)	161	154
6.75%, 10/15/27 (1)	293	292
5.88%, 11/1/29 (1)	168	161
7.00%, 1/15/31 (1)	259	266
6.50%, 10/1/31 (1)	25	25
7.38%, 10/1/32 (1)	231	234
AmWINS Group, Inc.,
6.38%, 2/15/29 (1)	32	33
4.88%, 6/30/29 (1)	36	35
AssuredPartners, Inc.,
5.63%, 1/15/29 (1)	50	48
7.50%, 2/15/32 (1)	411	422
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance,
7.13%, 5/15/31 (1)	66	69
Corebridge Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 6.38%, 9/15/54 (5)	48	49
GTCR AP Finance, Inc.,
8.00%, 5/15/27 (1)	860	860
HUB International Ltd.,
7.25%, 6/15/30 (1)	706	736
7.38%, 1/31/32 (1)	2,442	2,522
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	560	587
Ryan Specialty LLC,
4.38%, 2/1/30 (1)	65	63
5.88%, 8/1/32 (1)	90	92
USI, Inc./NY,
7.50%, 1/15/32 (1)	110	114
		7,169
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Internet Media & Services – 0.3%
ANGI Group LLC,
3.88%, 8/15/28 (1)	$82	$75
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	25	23
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	75	75
3.50%, 3/1/29 (1)	75	70
Match Group Holdings II LLC,
4.63%, 6/1/28 (1)	76	74
4.13%, 8/1/30 (1)	50	47
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	25	16
Newfold Digital Holdings Group, Inc.,
6.00%, 2/15/29 (1)	25	17
Uber Technologies, Inc.,
8.00%, 11/1/26 (1)	75	75
Ziff Davis, Inc.,
4.63%, 10/15/30 (1)	22	20
		492
IT Services – 0.3%
Amentum Holdings, Inc.,
7.25%, 8/1/32 (1)	79	82
ASGN, Inc.,
4.63%, 5/15/28 (1)	100	97
Exela Intermediate LLC/Exela Finance, Inc.,
11.50%, 4/15/26 (1) (8)	88	15
Fortress Intermediate 3, Inc.,
7.50%, 6/1/31 (1)	119	126
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	57	59
KBR, Inc.,
4.75%, 9/30/28 (1)	54	52
Science Applications International Corp.,
4.88%, 4/1/28 (1)	95	93
		524
Leisure Facilities & Services – 5.9%
Affinity Interactive,
6.88%, 12/15/27 (1)	50	43
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 238 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Leisure Facilities & Services – 5.9%continued
AMC Entertainment Holdings, Inc.,
10.00%, (100% Cash), 6/15/26 (1) (8)	$17	$17
5.88%, 11/15/26	25	21
7.50%, 2/15/29 (1)	75	59
Boyd Gaming Corp.,
4.75%, 6/15/31 (1)	715	683
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	96	92
Caesars Entertainment, Inc.,
4.63%, 10/15/29 (1)	125	119
7.00%, 2/15/30 (1)	146	152
6.50%, 2/15/32 (1)	199	206
Carnival Corp.,
7.63%, 3/1/26 (1)	175	177
5.75%, 3/1/27 (1)	383	388
7.88%, 6/1/27	25	26
6.65%, 1/15/28	25	26
4.00%, 8/1/28 (1)	37	36
6.00%, 5/1/29 (1)	325	329
7.00%, 8/15/29 (1)	29	31
10.50%, 6/1/30 (1)	150	163
Carnival Holdings Bermuda Ltd.,
10.38%, 5/1/28 (1)	323	348
CEC Entertainment LLC,
6.75%, 5/1/26 (1)	25	25
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op,
6.50%, 10/1/28	100	101
5.25%, 7/15/29	25	25
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	50	50
4.75%, 1/15/28 (1)	52	51
5.75%, 4/1/30 (1)	267	267
6.75%, 5/1/31 (1)	94	97
Cinemark U.S.A., Inc.,
5.25%, 7/15/28 (1)	25	25
7.00%, 8/1/32 (1)	48	50
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	25	25
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	95	91
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Leisure Facilities & Services – 5.9%continued
6.75%, 1/15/30 (1)	$134	$125
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	50	50
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	75	46
Hilton Domestic Operating Co., Inc.,
3.75%, 5/1/29 (1)	25	24
4.00%, 5/1/31 (1)	275	257
3.63%, 2/15/32 (1)	110	99
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/1/29 (1)	100	95
4.88%, 7/1/31 (1)	100	91
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	100	97
Life Time, Inc.,
5.75%, 1/15/26 (1)	150	150
8.00%, 4/15/26 (1)	200	202
Light & Wonder International, Inc.,
7.00%, 5/15/28 (1)	150	151
7.50%, 9/1/31 (1)	83	87
Lindblad Expeditions Holdings, Inc.,
9.00%, 5/15/28 (1)	35	37
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	87	88
Live Nation Entertainment, Inc.,
5.63%, 3/15/26 (1)	100	100
6.50%, 5/15/27 (1)	50	51
4.75%, 10/15/27 (1)	153	151
MGM Resorts International,
5.50%, 4/15/27	33	33
4.75%, 10/15/28	50	49
6.50%, 4/15/32	50	51
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	98	94
Mohegan Tribal Gaming Authority,
7.88%, 10/15/24 (1)	25	25
8.00%, 2/1/26 (1)	75	74
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	250	250
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  239 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Leisure Facilities & Services – 5.9%continued
8.38%, 2/1/28 (1)	$50	$52
8.13%, 1/15/29 (1)	55	59
7.75%, 2/15/29 (1)	51	55
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	79	81
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	150	137
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29 (1)	50	37
5.88%, 9/1/31 (1)	140	96
Raising Cane's Restaurants LLC,
9.38%, 5/1/29 (1)	1,259	1,363
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	64	62
Royal Caribbean Cruises Ltd.,
4.25%, 7/1/26 (1)	50	49
5.50%, 8/31/26 (1)	50	50
5.38%, 7/15/27 (1)	150	151
7.50%, 10/15/27	50	54
5.50%, 4/1/28 (1)	75	76
6.25%, 3/15/32 (1)	19	20
6.00%, 2/1/33 (1)	279	286
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	69	68
11.25%, 12/15/27 (1)	5	5
Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	201	199
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29 (1)	75	73
Six Flags Entertainment Corp.,
5.50%, 4/15/27 (1)	25	25
7.25%, 5/15/31 (1)	94	97
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.,
6.63%, 5/1/32 (1)	269	279
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (1)	100	100
Station Casinos LLC,
4.50%, 2/15/28 (1)	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Leisure Facilities & Services – 5.9%continued
4.63%, 12/1/31 (1)	$130	$121
6.63%, 3/15/32 (1)	41	42
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	75	76
4.63%, 3/1/30 (1)	50	47
Vail Resorts, Inc.,
6.50%, 5/15/32 (1)	74	77
Viking Cruises Ltd.,
5.88%, 9/15/27 (1)	160	160
9.13%, 7/15/31 (1)	224	245
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	84	84
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	75	74
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27 (1)	50	50
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	227	224
7.13%, 2/15/31 (1)	99	107
Yum! Brands, Inc.,
4.75%, 1/15/30 (1)	25	25
5.38%, 4/1/32	100	100
		11,130
Leisure Products – 0.2%
MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1)	84	82
Mattel, Inc.,
5.88%, 12/15/27 (1)	25	25
5.45%, 11/1/41	50	47
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	75	70
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	75	75
		299
Machinery – 1.4%
Amsted Industries, Inc.,
4.63%, 5/15/30 (1)	25	24
Esab Corp.,
6.25%, 4/15/29 (1)	57	58
GrafTech Global Enterprises, Inc.,
9.88%, 12/15/28 (1)	81	65
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 240 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Machinery – 1.4%continued
Madison IAQ LLC,
4.13%, 6/30/28 (1)	$59	$57
5.88%, 6/30/29 (1)	1,288	1,254
Regal Rexnord Corp.,
6.30%, 2/15/30	25	26
SPX FLOW, Inc.,
8.75%, 4/1/30 (1)	910	955
Terex Corp.,
5.00%, 5/15/29 (1)	138	135
Werner FinCo L.P./Werner FinCo, Inc.,
11.50%, 6/15/28 (1)	25	27
14.50%, 10/15/28 (1) (8)	53	54
		2,655
Medical Equipment & Devices – 1.2%
Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	100	98
3.88%, 11/1/29 (1)	180	170
Bausch + Lomb Corp.,
8.38%, 10/1/28 (1)	310	328
Embecta Corp.,
5.00%, 2/15/30 (1)	25	23
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	98	93
5.25%, 10/1/29 (1)	416	408
Medline Borrower L.P./ Medline Co-Issuer, Inc.,
6.25%, 4/1/29 (1)	116	119
Neogen Food Safety Corp.,
8.63%, 7/20/30 (1)	75	83
Sotera Health Holdings LLC,
7.38%, 6/1/31 (1)	819	851
		2,173
Metals & Mining – 1.9%
Alcoa Nederland Holding B.V.,
5.50%, 12/15/27 (1)	200	201
Arsenal AIC Parent LLC,
8.00%, 10/1/30 (1)	104	112
11.50%, 10/1/31 (1)	248	280
Century Aluminum Co.,
7.50%, 4/1/28 (1)	1,940	1,970
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Metals & Mining – 1.9%continued
Constellium S.E.,
3.75%, 4/15/29 (1)	$250	$234
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	25	25
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	129	125
4.50%, 6/1/31 (1)	212	194
Murray Energy Corp.,
12.00%, 4/15/24 (1) (3) (10) (11)	486	—
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (3) (4) (10)	1,905	—
Novelis Corp.,
3.25%, 11/15/26 (1)	25	24
4.75%, 1/30/30 (1)	155	150
3.88%, 8/15/31 (1)	223	204
		3,543
Oil & Gas Services & Equipment – 1.7%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.88%, 4/1/27 (1)	9	9
6.25%, 4/1/28 (1)	211	212
Bristow Group, Inc.,
6.88%, 3/1/28 (1)	50	49
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/1/30 (1)	57	60
Global Marine, Inc.,
7.00%, 6/1/28	100	94
Helix Energy Solutions Group, Inc.,
9.75%, 3/1/29 (1)	75	80
Kodiak Gas Services LLC,
7.25%, 2/15/29 (1)	143	148
Nabors Industries Ltd.,
7.50%, 1/15/28 (1)	54	51
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	92	92
9.13%, 1/31/30 (1)	37	38
8.88%, 8/15/31 (1)	61	58
Nine Energy Service, Inc.,
13.00%, 2/1/28	50	40
Noble Finance II LLC,
8.00%, 4/15/30 (1)	207	214
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  241 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Oil & Gas Services & Equipment – 1.7%continued
Oceaneering International, Inc.,
6.00%, 2/1/28	$18	$18
Solaris Midstream Holdings LLC,
7.63%, 4/1/26 (1)	75	76
Star Holding LLC,
8.75%, 8/1/31 (1)	76	72
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	53	54
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	50	51
Transocean, Inc.,
8.00%, 2/1/27 (1)	142	142
8.25%, 5/15/29 (1)	135	134
8.75%, 2/15/30 (1)	188	196
7.50%, 4/15/31	75	69
8.50%, 5/15/31 (1)	194	193
6.80%, 3/15/38	171	140
9.35%, 12/15/41	50	45
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 9/1/27	50	50
7.13%, 3/15/29 (1)	144	148
Valaris Ltd.,
8.38%, 4/30/30 (1)	284	293
Weatherford International Ltd.,
8.63%, 4/30/30 (1)	361	376
		3,202
Oil & Gas Supply Chain – 6.8%
Aethon United BR L.P./Aethon United Finance Corp.,
8.25%, 2/15/26 (1)	167	169
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 3/1/27 (1)	75	75
6.63%, 2/1/32 (1)	84	87
Antero Resources Corp.,
5.38%, 3/1/30 (1)	50	49
Apache Corp.,
5.10%, 9/1/40	100	89
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/1/27 (1)	93	111
8.25%, 12/31/28 (1)	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Oil & Gas Supply Chain – 6.8%continued
5.88%, 6/30/29 (1)	$45	$44
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 7/15/29 (1)	70	73
7.25%, 7/15/32 (1)	61	64
Buckeye Partners L.P.,
6.88%, 7/1/29 (1)	70	72
5.60%, 10/15/44	32	27
California Resources Corp.,
8.25%, 6/15/29 (1)	50	51
Chesapeake Energy Corp.,
5.50%, 2/1/26 (1)	50	50
6.75%, 4/15/29 (1)	125	127
Chord Energy Corp.,
6.38%, 6/1/26 (1)	50	50
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	75	75
6.38%, 6/15/26 (1)	75	75
8.38%, 1/15/29 (1)	243	253
Civitas Resources, Inc.,
5.00%, 10/15/26 (1)	50	49
8.38%, 7/1/28 (1)	28	29
8.63%, 11/1/30 (1)	119	126
8.75%, 7/1/31 (1)	134	142
CNX Midstream Partners L.P.,
4.75%, 4/15/30 (1)	51	48
CNX Resources Corp.,
6.00%, 1/15/29 (1)	50	50
7.38%, 1/15/31 (1)	50	52
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	126	123
6.75%, 3/1/29 (1)	29	28
5.88%, 1/15/30 (1)	285	266
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	265	260
Crescent Energy Finance LLC,
9.25%, 2/15/28 (1)	25	26
7.63%, 4/1/32 (1)	152	152
7.38%, 1/15/33 (1)	147	145
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	50	50
8.63%, 3/15/29 (1)	150	158
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 242 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Oil & Gas Supply Chain – 6.8%continued
DT Midstream, Inc.,
4.13%, 6/15/29 (1)	$75	$72
4.38%, 6/15/31 (1)	50	47
Encino Acquisition Partners Holdings LLC,
8.75%, 5/1/31 (1)	47	49
Energy Transfer L.P.,
(Variable, ICE LIBOR USD 3M + 4.16%), 6.63%, 2/15/28 (5) (6)	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 5/15/54 (5)	141	152
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.83%), 7.13%, 10/1/54 (5)	110	112
EnLink Midstream LLC,
5.63%, 1/15/28 (1)	25	26
5.38%, 6/1/29	50	51
EnLink Midstream Partners L.P.,
5.60%, 4/1/44	75	72
5.05%, 4/1/45	25	22
EQM Midstream Partners L.P.,
6.00%, 7/1/25 (1)	25	25
7.50%, 6/1/27 (1)	25	26
6.50%, 7/1/27 (1)	25	26
5.50%, 7/15/28	100	101
4.50%, 1/15/29 (1)	75	73
6.38%, 4/1/29 (1)	77	79
7.50%, 6/1/30 (1)	83	91
4.75%, 1/15/31 (1)	50	48
6.50%, 7/15/48	75	78
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	25	26
7.75%, 2/1/28	90	91
8.25%, 1/15/29	75	78
8.88%, 4/15/30	73	77
7.88%, 5/15/32	194	197
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	75	77
7.50%, 5/15/32 (1)	94	99
Hess Midstream Operations L.P.,
5.13%, 6/15/28 (1)	75	74
6.50%, 6/1/29 (1)	78	81
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Oil & Gas Supply Chain – 6.8%continued
5.50%, 10/15/30 (1)	$50	$50
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	25	25
5.75%, 2/1/29 (1)	51	50
6.00%, 4/15/30 (1)	52	51
6.00%, 2/1/31 (1)	100	97
8.38%, 11/1/33 (1)	209	225
6.88%, 5/15/34 (1)	106	106
Howard Midstream Energy Partners LLC,
8.88%, 7/15/28 (1)	141	150
7.38%, 7/15/32 (1)	119	123
ITT Holdings LLC,
6.50%, 8/1/29 (1)	231	219
Kinetik Holdings L.P.,
5.88%, 6/15/30 (1)	60	60
Kraken Oil & Gas Partners LLC,
7.63%, 8/15/29 (1)	50	50
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 8/1/26 (1)	75	75
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	100	110
Matador Resources Co.,
6.88%, 4/15/28 (1)	25	25
6.50%, 4/15/32 (1)	144	144
Murphy Oil Corp.,
6.38%, 7/15/28	84	85
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	49
New Fortress Energy, Inc.,
6.50%, 9/30/26 (1)	125	105
8.75%, 3/15/29 (1)	25	19
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 2/15/29 (1)	243	249
8.38%, 2/15/32 (1)	324	334
Northern Oil & Gas, Inc.,
8.13%, 3/1/28 (1)	378	381
8.75%, 6/15/31 (1)	99	103
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  243 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Oil & Gas Supply Chain – 6.8%continued
NuStar Logistics L.P.,
6.00%, 6/1/26	$25	$25
6.38%, 10/1/30	50	52
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	175	173
7.88%, 9/15/30 (1)	110	113
Permian Resources Operating LLC,
5.38%, 1/15/26 (1)	125	125
8.00%, 4/15/27 (1)	75	77
5.88%, 7/1/29 (1)	60	60
7.00%, 1/15/32 (1)	151	157
6.25%, 2/1/33 (1)	94	95
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 9.49%, 10/31/24 (6) (12)	75	75
Prairie Acquiror L.P.,
9.00%, 8/1/29 (1)	93	96
Range Resources Corp.,
8.25%, 1/15/29	50	52
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (1)	25	25
4.95%, 7/15/29 (1)	25	24
4.80%, 5/15/30 (1)	25	24
6.88%, 4/15/40 (1)	50	49
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp.,
7.88%, 11/1/28 (1)	93	97
SM Energy Co.,
6.75%, 8/1/29 (1)	25	25
7.00%, 8/1/32 (1)	25	25
Southwestern Energy Co.,
5.70%, 1/23/25	14	14
8.38%, 9/15/28	25	26
5.38%, 2/1/29	50	50
5.38%, 3/15/30	50	50
4.75%, 2/1/32	25	24
Summit Midstream Holdings LLC,
8.63%, 10/31/29 (1)	53	55
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	75	75
7.00%, 9/15/28 (1)	50	52
4.50%, 4/30/30	50	48
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Oil & Gas Supply Chain – 6.8%continued
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 1/15/28 (1)	$30	$29
7.38%, 2/15/29 (1)	196	198
6.00%, 12/31/30 (1)	78	74
6.00%, 9/1/31 (1)	50	47
Talos Production, Inc.,
9.00%, 2/1/29 (1)	90	93
9.38%, 2/1/31 (1)	111	114
TGNR Intermediate Holdings LLC,
5.50%, 10/15/29 (1)	90	85
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30 (1)	75	79
4.13%, 8/15/31 (1)	75	70
3.88%, 11/1/33 (1)	112	100
Venture Global LNG, Inc.,
8.13%, 6/1/28 (1)	150	156
9.50%, 2/1/29 (1)	518	584
8.38%, 6/1/31 (1)	298	315
9.88%, 2/1/32 (1)	498	553
Vital Energy, Inc.,
7.75%, 7/31/29 (1)	75	75
9.75%, 10/15/30	110	118
7.88%, 4/15/32 (1)	212	205
		12,789
Publishing & Broadcasting – 1.9%
Audacy Capital Corp.,
6.75%, 3/31/29 (1) (3) (10)	25	—
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	179	176
7.75%, 4/15/28 (1)	133	119
9.00%, 9/15/28 (1)	466	495
7.50%, 6/1/29 (1)	261	225
7.88%, 4/1/30 (1)	1,062	1,111
Gray Television, Inc.,
10.50%, 7/15/29 (1)	162	169
4.75%, 10/15/30 (1)	100	64
5.38%, 11/15/31 (1)	75	47
iHeartCommunications, Inc.,
6.38%, 5/1/26	21	19
8.38%, 5/1/27	50	27
5.25%, 8/15/27 (1)	100	68
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 244 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Publishing & Broadcasting – 1.9%continued
Lamar Media Corp.,
4.00%, 2/15/30	$75	$71
McGraw-Hill Education, Inc.,
8.00%, 8/1/29 (1)	330	331
News Corp.,
3.88%, 5/15/29 (1)	100	95
5.13%, 2/15/32 (1)	150	147
Scripps Escrow II, Inc.,
5.38%, 1/15/31 (1)	730	421
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	50	43
5.50%, 3/1/30 (1)	25	18
4.13%, 12/1/30 (1)	25	19
		3,665
Real Estate Investment Trusts – 2.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	37	36
Diversified Healthcare Trust,
9.75%, 6/15/25	55	55
Host Hotels & Resorts L.P.,
5.50%, 4/15/35	43	44
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32 (1)	318	307
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	25	25
5.25%, 3/15/28 (1)	50	50
5.00%, 7/15/28 (1)	25	25
7.00%, 2/15/29 (1)	25	26
5.25%, 7/15/30 (1)	130	128
4.50%, 2/15/31 (1)	100	95
5.63%, 7/15/32 (1)	42	42
MPT Operating Partnership L.P./MPT Finance Corp.,
2.50%, 3/24/26 [GBP]	100	121
5.25%, 8/1/26	100	95
5.00%, 10/15/27	125	112
4.63%, 8/1/29	258	208
3.50%, 3/15/31	100	73
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Real Estate Investment Trusts – 2.2%continued
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
5.88%, 10/1/28 (1)	$50	$50
4.88%, 5/15/29 (1)	75	73
7.00%, 2/1/30 (1)	70	73
Pebblebrook Hotel L.P./PEB Finance Corp.,
10/15/29 (1) (7)	49	49
RHP Hotel Properties L.P./RHP Finance Corp.,
7.25%, 7/15/28 (1)	50	52
4.50%, 2/15/29 (1)	61	59
6.50%, 4/1/32 (1)	280	289
RLJ Lodging Trust L.P.,
3.75%, 7/1/26 (1)	75	73
4.00%, 9/15/29 (1)	168	155
SBA Communications Corp.,
3.13%, 2/1/29	105	97
Service Properties Trust,
5.25%, 2/15/26	50	49
4.75%, 10/1/26	50	48
4.95%, 10/1/29	100	79
4.38%, 2/15/30	50	38
8.63%, 11/15/31 (1)	370	402
8.88%, 6/15/32	91	87
Starwood Property Trust, Inc.,
4/15/30 (1) (7)	17	17
6.00%, 4/15/30 (1)	75	75
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
6.00%, 1/15/30 (1)	25	21
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	530	566
10.50%, 2/15/28 (1)	84	90
4.75%, 4/15/28 (1)	25	23
6.50%, 2/15/29 (1)	75	65
VICI Properties L.P.,
5.63%, 5/15/52	7	7
VICI Properties L.P./VICI Note Co., Inc.,
3.75%, 2/15/27 (1)	25	24
4.63%, 12/1/29 (1)	75	74
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  245 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Real Estate Investment Trusts – 2.2%continued
XHR L.P.,
6.38%, 8/15/25 (1)	$25	$25
4.88%, 6/1/29 (1)	50	48
		4,150
Real Estate Owners & Developers – 0.2%
Greystar Real Estate Partners LLC,
7.75%, 9/1/30 (1)	50	53
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	125	123
4.13%, 2/1/29 (1)	50	47
4.38%, 2/1/31 (1)	42	39
Kennedy-Wilson, Inc.,
4.75%, 2/1/30	50	45
		307
Real Estate Services – 0.4%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.,
7.00%, 4/15/30 (1)	159	148
7.00%, 4/15/30	86	80
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29 (1)	50	42
CoreLogic, Inc.,
4.50%, 5/1/28 (1)	242	228
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	70	70
8.88%, 9/1/31 (1)	107	117
Newmark Group, Inc.,
7.50%, 1/12/29	25	27
		712
Renewable Energy – 0.0%
EnerSys,
6.63%, 1/15/32(1)	25	26
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.25%, 3/15/26 (1)	75	73
7.50%, 3/15/26 (1)	25	25
4.63%, 1/15/27 (1)	100	97
6.50%, 2/15/28 (1)	100	102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Retail - Consumer Staples – 0.3%continued
3.50%, 3/15/29 (1)	$90	$84
4.88%, 2/15/30 (1)	75	74
Arko Corp.,
5.13%, 11/15/29 (1)	25	23
Ingles Markets, Inc.,
4.00%, 6/15/31 (1)	100	91
Rite Aid Corp.,
8.00%, 11/15/26 (1) (3) (10) (11)	75	20
		589
Retail - Discretionary – 2.9%
American Builders & Contractors Supply Co., Inc.,
4.00%, 1/15/28 (1)	25	24
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	25	24
4.75%, 3/1/30	25	24
5.00%, 2/15/32 (1)	2	2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (1)	50	50
4.75%, 4/1/28 (1)	75	70
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	15	15
6.63%, 10/1/30 (1)	100	102
6.75%, 7/1/36	100	103
BCPE Ulysses Intermediate, Inc.,
7.75%, (100% Cash), 4/1/27 (1) (8)	25	25
Beacon Roofing Supply, Inc.,
4.50%, 11/15/26 (1)	100	98
4.13%, 5/15/29 (1)	25	23
6.50%, 8/1/30 (1)	146	151
Builders FirstSource, Inc.,
5.00%, 3/1/30 (1)	175	172
4.25%, 2/1/32 (1)	200	185
6.38%, 6/15/32 (1)	100	104
6.38%, 3/1/34 (1)	94	98
Carvana Co.,
13.00%, 6/1/30 (1) (8)	106	115
14.00%, 6/1/31 (1) (8)	287	339
Champions Financing, Inc.,
8.75%, 2/15/29 (1)	42	43
Cougar JV Subsidiary LLC,
8.00%, 5/15/32 (1)	41	43
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 246 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Retail - Discretionary – 2.9%continued
Evergreen Acqco 1 L.P./TVI, Inc.,
9.75%, 4/26/28 (1)	$19	$20
Foundation Building Materials, Inc.,
6.00%, 3/1/29 (1)	25	22
Gap (The), Inc.,
3.63%, 10/1/29 (1)	25	23
3.88%, 10/1/31 (1)	25	22
GYP Holdings III Corp.,
4.63%, 5/1/29 (1)	68	65
Hertz (The) Corp.,
4.63%, 12/1/26 (1)	25	20
5.00%, 12/1/29 (1)	25	16
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	25	24
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	50	47
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	137	132
8.25%, 8/1/31 (1)	105	111
Liberty Interactive LLC,
8.25%, 2/1/30	25	13
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	125	122
3.88%, 6/1/29 (1)	50	47
Macy's Retail Holdings LLC,
5.88%, 4/1/29 (1)	21	21
4.50%, 12/15/34	50	42
5.13%, 1/15/42	125	96
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1)	175	168
Michaels (The) Cos., Inc.,
7.88%, 5/1/29 (1)	25	14
Nordstrom, Inc.,
4.38%, 4/1/30	25	23
Patrick Industries, Inc.,
4.75%, 5/1/29 (1)	75	71
QVC, Inc.,
4.45%, 2/15/25	25	25
4.75%, 2/15/27	25	23
5.45%, 8/15/34	25	16
Sally Holdings LLC/Sally Capital, Inc.,
6.75%, 3/1/32	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Retail - Discretionary – 2.9%continued
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	$50	$47
4.88%, 11/15/31 (1)	50	46
Specialty Building Products Holdings LLC/SBP Finance Corp.,
6.38%, 9/30/26 (1)	530	528
Staples, Inc.,
10.75%, 9/1/29 (1)	144	140
12.75%, 1/15/30 (1)	88	72
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	25	22
Victra Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	100	101
Wand NewCo 3, Inc.,
7.63%, 1/30/32 (1)	796	839
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	459	463
White Cap Parent LLC,
8.25%, (100% Cash), 3/15/26 (1) (8)	198	198
		5,475
Semiconductors – 0.3%
Amkor Technology, Inc.,
6.63%, 9/15/27 (1)	25	25
Coherent Corp.,
5.00%, 12/15/29 (1)	224	219
Entegris, Inc.,
4.75%, 4/15/29 (1)	111	109
5.95%, 6/15/30 (1)	25	26
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	75	72
Synaptics, Inc.,
4.00%, 6/15/29 (1)	76	72
		523
Software – 3.2%
Alteryx, Inc.,
8.75%, 3/15/28 (1)	25	25
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	1,487	1,428
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	91	90
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  247 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Software – 3.2%continued
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	$115	$122
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	50	21
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8.00%, 6/15/29 (1)	70	73
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	143	146
Clarivate Science Holdings Corp.,
3.88%, 7/1/28 (1)	206	198
4.88%, 7/1/29 (1)	113	109
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	641	638
9.00%, 9/30/29 (1)	829	844
8.25%, 6/30/32 (1)	478	500
Consensus Cloud Solutions, Inc.,
6.50%, 10/15/28 (1)	25	25
Elastic N.V.,
4.13%, 7/15/29 (1)	78	73
Gen Digital, Inc.,
6.75%, 9/30/27 (1)	50	51
7.13%, 9/30/30 (1)	75	79
GoTo Group, Inc.,
5.50%, 5/1/28 (1)	24	19
5.50%, 5/1/28 (1)	34	10
McAfee Corp.,
7.38%, 2/15/30 (1)	193	188
Rocket Software, Inc.,
9.00%, 11/28/28 (1)	75	78
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	150	150
6.50%, 6/1/32 (1)	310	320
Twilio, Inc.,
3.63%, 3/15/29	22	20
3.88%, 3/15/31	80	74
UKG, Inc.,
6.88%, 2/1/31 (1)	596	616
Veritas U.S., Inc./Veritas Bermuda Ltd.,
7.50%, 9/1/25 (1)	98	92
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 2/1/29 (1)	44	41
		6,030
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Specialty Finance – 3.4%
Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	$200	$183
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (5) (6)	75	65
6.70%, 2/14/33	25	26
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27 (1)	75	70
Block, Inc.,
2.75%, 6/1/26	73	71
3.50%, 6/1/31	6	5
6.50%, 5/15/32 (1)	374	389
Boost Newco Borrower LLC,
7.50%, 1/15/31 (1)	200	215
Bread Financial Holdings, Inc.,
9.75%, 3/15/29 (1)	69	73
CPI CG, Inc.,
10.00%, 7/15/29 (1)	25	26
Dun & Bradstreet (The) Corp.,
5.00%, 12/15/29 (1)	104	104
Enact Holdings, Inc.,
6.25%, 5/28/29	18	19
Fair Isaac Corp.,
4.00%, 6/15/28 (1)	17	16
FirstCash, Inc.,
4.63%, 9/1/28 (1)	50	48
5.63%, 1/1/30 (1)	25	25
6.88%, 3/1/32 (1)	75	77
Fortress Transportation and Infrastructure Investors LLC,
9.75%, 8/1/27 (1)	25	26
5.50%, 5/1/28 (1)	133	132
7.88%, 12/1/30 (1)	136	147
7.00%, 5/1/31 (1)	317	334
7.00%, 6/15/32 (1)	161	169
Freedom Mortgage Corp.,
7.63%, 5/1/26 (1)	75	76
6.63%, 1/15/27 (1)	125	125
12.25%, 10/1/30 (1)	26	29
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	110	114
9.13%, 5/15/31 (1)	55	57
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 248 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Specialty Finance – 3.4%continued
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	$50	$50
9.50%, 2/15/29 (1)	75	80
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	72	70
4.75%, 6/15/29 (1)	50	49
7.00%, 7/15/31 (1)	70	74
LD Holdings Group LLC,
8.75%, 11/1/27 (1)	17	16
6.13%, 4/1/28 (1)	50	44
Nationstar Mortgage Holdings, Inc.,
5.00%, 2/1/26 (1)	214	213
6.00%, 1/15/27 (1)	25	25
5.50%, 8/15/28 (1)	50	50
6.50%, 8/1/29 (1)	178	181
5.13%, 12/15/30 (1)	58	56
5.75%, 11/15/31 (1)	46	45
7.13%, 2/1/32 (1)	212	221
Navient Corp.,
6.75%, 6/25/25	125	126
6.75%, 6/15/26	75	77
5.00%, 3/15/27	50	50
5.50%, 3/15/29	116	113
9.38%, 7/25/30	132	146
11.50%, 3/15/31	50	57
5.63%, 8/1/33	25	22
OneMain Finance Corp.,
7.13%, 3/15/26	125	128
3.50%, 1/15/27	23	22
6.63%, 1/15/28	75	76
9.00%, 1/15/29	50	53
5.38%, 11/15/29	42	40
7.88%, 3/15/30	187	195
4.00%, 9/15/30	112	100
7.50%, 5/15/31	72	74
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29 (1)	50	47
PennyMac Financial Services, Inc.,
4.25%, 2/15/29 (1)	50	48
7.88%, 12/15/29 (1)	117	125
7.13%, 11/15/30 (1)	56	58
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Specialty Finance – 3.4%continued
5.75%, 9/15/31 (1)	$100	$98
PRA Group, Inc.,
8.38%, 2/1/28 (1)	50	52
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	25	25
Rithm Capital Corp.,
8.00%, 4/1/29 (1)	75	76
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26 (1)	99	95
3.88%, 3/1/31 (1)	117	108
4.00%, 10/15/33 (1)	197	176
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
4.63%, 11/1/26 (1)	10	10
SLM Corp.,
3.13%, 11/2/26	197	189
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	37	39
Synchrony Financial,
7.25%, 2/2/33	50	52
United Wholesale Mortgage LLC,
5.75%, 6/15/27 (1)	25	25
5.50%, 4/15/29 (1)	100	97
World Acceptance Corp.,
7.00%, 11/1/26 (1)	25	24
		6,418
Steel – 2.2%
ATI, Inc.,
5.88%, 12/1/27	838	837
4.88%, 10/1/29	53	51
7.25%, 8/15/30	97	103
5.13%, 10/1/31	151	147
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	157	159
Carpenter Technology Corp.,
6.38%, 7/15/28	75	76
7.63%, 3/15/30	73	76
Cleveland-Cliffs, Inc.,
5.88%, 6/1/27	50	50
6.75%, 4/15/30 (1)	25	25
4.88%, 3/1/31 (1)	50	46
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  249 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Steel – 2.2%continued
Commercial Metals Co.,
4.13%, 1/15/30	$25	$24
4.38%, 3/15/32	25	24
Specialty Steel Supply, Inc.,
15.39%, 11/15/26 (1) (10) (11)	2,490	2,490
TMS International Corp.,
6.25%, 4/15/29 (1)	25	24
		4,132
Technology – 0.1%
CDW LLC/CDW Finance Corp.,
5.55%, 8/22/34	35	36
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
6.75%, 8/15/32 (1)	233	243
		279
Technology Hardware – 0.9%
CommScope LLC,
6.00%, 3/1/26 (1)	25	24
8.25%, 3/1/27 (1)	50	45
7.13%, 7/1/28 (1)	100	83
4.75%, 9/1/29 (1)	129	108
CommScope Technologies LLC,
6.00%, 6/15/25 (1)	38	37
5.00%, 3/15/27 (1)	25	21
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	75	79
Imola Merger Corp.,
4.75%, 5/15/29 (1)	340	332
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	188	207
NCR Voyix Corp.,
5.00%, 10/1/28 (1)	50	49
5.13%, 4/15/29 (1)	30	29
Seagate HDD Cayman,
8.25%, 12/15/29	55	60
4.13%, 1/15/31	105	97
8.50%, 7/15/31	62	68
9.63%, 12/1/32	73	84
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	75	71
Viasat, Inc.,
6.50%, 7/15/28 (1)	25	20
7.50%, 5/30/31 (1)	25	17
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Technology Hardware – 0.9%continued
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	$31	$28
Western Digital Corp.,
4.75%, 2/15/26	25	25
Xerox Holdings Corp.,
5.00%, 8/15/25 (1)	17	17
8.88%, 11/30/29 (1)	25	23
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	73	76
		1,600
Telecommunications – 1.8%
Cogent Communications Group LLC,
7.00%, 6/15/27 (1)	75	76
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.,
7.00%, 6/15/27 (1)	25	25
Embarq Corp.,
8.00%, 6/1/36	50	22
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	171	172
5.00%, 5/1/28 (1)	163	162
6.75%, 5/1/29 (1)	125	126
5.88%, 11/1/29	40	40
6.00%, 1/15/30 (1)	75	75
8.75%, 5/15/30 (1)	432	460
8.63%, 3/15/31 (1)	81	87
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	50	44
Intelsat Jackson Holdings S.A.,
6.50%, 3/15/30 (1)	25	24
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	25	22
4.25%, 7/1/28 (1)	50	40
3.63%, 1/15/29 (1)	100	70
10.50%, 4/15/29 (1)	214	233
4.88%, 6/15/29 (1)	170	143
3.75%, 7/15/29 (1)	25	17
11.00%, 11/15/29 (1)	330	365
4.50%, 4/1/30 (1)	25	19
10.50%, 5/15/30 (1)	363	391
10.75%, 12/15/30 (1)	59	65
4.00%, 4/15/31 (1)	25	18
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 250 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Telecommunications – 1.8%continued
Lumen Technologies, Inc.,
4.00%, 2/15/27 (1)	$50	$43
4.13%, 4/15/29 (1)	60	50
4.13%, 4/15/30 (1)	60	48
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	75	75
Zayo Group Holdings, Inc.,
4.00%, 3/1/27 (1)	447	400
6.13%, 3/1/28 (1)	189	157
		3,469
Total Other Industrial – 0.0%
Arcosa, Inc.,
6.88%, 8/15/32(1)	36	38
Transportation – 0.1%
JetBlue Airways Corp./JetBlue Loyalty L.P.,
9.88%, 9/20/31(1)	125	132
Transportation & Logistics – 0.7%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	50	50
American Airlines, Inc.,
7.25%, 2/15/28 (1)	50	51
8.50%, 5/15/29 (1)	218	231
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	15	15
5.75%, 4/20/29 (1)	175	175
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	25	23
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	141	145
GN Bondco LLC,
9.50%, 10/15/31 (1)	74	78
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
11.00%, 4/15/29 (1)	46	46
Rand Parent LLC,
8.50%, 2/15/30 (1)	86	88
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25 (1)	30	16
8.00%, 9/20/25 (1)	25	14
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Transportation & Logistics – 0.7%continued
United Airlines Pass Through Trust, Series 2020-1, Class A,
5.88%, 10/15/27	$12	$13
United Airlines, Inc.,
4.38%, 4/15/26 (1)	25	25
4.63%, 4/15/29 (1)	210	203
Watco Cos. LLC/Watco Finance Corp.,
7.13%, 8/1/32 (1)	78	81
XPO, Inc.,
6.25%, 6/1/28 (1)	50	51
7.13%, 6/1/31 (1)	25	26
7.13%, 2/1/32 (1)	25	26
		1,357
Transportation Equipment – 0.1%
Allison Transmission, Inc.,
4.75%, 10/1/27 (1)	25	25
3.75%, 1/30/31 (1)	50	45
JB Poindexter & Co., Inc.,
8.75%, 12/15/31 (1)	50	53
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	75	79
Wabash National Corp.,
4.50%, 10/15/28 (1)	58	53
		255
Wholesale - Consumer Staples – 0.7%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	21
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.,
9.00%, 2/15/29 (1)	93	97
Performance Food Group, Inc.,
4.25%, 8/1/29 (1)	159	151
U.S. Foods, Inc.,
6.88%, 9/15/28 (1)	50	52
4.75%, 2/15/29 (1)	125	122
4.63%, 6/1/30 (1)	218	211
7.25%, 1/15/32 (1)	565	598
United Natural Foods, Inc.,
6.75%, 10/15/28 (1)	42	40
		1,292
Wholesale - Discretionary – 0.1%
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28 (1)	75	75
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  251 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Wholesale - Discretionary – 0.1%continued
OPENLANE, Inc.,
5.13%, 6/1/25 (1)	$14	$14
Verde Purchaser LLC,
10.50%, 11/30/30 (1)	25	27
		116
Total Corporate Bonds
(Cost $148,457)		149,832

FOREIGN ISSUER BONDS – 9.0%
Aerospace & Defense – 0.7%
Bombardier, Inc.,
7.88%, 4/15/27 (1)	103	103
6.00%, 2/15/28 (1)	144	145
7.50%, 2/1/29 (1)	25	26
8.75%, 11/15/30 (1)	221	243
7.25%, 7/1/31 (1)	86	91
7.00%, 6/1/32 (1)	76	80
F-Brasile S.p.A./F-Brasile U.S. LLC,
7.38%, 8/15/26 (1)	670	668
		1,356
Automotive – 0.1%
ZF North America Capital, Inc.,
6.88%, 4/14/28(1)	150	152
Banking – 0.3%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (5) (6)	200	179
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (5) (6)	200	225
Intesa Sanpaolo S.p.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%), 4.20%, 6/1/32 (1) (5)	200	179
		583
Basic Industry – 0.0%
Cerdia Finanz GmbH,
10/3/31 (1) (7)	25	25
Coronado Finance Pty. Ltd.,
10/1/29 (1) (7)	25	26
		51
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.0% continued
Beverages – 0.1%
Primo Water Holdings, Inc.,
4.38%, 4/30/29(1)	$100	$96
Biotechnology & Pharmaceuticals – 0.1%
1375209 B.C. Ltd.,
9.00%, 1/30/28 (1)	72	71
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	127	122
4.10%, 10/1/46	25	19
		212
Cable & Satellite – 0.1%
Sunrise FinCo I B.V.,
4.88%, 7/15/31 (1)	200	189
Videotron Ltd.,
3.63%, 6/15/29 (1)	50	48
		237
Chemicals – 0.2%
Methanex Corp.,
5.13%, 10/15/27	25	25
NOVA Chemicals Corp.,
5.25%, 6/1/27 (1)	25	25
8.50%, 11/15/28 (1)	125	133
4.25%, 5/15/29 (1)	25	23
9.00%, 2/15/30 (1)	50	54
		260
Commercial Support Services – 0.3%
Garda World Security Corp.,
4.63%, 2/15/27 (1)	89	87
9.50%, 11/1/27 (1)	44	44
7.75%, 2/15/28 (1)	148	154
6.00%, 6/1/29 (1)	99	95
8.25%, 8/1/32 (1)	172	176
Wrangler Holdco Corp.,
6.63%, 4/1/32 (1)	31	32
		588
Communications – 0.1%
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
9.00%, 9/15/29(1)	200	194
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 252 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.0% continued
Consumer Cyclical – 0.1%
1011778 B.C. ULC/New Red Finance, Inc.,
5.63%, 9/15/29 (1)	$38	$38
Parkland Corp.,
6.63%, 8/15/32 (1)	47	48
		86
Containers & Packaging – 0.4%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27 (1) (8)	200	44
Intelligent Packaging Holdco Issuer L.P.,
9.00%, (100% Cash), 1/15/26 (1) (8)	25	25
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
6.00%, 9/15/28 (1)	595	590
9/15/28 (1) (7)	10	10
		669
Electric Utilities – 0.0%
TransAlta Corp.,
7.75%, 11/15/29	25	26
Electrical Equipment – 0.4%
TK Elevator Holdco GmbH,
6.63%, 7/15/28 [EUR](9)	90	100
7.63%, 7/15/28 (1)	400	402
TK Elevator Midco GmbH,
4.38%, 7/15/27 [EUR](9)	100	111
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	200	198
		811
Energy – 0.1%
AltaGas Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.57%), 7.20%, 10/15/54 (1) (5)	64	65
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.0% continued
Energy – 0.1%continued
South Bow Canadian Infrastructure Holdings Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.67%), 7.50%, 3/1/55 (1) (5)	$80	$84
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.95%), 7.63%, 3/1/55 (1) (5)	48	50
		199
Finance Companies – 0.1%
GGAM Finance Ltd.,
5.88%, 3/15/30 (1)	93	93
Global Aircraft Leasing Co. Ltd.,
8.75%, 9/1/27 (1)	50	51
		144
Forestry, Paper & Wood Products – 0.0%
Mercer International, Inc.,
5.13%, 2/1/29	25	21
Gas & Water Utilities – 0.0%
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29(1)	50	47
Home Construction – 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1)	151	145
4.88%, 2/15/30 (1)	25	24
Empire Communities Corp.,
9.75%, 5/1/29 (1)	65	69
Mattamy Group Corp.,
5.25%, 12/15/27 (1)	23	23
4.63%, 3/1/30 (1)	140	134
		395
Household Products – 0.0%
Kronos Acquisition Holdings, Inc.,
8.25%, 6/30/31(1)	12	12
Industrial Support Services – 0.0%
Ritchie Bros. Holdings, Inc.,
6.75%, 3/15/28(1)	50	52
Insurance – 1.0%
Ardonagh Finco Ltd.,
7.75%, 2/15/31 (1)	200	207
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  253 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.0% continued
Insurance – 1.0%continued
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	$200	$207
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
7.25%, 2/15/31 (1)	384	398
8.13%, 2/15/32 (1)	213	219
Jones Deslauriers Insurance Management, Inc.,
8.50%, 3/15/30 (1)	676	723
10.50%, 12/15/30 (1)	103	112
		1,866
IT Services – 0.1%
CA Magnum Holdings,
5.38%, 10/31/26(1)	200	197
Leisure Facilities & Services – 0.5%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28 (1)	50	48
6.13%, 6/15/29 (1)	25	26
4.00%, 10/15/30 (1)	370	341
Melco Resorts Finance Ltd.,
5.38%, 12/4/29 (1)	200	187
Wynn Macau Ltd.,
5.63%, 8/26/28 (1)	400	388
		990
Machinery – 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	232	242
Metals & Mining – 1.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	2,060	1,851
ERO Copper Corp.,
6.50%, 2/15/30 (1)	29	29
First Quantum Minerals Ltd.,
9.38%, 3/1/29 (1)	200	212
FMG Resources Pty. Ltd., Series 2006,
5.88%, 4/15/30 (1)	25	25
4.38%, 4/1/31 (1)	150	140
6.13%, 4/15/32 (1)	100	102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.0% continued
Metals & Mining – 1.5%continued
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	$25	$25
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	25
Mineral Resources Ltd.,
8.13%, 5/1/27 (1)	50	51
8.00%, 11/1/27 (1)	50	51
9.25%, 10/1/28 (1)	10	11
8.50%, 5/1/30 (1)	50	52
New Gold, Inc.,
7.50%, 7/15/27 (1)	196	200
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	25	26
		2,800
Oil & Gas Services & Equipment – 0.2%
Borr IHC Ltd./Borr Finance LLC,
10.00%, 11/15/28 (1)	193	200
Enerflex Ltd.,
9.00%, 10/15/27 (1)	115	119
Precision Drilling Corp.,
7.13%, 1/15/26 (1)	47	47
6.88%, 1/15/29 (1)	25	25
		391
Oil & Gas Supply Chain – 0.8%
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	116	120
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%), 7.20%, 6/27/54 (5)	35	37
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.12%), 7.38%, 3/15/55 (5)	43	45
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.43%), 8.50%, 1/15/84 (5)	50	56
Energean Israel Finance Ltd.,
5.38%, 3/30/28	25	22
5.88%, 3/30/31	25	21
Leviathan Bond Ltd.,
6.13%, 6/30/25	25	25
Northriver Midstream Finance L.P.,
6.75%, 7/15/32 (1)	85	88
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 254 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.0% continued
Oil & Gas Supply Chain – 0.8%continued
OGX Austria GmbH,
8.50%, 6/1/18 (1) (3) (10) (11)	$2,420	$—
8.38%, 4/1/22 (1) (3) (10) (11)	1,800	—
Parkland Corp.,
5.88%, 7/15/27 (1)	25	25
4.50%, 10/1/29 (1)	150	142
4.63%, 5/1/30 (1)	50	47
Saturn Oil & Gas, Inc.,
9.63%, 6/15/29 (1)	23	23
Teine Energy Ltd.,
6.88%, 4/15/29 (1)	810	797
Vermilion Energy, Inc.,
6.88%, 5/1/30 (1)	50	50
		1,498
Software – 0.2%
Dye & Durham Ltd.,
8.63%, 4/15/29 (1)	25	26
Open Text Corp.,
6.90%, 12/1/27 (1)	25	26
3.88%, 2/15/28 (1)	50	48
3.88%, 12/1/29 (1)	50	47
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	75	70
4.13%, 12/1/31 (1)	125	115
		332
Specialty Finance – 0.2%
GGAM Finance Ltd.,
8.00%, 2/15/27 (1)	26	27
8.00%, 6/15/28 (1)	37	40
6.88%, 4/15/29 (1)	81	84
goeasy Ltd.,
9.25%, 12/1/28 (1)	25	27
7.63%, 7/1/29 (1)	75	78
Macquarie Airfinance Holdings Ltd.,
8.38%, 5/1/28 (1)	25	26
6.40%, 3/26/29 (1)	40	42
8.13%, 3/30/29 (1)	49	52
6.50%, 3/26/31 (1)	60	63
		439
Steel – 0.0%
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.0% continued
Telecommunications – 0.9%
Altice Financing S.A.,
5.75%, 8/15/29 (1)	$260	$209
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	200	69
6.00%, 2/15/28 (1)	200	62
Altice France S.A.,
8.13%, 2/1/27 (1)	200	164
5.50%, 1/15/28 (1)	370	269
Digicel Group Holdings Ltd.,
0.00%, 12/31/30 (1) (2) (10) (11)	28	2
0.00%, 12/31/30 (1) (2) (10) (11) (13)	—	—
0.00%, 12/31/30 (1) (2) (4) (10) (11)	9	—
Iliad Holding SASU,
6.50%, 10/15/26 (1)	211	213
Optics Bidco S.p.A.,
7.20%, 7/18/36 (1)	200	215
Telecom Italia Capital S.A.,
6.38%, 11/15/33	75	77
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	25	12
4.88%, 6/1/27 (1)	50	23
6.50%, 10/15/27 (1)	25	8
Vmed O2 UK Financing I PLC,
4.75%, 7/15/31 (1)	200	178
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (5)	75	79
		1,580
Transportation & Logistics – 0.2%
Air Canada,
3.88%, 8/15/26 (1)	80	78
Seaspan Corp.,
5.50%, 8/1/29 (1)	75	71
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	100	98
6.38%, 2/1/30 (1)	50	43
		290
Total Foreign Issuer Bonds
(Cost $20,930)		16,841

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  255 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 4.5% (12)
Advertising & Marketing – 0.0%
Neptune BidCo U.S., Inc., Dollar Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 10.40%, 4/11/29	$50	$47
Aerospace & Defense – 0.0%
Bleriot U.S. Bidco, Inc., 2024 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.85%, 10/31/30	23	23
Ovation Parent, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%, 0.75% Floor), 8.10%, 4/21/31	15	15
		38
Asset Management – 0.1%
CPI Holdco B LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.00%), 6.85%, 5/17/31	37	37
GN Loanco LLC, Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.75% Floor), 9.75%, 12/19/30	49	48
		85
Biotechnology – 0.1%
Grant Thornton Advisors LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 8.10%, 6/2/31	40	40
Gulfside Supply, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 8.29%, 6/17/31	11	11
PG Polaris Bidco S.a.r.l., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 8.10%, 3/26/31	22	22
Planview Parent, Inc., 2024-A Incremental Loan,
(Floating, CME Term SOFR USD 3M + 6.00%, 0.75% Floor), 10.60%, 12/18/28	1	1
		74
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Biotechnology & Pharmaceuticals – 0.1%
Amneal Pharmaceuticals LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 5.50%), 10.35%, 5/4/28	$7	$7
Endo Finance Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.78%, 4/23/31	92	92
Mallinckrodt International Finance S.A., First-Out Term Loan,
(Floating, CME Term SOFR USD 1M + 7.50%, 4.50% Floor), 12.42%, 11/14/28	10	10
Organon & Co., 2024 Refinancing Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 7.46%, 5/19/31	3	3
		112
Cable & Satellite – 0.0%
CSC Holdings LLC, September 2019 Initial Term Loan,
(Floating, Synthetic LIBOR USD 6M + 2.50%), 7.17%, 4/15/27	5	5
Radiate Holdco LLC, Amendment No. 6 Term B Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.75% Floor), 8.21%, 9/25/26	31	26
		31
Capital Goods – 0.1%
Hobbs & Associates LLC, Closing Date Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 8.10%, 7/23/31	19	19
Hobbs & Associates LLC, Delayed Draw Term Loan,
7/23/31 (14) (15)	2	2
Madison Safety & Flow LLC, Initial Term Loan,
9/26/31 (15)	23	23
WEC U.S. Holdings Ltd., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%), 7.60%, 1/27/31	11	11
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 256 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Capital Goods – 0.1%continued
Wilsonart LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 8.85%, 8/5/31	$58	$57
		112
Chemicals – 0.2%
Chemours Co. The, Tranche B-3 US$ Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.35%, 8/18/28	33	33
Discovery Purchaser Corp., Initial Term Loan,
10/4/29 (15)	3	3
(Floating, CME Term SOFR USD 3M + 4.38%, 0.50% Floor), 9.69%, 10/4/29	173	172
Herens Holdco S.a.r.l., Facility B,
(Floating, CME Term SOFR USD 3M + 3.93%, 0.75% Floor), 8.63%, 7/3/28	34	32
Momentive Performance Materials, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%), 9.35%, 3/29/28 (16)	68	68
		308
Commercial Support Services – 0.1%
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.70%, 5/12/28	67	66
Ensemble RCM LLC, Term B Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 8.25%, 8/1/29	26	26
GFL Environmental, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 2.00%, 0.50% Floor), 7.32%, 7/3/31	14	14
		106
Communications – 0.0%
Windstream Services LLC, Term Loan B,
9/25/31(15)	49	49
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Construction Materials – 0.0%
MI Windows and Doors LLC, Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 8.35%, 3/28/31	$25	$25
Consumer Cyclical – 0.0%
Motion Acquisition Limited, Facility B,
(Floating, CME Term SOFR USD 3M + 3.50%), 8.10%, 11/12/29	20	20
Containers & Packaging – 0.0%
Mauser Packaging Solutions Holding Co., Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 8.70%, 4/15/27	19	19
Trident TPI Holdings, Inc., Tranche B-6 Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%, 0.50% Floor), 8.60%, 9/15/28	18	18
		37
E-Commerce Discretionary – 0.0%
CNT Holdings I Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%, 0.75% Floor), 8.75%, 11/8/27	22	22
Electric – 0.0%
Alpha Generation LLC, Initial Term B Loan,
9/30/31(15)	50	50
Electric Utilities – 0.0%
Lightning Power LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 8.35%, 8/18/31	25	25
Electrical Equipment – 0.1%
EMRLD Borrower L.P., Second Amendment Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%), 7.56%, 8/4/31	22	22
Indicor LLC, Tranche C Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor), 7.85%, 11/22/29	27	27
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  257 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Electrical Equipment – 0.1%continued
TK Elevator Midco GmbH, Facility B2,
(Floating, CME Term SOFR USD 6M + 3.50%, 0.50% Floor), 8.59%, 4/30/30	$121	$122
		171
Engineering & Construction – 0.1%
Brand Industrial Services, Inc., Tranche C Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.75%, 8/1/30	120	116
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 10.25%, 2/10/27	47	30
Food – 0.0%
Chobani LLC, 2023 Additional Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%), 8.60%, 10/25/27	40	40
Health Care Facilities & Services – 0.2%
Gainwell Acquisition Corp., Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 8.70%, 10/1/27	124	118
LifePoint Health, Inc. , 2024 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.96%, 5/17/31	30	30
LifePoint Health, Inc. , 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 10.05%, 11/16/28	30	30
LifePoint Health, Inc. , Term Loan B,
5/16/31 (15)	40	40
Parexel International, Inc., Fifth Amendment Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 7.85%, 11/15/28	10	10
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Health Care Facilities & Services – 0.2%continued
Star Parent, Inc., Term Loan,
9/27/30 (15)	$30	$29
(Floating, CME Term SOFR USD 3M + 3.75%), 8.35%, 9/27/30	35	34
		291
Home & Office Products – 0.1%
Hunter Douglas Holding B.V., Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 8.57%, 2/26/29	83	82
SWF Holdings I Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%, 0.75% Floor), 8.96%, 10/6/28	126	104
		186
Home Construction – 0.0%
Chariot Buyer LLC, Amendment No. 2 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.35%, 11/3/28	36	36
Cornerstone Building Brands, Inc., Tranche C Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%, 0.50% Floor), 9.60%, 5/15/31	16	16
		52
Household Products – 0.0%
KDC/ONE Development Corp., Inc., 2024 Refinancing Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%), 9.36%, 8/15/28	42	42
Industrial Intermediate Products – 0.0%
Chromalloy Corp., Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%), 9.08%, 3/27/31	65	62
Industrial Support Services – 0.0%
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 8.85%, 12/11/28	15	15
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 258 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Industrial Support Services – 0.0%continued
UNITED SITE SERVICES/ VORTEX OPCO, 0,
(Floating, CME Term SOFR USD 3M + 4.25%), 9.76%, 12/17/28	$60	$42
		57
Institutional Financial Services – 0.0%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan,
(Floating, CME Term SOFR USD 3M + 6.75%), 11.62%, 4/7/28	75	73
Insurance – 0.5%
Alliant Holdings Intermediate LLC, Initial Term Loan,
9/19/31 (15)	24	24
AssuredPartners, Inc., 2024 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.35%, 2/14/31	59	58
Asurion LLC, New B-4 Term Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 10.21%, 1/20/29	600	553
Truist Insurance Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.85%, 5/6/31	114	114
(Floating, CME Term SOFR USD 3M + 4.75%), 9.35%, 5/6/32	209	213
		962
Internet Media & Services – 0.2%
Endurance International Group Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 8.81%, 2/10/28	24	21
MH Sub I LLC , 2023 May Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 9.10%, 5/3/28	170	168
Stubhub Holdco Sub LLC, Extended USD Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.75%), 9.60%, 3/15/30	104	104
		293
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
IT Services – 0.3%
Amentum Holdings, Inc., Initial Term Loan,
9/29/31 (15)	$149	$149
Fortress Intermediate 3, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%), 8.60%, 6/27/31	153	153
Peraton Corp., Term B-1 Loan,
(Floating, CME Term SOFR USD 3M + 7.75%, 0.75% Floor), 12.97%, 2/1/29	126	118
Vericast Corp., 2024 Extended Term Loan,
(Floating, CME SOFR USD 3M + 7.75%), 12.35%, 6/15/30	53	51
		471
Leisure Facilities & Services – 0.1%
1011778 BC Unlimited Liability Co., Term B-6 Loan,
(Floating, CME Term SOFR USD 1M + 1.75%), 6.60%, 9/20/30	47	46
Bally's Corp., Term B Facility Loan,
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor), 8.79%, 10/2/28	21	20
City Football Group Limited, Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 7.97%, 7/21/30	37	36
Entain PLC, Facility B3,
(Floating, CME Term SOFR USD 6M + 2.75%, 0.50% Floor), 8.01%, 10/31/29	27	27
OVG Business Services LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.85%, 6/25/31	19	19
Raptor Acquisition Corp., Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 9.01%, 11/1/26	24	24
Sabre GLBL, Inc., 2021 Other Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.46%, 12/17/27	5	4
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  259 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Leisure Facilities & Services – 0.1%continued
Sabre GLBL, Inc., 2021 Other Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.46%, 12/17/27	$7	$7
Scientific Games Holdings L.P., 2024 Refinancing Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 8.32%, 4/4/29	74	74
		257
Local – 0.0%
Sedgwick Claims Management Services, Inc. , 2024 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 8.25%, 7/31/31	13	13
Machinery – 0.1%
Alliance Laundry Systems LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 8.35%, 8/19/31	9	9
CD&R Hydra Buyer, Inc., First Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.95%, 3/25/31	30	30
Husky Injection Molding Systems Ltd. , Amendment No. 5 Refinancing Term Loan,
(Floating, CME Term SOFR USD 6M + 5.00%), 10.33%, 2/15/29	121	120
SPX Flow, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.35%, 4/5/29	28	28
		187
Medical Equipment & Devices – 0.2%
Bausch + Lomb Corp., First Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.85%, 9/29/28	53	52
Bausch + Lomb Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.27%, 5/10/27	116	115
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Medical Equipment & Devices – 0.2%continued
Bausch Health Cos., Inc., Second Amendment Term Loan,
2/1/27 (15)	$12	$12
(Floating, CME Term SOFR USD 1M + 5.25%, 0.50% Floor), 10.20%, 2/1/27	78	75
Medline Borrower L.P., Third Amendment Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 2.25%, 0.50% Floor), 7.10%, 10/23/28	31	31
Sotera Health Holdings LLC, 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 8.10%, 5/30/31	37	37
		322
Oil & Gas Services & Equipment – 0.0%
Star Holding LLC, Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.50%), 9.35%, 7/31/31	70	68
Oil & Gas Supply Chain – 0.0%
NGL Energy Operating LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%), 8.60%, 2/3/31	26	26
Publishing & Broadcasting – 0.2%
Clear Channel International B.V., Tranche 1 Term Loan,
7.50%, 4/1/27	291	289
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.96%, 8/21/28	89	88
Gray Television, Inc., Term F Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 10.45%, 6/4/29	28	27
		404
Real Estate Services – 0.0%
CoreLogic, Inc. , Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.46%, 6/2/28	29	29
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 260 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Real Estate Services – 0.0%continued
Cushman & Wakefield U.S. Borrower LLC, 2024-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.60%, 1/31/30	$4	$4
		33
Retail - Discretionary – 0.2%
Champions Holdco, Inc., Initial Term Loan,
2/23/29 (15)	21	20
(Floating, CME Term SOFR USD 3M + 4.75%), 9.85%, 2/23/29	55	53
Foundation Building Materials, Inc., 2024 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 9.25%, 1/29/31	55	54
(Floating, CME Term SOFR USD 3M + 4.00%), 9.25%, 1/29/31	33	32
Wand Newco 3, Inc., Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.85%, 1/30/31	46	46
(Floating, CME Term SOFR USD 1M + 3.25%), 8.10%, 1/30/31	80	80
White Cap Supply Holdings LLC, Tranche C Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 8.10%, 10/19/29	101	100
		385
Semiconductors – 0.0%
Icon Parent, Inc., Term Loan,
9/11/31(15)	27	27
Software – 0.7%
Ascend Learning LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.45%, 12/11/28	43	43
athenahealth Group, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.10%, 2/15/29	330	327
Azalea TopCo, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 8.35%, 4/30/31	16	16
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Software – 0.7%continued
Boxer Parent Co., Inc., 2031 New Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%), 9.01%, 7/30/31	$94	$94
Boxer Parent Co., Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.75%), 11.01%, 7/30/32	41	40
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.60%, 12/29/28	21	21
Central Parent LLC, 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.85%, 7/6/29	44	44
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%, 0.50% Floor), 8.60%, 3/30/29	119	118
Cloud Software Group, Inc., Third Amendment Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.10%, 3/21/31	81	81
Cloudera, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.70%, 10/8/28	20	19
(Floating, CME Term SOFR USD 1M + 6.00%), 10.95%, 10/8/29 (10)	147	138
McAfee Corp., First Amendment Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.45%, 3/1/29	41	41
Mitchell International, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.10%, 6/17/31	54	53
Modena Buyer LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%), 9.10%, 7/1/31	74	71
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  261 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Software – 0.7%continued
Polaris Newco LLC, Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%, 0.50% Floor), 9.51%, 6/2/28	$35	$34
Project Alpha Intermediate Holding, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 9.00%, 10/28/30	28	28
Project Boost Purchaser LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 8.79%, 7/16/31	28	28
RealPage, Inc., Initial Loan,
(Floating, CME Term SOFR USD 1M + 6.50%, 0.75% Floor), 11.46%, 4/23/29	117	112
UKG, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 8.55%, 2/10/31	60	61
VS Buyer LLC, 2024 Refinancing Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 8.35%, 4/12/31	17	17
		1,386
Specialty Finance – 0.0%
Neon Maple Purchaser, Inc., Tranche B-1 Term Loan,
7/18/31(15)	67	66
Technology – 0.3%
Applied Systems, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.25%), 9.85%, 2/23/32	34	35
Cotiviti, Inc., Initial Fixed Rate Term Loan,
7.63%, 5/1/31	434	436
Ellucian Holdings, Inc., Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.45%, 10/9/29	24	24
Genesys Cloud Services Holdings I LLC, 2024 Incremental Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor), 8.71%, 12/1/27	31	31
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Technology – 0.3%continued
Proofpoint, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 7.85%, 8/31/28	$10	$10
		536
Technology Hardware – 0.1%
Atlas CC Acquisition Corp., Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor), 9.57%, 5/25/28	28	21
Atlas CC Acquisition Corp., Term C Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor), 9.57%, 5/25/28	6	4
Delta Topco, Inc., Second Amendment Refinancing Term Loan,
(Floating, CME Term SOFR USD 6M + 5.25%), 9.95%, 11/29/30	12	12
Delta Topco, Inc., Second Amendment Term Loan,
(Floating, CME Term SOFR USD 6M + 3.50%), 8.20%, 11/30/29	53	54
		91
Telecommunications – 0.2%
Altice France S.A., USD TLB-14 Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 10.80%, 8/15/28	45	34
Consolidated Communications, Inc., Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 8.46%, 10/2/27	50	49
Frontier Communications Holdings LLC, 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 6M + 3.50%), 8.76%, 7/1/31	15	15
Level 3 Financing, Inc., Term B-1,
(Floating, CME Term SOFR USD 1M + 6.56%, 2.00% Floor), 11.41%, 4/15/29	14	14
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 262 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Telecommunications – 0.2%continued
Level 3 Financing, Inc., Term B-2,
(Floating, CME Term SOFR USD 1M + 6.56%, 2.00% Floor), 11.41%, 4/15/30	$14	$14
Lumen Technologies, Inc., Term A Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 2.00% Floor), 10.85%, 6/1/28	14	13
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
3/9/27 (15)	92	84
(Floating, CME Term SOFR USD 1M + 3.00%), 7.96%, 3/9/27	103	94
		317
Transportation & Logistics – 0.1%
AAdvantage Loyality IP Ltd. , Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%, 0.75% Floor), 10.29%, 4/20/28	27	28
Apple Bidco LLC, Amendment No. 3 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.35%, 9/22/28	4	4
Brown Group Holding LLC, Incremental Term B-2 Facility,
(Floating, CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.60%, 7/1/31	5	5
(Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 7.81%, 7/1/31	4	4
(Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 8.00%, 7/1/31	7	7
Genesee & Wyoming, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.00%), 6.60%, 4/10/31	47	47
WestJet Loyalty L.P., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%), 8.35%, 2/14/31	75	74
		169
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.5% (12)continued
Wholesale - Consumer Staples – 0.1%
Northeast Grocery, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 12.60%, 12/13/28	$98	$98
Total Term Loans
(Cost $8,388)		8,372

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 2.6%
Biotechnology & Pharmaceuticals – 0.0%
Endo, Inc.*	1,867	$48
Building Products – 0.0%
JELD-WEN Holding, Inc.*	2,596	41
Chemicals – 0.1%
Cornerstone Chemical Co.(10) (11) *	602	2
Utex Industries, Inc.(10) *	2,200	78
		80
Construction Materials – 0.0%
Hardwood Holdings LLC(11) *	187	6
Consumer Finance – 0.0%
Curo Group Holdings LLC(11) *	549	2
Distributors – 0.1%
ATD New Holdings, Inc.(10) *	22,076	155
Energy Equipment & Services – 0.0%
Nine Energy Service, Inc.(4) *	250	—
Parker Drilling Co.*	265	4
		4
Gas Utilities – 0.0%
Ferrellgas Partners L.P., Class B	180	29
Health Care Facilities & Services – 0.0%
CHPPR Holdings, Inc.(11) *	20	1
Life Sciences Tools & Services – 0.0%
Avantor, Inc.*	2,697	70
Media – 0.0%
iHeartMedia, Inc., Class A*	419	1
Metals & Mining – 2.2%
Constellium S.E.*	7,501	122
Real Alloy Parent, Inc.(10) (11)	48	4,028
		4,150
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  263 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 2.6%continued
Oil, Gas & Consumable Fuels – 0.0%
Cloud Peak Energy, Inc.(11) *	20	$—
Superior Energy Services(10) (11) *	862	53
		53
Pharmaceuticals – 0.0%
Mallinckrodt PLC(11) *	416	31
Professional Services – 0.0%
Skillsoft Corp.*	1,837	28
Specialized Real Estate Investment Trusts – 0.1%
VICI Properties, Inc.	3,289	110
Specialty Finance – 0.1%
Carnelian Point Holdings L.P.(10) (11) *	50	1
Carnelian Point Holdings L.P.(10) (11) *	8,610	115
		116
Technology Hardware, Storage & Peripherals – 0.0%
Diebold Nixdorf, Inc.*	181	8
Wireless Telecommunication Services – 0.0%
Intelsat S.A./Luxembourg(10) (11)	1,201	37
Total Common Stocks
(Cost $3,462)		4,970

MASTER LIMITED PARTNERSHIPS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
NGL Energy Partners L.P.*	6,453	29
Total Master Limited Partnerships
(Cost $34)		29

OTHER – 0.0%
Escrow Appvion, Inc. (10) (11) *	225,000	—
Escrow Basic Energy Services, Inc. (4) (10) *	25,000	—
Escrow Cloud Peak Energy, Inc. (10) (11) *	250,000	2
Escrow Endo Dac/Endo Finance LCC/Endo Finco, Inc. (1) (10) (11) *	125,000	—
Escrow Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc. (1) (10) (11) *	50,000	—
Escrow Endo, Inc. (1) (10) (11) *	16,000	—
Escrow GenOn Energy, Inc. (10) (11) *	25,000	—
Escrow Hertz (The) Corp. (1) (10) *	125,000	5
Escrow High Ridge Brands Co. (1) (10) (11) *	1,100,000	—
	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0% continued
Escrow Par Pharmaceutical, Inc. (1) (10) (11) *	111,000	$—
Escrow Washington Mutual Bank (10) (11) *	250,000	3
Total Other
(Cost $112)		10

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
California Resources Corp., Exp. 10/27/24, Strike $36.00*	66	$1
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(11) *	111	—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(11) *	53	—
Curo Group Holdings Corp., Exp. 7/19/31, Strike $0.00(11) *	960	—
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(4) (10) (11) *	5,500	—
Total Warrants
(Cost $—)		1

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(17) (18)	5,657,103	$5,657
Total Investment Companies
(Cost $5,657)		5,657

Total Investments – 99.1%
(Cost $187,836)		186,520
Other Assets less Liabilities – 0.9%		1,707
NET ASSETS – 100.0%		$188,227

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2024, the value of these securities amounted to approximately
$145,275,000 or 77.2% of net assets.

(2)	Zero coupon bond.
(3)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(4)	Value rounds to less than one thousand.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2024.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	When-Issued Security. Coupon rate is not in effect at September 30, 2024.
(8)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 264 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
(9)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(10)
Restricted security that has been deemed illiquid. At September 30, 2024, the value of these restricted illiquid securities amounted to approximately
$9,558,000 or 5.1% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ATD New Holdings, Inc.	1/9/19	$470
Audacy Capital Corp., 6.75%, 3/31/29	3/11/21	25
Carnelian Point Holdings L.P.	9/21/22	115
Carnelian Point Holdings L.P.	8/6/24	53
Cloudera, Inc., Initial Term Loan, 10.95%, 10/8/29	2/27/23	135
Cornerstone Chemical Co.	1/26/24	25
Digicel Group Holdings Ltd., 0.00%, 12/31/30	12/14/23	2
Digicel Group Holdings Ltd., 0.00%, 12/31/30	12/14/23	—
Digicel Group Holdings Ltd., 0.00%, 12/31/30	12/14/23	—
Escrow Appvion, Inc.	8/24/18	—
Escrow Basic Energy Services, Inc.	9/25/18	2
Escrow Cloud Peak Energy, Inc.	7/29/16-12/11/18	110
Escrow Endo Dac/Endo Finance LCC/Endo Finco, Inc.	4/23/24	—
Escrow Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.	4/23/24	—
Escrow Endo, Inc.	4/23/24	—
Escrow GenOn Energy, Inc.	12/19/18	—
Escrow Hertz (The) Corp.	7/1/21	—
Escrow High Ridge Brands Co.	12/18/20	—
Escrow Par Pharmaceutical, Inc.	4/23/24	—
Escrow Washington Mutual Bank	10/11/17	—
Intelsat S.A./Luxembourg	6/6/19-7/3/23	106
Murray Energy Corp., 12.00%, 4/15/24	7/3/18-4/18/19	397
New Star Metals, Inc., 13.55%, 7/9/26	7/23/18-6/28/24	1,499
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22	10/6/17-11/18/19	1,733
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	$1,497
OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,265
Real Alloy Parent, Inc.	5/31/18	1,738
Rite Aid Corp., 8.00%, 11/15/26	8/10/22-2/16/23	54
Specialty Steel Supply, Inc., 15.39%, 11/15/26	6/2/21	2,490
Sterling Entertainment Group LLC, 10.25%, 1/15/25	12/27/17	1,109
Superior Energy Services	9/19/17-2/1/21	53
Utex Industries, Inc.	12/3/20	108
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00	12/3/20	—

(11)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(12)	Variable or floating rate security. Rate as of September 30, 2024 is disclosed.
(13)	Principal Amount and Value rounds to less than one thousand.
(14)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See
Note 2.

(15)	Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date.
(16)	Restricted security.
(17)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(18)	7-day current yield as of September 30, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y - 10 Year

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

6M - 6 Month

7Y - 7 Year

CME - Chicago Mercantile Exchange

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  265 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	British Pound	83	United States Dollar	109	12/18/24	$(2)
BNP	Euro	269	United States Dollar	300	12/18/24	—*
Subtotal Depreciation						(2)
Total						$(2)

*	Amount rounds to less than one thousand.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
U.S. Treasury Long Bond (United States Dollar)	(1)	$(124)	Short	12/24	$1

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
As of September 30, 2024, the Fund had the following centrally cleared credit default swap agreement outstanding:
Buy/Sell Protection	Implied Credit Spread	(Pay)/ Receive Fixed Rate	Reference Entity/Security	Currency	Notional Amount	Maturity Date	Market Value (000s)	Upfront Premiums Paid/ (Received) (000s)	Unrealized Appreciation (Depreciation) (000s)
Sell	0.0332%	5.00%(1)	Markit CDX N.A. High Yield Index Series 43(1)	USD	400,000	12/20/29	$30	$30	$—*
Total								$30	$—*

(1)	Payment frequency is quarterly.
*	Amount rounds to less than one thousand.
As of September 30, 2024, the Fund had the following bilateral total return swap agreements outstanding:
COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	CURRENCY	MATURITY DATE	MARKET VALUE (000S)	UPFRONT PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	SOFR 3M + 0.00%, 5.35%(1)	IBOXX $ Liquid High Yield Index(2)	700,000	USD	3/20/25	$39	$(9)	$48
Morgan Stanley	SOFR 3M + 0.00%, 5.35%(1)	IBOXX $ Liquid High Yield Index(2)	1,400,000	USD	3/20/25	78	(18)	96
Morgan Stanley	SOFR 3M + 0.00%, 5.35%(1)	IBOXX $ Liquid High Yield Index(2)	1,400,000	USD	12/20/24	78	(18)	96
Total								$240

(1)	Payment frequency is quarterly.
(2)	Payment Frequency is at maturity.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 266 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Assets
Convertible Bonds(1)	$—	$808	$—	$808
Corporate bonds:
Entertainment Content	—	1,029	904	1,933
Industrial Intermediate Products	—	1,891	1,525	3,416
Retail - Consumer Staples	—	569	20	589
Steel	—	1,642	2,490	4,132
All Other Industries(1)	—	139,762	—	139,762
Total Corporate Bonds	—	144,893	4,939	149,832
Foreign Issuer Bonds:
Telecommunications	—	1,578	2	1,580
All Other Industries(1)	—	15,261	—	15,261
Total Foreign Issuer Bonds	—	16,839	2	16,841
Term Loans(1)	—	8,372	—	8,372
Common Stocks:
Chemicals	—	78	2	80
Construction Materials	—	—	6	6
Consumer Finance	—	—	2	2
Distributors	—	155	—	155
Energy Equipment & Services	—	4	—	4
Health Care Facilities & Services	—	—	1	1
Metals & Mining	122	—	4,028	4,150
Oil, Gas & Consumable Fuels	—	—	53	53
Pharmaceuticals	—	—	31	31
Specialty Finance	—	—	116	116
Wireless Telecommunication Services	—	—	37	37
All Other Industries(1)	335	—	—	335
Total Common Stocks	457	237	4,276	4,970
Master Limited Partnerships	29	—	—	29
Other	—	5	5	10
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Warrants	$1	$—	$—	$1
Investment Companies	5,657	—	—	5,657
Total Investments	6,144	171,154	9,222	186,520
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1	$—	$—	$1
Centrally Cleared Credit Default Swap Agreements	—	— *	—	— *
Bilateral Total Return Swaps	—	240	—	240
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2)	—	(2)
Total Other Financial Instruments	$1	$238	$—	$239

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  267 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/24 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/24 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/24 (000S)
Corporate Bonds
Entertainment Content	$1,082	$2	$—	$(180)	$—	$—	$—	$—	$904	$(180)
Industrial Intermediate Products	1,476	7	—	(54)	96	—	—	—	1,525	(54)
Retail - Consumer Staples	—	—	—	—	—	—	20	—	20	(32)
Specialty Finance	57	—	—	(4)	—	(53)	—	—	—	—
Steel	2,490	—	—	—	—	—	—	—	2,490	—
Foreign Issuer Bonds
Telecommunications	6	1	5	(— )*	—	(10)	—	—	2	(— )*
Common Stocks
Chemicals	158	—	—	(77)	—	—	—	(79)	2	—
Construction Materials	9	—	—	(3)	—	—	—	—	6	(3)
Consumer Finance	—	—	—	(1)	3	—	—	—	2	(1)
Distributors	951	—	—	(796)	—	—	—	(155)	—	—
Health Care Facilities & Services	—	—	—	—*	1	—	—	—	1	—*
Metals & Mining	3,774	—	—	254	—	—	—	—	4,028	254
Oil, Gas & Consumable Fuels	68	—	—	(15)	—	—	—	—	53	(15)
Pharmaceuticals	18	—	—	13	16	(16)	—	—	31	13
Specialty Finance	59	—	—	4	53	—	—	—	116	4
Wireless Telecommunication Services	32	—	—	5	—	—	—	—	37	5
Other	3	—	2	2	—	(2)	—	—	5	2
Warrants	15	—	—	(15)	—	—	—	—	—*	(15)
Total	$10,198	$10	$7	$(867)	$169	$(81)	$20	$(234)	$9,222	$(22)

*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 268 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
Securities valued at $157 included in the Balance as of 9/30/24 above were valued using evaluated prices provided by a third party provider.  Securities valued at $9,065 included in the Balance as of 9/30/24 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
	FAIR VALUE AT 09/30/24 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$4,015	Market Comparables	Yield(2)	6.0 - 6.1% (6.1%)
	904	Discounted Cash Flow / Market Comparables	Discount Rate / TEV / Forward EBITDA(1)	11.7% / 6.2x
Common Stocks	$4,028	Discounted Cash Flow / Market Comparables	Discount Rate / EV / EBITDA Multiple(1)	13.8% / 5.4x
	116	Net Asset Value	BOYD Multiple(1)	14.8x
Warrants	$—*	Black Scholes	Volatility(3)	30.0%
Other	$2	Estimated Recovery Value	Trading value of old notes(1)	1

*	Amount rounds to less than a thousand.
(1)
The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate, EBITDA Multiple and trading value of prior notes. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in
EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.Significant decreases in the trading value of previous notes would result in lower fair values and signficiant increases in the trading value would result in higher fair values.

(2)
The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.

(3)
Black-Scholes volatility, also known as implied volatility, is the value of the volatility of the underlying asset that makes the Black-Scholes model match the market price of an option. It is an estimate of the future variability for the asset underlying the option. It is calculated as the annualized standard deviation of the natural logarithms of periodic stock price changes over the option's expected term.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  269 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 5.5%
Auto Loan – 2.8%
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	$700	$710
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	300	300
Exeter Automobile Receivables Trust, Series 2024-4A, Class C
5.48%, 8/15/30	2,563	2,601
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	945	953
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3
5.41%, 2/18/28	1,080	1,096
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	338	344
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	405	404
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3
4.85%, 1/16/29	1,430	1,438
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	320	324
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	250	256
		8,426
Credit Card – 1.6%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	1,900	1,879
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	2,100	2,085
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	180	184
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	236	240
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 5.5%continued
Credit Card – 1.6%continued
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	$420	$429
		4,817
Other – 0.9%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	300	307
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	800	798
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	1,500	1,499
		2,604
Whole Loan – 0.2%
JP Morgan Mortgage Trust, Series 2024-2, Class A6A
6.00%, 8/25/54(1)	559	563
Total Asset-Backed Securities
(Cost $16,346)		16,410

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Non Agency – 1.4%
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4
3.23%, 10/15/48	4,090	4,056
Total Commercial Mortgage-Backed Securities
(Cost $4,120)		4,056

CORPORATE BONDS – 26.4%
Advertising & Marketing – 0.2%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29(1)	675	661
Asset Management – 1.7%
BlackRock Funding, Inc.,
4.60%, 7/26/27	1,400	1,427
Blackstone Private Credit Fund,
7.05%, 9/29/25	900	917
Blue Owl Credit Income Corp.,
5.50%, 3/21/25	1,200	1,199
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 270 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.4% continued
Asset Management – 1.7%continued
Charles Schwab (The) Corp.,
5.88%, 8/24/26	$1,000	$1,029
FS KKR Capital Corp.,
3.40%, 1/15/26	500	487
		5,059
Automotive – 1.3%
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	260	255
General Motors Financial Co., Inc.,
4.00%, 10/6/26	950	943
Hyundai Capital America,
5.28%, 6/24/27 (1)	1,340	1,370
Nissan Motor Acceptance Co. LLC,
2.00%, 3/9/26 (1)	1,300	1,241
		3,809
Banking – 5.0%
Bank of America Corp.,
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (2)	1,000	955
(Variable, U.S. SOFR + 1.34%), 5.93%, 9/15/27 (2)	1,000	1,030
(Variable, U.S. SOFR + 1.63%), 5.20%, 4/25/29 (2)	1,610	1,655
Citizens Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.50%), 4.30%, 2/11/31 (2)	30	28
Goldman Sachs Bank U.S.A.,
(Variable, U.S. SOFR + 0.75%), 5.41%, 5/21/27 (2)	840	854
JPMorgan Chase & Co.,
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (2)	60	57
(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27 (2)	1,000	947
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (2)	1,710	1,713
KeyBank N.A.,
4.70%, 1/26/26	950	951
Morgan Stanley Bank N.A.,
(Variable, U.S. SOFR + 0.87%), 5.50%, 5/26/28 (2)	840	866
(Variable, U.S. SOFR + 0.93%), 4.97%, 7/14/28 (2)	1,160	1,184
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.4% continued
Banking – 5.0%continued
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (2)	$635	$664
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.33%), 5.81%, 9/9/26 (2)	500	503
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (2)	350	360
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.46%), 4.26%, 7/28/26 (2)	1,000	996
Wells Fargo & Co.,
(Floating, U.S. SOFR + 1.32%), 6.56%, 4/25/26 (3)	700	703
(Variable, U.S. SOFR + 1.07%), 5.71%, 4/22/28 (2)	840	867
Wells Fargo Bank N.A.,
5.25%, 12/11/26	500	513
		14,846
Cable & Satellite – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28(1)	700	681
Capital Goods – 0.6%
Caterpillar Financial Services Corp.,
4.40%, 10/15/27	1,275	1,292
John Deere Capital Corp.,
4.20%, 7/15/27	570	575
		1,867
Consumer Cyclical – 0.5%
American Honda Finance Corp.,
4.40%, 10/5/26	1,325	1,334
Consumer Non-Cyclical – 0.2%
Eli Lilly & Co.,
4.15%, 8/14/27	480	484
Containers & Packaging – 0.4%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,167
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  271 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.4% continued
Electric Utilities – 1.3%
American Electric Power Co., Inc.,
1.00%, 11/1/25	$675	$650
Calpine Corp.,
4.50%, 2/15/28 (1)	300	293
DTE Energy Co.,
1.05%, 6/1/25	1,660	1,620
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	1,400	1,397
		3,960
Electrical Equipment – 0.3%
Otis Worldwide Corp.,
2.06%, 4/5/25	815	804
Entertainment Content – 0.2%
TEGNA, Inc.,
5.00%, 9/15/29	650	619
Finance Companies – 0.4%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.00%, 9/24/29 (2) (4)	650	643
Blackstone Private Credit Fund,
4.95%, 9/26/27 (1)	500	496
		1,139
Food – 0.9%
General Mills, Inc.,
4.70%, 1/30/27	380	385
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
5.50%, 1/15/30	600	608
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	220	218
Mondelez International, Inc.,
4.13%, 5/7/28	1,400	1,396
		2,607
Health Care Facilities & Services – 0.7%
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27 (1)	460	458
CHS/Community Health Systems, Inc.,
5.25%, 5/15/30 (1)	675	621
Cigna Group (The),
1.25%, 3/15/26	242	231
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.4% continued
Health Care Facilities & Services – 0.7%continued
DaVita, Inc.,
3.75%, 2/15/31 (1)	$675	$609
		1,919
Home Construction – 0.1%
Forestar Group, Inc.,
5.00%, 3/1/28(1)	370	360
Household Products – 0.5%
Haleon UK Capital PLC,
3.13%, 3/24/25	1,500	1,487
Institutional Financial Services – 1.6%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	600	539
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31 (1)	1,108	1,174
Morgan Stanley,
3.88%, 1/27/26	1,000	996
State Street Corp.,
5.27%, 8/3/26	2,000	2,042
		4,751
Insurance – 1.0%
Corebridge Financial, Inc.,
3.50%, 4/4/25	300	298
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (5)	621	620
Principal Financial Group, Inc.,
3.10%, 11/15/26	1,000	977
UnitedHealth Group, Inc.,
4.75%, 7/15/26	1,030	1,045
		2,940
Leisure Facilities & Services – 0.6%
Caesars Entertainment, Inc.,
7.00%, 2/15/30 (1)	700	731
Carnival Corp.,
6.00%, 5/1/29 (1)	700	709
Hyatt Hotels Corp.,
5.75%, 1/30/27	400	410
		1,850
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 272 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.4% continued
Machinery – 0.3%
CNH Industrial Capital LLC,
3.95%, 5/23/25	$460	$457
Stanley Black & Decker, Inc.,
3.40%, 3/1/26	500	493
		950
Medical Equipment & Devices – 0.9%
Baxter International, Inc.,
2.60%, 8/15/26	500	485
Edwards Lifesciences Corp.,
4.30%, 6/15/28	1,140	1,139
GE HealthCare Technologies, Inc.,
5.60%, 11/15/25	1,000	1,011
		2,635
Oil & Gas Supply Chain – 1.6%
Continental Resources, Inc.,
2.27%, 11/15/26 (1)	100	95
ONEOK, Inc.,
5.55%, 11/1/26	2,210	2,260
Pioneer Natural Resources Co.,
1.13%, 1/15/26	1,160	1,115
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 9.49%, 10/31/24 (3) (4)	525	523
Williams (The) Cos., Inc.,
5.40%, 3/2/26	730	740
		4,733
Real Estate Investment Trusts – 1.0%
American Tower Corp.,
2.40%, 3/15/25	945	934
1.30%, 9/15/25	940	910
Simon Property Group L.P.,
3.25%, 11/30/26	1,000	983
		2,827
Retail - Consumer Staples – 0.0%
Dollar General Corp.,
4.15%, 11/1/25	100	99
Semiconductors – 0.0%
Intel Corp.,
4.88%, 2/10/26	65	65
Software – 0.6%
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	700	696
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.4% continued
Software – 0.6%continued
Oracle Corp.,
2.65%, 7/15/26	$1,000	$972
		1,668
Specialty Finance – 2.2%
American Express Co.,
4.90%, 2/13/26	500	504
(Variable, U.S. SOFR + 0.93%), 5.04%, 7/26/28 (2)	1,185	1,211
Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	1,060
Enova International, Inc.,
9.13%, 8/1/29 (1)	675	692
Fiserv, Inc.,
3.20%, 7/1/26	200	196
OneMain Finance Corp.,
5.38%, 11/15/29	675	649
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	1,001	1,050
Synchrony Financial,
4.88%, 6/13/25	870	868
7.25%, 2/2/33	225	234
		6,464
Steel – 0.1%
Nucor Corp.,
3.95%, 5/23/25	410	408
Technology – 0.8%
Broadcom, Inc.,
4.15%, 2/15/28	1,140	1,139
Tyco Electronics Group S.A.,
4.63%, 2/1/30	1,130	1,151
		2,290
Telecommunications – 0.8%
T-Mobile U.S.A., Inc.,
3.50%, 4/15/25	1,700	1,688
Verizon Communications, Inc.,
0.85%, 11/20/25	790	759
		2,447
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  273 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.4% continued
Wholesale - Consumer Staples – 0.4%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	$1,310	$1,276
Total Corporate Bonds
(Cost $77,681)		78,206

FOREIGN ISSUER BONDS – 9.3%
Aerospace & Defense – 0.3%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	810	835
Asset Management – 0.3%
UBS Group A.G.,
(Variable, U.S. SOFR + 3.34%), 6.37%, 7/15/26(1) (2)	1,000	1,011
Automotive – 0.2%
Mercedes-Benz Finance North America LLC,
4.75%, 8/1/27(1)	700	710
Banking – 6.5%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/8/25	250	253
3.92%, 9/30/27	1,040	1,038
Banco Bilbao Vizcaya Argentaria S.A.,
5.38%, 3/13/29	800	832
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.70%, 9/15/26 (3)	100	100
Bank of Nova Scotia (The),
4.50%, 12/16/25	300	299
Barclays PLC,
(Variable, U.S. SOFR + 1.49%), 5.67%, 3/12/28 (2)	1,280	1,315
BPCE S.A.,
1.00%, 1/20/26 (1)	490	469
Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (2)	1,950	1,900
4.33%, 8/28/26	1,375	1,384
Credit Agricole S.A.,
(Variable, U.S. SOFR + 1.00%), 4.63%, 9/11/28 (1) (2)	1,430	1,436
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Banking – 6.5%continued
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 9/22/26 (1) (2)	$480	$488
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27 (2)	500	514
(Variable, U.S. SOFR + 1.06%), 5.60%, 5/17/28 (2)	840	864
Lloyds Banking Group PLC,
(Floating, U.S. SOFR Compounded Index + 1.58%), 6.90%, 1/5/28 (3)	1,690	1,710
National Australia Bank Ltd.,
4.75%, 12/10/25	860	866
2.50%, 7/12/26	750	731
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 3/1/28 (2)	840	862
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.96%), 6.06%, 6/6/25 (1) (3)	800	803
Royal Bank of Canada,
1.15%, 6/10/25	550	537
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 1/19/28 (1) (2)	1,000	1,014
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 6.17%, 1/9/27 (1) (2)	900	916
Sumitomo Mitsui Financial Group, Inc.,
5.46%, 1/13/26	1,000	1,014
		19,345
Consumer Non-Cyclical – 0.1%
Unilever Capital Corp.,
4.25%, 8/12/27	420	424
Electric Utilities – 0.1%
Enel Finance International N.V.,
4.50%, 6/15/25(1)	400	398
Industrial Support Services – 0.4%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	1,050	1,078
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 274 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Sovereign Agencies – 0.4%
Kommunalbanken AS,
0.38%, 9/11/25(1)	$1,100	$1,062
Specialty Finance – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	1,070	1,030
goeasy Ltd.,
4.38%, 5/1/26 (1)	160	158
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29 (1)	1,300	1,353
		2,541
Transportation & Logistics – 0.1%
Air Canada,
3.88%, 8/15/26(1)	320	312
Total Foreign Issuer Bonds
(Cost $27,536)		27,716

U.S. GOVERNMENT AGENCIES – 8.4% (6)
Fannie Mae – 2.7%
Pool #555649,
7.50%, 10/1/32	4	4
Pool #AD0915,
5.50%, 12/1/38	14	14
Pool #AI3471,
5.00%, 6/1/41	48	49
Pool #BA6574,
3.00%, 1/1/31	403	394
Pool #BC0266,
3.50%, 2/1/31	352	348
Pool #BC1465,
2.50%, 7/1/31	232	223
Pool #BE0514,
2.50%, 11/1/31	683	656
Pool #BM1239,
3.50%, 2/1/32	361	357
Pool #BM4485,
3.00%, 9/1/30	545	535
Pool #BM5017,
3.00%, 3/1/30	333	325
Pool #BM5525,
4.00%, 3/1/31	52	52
Pool #BM5708,
3.00%, 12/1/29	42	41
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.4% (6)continued
Fannie Mae – 2.7%continued
Pool #FM1534,
4.50%, 9/1/49	$629	$629
Pool #FM1773,
3.00%, 12/1/31	276	270
Pool #FM1849,
3.50%, 12/1/33	351	347
Pool #FM1852,
3.00%, 7/1/33	428	417
Pool #FM1897,
3.00%, 9/1/32	301	294
Pool #FM3308,
3.00%, 4/1/32	865	847
Pool #FS2701,
2.50%, 2/1/35	647	622
Pool #FS4618,
4.50%, 2/1/51	738	732
Pool #FS4653,
5.50%, 5/1/53	625	632
Pool #MA3090,
3.00%, 8/1/32	173	168
		7,956
Freddie Mac – 5.4%
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	296	288
Pool #1B3617,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.92%, 1.92% Floor, 11.09% Cap), 6.49%, 10/1/37(3)	45	46
Pool #RA8880,
5.50%, 4/1/53	792	805
Pool #SB0084,
3.00%, 2/1/32	972	952
Pool #SB0093,
2.50%, 12/1/31	2,091	2,008
Pool #SB0215,
3.00%, 2/1/32	328	320
Pool #SB0216,
3.00%, 12/1/32	686	668
Pool #SB0329,
3.00%, 9/1/32	769	752
Pool #SD1360,
5.50%, 7/1/52	812	823
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  275 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.4% (6)continued
Freddie Mac – 5.4%continued
Pool #SD1959,
6.50%, 12/1/52	$718	$740
Pool #SD2342,
5.00%, 12/1/44	844	869
Pool #SD2665,
6.00%, 4/1/53	791	818
Pool #SD2902,
5.50%, 5/1/53	617	624
Pool #SD2922,
5.00%, 5/1/53	924	925
Pool #SD2999,
5.50%, 6/1/53	922	935
Pool #SD3133,
5.00%, 6/1/53	743	748
Pool #SD3136,
5.50%, 6/1/53	732	746
Pool #SD3174,
5.50%, 6/1/53	745	759
Pool #ZA2807,
2.50%, 2/1/28	42	41
Pool #ZK9070,
3.00%, 11/1/32	356	346
Pool #ZS6689,
2.50%, 4/1/28	140	136
Pool #ZS8598,
3.00%, 2/1/31	454	442
Pool #ZS8675,
2.50%, 11/1/32	725	693
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	663	627
		16,111
Freddie Mac Gold – 0.2%
Pool #A92650,
5.50%, 6/1/40	29	29
Pool #E04360,
2.50%, 4/1/28	174	170
Pool #G18641,
3.00%, 4/1/32	132	129
Pool #G18647,
3.00%, 6/1/32	321	312
		640
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.4% (6)continued
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	$339	$315
Total U.S. Government Agencies
(Cost $25,643)		25,022

U.S. GOVERNMENT OBLIGATIONS – 46.4%
U.S. Treasury Notes – 46.4%
4.50%, 11/30/24	1,208	1,207
4.75%, 7/31/25	696	700
4.88%, 11/30/25	5,207	5,264
4.00%, 2/15/26	27,565	27,639
4.13%, 6/15/26	52,228	52,581
4.63%, 11/15/26	29,244	29,828
4.63%, 6/15/27	19,871	20,407
		137,626
Total U.S. Government Obligations
(Cost $135,900)		137,626

MUNICIPAL BONDS – 0.5%
Florida – 0.5%
Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	1,100	1,074
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	500	484
		1,558
Total Municipal Bonds
(Cost $1,600)		1,558

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(7) (8)	11,366,541	$11,367
Total Investment Companies
(Cost $11,367)		11,367

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 276 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bills,
5.15%, 10/3/24(9) (10)	$45	$45
Total Short-Term Investments
(Cost $45)		45

Total Investments – 101.7%
(Cost $300,238)		302,006
Liabilities less Other Assets – (1.7%)		(5,061)
NET ASSETS – 100.0%		$296,945

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2024, the value of these securities amounted to approximately
$31,444,000 or 10.6% of net assets.

(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2024.
(3)	Variable or floating rate security. Rate as of September 30, 2024 is disclosed.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2024 is disclosed.
(9)	Discount rate at the time of purchase.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	36	$7,497	Long	12/24	$16

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-backed securities(1)	$—	$16,410	$—	$16,410
Commercial Mortgage-Backed Securities	—	4,056	—	4,056
Corporate Bonds(1)	—	78,206	—	78,206
Foreign Issuer Bonds(1)	—	27,716	—	27,716
U.S. Government Agencies(1)	—	25,022	—	25,022
U.S. Government Obligations	—	137,626	—	137,626
Municipal Bonds(1)	—	1,558	—	1,558
Investment Companies	11,367	—	—	11,367
Short-Term Investments	—	45	—	45
Total Investments	$11,367	$290,639	$—	$302,006
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$16	$—	$—	$16

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  277 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.1%
Auto Loan – 0.7%
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	$6,100	$6,188
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	1,000	1,012
Ford Credit Auto Lease Trust, Series 2024-A, Class A4
5.05%, 6/15/27	1,000	1,012
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
5.68%, 9/15/26	1,400	1,404
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A2A
5.74%, 9/16/26	484	485
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	6,000	6,075
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	2,760	2,794
		18,970
Credit Card – 0.3%
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	2,250	2,294
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	5,000	5,105
		7,399
Other – 0.1%
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	1,120	1,135
Total Asset-Backed Securities
(Cost $27,110)		27,504

CORPORATE BONDS – 7.7%
Asset Management – 0.4%
FS KKR Capital Corp.,
1.65%, 10/12/24	10,000	9,984
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 7.7% continued
Automotive – 1.1%
Ford Motor Credit Co. LLC,
5.85%, 5/17/27	$5,000	$5,090
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 0.62%), 5.90%, 10/15/24 (1)	2,000	2,000
5.40%, 5/8/27	5,000	5,106
Hyundai Capital America,
5.25%, 1/8/27 (2)	5,000	5,089
Toyota Motor Credit Corp.,
4.80%, 1/5/26	5,000	5,047
5.00%, 3/19/27	5,000	5,124
		27,456
Banking – 3.2%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.29%), 5.08%, 1/20/27 (3)	15,000	15,122
(Variable, U.S. SOFR + 1.58%), 4.38%, 4/27/28 (3)	7,000	7,011
Citibank N.A.,
5.49%, 12/4/26	5,000	5,144
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.69%), 2.01%, 1/25/26 (3)	10,000	9,899
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 5.82%, 9/22/27 (1)	11,400	11,434
(Variable, U.S. SOFR + 0.93%), 5.57%, 4/22/28 (3)	10,000	10,311
KeyBank N.A.,
4.70%, 1/26/26	1,250	1,252
Wells Fargo & Co.,
(Variable, CME Term SOFR 3M + 1.09%), 2.41%, 10/30/25 (3)	5,000	4,986
Wells Fargo Bank N.A.,
5.25%, 12/11/26	16,775	17,195
		82,354
Biotechnology & Pharmaceuticals – 0.0%
Bristol-Myers Squibb Co.,
4.90%, 2/22/27	170	174
Consumer Services – 0.3%
Yale University,
0.87%, 4/15/25	7,633	7,497
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 278 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 7.7% continued
Electric Utilities – 0.4%
NextEra Energy Capital Holdings, Inc.,
5.75%, 9/1/25	$10,000	$10,101
Food – 0.0%
General Mills, Inc.,
4.70%, 1/30/27	1,666	1,686
Institutional Financial Services – 0.4%
Goldman Sachs Group (The), Inc.,
3.50%, 11/16/26	10,000	9,850
Insurance – 0.8%
Corebridge Financial, Inc.,
3.50%, 4/4/25	10,000	9,925
New York Life Global Funding,
(Floating, U.S. SOFR + 0.48%), 5.58%, 6/9/26 (1) (2)	10,000	10,014
		19,939
Machinery – 0.2%
John Deere Capital Corp.,
4.50%, 1/8/27	5,000	5,064
Retail - Discretionary – 0.2%
Home Depot (The), Inc.,
4.95%, 9/30/26	4,515	4,604
Semiconductors – 0.2%
Intel Corp.,
4.88%, 2/10/26	5,795	5,824
Specialty Finance – 0.5%
Global Payments, Inc.,
1.50%, 11/15/24	3,450	3,434
Synchrony Financial,
4.88%, 6/13/25	10,000	9,979
		13,413
Total Corporate Bonds
(Cost $195,683)		197,946

FOREIGN ISSUER BONDS – 10.7%
Asset Management – 0.3%
UBS A.G.,
5.00%, 7/9/27	6,458	6,600
Banking – 9.2%
Banco Santander S.A.,
5.15%, 8/18/25	5,000	5,012
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Banking – 9.2%continued
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.70%, 9/15/26 (1)	$14,600	$14,603
5.27%, 12/11/26	5,000	5,119
Bank of Nova Scotia (The),
5.35%, 12/7/26	5,000	5,127
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 0.41%), 5.62%, 2/4/25 (1) (2)	18,000	18,008
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 5.70%, 7/7/25 (1) (2)	5,000	5,004
2.55%, 3/14/27 (2)	5,000	4,836
Cooperatieve Rabobank U.A.,
5.50%, 7/18/25	10,000	10,093
4.85%, 1/9/26	4,200	4,236
DBS Group Holdings Ltd.,
1.17%, 11/22/24 (2)	15,000	14,919
(Floating, U.S. SOFR Compounded Index + 0.30%), 5.46%, 11/22/24 (1) (2)	5,000	5,000
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 6.39%, 11/16/27 (1)	7,500	7,468
Federation des Caisses Desjardins du Quebec,
4.40%, 8/23/25 (2)	5,000	5,001
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 6.08%, 4/1/27 (1)	23,800	23,906
Macquarie Bank Ltd.,
5.39%, 12/7/26 (2)	5,000	5,135
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.71%), 5.99%, 10/14/25 (1) (2)	15,740	15,741
Mizuho Financial Group, Inc.,
(Floating, U.S. SOFR + 0.96%), 6.12%, 5/22/26 (1)	10,000	10,034
National Australia Bank Ltd.,
3.91%, 6/9/27	8,400	8,390
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  279 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Banking – 9.2%continued
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 6.46%, 2/16/28 (1) (2)	$9,300	$9,362
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 5.83%, 9/29/26 (1) (2)	7,800	7,784
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.59%), 5.80%, 11/2/26 (1)	10,000	9,995
4.24%, 8/3/27	7,000	7,043
Sumitomo Mitsui Financial Group, Inc.,
5.46%, 1/13/26	10,000	10,142
(Floating, U.S. SOFR + 0.88%), 6.17%, 1/14/27 (1)	9,880	9,919
Toronto-Dominion Bank (The),
5.10%, 1/9/26	5,000	5,054
4.98%, 4/5/27	10,000	10,204
		237,135
Institutional Financial Services – 0.4%
Nomura Holdings, Inc.,
5.71%, 1/9/26	10,000	10,129
Specialty Finance – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.45%, 4/15/27	10,000	10,476
Transportation Equipment – 0.4%
Daimler Truck Finance North America LLC,
1.63%, 12/13/24 (2)	5,350	5,309
(Floating, U.S. SOFR + 0.75%), 5.85%, 12/13/24 (1) (2)	5,000	5,005
		10,314
Total Foreign Issuer Bonds
(Cost $272,514)		274,654

U.S. GOVERNMENT OBLIGATIONS – 0.8%
U.S. Treasury Notes – 0.8%
4.75%, 7/31/25	20,000	20,107
Total U.S. Government Obligations
(Cost $19,959)		20,107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 64.9%
Alabama – 2.7%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding GARVEE Bonds, Series B, Escrowed to Maturity,
5.00%, 9/1/25	$7,425	$7,573
Baldwin County Board of Education School Warrants Revenue Refunding Bonds, Prerefunded,
5.00%, 12/1/24(4)	6,335	6,352
Birmingham Waterworks Board Water Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/25(4)	2,000	2,009
Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 4.78%, 6/1/27(1) (5)	20,000	20,254
Black Belt Energy Gas District Revenue Bonds, Gas Project No. 7-S,
4.00%, 12/1/24	3,000	3,000
Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 3.35%, 12/1/26(1) (5)	29,000	28,216
Muscle Shoals Utilities Board Water & Sewer Revenue Refunding Bonds, Prerefunded,
5.00%, 12/1/24(4)	1,450	1,454
		68,858
Arizona – 1.2%
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health Services, Unrefunded Balance,
(Floating, SIFMA Municipal Swap Index Yield + 0.00%), 3.25%, 11/4/26(1) (5)	7,335	7,227
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health, Prerefunded,
(Floating, SIFMA Municipal Swap Index Yield + 0.00%), 3.25%, 11/4/25(1) (4)	300	299
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 280 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Arizona – 1.2%continued
Arizona State Health Facilities Authority Variable Revenue Refunding Bonds, Banner Health, Prerefunded,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 3.25%, 11/4/25(1) (4)	$1,495	$1,496
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 2/1/26	2,500	2,578
Arizona State Sports & Tourism Authority Senior Lien Revenue Refunding Bonds, Multipurpose Stadium Facility Project (BAM Insured),
5.00%, 7/1/25	2,500	2,538
Arizona State Transportation Board Revenue GARVEE Bonds GANS, Series A,
5.00%, 7/1/25	1,055	1,072
Glendale Water & Sewer Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/25	1,225	1,245
Maricopa County IDA Variable Revenue Refunding Bonds, Series B, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 3.57%, 10/18/24(1) (5)	7,210	7,209
Maricopa County Litchfield Elementary School District No. 79 G.O. Unlimited Bonds, Series A, Project of 2023,
5.00%, 7/1/26	1,830	1,907
Maricopa County Unified School District No. 4 G.O. Unlimited Bonds, Series E, Mesa Project of 2018,
5.00%, 7/1/26	1,050	1,096
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/26	1,750	1,753
Pima County Unified School District No. 1 Tucson G.O. Unlimited Bonds, Series A, Project of 2023 (AGM Insured),
5.00%, 7/1/25	1,100	1,118
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Arizona – 1.2%continued
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/27	$2,130	$2,252
		31,790
Arkansas – 0.1%
Fort Smith Water & Sewer Revenue Refunding Bonds,
5.00%, 10/1/26	2,385	2,485
California – 2.2%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 3.30%, 4/1/27(1) (5)	8,500	8,385
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 3.45%, 4/1/26(1) (5)	8,750	8,723
California State G.O. Unlimited Refunding Bonds, Bidding Group A,
5.00%, 9/1/25	23,650	24,162
California State Public Works Board Lease Revenue Bonds, Various Capital Projects, Series D,
4.00%, 11/1/24	3,020	3,022
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Green Bond,
5.00%, 5/15/25	420	424
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.00%, 5/15/25	1,890	1,908
Los Angeles Unified School District Sustainability G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/25	4,000	4,066
Oakland Unified School District Alameda County Election of 2020 G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 8/1/26	325	341
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  281 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
California – 2.2%continued
University Of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/25	$4,000	$4,058
Vernon Electric System Revenue Bonds, Series A,
5.00%, 10/1/24	1,100	1,100
		56,189
Colorado – 2.1%
Colorado State COPS, Series A,
5.00%, 12/15/25	1,350	1,389
Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 3.55%, 8/17/26(1) (5)	22,100	21,999
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/25	9,000	9,242
Denver City & County Airport Subordinate Revenue Refunding Bonds, Series A,
5.00%, 11/15/24	2,300	2,304
5.00%, 11/15/25	3,160	3,239
5.00%, 11/15/26	15,560	16,387
		54,560
Connecticut – 3.3%
Connecticut State G.O. Unlimited Bonds, Series A,
5.00%, 1/15/26	4,100	4,227
5.00%, 3/15/27	3,000	3,032
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 4/15/26	12,175	12,636
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 11/15/25	1,215	1,247
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A,
2.80%, 2/10/26(5) (6)	5,000	5,007
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series C-2,
2.80%, 2/3/26(5) (6)	9,635	9,652
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Connecticut – 3.3%continued
Connecticut State HFA Mortgage Finance Program Revenue Refunding Bonds (AMT), Series E-5, Social Bond,
5.00%, 11/15/24	$2,335	$2,338
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/24	700	700
Connecticut State Special Tax Obligation Revenue Bonds, Series D,
5.00%, 11/1/24	2,475	2,478
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series B,
5.00%, 1/1/25	15,000	15,066
Connecticut State Sustainability G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/26	2,715	2,809
Connecticut State Sustainable G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/15/25	1,480	1,506
Ellington G.O. Unlimited BANS, Series B,
4.00%, 9/23/25	15,000	15,164
Madison G.O. Unlimited BANS,
4.00%, 12/19/24	7,455	7,467
University of Connecticut Revenue Refunding Bonds, Series A,
5.00%, 11/15/25	2,280	2,341
		85,670
District of Columbia – 0.3%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 12/1/24	3,740	3,749
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/24	2,000	2,000
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series B,
5.00%, 10/1/25	1,400	1,433
		7,182
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 282 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Florida – 2.0%
Broward County School Board Refunding COPS, Series B,
5.00%, 7/1/25	$2,500	$2,539
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	5,000	5,208
Cape Coral G.O. Unlimited Bonds,
4.00%, 3/1/25	810	813
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/25	3,000	3,048
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	3,000	3,048
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	2,000	2,029
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/25	1,870	1,898
Florida State Department of Transportation Financing Corp. Revenue Bonds,
5.00%, 7/1/25	4,945	5,027
Hillsborough County Aviation Authority Revenue Bonds, Series A (AMT), Tampa International Airport,
5.00%, 10/1/25	1,500	1,527
Hillsborough County Aviation Authority Tampa International Airport Revenue Bonds, Series B,
5.00%, 10/1/25	1,615	1,652
Hillsborough County Capital Improvement Non-Ad Valorem Revenue Bonds,
5.00%, 8/1/25	2,700	2,750
Miami Special Obligation Revenue Bonds, Series A, New Administrative Building,
5.00%, 3/1/25	360	363
Miami-Dade County Special Obligation Capital Asset Acquisition Revenue Bonds,
5.00%, 4/1/25	2,030	2,050
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Florida – 2.0%continued
Miami-Dade County Transit Sales Surtax Revenue Refunding Bonds,
5.00%, 7/1/26	$8,955	$9,327
Orlando Utilities Commission Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/25	3,000	3,065
Palm Beach County Public Improvement Revenue Refunding Bonds, Series A,
5.00%, 11/1/25	1,000	1,002
Reedy Creek Improvement District G.O. Limited Bonds,
5.00%, 6/1/27	1,315	1,362
Sarasota County School Board COPS, Master Lease Program,
5.00%, 7/1/26	1,375	1,432
Seminole County Water & Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/24	4,000	4,000
		52,140
Georgia – 0.3%
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/25	775	797
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/25	1,575	1,620
Georgia State G.O. Unlimited Bonds, Series A, Group 1,
5.00%, 8/1/25	4,000	4,080
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/1/25	700	706
Monroe County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Scherer,
3.88%, 3/6/26(5) (6)	1,000	1,014
		8,217
Hawaii – 0.6%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/27	6,895	7,148
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  283 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Hawaii – 0.6%continued
Hawaii State G.O. Unlimited Bonds, Series FT,
5.00%, 1/1/25	$2,785	$2,797
Honolulu City & County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/27	4,030	4,119
		14,064
Idaho – 1.1%
Idaho State Building Authority Sales Tax Revenue Bonds, Series A,
6/1/26(7)	25,000	26,021
Idaho State Health Facilities Authority Revenue Refunding Bonds, Series D, Trinity Health,
5.00%, 12/1/24	1,520	1,524
		27,545
Illinois – 2.2%
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/26	3,500	3,573
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 1/1/25	1,000	1,003
Chicago Park District G.O. Limited Refunding Bonds, Series C,
5.00%, 1/1/26	2,000	2,051
Illinois State Development Finance Authority Revenue Bonds, Zero Regency Park, Escrowed to Maturity,
0.00%, 7/15/25(8)	9,000	8,786
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/25	1,850	1,900
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,
(Floating, U.S. SOFR + 1.20%), 4.74%, 9/1/25(1) (5)	9,705	9,694
Illinois State G.O. Unlimited Bonds, Series B,
10/1/26(7)	7,000	7,299
Illinois State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/24	1,020	1,021
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Illinois – 2.2%continued
3.25%, 11/1/26	$6,855	$6,868
5.00%, 11/1/26	5,370	5,613
Illinois State Housing Development Authority Sustainable Revenue Bonds, Series N (GNMA, FNMA, FHLMC Insured),
3.70%, 10/1/25	800	805
3.80%, 10/1/26	600	611
Metropolitan Water Reclamation District of Greater Chicago G.O. Limited Refunding Bonds, Series C,
5.00%, 12/1/24	2,210	2,216
Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/1/25	1,000	1,027
Will County G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/15/25(4)	3,000	3,077
		55,544
Indiana – 0.9%
Brownsburg 1999 School Building Corp. Revenue BANS, Series B (State Intercept Program),
5.00%, 6/1/25	3,100	3,108
Decatur Township Multi-School Building Corp. First Mortgage Multipurpose Revenue Refunding Bonds (State Intercept Program),
5.00%, 7/15/25	1,545	1,569
Hamilton Southeastern Schools G.O Limited Bonds (State Intercept Program),
5.00%, 12/31/24	4,700	4,717
Hamilton Southeastern Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 6/30/25	540	548
Indiana Finance Authority Wastewater Utility First Lien Revenue Refunding Bonds, CWA Authority Project,
5.00%, 10/1/25	1,075	1,099
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, Indiana University Health,
5.00%, 12/1/24	1,420	1,423
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 284 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Indiana – 0.9%continued
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/25	$1,025	$1,031
5.00%, 2/1/26	1,765	1,819
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 3.30%, 3/1/27(1) (5)	6,635	6,552
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Series A,
5.00%, 6/1/25	1,875	1,902
Westfield Washington Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 7/15/25	250	253
		24,021
Iowa – 0.1%
Cedar Rapids G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,715	1,740
Kansas – 1.3%
Olathe Temporary Notes, Series A,
5.00%, 8/1/25	30,000	30,495
Topeka G.O. Unlimited Refunding Bonds, Series A,
4.00%, 8/15/25	1,925	1,947
		32,442
Kentucky – 1.0%
Rural Water Financing Agency Public Projects Revenue Notes, Series D, Flexible Term Program,
5.00%, 8/1/25	11,880	12,064
Rural Water Financing Agency Revenue Bonds, Public Projects Construction Notes,
5/1/27(7)	10,000	9,999
University of Kentucky General Receipts Revenue Refunding Bonds, Series A,
3.00%, 4/1/26	2,105	2,115
		24,178
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Louisiana – 0.6%
Louisiana State Gas & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A,
(Floating, U.S. SOFR + 0.50%), 4.04%, 5/1/26(1) (5)	$12,170	$12,140
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/25	3,000	3,051
		15,191
Maine – 0.1%
Maine State Municipal Bond Bank Revenue Bonds, Series B,
5.00%, 11/1/24	1,125	1,127
Maryland – 2.0%
Maryland Stadium Authority Built to Learn Revenue Bonds,
5.00%, 6/1/26	2,180	2,268
Maryland State G.O. Refunding Unlimited Bonds, Series B,
5.00%, 8/1/25	2,085	2,125
Maryland State Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Projects,
5.00%, 7/1/25	1,220	1,240
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/25	4,500	4,586
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
12/1/27(7)	37,940	41,023
University System of Maryland Auxiliary Facility & Tuition Revenue Bonds, Series A,
5.00%, 4/1/25	600	606
		51,848
Massachusetts – 1.2%
Pembroke G.O. Limited BANS,
4.00%, 9/26/25	13,515	13,671
Quincy BANS,
5.00%, 7/25/25	16,000	16,286
		29,957
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  285 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Michigan – 1.8%
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 3.75%, 4/15/27(1) (5)	$15,000	$14,906
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.35%, 4/1/26	655	657
Michigan State Revenue Refunding GARVEE Bonds GANS,
5.00%, 3/15/27	4,435	4,706
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding Bonds, Facility for Rare Isotope Beam,
5.00%, 12/1/26	3,090	3,251
South Lyon Community Schools G.O. Unlimited Bonds, Series II,
4.00%, 5/1/25	1,800	1,811
Wayne County Airport Authority Revenue Refunding Bonds (AMT),
4.00%, 12/1/24(2)	11,730	11,730
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/26	9,125	9,587
		46,648
Minnesota – 2.4%
Hennepin County G.O. Unlimited Bonds, Series C,
5.00%, 12/15/25	4,405	4,536
Lakeville Independent School District No. 194 G.O. Unlimited Refunding Bonds, Series C (School District Credit Program),
5.00%, 2/1/25	3,745	3,769
Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,
(Floating, U.S. SOFR + 1.00%), 4.38%, 12/1/27(1) (5)	40,000	40,103
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/25	5,000	5,093
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Minnesota – 2.4%continued
Minnesota State Rural Water Finance Authority Public Projects Construction Revenue Notes,
4.38%, 4/1/25	$7,000	$7,003
		60,504
Mississippi – 0.2%
Mississippi State Development Bank Special Obligation Revenue Bonds, Canton Public School District (AGM Insured), Prerefunded,
5.00%, 12/1/25(4)	1,530	1,573
Mississippi State Development Bank Special Obligations Revenue Refunding Bonds, Series A, Harrison County Highway,
5.00%, 1/1/25	3,000	3,013
		4,586
Missouri – 0.8%
Missouri State Highways & Transportation Commission State Road Revenue Bonds, Mega Project (State Appropriation Insured),
5.00%, 5/1/26	20,000	20,792
Ritenour School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/26	575	594
		21,386
Nebraska – 0.3%
Douglas County School District No. 1 G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/15/24	6,590	6,610
Nevada – 1.5%
Clark County Airport Revenue Refunding Bonds (AMT), Jet Aviation Fuel Tax,
5.00%, 7/1/25	2,550	2,582
Clark County School District Building G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/25	6,345	6,432
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/26	1,040	1,083
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 286 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Nevada – 1.5%continued
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/26	$1,075	$1,092
Nevada State G.O. Limited Refunding Bonds, Series A,
5.00%, 11/1/25	27,355	27,729
		38,918
New Hampshire – 0.1%
New Hampshire State HFA Multi-Family Revenue Bonds, Series 3 (FHA Insured),
3.80%, 7/1/26	1,000	1,013
New Hampshire State Housing Finance Authority Multifamily Revenue Bonds, Series 4 (FHA Insured),
3.63%, 4/1/26	1,000	1,012
		2,025
New Jersey – 3.5%
Essex County Improvement Authority Revenue Notes, Family Court Building Project (County Gtd.),
5.00%, 6/18/25	20,000	20,275
Jersey City Redevelopment Agency Revenue Bonds, Bayfront Redevelopment Project (Municipal Government Gtd.),
4.00%, 12/15/24	5,350	5,356
Mercer County G.O. Unlimited Bonds,
3.00%, 2/15/26	2,830	2,838
Monmouth County G.O. Unlimited BANS,
5.00%, 6/3/25	10,000	10,133
Monmouth County Improvement Authority Revenue Bonds,
5.00%, 12/1/25	725	747
5.00%, 12/1/26	1,350	1,425
New Jersey State EDA Revenue Bonds, Series WW, Prerefunded,
5.25%, 6/15/25(4)	5,000	5,083
New Jersey State EDA Revenue Refunding Bonds, Series XX,
4.25%, 6/15/26	13,565	13,686
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
New Jersey – 3.5%continued
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	$5,000	$5,249
New Jersey State Educational Facilities Authority Revenue Bonds, Higher Education Equipment Lease,
5.00%, 9/1/25	1,655	1,687
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/25	8,625	8,749
New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A,
5.00%, 6/15/25	4,655	4,720
Woolwich Township G.O. Unlimited BANS,
4.50%, 5/21/25	10,000	10,086
		90,034
New Mexico – 0.6%
New Mexico Finance Authority Senior Lien Revenue Bonds, Series A,
5.00%, 6/1/25	5,200	5,276
New Mexico State G.O. Unlimited Bonds,
5.00%, 3/1/26	6,140	6,354
5.00%, 3/1/26	1,175	1,216
New Mexico State Severance Tax Revenue Bonds, Series A,
5.00%, 7/1/26	2,505	2,616
		15,462
New York – 5.5%
Herricks Union Free School District G.O. Unlimited BANS (State Aid Withholding),
4.00%, 7/30/25	13,875	13,996
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 3.45%, 9/1/25(1) (5)	11,500	11,459
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  287 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
New York – 5.5%continued
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 3.81%, 11/1/26(1)	$960	$958
Metropolitan Transportation Authority Variable Revenue Tender Notes,
(Floating, U.S. SOFR + 0.65%), 4.03%, 4/1/26(1) (5)	40,000	39,882
Monroe County G.O. Limited Bonds,
5.00%, 6/1/25	3,360	3,413
New York City Transitional Finance Authority Future Tax Subordinate Revenue Refunding Bonds, Series C,
5.00%, 11/1/26	3,580	3,624
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/26	6,765	6,890
5.00%, 8/1/26	5,000	5,228
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/26	2,500	2,614
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/25	12,500	12,721
5.00%, 8/1/26	1,890	1,976
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 3/15/26	15,000	15,550
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Series A (AGM Insured),
4.00%, 10/1/25	4,165	4,220
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/25	3,500	3,592
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
New York – 5.5%continued
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Variable Revenue Refunding Bonds, Series E, Green Bonds,
(Floating, U.S. SOFR + 1.05%), 4.43%, 4/1/26(1)	$15,560	$15,562
		141,685
North Carolina – 2.7%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/25	750	763
North Carolina State Limited Obligation Revenue Bonds, Series B, Build NC Programs,
5.00%, 5/1/26	3,520	3,659
University of North Carolina at Chapel Hill Revenue Bonds, Series B,
(Floating, U.S. SOFR + 0.65%), 4.03%, 6/1/25(1) (5)	30,000	29,999
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019A, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 4.03%, 6/1/25(1) (5)	11,500	11,499
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019B, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 4.03%, 6/1/25(1) (5)	23,925	23,924
		69,844
Ohio – 0.9%
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Prairie State Energy Campus Project,
5.00%, 2/15/25	615	619
5.00%, 2/15/26	3,000	3,097
Cincinnati G.O. Unlimited Bonds, Series A,
5.00%, 12/1/24	4,000	4,011
Cleveland G.O. Limited refunding Bonds, Series A,
5.00%, 12/1/25	3,555	3,655
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 288 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Ohio – 0.9%continued
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured, HUD Sector 8 Program),
4.75%, 12/1/25(5) (6)	$2,000	$2,037
Lake County G.O. Limited Notes,
4.00%, 9/24/25	7,000	7,054
Ohio State G.O. Unlimited Bonds, Series Y,
5.00%, 5/1/26	1,000	1,040
Ohio State Mental Health Capital Facilities Revenue Bonds, Mental Health Facilities Improvement,
5.00%, 2/1/25	2,000	2,013
		23,526
Oklahoma – 0.1%
Tulsa G.O. Unlimited Bonds, Series D,
10/1/26(7)	3,000	3,007
Oregon – 0.5%
Multnomah County School District No. 7 Reynolds G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/26	2,225	2,262
Oregon State Department of Transportation Highway User Tax Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 11/15/24(4)	5,500	5,510
Polk County School District No. 2 Dallas G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/25	265	269
Port of Portland Airport Revenue Bonds, Series 28 (AMT),
5.00%, 7/1/25	2,500	2,529
Portland Sewer System First Lien Revenue Refunding Bonds, Series A,
3.00%, 6/1/27	3,000	3,001
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/25	125	126
		13,697
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Pennsylvania – 4.0%
Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,
(Floating, U.S. SOFR + 0.29%), 3.83%, 8/1/27(1) (5)	$5,000	$4,945
Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 3.70%, 5/15/27(1) (5)	40,000	39,587
Bethlehem Area School District Authority Variable Revenue Refunding Bonds, Bethlehem Area School (State Aid Withholding),
(Floating, U.S. SOFR + 0.35%), 3.73%, 11/1/25(1) (5)	1,540	1,531
(Floating, U.S. SOFR + 0.35%), 3.73%, 11/1/25(1) (5)	1,535	1,526
(Floating, U.S. SOFR + 0.35%), 3.73%, 11/1/25(1) (5)	1,250	1,243
Centre County Hospital Authority Revenue Refunding Bonds, Mount Nittany Medical Center Project, Prerefunded,
5.00%, 11/15/25(4)	6,250	6,403
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 3.40%, 3/1/26(1) (5)	7,000	6,934
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,
(Floating, U.S. SOFR + 0.49%), 3.87%, 3/1/27(1) (5)	11,000	10,949
Montgomery County IDA Health System Revenue Refunding Bonds, Albert Einstein Healthcare, Prerefunded,
5.25%, 1/15/25(4)	5,215	5,241
Pennsylvania State G.O. Unlimited Bonds,
5.00%, 10/1/24	6,010	6,010
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  289 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Pennsylvania – 4.0%continued
Pennsylvania State Turnpike Commission Registration Fee Variable Revenue Refunding Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.85%), 3.85%, 7/15/26(1) (5)	$2,500	$2,501
Philadelphia Water & Wastewater Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 9/1/25	2,000	2,043
University of Pittsburgh - of The Commonwealth System of Higher Education Revenue Refunding Bonds,
4.00%, 4/15/26	14,110	14,397
		103,310
Puerto Rico – 0.2%
Puerto Rico HFA Multifamily Collateralized Variable Revenue Bonds, Mirador Las Casas Project (HUD Sector 8 Program),
5.00%, 3/1/26(5) (6)	4,250	4,367
South Carolina – 1.3%
Charleston County School District G.O. Unlimited BANS, Sales Tax Projects (SCSDE Insured),
4.75%, 5/8/25	16,020	16,167
Clover School District No. 2 G.O. Unlimited BANS (SCSDE Insured),
5.00%, 10/3/24	10,000	10,001
Greenville County School District Installment Purchase Revenue Refunding Bonds, South Carolina Project,
5.00%, 12/1/25	3,125	3,207
Greenwood School District No. 50 G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 3/1/25	2,005	2,021
Lancaster County School Public Facilities Corp. Installment Purchase Revenue Bonds, Lancaster County Project,
5.00%, 6/1/25	400	405
5.00%, 6/1/26	375	390
		32,191
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Tennessee – 1.6%
Johnson City Health & Educational Facilities Board Multifamily Variable Revenue Bonds, Tapestry At Roan Hill (Housing & Urban Development Sector 8 Program),
3.60%, 12/1/26(5) (6)	$3,000	$3,040
Knox County Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Westview Towers Project (HUD Sector 8 Program),
3.95%, 12/1/25(5) (6)	3,500	3,532
Knoxville G.O. Unlimited Refunding Bonds,
5.00%, 5/1/25	7,235	7,322
Metropolitan Government Nashville & Davidson County Electric Revenue Bonds, Series A,
5.00%, 5/15/26	1,000	1,041
Metropolitan Government Nashville & Davidson County Electric Revenue Refunding Bonds, Series B,
5.00%, 5/15/26	2,200	2,290
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Improvement Bonds, Series C,
5.00%, 7/1/26	9,225	9,385
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),
5.00%, 7/1/25	1,200	1,215
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/26	12,680	13,188
		41,013
Texas – 6.0%
Aldine Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	1,450	1,534
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/25	3,225	3,294
Austin Independent School District G.O. Unlimited Bonds,
5.00%, 8/1/25	5,000	5,090
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 290 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Texas – 6.0%continued
Austin Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), Prerefunded,
5.00%, 8/1/25(4)	$2,035	$2,071
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/25	1,000	1,026
Collin County Community College District G.O. Limited Bonds, Series A,
5.00%, 8/15/25	1,760	1,793
Collin County Permanent Improvement G.O. Limited Bonds,
5.00%, 2/15/26	2,315	2,392
5.00%, 2/15/26	1,030	1,064
Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/24	1,000	1,001
Dallas Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/26	4,000	4,134
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.), Prerefunded,
5.00%, 2/15/25(4)	7,500	7,548
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series E (PSF, Gtd.),
5.00%, 2/15/25	2,215	2,230
Fort Worth Water & Sewer System Revenue Refunding Bonds,
4.00%, 2/15/27	4,455	4,591
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Revenue Refunding Bonds, Baylor College of Medicine,
5.00%, 11/15/24	3,200	3,205
Harris County Flood Control District G.O. Limited Bonds, Series A,
5.00%, 10/1/25	1,500	1,536
Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bond,
5.00%, 10/1/25	375	384
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Texas – 6.0%continued
Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/25	$1,825	$1,865
Houston G.O. Limited Bonds, Series A,
5.00%, 3/1/25	850	857
Houston Independent School District Public Facility Corp. Lease Revenue Refunding Bonds,
5.00%, 9/15/25	1,880	1,922
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/25	10,000	10,265
Irving Waterworks & Sewer Revenue Refunding Bonds,
5.00%, 8/15/26	1,585	1,660
Lake Travis Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/25	9,575	9,639
Lubbock Electric Light & Power System Revenue Refunding Bonds,
5.00%, 4/15/25	375	379
5.00%, 4/15/26	675	698
Mission Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/25	1,215	1,223
Nixon-Smiley Consolidated Independent School District G.O. Unlimited Bonds, (PSF, Gtd.),
5.00%, 8/15/25	7,560	7,700
North Texas State Municipal District Water System Revenue Refunding & Improvement Bonds,
5.00%, 9/1/26	5,000	5,008
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	4,000	4,120
Pasadena Independent School District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/26	1,000	1,032
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/26	7,440	7,776
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  291 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Texas – 6.0%continued
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.87%), 3.87%, 12/1/25(1) (5)	$10,000	$9,988
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/27	4,745	5,019
San Antonio G.O. Limited Bonds,
5.00%, 2/1/25	10,000	10,063
San Antonio Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 8/15/26	1,590	1,664
Sinton Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/25	1,000	1,019
Texas State Affordable Housing Corp. Multifamily Housing Variable Revenue Bonds, Norman Commons,
3.63%, 1/1/27(5) (6)	3,400	3,446
Texas State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	5,040	5,133
Texas State G.O. Unlimited Refunding Bonds, Series B-1,
5.00%, 8/1/25	2,000	2,037
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/26	3,865	4,046
University of Texas Revenue Bonds, Series E,
5.00%, 8/15/25	2,695	2,747
Williamson County G.O. Unlimited Bonds, Prerefunded,
4.00%, 2/15/25(4)	11,765	11,795
		153,994
Virginia – 0.5%
Alexandria G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/15/24	6,525	6,548
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/24	4,400	4,413
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Virginia – 0.5%continued
Spotsylvania County Water & Sewer System Revenue Refunding Bonds,
5.00%, 6/1/26	$1,000	$1,015
		11,976
Washington – 4.2%
Central Puget Sound Regional Transit Authority Sales & Use Tax Variable Revenue Bonds, Series 2015S, Green Bond,
(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 3.20%, 11/1/26(1) (5)	24,000	23,777
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Revenue Refunding Bonds, Series S-1, Green Bond,
5.00%, 11/1/24	8,000	8,011
Chelan County Public Utility District No. 1 Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	1,000	1,017
Clark County School District No. 114 G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/25	2,750	2,826
FYI Properties Lease Revenue Refunding Bonds, Sustainable Bonds,
5.00%, 6/1/25	3,000	3,040
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/26(4)	2,335	2,404
King & Pierce County School District No. 408 Auburn G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/25	1,350	1,387
King County G.O. Limited Refunding Bonds, Series B,
5.00%, 12/1/26	6,730	7,101
King County School District No. 400 Mercer Island G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,750	1,847
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 292 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Washington – 4.2%continued
King County School District No. 401 Highline G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 12/1/25	$2,700	$2,773
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 3.25%, 11/1/26(1) (5)	7,520	7,382
Washington State G.O. Unlimited Bonds, Series B, Bid Group 1,
5.00%, 2/1/25	3,300	3,320
Washington State G.O. Unlimited Refunding Bonds, Series R 2022-C, Bid Group 1,
5.00%, 7/1/25	7,000	7,111
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 1,
4.00%, 7/1/26	2,125	2,187
Washington State G.O. Unlimited Refunding Bonds, Series R-2022D, Group 1,
5.00%, 7/1/25	2,265	2,301
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	9,465	9,904
Washington State G.O. Unlimited Refunding Bonds, Series R-2024A,
5.00%, 2/1/27	4,325	4,586
Washington State G.O. Unlimited Refunding Bonds, Series R-2024C,
5.00%, 8/1/26	15,720	16,488
		107,462
West Virginia – 0.0%
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series D,
3.50%, 5/1/26	500	502
3.55%, 11/1/26	475	478
		980
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.9%continued
Wisconsin – 0.8%
PMA Levy & Aid Revenue Notes, Series A, Anticipation Notes Program,
9/24/25(7)	$7,980	$8,133
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/25	2,015	2,018
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/25	2,000	2,018
Wisconsin State Variable G.O. Unlimited Bonds, Series A,
(Floating, SIFMA Municipal Swap Index Yield + 0.42%), 3.42%, 5/1/25(1)	9,400	9,400
		21,569
Wyoming – 0.1%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board Revenue Bonds,
6.00%, 6/15/26	2,655	2,800
Total Municipal Bonds
(Cost $1,658,953)		1,662,342

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(9) (10)	120,985,865	$120,986
Total Investment Companies
(Cost $120,986)		120,986

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 13.3%
Alvarado Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
2.75%, 8/15/25(5) (6)	$2,000	$1,982
Baltimore County G.O. Unlimited Refunding Bonds, Metropolitan District Bond,
5.00%, 7/1/25	5,945	6,040
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  293 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 13.3%continued
Boerne Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/25	$1,500	$1,509
Bristol-Plymouth Regional Vocational Technical School District G.O. Limited BANS (State Aid Withholding),
4.00%, 2/28/25	4,945	4,961
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(5) (6)	4,000	4,022
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/24	1,525	1,529
Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,
5.00%, 1/1/25	1,320	1,326
Cleveland Water Revenue Refunding Bonds, Series D,
5.00%, 1/1/25	2,235	2,244
Collin County Permanent Improvement G.O. Limited Bonds,
5.00%, 2/15/25	970	977
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Carver Park Phase III (FHA Insured, HUD Sector 8 Program),
4.00%, 6/1/25(5) (6)	3,150	3,156
Denton County Housing Finance Corp. Variable Revenue Bonds, Pathway on Woodrow Apartments,
5.00%, 2/1/25(5) (6)	3,500	3,517
District of Columbia University Revenue Refunding Bonds, Georgetown University,
5.00%, 4/1/25	1,200	1,211
Edison Township G.O. Unlimited BANS,
4.00%, 1/17/25	11,470	11,490
Edison Township G.O. Unlimited BANS,
4.50%, 11/7/24	4,680	4,685
Forest Hills Public Schools G.O. Unlimited Refunding Notes,
5.00%, 5/1/25	1,220	1,234
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 13.3%continued
Fort Worth G.O. Limited Bonds,
5.00%, 3/1/25	$10,000	$10,083
5.00%, 3/1/25	4,860	4,900
Fort Zumwalt School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/25	1,900	1,914
Great Lakes Water Authority Water Supply System Second Lien Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	2,500	2,537
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Texas Children's Hospital,
5.00%, 10/1/24	2,180	2,180
Houston Housing Finance Corp. MFH Variable Revenue Bonds, Sunset Gardens Apartments (FHA Insured, HUD Sector 8 Program),
4.00%, 10/1/24(5) (6)	2,500	2,500
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/25	2,900	2,921
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/25	400	403
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/25	2,000	2,021
Illinois State Sales Tax Revenue Refunding Bonds, Subseries C,
4.00%, 6/15/25	4,540	4,572
Indiana State Finance Authority Health System Revenue Bonds, Indiana University Health,
2.25%, 7/1/25(5) (6)	10,000	9,891
Jacksonville Health Care Facilities Variable Revenue Refunding Bonds, Baptist Health,
3.15%, 10/7/24(5) (11)	18,600	18,600
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1,
4.00%, 6/1/25(5) (6)	3,625	3,638
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 294 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 13.3%continued
Las Varas Public Facility Corp. Texas MFH Variable Revenue Bonds, Palo Alto Apartments,
3.10%, 11/1/24(5) (6)	$8,000	$7,994
Lexington County School District No. 1 G.O. Unlimited Notes, Series B (SCSDE Insured),
5.00%, 3/3/25	9,930	9,997
Maryland State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/25	16,725	16,908
Miami-Dade County HFA MFH Revenue Variable Revenue Bonds, Quail Roost Transit Village I (HUD Sector 8 Program),
5.00%, 9/1/25(5) (6)	2,500	2,540
Miami-Dade County School District Revenue TANS,
4.50%, 1/7/25	19,580	19,644
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program,
5.00%, 4/15/25	2,260	2,284
Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding),
5.00%, 7/21/25	6,655	6,758
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/25	4,875	4,925
Milwaukee G.O. Unlimited Promissory Notes, Series N-7 (BAM Insured),
5.00%, 4/1/25	2,585	2,609
Milwaukee G.O. Unlimited Refunding Promissory Notes, Series N4,
5.00%, 4/1/25	1,130	1,139
Minnesota State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/25	17,800	18,130
Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Barry Plant,
3.65%, 1/10/25(5) (6)	4,250	4,247
Monmouth County Improvement Authority Revenue Bonds,
5.00%, 12/1/24	1,000	1,003
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 13.3%continued
Nevada State G.O. Limited Bonds, Series A,
5.00%, 5/1/25	$1,000	$1,012
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series RRR,
5.00%, 3/1/25	4,000	4,030
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/25	3,000	3,066
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Bonds, Series D,
5.00%, 12/15/24	9,515	9,546
New Jersey State Turnpike Authority Revenue Bonds, Series C-2 (AMBAC Insured),
5.50%, 1/1/25	2,510	2,524
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A,
5.00%, 5/1/25(5) (6)	5,525	5,577
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,
5.00%, 11/1/24	8,570	8,581
New York G.O. Unlimited Bonds, Subseries J-4,
5.00%, 8/1/25	10,840	11,032
North Kansas City School District No. 74 G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/25	3,850	3,880
Northampton County General Purpose Authority Hospital Revenue Refunding Bonds, St Luke's University Health,
5.00%, 8/15/25	1,400	1,422
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Refunding Bonds, Department of Transportation Project,
5.00%, 7/1/25	3,900	3,962
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  295 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 13.3%continued
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series D (Moral Obligation Insured),
5.00%, 4/1/25	$11,500	$11,615
Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project,
3.80%, 10/1/24(5) (6)	3,000	3,000
Philadelphia Authority for Industrial Development City Service Agreement Revenue Bonds, Rebuild Project,
5.00%, 5/1/25	3,570	3,610
Philadelphia G.O. Unlimited Bonds, Series A,
5.00%, 5/1/25	1,725	1,745
Pierce County School District No. 403 Bethel G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/24	6,000	6,017
PMA Levy & Aid Revenue Notes, Series A, Anticipation Notes Program,
8/26/25(7)	9,690	9,862
Polk County G.O. Unlimited Bonds, Series B,
5.00%, 12/1/24	3,815	3,826
Richardson G.O. Limited Bonds,
5.00%, 2/15/25	5,810	5,850
Richardson Independent School District,
5.00%, 2/15/25	4,750	4,783
San Antonio Housing Trust Public Facility Corp. MFH Variable Revenue Bonds, Country Club Village,
4.00%, 8/1/25(5) (6)	1,500	1,507
Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),
5.00%, 6/1/25	1,350	1,367
South Dakota State Housing Development Authority Variable Revenue Bonds, Series J (GNMA, FNMA, FHLMC Insured),
3.88%, 12/12/24(5) (6)	3,200	3,200
Three Village Central School District G.O. Limited TANS (State Aid Withholding),
4.50%, 6/24/25(12)	2,500	2,528
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 13.3%continued
Troy City School District G.O. Unlimited Bonds,
5.00%, 12/1/24	$1,120	$1,123
Utica Community Schools G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/25	2,000	2,025
Virginia State Housing Development Authority Commonwealth Mortgage Variable Revenue Bonds, Series E-2,
3.90%, 7/1/25(5) (6)	3,500	3,501
Wake County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/25	4,500	4,538
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series B, Multicare Health System,
5.00%, 8/15/25	450	457
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/25	1,250	1,266
Total Short-Term Investments
(Cost $340,579)		340,673

Total Investments – 103.2%
(Cost $2,635,784)		2,644,212
Liabilities less Other Assets – (3.2%)		(81,409)
NET ASSETS – 100.0%		$2,562,803

(1)	Variable or floating rate security. Rate as of September 30, 2024 is disclosed.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2024, the value of these securities amounted to approximately
$127,937,000 or 5.0% of net assets.

(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2024.
(4)	Maturity date represents the prerefunded date.
(5)	Maturity date represents the puttable date.
(6)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2024 is disclosed.

(7)	When-Issued Security. Coupon rate is not in effect at September 30, 2024.
(8)	Zero coupon bond.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of September 30, 2024 is disclosed.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 296 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
(11)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(12)	Restricted security.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CME - Chicago Mercantile Exchange

COPS - Certificates of Participation

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDB - Industrial Development Board

MFH - Multi-Family Housing

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TANS - Tax Anticipation Notes
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-backed securities(1)	$—	$27,504	$—	$27,504
Corporate Bonds(1)	—	197,946	—	197,946
Foreign Issuer Bonds(1)	—	274,654	—	274,654
U.S. Government Obligations	—	20,107	—	20,107
Municipal Bonds(1)	—	1,662,342	—	1,662,342
Investment Companies	120,986	—	—	120,986
Short-Term Investments	—	340,673	—	340,673
Total Investments	$120,986	$2,523,226	$—	$2,644,212

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  297 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 1.1%
U.S. Treasury Notes – 1.1%
4.00%, 2/15/34	$8,238	$8,380
Total U.S. Government Obligations
(Cost $7,834)		8,380

MUNICIPAL BONDS – 96.9%
Alabama – 1.5%
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(1) (2)	2,500	2,519
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	5,000	5,057
Jefferson County Sewer Revenue Refunding Warrants,
5.50%, 10/1/53	2,425	2,670
Southeast Energy Authority Commodity Supply Variable Revenue Bonds, Series A-1, Project No. 3,
5.50%, 12/1/29(1) (2)	1,000	1,091
		11,337
Arizona – 1.8%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,071
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	982
Maricopa County Industrial Development Authority Hospital Revenue Refunding Bonds, Series D, Honorhealth,
5.00%, 12/1/31	6,750	7,678
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,670	1,375
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,002
		14,108
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	$2,610	$2,222
2.25%, 2/1/41	1,000	730
		2,952
California – 4.2%
Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A,
(Step to 5.40% on 10/1/37), 0.00%, 10/1/50(3) (4)	1,500	892
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	1,095	1,129
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	4,000	4,400
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,314	3,241
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	995
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/46	1,000	810
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,091
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 298 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 4.2%continued
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	$1,000	$801
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	5,154
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,151
Los Angeles Department of Airports Senior Revenue Bonds, Series A (AMT),
5.00%, 5/15/26	1,000	1,012
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
3.00%, 6/1/49	2,750	2,238
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Election of 2016, Green Bonds,
4.00%, 8/1/47	5,000	5,030
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,533
		32,552
Colorado – 6.6%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(5)	225	238
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	5,020
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	5,394
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Colorado – 6.6%continued
Centennial Water & Sanitation District Water & Wastewater Revenue Bonds,
5.00%, 12/1/53	$3,900	$4,263
Colorado State COPS,
6.00%, 12/15/39	5,000	6,031
Colorado State COPS, Series A,
4.00%, 12/15/37	10,000	10,196
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,593
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,002
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	3,528
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/37	2,000	2,189
4.13%, 11/15/53	1,000	981
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,065
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(4)	2,750	1,612
0.00%, 8/1/39(4)	2,805	1,487
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,544
Fremont County School District RE-1 Canon City G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/48	1,000	1,098
Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,
5.00%, 7/15/46	2,000	2,163
		51,404
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  299 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Connecticut – 2.4%
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 4/15/26	$4,480	$4,650
Connecticut State Health and Educational Facilities Authority Variable Revenue Refunding Bonds, Yale New Haven Health Issue,
5.00%, 7/1/29(1) (2)	7,050	7,737
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,042
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,172
		18,601
District of Columbia – 2.4%
District of Columbia G.O. Unlimited Bonds, Series A,
8/1/41(6)	1,930	2,216
5.00%, 6/1/43	5,000	5,246
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,097
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/43	4,000	4,126
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	1,878
5.00%, 7/1/43	3,000	3,106
		18,669
Florida – 8.3%
Brevard County School Board Refunding COPS, Series A,
5.00%, 7/1/30	3,855	4,339
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,564
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,061
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Florida – 8.3%continued
Florida Insurance Assistance Interlocal Agency Revenue Bonds, Series A-1,
5.00%, 9/1/25	$1,000	$1,008
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	2,019
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Florida Passenger Rail Project (AMT),
5.00%, 7/1/41	1,000	1,030
Fort Myers Utility Revenue Refunding Bonds,
5.25%, 10/1/53	3,145	3,490
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	2,018
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,501
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health System,
5.00%, 11/15/45	1,000	1,104
Lee County Local Optional Gas TRB,
5.25%, 8/1/49	3,500	3,798
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	459
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,002
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,051
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	2,000	2,068
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 300 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Florida – 8.3%continued
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	$10,500	$8,535
Miami-Dade County Transit Sales Surtax Revenue Bonds,
5.00%, 7/1/47	2,750	3,000
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,557
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	375	394
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,173
Seminole County Special Obligation Revenue Refunding Bonds,
5.00%, 10/1/52	1,325	1,426
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	3,500	3,415
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
4.00%, 10/1/35	5,000	5,039
5.00%, 10/1/36	1,750	1,822
		64,873
Georgia – 1.1%
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/43	500	519
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/52	1,500	1,592
5.50%, 7/1/60	2,500	2,525
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project (AGM Insured),
5.00%, 7/1/52	2,500	2,680
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Georgia – 1.1%continued
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	$1,150	$1,208
		8,524
Hawaii – 1.1%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,099
Hawaii State Department of Budget & Finance Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group,
5.00%, 7/1/25	1,200	1,217
5.00%, 7/1/26	1,500	1,558
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,107
		8,981
Idaho – 0.3%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/47	2,000	2,192
Illinois – 5.0%
Chicago Water Second Lien Revenue Bonds, Series A (AGM Insured),
5.25%, 11/1/53	2,000	2,187
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,777
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,294
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/32	1,110	1,230
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	2,500	2,038
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  301 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Illinois – 5.0%continued
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,
5.25%, 10/1/52	$500	$511
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,500	1,512
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/37	1,460	1,642
5.25%, 5/1/45	1,000	1,106
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	6,855	6,868
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.00%, 1/1/40	6,500	6,630
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	4,380	4,721
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/54	1,250	1,329
Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),
5.00%, 6/1/26	1,200	1,244
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,001
		39,090
Indiana – 1.4%
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	1,000	777
Hamilton County Public Building Corporation Lease Rental Revenue Bonds,
5.00%, 7/10/42	1,000	1,113
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Indiana – 1.4%continued
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(1) (2)	$1,500	$1,456
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(1) (2)	1,125	1,088
Indiana State Financing Authority Student Housing Revenue Bonds, Senior Student Housing Project,
5.00%, 7/1/49	1,075	1,118
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,135
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
7/15/43(6)	1,230	1,356
Noblesville Redevelopment Authority Revenue Refunding Bonds, Event Center Public Improvement Projects (AGM State Intercept Program),
5.00%, 8/1/37	750	850
Northwest Allen School Building Corp. First Mortgage Revenue Bonds, (State Intercept Program),
5.00%, 7/15/31	600	679
		10,572
Iowa – 0.3%
Pefa, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	2,500	2,571
Kentucky – 3.2%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(1) (2)	1,500	1,420
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 302 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Kentucky – 3.2%continued
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.13%, 10/1/34	$5,200	$4,246
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,022
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(1) (2)	5,000	5,091
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
5.00%, 10/1/26	600	625
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	10,000	8,267
		24,671
Louisiana – 1.8%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,250	6,177
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,020
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	1,000	1,039
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,162
		14,398
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Maine – 0.0%
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 7/1/25	$100	$101
Maryland – 0.4%
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	1,850	1,699
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	1,100	1,125
		2,824
Massachusetts – 5.4%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	3,662
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(4)	2,500	2,193
Massachusetts State G.O. Limited Bonds, Series A, Consolidated Loan,
5.00%, 1/1/54	9,525	10,412
Massachusetts State G.O. Limited Bonds, Series D,
5.00%, 10/1/52	3,500	3,828
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	1,001
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	2,755
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	2,000	2,085
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/36	1,500	1,559
5.00%, 11/15/39	2,500	2,588
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  303 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Massachusetts – 5.4%continued
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	$4,000	$4,264
Massachusetts State Transportation Fund Revenue Bonds, Accelerated Bridge Program,
5.00%, 6/1/44	1,500	1,501
Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,
5.00%, 6/1/50	2,500	2,700
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	920	971
Massachusetts State Water Resources Authority Sustainable Revenue Bonds, Series C,
5.00%, 8/1/32	2,495	2,927
		42,446
Michigan – 2.3%
Great Lakes Water Authority Supply System Senior Lien Revenue Bonds, Series B,
5.25%, 7/1/53	1,000	1,113
Kalamazoo Public School G.O. Unlimited Bonds, Series I (AGM Insured),
5.00%, 5/1/26	2,525	2,623
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,032
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/26	4,350	4,505
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, Partially Prerefunded,
5.00%, 10/1/39	5,000	5,000
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.10%, 6/1/43	1,875	1,861
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Michigan – 2.3%continued
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	$1,000	$1,056
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/28	25	28
		18,218
Minnesota – 0.8%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	292
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	5,000	5,068
Truman Independent School District No. 458 G.O. Unlimited Bonds, Series A (School District Credit Program),
2/1/40(6)	770	868
		6,228
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	661
Missouri – 1.6%
Greene County Reorganized School District No. R-3 Republic G.O. Unlimited Bonds, (State Aid Direct Deposit Program),
5.00%, 3/1/38	1,000	1,136
Kansas City Sanitary Sewer System Revenue Bonds, Series A,
4.00%, 1/1/49	1,000	988
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,009
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 304 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Missouri – 1.6%continued
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,
5.00%, 5/1/25(5)	$1,605	$1,624
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Unrefunded Balance,
5.00%, 5/1/45	3,395	3,424
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,542
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,326
Springfield School District No. R-12 G.O. Unlimited Bonds, School Building (State Aid Direct Deposit Program),
5.00%, 3/1/38	625	706
		12,755
Montana – 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),
3.90%, 12/1/48	50	48
Nebraska – 0.8%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,044
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 2/1/42	4,250	4,430
Omaha Public Power District Electric System Revenue Refunding Bonds, Series C,
5.00%, 2/1/43	1,000	1,005
		6,479
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Nevada – 0.4%
Las Vegas Valley Water District Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/28	$3,010	$3,125
New Jersey – 0.9%
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/25	2,500	2,536
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	4,500	4,807
		7,343
New Mexico – 0.2%
New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
4.00%, 9/1/52	990	942
New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA, FNMA, FHLMC Insured),
4.30%, 9/1/52	1,000	966
		1,908
New York – 12.1%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series A,
5.00%, 11/15/37	2,500	2,844
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,370	1,244
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,535	1,280
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/39	1,800	1,887
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  305 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
New York – 12.1%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	$2,000	$2,022
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
5.00%, 6/15/45	5,000	5,486
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,158
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	264
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	3,877
New York City Transitional Finance Authority Subordinate Multi-modal Revenue Bonds, Series F-1,
5.25%, 2/1/53	1,000	1,111
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	4,209
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	3,450	3,631
New York G.O. Unlimited Bonds, Series A, Fiscal 2024,
5.00%, 8/1/51	1,500	1,635
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/44	3,000	3,172
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/25	2,500	2,544
5.00%, 8/1/30	2,825	3,191
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
New York – 12.1%continued
New York G.O. Unlimited Refunding Bonds, Subseries F-1,
5.00%, 8/1/25	$500	$509
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	720	751
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,
5.00%, 10/1/28(5)	5	5
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,500	2,689
5.00%, 3/15/49	3,000	3,214
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,059
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	5,001
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),
4.15%, 11/1/47	1,000	995
New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	6,555	4,793
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	5,000	4,292
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	1,555	1,319
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 306 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
New York – 12.1%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	$550	$608
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds, John F. Kennedy International Airport New Terminal One Project (AMT),
5.25%, 6/30/41	1,600	1,744
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/47	4,500	4,824
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/44	3,000	3,003
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,059
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/33	5,500	6,172
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	2,000	1,676
Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A-1,
5.00%, 5/15/54	2,975	3,256
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,556
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	2,631
		94,711
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
North Carolina – 2.1%
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	$915	$746
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	525
Raleigh Limited Obligation Refunding Bonds,
5.00%, 10/1/31	13,275	15,268
		16,539
North Dakota – 0.3%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,226
North Dakota State Public Finance Authority Revenue Refunding Bonds, State Revolving Fund Program,
5.00%, 10/1/43	885	1,013
		2,239
Ohio – 2.9%
Franklin County Convention Facilities Authority Revenue Refunding Bonds,
12/1/34(6)	7,000	8,235
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	211
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,012
Ohio State Water Development Authority Sustainable Revenue Bond, Series A,
5.00%, 12/1/40	7,250	8,385
Troy City School District G.O. Unlimited Bonds,
5.00%, 12/1/54	2,650	2,892
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	1,548
		22,283
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  307 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Oklahoma – 1.0%
Oklahoma State Capitol Improvement Authority Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	$280	$311
Oklahoma State Industries Authority Educational Facilities Lease Revenue Bonds, Oklahoma City Public School Project,
5.00%, 4/1/31	6,765	7,656
		7,967
Oregon – 1.6%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(4)	7,500	4,149
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(4)	1,000	592
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	2,010	2,118
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	3,670
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/52	750	752
Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/48(4)	5,000	1,609
		12,890
Pennsylvania – 3.2%
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	829
5.00%, 5/1/35	865	874
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Pennsylvania – 3.2%continued
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	$5,000	$5,221
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,633
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/48	2,000	2,100
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, First Series of 2024,
5.00%, 12/1/41	6,740	7,680
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,
5.00%, 12/1/40	1,525	1,546
Pennsylvania State University Revenue Bonds, Series A,
5.00%, 9/1/45	2,000	2,144
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/46	1,700	1,846
		24,873
Rhode Island – 0.8%
Providence Public Buildings Authority Revenue Bonds, Capital Improvement Program Project (AGC Insured),
5.00%, 9/15/37	740	835
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	5,249
		6,084
South Carolina – 1.8%
Aiken Water & Sewer Revenue Bonds, Series A,
4.00%, 8/1/49	1,000	990
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 308 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
South Carolina – 1.8%continued
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/26	$1,125	$1,185
Greenville County School District Installment Purchase Revenue Refunding Bonds, South Carolina Project,
5.00%, 12/1/25	1,565	1,606
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	2,000	2,199
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,425
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,525	5,550
		13,955
Tennessee – 0.7%
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	5,000	5,087
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	50	48
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	75	75
		5,210
Texas – 8.3%
Alvin Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/51	1,500	1,476
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	511
5.00%, 11/15/35	2,500	2,546
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Texas – 8.3%continued
Bexar County Certificates of Obligation G.O. Limited Bonds,
4.00%, 6/15/46	$5,000	$5,032
Bexar County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/26	625	644
Chambers County Justice Center Public Facilities Corp. Lease Revenue Bonds, Justice Center Project,
5.00%, 6/1/32	1,005	1,154
5.50%, 6/1/49	3,120	3,495
Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/38	1,315	1,479
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	550	564
El Paso G.O. Unlimited Refunding Bonds,
5.00%, 8/15/31	1,020	1,163
El Paso Municipal Drainage Utility System Revenue Bonds,
5.00%, 3/1/38	1,215	1,378
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/31	1,875	2,148
Huffman Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.25%, 2/15/49	1,750	1,960
Jarrell Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.25%, 2/15/53	5,000	5,014
Klein Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	2,725	2,773
Leander Independent School District Current Interest Bonds G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/26	3,000	3,056
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  309 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Texas – 8.3%continued
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	$2,500	$2,658
Mansfield Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/35	40	40
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	3,830	3,945
North Texas Tollway Authority Revenue Refunding Bonds, Series A, Second Tier,
5.00%, 1/1/34	1,275	1,280
Port Houston Authority First Lien Revenue Bonds,
5.00%, 10/1/25	475	486
Port Houston Authority Revenue Bonds,
5.00%, 10/1/51	2,500	2,693
Rankin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/26	500	516
Rockwall Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/52	2,445	2,622
Roma Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/49	1,500	1,640
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/31	1,500	1,651
San Antonio Electric & Gas Revenue Bonds, Series A,
5.00%, 2/1/37	670	765
San Antonio General Improvement G.O. Limited Bonds,
5.00%, 8/1/30	3,700	3,927
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	1,250	1,261
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Texas – 8.3%continued
Texas State Transportation Commission Central Texas Turnpike System Second Tier Revenue Refunding Bonds, Series C,
5.00%, 8/15/39	$1,800	$2,027
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	5,006
		64,910
Utah – 1.0%
Intermountain Power Agency Supply Revenue Bonds, Series A,
5.00%, 7/1/26	1,250	1,305
Ogden City Municipal Building Authority Lease Revenue Bonds, Series A,
5.00%, 1/15/53	1,250	1,351
Ogden City Redevelopment Agency Sales & Tax Increment Revenue Bonds,
5.00%, 1/15/53	1,500	1,613
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,071
Tooele County School District G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/1/30	505	571
		7,911
Virginia – 1.1%
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	1,687
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College and Equipment,
5.00%, 2/1/38	825	949
Virginia State Port Authority Commonwealth Fund Revenue Bonds, Series A,
5.25%, 7/1/48	2,500	2,807
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 310 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Virginia – 1.1%continued
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/31	$2,325	$2,679
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,000	818
		8,940
Washington – 4.3%
Benton County Public Utility District No. 1 Electric Revenue Bonds,
5.00%, 11/1/48	1,100	1,186
Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,
1/1/38(6)	850	971
Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series U,
4.00%, 1/1/26	3,000	3,043
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	570
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, Series A,
5.00%, 12/1/47	5,000	5,450
Snohomish County School District No. 15 Edmonds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/31	6,450	7,436
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,043
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	5,000	5,028
Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,
5.00%, 2/1/45	2,000	2,189
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,001
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Washington – 4.3%continued
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	$1,320	$1,329
		33,246
Wisconsin – 1.0%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	1,320	1,480
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	2,775	2,779
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 5/1/38	1,000	1,160
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.40%, 8/15/29	1,100	1,100
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,480
		7,999
Total Municipal Bonds
(Cost $791,990)		757,388

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(7) (8)	15,920,899	$15,921
Total Investment Companies
(Cost $15,921)		15,921

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.3%
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2)	$2,500	$2,451
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  311 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.3%continued
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(1) (2)	$5,000	$4,974
Virginia State Housing Development Authority Commonwealth Mortgage Variable Revenue Bonds, Series E-2,
3.90%, 7/1/25(1) (2)	2,970	2,971
Total Short-Term Investments
(Cost $10,470)		10,396

Total Investments – 101.3%
(Cost $826,215)		792,085
Liabilities less Other Assets – (1.3%)		(10,351)
NET ASSETS – 100.0%		$781,734

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2024 is disclosed.

(3)	Step coupon bond. Rate as of September 30, 2024 is disclosed.
(4)	Zero coupon bond.
(5)	Maturity date represents the prerefunded date.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2024.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

INS - Insured

LCRA - Lower Colorado River Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 312 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations	$—	$8,380	$—	$8,380
Municipal Bonds(1)	—	757,388	—	757,388
Investment Companies	15,921	—	—	15,921
Short-Term Investments	—	10,396	—	10,396
Total Investments	$15,921	$776,164	$—	$792,085

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  313 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 5.9%
Auto Loan – 2.5%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.06%, 8/18/26	$1,347	$1,333
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 2/15/28(1)	2,100	2,129
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	2,000	2,029
Drive Auto Receivables Trust, Series 2024-2, Class A2
4.94%, 12/15/27	3,600	3,603
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A
5.14%, 3/15/26	326	326
Ford Credit Auto Owner Trust, Series 2023-B, Class A2A
5.57%, 6/15/26	1,200	1,202
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3
5.09%, 3/22/27	1,581	1,597
GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A3
0.48%, 6/16/26	1,489	1,475
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A2A
5.74%, 9/16/26	506	507
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	2,050	2,092
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	1,743	1,774
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A
5.47%, 9/15/25(1)	216	216
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	2,780	2,827
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	940	956
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 5.9%continued
Auto Loan – 2.5%continued
Santander Drive Auto Receivables Trust, Series 2022-2, Class C
3.76%, 7/16/29	$4,140	$4,093
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2
6.08%, 8/17/26	420	420
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3
5.63%, 11/15/28	1,100	1,119
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3
4.85%, 1/16/29	5,140	5,169
Toyota Lease Owner Trust, Series 2024-B, Class A2A
4.31%, 2/22/27(1)	5,750	5,757
World Omni Auto Receivables Trust, Series 2021-B, Class A3
0.42%, 6/15/26	531	526
World Omni Auto Receivables Trust, Series 2021-D, Class A3
0.81%, 10/15/26	178	176
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	1,130	1,144
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	1,625	1,666
		42,136
Credit Card – 2.7%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	13,900	13,746
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	8,000	8,032
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/17/29	9,575	9,565
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	4,000	4,093
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	4,290	4,297
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 314 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 5.9%continued
Credit Card – 2.7%continued
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	$1,250	$1,276
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	1,458	1,487
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	2,530	2,583
		45,079
Other – 0.5%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	1,100	1,128
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	625	635
John Deere Owner Trust, Series 2024-C, Class A2A
4.36%, 8/16/27	4,650	4,652
MMAF Equipment Finance LLC, Series 2024-A, Class A2
5.20%, 9/13/27(1)	1,184	1,189
		7,604
Whole Loan – 0.2%
JP Morgan Mortgage Trust, Series 2024-2, Class A6A
6.00%, 8/25/54(1)	3,166	3,188
Total Asset-Backed Securities
(Cost $97,537)		98,007

COMMERCIAL PAPER – 0.1%
Banking – 0.1%
BofA Securities, Inc.,
5.23%, 6/9/25(2) (3)	1,000	970
Total Commercial Paper
(Cost $963)		970

CORPORATE BONDS – 39.1%
Asset Management – 4.3%
BlackRock Funding, Inc.,
4.60%, 7/26/27	28,340	28,891
Blackstone Private Credit Fund,
2.70%, 1/15/25	7,920	7,860
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.1% continued
Asset Management – 4.3%continued
Blue Owl Credit Income Corp.,
5.50%, 3/21/25	$4,095	$4,092
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 6.17%, 3/3/27 (4)	20,000	20,175
FS KKR Capital Corp.,
1.65%, 10/12/24	9,830	9,814
		70,832
Automotive – 3.2%
American Honda Finance Corp.,
(Floating, U.S. SOFR + 0.45%), 5.53%, 6/13/25 (4)	12,000	12,008
Ford Motor Credit Co. LLC,
4.13%, 8/4/25	6,650	6,589
(Floating, U.S. SOFR + 2.95%), 8.05%, 3/6/26 (4)	1,030	1,056
General Motors Financial Co., Inc.,
1.20%, 10/15/24	1,000	998
(Floating, U.S. SOFR + 0.62%), 5.90%, 10/15/24 (4)	250	250
3.50%, 11/7/24	4,000	3,994
Hyundai Capital America,
5.45%, 6/24/26 (1)	4,000	4,067
5.95%, 9/21/26 (1)	4,000	4,115
(Floating, U.S. SOFR + 1.50%), 6.80%, 1/8/27 (1) (4)	10,000	10,107
(Floating, U.S. SOFR + 0.00%), 6.10%, 6/24/27 (1) (4)	10,000	10,026
		53,210
Banking – 9.2%
Citibank N.A.,
5.44%, 4/30/26	1,600	1,631
4.93%, 8/6/26	7,200	7,306
Citigroup, Inc.,
(Floating, U.S. SOFR + 0.69%), 5.93%, 1/25/26 (4)	12,100	12,124
(Floating, U.S. SOFR + 1.28%), 6.41%, 2/24/28 (4)	21,000	21,216
Fifth Third Bank N.A.,
(Variable, U.S. SOFR Compounded Index + 1.23%), 5.85%, 10/27/25 (5)	15,900	15,905
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  315 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.1% continued
Banking – 9.2%continued
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 5.82%, 9/22/27 (4)	$15,100	$15,145
(Floating, U.S. SOFR + 1.18%), 6.32%, 2/24/28 (4)	13,000	13,096
JPMorgan Chase Bank N.A.,
(Floating, U.S. SOFR + 0.62%), 5.85%, 4/29/26 (4)	3,000	3,013
KeyBank N.A.,
4.15%, 8/8/25	3,800	3,772
KeyCorp,
(Variable, U.S. SOFR Compounded Index + 1.25%), 6.27%, 5/23/25 (4)	7,700	7,712
Morgan Stanley Bank N.A.,
(Floating, U.S. SOFR + 0.87%), 6.01%, 5/26/28 (4)	15,000	15,022
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (5)	3,105	3,245
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 1.23%), 6.12%, 5/31/27 (5)	2,850	2,911
Truist Financial Corp.,
(Variable, U.S. SOFR + 2.05%), 6.05%, 6/8/27 (5)	6,000	6,157
Wells Fargo & Co.,
(Floating, U.S. SOFR + 1.32%), 6.56%, 4/25/26 (4)	14,700	14,767
Wells Fargo Bank N.A.,
5.25%, 12/11/26	7,955	8,154
		151,176
Beverages – 0.7%
Pepsico Singapore Financing I Pte. Ltd.,
(Floating, U.S. SOFR Compounded Index + 0.56%), 5.73%, 2/16/27(4)	12,000	12,027
Biotechnology & Pharmaceuticals – 0.5%
Bristol-Myers Squibb Co.,
(Floating, U.S. SOFR + 0.49%), 5.65%, 2/20/26 (4)	636	638
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.1% continued
Biotechnology & Pharmaceuticals – 0.5%continued
Roche Holdings, Inc.,
(Floating, U.S. SOFR + 0.74%), 5.92%, 11/13/26 (1) (4)	$7,800	$7,855
		8,493
Consumer Cyclical – 0.2%
Nissan Motor Acceptance Co. LLC,
5.30%, 9/13/27(1)	2,790	2,785
Consumer Non-Cyclical – 1.2%
Agilent Technologies, Inc.,
4.20%, 9/9/27	7,800	7,822
Eli Lilly & Co.,
4.15%, 8/14/27	5,650	5,703
Kroger (The) Co.,
4.70%, 8/15/26	6,250	6,290
		19,815
Electric Utilities – 1.2%
DTE Energy Co.,
4.22%, 11/1/24	3,300	3,297
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	15,600	15,567
		18,864
Entertainment Content – 0.3%
Take-Two Interactive Software, Inc.,
3.55%, 4/14/25	5,340	5,299
Finance Companies – 0.1%
Blackstone Private Credit Fund,
4.95%, 9/26/27(1)	2,310	2,289
Food – 0.6%
Campbell Soup Co.,
5.30%, 3/20/26	1,000	1,014
General Mills, Inc.,
5.24%, 11/18/25	1,940	1,940
4.70%, 1/30/27	2,291	2,319
McCormick & Co., Inc.,
3.25%, 11/15/25	5,000	4,932
		10,205
Health Care Facilities & Services – 0.6%
Elevance Health, Inc.,
3.35%, 12/1/24	5,000	4,985
HCA, Inc.,
5.88%, 2/15/26	5,000	5,052
		10,037
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 316 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.1% continued
Institutional Financial Services – 3.8%
Goldman Sachs Group (The), Inc.,
3.50%, 4/1/25	$1,500	$1,490
(Floating, U.S. SOFR + 0.81%), 5.91%, 3/9/27 (4)	25,000	25,039
Intercontinental Exchange, Inc.,
3.65%, 5/23/25	600	596
Morgan Stanley,
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (5)	3,385	3,378
(Floating, U.S. SOFR + 0.95%), 6.10%, 2/18/26 (4)	8,889	8,901
(Floating, U.S. SOFR + 1.02%), 6.30%, 4/13/28 (4)	11,000	11,055
Nasdaq, Inc.,
5.65%, 6/28/25 (6)	10,000	10,061
State Street Corp.,
5.27%, 8/3/26	2,070	2,114
		62,634
Insurance – 2.2%
Brighthouse Financial Global Funding,
1.75%, 1/13/25 (1)	700	693
Corebridge Financial, Inc.,
3.50%, 4/4/25	12,900	12,804
Jackson National Life Global Funding,
1.75%, 1/12/25 (1)	15,220	15,069
New York Life Global Funding,
(Floating, U.S. SOFR + 0.67%), 5.75%, 4/2/27 (1) (4)	2,480	2,481
UnitedHealth Group, Inc.,
(Floating, U.S. SOFR + 0.50%), 5.76%, 7/15/26 (4)	5,700	5,717
		36,764
Machinery – 1.7%
AGCO Corp.,
5.45%, 3/21/27	1,710	1,745
Caterpillar Financial Services Corp.,
(Floating, U.S. SOFR + 0.46%), 5.60%, 2/27/26 (4)	4,000	4,004
CNH Industrial Capital LLC,
3.95%, 5/23/25	6,090	6,050
John Deere Capital Corp.,
(Floating, U.S. SOFR + 0.60%), 5.88%, 4/19/27 (4)	10,000	10,036
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.1% continued
Machinery – 1.7%continued
Stanley Black & Decker, Inc.,
6.27%, 3/6/26	$5,870	$5,869
		27,704
Medical Equipment & Devices – 1.8%
Baxter International, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.44%), 5.57%, 11/29/24 (4)	6,570	6,570
GE HealthCare Technologies, Inc.,
5.60%, 11/15/25	10,000	10,107
Stryker Corp.,
3.50%, 3/15/26	7,000	6,927
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	6,600	6,563
		30,167
Oil & Gas Services & Equipment – 0.8%
Schlumberger Holdings Corp.,
5.00%, 5/29/27(1)	12,799	13,062
Oil & Gas Supply Chain – 0.5%
Enterprise Products Operating LLC,
5.05%, 1/10/26	2,230	2,255
Williams (The) Cos., Inc.,
5.40%, 3/2/26	5,110	5,176
		7,431
Real Estate Investment Trusts – 0.4%
Public Storage Operating Co.,
(Floating, U.S. SOFR Compounded Index + 0.60%), 5.84%, 7/25/25 (4)	1,730	1,733
(Floating, U.S. SOFR Compounded Index + 0.70%), 5.98%, 4/16/27 (4)	4,720	4,740
		6,473
Retail - Consumer Staples – 0.1%
Walmart, Inc.,
4.00%, 4/15/26	1,785	1,790
Retail - Discretionary – 1.0%
AutoNation, Inc.,
4.50%, 10/1/25	1,000	996
AutoZone, Inc.,
5.05%, 7/15/26	2,980	3,024
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  317 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.1% continued
Retail - Discretionary – 1.0%continued
Home Depot (The), Inc.,
(Floating, U.S. SOFR + 0.00%), 5.39%, 12/24/25 (4)	$5,410	$5,419
O'Reilly Automotive, Inc.,
5.75%, 11/20/26	1,890	1,948
Ross Stores, Inc.,
4.60%, 4/15/25	5,323	5,314
		16,701
Semiconductors – 0.7%
Intel Corp.,
3.70%, 7/29/25	10,000	9,907
4.88%, 2/10/26	795	799
		10,706
Software – 0.4%
Oracle Corp.,
2.95%, 11/15/24	1,530	1,526
5.80%, 11/10/25	4,030	4,093
		5,619
Specialty Finance – 3.0%
American Express Co.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 5.86%, 11/4/26 (4)	12,996	13,015
(Floating, U.S. SOFR + 0.93%), 6.16%, 7/26/28 (4)	10,000	10,038
Aviation Capital Group LLC,
5.50%, 12/15/24 (1)	10,000	9,992
Global Payments, Inc.,
1.50%, 11/15/24	7,630	7,593
Synchrony Financial,
4.88%, 6/13/25	9,047	9,028
		49,666
Steel – 0.3%
Nucor Corp.,
3.95%, 5/23/25	5,340	5,311
Technology – 0.1%
Hewlett Packard Enterprise Co.,
4.45%, 9/25/26	2,270	2,275
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.1% continued
Telecommunications – 0.2%
AT&T, Inc.,
1.70%, 3/25/26	$2,831	$2,725
Total Corporate Bonds
(Cost $640,998)		644,060

FOREIGN ISSUER BONDS – 42.7%
Asset Management – 0.3%
UBS A.G.,
7.95%, 1/9/25	5,517	5,560
Automotive – 1.5%
BMW U.S. Capital LLC,
5.30%, 8/11/25 (1)	2,900	2,920
4.90%, 4/2/27 (1)	3,000	3,053
Kia Corp.,
2.38%, 2/14/25 (1)	7,080	7,017
Mercedes-Benz Finance North America LLC,
(Floating, U.S. SOFR + 0.93%), 5.99%, 3/30/25 (1) (4)	2,000	2,006
5.38%, 8/1/25 (1)	2,410	2,424
4.75%, 8/1/27 (1)	7,350	7,458
		24,878
Banking – 37.0%
Banco Santander S.A.,
5.15%, 8/18/25	6,200	6,215
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.70%, 9/15/26 (4)	25,800	25,806
Bank of New Zealand,
(Floating, U.S. SOFR + 0.81%), 6.04%, 1/27/27 (1) (4)	21,000	21,039
Bank of Nova Scotia (The),
(Floating, U.S. SOFR Compounded Index + 0.55%), 5.67%, 3/2/26 (4)	30,000	29,950
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 0.41%), 5.62%, 2/4/25 (1) (4)	35,000	35,016
Barclays PLC,
(Floating, U.S. SOFR + 1.49%), 6.57%, 3/12/28 (4)	10,000	10,077
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 318 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 42.7% continued
Banking – 37.0%continued
BNP Paribas S.A.,
4.25%, 10/15/24	$13,084	$13,074
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 5.70%, 7/7/25 (1) (4)	7,800	7,806
(Floating, U.S. SOFR + 0.52%), 5.60%, 6/15/26 (1) (4)	24,500	24,481
Cooperatieve Rabobank U.A.,
(Floating, U.S. SOFR Compounded Index + 0.38%), 5.67%, 1/10/25 (4)	4,700	4,701
4.33%, 8/28/26	5,000	5,032
Credit Agricole S.A.,
3.25%, 10/4/24 (1)	7,000	6,999
(Floating, U.S. SOFR + 0.87%), 5.96%, 3/11/27 (1) (4)	4,660	4,678
(Variable, U.S. SOFR + 1.00%), 4.63%, 9/11/28 (1) (5)	8,080	8,116
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.47%, 1/9/26 (1) (5)	4,135	4,149
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 9/22/26 (1) (5)	4,060	4,123
DBS Group Holdings Ltd.,
(Floating, U.S. SOFR Compounded Index + 0.30%), 5.46%, 11/22/24 (1) (4)	15,000	15,000
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 6.39%, 11/16/27 (4)	7,500	7,467
Federation des Caisses Desjardins du Quebec,
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (5)	14,030	14,045
HSBC Holdings PLC,
(Floating, CME Term SOFR 3M + 1.64%), 6.59%, 9/12/26 (4)	22,816	23,018
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 6.08%, 4/1/27 (4)	27,000	27,120
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 42.7% continued
Banking – 37.0%continued
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 8/11/26 (5)	$7,700	$7,690
Macquarie Bank Ltd.,
5.27%, 7/2/27 (1)	9,430	9,730
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.71%), 5.99%, 10/14/25 (1) (4)	25,960	25,962
Mitsubishi UFJ Financial Group, Inc.,
(Floating, U.S. SOFR + 0.94%), 6.11%, 2/20/26 (4)	3,000	3,006
National Australia Bank Ltd.,
(Floating, U.S. SOFR + 0.86%), 5.96%, 6/9/25 (1) (4)	13,950	14,000
(Floating, U.S. SOFR + 0.62%), 5.71%, 6/11/27 (1) (4)	11,220	11,231
National Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.00%), 6.11%, 7/2/27 (4)	7,260	7,294
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 6.46%, 2/16/28 (1) (4)	10,700	10,772
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 5.83%, 9/29/26 (1) (4)	32,900	32,834
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.96%), 6.06%, 6/6/25 (1) (4)	12,200	12,242
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.57%), 5.80%, 4/27/26 (4)	20,900	20,905
(Floating, U.S. SOFR Compounded Index + 0.59%), 5.80%, 11/2/26 (4)	14,237	14,229
Skandinaviska Enskilda Banken AB,
(Floating, U.S. SOFR + 0.96%), 6.06%, 6/9/25 (1) (4)	20,000	20,074
Societe Generale S.A.,
2.63%, 10/16/24 (1)	14,505	14,488
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 6.17%, 1/14/27 (4)	5,840	5,863
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  319 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 42.7% continued
Banking – 37.0%continued
(Floating, U.S. SOFR + 1.17%), 6.48%, 7/9/29 (4)	$9,807	$9,891
Sumitomo Mitsui Trust Bank Ltd.,
4.45%, 9/10/27 (1)	5,000	5,029
Svenska Handelsbanken AB,
(Floating, U.S. SOFR + 0.91%), 6.02%, 6/10/25 (1) (4)	17,484	17,550
(Floating, U.S. SOFR + 0.66%), 5.79%, 5/28/27 (1) (4)	16,220	16,220
Swedbank AB,
6.14%, 9/12/26 (1)	7,000	7,226
Toronto-Dominion Bank (The),
5.53%, 7/17/26	5,000	5,128
(Floating, U.S. SOFR + 0.59%), 5.69%, 9/10/26 (4)	20,000	19,959
Westpac Banking Corp.,
1.02%, 11/18/24	280	279
(Floating, U.S. SOFR + 0.30%), 5.46%, 11/18/24 (4)	2,972	2,973
(Floating, U.S. SOFR + 1.00%), 6.14%, 8/26/25 (4)	13,230	13,313
(Floating, U.S. SOFR + 0.52%), 5.64%, 6/3/26 (4)	4,200	4,200
		610,000
Electric Utilities – 0.3%
Enel Finance International N.V.,
4.50%, 6/15/25(1)	4,400	4,381
Household Products – 0.3%
Reckitt Benckiser Treasury Services PLC,
3.00%, 6/26/27(1)	5,000	4,852
Industrial Support Services – 0.6%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	9,720	9,981
Oil & Gas Supply Chain – 0.5%
TransCanada PipeLines Ltd.,
1.00%, 10/12/24	9,070	9,055
Specialty Finance – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	9,100	9,074
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 42.7% continued
Transportation & Logistics – 0.7%
Canadian Pacific Railway Co.,
1.35%, 12/2/24	$5,060	$5,027
2.90%, 2/1/25	7,000	6,949
		11,976
Transportation Equipment – 0.9%
Daimler Truck Finance North America LLC,
5.00%, 1/15/27 (1)	4,000	4,060
(Floating, U.S. SOFR + 0.00%), 6.02%, 9/25/27 (1) (4)	10,720	10,727
		14,787
Total Foreign Issuer Bonds
(Cost $702,521)		704,544

U.S. GOVERNMENT AGENCIES – 0.4% (7)
Fannie Mae – 0.2%
Fannie Mae REMICS, Series 2021-47, Class A,
3.00%, 11/25/32	480	477
Pool #FM3019,
3.50%, 2/1/35	1,850	1,823
Pool #MA3932,
3.50%, 2/1/35	1,639	1,614
		3,914
Freddie Mac – 0.1%
Pool #ZS8641,
2.50%, 2/1/32	2,606	2,499
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	1,004	980
Total U.S. Government Agencies
(Cost $7,839)		7,393

U.S. GOVERNMENT OBLIGATIONS – 7.3%
U.S. Treasury Notes – 7.3%
4.38%, 7/31/26	3,000	3,036
4.38%, 8/15/26	10,000	10,125
3.75%, 8/31/26	10,000	10,015
4.63%, 9/15/26	15,000	15,269
4.63%, 11/15/26	45,000	45,898
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 320 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 7.3%continued
U.S. Treasury Notes – 7.3%continued
4.13%, 2/15/27	$25,000	$25,289
4.50%, 4/15/27	10,000	10,218
		119,850
Total U.S. Government Obligations
(Cost $117,967)		119,850

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(8) (9)	22,530,163	$22,530
Total Investment Companies
(Cost $22,530)		22,530

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.4%
U.S. Treasury Bills,
4.80%, 4/17/25(2)	$10,000	$9,783
4.83%, 5/15/25(2)	30,000	29,257
Total Short-Term Investments
(Cost $38,820)		39,040

Total Investments – 99.3%
(Cost $1,629,175)		1,636,394
Other Assets less Liabilities – 0.7%		12,038
NET ASSETS – 100.0%		$1,648,432

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2024, the value of these securities amounted to approximately
$515,103,000 or 31.2% of net assets.

(2)	Discount rate at the time of purchase.
(3)	Restricted security.
(4)	Variable or floating rate security. Rate as of September 30, 2024 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2024.
(6)	Investment in affiliate.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2024 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-backed securities(1)	$—	$98,007	$—	$98,007
Commercial Paper	—	970	—	970
Corporate Bonds(1)	—	644,060	—	644,060
Foreign Issuer Bonds(1)	—	704,544	—	704,544
U.S. Government Agencies(1)	—	7,393	—	7,393
U.S. Government Obligations	—	119,850	—	119,850
Investment Companies	22,530	—	—	22,530
Short-Term Investments	—	39,040	—	39,040
Total Investments	$22,530	$1,613,864	$—	$1,636,394

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  321 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 5.2% (1)
Fannie Mae – 3.0%
Pool #555649,
7.50%, 10/1/32	$8	$8
Pool #BH9277,
3.50%, 2/1/48	110	103
Pool #CB7509,
6.00%, 11/1/53	75	77
Pool #DA0021,
6.00%, 9/1/53	75	77
Pool #FS3063,
4.50%, 10/1/52	171	170
Pool #FS4669,
6.00%, 3/1/53	72	75
Pool #FS5952,
6.50%, 10/1/53	67	71
Pool #FS6176,
5.00%, 12/1/47	64	66
Pool #FS6177,
6.50%, 5/1/40	67	71
		718
Freddie Mac – 1.9%
Pool #RA8880,
5.50%, 4/1/53	88	89
Pool #SD1360,
5.50%, 7/1/52	98	99
Pool #SD2347,
5.50%, 2/1/53	73	75
Pool #SD2665,
6.00%, 4/1/53	88	91
Pool #SD3817,
6.00%, 9/1/53	112	115
Pool #ZS7735,
2.00%, 1/1/32	1	1
		470
Freddie Mac Gold – 0.1%
Pool #G30926,
3.50%, 4/1/36	17	17
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	65	60
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 5.2% (1)continued
Government National Mortgage Association I – 0.0%
Pool #676682,
4.50%, 6/15/25	$3	$3
Pool #783489,
5.00%, 6/15/25(2)	—	—
		3
Total U.S. Government Agencies
(Cost $1,248)		1,268

U.S. GOVERNMENT OBLIGATIONS – 93.9%
U.S. Treasury Bonds – 20.5%
4.50%, 8/15/39	50	53
1.13%, 5/15/40	250	165
4.25%, 11/15/40	250	257
3.88%, 2/15/43	500	482
3.88%, 5/15/43	500	481
4.38%, 8/15/43	375	386
4.75%, 11/15/43	250	270
4.63%, 5/15/44	100	106
2.75%, 11/15/47	400	312
3.38%, 11/15/48	360	312
2.88%, 5/15/49	75	59
2.38%, 11/15/49	500	355
1.38%, 8/15/50	250	138
2.38%, 5/15/51	500	353
4.75%, 11/15/53	780	862
4.63%, 5/15/54	225	244
4.25%, 8/15/54	100	102
		4,937
U.S. Treasury Inflation Indexed Notes – 1.8%
0.38%, 7/15/25	111	145
0.13%, 4/15/26	126	147
0.13%, 4/15/27	137	147
0.13%, 7/15/30	2	2
		441
U.S. Treasury Notes – 71.6%
0.38%, 11/30/25	28	27
0.38%, 12/31/25	59	56
2.63%, 12/31/25	119	117
4.25%, 1/31/26	250	251
4.00%, 2/15/26	1,035	1,038
0.75%, 3/31/26	170	163
0.88%, 6/30/26	302	288
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 322 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 93.9%continued
U.S. Treasury Notes – 71.6%continued
1.88%, 6/30/26	$295	$286
4.63%, 6/30/26	200	203
0.63%, 7/31/26	299	283
4.38%, 7/31/26	250	253
1.50%, 8/15/26	1,000	961
0.75%, 8/31/26	293	277
3.75%, 8/31/26	135	135
3.50%, 9/30/26	125	125
1.13%, 10/31/26	211	200
4.00%, 1/15/27	250	252
1.50%, 1/31/27	115	110
0.63%, 3/31/27	92	86
4.50%, 5/15/27	250	256
0.50%, 5/31/27	107	99
4.63%, 6/15/27	100	103
4.38%, 7/15/27	200	204
0.38%, 9/30/27	311	283
2.25%, 11/15/27	126	121
0.63%, 11/30/27	236	215
3.88%, 11/30/27	338	341
0.75%, 1/31/28	229	209
3.50%, 4/30/28	650	648
1.25%, 5/31/28	215	198
3.63%, 5/31/28	500	501
4.00%, 6/30/28	250	254
2.88%, 8/15/28	595	580
1.13%, 8/31/28	208	189
4.38%, 8/31/28	750	772
3.13%, 11/15/28	588	578
4.00%, 1/31/29	200	203
4.13%, 3/31/29	100	102
4.50%, 5/31/29	250	260
4.00%, 7/31/29	200	204
3.63%, 8/31/29	100	100
4.00%, 2/28/30	250	255
4.13%, 8/31/30	2,150	2,206
4.38%, 11/30/30	350	364
3.75%, 12/31/30	200	201
4.00%, 1/31/31	100	102
4.25%, 2/28/31	150	155
4.63%, 4/30/31	75	79
4.63%, 5/31/31	200	211
4.25%, 6/30/31	150	155
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 93.9%continued
U.S. Treasury Notes – 71.6%continued
4.13%, 7/31/31	$350	$360
3.75%, 8/31/31	100	100
3.63%, 9/30/31	100	100
3.50%, 2/15/33	180	177
3.38%, 5/15/33	300	292
4.00%, 2/15/34	675	687
4.38%, 5/15/34	175	183
3.88%, 8/15/34	125	126
		17,284
Total U.S. Government Obligations
(Cost $22,548)		22,662

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(3) (4)	162,606	$163
Total Investment Companies
(Cost $163)		163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bills,
5.15%, 10/3/24(5) (6)	$25	$25
Total Short-Term Investments
(Cost $25)		25

Total Investments – 99.9%
(Cost $23,984)		24,118
Other Assets less Liabilities – 0.1%		28
NET ASSETS – 100.0%		$24,146

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Principal Amount and Value rounds to less than one thousand.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2024 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  323 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND continued	September 30, 2024 (UNAUDITED)
Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At September 30, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Ultra 10-Year U.S. Treasury Note	1	$118	Long	12/24	$(— )*

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
*	Amounts round to less than a thousand.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$1,268	$—	$1,268
U.S. Government Obligations(1)	—	22,662	—	22,662
Investment Companies	163	—	—	163
Short-Term Investments	—	25	—	25
Total Investments	$163	$23,955	$—	$24,118
Liabilities
Futures Contracts	(— )*	—	—	(— )*

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 324 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

U.S. GOVERNMENT MONEY MARKET FUND	September 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 33.2% (1)
Federal Farm Credit Bank – 10.4%
FFCB Discount Notes,
4.88%, 10/7/24(2)	$15,000	$14,988
4.78%, 11/5/24(2)	65,000	64,701
5.22%, 11/25/24(2)	28,440	28,215
FFCB Notes,
(Floating, U.S. Federal Funds + 0.09%), 4.92%, 10/1/24(3)	45,000	44,991
(Floating, U.S. Federal Funds + 0.12%), 4.95%, 10/1/24(3)	60,000	60,000
(Floating, U.S. Federal Funds + 0.13%), 4.96%, 10/1/24(3)	35,000	34,995
(Floating, U.S. Federal Funds + 0.13%), 4.96%, 10/1/24(3)	85,000	85,000
(Floating, U.S. Federal Funds + 0.13%), 4.96%, 10/1/24(3)	30,000	30,000
(Floating, U.S. Federal Funds + 0.13%), 4.96%, 10/1/24(3)	15,000	15,000
(Floating, U.S. Federal Funds + 0.14%), 4.97%, 10/1/24(3)	35,000	35,000
(Floating, U.S. Federal Funds + 0.14%), 4.97%, 10/1/24(3)	50,000	50,000
(Floating, U.S. Federal Funds + 0.14%), 4.97%, 10/1/24(3)	15,000	14,998
(Floating, U.S. Federal Funds + 0.15%), 4.98%, 10/1/24(3)	35,000	35,000
(Floating, U.S. SOFR + 0.10%), 4.94%, 10/1/24(3)	6,000	6,000
(Floating, U.S. SOFR + 0.10%), 4.94%, 10/1/24(3)	50,000	50,000
(Floating, U.S. SOFR + 0.10%), 4.94%, 10/1/24(3)	18,700	18,700
(Floating, U.S. SOFR + 0.11%), 4.95%, 10/1/24(3)	40,000	40,000
(Floating, U.S. SOFR + 0.11%), 4.95%, 10/1/24(3)	1,000	1,000
(Floating, U.S. SOFR + 0.12%), 4.96%, 10/1/24(3)	25,000	25,000
(Floating, U.S. SOFR + 0.12%), 4.96%, 10/1/24(3)	45,000	45,000
(Floating, U.S. SOFR + 0.13%), 4.97%, 10/1/24(3)	180,000	180,000
(Floating, U.S. SOFR + 0.13%), 4.97%, 10/1/24(3)	30,000	30,000
(Floating, U.S. SOFR + 0.14%), 4.98%, 10/1/24(3)	80,000	80,000
(Floating, U.S. SOFR + 0.14%), 4.98%, 10/1/24(3)	75,000	75,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.2% (1)continued
Federal Farm Credit Bank – 10.4%continued
(Floating, U.S. SOFR + 0.14%), 4.98%, 10/1/24(3)	$35,000	$35,000
(Floating, U.S. SOFR + 0.15%), 4.99%, 10/1/24(3)	30,000	30,000
(Floating, U.S. SOFR + 0.15%), 4.99%, 10/1/24(3)	25,000	25,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	15,000	15,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	140,000	140,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	15,000	15,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	35,000	35,000
(Floating, U.S. SOFR + 0.16%), 5.21%, 10/3/24(3)	50,000	50,000
(Floating, U.S. SOFR + 0.17%), 5.01%, 10/1/24(3)	80,000	80,000
(Floating, U.S. SOFR + 0.17%), 5.01%, 10/1/24(3)	30,000	30,000
(Floating, U.S. SOFR + 0.17%), 5.01%, 10/1/24(3)	60,000	59,997
(Floating, U.S. SOFR + 0.18%), 5.02%, 10/1/24(3)	135,000	135,000
(Floating, U.S. SOFR + 0.18%), 5.02%, 10/1/24(3)	230,000	230,000
(Floating, U.S. SOFR + 0.18%), 5.02%, 10/1/24(3)	55,000	54,997
(Floating, U.S. SOFR + 0.19%), 5.03%, 10/1/24(3)	45,000	45,000
		2,083,582
Federal Home Loan Bank – 21.9%
FHLB Bonds,
5.13%, 2/7/25	80,000	80,000
5.03%, 2/14/25	230,000	230,000
4.88%, 2/19/25	305,000	304,743
4.88%, 2/19/25	200,000	199,845
5.02%, 2/19/25	80,000	80,000
5.00%, 2/24/25	165,000	165,000
4.63%, 2/27/25	300,000	299,703
4.63%, 2/27/25	270,000	269,724
4.63%, 3/3/25	205,000	204,811
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  325 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT MONEY MARKET FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.2% (1)continued
Federal Home Loan Bank – 21.9%continued
4.38%, 3/6/25	$275,000	$274,653
5.30%, 5/12/25	210,000	210,000
5.32%, 5/12/25	50,000	50,000
FHLB Discount Notes,
5.20%, 10/18/24(2)	20,000	19,951
5.20%, 10/23/24(2)	45,000	44,857
5.17%, 10/25/24(2)	20,000	19,931
5.16%, 10/30/24(2)	220,000	219,088
4.83%, 10/31/24(2)	100,000	99,603
5.15%, 11/1/24(2)	125,000	124,448
4.74%, 11/7/24(2)	55,000	54,733
4.79%, 11/7/24(2)	55,000	54,733
4.81%, 2/10/25(2)	70,000	68,778
4.83%, 2/10/25(2)	10,000	9,825
4.81%, 2/11/25(2)	45,000	44,208
FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 4.85%, 10/1/24(3)	142,180	142,180
(Floating, U.S. SOFR + 0.01%), 4.85%, 10/1/24(3)	100,000	100,000
(Floating, U.S. SOFR + 0.02%), 4.86%, 10/1/24(3)	50,000	50,000
(Floating, U.S. SOFR + 0.03%), 4.87%, 10/1/24(3)	276,000	276,000
(Floating, U.S. SOFR + 0.03%), 4.87%, 10/1/24(3)	85,000	85,000
(Floating, U.S. SOFR + 0.03%), 4.87%, 10/1/24(3)	150,000	150,000
(Floating, U.S. SOFR + 0.03%), 4.87%, 10/1/24(3)	95,000	95,000
(Floating, U.S. SOFR + 0.03%), 4.87%, 10/1/24(3)	55,000	55,000
(Floating, U.S. SOFR + 0.14%), 4.98%, 10/1/24(3)	50,000	50,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	40,000	40,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	15,000	15,000
(Floating, U.S. SOFR + 0.20%), 5.04%, 10/1/24(3)	10,000	10,000
(Floating, U.S. SOFR + 0.20%), 5.04%, 10/1/24(3)	125,000	125,000
(Floating, U.S. SOFR + 0.21%), 5.05%, 10/1/24(3)	55,000	55,000
		4,376,814
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.2% (1)continued
Federal Home Loan Mortgage Corporation – 0.2%
FHLMC Notes,
(Floating, U.S. SOFR + 0.11%), 4.95%, 10/1/24(3)	$29,000	$29,000
Federal National Mortgage Association – 0.7%
FNMA Notes,
(Floating, U.S. SOFR + 0.12%), 4.96%, 10/1/24(3)	100,000	100,000
(Floating, U.S. SOFR + 0.14%), 4.98%, 10/1/24(3)	30,000	30,000
		130,000
Total U.S. Government Agencies
(Cost $6,619,396)		6,619,396

U.S. GOVERNMENT OBLIGATIONS – 18.7%
U.S. Treasury Bills – 18.7%
5.06%, 10/1/24(2)	155,000	155,000
5.13%, 10/8/24(2)	55,000	54,944
5.13%, 10/10/24(2)	265,000	264,655
5.14%, 10/10/24(2)	127,000	126,835
5.20%, 10/10/24(2)	155,000	154,798
5.04%, 10/15/24(2)	79,800	79,638
4.96%, 10/17/24(2)	165,000	164,625
5.08%, 10/22/24(2)	191,300	190,717
5.09%, 10/24/24(2)	140,000	139,536
5.15%, 10/24/24(2)	30,000	29,901
5.04%, 10/29/24(2)	180,000	179,275
5.08%, 10/29/24(2)	100,000	99,597
5.10%, 10/31/24(2)	35,000	34,850
5.15%, 10/31/24(2)	50,000	49,785
4.98%, 11/7/24(2)	320,000	318,331
5.04%, 11/7/24(2)	50,000	49,739
5.01%, 11/12/24(2)	50,000	49,697
5.08%, 11/14/24(2)	55,000	54,660
4.94%, 11/26/24(2)	180,000	178,568
5.19%, 11/29/24(2)	90,000	89,237
4.93%, 12/5/24(2)	100,000	99,089
5.15%, 12/5/24(2)	65,000	64,408
4.82%, 12/10/24(2)	149,100	147,653
5.02%, 12/10/24(2)	105,000	103,981
4.82%, 12/12/24(2)	30,000	29,693
5.15%, 12/12/24(2)	110,000	108,875
4.80%, 12/17/24(2)	215,000	212,712
4.81%, 12/17/24(2)	35,000	34,628
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 326 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 18.7%continued
U.S. Treasury Bills – 18.7%continued
5.13%, 12/26/24(2)	$185,000	$182,728
5.07%, 1/9/25(2)	146,340	144,275
4.19%, 4/3/25(2)	75,000	73,405
4.20%, 4/3/25(2)	70,000	68,511
		3,734,346
Total U.S. Government Obligations
(Cost $3,734,346)		3,734,346

Investments, at Amortized Cost
( $10,353,742)		10,353,742

REPURCHASE AGREEMENTS – 49.2% (4)
Bank of America N.A., dated 9/30/24, repurchase price $200,027, 4.89%, 10/1/24	200,000	200,000
Barclays Capital, Inc., dated 9/30/24, repurchase price $1,850,252, 4.90%, 10/1/24	1,850,000	1,850,000
Barclays Capital, Inc., dated 9/30/24, repurchase price $250,034, 4.91%, 10/1/24	250,000	250,000
Canadian Imperial Bank of Commerce, dated 9/30/24, repurchase price $550,889, 4.85%, 10/7/24	550,000	550,000
Citigroup Global Markets, Inc., dated 9/30/24, repurchase price $122,017, 4.90%, 10/1/24	122,000	122,000
Citigroup Global Markets, Inc., dated 9/30/24, repurchase price $500,068, 4.88%, 10/1/24	500,000	500,000
Federal Reserve Bank of New York, dated 9/30/24, repurchase price $1,200,160, 4.80%, 10/1/24	1,200,000	1,200,000
Fixed Income Clearing Corp., dated 9/30/24, repurchase price $3,200,434, 4.88%, 10/1/24	3,200,000	3,200,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 49.2% (4)continued
JPMorgan Securities LLC, dated 9/30/24, repurchase price $100,014, 4.89%, 10/1/24	$100,000	$100,000
JPMorgan Securities LLC, dated 9/30/24, repurchase price $753,004, 4.85%, 10/7/24	750,000	750,000
NatWest Markets PLC, dated 9/30/24, repurchase price $700,095, 4.90%, 10/1/24	700,000	700,000
Royal Bank of Canada, New York Branch, dated 9/30/24, repurchase price $400,647, 4.85%, 10/7/24	400,000	400,000
		9,822,000
Total Repurchase Agreements
(Cost $9,822,000)		9,822,000

Total Investments – 101.1%
(Cost $20,175,742)		20,175,742
Liabilities less Other Assets – (1.1%)		(209,847)
NET ASSETS – 100.0%		$19,965,895

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)
Variable rate security. Rate as of September 30, 2024 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$50,751	0.38%—6.07%	10/3/24—6/10/39
FHLMC	$599,955	0.00%—7.50%	2/12/25—10/1/54
FNMA	$799,060	0.00%—7.25%	1/7/25—6/1/57
GNMA	$1,203,153	2.00%—7.50%	1/20/42—9/20/64
U.S. Treasury Bills	$2	0.00%	3/6/25
U.S. Treasury Bonds	$1,840,875	2.00%—4.50%	1/15/25—11/15/52
U.S. Treasury Notes	$5,524,260	0.13%—4.88%	11/30/24—7/15/34
Total	$10,018,056

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  327 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT MONEY MARKET FUND continued	September 30, 2024 (UNAUDITED)
EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund(1)	$—	$20,175,742	$—	$20,175,742

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 328 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

U.S. GOVERNMENT SELECT MONEY MARKET FUND	September 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 32.7% (1)
Federal Farm Credit Bank – 12.1%
FFCB Discount Notes,
4.88%, 10/7/24(2)	$5,000	$4,996
4.78%, 11/5/24(2)	15,000	14,931
5.22%, 11/25/24(2)	6,530	6,478
FFCB Notes,
(Floating, U.S. Federal Funds + 0.00%), 4.83%, 10/1/24(3)	20,000	20,000
(Floating, U.S. Federal Funds + 0.09%), 4.92%, 10/1/24(3)	9,000	8,998
(Floating, U.S. Federal Funds + 0.12%), 4.95%, 10/1/24(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.12%), 4.95%, 10/1/24(3)	6,000	6,000
(Floating, U.S. Federal Funds + 0.13%), 4.96%, 10/1/24(3)	5,000	4,999
(Floating, U.S. Federal Funds + 0.13%), 4.96%, 10/1/24(3)	15,000	15,000
(Floating, U.S. Federal Funds + 0.13%), 4.96%, 10/1/24(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.13%), 4.96%, 10/1/24(3)	8,000	8,000
(Floating, U.S. Federal Funds + 0.13%), 4.96%, 10/1/24(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.14%), 4.97%, 10/1/24(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.14%), 4.97%, 10/1/24(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.14%), 4.97%, 10/1/24(3)	5,000	4,999
(Floating, U.S. Federal Funds + 0.15%), 4.98%, 10/1/24(3)	10,000	10,000
(Floating, U.S. SOFR + 0.01%), 4.89%, 10/1/24(3)	25,000	25,000
(Floating, U.S. SOFR + 0.10%), 4.94%, 10/1/24(3)	10,000	10,000
(Floating, U.S. SOFR + 0.10%), 4.94%, 10/1/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 4.94%, 10/1/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 4.94%, 10/1/24(3)	25,000	25,000
(Floating, U.S. SOFR + 0.10%), 4.94%, 10/1/24(3)	4,400	4,400
(Floating, U.S. SOFR + 0.11%), 4.95%, 10/1/24(3)	15,000	15,000
(Floating, U.S. SOFR + 0.11%), 4.95%, 10/1/24(3)	5,000	5,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.7% (1)continued
Federal Farm Credit Bank – 12.1%continued
(Floating, U.S. SOFR + 0.12%), 4.96%, 10/1/24(3)	$12,000	$12,000
(Floating, U.S. SOFR + 0.12%), 4.96%, 10/1/24(3)	10,000	10,000
(Floating, U.S. SOFR + 0.13%), 4.97%, 10/1/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.13%), 4.97%, 10/1/24(3)	30,000	30,000
(Floating, U.S. SOFR + 0.14%), 4.98%, 10/1/24(3)	15,000	15,000
(Floating, U.S. SOFR + 0.14%), 4.98%, 10/1/24(3)	15,000	15,000
(Floating, U.S. SOFR + 0.14%), 4.98%, 10/1/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.14%), 4.98%, 10/1/24(3)	7,000	7,000
(Floating, U.S. SOFR + 0.14%), 4.98%, 10/1/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.15%), 4.99%, 10/1/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.15%), 4.99%, 10/1/24(3)	18,000	18,000
(Floating, U.S. SOFR + 0.15%), 4.99%, 10/1/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	25,000	25,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	10,000	10,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.17%), 5.01%, 10/1/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.17%), 5.01%, 10/1/24(3)	5,000	5,000
(Floating, U.S. SOFR + 0.18%), 5.02%, 10/1/24(3)	30,000	30,000
(Floating, U.S. SOFR + 0.18%), 5.02%, 10/1/24(3)	45,000	45,000
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  329 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.7% (1)continued
Federal Farm Credit Bank – 12.1%continued
(Floating, U.S. SOFR + 0.18%), 5.02%, 10/1/24(3)	$10,000	$10,000
(Floating, U.S. SOFR + 0.19%), 5.03%, 10/1/24(3)	10,000	10,000
		555,801
Federal Home Loan Bank – 20.6%
FHLB Bonds,
5.13%, 2/7/25	42,000	42,000
5.03%, 2/14/25	45,000	45,000
4.88%, 2/19/25	70,000	69,941
4.88%, 2/19/25	25,000	24,981
5.02%, 2/19/25	10,000	10,000
5.00%, 2/24/25	45,000	45,000
4.63%, 2/27/25	65,000	64,936
4.63%, 2/27/25	60,000	59,939
4.63%, 3/3/25	45,000	44,958
4.38%, 3/6/25	25,000	24,968
5.30%, 5/12/25	50,000	50,000
5.32%, 5/12/25	10,000	10,000
FHLB Discount Notes,
5.20%, 10/18/24(2)	5,000	4,988
5.20%, 10/23/24(2)	10,000	9,968
5.17%, 10/25/24(2)	5,000	4,983
5.16%, 10/30/24(2)	60,000	59,751
4.83%, 10/31/24(2)	20,000	19,921
5.15%, 11/1/24(2)	30,000	29,868
4.74%, 11/7/24(2)	10,000	9,951
4.79%, 11/7/24(2)	10,000	9,951
4.81%, 2/10/25(2)	15,000	14,738
4.81%, 2/11/25(2)	5,000	4,912
FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 4.85%, 10/1/24(3)	15,000	15,000
(Floating, U.S. SOFR + 0.01%), 4.85%, 10/1/24(3)	32,630	32,630
(Floating, U.S. SOFR + 0.02%), 4.86%, 10/1/24(3)	10,000	10,000
(Floating, U.S. SOFR + 0.03%), 4.87%, 10/1/24(3)	65,000	65,000
(Floating, U.S. SOFR + 0.03%), 4.87%, 10/1/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.03%), 4.87%, 10/1/24(3)	30,000	30,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.7% (1)continued
Federal Home Loan Bank – 20.6%continued
(Floating, U.S. SOFR + 0.03%), 4.87%, 10/1/24(3)	$20,000	$20,000
(Floating, U.S. SOFR + 0.03%), 4.87%, 10/1/24(3)	45,000	45,000
(Floating, U.S. SOFR + 0.03%), 4.87%, 10/1/24(3)	10,000	10,000
(Floating, U.S. SOFR + 0.16%), 5.00%, 10/1/24(3)	10,000	10,000
(Floating, U.S. SOFR + 0.20%), 5.04%, 10/1/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.21%), 5.05%, 10/1/24(3)	10,000	10,000
		948,384
Total U.S. Government Agencies
(Cost $1,504,185)		1,504,185

U.S. GOVERNMENT OBLIGATIONS – 19.6%
U.S. Treasury Bills – 19.6%
5.06%, 10/1/24(2)	40,000	40,000
5.13%, 10/8/24(2)	10,000	9,990
5.13%, 10/10/24(2)	65,000	64,915
5.14%, 10/10/24(2)	34,000	33,956
5.20%, 10/10/24(2)	35,000	34,954
5.04%, 10/15/24(2)	18,900	18,862
4.96%, 10/17/24(2)	35,000	34,920
5.08%, 10/22/24(2)	45,500	45,362
5.09%, 10/24/24(2)	30,000	29,901
5.04%, 10/29/24(2)	40,000	39,839
5.08%, 10/29/24(2)	20,000	19,919
5.10%, 10/31/24(2)	10,000	9,957
5.15%, 10/31/24(2)	10,000	9,957
4.98%, 11/7/24(2)	70,000	69,635
5.04%, 11/7/24(2)	10,000	9,948
5.01%, 11/12/24(2)	100,000	99,394
5.08%, 11/14/24(2)	10,000	9,938
4.94%, 11/26/24(2)	45,000	44,642
4.93%, 12/5/24(2)	20,000	19,818
5.15%, 12/5/24(2)	15,000	14,863
4.82%, 12/10/24(2)	25,000	24,757
5.02%, 12/10/24(2)	25,000	24,757
4.82%, 12/12/24(2)	5,000	4,949
5.15%, 12/12/24(2)	20,000	19,795
4.80%, 12/17/24(2)	45,000	44,521
4.81%, 12/17/24(2)	10,000	9,894
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 330 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 19.6%continued
U.S. Treasury Bills – 19.6%continued
5.13%, 12/26/24(2)	$45,000	$44,447
5.07%, 1/9/25(2)	35,630	35,127
4.19%, 4/3/25(2)	15,000	14,681
4.20%, 4/3/25(2)	20,000	19,575
		903,273
Total U.S. Government Obligations
(Cost $903,273)		903,273

Investments, at Amortized Cost
( $2,407,458)		2,407,458

REPURCHASE AGREEMENTS – 47.8% (4)
Bank of America N.A., dated 9/30/24, repurchase price $150,020, 4.89%, 10/1/24	150,000	150,000
Barclays Capital, Inc., dated 9/30/24, repurchase price $100,014, 4.91%, 10/1/24	100,000	100,000
Barclays Capital, Inc., dated 9/30/24, repurchase price $150,242, 4.84%, 10/7/24	150,000	150,000
Citigroup Global Markets, Inc., dated 9/30/24, repurchase price $146,020, 4.90%, 10/1/24	146,000	146,000
Federal Reserve Bank of New York, dated 9/30/24, repurchase price $900,120, 4.80%, 10/1/24	900,000	900,000
Fixed Income Clearing Corp., dated 9/30/24, repurchase price $100,014, 4.88%, 10/1/24	100,000	100,000
JPMorgan Securities LLC, dated 9/30/24, repurchase price $150,601, 4.85%, 10/7/24	150,000	150,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 47.8% (4)continued
JPMorgan Securities LLC, dated 9/30/24, repurchase price $400,054, 4.89%, 10/1/24	$400,000	$400,000
Royal Bank of Canada, New York Branch, dated 9/30/24, repurchase price $100,162, 4.85%, 10/7/24	100,000	100,000
		2,196,000
Total Repurchase Agreements
(Cost $2,196,000)		2,196,000

Total Investments – 100.1%
(Cost $4,603,458)		4,603,458
Liabilities less Other Assets – (0.1%)		(5,939)
NET ASSETS – 100.0%		$4,597,519

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)
Variable rate security. Rate as of September 30, 2024 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$477,612	1.50%—7.00%	10/1/31—9/1/54
FNMA	$265,814	1.63%—6.00%	1/7/25—9/1/54
GNMA	$292,300	1.50%—7.50%	10/20/35—8/20/64
U.S. Treasury Bonds	$900,862	3.00%—4.75%	5/15/39—11/15/45
U.S. Treasury Notes	$295,346	1.50%—4.25%	1/31/27—5/15/31
Total	$2,231,934

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  331 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	September 30, 2024 (UNAUDITED)
SOFR – Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$4,603,458	$—	$4,603,458

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 332 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

U.S. TREASURY INDEX FUND	September 30, 2024 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 99.2%
U.S. Treasury Bonds – 21.3%
6.00%, 2/15/26	$10	$10
6.50%, 11/15/26	35	37
6.38%, 8/15/27	65	70
6.13%, 11/15/27	75	81
5.50%, 8/15/28	50	54
5.25%, 11/15/28	100	107
6.13%, 8/15/29	50	56
6.25%, 5/15/30	75	85
5.38%, 2/15/31	50	55
4.50%, 2/15/36	60	64
4.75%, 2/15/37	25	27
5.00%, 5/15/37	50	56
4.38%, 2/15/38	50	53
4.50%, 5/15/38	45	48
3.50%, 2/15/39	50	48
4.25%, 5/15/39	50	52
4.50%, 8/15/39	100	106
4.38%, 11/15/39	50	52
4.63%, 2/15/40	100	107
1.13%, 5/15/40	250	165
4.38%, 5/15/40	65	68
1.13%, 8/15/40	350	229
3.88%, 8/15/40	100	99
1.38%, 11/15/40	325	221
4.25%, 11/15/40	100	103
1.88%, 2/15/41	450	330
4.75%, 2/15/41	95	103
2.25%, 5/15/41	335	260
4.38%, 5/15/41	40	42
1.75%, 8/15/41	500	355
3.75%, 8/15/41	100	96
2.00%, 11/15/41	400	294
3.13%, 11/15/41	145	128
2.38%, 2/15/42	300	234
3.13%, 2/15/42	100	88
3.00%, 5/15/42	55	47
3.25%, 5/15/42	225	200
2.75%, 8/15/42	130	107
3.38%, 8/15/42	150	135
2.75%, 11/15/42	165	135
4.00%, 11/15/42	200	197
3.13%, 2/15/43	105	91
3.88%, 2/15/43	250	241
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2%continued
U.S. Treasury Bonds – 21.3%continued
2.88%, 5/15/43	$225	$187
3.88%, 5/15/43	200	193
3.63%, 8/15/43	100	93
4.38%, 8/15/43	250	257
3.75%, 11/15/43	130	122
4.75%, 11/15/43	225	243
3.63%, 2/15/44	150	138
4.50%, 2/15/44	275	287
3.38%, 5/15/44	150	133
4.63%, 5/15/44	250	265
3.13%, 8/15/44	225	192
4.13%, 8/15/44	150	149
3.00%, 11/15/44	155	129
2.50%, 2/15/45	150	115
3.00%, 5/15/45	125	104
2.88%, 8/15/45	125	102
3.00%, 11/15/45	80	66
2.50%, 2/15/46	150	113
2.50%, 5/15/46	200	151
2.25%, 8/15/46	175	125
2.88%, 11/15/46	100	80
3.00%, 2/15/47	165	135
3.00%, 5/15/47	150	123
2.75%, 8/15/47	200	156
2.75%, 11/15/47	200	156
3.00%, 2/15/48	215	175
3.13%, 5/15/48	275	228
3.00%, 8/15/48	250	203
3.38%, 11/15/48	300	260
3.00%, 2/15/49	300	243
2.88%, 5/15/49	300	237
2.25%, 8/15/49	250	173
2.38%, 11/15/49	275	195
2.00%, 2/15/50	315	205
1.25%, 5/15/50	380	203
1.38%, 8/15/50	450	248
1.63%, 11/15/50	400	235
1.88%, 2/15/51	475	298
2.38%, 5/15/51	450	317
2.00%, 8/15/51	475	306
1.88%, 11/15/51	450	280
2.25%, 2/15/52	400	273
2.88%, 5/15/52	325	255
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  333 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. TREASURY INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2%continued
U.S. Treasury Bonds – 21.3%continued
3.00%, 8/15/52	$380	$305
4.00%, 11/15/52	350	341
3.63%, 2/15/53	325	296
3.63%, 5/15/53	335	305
4.13%, 8/15/53	400	398
4.75%, 11/15/53	425	469
4.25%, 2/15/54	475	484
4.63%, 5/15/54	400	434
4.25%, 8/15/54	250	255
		16,571
U.S. Treasury Notes – 77.9%
4.25%, 10/15/25	250	251
0.25%, 10/31/25	350	336
3.00%, 10/31/25	200	198
5.00%, 10/31/25	250	253
2.25%, 11/15/25	345	339
4.50%, 11/15/25	300	302
0.38%, 11/30/25	355	341
2.88%, 11/30/25	150	148
4.88%, 11/30/25	300	303
4.00%, 12/15/25	250	250
0.38%, 12/31/25	400	383
2.63%, 12/31/25	150	148
4.25%, 12/31/25	375	377
3.88%, 1/15/26	300	300
0.38%, 1/31/26	350	334
2.63%, 1/31/26	150	148
4.25%, 1/31/26	200	201
1.63%, 2/15/26	250	243
4.00%, 2/15/26	300	301
0.50%, 2/28/26	400	382
2.50%, 2/28/26	100	98
4.63%, 2/28/26	400	404
4.63%, 3/15/26	300	304
0.75%, 3/31/26	400	383
2.25%, 3/31/26	150	147
4.50%, 3/31/26	400	404
3.75%, 4/15/26	300	300
0.75%, 4/30/26	250	239
2.38%, 4/30/26	225	220
4.88%, 4/30/26	450	458
1.63%, 5/15/26	300	290
3.63%, 5/15/26	300	300
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2%continued
U.S. Treasury Notes – 77.9%continued
0.75%, 5/31/26	$300	$286
2.13%, 5/31/26	175	171
4.88%, 5/31/26	400	407
4.13%, 6/15/26	300	302
0.88%, 6/30/26	350	333
1.88%, 6/30/26	125	121
4.63%, 6/30/26	250	254
4.50%, 7/15/26	250	253
0.63%, 7/31/26	350	331
1.88%, 7/31/26	200	194
4.38%, 7/31/26	500	506
1.50%, 8/15/26	320	308
4.38%, 8/15/26	300	304
0.75%, 8/31/26	400	379
1.38%, 8/31/26	200	192
3.75%, 8/31/26	450	451
4.63%, 9/15/26	300	305
0.88%, 9/30/26	350	332
1.63%, 9/30/26	150	144
4.63%, 10/15/26	200	204
1.13%, 10/31/26	350	332
1.63%, 10/31/26	125	120
2.00%, 11/15/26	315	305
4.63%, 11/15/26	300	306
1.25%, 11/30/26	375	357
1.63%, 11/30/26	150	144
4.38%, 12/15/26	300	305
1.25%, 12/31/26	350	332
1.75%, 12/31/26	150	144
4.00%, 1/15/27	350	353
1.50%, 1/31/27	475	453
2.25%, 2/15/27	310	300
4.13%, 2/15/27	350	354
1.13%, 2/28/27	100	94
1.88%, 2/28/27	300	288
4.25%, 3/15/27	350	355
0.63%, 3/31/27	180	167
2.50%, 3/31/27	350	341
4.50%, 4/15/27	350	358
0.50%, 4/30/27	175	162
2.75%, 4/30/27	300	294
2.38%, 5/15/27	350	339
4.50%, 5/15/27	350	358
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 334 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2%continued
U.S. Treasury Notes – 77.9%continued
0.50%, 5/31/27	$200	$184
2.63%, 5/31/27	300	293
4.63%, 6/15/27	350	359
0.50%, 6/30/27	200	184
3.25%, 6/30/27	300	297
4.38%, 7/15/27	350	357
0.38%, 7/31/27	250	229
2.75%, 7/31/27	275	269
2.25%, 8/15/27	250	241
3.75%, 8/15/27	450	452
0.50%, 8/31/27	250	229
3.13%, 8/31/27	285	281
3.38%, 9/15/27	150	149
0.38%, 9/30/27	300	273
4.13%, 9/30/27	275	279
0.50%, 10/31/27	300	273
4.13%, 10/31/27	250	254
2.25%, 11/15/27	300	288
0.63%, 11/30/27	300	274
3.88%, 11/30/27	250	252
0.63%, 12/31/27	350	319
3.88%, 12/31/27	250	252
0.75%, 1/31/28	400	365
3.50%, 1/31/28	250	249
2.75%, 2/15/28	400	389
1.13%, 2/29/28	350	323
4.00%, 2/29/28	300	304
1.25%, 3/31/28	350	323
3.63%, 3/31/28	300	301
1.25%, 4/30/28	400	369
3.50%, 4/30/28	250	249
2.88%, 5/15/28	425	415
1.25%, 5/31/28	390	359
3.63%, 5/31/28	265	265
1.25%, 6/30/28	300	276
4.00%, 6/30/28	300	304
1.00%, 7/31/28	390	354
4.13%, 7/31/28	175	178
2.88%, 8/15/28	390	380
1.13%, 8/31/28	400	364
4.38%, 8/31/28	325	334
1.25%, 9/30/28	300	274
4.63%, 9/30/28	300	312
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2%continued
U.S. Treasury Notes – 77.9%continued
1.38%, 10/31/28	$400	$367
4.88%, 10/31/28	200	210
3.13%, 11/15/28	375	368
1.50%, 11/30/28	350	322
4.38%, 11/30/28	300	309
1.38%, 12/31/28	375	343
3.75%, 12/31/28	375	378
1.75%, 1/31/29	300	278
4.00%, 1/31/29	425	432
2.63%, 2/15/29	400	385
1.88%, 2/28/29	300	279
4.25%, 2/28/29	450	462
2.38%, 3/31/29	300	285
4.13%, 3/31/29	450	460
2.88%, 4/30/29	250	243
4.63%, 4/30/29	425	444
2.38%, 5/15/29	300	285
2.75%, 5/31/29	300	289
4.50%, 5/31/29	450	468
3.25%, 6/30/29	225	222
4.25%, 6/30/29	450	463
2.63%, 7/31/29	200	192
4.00%, 7/31/29	450	459
1.63%, 8/15/29	300	274
3.13%, 8/31/29	200	196
3.63%, 8/31/29	600	602
3.50%, 9/30/29	250	249
3.88%, 9/30/29	75	76
4.00%, 10/31/29	200	204
1.75%, 11/15/29	225	206
3.88%, 11/30/29	200	203
3.88%, 12/31/29	250	253
3.50%, 1/31/30	250	249
1.50%, 2/15/30	375	337
4.00%, 2/28/30	200	204
3.63%, 3/31/30	250	250
3.50%, 4/30/30	250	249
0.63%, 5/15/30	500	425
3.75%, 5/31/30	250	252
3.75%, 6/30/30	200	201
4.00%, 7/31/30	150	153
0.63%, 8/15/30	675	569
4.13%, 8/31/30	250	257
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  335 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. TREASURY INDEX FUND continued	September 30, 2024 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2%continued
U.S. Treasury Notes – 77.9%continued
4.63%, 9/30/30	$250	$263
4.88%, 10/31/30	200	213
0.88%, 11/15/30	625	532
4.38%, 11/30/30	250	260
3.75%, 12/31/30	250	251
4.00%, 1/31/31	250	255
1.13%, 2/15/31	650	559
4.25%, 2/28/31	200	207
4.13%, 3/31/31	300	308
4.63%, 4/30/31	250	264
1.63%, 5/15/31	660	582
4.63%, 5/31/31	270	285
4.25%, 6/30/31	200	207
4.13%, 7/31/31	350	360
1.25%, 8/15/31	750	641
3.75%, 8/31/31	350	352
3.63%, 9/30/31	150	150
1.38%, 11/15/31	700	599
1.88%, 2/15/32	650	574
2.88%, 5/15/32	600	567
2.75%, 8/15/32	600	561
4.13%, 11/15/32	650	669
3.50%, 2/15/33	650	639
3.38%, 5/15/33	575	559
3.88%, 8/15/33	700	706
4.50%, 11/15/33	650	686
4.00%, 2/15/34	700	712
4.38%, 5/15/34	765	801
3.88%, 8/15/34	525	529
		60,741
Total U.S. Government Obligations
(Cost $82,094)		77,312

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.75%(1) (2)	130,850	$131
Total Investment Companies
(Cost $131)		131

Total Investments – 99.4%
(Cost $82,225)		77,443
Other Assets less Liabilities – 0.6%		505
NET ASSETS – 100.0%		$77,948

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2024 is disclosed.
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations(1)	$—	$77,312	$—	$77,312
Investment Companies	131	—	—	131
Total Investments	$131	$77,312	$—	$77,443

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
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Notes to the financial statements	September 30, 2024 (Unaudited)
1. ORGANIZATION
Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 39 funds as of September 30, 2024, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, Bond Index, California Intermediate Tax-Exempt, California Tax-Exempt, Core Bond, Fixed Income, High Yield Fixed Income, High Yield Municipal, Intermediate Tax-Exempt, Limited Term Tax-Exempt, Limited Term U.S. Government, Multi-Manager High Yield Opportunity, Short Bond, Tax-Advantaged Ultra-Short Fixed Income, Tax-Exempt, Ultra-Short Fixed Income, U.S. Government, U.S. Government Money Market, U.S. Government Select Money Market and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt Fund, which is a non-diversified portfolio. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.
Each Fund is authorized to issue one class of shares designated as the “Shares” class. The Ultra-Short Fixed Income Fund is authorized to issue a second class of shares designated as Siebert Williams Shank Shares.
Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Funds. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
The U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund seek to qualify as government money market funds under Rule 2a-7 of the 1940 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value (“NAV”) of each class of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time on each day the NYSE is open for trading. The NAV calculation time and cut-off time for submitting purchase, redemption and exchange requests is at 4:00 P.M. Central time with respect to the U.S. Government Money Market Fund and U.S. Government Select Money Market Fund.
A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS
Securities for the Funds other than the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the last quoted sale price, or the official closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by the Funds' approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.
The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.
Shares of open-end investment companies, other than exchange-traded funds, are valued at their closing NAV. Shares of closed-end funds and exchange-traded funds are valued at their closing market price. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded futures and options are valued at the settlement price as established each day by the exchange on which they are traded. Centrally cleared and bilateral swap agreements are generally valued using an independent pricing service. The foregoing prices may be obtained from one or more independent
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Notes to the financial statements continued
pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost.
The investments held by the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust's Board of Trustees ("Board") believes the extent of any deviation from a Fund’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.
The Board has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign equity securities held by a Fund, in which case NTI may use adjustment factors obtained from an independent fair value pricing service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.
The use of fair valuation involves the risk that the values used by NTI to price a Fund's investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) CREDIT ENHANCEMENTS  Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. government securities or U.S. government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.
C) FUTURES CONTRACTS  Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return or to seek exposure to certain countries or currencies or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.
At September 30, 2024, the aggregate market value of assets pledged related to each Fund’s investment in futures contracts for the Core Bond, Fixed Income, High Yield Fixed Income, Short Bond and U.S. Government Funds was approximately $80,000, $210,000, $1,474,000, $45,000 and $25,000, respectively. At September 30, 2024, the aggregate fair value of cash to cover margin requirements for open positions for Multi-Manager High Yield Opportunity Fund was approximately $4,000. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 10.
D) FOREIGN CURRENCY TRANSLATION  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the
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Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.
E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
 Certain Funds may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of a Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.
F) CREDIT DEFAULT SWAP AGREEMENTS To the extent consistent with their investment objectives and strategies, certain Funds may invest in credit default swap (“CDS”) agreements for hedging purposes or to gain credit exposure. A Fund may enter into CDS agreements either as a buyer or seller of protection. The buyer of protection in a swap agreement is the party that makes a periodic stream of payments to the counterparty based on the fixed rate of the agreement to the party that is the seller of protection. In exchange for the fixed rate payments received, the seller of protection agrees to provide credit protection to the buyer in the form of payment in the event of a credit default event on the referenced obligation or an underlying security comprising the referenced index. In the event of a credit default event, as defined under the terms of each particular swap agreement, if a Fund is the seller of protection, the Fund will either a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is the buyer of protection and a credit default event should occur, the Fund will either a) receive from the seller of protection in the swap agreement an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit default event should occur, the maximum potential amount of future payments the seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the swap.
The implied credit spreads are disclosed in the Schedule of Investments for those agreements for which a Fund is the protection seller, if any, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for each swap. The wider the credit spread, the greater the likelihood or risk of default or other credit event occurring for the referenced entity. Events or circumstances that would require the seller to perform under the derivative agreement are credit events as defined under the terms of that particular swap agreement, such as bankruptcy, cross acceleration, failure to pay, repudiation and restructuring.
The resulting values for CDS agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default agreement should the notional amount of the swap agreement be closed/sold as of the period end. When compared to the notional amount of the swap, decreasing market values for CDS sold and, conversely, increasing market values for CDS purchased, represent a deterioration of the referenced entity’s
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Notes to the financial statements continued
credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
When entering into a CDS agreement as a buyer of protection, a Fund may pay an upfront premium to enter into the agreement. When selling protection, a Fund may receive this upfront premium paid from the buyer. During the term of the CDS agreement, the discounted value of the estimated stream of fixed rate payments from buyer to seller yet to be made is recorded as unrealized gain or loss on CDS agreements, with any interest payments already having been made being recognized as realized gain or loss on CDS agreements. This treatment will occur until the CDS is sold or reaches its expiration. Any upfront payments made or received upon entering into a CDS agreement are treated as part of the cost and are reflected as part of the unrealized appreciation (depreciation) on valuation. Upon termination of the swap agreement, the amount included in the cost is reversed and becomes part of the realized gain (loss) on CDS agreements. Unrealized appreciation (depreciation) on bilateral CDS agreements and variation margin on centrally cleared CDS agreements, if any, is included in the Statements of Assets and Liabilities, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.
Counterparty credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap agreement. Additionally, risks may arise with respect to the underlying issuer of the referenced security. Therefore, NTI or the sub-adviser considers the creditworthiness of each underlying issuer of the referenced security in addition to the creditworthiness of the counterparty. In addition, NTI or the sub-advisers may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each swap agreement, collateral may be posted between a Fund and its counterparties to mitigate credit risk.  Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10. With respect to CDS agreements that were outstanding as of September 30, 2024 for the Multi-Manager High Yield Opportunity Fund, approximately $63,000 was pledged by the Fund and is included in Due from broker on the Statements of Assets and Liabilities and approximately $1,000 received by the Fund and is included in Due to broker on the Statements of Assets and Liabilities. No other Funds had any outstanding CDS agreements for the six months ended September 30, 2024.
G) TOTAL RETURN SWAPS To the extent consistent with their investment objectives and strategies, certain Funds may invest in total return swap (“TRS”) agreements for hedging purposes and/or to seek to increase total return. TRS agreements are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. TRS agreements are entered into on a net basis, i.e.; the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If the other party to such a transaction defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed.
In addition, these transactions can involve greater risks than if a Fund had invested in the reference obligation directly because, in addition to general market risk, swaps are subject to illiquidity risk, counterparty risk and pricing risk. Because they are two party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and often valued subjectively. Swaps may be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result insignificant losses.
Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the TRS agreement to compensate for differences between the stated terms of the TRS agreement and prevailing market conditions. These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Interest payments earned or charged under the terms of the TRS agreements are recorded as realized gain (loss) on total return swap agreements. The swap interest receivable or payable as of September 30, 2024, if any, is included as unrealized appreciation (depreciation) on total return swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on bilateral total return swap agreements, if any, is included in the Statements of Assets and Liabilities, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.
Further information on the impact of these positions on the Funds' financial statements can be found in Note 10. With respect to TRS agreement that were outstanding as of September 30, 2024 for the Multi-Manager High Yield Opportunity Fund, approximately $190,000 received by the Fund and is included in Due to broker on the Statements of Assets and Liabilities. No other Funds had any outstanding TRS agreements for the six months ended September 30, 2024.
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September 30, 2024 (Unaudited)
H) WHEN-ISSUED/DELAYED DELIVERY SECURITIES  Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. When-issued securities at September 30, 2024, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.
Certain Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. At September 30, 2024, the Bond Index Fund received collateral in the form of U.S. Treasury Bonds amounting to approximately $323,000, which is not included in the Statements of Assets and Liabilities and cash collateral amounting to approximately $26,000 which is included in Due to broker on the Statements of Assets and Liabilities. No collateral has been pledged by the Bond Index Fund from a broker as of September 30, 2024.
I) MORTGAGE DOLLAR ROLLS  Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.
For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
J) TERM LOANS The High Yield Municipal, High Yield Fixed Income and Multi-Manager High Yield Opportunity Funds may purchase assignments of, and participations in, term loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender. The Fund may also enter into lending arrangements involving unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand. Unfunded loan commitments, if any, represent a future obligation, in full, and are recorded as a liability on the Statements of Assets and Liabilities at fair value. The High Yield Municipal Fund may purchase the securities of distressed companies, including companies engaged in restructurings or bankruptcy proceedings. Investments in distressed companies may include senior obligations of an issuer issued in connection with a restructuring under Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” or “DIP” financings). DIP financings generally allow the issuer to continue its operations while reorganizing. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is risk that the issuer under a DIP financing will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Fund’s only recourse would be against the collateral securing the DIP financing.
K) REPURCHASE AGREEMENTS  The U.S. Government Money Market Fund and U.S. Government Select Money Market Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Funds may be delayed or limited. The U.S. Government Money Market Fund and U.S. Government Select Money Market Fund have entered into such repurchase agreements at September 30, 2024, as reflected in their accompanying Schedules of Investments.
Pursuant to exemptive relief granted by the SEC, U.S. Government Money Market Fund and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through
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Notes to the financial statements continued
a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreements with the Funds and does not collect any additional fees from the Funds for such services. The U.S. Government Money Market Fund did not enter into such joint repurchase agreements during the period. There were no outstanding joint repurchase agreements at September 30, 2024.
The Funds may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolios may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. As of September 30, 2024, the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.
The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
U.S. Government Money Market	Bank of America	$200,000	$(200,000)	$–
	Barclays	2,100,000	(2,100,000)	–
	Canadian Imperial Bank	550,000	(550,000)	–
	Citigroup	622,000	(622,000)	–
	Federal Reserve Bank of New York	1,200,000	(1,200,000)	–
	Fixed Income Clearing Corp	3,200,000	(3,200,000)	–
	JPMorgan	850,000	(850,000)	–
	NatWest Markets PLC	700,000	(700,000)	–
	Royal Bank of Canada	400,000	(400,000)	–
	Total	$9,822,000	$(9,822,000)	$–
U.S. Government Select Money Market	Bank of America	$150,000	$(150,000)	$–
	Barclays	250,000	(250,000)	–
	Citigroup	146,000	(146,000)	–
	Federal Reserve Bank of New York	900,000	(900,000)	–
	Fixed Income Clearing Corp	100,000	(100,000)	–
	JPMorgan	550,000	(550,000)	–
	Royal Bank of Canada	100,000	(100,000)	–
	Total	$2,196,000	$(2,196,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.
Additional information about netting arrangements under the Netting Arrangements can be found in Note 10.
L) INVESTMENT TRANSACTIONS AND INCOME  Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.
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The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.
M) EXPENSES  Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses are recognized on an accrual basis.
N) REDEMPTION FEES  The High Yield Fixed Income and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2024, were as follows:
Amounts in thousands	Redemption Fees
High Yield Fixed Income	$11
Multi-Manager High Yield Opportunity	—*
*
Amounts round to less than $1,000.

Redemption fees for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	Redemption Fees
High Yield Fixed Income	$3
Multi-Manager High Yield Opportunity	—*
* Amounts round to less than $1,000.

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share for both fiscal periods.
O) DISTRIBUTIONS TO SHAREHOLDERS  Distributions of dividends from net investment income, if any, are declared and paid as follows:
	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
Bond Index	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
California Tax-Exempt	Daily	Monthly
Core Bond	Daily	Monthly
Fixed Income	Daily	Monthly
High Yield Fixed Income	Daily	Monthly
High Yield Municipal	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly
Limited Term Tax-Exempt	Daily	Monthly
Limited Term U.S. Government	Daily	Monthly
Multi-Manager High Yield Opportunity	Monthly	Monthly
Short Bond	Daily	Monthly
Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly
Tax-Exempt	Daily	Monthly
Ultra-Short Fixed Income	Daily	Monthly
U.S. Government	Daily	Monthly
U.S. Government Money Market	Daily	Monthly
U.S. Government Select Money Market	Daily	Monthly
U.S. Treasury Index	Daily	Monthly
Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily relate to Section 988 currency gains and losses, paydowns, distributions in excess of investment company taxable income, and differing treatment of amortization on certain callable bonds. These reclassifications have no impact on the net assets or the NAVs per share of the Funds.
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Notes to the financial statements continued
At March 31, 2024, the following reclassifications were recorded:
Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	Capital Stock
Bond Index	$1,188	$(1,188)	$—
Core Bond	80	(80)	—
Fixed Income	501	(501)	—
High Yield Fixed Income	3,189	(3,189)	—
Intermediate Tax-Exempt	368	—	(368)
Limited Term Tax-Exempt	12	—	(12)
Limited Term U.S. Government	2	(2)	—
Multi-Manager High Yield Opportunity	233	(233)	—
Short Bond	239	(239)	—
Tax-Advantaged Ultra-Short Fixed Income	13	(13)	—
Ultra-Short Fixed Income	1,228	(1,228)	—
U.S. Government	— *	(— )*	—
U.S. Government Money Market	3	(3)	—
U.S. Government Select Money Market	3	(3)	—

*	Amount rounds to less than $1,000.
P) FEDERAL INCOME TAXES  No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income, tax-exempt income and capital gains to its shareholders.
Capital losses incurred that will be carried forward indefinitely are as follows:
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Arizona Tax-Exempt	$3,067	$4,717
Bond Index	27,439	100,233
California Intermediate Tax-Exempt	5,024	14,361
California Tax-Exempt	1,960	4,156
Core Bond	14,903	10,340
Fixed Income	37,218	47,977
High Yield Fixed Income	142,308	679,929
High Yield Municipal	15,187	78,367
Intermediate Tax-Exempt	47,773	75,911
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Limited Term Tax-Exempt	$9,256	$9,494
Limited Term U.S. Government	5,424	1,995
Multi-Manager High Yield Opportunity	1,898	63,664
Short Bond	3,724	23,617
Tax-Advantaged Ultra-Short Fixed Income	19,377	13,175
Tax-Exempt	50,975	76,168
Ultra-Short Fixed Income	12,566	15,428
U.S. Government	4,893	572
U.S. Government Select Money Market	—	9
U.S. Treasury Index	519	3,196
At March 31, 2024, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:
	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Arizona Tax-Exempt	$28	$—	$—	$(5,433)
Bond Index	—	1,294	—	(214,128)
California Intermediate Tax-Exempt	75	—	—	(16,360)
California Tax-Exempt	63	—	—	(6,830)
Core Bond	—	23	—	(6,137)
Fixed Income	—	173	—	(22,523)
High Yield Fixed Income	—	4,224	—	(172,579)
High Yield Municipal	472	—	—	(41,591)
Intermediate Tax-Exempt	—	—	—	(63,186)
Limited Term Tax-Exempt	—	—	—	(9,894)
Limited Term U.S. Government	—	14	—	(855)
Multi-Manager High Yield Opportunity	—	518	—	(4,205)
Short Bond	—	71	—	(3,759)
Tax-Advantaged Ultra-Short Fixed Income	1,159	—	—	(10,066)
Tax-Exempt	147	—	—	(47,577)
Ultra-Short Fixed Income	—	1,810	—	(5,842)
U.S. Government	—	36	—	(676)
U.S. Government Money Market	—	85,508	12	—
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	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
U.S. Government Select Money Market	$—	$18,117	$—	$—
U.S. Treasury Index	—	31	—	(7,915)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended March 31, 2024, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$2,250	$56	$—
Bond Index	—	77,954	—
California Intermediate Tax-Exempt	6,323	550	—
California Tax-Exempt	4,488	322	—
Core Bond	—	3,861	—
Fixed Income	—	16,012	—
High Yield Fixed Income	—	181,396	—
High Yield Municipal	14,568	1,128	—
Intermediate Tax-Exempt	38,364	1,704	—
Limited Term Tax-Exempt	9,997	464	—
Limited Term U.S. Government	—	1,220	—
Multi-Manager High Yield Opportunity	—	16,135	—
Short Bond	—	10,053	—
Tax-Advantaged Ultra-Short Fixed Income	43,583	25,986	—
Tax-Exempt	26,019	918	—
Ultra-Short Fixed Income	—	86,232	—
U.S. Government	—	1,085	—
U.S. Government Money Market	—	973,889	— **
U.S. Government Select Money Market	—	192,072	— **
U.S. Treasury Index	—	1,890	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
**	Amount rounds to less than one thousand.
The tax character of distributions paid during the fiscal year ended March 31, 2023, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$2,857	$63	$ —
	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$—	$60,053	$—
California Intermediate Tax-Exempt	8,199	264	—
California Tax-Exempt	4,390	151	—
Core Bond	—	4,214	—
Fixed Income	—	18,411	—
High Yield Fixed Income	—	216,986	—
High Yield Municipal	23,481	465	—
Intermediate Tax-Exempt	50,999	1,202	—
Limited Term Tax-Exempt	9,809	353	—
Limited Term U.S. Government	—	1,126	—
Multi-Manager High Yield Opportunity	—	11,421	—
Short Bond	—	7,357	—
Tax-Advantaged Ultra-Short Fixed Income	25,115	19,456	—
Tax-Exempt	35,509	534	—
Ultra-Short Fixed Income	—	62,599	—
U.S. Government	—	1,001	—
U.S. Government Money Market	—	338,661	—
U.S. Government Select Money Market	—	65,084	—
U.S. Treasury Index	—	1,476	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
As of March 31, 2024, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.
Q) OTHER RISKS  Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.
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Notes to the financial statements continued
On a daily basis a Fund may hold a cash surplus. Maintaining cash positions may also subject the Funds to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
3. SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2024.
Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2024.
4. BANK BORROWINGS
The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $220,000,000 senior unsecured revolving credit facility on November 13, 2023, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility.
No Funds had any borrowings or incurred any interest expense for the six months ended September 30, 2024. There were no outstanding loan amounts at September 30, 2024.
5. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory services, administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).
With respect to the Limited Term U.S. Government, Fixed Income, U.S. Government and Short Bond Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses, except for acquired fund fees and expenses arising from the Fund’s investment in other non-money market mutual funds or exchange-traded funds managed by NTI; (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.  Further with respect to these Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class in an amount equal to the acquired fund fees and expenses arising from the Fund’s investment in other non-money market mutual funds or exchange-traded funds managed by NTI. The reimbursement will not apply to those Funds that do not charge an advisory fee as a result of contractual or voluntary fee waivers.
With respect to the Bond Index Fund, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses, including any acquired fund fees and expenses, of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding extraordinary expenses.  NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
For all other Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described below); (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees;  (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and
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September 30, 2024 (Unaudited)
renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
NTI has contractually agreed to reimburse the management fees payable by each Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market mutual funds managed by NTI.
The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement, if any, is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. There were no voluntary reimbursement receivables at September 30, 2024.
At September 30, 2024, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Bond Index	0.0600%	0.0749%
High Yield Fixed Income	0.5800%	0.6000%
U.S. Government Money Market	0.3300%	0.3500%
U.S. Government Select Money Market	0.3300%	0.3500%
U.S. Treasury Index	0.1300%	0.1500%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Arizona Tax-Exempt	0.43%	0.417%	0.404%	0.45%
California Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
California Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Core Bond	0.38%	0.369%	0.358%	0.40%
Fixed Income	0.43%	0.417%	0.404%	0.45%
High Yield Municipal	0.56%	0.543%	0.527%	0.58%
Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Limited Term Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Limited Term U.S. Government	0.38%	0.369%	0.358%	0.40%
	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Multi-Manager High Yield Opportunity	0.65%	0.631%	0.612%	0.67%
Short Bond	0.38%	0.369%	0.358%	0.40%
Tax-Advantaged Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%
Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%
U.S. Government	0.38%	0.369%	0.358%	0.40%
The contractual reimbursement arrangements described above may not be terminated before July 31, 2025 without the approval of the Board of Trustees. The contractual reimbursement arrangements will continue automatically thereafter for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year.
NTI may reimburse additional expenses or waive all or a portion of the management fees for the Funds, including, from time to time to avoid a negative yield for the U.S. Government Money Market and U.S. Government Select Money Market Funds. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. NTI did not voluntarily reimburse any Funds during the fiscal year ended September 30, 2024.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.
The Multi-Manager High Yield Opportunity Fund is managed by NTI and the Sub-Advisers. In addition to selecting the overall investment strategies of the Fund, NTI oversees and monitors the selection and performance of any Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.
As of September 30, 2024, BlackRock Investment Management, LLC, Nomura Corporate Research and Asset Management Inc. and Polen Capital Credit, LLC are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.
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Notes to the financial statements continued
NTI is responsible for payment of sub-advisory fees to the Sub-Advisers.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund, except for the U.S. Government Money Market and U.S. Select Government Money Market Funds, which is computed daily and payable monthly, at an annual rate of 0.019 percent of the average daily net assets of each Fund.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. During the period, the Funds (except the U.S. Government Money Market and the U.S. Government Select Money Market) have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are shown as Less custodian credits in the Funds’ Statements of Operations.
Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Northern Institutional Funds U.S. Government Portfolio (the "Portfolio") and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
6. RELATED PARTY TRANSACTIONS
Each Fund, excluding the U.S. Government Money Market and U.S. Government Select Money Market Funds, may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At September 30, 2024, the Funds, excluding the U.S. Government Money Market and U.S. Government Select Money Market Funds, held an investment in the Northern Institutional Funds U.S. Government Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25 percent. NTI reimbursed each Fund the management fees payable by the Fund in an amount equal to the net management fee NTI earned on the amount invested by the Fund in money market mutual funds managed by NTI, as described in Note 5.  This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.
The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2024, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.
NTI or the Sub-Advisers may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with NTI, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.  For the six months ended September 30, 2024, there were no Funds that paid Northern Trust Securities, Inc., an affiliate of NTI, brokerage commissions.
During the six months ended September 30, 2024, there were no Funds that received reimbursements from NTI in connection with settlement fees pursuant to the European Union’s Central
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Securities Depositories Regulation. These amounts, if any, are included in Interest income on the Funds’ Statements of Operations.
Certain uninvested cash balances of U.S. Government Money Market Fund and U.S. Government Select Money Market Fund may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Funds’ Statements of Operations as Income from affiliates.
Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the six months ended September 30, 2024, the High Yield Fixed Income Fund received an amount from Northern Trust of approximately $2,000 and the Multi-Manager High Yield Opportunity Fund received an amount from Northern Trust of less than $1,000. These amounts are included in Interest income on the Funds’ Statements of Operations.
7. INVESTMENT TRANSACTIONS
For the six months ended September 30, 2024, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:
	Purchases		Sales
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$5,484	$12,227	$5,680	$16,799
Bond Index	435,746	88,682	427,157	108,054
California Intermediate Tax-Exempt	11,589	42,121	14,991	41,360
California Tax-Exempt	6,084	34,064	6,299	27,418
Core Bond	38,172	20,756	39,891	14,226
Fixed Income	118,493	92,701	151,093	56,578
High Yield Fixed Income	—	619,502	—	610,178
High Yield Municipal	16,856	111,707	17,444	29,305
Intermediate Tax-Exempt	75,460	232,744	92,931	278,056
Limited Term Tax-Exempt	17,465	66,446	18,082	104,346
Limited Term U.S. Government	5,200	—	11,145	—
Multi-Manager High Yield Opportunity	—	48,283	—	52,819
Short Bond	116,033	42,662	89,895	17,938
Tax-Advantaged Ultra-Short Fixed Income	—	537,908	—	463,820
Tax-Exempt	28,001	158,943	34,059	102,622
Ultra-Short Fixed Income	22,968	308,992	2,786	363,891
	Purchases		Sales
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
U.S. Government	$3,974	$—	$5,142	$—
U.S. Treasury Index	17,166	—	12,389	—
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.
At September 30, 2024, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Arizona Tax-Exempt	$477	$ (3,865)	$ (3,388)	$63,384
Bond Index	33,356	(149,012)	(115,656)	2,564,412
California Intermediate Tax-Exempt	1,243	(12,808)	(11,565)	262,923
California Tax-Exempt	3,338	(8,153)	(4,815)	160,544
Core Bond	1,646	(3,744)	(2,098)	98,585
Fixed Income	6,463	(17,850)	(11,387)	366,917
High Yield Fixed Income	72,111	(142,362)	(70,251)	2,890,479
High Yield Municipal	4,613	(29,945)	(25,332)	409,596
Intermediate Tax-Exempt	11,078	(53,705)	(42,627)	1,238,281
Limited Term Tax-Exempt	2,909	(5,952)	(3,043)	392,221
Limited Term U.S. Government	210	(229)	(19)	24,045
Multi-Manager High Yield Opportunity	8,821	(10,485)	(1,664)	188,378
Short Bond	3,325	(1,565)	1,760	300,262
Tax-Advantaged Ultra-Short Fixed Income	11,744	(3,327)	8,417	2,635,795
Tax-Exempt	6,290	(40,420)	(34,130)	826,215
Ultra-Short Fixed Income	8,931	(1,930)	7,001	1,629,393
U.S. Government	441	(322)	119	23,999
NORTHERN FUNDS SEMIANNUAL REPORT  349 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
U.S. Government Money Market	$—	$—	$—	$20,175,742
U.S. Government Select Money Market	—	—	—	4,603,458
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
U.S. Treasury Index	$678	$(5,720)	$(5,042)	$82,485
8. CAPITAL SHARE TRANSACTIONS
Transactions in Shares class for the six months ended September 30, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	641	$6,212	65	$625	(1,067)	$(10,297)	(361)	$(3,460)
Bond Index	40,670	373,738	1,105	10,147	(42,671)	(390,451)	(896)	(6,566)
California Intermediate Tax-Exempt	2,044	20,187	45	450	(2,589)	(25,469)	(500)	(4,832)
California Tax-Exempt	934	9,819	69	721	(1,177)	(12,362)	(174)	(1,822)
Core Bond	522	4,703	76	680	(515)	(4,557)	83	826
Fixed Income	2,624	23,596	360	3,204	(3,222)	(28,693)	(238)	(1,893)
High Yield Fixed Income	40,954	246,586	1,693	10,163	(32,446)	(193,699)	10,201	63,050
High Yield Municipal	10,987	81,860	103	768	(5,568)	(41,716)	5,522	40,912
Intermediate Tax-Exempt	7,659	74,960	208	2,032	(16,746)	(163,715)	(8,879)	(86,723)
Limited Term Tax-Exempt	1,697	16,819	61	601	(6,836)	(67,577)	(5,078)	(50,157)
Limited Term U.S. Government	20	192	13	120	(683)	(6,283)	(650)	(5,971)
Multi-Manager High Yield Opportunity	2,000	16,888	204	1,712	(2,716)	(22,770)	(512)	(4,170)
Short Bond	2,525	46,034	121	2,189	(1,566)	(28,374)	1,080	19,849
Tax-Advantaged Ultra-Short Fixed Income	43,612	443,874	520	5,281	(40,264)	(409,171)	3,868	39,984
Tax-Exempt	9,578	91,962	236	2,264	(8,300)	(79,396)	1,514	14,830
Ultra-Short Fixed Income	18,886	194,249	2,116	21,769	(20,236)	(208,156)	766	7,862
U.S. Government	232	2,073	22	190	(399)	(3,489)	(145)	(1,226)
U.S. Government Money Market	42,605,149	42,605,149	76,521	76,521	(43,150,316)	(43,150,316)	(468,646)	(468,646)
U.S. Government Select Money Market	8,803,278	8,803,278	14,486	14,486	(8,683,263)	(8,683,263)	134,501	134,501
U.S. Treasury Index	787	15,289	53	1,014	(599)	(11,572)	241	4,731
Transactions in Shares class for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	1,551	$14,653	150	$1,432	(3,129)	$ (29,597)	(1,428)	$ (13,512)
Bond Index	89,398	813,267	1,687	15,289	(67,526)	(612,372)	23,559	216,184
California Intermediate Tax-Exempt	6,983	68,231	116	1,128	(9,453)	(91,668)	(2,354)	(22,309)
California Tax-Exempt	3,907	40,218	147	1,521	(5,188)	(53,743)	(1,134)	(12,004)
Core Bond	528	4,657	147	1,289	(2,718)	(23,850)	(2,043)	(17,904)
Fixed Income	1,150	10,102	710	6,231	(16,061)	(141,265)	(14,201)	(124,932)
High Yield Fixed Income	101,894	593,795	3,514	20,375	(153,833)	(893,101)	(48,425)	(278,931)
FIXED INCOME AND MONEY MARKET FUNDS  350 NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

September 30, 2024 (Unaudited)
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
High Yield Municipal	19,436	$141,488	281	$2,030	(26,290)	$(189,357)	(6,573)	$(45,839)
Intermediate Tax-Exempt	34,905	338,691	470	4,559	(62,420)	(605,129)	(27,045)	(261,879)
Limited Term Tax-Exempt	7,868	77,437	171	1,678	(20,662)	(203,171)	(12,623)	(124,056)
Limited Term U.S. Government	52	478	28	259	(2,751)	(25,361)	(2,671)	(24,624)
Multi-Manager High Yield Opportunity	4,240	34,965	500	4,094	(8,404)	(69,302)	(3,664)	(30,243)
Short Bond	1,194	21,393	210	3,759	(5,256)	(94,119)	(3,852)	(68,967)
Tax-Advantaged Ultra-Short Fixed Income	90,289	909,786	984	9,908	(81,852)	(823,767)	9,421	95,927
Tax-Exempt	38,837	367,114	587	5,562	(42,228)	(400,660)	(2,804)	(27,984)
Ultra-Short Fixed Income	20,523	207,658	3,925	39,817	(105,512)	(1,069,209)	(81,064)	(821,734)
U.S. Government	268	2,353	71	617	(3,017)	(25,953)	(2,678)	(22,983)
U.S. Government Money Market	87,142,759	87,142,759	118,731	118,731	(85,411,552)	(85,411,552)	1,849,938	1,849,938
U.S. Government Select Money Market	19,425,602	19,425,602	25,322	25,322	(18,497,872)	(18,497,872)	953,052	953,052
U.S. Treasury Index	738	14,032	99	1,884	(1,264)	(23,969)	(427)	(8,053)
Transactions in Siebert Williams Shank Shares for the six months ended September 30, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Ultra-Short Fixed Income	—	—	78	802	—	—	78	802
Transactions in Siebert Williams Shank Shares for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Ultra-Short Fixed Income	—	—	132	1,257	—	—	132	1,257
9. INVESTMENTS IN AFFILIATES
Transactions in affiliated investments for the six months ended September 30, 2024, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Arizona Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$879	$21,255	$19,955	$—	$—	$—	$85	$2,179	$2,179,391
Bond Index	Nasdaq, Inc.	528	—	—	16	—	—	15	544	500,000
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	27,962	230,074	204,880	—	—	—	872	53,156	53,156,437
	Total	$28,490	$230,074	$204,880	$16	$—	$—	$887	$53,700	53,656,437
NORTHERN FUNDS SEMIANNUAL REPORT  351 FIXED INCOME AND MONEY MARKET FUNDS

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Notes to the financial statements continued
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
California Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$534	$48,867	$42,199	$—	$—	$—	$152	$7,202	$7,201,733
California Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,151	30,178	27,901	—	—	—	61	3,428	3,427,706
Core Bond	Nasdaq, Inc.	142	—	142	(2)	2	—	2	—	—
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,893	22,642	26,092	—	—	—	56	2,443	2,442,761
	Total	$6,035	$22,642	$26,234	$(2)	$2	$—	$58	$2,443	2,442,761
Fixed Income	Nasdaq, Inc.	$366	$—	$365	$(6)	$5	$—	$6	$—	$—
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	10,598	87,452	97,356	—	—	—	124	694	693,524
	Total	$10,964	$87,452	$97,721	$(6)	$5	$—	$130	$694	693,524
High Yield Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$37,595	$484,397	$394,483	$—	$—	$—	$1,507	$127,509	$127,509,085
High Yield Municipal	Northern Institutional Funds - U.S. Government Portfolio (Shares)	49,072	85,844	130,550	—	—	—	585	4,366	4,366,426
Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	4,860	227,464	217,755	—	—	—	528	14,569	14,568,517
Limited Term Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	8,628	98,002	101,581	—	—	—	211	5,049	5,049,301
Limited Term U.S. Government	Northern Institutional Funds - U.S. Government Portfolio (Shares)	67	2,301	2,203	—	—	—	3	165	164,896
Multi-Manager High Yield Opportunity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	7,277	59,762	61,382	—	—	—	178	5,657	5,657,103
Short Bond	Northern Institutional Funds - U.S. Government Portfolio (Shares)	6,701	80,385	75,719	—	—	—	150	11,367	11,366,541
Tax-Advantaged Ultra-Short Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	132,151	671,417	682,582	—	—	—	2,289	120,986	120,985,865
FIXED INCOME AND MONEY MARKET FUNDS  352 NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

September 30, 2024 (Unaudited)
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$21,307	$139,152	$144,538	$—	$—	$—	$521	$15,921	$15,920,899
Ultra-Short Fixed Income	Nasdaq, Inc.	10,033	—	—	35	—	(7)	275	10,061	10,000,000
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	67,955	402,472	447,897	—	—	—	1,050	22,530	22,530,163
	Total	$77,988	$402,472	$447,897	$35	$—	$(7)	$1,325	$32,591	32,530,163
U.S. Government	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$122	$2,552	$2,511	$—	$—	$—	$5	$163	$162,606
U.S. Treasury Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	540	11,226	11,635	—	—	—	8	131	130,850
10. DERIVATIVE INSTRUMENTS
Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.
Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2024:
		Assets		Liabilities
Amounts in thousands	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
Core Bond	Interest rate contracts	Net Assets - Net unrealized appreciation	$9 *	Net Assets - Net unrealized depreciation	$—
Fixed Income	Interest rate contracts	Net Assets - Net unrealized appreciation	33	Net Assets - Net unrealized depreciation	—
High Yield Fixed Income	Interest rate contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(34)*
Multi-Manager High Yield Opportunity	Interest rate contracts	Net Assets - Net unrealized appreciation	1 *	Net Assets - Net unrealized depreciation	—
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	(2)
	Credit contracts	Unrealized appreciation on credit default swap agreements	— **, ***	Unrealized depreciation on credit default swap agreements	—
	Equity contracts	Unrealized appreciation on total return swaps	240	Unrealized depreciation on total return swaps	—
Short Bond	Interest rate contracts	Net Assets - Net unrealized appreciation	16	Net Assets - Net unrealized depreciation	—
U.S. Government	Interest rate contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	— *, **

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

**	Amount rounds to less than one thousand.
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Notes to the financial statements continued
***
Includes cumulative appreciation/depreciation on centrally cleared swap agreements as reported in the Schedule of Investments’
footnotes. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
As of September 30, 2024, gross amounts of assets and liabilities for forward foreign exchange contracts and total return swaps not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Multi-Manager High Yield Opportunity Fund	Morgan Stanley	$240	$—	$(190)	$50
	Total	$240	$—	$(190)	$50

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
Multi-Manager High Yield Opportunity Fund	Barclays	$(2)	$—	$—	$(2)
	BNP	—*	—	—	—*
	Total	$(2)	$—	$—	$(2)

*	Amount rounds to less than one thousand.
The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2024:
		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	$(9)
Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	159
High Yield Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	4,707
Limited Term U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	25
Multi-Manager High Yield Opportunity	Interest rate contracts	Net realized gains (losses) on futures contracts	(42)
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(6)
	Equity contracts	Net realized gains (losses) on total return swaps	(97)
	Credit contracts	Net realized gains (losses) on credit default swap agreements	14
Short Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	77
U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	27

FIXED INCOME AND MONEY MARKET FUNDS  354 NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

September 30, 2024 (Unaudited)
		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$15
Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	41
High Yield Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(723)
Multi-Manager High Yield Opportunity	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	1
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(6)
	Equity contracts	Net change in unrealized appreciation (depreciation) on total return swaps	240
Short Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	59
U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(— )*

*	Amount rounds to less than one thousand.
Volume of derivative activity for the six months ended September 30, 2024*:
	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		CREDIT CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Core Bond	—	$ —	—	$ —	—	$ —	6	$2,765
Fixed Income	—	—	—	—	—	—	9	8,605
High Yield Fixed Income	—	—	—	—	—	—	6	53,758
Limited Term U.S. Government	—	—	—	—	—	—	2	892
Multi-Manager High Yield Opportunity	7	1,219	4	269	5	780	3	119
Short Bond	—	—	—	—	—	—	4	6,709
U.S. Government	—	—	—	—	—	—	3	560
*
Activity for the period is measured by number of trades during the period and average notional amount for forward foreign currency exchange, swaps credit rate and futures interest rate contracts.
**
Amounts in thousands.
11. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
12. NEW ACCOUNTING PRONOUNCEMENTS
In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021.
Preceding the issuance of ASU 2020-04, which established ASC 848, the United Kingdom's Financial Conduct Authority ("FCA") announced that it would no longer need to persuade or compel banks to submit to LIBOR after December 31, 2021. In response, the FASB established a December 31, 2022, expiration date for ASC 848.
In March 2021, the FCA announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. Accordingly, ASU 2022-06 defers the expiration date of ASC 848 to December 31, 2024. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.
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FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued	September 30, 2024 (Unaudited)
13. FOREIGN INSTABILITY
Unexpected political, regulatory and diplomatic events and military conflicts around the world may affect investor and consumer confidence and may adversely impact global financial markets and the broader economy. Foreign conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those conflicts have, and could continue to have, a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters.
14. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure other than noted below.
The Board of Northern Funds, upon the recommendation of NTI, has determined that it is in the best interests of the High Yield Municipal Fund and its shareholders that the Fund be liquidated and terminated on or about January 31, 2025, pursuant to a plan of liquidation and termination approved by the Board. The liquidation date may be changed at the discretion of the Trust’s officers.
The Board of Northern Funds, upon the recommendation of NTI, has determined that it is in the best interests of the U.S. Treasury Index Fund and its shareholders that the Fund be liquidated and terminated, pursuant to a plan of liquidation and termination approved by the Board.
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FIXED INCOME AND MONEY MARKET FUNDS

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	September 30, 2024 (Unaudited)
Not applicable.
NORTHERN FUNDS SEMIANNUAL REPORT  357 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	September 30, 2024 (Unaudited)
Not applicable.
FIXED INCOME AND MONEY MARKET FUNDS 358 NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	September 30, 2024 (Unaudited)
Considerations for all Northern Funds Fixed Income Funds and Money Market Funds except Multi-Manager High Yield Opportunity Fund
At an in-person meeting held on May 15-16, 2024 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” (the “Independent Trustees”), as defined in the Investment Company Act of 1940 (the “1940 Act”)  voting separately, reviewed and approved the continuance for an additional one-year period of the investment management agreements (collectively, the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, Tax-Exempt Fund and High Yield Municipal Fund (collectively, the “Tax-Exempt Funds”), Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Tax-Advantaged Ultra-Short Fixed Income Fund,  Ultra-Short Fixed  Income Fund, U.S. Government Fund, U.S. Treasury Index Fund (collectively, the “Taxable Fixed Income Funds”); and U.S. Government Money Market Fund and U.S. Government Select Money Market Fund (collectively, the “Money Market Funds” and, together with the Tax-Exempt Funds and Taxable Fixed Income Funds, each a “Fund” and collectively, the “Funds”).
In advance of and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern, and Northern’s affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 28-29, 2024 (the “February Meeting”) and an executive session of the Independent Trustees held via videoconference on April 16, 2024 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and at each of the other Board meetings, with their independent legal counsel without employees of Northern or interested Trustees present.
In evaluating the Management Agreement, the Independent Trustees reviewed and discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February, April, and Annual Contract Meetings, as well as their interactions with, and information provided by, Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year.
The Trustees reviewed and assessed, among other things, information relating to: (i) the nature, extent and quality of the services provided by Northern; (ii) the Funds’ investment performance over different time periods, including versus applicable benchmarks and in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (iii) the contractual management fee rates (before fee waivers and expense reimbursements, if any), actual advisory fee rates (after fee waivers and expense reimbursements, if any), and total expense ratios (after  fee waivers and expense reimbursements, if any) of the Funds, including in comparison to those borne by a group and universe of comparable peer funds (“Expense Group” and “Expense Universe,” respectively) selected by the Data Provider; (iv) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Funds; (v) the existence and sharing of potential economies of scale; (vi) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Funds; and (vii) other factors deemed relevant by the Trustees.
In addition, the Board reviewed, among other things, materials relating to: (i)  compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Funds, including Northern’s staffing for the Funds and information on the portfolio managers, credit research and other personnel, as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ investments in technology to benefit the Funds; (v) information about purchases and redemptions of each Fund’s shares; (vi) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (vii) the nature of the Funds’ shareholders.
The Trustees were provided with information on the composition of the Performance Universe and Expense Group for each Fund by the Data Provider. In considering the Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
Nature, Extent and Quality of Services
The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern to the Funds, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees considered that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.
The Trustees considered, in evaluating whether to approve the Management Agreement, that subject to the supervision of the Board of Trustees, Northern is responsible for the management of the investment operations of each Fund and the composition of each Fund’s assets, including the day-to-day portfolio management of each Fund.  The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for each Fund; (ii) determining what investments or securities will be purchased, retained or sold by each Fund, what portion of each Fund’s assets will be invested or held uninvested as cash; (iii) trading the assets of each Fund with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing Fund transactions; (iv) reviewing and preparing Fund regulatory documents; and (v) monitoring for anticipated purchases and redemptions of Fund shares. The Trustees considered that each of the Money Market Funds were managed to maintain a stable net asset value in accordance with Rule 2a-7 under the 1940 Act.
The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to Northern’s regular reporting on stress testing of the Funds.  The Trustees also considered Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Funds, including recently adopted rule and form amendments by the U.S. Securities and Exchange Commission impacting mutual funds and money market funds. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Funds’ compliance programs.  The Trustees  noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act, including related to compliance with Rule 2a-7 for the Money Market Funds. They considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.
The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Funds, and the quality of Northern’s communications with, and services to, shareholders of the Funds.  The Trustees reviewed the administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments, and considered Northern’s initiatives on behalf of the Funds to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Funds and their shareholders, including to address additional regulatory and reporting requirements and initiatives.
The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Funds. The Trustees also considered the financial position and stability of Northern Trust Corporation, the corporate parent of Northern and its affiliates.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Funds and their shareholders.
Performance
The Trustees considered the investment performance of each of the Funds. For Funds that had been in existence for the applicable periods, the Trustees focused on information on the Funds’ investment performance for the one-, three-, and five- years ended January 31, 2024, and compared the investment performance of each Fund to its respective Performance Universe.  The Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Funds’ performance relative to their respective performance benchmarks.
The Trustees noted that the performance for the following Funds were not in the top three quintiles for the one- and three-year periods and/or the one- and five-year periods:
• Bond Index Fund was in the fourth quintile for the one- and five-year periods, and third quintile for the three-year period. It also slightly underperformed its benchmark index in all three periods.
• California Tax-Exempt Fund was in fourth quintile for the one-, three-, and five-year periods. It also underperformed its benchmark index in all three periods.
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• California Intermediate Tax-Exempt Fund was in the fifth quintile for the one- and three-year periods, and fourth quintile for the five-year period. It also underperformed its benchmark index in all three periods.
• High Yield Municipal Fund was in the fourth quintile for the one-year period, and fifth quintile for the three- and five-year periods.  It also underperformed its benchmark index in all three periods.
• Intermediate Tax-Exempt Fund was in the fifth quintile for the one- and three-year periods, and fourth quintile for the five-year period. It also underperformed its benchmark index in all three periods.
• Short Bond Fund was in the fourth quintile for the one-, three- and five-year periods. It outperformed its benchmark index for the one- and five-year periods and slightly underperformed its benchmark index for the three-year period.
• Tax-Advantaged Ultra-Short Fixed Income Fund was in the fifth quintile for the one-, three-, and five-year periods.  It outperformed its benchmark index for all three periods.
• Tax-Exempt Fund was in the fifth quintile for the one-year period, and fourth quintile for the three- and five-year periods. It also underperformed its benchmark index in all three periods.
For the Bond Index Fund, Northern explained that the Fund seeks to provide investment results approximating the overall performance of the securities included in the Bloomberg U.S. Aggregate Bond Index and that it closely tracked that index over time. Northern noted that Lipper does not have a separate category for U.S. aggregate bond index funds, which are generally included in the Lipper Core Bond Fund category with both actively managed and index funds. Northern said that when actively managed core bond funds outperform bond index funds, the bond index funds will have less favorable Lipper rankings. Northern said it is satisfied with the Bloomberg U.S. Aggregate Bond Index, as it is a broad-based index that is representative of the U.S. investment-grade bond market. The Trustees considered Northern’s explanations of the tracking difference between the Bond Index Fund and its underlying index and concluded that it was appropriately tracking its underlying index.
For the Tax-Exempt Funds, Northern explained that the Tax-Exempt Funds underperformed their respective Lipper peers over the three- and five- year periods due to Northern’s longer duration profile. Northern said that while it began repositioning the Tax-Exempt Funds to more closely align with their respective benchmark indexes, the benchmark indexes underperformed the respective Lipper peer groups throughout 2023 and the first quarter of 2024. The Board paid particular attention to the performance of the Tax-Exempt Funds throughout the year, including an extensive presentation by Northern at the Annual Contract Meeting, which focused on the effects on performance of portfolio duration, changes in interest rates, and redemptions. Northern explained the affirmative steps being taken to improve the Tax-Exempt Funds’ performance, including adding expertise to Northern’s municipal bond team, creating a dedicated trading team, investing in Northern’s credit team, continuing the add new technology to allow for more efficient and faster implementation, and building out a quantitative research team. Northern also committed to renewing the Funds’ current annual expense limitations. Despite the poor performance of the Tax-Exempt Funds in recent years, the Board concluded that Northern’s plans and commitment to improve performance were reasonable and appropriate. The Board will continue to monitor the performance of the Tax-Exempt Funds and Northern’s improvements in the coming year.
For the Short Bond Fund, Northern explained that the Lipper peer group performance varies due to the range of duration and risk profiles among the funds in the peer group, and that Northern believes the Short Bond Fund’s benchmark (Bloomberg 1-3 Year U.S. Government/Credit Index) is more appropriate for evaluating performance. Northern explained that the Short Bond Fund outperformed the benchmark for the one- and five-year periods and underperformed for the three-year period by less than the amount of the Fund’s net expense ratio. Northern committed to renewing the Funds’ current annual expense limitations.
For the Tax-Advantaged Ultra-Short Fixed Income Fund, Northern explained that the Fund is included in a Lipper category that includes taxable funds, which significantly impacts relative performance as the Fund holds over 50% in tax-exempt securities. Northern said it believes that the Fund’s blended benchmark is more appropriate for evaluating Fund performance. Northern noted that the Fund’s performance after expenses for the one-, three-, and five-year periods outperformed the blended benchmark. Northern committed to renewing the Funds’ current annual expense limitations.
The Trustees considered Northern’s discussion of the Funds’ performance and reviewed the differences in investment parameters of certain Funds and their peers. They considered the Funds’ investment performance relative to the investor base that the Funds are intended to serve and noted the potential impact on performance of the relative risk parameters of the Funds. In addition, the Trustees reviewed the consistency of Northern’s investment strategy for each Fund and processes to address performance issues, including changes implemented by Northern to resolve performance issues in the Tax-Exempt Funds. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating performance issues with respect to any Funds that were underperforming.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
The Trustees concluded that, based on the information received, the performance of each Fund (other than the Tax-Exempt Funds) was generally satisfactory, and with respect to the Tax-Exempt Funds, Northern’s plans to improve performance were generally satisfactory.
Fee Rates, Costs of Services and Profitability
The Trustees evaluated each Fund’s contractual management fee rate (before fee waivers and expense reimbursements; and actual management fee rate (after fee waivers and expense reimbursements; each Fund’s total operating expense ratio (after fee waivers and expense reimbursements; and Northern’s contractual commitments to limit total annual fund operating expenses with respect to each Fund. The Trustees considered that the Funds, except the  Money Market Funds, were sweeping uninvested cash daily into a Northern-affiliated money market portfolio, and that Northern was in each case reimbursing back to the investing Fund or waiving, as the case may be, a portion of the management fee attributable to any assets invested in the applicable money market portfolio. In addition, the Trustees considered actions taken in past years to reduce Fund expenses.
The Trustees reviewed information on the management fee rates paid by each Fund under the Management Agreement and each Fund’s total operating expense ratio compared to its respective Expense Group and Expense Universe.  The Trustees noted that the contractual management fee rates used by the Data Provider represent a combination of the advisory fee and any administrative fees. The Trustees further noted that the Funds’ actual advisory fee rates represent a combination of advisory fees and administrative fees, but some of the actual advisory fee rates used by the Data Provider for funds in the Expense Group present administrative fees separately from, and not included within, the actual advisory fee rates for those funds. As a result, the Funds’ actual advisory fee rates may appear higher than the actual advisory fee rates of funds that do not include administrative fees.
The Trustees considered that Northern had reimbursed expenses and/or waived fees for all of the Funds.  The Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees noted that the Tax-Exempt Funds and Taxable Fixed Income Funds’ total expense ratios (after fee waivers and expense reimbursements) were generally in the first or second quintiles and the U.S. Government Money Market Fund and U.S. Government Select Money Market Fund were in the fourth and third quintiles, respectively, of their respective Expense Group.
The Trustees also considered Northern’s discussion of how money market fund investment advisers, including Northern, had generally been voluntarily waiving fees prior to interest rate increases in March 2022, and that because the Data Provider uses fiscal year-end annual report expense data, funds with fiscal year-ends later in the calendar year, such as the Money Market Funds, had lower levels of fee waivers relative to other peer money market funds with fiscal year-ends earlier in the calendar year. Therefore, Northern explained, the Money Market Funds generally appeared to have higher fees when compared to certain of their respective peers within a Fund’s Expense Group that have earlier fiscal year-ends. Moreover, when compared to peers within a Fund’s Expense Universe, which includes more funds than the Fund’s Expense Group, the impact of fee waivers rolling off at different times is even further reduced. The Trustees noted that the Money Market Funds’ expense ratios were within the range of the Expense Group money market funds.
The Trustees noted that contractual management fee rates (before fee waivers/reimbursements, if any) and/or actual advisory fee rates (after fee waivers/reimbursements, if any) for the following Funds were in the fourth or fifth quintiles of the Funds’ respective Expense Groups:
• California Intermediate Tax-Exempt Fund, Fixed Income Fund, High Yield Municipal Fund, Short Bond Fund, and Tax-Exempt Fund, whose actual advisory fee rates were in the fourth quintile.
• High-Yield Fixed Income Fund, whose contractual management fee rate was in the fourth quintile;
• Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, U.S. Government Money Market Fund, and U.S. Government Select Money Market Fund, whose contractual management fee rates and actual advisory fee rates were in the fourth or fifth quintile.
The Trustees noted that a significant majority of these Funds had total expenses after fee waivers and expense reimbursements in the top two quintiles and considered Northern’s explanation of the effect of shareholder report periods on the Expense Group data for the Money Market Funds.  The Trustees also noted Northern’s commitment to renew annual expense limitations for the Funds.
The Trustees considered the management fees charged by Northern to other similarly managed funds and client accounts compared to the Funds, including Northern’s explanations of differences among such funds and accounts where relevant. These comparisons assisted the Trustees in evaluating the reasonableness of the management fee rates paid by the Funds compared to those charged to private institutional accounts.
Upon further consideration and discussion, the Trustees concluded that the compensation payable by each Fund under the Management Agreement and the Funds’ total operating expenses were fair and reasonable in light of the services provided.
In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis, both before and after marketing and distribution expenses and certain non-distribution costs. The Trustees considered Northern’s
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assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited, and that the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years.
The Trustees discussed profitability information provided by Northern, including as compared to information provided by the Data Provider with respect to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Funds and the quality of the services provided by Northern and its affiliates, and that Northern and its affiliates have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.
Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee rate levels reflected these economies of scale for the benefit of shareholders. They considered Northern’s discussion of the Funds’ management fee rate structure and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fee rates are set and through Northern’s contractual expense reimbursements to limit total annual fund operating expenses for each Fund. The Trustees considered that the Funds (other than Bond Index Fund, High Yield Fixed Income Fund, U.S. Government Money Market Fund, U.S. Government Select Money Market Fund, and U.S. Treasury Index Fund) had breakpoints, so that shareholders would receive reduced fee rates as the Funds grew, and that two Funds had reached a breakpoint as of January 31, 2024. The Trustees agreed that breakpoints were not necessary for the Bond Index Fund, High Yield Fixed Income Fund, U.S. Government Money Market Fund, and U.S. Government Select Money Market Fund and U.S. Treasury Index Fund at this time based on their current management fee rates and contractual expense limitations. The Trustees considered the voluntary fee waivers and expense reimbursements made by Northern for the Money Market Funds to support the Money Market Funds’ yield in the current and prior year. Based on the foregoing, the Trustees determined that the Funds’ current management fee rate structures were reasonable.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, for which the Board reviewed the nature, extent and quality of the services provided at its February Meeting. The Trustees considered that many of the Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.
Conclusion
After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Management Agreement is fair and reasonable in light of the services provided and, with respect to the Tax-Exempt Funds, the plans and commitments by Northern to improve performance. The Board considered such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Management Agreement on behalf of each Fund.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
Considerations for Northern Funds Multi-Manager High Yield Opportunity Fund
At an in-person meeting held on May 15-16, 2024 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” (the “Independent Trustees”), as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved the continuance for an additional one-year period (i) the investment management agreement (the “Multi-Manager Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of the Multi-Manager High Yield Opportunity Fund; and (ii) the sub-advisory agreements (“Sub-Advisory Agreements”) between Northern and each sub-adviser to the Fund.
In advance of and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Multi-Manager Management Agreement, Northern, and Northern’s affiliates, and information relating to the Sub-Advisory Agreements and each sub-adviser. This information included written materials and verbal presentations at an in-person Board meeting held on February 28-29, 2024 (the “February Meeting”) and an executive session of the Independent Trustees held via videoconference on April 16, 2024 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations, and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and at each of the other Board meetings, with their independent legal counsel without employees of Northern or interested Trustees present.
1. Management Agreement
In evaluating the Multi-Manager Management Agreement, the Independent Trustees reviewed and discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February, April, and Annual Contract Meetings, as well as their interactions with, and information provided by, Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Multi-Manager Management Agreement was an ongoing one throughout the year.
The Trustees reviewed and assessed, among other things, information relating to: (i) the nature, extent and quality of the services provided by Northern; (ii) the Fund’s investment performance over different time periods, including versus applicable benchmarks and in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (iii) the contractual management fee rates (before fee waivers and expense reimbursements), actual advisory fee rates (after fee waivers and expense reimbursements), and total expense ratios (after fee waivers and expense reimbursements) of the Multi-Manager High Yield Opportunity Fund, including in comparison to those borne by a group of comparable peer funds (“Expense Group”) selected by the Data Provider; (iv) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Multi-Manager High Yield Opportunity Fund; (v) the existence and sharing of potential economies of scale; (vi) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Multi-Manager High Yield Opportunity Fund; and (vii) other factors deemed relevant by the Trustees.
In addition, the Board reviewed, among other things, materials relating to: (i)  compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Multi-Manager High Yield Opportunity Fund, including Northern’s staffing for the Multi-Manager High Yield Opportunity Fund and information on the portfolio managers, and other personnel, as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates investments in technology to benefit the Multi-Manager High Yield Opportunity Fund; (v) information about purchases and redemptions of the Multi-Manager High Yield Opportunity Fund’s shares; (vi) the nature of the Multi-Manager High Yield Opportunity Fund’s shareholders; and (vii) Northern’s oversight of the sub-advisers.
The Trustees were provided with information on the composition of the Performance Universe and Expense Group by the Data Provider. In considering the Multi-Manager Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Multi-Manager Management Agreement for the Multi-Manager High Yield Opportunity Fund, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.
Nature, Extent and Quality of Services
The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern to the Multi-Manager High Yield Opportunity Fund, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the
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Multi-Manager High Yield Opportunity Fund by Northern and its affiliates. These services include acting as the Multi-Manager High Yield Opportunity Fund’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Multi-Manager High Yield Opportunity Fund and the Trust. The Trustees considered that the Multi-Manager Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.
The Trustees considered, in evaluating whether to approve the Multi-Manager Management Agreement, that Northern engaged sub-advisers, subject to the Trustees’ approval, to each manage a discrete portion of the Multi-Manager High Yield Opportunity Fund’s assets. They considered that Northern provided overall general investment management services to the Multi-Manager High Yield Opportunity Fund and had the ultimate responsibility to oversee the sub-advisers, including to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern was responsible for, among other things: (i) selecting the Multi-Manager High Yield Opportunity Fund’s overall investment strategy; (ii) recommending and selecting sub-advisers;  (iii) allocating and reallocating assets among the sub-advisers consistent with the Multi-Manager High Yield Opportunity Fund’s investment objective and strategy; (iv) monitoring and evaluating each sub adviser’s performance; (v) providing administration services; and (vi) implementing procedures to ensure the sub-advisers’ comply with the Multi-Manager High Yield Opportunity Fund’s investment objective, policies and restrictions. The Trustees noted that Northern also managed the cash portion of the Multi-Manager High Yield Opportunity Fund, in addition to providing the foregoing services.
The Trustees considered Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business. In addition, the Trustees considered that Northern selects the sub-advisers to manage the Multi-Manager High Yield Opportunity Fund on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of the Multi-Manager High Yield Opportunity Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment strategy with the other sub-advisers managing assets of the Multi-Manager High Yield Opportunity Fund.
The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Multi-Manager High Yield Opportunity Fund, and in particular the regular reporting on stress testing of the Multi-Manager High Yield Opportunity Fund. They noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers and monitored the sub-advisers on a continuing basis throughout the year. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Multi-Manager High Yield Opportunity Fund’s compliance program.  The Trustees noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Multi-Manager High Yield Opportunity Fund’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They considered the quality of Northern’s compliance oversight program with respect to all of the Multi-Manager High Yield Opportunity Fund’s service providers as well as Northern’s responses to any compliance or operational matters raised during the year.
The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Multi-Manager High Yield Opportunity Fund, and the quality of Northern’s communications with, and services to, shareholders of the Multi-Manager High Yield Opportunity Fund.  The Trustees reviewed the administrative services provided to the Multi-Manager High Yield Opportunity Fund by Northern and its affiliates, including its oversight of the Multi-Manager High Yield Opportunity Fund’s day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments, and considered Northern’s initiatives on behalf of the Multi-Manager High Yield Opportunity Fund to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Multi-Manager High Yield Opportunity Fund and its shareholders, including to address additional regulatory and reporting requirements and initiatives.
The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting investment professionals, as well as its portfolio management compensation structure and the consistency of its investment approach with respect to the Multi-Manager High Yield Opportunity Fund. The Trustees also considered the financial position and stability of Northern Trust Corporation, the corporate parent of Northern and its affiliates.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Multi-Manager High Yield Opportunity Fund and its shareholders.
Performance
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
The Trustees considered the investment performance of the Multi-Manager High Yield Opportunity Fund. The Trustees focused on information on the Multi-Manager High Yield Opportunity Fund’s investment performance for the one-, three-, and five- years ended January 31, 2024, and compared the investment performance of the Multi-Manager High Yield Opportunity Fund to the performance of its Performance Universe. The Multi-Manager High Yield Opportunity Fund was ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Fund’s performance relative to its respective performance benchmarks.
The Trustees noted that the Multi-Manager High Yield Opportunity Fund had performance in the first quintile for the one-year period, and performance in the second quintile for the three- and five-year periods ended January 31, 2024. The Trustees also considered the performance of the Multi-Manager High Yield Opportunity Fund against its respective benchmark indexes for the one-, three- and five-year periods ended January 31, 2024, noting that the Multi-Manager High Yield Opportunity Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five-year period.
The Trustees considered Northern’s discussion of the Multi-Manager High Yield Opportunity Fund’s performance and considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence meetings. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating the performance of the Multi-Manager High Yield Opportunity Fund.
The Trustees concluded that, based on the information received, the Multi-Manager High Yield Opportunity Fund’s performance was generally satisfactory.
Fee Rates, Costs of Services and Profitability
The Trustees evaluated the Multi-Manager High Yield Opportunity Fund’s contractual management fee rate (before fee waivers and expense reimbursements); and actual management fee rate (after fee waivers and expense reimbursements); the Multi-Manager High Yield Opportunity Fund’s total operating expense ratio (after fee waivers and expense reimbursements); and Northern’s contractual commitments to limit the Fund’s total annual operating expenses. The Trustees considered actions taken by Northern to reduce Fund expenses and management fee reductions on the Multi-Manager High Yield Opportunity Fund over recent years, including that Northern had reimbursed expenses and/or waived fees for the Fund. The Trustees considered that the Multi-Manager High Yield Opportunity Fund was sweeping uninvested cash daily into a Northern-affiliated money market portfolio, and that Northern was reimbursing back to the
Multi-Manager High Yield Opportunity Fund or waiving, as the case may be, a portion of the management fee attributable to any assets invested in the applicable money market portfolio.
The Trustees reviewed information on the contractual management fee rate paid by the Multi-Manager High Yield Opportunity Fund under the Multi-Manager Management Agreement and the Multi-Manager High Yield Opportunity Fund’s total operating expense ratio compared to its respective Expense Group. The Trustees noted that the Fund’s actual advisory fee rate represents a combination of advisory fees and administrative fees, but some of the actual advisory fee rates used by the Data Provider for funds in the Expense Group present administrative fees separately from, and not included within, the actual advisory fee rates for those funds. As a result, the Fund’s actual advisory fee rates may appear higher than the actual advisory fee rates of funds that do not include administrative fees.
The Multi-Manager High Yield Opportunity Fund was ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees noted that the Multi-Manager High Yield Opportunity Fund’s contractual management fee rate (before fee waivers and expense reimbursements) was in the fourth quintile, and the actual management fee rate (after fee waivers and expense reimbursements) was in the fourth quintile, but total operating expenses (after fee waivers and expense reimbursements) was in the first quintile of its Expense Group.
The Trustees considered the management fees charged by Northern to other similarly managed funds and client accounts compared to the Multi-Manager High Yield Opportunity Fund, including Northern’s explanations of differences among such funds and accounts where relevant. These comparisons assisted the Trustees in evaluating the reasonableness of the management fee rates paid by the Fund compared to those charged to private institutional accounts.
Upon further consideration and discussion, the Trustees concluded that the compensation payable by the Fund under the Multi-Manager Management Agreement and the Fund’s total operating expense were fair and reasonable in light of the services provided.
The Trustees received information describing the Multi-Manager High Yield Opportunity Fund’s management fee rate structure, the amount retained by Northern after payment of the sub-advisory fees, and Northern’s role under the Multi-Manager Management Agreement in overseeing the sub-advisers. The Trustees considered that the Multi-Manager High Yield Opportunity Fund utilized multiple sub-advisers.  In addition, the Trustees considered the amount of assets in the Multi-Manager High Yield Opportunity Fund; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship with the Fund and on an overall Trust
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basis, both before and after marketing and distribution expenses and certain non-distribution costs. The Trustees noted that Northern had presented profitability information to the Trustees quarterly on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition or renewal of proposed sub-advisers, if any, as required by the Multi-Manager High Yield Opportunity Fund’s exemptive order. The Trustees considered Northern’s assumptions and methodology for allocating costs to the Multi-Manager High Yield Opportunity Fund, recognizing that cost allocation methodologies are inherently subjective and not audited, and that the overall methodology has remained consistent with that used in the Multi-Manager High Yield Opportunity Fund’s profitability report presentations from prior years.
The Trustees discussed profitability information provided by Northern, including as compared to information provided by the Data Provider with respect to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Multi-Manager High Yield Opportunity Fund and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates have the resources necessary to fulfill its obligations under its management and other agreements with the Multi-Manager High Yield Opportunity Fund.
Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to the Multi-Manager High Yield Opportunity Fund.
Economies of Scale
The Trustees considered the extent to which economies of scale would be realized as the Multi-Manager High Yield Opportunity Fund grows and whether fee rate levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee for the Multi-Manager High Yield Opportunity Fund has breakpoints, thus ensuring that as the Multi-Manager High Yield Opportunity Fund’s assets grow, its shareholders would receive reduced fee rates. They considered management’s discussion of the Multi-Manager High Yield Opportunity Fund’s fee rate structure and considered Northern’s view that the Multi-Manager High Yield Opportunity Fund was sharing in economies of scale through the level at which the Fund’s management fee rates are set and through Northern’s contractual expense reimbursements to limit total annual fund operating expenses for the Multi-Manager High Yield Opportunity Fund.
Based on the foregoing, the Trustees determined that the Multi-Manager High Yield Opportunity Fund’s current management fee rate structure was reasonable.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Fund. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, for which the Board reviewed the nature, extent and quality of the services provided at its February Meeting. The Trustees considered that many of the Multi-Manager High Yield Opportunity Fund’s shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Fund provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees considered the benefits from many of the sub-advisory fee structures where the fee is based on all assets managed by the sub-adviser for the Fund and Northern’s other clients, if any.
Conclusion
After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Multi-Manager Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Multi-Manager Management Agreement on behalf of the Multi-Manager High Yield Opportunity Fund.
2. Sub-Advisory Agreements
The Trustees considered the Sub-Advisory Agreements for the Multi-Manager High Yield Opportunity Fund. The Trustees reviewed and discussed information and written materials from Northern and the sub-advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and styles of investing; (v) the performance history of the sub-advisers with respect to the Multi-Manager High Yield Opportunity Fund; (vi) information with respect to each sub-adviser’s risk management and cybersecurity programs, compliance policies and procedures (including their codes of ethics), and the CCO’s evaluations of such policies and procedures, as well as the sub-adviser’s
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
regulatory history; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager High Yield Opportunity Fund, including each sub-adviser’s other financial or business relationships with Northern or its affiliates; and (viii) the terms of the existing sub-advisory agreements. The Trustees reviewed and discussed Northern’s strategy for allocating assets among the various sub-advisers, as well as the current allocations of assets among the various sub-advisers.
In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the sub-advisers.
Nature, Extent and Quality of Services
The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications and experience in managing the type of strategies for which the sub-adviser was engaged in connection with the Multi-Manager High Yield Opportunity Fund. The Trustees placed emphasis on the CCO’s compliance program and on-going compliance monitoring for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and was able to provide, quality services to the Multi-Manager High Yield Opportunity Fund.
Fees, Expenses and Performance
The Trustees considered that the sub-advisers were each paid sub-advisory fees by Northern out of Northern’s management fees and not directly by the Multi-Manager High Yield Opportunity Fund. The Trustees believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arm’s-length among Northern and each sub-adviser, and considered the reductions in certain of the sub-advisory fees in the past few years. In addition, the Trustees reviewed and compared each sub-adviser’s fees paid by Northern out of its management fees and fees paid to the sub-advisers by its other accounts with similar strategies, if any. Finally, the Trustees considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.
While the Trustees considered Northern’s profitability with respect to the Multi-Manager High Yield Opportunity Fund, they did not consider the sub-advisers’ projected profitability, which they did not consider particularly relevant given that Northern paid the sub-advisers out of its own management fees and thus had an incentive to negotiate the lowest possible sub-advisory fees.
The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of each sub-adviser’s performance. This information was compared to performance information with respect to the Fund’s performance benchmark index. It was noted that each sub-adviser had a different style, and that these styles would outperform or underperform in various markets.
For the Multi-Manager High Yield Opportunity Fund, the Trustees noted that for the one-year period ending December 2023, Polen Capital Credit, LLC (“Polen”) and Nomura Corporate Research and Asset Management Inc. (“Nomura”) outperformed the benchmark index. Northern explained that at the end of February 2023, it replaced a third sub-adviser in the Fund with BlackRock Investment Management, LLC (“BlackRock”). The Trustees also noted that over the relatively short period since its addition to the Fund, BlackRock modestly underperformed the benchmark index. Northern said that it expects BlackRock to contribute positively to performance over time.
The Trustees concluded, based upon the information provided, that the sub-advisers’ performance was generally satisfactory and, where there had been ongoing sub-adviser underperformance, Northern had continually monitored and made changes to improve Fund performance, including by replacing sub-advisers.
Economies of Scale
The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates generally decreased as the Multi-Manager High Yield Opportunity Fund’s assets increased, as most of the sub-advisers had breakpoints incorporated into their sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Multi-Manager High Yield Opportunity Fund primarily at the management fee rate level given that Northern pays the sub-advisers out of its own management fees, including Northern’s contractual expense limitations for the Multi-Manager High Yield Opportunity Fund.
Other Benefits
The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager High Yield Opportunity Fund. The Trustees noted that they had received reports from Northern with respect to the quality of each sub-adviser’s trade execution on behalf of the Fund. The Trustees considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory and/ or custodial relationships.
Conclusion
Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid to each sub-adviser on a Fund-by-Fund basis for the Multi-Manager High Yield Opportunity Fund was fair and reasonable in light of the services provided by each of them. The Trustees concluded that
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the Sub-Advisory Agreements with respect to the Multi-Manager High Yield Opportunity Fund should be reapproved for an additional one-year period.
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©2024 Northern Funds
FIX & MMF SAR (11/24)

(b) Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

 (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant during the reporting period.

(b) Certifications of the Registrant pursuant to Rule 30a-2(b) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: December 3, 2024

By	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: December 3, 2024